UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of October 31, 2022.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**

The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2012-October 31, 2022

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

June 25, 2013-October 31, 2022

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2012-October 31, 2022

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Targeted Value Portfolio — Class R1 vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

U.S. Targeted Value Portfolio — Class R2 vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2012-October 31, 2022

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2012-October 31, 2022

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2012-October 31, 2022

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2012-October 31, 2022

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2022

DFA Real Estate Securities Portfolio vs.

S&P 500® Index, Dow Jones U.S. Select REIT Index

October 31, 2012-October 31, 2022

9

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2022, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2022, total returns were -19.24% for the Portfolio and -14.61% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative during the period. As a result, the fixed income component’s allocation to securities with maturities longer than one-year detracted from performance. Realized credit premiums were also generally negative during the period, resulting in the fixed income component’s allocation to corporate securities also detracting from performance. As such, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio held throughout the year.

10

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 640 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -14.12% for the Portfolio and -16.38% for the Russell 1000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks. Additionally, the Portfolio’s emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2022, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -3.54% for the Portfolio and -7.00% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Master Fund’s emphasis on higher-profitability stocks within the large-cap value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,370 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -1.48% for the Portfolio’s Class R1 shares, -1.62% for the Portfolio’s Class R2 shares, -1.39% for the Portfolio’s Institutional Class shares, and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks outperformed. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark also contributed positively to the Portfolio’s relative performance. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

11

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 970 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were 0.58% for the Portfolio and -10.73% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,650 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -11.85% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,650 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2022, total returns were -11.19% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability value stocks outperformed lower-profitability growth stocks.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -7.42% for the Portfolio and -16.52% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks contributed positively to relative performance.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,930 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -9.62% for the Portfolio and -18.54% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 1,560 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -7.93% for the Portfolio and -18.54% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as those stocks underperformed. Additionally, the Portfolio’s exclusion of stocks with high asset growth contributed positively to relative performance, as those stocks underperformed.

13

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2022, the Portfolio held approximately 170 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -8.55% for the Portfolio and -16.38% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability contributed positively to performance relative to the benchmark, as stocks with high profitability generally outperformed stocks with low profitability for the period.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2022, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -19.38% for the Portfolio, -14.61% for the S&P 500® Index, and -19.97% for the Dow Jones U.S. Select REIT Index, the Portfolio’s benchmarks. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index contributed positively to the Portfolio’s performance relative to the benchmark, most notably among entertainment and data center REITs. The Portfolio includes entertainment and data center REITs, which are held by the benchmark at a lower weight, and these securities generally outperformed.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$921.70	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$951.80	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$993.40	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,021.80	0.40%	$2.04
Class R2 Shares	$1,000.00	$1,021.20	0.54%	$2.75
Institutional Class Shares	$1,000.00	$1,022.00	0.30%	$1.53
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,023.19	0.40%	$2.04
Class R2 Shares	$1,000.00	$1,022.48	0.54%	$2.75
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,035.30	0.33%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$965.80	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$969.10	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$996.10	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,011.40	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,019.40	0.41%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$967.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$818.30	0.18%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	1.6%
Communications	0.4%
Consumer, Cyclical	7.9%
Consumer, Non-cyclical	11.9%
Energy	5.7%
Financial	38.5%
Foreign Government	5.0%
Industrial	2.1%
Supranational	0.9%
Technology	2.0%
U.S. Government	22.4%
Utilities	1.6%

100.0%

18

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	7.2%
Consumer Discretionary	10.0%
Consumer Staples	7.4%
Energy	7.3%
Financials	12.7%
Health Care	14.8%
Industrials	10.4%
Information Technology	23.8%
Materials	3.9%
Real Estate	0.1%
Utilities	2.4%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.5%
Consumer Discretionary	11.6%
Consumer Staples	4.2%
Energy	9.9%
Financials	29.3%
Health Care	5.0%
Industrials	18.5%
Information Technology	9.2%
Materials	8.4%
Real Estate	0.9%
Utilities	0.5%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	12.4%
Consumer Staples	4.6%
Energy	11.3%
Financials	29.6%
Health Care	4.3%
Industrials	19.8%
Information Technology	7.7%
Materials	7.1%
Real Estate	0.7%
Utilities	0.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	6.3%
Consumer Discretionary	11.2%
Consumer Staples	6.7%
Energy	7.1%
Financials	14.5%
Health Care	12.9%
Industrials	12.3%
Information Technology	21.7%
Materials	4.4%
Real Estate	0.2%
Utilities	2.7%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	5.6%
Consumer Discretionary	10.2%
Consumer Staples	6.5%
Energy	6.7%
Financials	15.2%
Health Care	12.8%
Industrials	14.1%
Information Technology	21.8%
Materials	4.8%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	10.0%
Consumer Staples	5.0%
Energy	10.9%
Financials	23.1%
Health Care	10.2%
Industrials	16.5%
Information Technology	9.9%
Materials	7.6%
Real Estate	0.5%
Utilities	1.2%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.7%
Consumer Discretionary	12.1%
Consumer Staples	4.4%
Energy	6.2%
Financials	22.0%
Health Care	10.5%
Industrials	20.3%
Information Technology	11.7%
Materials	6.3%
Real Estate	0.4%
Utilities	3.4%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.6%
Consumer Discretionary	11.7%
Consumer Staples	5.3%
Energy	7.7%
Financials	22.5%
Health Care	11.2%
Industrials	18.1%
Information Technology	12.3%
Materials	5.3%
Real Estate	0.8%
Utilities	2.5%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	2.7%
Consumer Discretionary	15.0%
Consumer Staples	12.1%
Energy	3.3%
Financials	4.0%
Health Care	15.0%
Industrials	12.6%
Information Technology	32.5%
Materials	2.7%
Utilities	0.1%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^		Value†
		(000)
BONDS — (75.6%)
AUSTRALIA — (1.0%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$989,339
	4.125%, 05/30/23		500	494,669
Ω	4.625%, 04/29/24		1,150	1,130,394

TOTAL AUSTRALIA				2,614,402

CANADA — (6.0%)
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,800,091
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		2,750	2,664,940
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,362,592
Enbridge, Inc.
	2.150%, 02/16/24		500	480,760
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,764,884

TOTAL CANADA				15,073,267

DENMARK — (0.2%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	634,445

FRANCE — (3.8%)
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,796,118
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,077,966
Credit Agricole SA
#Ω	3.875%, 04/15/24		3,300	3,230,489
Societe Generale SA
Ω	3.875%, 03/28/24		500	481,303
#Ω	2.625%, 10/16/24		2,000	1,865,430

TOTAL FRANCE				9,451,306

GERMANY — (6.1%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,403,458
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		458	422,969
Ω	3.900%, 04/09/25		2,022	1,953,886
	3.900%, 04/09/25		253	244,478
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,770,546
Deutsche Bank AG
	3.950%, 02/27/23		2,350	2,333,727

		Face Amount^		Value†
		(000)
GERMANY — (Continued)
EMD Finance LLC
Ω	3.250%, 03/19/25		2,886	$2,750,276
Mercedes-Benz Finance North America LLC
#Ω	3.250%, 08/01/24		1,750	1,688,064
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23		2,000	1,903,859

TOTAL GERMANY				15,471,263

IRELAND — (1.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,155,096
Ireland Government Bond
	5.400%, 03/13/25	EUR	900	956,313

TOTAL IRELAND				3,111,409

ITALY — (1.7%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	2,055,482
Republic of Italy Government International Bond
	2.375%, 10/17/24		2,500	2,330,005

TOTAL ITALY				4,385,487

JAPAN — (5.1%)
Aircastle Ltd.
#	4.125%, 05/01/24		2,400	2,287,214
American Honda Finance Corp.
	0.550%, 07/12/24		1,000	927,037
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,340,100
Sumitomo Mitsui Financial Group, Inc.
#	3.748%, 07/19/23		2,000	1,977,102
	2.696%, 07/16/24		1,100	1,047,596
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,872,108
Toyota Motor Credit Corp.
	0.625%, 09/13/24		1,000	924,637
#	1.450%, 01/13/25		1,500	1,389,717

TOTAL JAPAN				12,765,511

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NETHERLANDS — (4.1%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	$557,045
	5.250%, 05/20/24	AUD	10,000	6,505,124
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,333,660

TOTAL NETHERLANDS				10,395,829

NORWAY — (1.4%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,448,554

SPAIN — (0.8%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,139,132
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	958,950

TOTAL SPAIN				2,098,082

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
European Union
	0.800%, 07/04/25	EUR	1,000	946,311
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,224,994

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,171,305

SWEDEN — (2.0%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,329,480
Sweden Government Bond
	2.500%, 05/12/25	SEK	7,500	680,558

TOTAL SWEDEN				5,010,038

SWITZERLAND — (1.4%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,445,254

UNITED KINGDOM — (4.3%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	955,758
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,068,313
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,060,181
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,383,731
NatWest Markets PLC
Ω	2.375%, 05/21/23		2,000	1,956,712
Ω	0.800%, 08/12/24		1,650	1,507,288

		Face Amount^	Value†
		(000)
	UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24	2,000	$1,917,899
Ω	2.750%, 06/26/24	958	918,674

	TOTAL UNITED KINGDOM		10,768,556

	UNITED STATES — (35.6%)
	Air Lease Corp.
	2.250%, 01/15/23	1,610	1,599,012
	Allstate Corp.
#	3.150%, 06/15/23	852	842,667
	Ally Financial, Inc.
	3.875%, 05/21/24	484	467,393
	American Express Co.
	3.375%, 05/03/24	2,075	2,012,545
	American Tower Corp.
#	0.600%, 01/15/24	500	472,479
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,496,746
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,721,646
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,867,580
	Ares Capital Corp.
#	4.200%, 06/10/24	2,500	2,405,074
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,431,182
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,483,190
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,719,827
	Capital One Financial Corp.
	3.200%, 02/05/25	600	567,232
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,650,396
	Chubb INA Holdings, Inc.
	3.150%, 03/15/25	1,500	1,432,053
	Cigna Corp.
	3.750%, 07/15/23	1,082	1,070,837
	3.250%, 04/15/25	1,900	1,811,787
	Discover Bank
	2.450%, 09/12/24	750	703,845
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,445,629
	Edison International
	3.550%, 11/15/24	1,500	1,438,231
	Elevance Health, Inc.
	3.500%, 08/15/24	200	194,078
	2.375%, 01/15/25	2,800	2,631,231
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,856,560
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,018,788

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	$2,892,053
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,350,888
General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	468,859
	3.800%, 04/07/25	1,500	1,417,706
Gilead Sciences, Inc.
	3.500%, 02/01/25	1,000	965,277
Global Payments, Inc.
	3.750%, 06/01/23	1,000	989,772
	4.000%, 06/01/23	1,500	1,487,892
International Business Machines Corp.
	3.000%, 05/15/24	2,700	2,619,916
JPMorgan Chase & Co.
	3.625%, 05/13/24	474	464,320
Kilroy Realty LP
	3.450%, 12/15/24	900	851,289
Kinder Morgan Energy Partners LP
#	4.250%, 09/01/24	1,500	1,464,409
Lazard Group LLC
	3.750%, 02/13/25	1,500	1,442,785
Lincoln National Corp.
#	4.000%, 09/01/23	1,500	1,487,096
MPLX LP
	4.875%, 12/01/24	1,250	1,227,067
Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,633,544
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,421,231
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	968,664
ONEOK, Inc.
	2.750%, 09/01/24	360	341,584
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	570,505
Ω	2.700%, 11/01/24	1,183	1,106,753
Phillips 66
#	3.850%, 04/09/25	2,500	2,419,034
PNC Financial Services Group, Inc.
	2.200%, 11/01/24	248	233,832
Realty Income Corp.
	3.875%, 07/15/24	2,500	2,441,734

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	400	$391,231
	Sherwin-Williams Co.
#	4.050%, 08/08/24	1,389	1,362,739
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,430,293
	Stellantis NV
	5.250%, 04/15/23	1,000	996,270
	Truist Bank
	1.500%, 03/10/25	1,000	913,844
	Ventas Realty LP
	3.500%, 02/01/25	400	379,764
	VF Corp.
	2.400%, 04/23/25	3,000	2,788,073
	Vornado Realty LP
	3.500%, 01/15/25	2,565	2,384,002
	Walgreens Boots Alliance, Inc.
	3.800%, 11/18/24	2,500	2,427,204
	Waste Management, Inc.
	2.400%, 05/15/23	900	889,058
	Wells Fargo & Co.
	3.300%, 09/09/24	3,000	2,897,972

	TOTAL UNITED STATES		89,466,668

	TOTAL BONDS		190,311,376

U.S. TREASURY OBLIGATIONS — (21.8%)
	U.S. Treasury Notes
	0.875%, 01/31/24	5,900	5,629,199
	0.375%, 04/15/24	52,300	49,168,129

TOTAL U.S. TREASURY OBLIGATIONS			54,797,328

TOTAL INVESTMENT SECURITIES (Cost $257,901,337)			245,108,704

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	561,410	6,490,463

TOTAL INVESTMENTS — (100.0%) (Cost $264,394,210)			$251,599,167

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,035,537	SEK	53,435,779	Bank of America Corp.	11/29/22	$187,408
USD	217,745	SEK	2,325,834	Citibank, N.A.	11/29/22	6,726
USD	16,073,816	CAD	21,123,846	Bank of America Corp.	12/01/22	565,831
CAD	4,969,938	USD	3,620,243	Bank of America Corp.	12/01/22	28,417
EUR	2,497,738	USD	2,443,097	Bank of America Corp.	12/15/22	33,853
USD	2,549,965	EUR	2,535,119	Citibank, N.A.	12/15/22	35,946
EUR	66,732	USD	65,407	Citibank, N.A.	12/15/22	770
USD	2,005,986	EUR	1,996,097	State Street Bank and Trust	12/15/22	26,502
USD	653,102	DKK	4,826,118	Bank of America Corp.	12/19/22	9,910
DKK	53,414	USD	6,927	Citibank, N.A.	12/19/22	191
NOK	50,903,572	USD	4,776,774	Bank of America Corp.	12/22/22	128,182
USD	6,286	GBP	5,401	Citibank, N.A.	01/17/23	76

Total Appreciation						$1,023,812
CAD	6,887,521	USD	5,257,754	NatWest Markets PLC	12/01/22	$(201,308)
USD	4,740,728	NOK	50,903,572	Bank of America Corp.	12/22/22	(164,228)
USD	555,654	GBP	488,974	Citibank, N.A.	01/17/23	(6,609)
USD	11,111,861	AUD	17,524,964	UBS AG	01/24/23	(129,780)

Total (Depreciation)						$(501,925)

Total Appreciation (Depreciation)						$521,887

As of October 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,351	12/16/22	$279,825,603	$262,296,650	$(17,528,953)

Total Futures Contracts			$279,825,603	$262,296,650	$(17,528,953)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,614,402	—	$2,614,402
Canada	—	15,073,267	—	15,073,267
Denmark	—	634,445	—	634,445
France	—	9,451,306	—	9,451,306
Germany	—	15,471,263	—	15,471,263
Ireland	—	3,111,409	—	3,111,409
Italy	—	4,385,487	—	4,385,487
Japan	—	12,765,511	—	12,765,511
Netherlands	—	10,395,829	—	10,395,829
Norway	—	3,448,554	—	3,448,554

23

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$2,098,082	—	$2,098,082
Supranational Organization Obligations	—	2,171,305	—	2,171,305
Sweden	—	5,010,038	—	5,010,038
Switzerland	—	3,445,254	—	3,445,254
United Kingdom	—	10,768,556	—	10,768,556
United States	—	89,466,668	—	89,466,668
U.S. Treasury Obligations	—	54,797,328	—	54,797,328
Securities Lending Collateral	—	6,490,463	—	6,490,463
Forward Currency Contracts**	—	521,887	—	521,887
Futures Contracts**	$(17,528,953)	—	—	(17,528,953)

TOTAL	$(17,528,953)	$252,121,054	—	$234,592,101

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	247,880	$23,427,139	1.5%
* Alphabet, Inc., Class C	244,680	23,161,409	1.4%
AT&T, Inc.	327,534	5,970,945	0.4%
Comcast Corp., Class A	202,364	6,423,033	0.4%
* Meta Platforms, Inc., Class A	111,797	10,415,009	0.7%
Verizon Communications, Inc.	260,444	9,732,792	0.6%
* Walt Disney Co.	66,764	7,113,037	0.4%
Other Securities		29,258,944	1.8%

TOTAL COMMUNICATION SERVICES		115,502,308	7.2%

CONSUMER DISCRETIONARY — (10.0%)
* Amazon.com, Inc.	340,423	34,872,932	2.2%
Home Depot, Inc.	37,872	11,215,035	0.7%
McDonald’s Corp.	27,606	7,527,052	0.5%
* Tesla, Inc.	78,014	17,751,306	1.1%
Other Securities		89,560,002	5.5%

TOTAL CONSUMER DISCRETIONARY		160,926,327	10.0%

CONSUMER STAPLES — (7.4%)
Coca-Cola Co.	195,899	11,724,555	0.7%
Costco Wholesale Corp.	19,258	9,657,887	0.6%
PepsiCo, Inc.	67,647	12,283,342	0.8%
Procter & Gamble Co.	124,570	16,775,842	1.0%
Walmart, Inc.	81,268	11,566,874	0.7%
Other Securities		57,294,337	3.6%

TOTAL CONSUMER STAPLES		119,302,837	7.4%

ENERGY — (7.2%)
Chevron Corp.	83,248	15,059,563	0.9%
ConocoPhillips	81,906	10,327,527	0.6%
Exxon Mobil Corp.	208,006	23,049,145	1.4%
Occidental Petroleum Corp.	86,582	6,285,853	0.4%
Other Securities		61,829,610	3.9%

TOTAL ENERGY		116,551,698	7.2%

FINANCIALS — (12.6%)
Bank of America Corp.	264,974	9,549,663	0.6%
* Berkshire Hathaway, Inc., Class B	64,967	19,171,112	1.2%
JPMorgan Chase & Co.	129,476	16,298,439	1.0%
Wells Fargo & Co.	129,052	5,935,101	0.4%
Other Securities		153,193,881	9.5%

TOTAL FINANCIALS		204,148,196	12.7%

HEALTH CARE — (14.7%)
Abbott Laboratories	64,829	6,414,181	0.4%
AbbVie, Inc.	83,873	12,279,007	0.8%
Amgen, Inc.	25,355	6,854,724	0.4%
Bristol-Myers Squibb Co.	139,451	10,803,269	0.7%
Danaher Corp.	24,535	6,174,723	0.4%
Eli Lilly & Co.	40,436	14,641,471	0.9%
Johnson & Johnson	117,383	20,421,121	1.3%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	127,000	$12,852,400	0.8%
Pfizer, Inc.	274,999	12,801,203	0.8%
Thermo Fisher Scientific, Inc.	15,127	7,774,824	0.5%
UnitedHealth Group, Inc.	34,736	19,283,690	1.2%
Other Securities		107,836,890	6.6%

TOTAL HEALTH CARE		238,137,503	14.8%

INDUSTRIALS — (10.3%)
Caterpillar, Inc.	27,838	6,025,814	0.4%
Deere & Co.	15,154	5,998,256	0.4%
Honeywell International, Inc.	30,366	6,195,271	0.4%
Union Pacific Corp.	30,201	5,953,825	0.4%
United Parcel Service, Inc., Class B	36,051	6,048,276	0.4%
Other Securities		136,805,608	8.3%

TOTAL INDUSTRIALS		167,027,050	10.3%

INFORMATION TECHNOLOGY — (23.7%)
Accenture PLC, Class A	31,098	8,828,722	0.6%
Apple, Inc.	551,638	84,588,171	5.2%
Broadcom, Inc.	19,205	9,028,655	0.6%
Cisco Systems, Inc.	204,190	9,276,352	0.6%
Mastercard, Inc., Class A	43,149	14,160,639	0.9%
Microsoft Corp.	305,889	71,006,014	4.4%
NVIDIA Corp.	88,334	11,922,440	0.7%
QUALCOMM, Inc.	55,147	6,488,596	0.4%
Texas Instruments, Inc.	43,768	7,030,454	0.4%
# Visa, Inc., Class A	70,849	14,677,079	0.9%
Other Securities		146,236,339	9.0%

TOTAL INFORMATION TECHNOLOGY		383,243,461	23.7%

MATERIALS — (3.8%)
Other Securities		61,923,513	3.8%

REAL ESTATE — (0.2%)
Other Securities		2,387,112	0.1%

UTILITIES — (2.4%)
Other Securities		38,607,339	2.4%

TOTAL COMMON STOCKS (Cost $856,972,321)		1,607,757,344	99.6%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund , 3.010%	2,643,219	2,643,219	0.2%

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	634,320	7,333,371	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $866,951,554)		$1,617,733,934	100.2%

26

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$115,502,308	—	—	$115,502,308
Consumer Discretionary	160,926,327	—	—	160,926,327
Consumer Staples	119,302,837	—	—	119,302,837
Energy	116,551,698	—	—	116,551,698
Financials	204,148,196	—	—	204,148,196
Health Care	238,137,503	—	—	238,137,503
Industrials	167,027,050	—	—	167,027,050
Information Technology	383,243,461	—	—	383,243,461
Materials	61,923,513	—	—	61,923,513
Real Estate	2,387,112	—	—	2,387,112
Utilities	38,607,339	—	—	38,607,339
Temporary Cash Investments	2,643,219	—	—	2,643,219
Securities Lending Collateral	—	$7,333,371	—	7,333,371

TOTAL	$1,610,400,563	$7,333,371	—	$1,617,733,934

See accompanying Notes to Financial Statements.

27

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,311,526,782

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,311,526,782

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

28

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#	Nexstar Media Group, Inc., Class A	313,260	$53,661,438	0.5%
	Other Securities		239,309,849	2.0%

TOTAL COMMUNICATION SERVICES			292,971,287	2.5%

CONSUMER DISCRETIONARY — (10.7%)
#*	AutoNation, Inc.	613,475	65,218,527	0.6%
	BorgWarner, Inc.	1,734,241	65,086,065	0.6%
#	Dillard’s, Inc., Class A	166,142	54,625,828	0.5%
#	Penske Automotive Group, Inc.	522,178	58,285,508	0.5%
	Toll Brothers, Inc.	1,187,844	51,172,320	0.4%
	Other Securities		1,069,086,708	8.9%

TOTAL CONSUMER DISCRETIONARY			1,363,474,956	11.5%

CONSUMER STAPLES — (3.9%)
#	Molson Coors Beverage Co., Class B	1,044,889	52,693,752	0.5%
*	Post Holdings, Inc.	490,446	44,346,127	0.4%
	Other Securities		396,750,151	3.3%

TOTAL CONSUMER STAPLES			493,790,030	4.2%

ENERGY — (9.2%)
#	EQT Corp.	1,036,269	43,357,495	0.4%
	HF Sinclair Corp.	1,452,267	88,835,172	0.8%
#	Matador Resources Co.	841,863	55,941,796	0.5%
#	Murphy Oil Corp.	1,454,666	70,565,848	0.6%
*	PBF Energy, Inc., Class A	1,099,741	48,663,539	0.4%
#	PDC Energy, Inc.	844,689	60,935,864	0.5%
	Range Resources Corp.	2,123,103	60,465,973	0.5%
	SM Energy Co.	933,660	41,996,027	0.4%
	Other Securities		693,650,793	5.7%

TOTAL ENERGY			1,164,412,507	9.8%

FINANCIALS — (27.0%)
#	Bank OZK	1,161,169	49,907,044	0.4%
	Everest Re Group Ltd.	161,381	52,071,193	0.4%
	First Horizon Corp.	3,817,193	93,559,400	0.8%
#	Invesco Ltd.	3,332,133	51,048,278	0.4%
	M&T Bank Corp.	275,945	46,460,860	0.4%
	Old National Bancorp	2,170,768	42,460,222	0.4%
	Old Republic International Corp.	1,964,925	45,605,909	0.4%
	Popular, Inc.	712,592	50,394,506	0.4%
	Reinsurance Group of America, Inc.	358,439	52,751,468	0.5%
	United Bankshares, Inc.	1,035,724	43,862,911	0.4%
	Unum Group	1,531,145	69,804,901	0.6%
#	Voya Financial, Inc.	911,052	62,279,515	0.5%
	Zions Bancorp NA	927,029	48,149,886	0.4%
	Other Securities		2,726,712,928	23.0%

TOTAL FINANCIALS			3,435,069,021	29.0%

HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	731,391	59,462,088	0.5%

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$520,557,595	4.4%

TOTAL HEALTH CARE		580,019,683	4.9%

INDUSTRIALS — (17.0%)
AGCO Corp.	369,245	45,849,152	0.4%
Air Lease Corp.	1,251,656	44,170,940	0.4%
AMERCO	99,942	57,485,639	0.5%
* Builders FirstSource, Inc.	683,763	42,160,827	0.4%
Knight-Swift Transportation Holdings, Inc.	1,354,350	65,049,431	0.6%
# Triton International Ltd.	702,859	42,656,513	0.4%
* WESCO International, Inc.	364,471	50,213,170	0.4%
Other Securities		1,814,297,834	15.1%

TOTAL INDUSTRIALS		2,161,883,506	18.2%

INFORMATION TECHNOLOGY — (8.4%)
# Amkor Technology, Inc.	2,293,308	47,677,873	0.4%
* Arrow Electronics, Inc.	718,921	72,797,940	0.6%
* First Solar, Inc.	383,688	55,853,462	0.5%
* Flex Ltd.	2,308,000	45,190,640	0.4%
Other Securities		850,686,881	7.1%

TOTAL INFORMATION TECHNOLOGY		1,072,206,796	9.0%

MATERIALS — (7.8%)
Alcoa Corp.	1,140,009	44,494,551	0.4%
Commercial Metals Co.	1,098,131	49,964,960	0.4%
Huntsman Corp.	2,107,477	56,396,085	0.5%
Olin Corp.	1,005,237	53,227,299	0.5%
Reliance Steel & Aluminum Co.	529,742	106,732,418	0.9%
Steel Dynamics, Inc.	793,920	74,668,176	0.6%
# Westlake Corp.	504,897	48,798,295	0.4%
Other Securities		553,180,830	4.6%

TOTAL MATERIALS		987,462,614	8.3%

REAL ESTATE — (0.8%)
* Jones Lang LaSalle, Inc.	280,292	44,591,654	0.4%
Other Securities		58,054,080	0.5%

TOTAL REAL ESTATE		102,645,734	0.9%

UTILITIES — (0.5%)
Other Securities		60,557,538	0.5%

TOTAL COMMON STOCKS		11,714,493,672	98.8%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		381,897	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		348,438	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,713,795	0.1%

TOTAL PREFERRED STOCKS		5,444,130	0.1%

30

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$78,296	0.0%

TOTAL RIGHTS/WARRANTS		78,296	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,947,185,135)		11,720,016,098

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	125,772,732	125,772,732	1.1%

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	74,059,114	856,197,418	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $8,929,470,746)		$12,701,986,248	107.2%

As of October 31, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	668	12/16/22	$126,532,018	$129,692,200	$3,160,182

Total Futures Contracts			$126,532,018	$129,692,200	$3,160,182

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$292,971,287	—	—	$292,971,287
Consumer Discretionary	1,363,451,293	—	$23,663	1,363,474,956
Consumer Staples	493,778,081	$11,949	—	493,790,030
Energy	1,164,412,507	—	—	1,164,412,507
Financials	3,434,956,776	112,245	—	3,435,069,021
Health Care	574,880,260	—	5,139,423	580,019,683
Industrials	2,161,799,530	83,976	—	2,161,883,506
Information Technology	1,072,206,796	—	—	1,072,206,796
Materials	987,462,614	—	—	987,462,614
Real Estate	102,645,734	—	—	102,645,734
Utilities	60,557,538	—	—	60,557,538
Preferred Stocks
Communication Services	381,897	—	—	381,897
Consumer Discretionary	348,438	—	—	348,438
Industrials	4,713,795	—	—	4,713,795
Rights/Warrants
Industrials	—	—	78,296	78,296
Temporary Cash Investments	125,772,732	—	—	125,772,732

31

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$856,197,418	—		$856,197,418
Futures Contracts**	$3,160,182	—	—		3,160,182

TOTAL	$11,843,499,460	$856,405,588	$5,241,382	^	$12,705,146,430

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$304,944,430	2.1%
CONSUMER DISCRETIONARY — (11.5%)
#	Dillard’s, Inc., Class A	277,204	91,141,903	0.7%
*	Goodyear Tire & Rubber Co.	6,506,480	82,632,296	0.6%
#	Group 1 Automotive, Inc.	405,902	70,221,046	0.5%
#	Penske Automotive Group, Inc.	809,749	90,384,183	0.6%
#*	Taylor Morrison Home Corp.	2,911,839	76,697,839	0.5%
	Other Securities		1,343,387,024	9.3%

TOTAL CONSUMER DISCRETIONARY			1,754,464,291	12.2%

CONSUMER STAPLES — (4.3%)
#*	Hostess Brands, Inc.	2,976,455	78,816,528	0.6%
	Seaboard Corp.	17,242	64,595,084	0.5%
	Other Securities		517,021,302	3.5%

TOTAL CONSUMER STAPLES			660,432,914	4.6%

ENERGY — (10.5%)
#*	Antero Resources Corp.	2,885,292	105,774,805	0.7%
#*	CNX Resources Corp.	4,881,877	82,064,352	0.6%
#	Helmerich & Payne, Inc.	1,496,863	74,109,687	0.5%
	HF Sinclair Corp.	1,754,256	107,307,840	0.8%
#	Matador Resources Co.	1,315,903	87,441,754	0.6%
#	Murphy Oil Corp.	3,064,220	148,645,312	1.0%
#*	PBF Energy, Inc., Class A	1,753,292	77,583,171	0.6%
	PDC Energy, Inc.	1,569,453	113,220,339	0.8%
	Other Securities		805,900,676	5.6%

TOTAL ENERGY.			1,602,047,936	11.2%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	2,377,506	102,422,959	0.7%
#	Associated Banc-Corp.	3,681,267	89,638,851	0.6%
	Assured Guaranty Ltd.	1,358,868	80,431,397	0.6%
	Bank OZK	2,270,088	97,568,382	0.7%
*	Brighthouse Financial, Inc.	1,310,595	74,795,657	0.5%
#	First BanCorp.	4,126,206	65,152,793	0.5%
#	FNB Corp.	8,069,732	116,607,627	0.8%
	Fulton Financial Corp.	4,075,852	74,302,782	0.5%
	Hancock Whitney Corp.	1,428,089	79,787,332	0.6%
#	International Bancshares Corp.	1,341,748	66,550,701	0.5%
	Nelnet, Inc., Class A	731,282	65,149,913	0.5%
	Old National Bancorp	4,755,433	93,016,270	0.7%
#	Popular, Inc.	1,234,677	87,316,357	0.6%
#	United Bankshares, Inc.	2,073,146	87,797,733	0.6%
	Unum Group	3,118,080	142,153,267	1.0%
#	Valley National Bancorp	5,597,605	66,443,571	0.5%
	Washington Federal, Inc.	1,793,494	69,408,218	0.5%
#	White Mountains Insurance Group Ltd.	45,091	63,855,620	0.5%
	Other Securities		2,691,501,521	18.5%

TOTAL FINANCIALS			4,213,900,951	29.4%

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	1,486,886	$120,883,832	0.8%
	Perrigo Co. PLC	2,252,909	90,747,175	0.6%
	Other Securities		400,582,330	2.9%

TOTAL HEALTH CARE			612,213,337	4.3%

INDUSTRIALS — (18.4%)
	Air Lease Corp.	2,041,374	72,040,088	0.5%
#*	Atlas Air Worldwide Holdings, Inc.	714,190	72,233,177	0.5%
#*	Beacon Roofing Supply, Inc.	1,168,859	65,865,205	0.5%
#	Encore Wire Corp.	496,557	68,321,278	0.5%
	GATX Corp.	794,080	83,148,117	0.6%
#	Triton International Ltd.	1,492,492	90,579,340	0.6%
*	WESCO International, Inc.	828,443	114,134,592	0.8%
	Other Securities		2,240,622,901	15.6%

TOTAL INDUSTRIALS			2,806,944,698	19.6%

INFORMATION TECHNOLOGY — (7.2%)
#	Amkor Technology, Inc.	5,440,115	113,099,991	0.8%
	Avnet, Inc.	2,044,013	82,148,882	0.6%
#*	NetScout Systems, Inc.	1,831,566	65,789,851	0.5%
*	Sanmina Corp.	1,485,715	83,274,326	0.6%
#	Vishay Intertechnology, Inc.	3,103,708	64,898,534	0.5%
	Other Securities		686,783,374	4.6%

TOTAL INFORMATION TECHNOLOGY			1,095,994,958	7.6%

MATERIALS — (6.6%)
#	Commercial Metals Co.	2,565,468	116,728,794	0.8%
#	Element Solutions, Inc.	5,243,398	90,186,446	0.6%
	Other Securities		806,849,032	5.7%

TOTAL MATERIALS			1,013,764,272	7.1%

REAL ESTATE — (0.6%)
	Other Securities		101,554,150	0.7%

UTILITIES — (0.3%)
	Other Securities		45,133,898	0.3%

TOTAL COMMON STOCKS			14,211,395,835	99.1%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		300,614	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		3,270,136	0.0%

INDUSTRIALS — (0.1%)
	Other Security		7,599,879	0.1%

TOTAL PREFERRED STOCKS			11,170,629	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,287,200,978)			14,222,566,464

34

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	115,129,797	$115,129,797	0.8%

SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	81,222,527	939,013,630	6.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,341,663,547)		$15,276,709,891	106.5%

As of October 31, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	604	12/16/22	$109,493,638	$117,266,600	$7,772,962

Total Futures Contracts			$109,493,638	$117,266,600	$7,772,962

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$304,944,430	—	—		$304,944,430
Consumer Discretionary	1,754,080,330	$363,565	$20,396		1,754,464,291
Consumer Staples	658,914,370	1,518,544	—		660,432,914
Energy	1,602,047,936	—	—		1,602,047,936
Financials	4,212,911,835	989,116	—		4,213,900,951
Health Care	608,926,711	—	3,286,626		612,213,337
Industrials	2,806,850,231	94,467	—		2,806,944,698
Information Technology	1,095,994,958	—	—		1,095,994,958
Materials	1,012,692,911	1,071,361	—		1,013,764,272
Real Estate	101,554,150	—	—		101,554,150
Utilities	45,133,898	—	—		45,133,898
Preferred Stocks
Communication Services	300,614	—	—		300,614
Consumer Discretionary	3,270,136	—	—		3,270,136
Industrials	7,599,879	—	—		7,599,879
Temporary Cash Investments	115,129,797	—	—		115,129,797
Securities Lending Collateral	—	939,013,630	—		939,013,630
Futures Contracts**	7,772,962	—	—		7,772,962

TOTAL	$14,338,125,148	$943,050,683	$3,307,022	^	$15,284,482,853

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

35

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (6.0%)
* Alphabet, Inc., Class A	3,212,000	$303,566,120	1.1%
* Alphabet, Inc., Class C	2,978,380	281,933,451	1.0%
AT&T, Inc.	5,201,851	94,829,744	0.4%
Comcast Corp., Class A	3,555,567	112,853,697	0.4%
* Meta Platforms, Inc., Class A	1,474,881	137,399,914	0.5%
Verizon Communications, Inc.	4,468,777	166,998,196	0.6%
Other Securities		650,380,315	2.2%

TOTAL COMMUNICATION SERVICES		1,747,961,437	6.2%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	4,693,460	480,798,042	1.7%
Home Depot, Inc.	578,985	171,454,828	0.6%
McDonald’s Corp.	392,232	106,945,977	0.4%
* Tesla, Inc.	1,117,865	254,359,002	0.9%
Other Securities		2,077,068,540	7.4%

TOTAL CONSUMER DISCRETIONARY		3,090,626,389	11.0%

CONSUMER STAPLES — (6.4%)
Coca-Cola Co.	2,554,882	152,909,688	0.6%
Costco Wholesale Corp.	266,821	133,810,731	0.5%
PepsiCo, Inc.	1,155,131	209,748,687	0.8%
Procter & Gamble Co.	1,579,025	212,647,297	0.8%
Walmart, Inc.	863,854	122,952,340	0.4%
Other Securities		1,032,869,469	3.6%

TOTAL CONSUMER STAPLES		1,864,938,212	6.7%

ENERGY — (6.7%)
Chevron Corp.	1,226,964	221,957,788	0.8%
ConocoPhillips	1,164,407	146,820,079	0.5%
Exxon Mobil Corp.	3,168,500	351,101,485	1.3%
Occidental Petroleum Corp.	1,257,584	91,300,598	0.3%
Other Securities		1,150,723,721	4.1%

TOTAL ENERGY		1,961,903,671	7.0%

FINANCIALS — (13.8%)
Bank of America Corp.	3,912,478	141,005,671	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	281,650,421	1.0%
Goldman Sachs Group, Inc.	249,229	85,861,883	0.3%
JPMorgan Chase & Co.	2,201,688	277,148,485	1.0%
Morgan Stanley	1,062,417	87,298,805	0.3%
Wells Fargo & Co.	2,169,645	99,781,974	0.4%
Other Securities		3,035,367,537	10.8%

TOTAL FINANCIALS		4,008,114,776	14.3%

HEALTH CARE — (12.2%)
AbbVie, Inc.	1,217,399	178,227,214	0.7%
Amgen, Inc.	395,045	106,800,416	0.4%
Bristol-Myers Squibb Co.	1,399,024	108,382,389	0.4%
Cigna Corp.	265,948	85,917,161	0.3%
CVS Health Corp.	1,042,089	98,685,828	0.4%
Eli Lilly & Co.	520,601	188,504,416	0.7%

36

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	1,123,050	$88,114,503	0.3%
Johnson & Johnson	1,583,776	275,529,511	1.0%
Merck & Co., Inc.	1,532,708	155,110,050	0.6%
Pfizer, Inc.	3,138,575	146,100,666	0.5%
UnitedHealth Group, Inc.	442,851	245,848,733	0.9%
Other Securities		1,889,479,968	6.5%

TOTAL HEALTH CARE		3,566,700,855	12.7%

INDUSTRIALS — (11.7%)
Lockheed Martin Corp.	186,232	90,635,390	0.3%
Union Pacific Corp.	458,821	90,451,972	0.3%
United Parcel Service, Inc., Class B	521,453	87,484,170	0.3%
Other Securities		3,151,453,330	11.3%

TOTAL INDUSTRIALS		3,420,024,862	12.2%

INFORMATION TECHNOLOGY — (20.6%)
Accenture PLC, Class A	421,535	119,673,786	0.4%
Apple, Inc.	9,026,207	1,384,078,581	4.9%
Broadcom, Inc.	323,073	151,883,079	0.6%
Cisco Systems, Inc.	2,518,417	114,411,684	0.4%
Mastercard, Inc., Class A	587,619	192,844,803	0.7%
Microsoft Corp.	4,150,122	963,367,820	3.4%
NVIDIA Corp.	1,138,596	153,676,302	0.6%
QUALCOMM, Inc.	829,776	97,631,444	0.4%
Texas Instruments, Inc.	750,861	120,610,802	0.4%
# Visa, Inc., Class A	933,069	193,294,574	0.7%
Other Securities		2,517,282,051	8.9%

TOTAL INFORMATION TECHNOLOGY		6,008,754,926	21.4%

MATERIALS — (4.2%)
Other Securities		1,225,634,383	4.4%

REAL ESTATE — (0.2%)
Other Securities		65,744,933	0.2%

UTILITIES — (2.6%)
Other Securities		740,106,070	2.6%

TOTAL COMMON STOCKS		27,700,510,514	98.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		343,723	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		475,353	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,455,840	0.0%

TOTAL PREFERRED STOCKS		2,274,916	0.0%

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$23,961	0.0%

TOTAL RIGHTS/WARRANTS		23,961	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,059,889,382)		27,702,809,391

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	248,087,015	248,087,015	0.9%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	103,556,037	1,197,211,347	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $14,505,588,592)		$29,148,107,753	103.9%

As of October 31, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,616	12/16/22	$322,362,519	$313,746,400	$(8,616,119)

Total Futures Contracts			$322,362,519	$313,746,400	$(8,616,119)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,747,952,953	$8,484	—	$1,747,961,437
Consumer Discretionary	3,090,621,403	—	$4,986	3,090,626,389
Consumer Staples	1,864,843,825	94,387	—	1,864,938,212
Energy	1,961,903,671	—	—	1,961,903,671
Financials	4,008,109,526	5,250	—	4,008,114,776
Health Care	3,565,356,114	—	1,344,741	3,566,700,855
Industrials	3,419,367,777	657,085	—	3,420,024,862
Information Technology	6,008,754,926	—	—	6,008,754,926
Materials	1,225,634,383	—	—	1,225,634,383
Real Estate	65,705,171	39,762	—	65,744,933
Utilities	740,106,070	—	—	740,106,070
Preferred Stocks
Communication Services	343,723	—	—	343,723
Consumer Discretionary	475,353	—	—	475,353
Industrials	1,455,840	—	—	1,455,840
Rights/Warrants
Industrials	—	—	23,961	23,961
Temporary Cash Investments	248,087,015	—	—	248,087,015

38

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,197,211,347	—		$1,197,211,347
Futures Contracts**	$(8,616,119)	—	—		(8,616,119)

TOTAL	$27,940,101,631	$1,198,016,315	$1,373,688	^	$29,139,491,634

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.4%)
* Alphabet, Inc., Class A	2,447,900	$231,351,029	0.8%
* Alphabet, Inc., Class C	2,361,300	223,520,658	0.8%
AT&T, Inc.	4,477,834	81,630,914	0.3%
Comcast Corp., Class A	3,103,081	98,491,791	0.3%
* Meta Platforms, Inc., Class A	1,750,602	163,086,082	0.6%
Verizon Communications, Inc.	3,894,696	145,544,790	0.5%
Other Securities		682,752,780	2.3%

TOTAL COMMUNICATION SERVICES		1,626,378,044	5.6%

CONSUMER DISCRETIONARY — (9.7%)
* Amazon.com, Inc.	3,049,564	312,397,336	1.1%
Home Depot, Inc.	417,086	123,511,677	0.4%
Target Corp.	489,359	80,377,216	0.3%
Other Securities		2,428,343,528	8.3%

TOTAL CONSUMER DISCRETIONARY		2,944,629,757	10.1%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co.	2,356,465	141,034,430	0.5%
Costco Wholesale Corp.	257,234	129,002,851	0.4%
PepsiCo, Inc.	1,083,200	196,687,456	0.7%
Procter & Gamble Co.	1,659,570	223,494,292	0.8%
Walmart, Inc.	754,200	107,345,286	0.4%
Other Securities		1,089,547,591	3.6%

TOTAL CONSUMER STAPLES		1,887,111,906	6.4%

ENERGY — (6.4%)
Chevron Corp.	1,074,238	194,329,654	0.7%
ConocoPhillips	1,162,116	146,531,206	0.5%
Exxon Mobil Corp.	3,060,838	339,171,459	1.2%
Other Securities		1,275,702,318	4.3%

TOTAL ENERGY		1,955,734,637	6.7%

FINANCIALS — (14.6%)
American Express Co.	617,346	91,645,014	0.3%
Bank of America Corp.	3,352,938	120,839,922	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	248,096,327	0.9%
JPMorgan Chase & Co.	1,979,363	249,162,214	0.9%
Wells Fargo & Co.	1,749,162	80,443,960	0.3%
Other Securities		3,628,152,220	12.3%

TOTAL FINANCIALS		4,418,339,657	15.1%

HEALTH CARE — (12.3%)
AbbVie, Inc.	1,169,550	171,222,120	0.6%
Amgen, Inc.	465,289	125,790,881	0.4%
Bristol-Myers Squibb Co.	1,487,212	115,214,314	0.4%
Cigna Corp.	249,677	80,660,652	0.3%
CVS Health Corp.	829,846	78,586,416	0.3%
Elevance Health, Inc.	165,540	90,512,306	0.3%
Eli Lilly & Co.	538,596	195,020,226	0.7%
Johnson & Johnson	1,534,785	267,006,546	0.9%
Merck & Co., Inc.	1,861,625	188,396,450	0.7%

40

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,866,146	$179,969,096	0.6%
Thermo Fisher Scientific, Inc.	172,804	88,816,072	0.3%
UnitedHealth Group, Inc.	416,565	231,256,060	0.8%
Other Securities		1,913,162,499	6.4%

TOTAL HEALTH CARE		3,725,613,638	12.7%

INDUSTRIALS — (13.4%)
Caterpillar, Inc.	434,771	94,110,531	0.3%
Deere & Co.	214,381	84,856,287	0.3%
Lockheed Martin Corp.	161,715	78,703,456	0.3%
Union Pacific Corp.	574,109	113,179,848	0.4%
Other Securities		3,706,707,754	12.6%

TOTAL INDUSTRIALS		4,077,557,876	13.9%

INFORMATION TECHNOLOGY — (20.8%)
Accenture PLC, Class A	449,831	127,707,021	0.5%
Apple, Inc.	9,633,318	1,477,172,982	5.1%
Broadcom, Inc.	284,762	133,872,311	0.5%
Cisco Systems, Inc.	2,308,415	104,871,293	0.4%
Intel Corp.	3,268,769	92,931,103	0.3%
International Business Machines Corp.	704,432	97,415,901	0.3%
Mastercard, Inc., Class A	587,552	192,822,815	0.7%
Microsoft Corp.	4,624,552	1,073,497,256	3.7%
QUALCOMM, Inc.	817,724	96,213,406	0.3%
Texas Instruments, Inc.	676,325	108,638,085	0.4%
# Visa, Inc., Class A	921,563	190,910,991	0.7%
Other Securities		2,622,825,195	8.7%

TOTAL INFORMATION TECHNOLOGY		6,318,878,359	21.6%

MATERIALS — (4.6%)
Other Securities		1,383,197,697	4.7%

REAL ESTATE — (0.3%)
Other Securities		85,739,181	0.3%

UTILITIES — (1.9%)
Other Securities		570,220,524	2.0%

TOTAL COMMON STOCKS		28,993,401,276	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		486,617	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		754,305	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,986,525	0.0%

TOTAL PREFERRED STOCKS		3,227,447	0.0%

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$23,431	0.0%

TOTAL RIGHTS/WARRANTS		23,431	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,737,376,934)		28,996,652,154

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	272,587,862	272,587,862	0.9%

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	93,154,375	1,076,957,724	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $15,087,266,108)		$30,346,197,740	103.7%

As of October 31, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,279	12/16/22	$252,780,580	$248,317,850	$(4,462,730)

Total Futures Contracts			$252,780,580	$248,317,850	$(4,462,730)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,626,242,103	$135,941	—	$1,626,378,044
Consumer Discretionary	2,944,622,949	—	$6,808	2,944,629,757
Consumer Staples	1,886,985,529	126,377	—	1,887,111,906
Energy	1,955,734,637	—	—	1,955,734,637
Financials	4,418,239,836	99,821	—	4,418,339,657
Health Care	3,723,517,292	—	2,096,346	3,725,613,638
Industrials	4,076,132,929	1,424,947	—	4,077,557,876
Information Technology	6,318,877,797	—	562	6,318,878,359
Materials	1,383,197,697	—	—	1,383,197,697
Real Estate	85,619,321	119,860	—	85,739,181
Utilities	570,220,524	—	—	570,220,524
Preferred Stocks
Communication Services	486,617	—	—	486,617
Consumer Discretionary	754,305	—	—	754,305
Industrials	1,986,525	—	—	1,986,525
Rights/Warrants
Industrials	—	—	23,431	23,431
Temporary Cash Investments	272,587,862	—	—	272,587,862

42

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,076,957,724	—		$1,076,957,724
Futures Contracts**	$(4,462,730)	—	—		(4,462,730)

TOTAL	$29,260,743,193	$1,078,864,670	$2,127,147	^	$30,341,735,010

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

43

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (4.8%)
* Alphabet, Inc., Class A	204,320	$19,310,283	0.5%
* Alphabet, Inc., Class C	174,880	16,554,141	0.4%
AT&T, Inc.	591,989	10,791,959	0.3%
Comcast Corp., Class A	542,795	17,228,313	0.4%
* Meta Platforms, Inc., Class A	172,392	16,060,039	0.4%
Verizon Communications, Inc.	361,078	13,493,485	0.3%
Other Securities		129,665,322	2.7%

TOTAL COMMUNICATION SERVICES		223,103,542	5.0%

CONSUMER DISCRETIONARY — (9.4%)
Murphy USA, Inc.	35,401	11,133,969	0.3%
Penske Automotive Group, Inc.	101,131	11,288,242	0.3%
Other Securities		415,238,079	9.3%

TOTAL CONSUMER DISCRETIONARY		437,660,290	9.9%

CONSUMER STAPLES — (4.7%)
Bunge Ltd.	114,831	11,333,820	0.3%
Procter & Gamble Co.	90,151	12,140,635	0.3%
Walmart, Inc.	92,764	13,203,100	0.3%
Other Securities		183,081,780	4.1%

TOTAL CONSUMER STAPLES		219,759,335	5.0%

ENERGY — (10.3%)
Chevron Corp.	168,142	30,416,888	0.7%
ConocoPhillips	192,034	24,213,567	0.6%
Coterra Energy, Inc.	441,905	13,756,503	0.3%
Devon Energy Corp.	333,906	25,827,629	0.6%
Diamondback Energy, Inc.	77,163	12,123,079	0.3%
EOG Resources, Inc.	108,097	14,757,402	0.3%
Exxon Mobil Corp.	427,728	47,396,540	1.1%
Marathon Petroleum Corp.	137,887	15,666,721	0.4%
Occidental Petroleum Corp.	202,911	14,731,339	0.3%
Valero Energy Corp.	96,071	12,061,714	0.3%
Other Securities		267,114,486	5.9%

TOTAL ENERGY		478,065,868	10.8%

FINANCIALS — (21.8%)
Aflac, Inc.	208,954	13,604,995	0.3%
Allstate Corp.	86,090	10,868,862	0.3%
Bank of America Corp.	491,054	17,697,586	0.4%
* Berkshire Hathaway, Inc., Class B	110,049	32,474,359	0.7%
Discover Financial Services	118,381	12,366,079	0.3%
First Horizon Corp.	432,866	10,609,546	0.3%
JPMorgan Chase & Co.	273,311	34,404,389	0.8%
M&T Bank Corp.	67,444	11,355,546	0.3%
Morgan Stanley	152,000	12,489,840	0.3%
Travelers Cos., Inc.	60,909	11,235,274	0.3%
Wells Fargo & Co.	236,095	10,858,009	0.3%
Other Securities		833,448,489	18.6%

TOTAL FINANCIALS		1,011,412,974	22.9%

44

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (9.6%)
Bristol-Myers Squibb Co.	141,192	$10,938,144	0.3%
Cigna Corp.	32,953	10,645,796	0.3%
CVS Health Corp.	118,113	11,185,301	0.3%
Johnson & Johnson	105,798	18,405,678	0.4%
Merck & Co., Inc.	111,689	11,302,927	0.3%
Pfizer, Inc.	341,124	15,879,322	0.4%
UnitedHealth Group, Inc.	36,788	20,422,858	0.5%
Other Securities		348,975,389	7.6%

TOTAL HEALTH CARE		447,755,415	10.1%

INDUSTRIALS — (15.5%)
* Builders FirstSource, Inc.	197,853	12,199,616	0.3%
Raytheon Technologies Corp.	115,471	10,948,960	0.3%
Other Securities		698,192,830	15.7%

TOTAL INDUSTRIALS		721,341,406	16.3%

INFORMATION TECHNOLOGY — (9.4%)
* First Solar, Inc.	83,806	12,199,639	0.3%
Other Securities		422,358,258	9.5%

TOTAL INFORMATION TECHNOLOGY		434,557,897	9.8%

MATERIALS — (7.2%)
Corteva, Inc.	201,895	13,191,819	0.3%
Dow, Inc.	316,807	14,807,559	0.3%
LyondellBasell Industries NV, Class A	148,186	11,328,820	0.3%
Newmont Corp.	272,674	11,539,564	0.3%
# Nucor Corp.	188,942	24,823,200	0.6%
Reliance Steel & Aluminum Co.	62,227	12,537,496	0.3%
Steel Dynamics, Inc.	170,812	16,064,869	0.4%
Other Securities		228,643,996	5.0%

TOTAL MATERIALS		332,937,323	7.5%

REAL ESTATE — (0.5%)
Other Securities		22,470,126	0.5%

UTILITIES — (1.1%)
Other Securities		50,547,951	1.2%

TOTAL COMMON STOCKS		4,379,612,127	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		331,508	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		231,938	0.0%

INDUSTRIALS — (0.0%)
Other Security		794,799	0.0%

TOTAL PREFERRED STOCKS		1,358,245	0.0%

45

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$10,984	0.0%

TOTAL RIGHTS/WARRANTS		10,984	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,236,989,633)		4,380,981,356

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	37,532,662	37,532,662	0.9%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	19,687,236	227,604,132	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,502,230,004)		$4,646,118,150	105.0%

As of October 31, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/16/22	$36,251,048	$35,141,150	$(1,109,898)

Total Futures Contracts			$36,251,048	$35,141,150	$(1,109,898)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$223,080,276	$23,266	—	$223,103,542
Consumer Discretionary	437,633,283	24,728	$2,279	437,660,290
Consumer Staples	219,680,247	79,088	—	219,759,335
Energy	478,065,868	—	—	478,065,868
Financials	1,011,349,694	63,280	—	1,011,412,974
Health Care	446,330,154	—	1,425,261	447,755,415
Industrials	720,993,032	348,374	—	721,341,406
Information Technology	434,557,897	—	—	434,557,897
Materials	332,937,323	—	—	332,937,323
Real Estate	22,470,126	—	—	22,470,126
Utilities	50,547,951	—	—	50,547,951
Preferred Stocks
Communication Services	331,508	—	—	331,508
Consumer Discretionary	231,938	—	—	231,938
Industrials	794,799	—	—	794,799
Rights/Warrants
Industrials	—	—	10,984	10,984
Temporary Cash Investments	37,532,662	—	—	37,532,662

46

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$227,604,132	—		$227,604,132
Futures Contracts**	$(1,109,898)	—	—		(1,109,898)

TOTAL	$4,415,426,860	$228,142,868	$1,438,524	^	$4,645,008,252

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

47

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (89.4%)
COMMUNICATION SERVICES — (2.4%)
*	Iridium Communications, Inc.	696,920	$35,912,288	0.3%
#	Nexstar Media Group, Inc., Class A	267,672	45,852,214	0.3%
	Other Securities		290,606,265	2.1%

TOTAL COMMUNICATION SERVICES			372,370,767	2.7%

CONSUMER DISCRETIONARY — (10.8%)
#	Murphy USA, Inc.	187,244	58,890,110	0.4%
#	Penske Automotive Group, Inc.	420,059	46,886,986	0.3%
	Texas Roadhouse, Inc.	336,612	33,307,757	0.3%
	Other Securities		1,533,426,592	11.0%

TOTAL CONSUMER DISCRETIONARY			1,672,511,445	12.0%

CONSUMER STAPLES — (3.9%)
*	BJ’s Wholesale Club Holdings, Inc.	477,746	36,977,540	0.3%
	Other Securities		568,042,519	4.0%

TOTAL CONSUMER STAPLES			605,020,059	4.3%

ENERGY — (5.6%)
#	Matador Resources Co.	734,685	48,819,818	0.4%
#	Murphy Oil Corp.	833,447	40,430,514	0.3%
#	PDC Energy, Inc.	673,577	48,591,845	0.4%
	Range Resources Corp.	1,648,690	46,954,691	0.4%
	SM Energy Co.	751,637	33,808,632	0.3%
	Other Securities		639,161,629	4.4%

TOTAL ENERGY			857,767,129	6.2%

FINANCIALS — (19.7%)
	Cadence Bank	1,282,964	35,473,955	0.3%
#	Glacier Bancorp, Inc.	783,244	44,864,216	0.3%
	Old National Bancorp	2,096,773	41,012,880	0.3%
	RLI Corp.	312,890	40,697,602	0.3%
#	Selective Insurance Group, Inc.	438,122	42,971,006	0.3%
	SouthState Corp.	480,323	43,435,609	0.3%
#	United Bankshares, Inc.	917,556	38,858,497	0.3%
#	Valley National Bancorp	2,970,010	35,254,031	0.3%
	Other Securities		2,716,701,974	19.5%

TOTAL FINANCIALS			3,039,269,770	21.9%

HEALTH CARE — (9.3%)
*	Acadia Healthcare Co., Inc.	616,865	50,151,124	0.4%
#*	AMN Healthcare Services, Inc.	408,806	51,305,153	0.4%
#	Ensign Group, Inc.	459,736	41,275,098	0.3%
#*	Lantheus Holdings, Inc.	494,601	36,595,528	0.3%
#*	Medpace Holdings, Inc.	234,721	52,103,368	0.4%
	Other Securities		1,209,252,086	8.6%

TOTAL HEALTH CARE			1,440,682,357	10.4%

INDUSTRIALS — (18.2%)
*	Aerojet Rocketdyne Holdings, Inc.	707,916	34,298,530	0.3%
	Applied Industrial Technologies, Inc.	272,046	33,837,081	0.2%
#*	Casella Waste Systems, Inc., Class A	415,573	33,998,027	0.3%

48

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	257,176	$57,319,387	0.4%
*	Clean Harbors, Inc.	368,546	45,132,143	0.3%
	Comfort Systems USA, Inc.	299,106	36,873,788	0.3%
	Exponent, Inc.	422,177	40,216,581	0.3%
#*	FTI Consulting, Inc.	246,773	38,405,282	0.3%
#	KBR, Inc.	768,073	38,226,993	0.3%
	MSA Safety, Inc.	265,964	35,703,007	0.3%
#*	Saia, Inc.	198,107	39,395,558	0.3%
	Tetra Tech, Inc.	289,234	40,862,979	0.3%
	Timken Co.	467,224	33,308,399	0.2%
	Valmont Industries, Inc.	151,578	48,386,729	0.4%
*	WESCO International, Inc.	371,573	51,191,612	0.4%
	Other Securities		2,194,626,525	15.6%

TOTAL INDUSTRIALS			2,801,782,621	20.2%

INFORMATION TECHNOLOGY — (10.5%)
#	Amkor Technology, Inc.	1,892,325	39,341,437	0.3%
*	Calix, Inc.	492,912	36,298,040	0.3%
*	ExlService Holdings, Inc.	267,223	48,594,503	0.4%
*	Lattice Semiconductor Corp.	698,136	33,866,577	0.3%
#*	Novanta, Inc.	254,279	35,955,051	0.3%
*	Qualys, Inc.	271,023	38,637,039	0.3%
	Other Securities		1,386,879,238	9.8%

TOTAL INFORMATION TECHNOLOGY			1,619,571,885	11.7%

MATERIALS — (5.6%)
#	Commercial Metals Co.	878,039	39,950,775	0.3%
#	Louisiana-Pacific Corp.	649,884	36,815,929	0.3%
	Olin Corp.	694,011	36,747,882	0.3%
	Valvoline, Inc.	1,130,165	33,181,644	0.2%
	Other Securities		715,100,087	5.1%

TOTAL MATERIALS			861,796,317	6.2%

REAL ESTATE — (0.4%)
	Other Securities		58,876,790	0.4%

UTILITIES — (3.0%)
	Other Securities		460,997,992	3.3%

TOTAL COMMON STOCKS			13,790,647,132	99.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		487,236	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		424,047	0.0%

INDUSTRIALS — (0.0%)
	Other Security		3,575,934	0.0%

TOTAL PREFERRED STOCKS			4,487,217	0.0%

49

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$26,316	0.0%

TOTAL RIGHTS/WARRANTS		26,316	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,784,404,921)		13,795,160,665

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	92,669,607	92,669,607	0.7%

SECURITIES LENDING COLLATERAL — (10.0%)
@§ The DFA Short Term Investment Fund	133,261,268	1,540,633,516	11.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,418,213,618)		$15,428,463,788	111.1%

As of October 31, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	470	12/16/22	$87,334,270	$91,250,500	$3,916,230

Total Futures Contracts			$87,334,270	$91,250,500	$3,916,230

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$372,314,690	$56,077	—	$372,370,767
Consumer Discretionary	1,672,480,554	—	$30,891	1,672,511,445
Consumer Staples	604,843,422	176,637	—	605,020,059
Energy	857,767,129	—	—	857,767,129
Financials	3,039,078,133	191,637	—	3,039,269,770
Health Care	1,433,468,839	462	7,213,056	1,440,682,357
Industrials	2,801,772,518	10,103	—	2,801,782,621
Information Technology	1,619,560,581	—	11,304	1,619,571,885
Materials	861,743,259	—	53,058	861,796,317
Real Estate	58,867,954	8,836	—	58,876,790
Utilities	460,997,992	—	—	460,997,992
Preferred Stocks
Communication Services	487,236	—	—	487,236
Consumer Discretionary	424,047	—	—	424,047
Industrials	3,575,934	—	—	3,575,934
Rights/Warrants
Industrials	—	—	26,316	26,316
Temporary Cash Investments	92,669,607	—	—	92,669,607

50

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,540,633,516	—		$1,540,633,516
Futures Contracts**	$3,916,230	—	—		3,916,230

TOTAL.	$13,883,968,125	$1,541,077,268	$7,334,625	^	$15,432,380,018

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

51

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.4%)
	Other Securities		$166,691,244	2.6%

CONSUMER DISCRETIONARY — (10.8%)
	Group 1 Automotive, Inc.	109,460	18,936,580	0.3%
	Other Securities		736,471,578	11.4%

TOTAL CONSUMER DISCRETIONARY			755,408,158	11.7%

CONSUMER STAPLES — (4.8%)
*	Hostess Brands, Inc.	659,960	17,475,741	0.3%
	Inter Parfums, Inc.	227,178	18,374,157	0.3%
#	MGP Ingredients, Inc.	143,333	16,060,463	0.3%
#	Weis Markets, Inc.	196,657	18,420,861	0.3%
	Other Securities		268,711,872	4.0%

TOTAL CONSUMER STAPLES			339,043,094	5.2%

ENERGY — (7.0%)
	Chord Energy Corp.	118,744	18,178,519	0.3%
#*	CNX Resources Corp.	1,161,237	19,520,394	0.3%
*	Comstock Resources, Inc.	875,184	16,435,956	0.3%
	Patterson-UTI Energy, Inc	926,930	16,360,314	0.3%
*	PBF Energy, Inc., Class A	491,690	21,757,282	0.3%
	Other Securities		400,890,826	6.1%

TOTAL ENERGY			493,143,291	7.6%

FINANCIALS — (20.6%)
#	BancFirst Corp.	239,834	22,980,894	0.4%
	Banner Corp.	263,148	19,670,313	0.3%
	First BanCorp.	1,576,127	24,887,045	0.4%
	First Merchants Corp.	362,517	16,277,013	0.3%
	Pacific Premier Bancorp, Inc.	436,115	15,878,947	0.3%
	Piper Sandler Cos	134,207	17,174,470	0.3%
	Trustmark Corp.	421,873	15,427,896	0.2%
	Walker & Dunlop, Inc.	182,775	16,442,439	0.3%
	WesBanco, Inc.	421,523	17,046,390	0.3%
	WSFS Financial Corp.	473,204	22,032,378	0.3%
	Other Securities		1,260,518,834	19.3%

TOTAL FINANCIALS			1,448,336,619	22.4%

HEALTH CARE — (10.3%)
*	CorVel Corp.	184,423	30,284,101	0.5%
*	Lantheus Holdings, Inc.	305,585	22,610,234	0.4%
*	Prestige Consumer Healthcare, Inc.	310,082	16,893,267	0.3%
	Other Securities		649,873,873	9.9%

TOTAL HEALTH CARE			719,661,475	11.1%

INDUSTRIALS — (16.5%)
	Albany International Corp., Class A	210,236	19,261,822	0.3%
	Boise Cascade Co.	282,825	18,884,225	0.3%
*	CBIZ, Inc.	406,188	20,163,172	0.3%
#	Comfort Systems USA, Inc.	251,515	31,006,769	0.5%
	Encore Wire Corp.	157,161	21,623,782	0.3%

52

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Federal Signal Corp.	439,096	$20,483,828	0.3%
	Forward Air Corp.	191,213	20,243,720	0.3%
*	Hub Group, Inc., Class A	220,852	17,138,115	0.3%
	ICF International, Inc.	129,423	15,482,874	0.2%
	Matson, Inc.	225,848	16,617,896	0.3%
	McGrath RentCorp.	184,266	17,330,217	0.3%
*	Veritiv Corp.	173,696	20,193,897	0.3%
	Other Securities		921,171,789	14.2%

TOTAL INDUSTRIALS			1,159,602,106	17.9%

INFORMATION TECHNOLOGY — (11.3%)
	Badger Meter, Inc.	199,391	22,427,500	0.4%
*	Calix, Inc.	341,891	25,176,853	0.4%
*	Fabrinet	156,606	17,915,726	0.3%
#*	Insight Enterprises, Inc.	195,134	18,442,114	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	15,619,295	0.2%
#*	NetScout Systems, Inc.	429,733	15,436,009	0.2%
*	Plexus Corp.	205,049	20,176,822	0.3%
*	Rambus, Inc.	705,710	21,284,214	0.3%
*	Rogers Corp.	77,667	18,277,375	0.3%
*	Sanmina Corp.	275,638	15,449,510	0.2%
	Other Securities		601,302,331	9.3%

TOTAL INFORMATION TECHNOLOGY			791,507,749	12.2%

MATERIALS — (4.8%)
	Innospec, Inc.	180,162	18,014,398	0.3%
	Stepan Co.	166,116	17,349,155	0.3%
	Other Securities		302,700,334	4.6%

TOTAL MATERIALS			338,063,887	5.2%

REAL ESTATE — (0.7%)
	Other Securities		51,069,739	0.8%

UTILITIES — (2.3%)
	California Water Service Group	291,215	18,072,803	0.3%
	Otter Tail Corp.	297,207	20,037,696	0.3%
	Other Securities		121,068,262	1.9%

TOTAL UTILITIES			159,178,761	2.5%

TOTAL COMMON STOCKS			6,421,706,123	99.2%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		404,094	0.0%

ENERGY — (0.0%)
	Other Security		123,827	0.0%

INDUSTRIALS — (0.0%)
	Other Security		1,499,148	0.0%

TOTAL PREFERRED STOCKS			2,027,069	0.0%

53

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		$98,615	0.0%

TOTAL RIGHTS/WARRANTS		98,615	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,758,697,220)		6,423,831,807

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	50,273,230	50,273,230	0.8%

SECURITIES LENDING COLLATERAL — (7.8%)
@§ The DFA Short Term Investment Fund	47,056,334	544,018,282	8.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,353,222,041)		$7,018,123,319	108.4%

As of October 31, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	281	12/16/22	$52,577,937	$54,556,150	$1,978,213

Total Futures Contracts			$52,577,937	$54,556,150	$1,978,213

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,457,081	$234,163	—	$166,691,244
Consumer Discretionary	755,254,620	139,573	$13,965	755,408,158
Consumer Staples	338,340,088	703,006	—	339,043,094
Energy	493,143,291	—	—	493,143,291
Financials	1,447,739,193	597,426	—	1,448,336,619
Health Care	716,573,393	—	3,088,082	719,661,475
Industrials	1,159,602,106	—	—	1,159,602,106
Information Technology	791,503,070	—	4,679	791,507,749
Materials	338,054,305	—	9,582	338,063,887
Real Estate	50,950,453	119,286	—	51,069,739
Utilities	159,178,761	—	—	159,178,761
Preferred Stocks
Communication Services	404,094	—	—	404,094
Energy	123,827	—	—	123,827
Industrials	1,499,148	—	—	1,499,148
Rights/Warrants
Industrials	—	—	98,615	98,615
Temporary Cash Investments	50,273,230	—	—	50,273,230

54

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$544,018,282	—		$544,018,282
Futures Contracts**	$1,978,213	—	—		1,978,213

TOTAL	$6,471,074,873	$545,811,736	$3,214,923	^	$7,020,101,532

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

55

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.6%)
Verizon Communications, Inc.	2,295,603	$85,786,684	1.8%
Other Securities		37,585,447	0.8%

TOTAL COMMUNICATION SERVICES		123,372,131	2.6%

CONSUMER DISCRETIONARY — (14.9%)
* Amazon.com, Inc.	876,336	89,771,860	1.9%
Dollar General Corp.	104,446	26,638,952	0.6%
Home Depot, Inc.	481,459	142,574,454	3.1%
Lowe’s Cos., Inc.	318,826	62,155,129	1.3%
NIKE, Inc., Class B	575,931	53,377,285	1.1%
* O’Reilly Automotive, Inc.	42,428	35,519,449	0.8%
Ross Stores, Inc.	348,574	33,355,046	0.7%
Target Corp.	269,232	44,221,356	1.0%
TJX Cos., Inc.	600,719	43,311,840	0.9%
Other Securities		163,286,181	3.5%

TOTAL CONSUMER DISCRETIONARY		694,211,552	14.9%

CONSUMER STAPLES — (12.0%)
Altria Group, Inc.	940,393	43,511,984	0.9%
Coca-Cola Co.	1,449,059	86,726,181	1.9%
Costco Wholesale Corp.	167,842	84,172,763	1.8%
Kroger Co.	743,305	35,150,893	0.7%
PepsiCo, Inc.	701,377	127,356,036	2.7%
Procter & Gamble Co.	452,798	60,978,307	1.3%
Other Securities		121,740,099	2.7%

TOTAL CONSUMER STAPLES		559,636,263	12.0%

ENERGY — (3.3%)
ConocoPhillips	417,327	52,620,762	1.1%
Occidental Petroleum Corp.	1,054,159	76,531,943	1.6%
Other Securities		22,639,942	0.6%

TOTAL ENERGY		151,792,647	3.3%

FINANCIALS — (4.0%)
American Express Co.	354,187	52,579,060	1.1%
Ameriprise Financial, Inc.	106,466	32,910,770	0.7%
Other Securities		98,511,983	2.1%

TOTAL FINANCIALS		184,001,813	3.9%

HEALTH CARE — (14.9%)
AbbVie, Inc.	828,039	121,224,910	2.6%
Amgen, Inc.	295,444	79,873,285	1.7%
Bristol-Myers Squibb Co.	669,834	51,892,040	1.1%
Eli Lilly & Co.	410,332	148,577,114	3.2%
Gilead Sciences, Inc.	694,162	54,463,951	1.2%
Merck & Co., Inc.	493,090	49,900,708	1.1%
Zoetis, Inc.	201,953	30,450,473	0.7%
Other Securities		157,061,398	3.3%

TOTAL HEALTH CARE		693,443,879	14.9%

56

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (12.5%)
3M Co.	310,822	$39,098,299	0.8%
Caterpillar, Inc.	274,386	59,393,593	1.3%
Deere & Co.	150,390	59,527,370	1.3%
Illinois Tool Works, Inc.	135,400	28,911,962	0.6%
Lockheed Martin Corp.	131,316	63,908,871	1.4%
Union Pacific Corp.	360,313	71,032,105	1.5%
United Parcel Service, Inc., Class B	394,779	66,232,073	1.4%
Waste Management, Inc.	218,335	34,577,714	0.7%
Other Securities		158,450,764	3.5%

TOTAL INDUSTRIALS		581,132,751	12.5%

INFORMATION TECHNOLOGY — (32.2%)
Accenture PLC, Class A	311,576	88,456,426	1.9%
Apple, Inc.	1,471,447	225,631,683	4.8%
Applied Materials, Inc.	522,179	46,103,184	1.0%
Automatic Data Processing, Inc.	196,951	47,603,057	1.0%
Broadcom, Inc.	211,162	99,271,479	2.1%
International Business Machines Corp.	559,508	77,374,361	1.7%
Lam Research Corp.	72,492	29,343,312	0.6%
Mastercard, Inc., Class A	352,677	115,741,538	2.5%
Microsoft Corp.	896,664	208,142,614	4.5%
Oracle Corp.	1,054,524	82,326,689	1.8%
QUALCOMM, Inc.	560,047	65,895,130	1.4%
Texas Instruments, Inc.	528,220	84,847,979	1.8%
Visa, Inc., Class A	571,060	118,300,790	2.5%
Other Securities		210,148,402	4.6%

TOTAL INFORMATION TECHNOLOGY		1,499,186,644	32.2%

MATERIALS — (2.6%)
# Nucor Corp.	249,069	32,722,685	0.7%
Other Securities		90,600,901	1.9%

TOTAL MATERIALS		123,323,586	2.6%

UTILITIES — (0.2%)
Other Security		7,344,470	0.2%

TOTAL COMMON STOCKS (Cost $3,694,848,408)		4,617,445,736	99.1%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	36,049,994	36,049,994	0.8%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	241,134	2,787,749	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,733,686,613)		$4,656,283,479	99.9%

57

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	12/16/22	$33,471,267	$32,034,750	$(1,436,517)

Total Futures Contracts			$33,471,267	$32,034,750	$(1,436,517)

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$123,372,131	—	—	$123,372,131
Consumer Discretionary	694,211,552	—	—	694,211,552
Consumer Staples	559,636,263	—	—	559,636,263
Energy	151,792,647	—	—	151,792,647
Financials	184,001,813	—	—	184,001,813
Health Care	693,443,879	—	—	693,443,879
Industrials	581,132,751	—	—	581,132,751
Information Technology	1,499,186,644	—	—	1,499,186,644
Materials	123,323,586	—	—	123,323,586
Utilities	7,344,470	—	—	7,344,470
Temporary Cash Investments	36,049,994	—	—	36,049,994
Securities Lending Collateral	—	$2,787,749	—	2,787,749
Futures Contracts**	(1,436,517)	—	—	(1,436,517)

TOTAL	$4,652,059,213	$2,787,749	—	$4,654,846,962

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

58

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
REAL ESTATE — (94.2%)
#	Agree Realty Corp.	545,571	$37,480,728	0.5%
	Alexandria Real Estate Equities, Inc.	1,081,627	157,160,403	1.9%
#	American Homes 4 Rent, Class A	2,156,016	68,863,151	0.9%
	American Tower Corp.	3,257,589	674,939,865	8.4%
	Apartment Income REIT Corp.	1,080,915	41,539,563	0.5%
	AvalonBay Communities, Inc.	982,480	172,051,898	2.1%
	Boston Properties, Inc.	1,038,979	75,533,773	0.9%
	Brixmor Property Group, Inc.	2,091,030	44,559,849	0.6%
	Camden Property Trust	703,641	81,305,718	1.0%
	Crown Castle, Inc.	3,028,608	403,592,302	5.0%
	CubeSmart	1,563,701	65,472,161	0.8%
	Digital Realty Trust, Inc.	2,005,474	201,048,768	2.5%
	EastGroup Properties, Inc.	302,831	47,450,589	0.6%
	Equinix, Inc.	634,214	359,244,178	4.5%
	Equity LifeStyle Properties, Inc.	1,245,105	79,636,916	1.0%
	Equity Residential	2,509,241	158,132,368	2.0%
	Essex Property Trust, Inc.	459,462	102,110,835	1.3%
	Extra Space Storage, Inc.	919,925	163,231,492	2.0%
	Federal Realty Investment Trust	508,104	50,292,134	0.6%
#	First Industrial Realty Trust, Inc.	932,866	44,432,408	0.5%
	Gaming & Leisure Properties, Inc.	1,769,659	88,695,309	1.1%
#	Healthcare Realty Trust, Inc., Class A	2,643,894	53,750,365	0.7%
	Healthpeak Properties, Inc.	3,707,009	87,967,324	1.1%
	Host Hotels & Resorts, Inc.	4,931,543	93,107,532	1.2%
	Invitation Homes, Inc.	4,260,702	135,021,646	1.7%
#	Iron Mountain, Inc.	2,014,924	100,887,245	1.2%
	Kimco Realty Corp.	4,290,583	91,732,665	1.1%
	Lamar Advertising Co., Class A	600,787	55,410,585	0.7%
	Life Storage, Inc.	587,234	64,953,953	0.8%
#	Medical Properties Trust, Inc.	4,071,424	46,617,805	0.6%
	Mid-America Apartment Communities, Inc.	813,302	128,054,400	1.6%
	National Retail Properties, Inc.	1,234,127	51,870,358	0.6%
#	Omega Healthcare Investors, Inc.	1,615,109	51,328,164	0.6%
	Prologis, Inc.	6,486,833	718,416,755	8.9%
	Public Storage	1,113,219	344,819,585	4.3%
#	Realty Income Corp.	4,309,331	268,342,041	3.3%
	Regency Centers Corp.	1,072,350	64,887,898	0.8%
	Rexford Industrial Realty, Inc.	1,197,298	66,186,633	0.8%
	SBA Communications Corp.	754,403	203,613,370	2.5%
	Simon Property Group, Inc.	2,260,275	246,324,769	3.1%
	Spirit Realty Capital, Inc.	951,913	36,962,782	0.5%
	STAG Industrial, Inc.	1,250,532	39,504,306	0.5%
	STORE Capital Corp.	1,803,795	57,360,681	0.7%
	Sun Communities, Inc.	859,809	115,945,244	1.4%
	UDR, Inc.	2,267,249	90,145,820	1.1%
	Ventas, Inc.	2,778,270	108,713,705	1.3%
	VICI Properties, Inc.	6,661,659	213,306,321	2.6%
	Welltower, Inc.	3,233,300	197,360,632	2.4%
#	WP Carey, Inc.	1,338,317	102,113,587	1.3%
	Other Securities		1,000,811,127	12.4%

TOTAL COMMON STOCKS (Cost $5,253,633,866)			7,952,291,706	98.5%

59

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	124,840,173	$124,840,173	1.6%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	31,631,386	365,690,456	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $5,744,323,273)		$8,442,822,335	104.6%

As of October 31, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	619	12/16/22	$117,458,517	$120,178,850	$2,720,333

Total Futures Contracts			$117,458,517	$120,178,850	$2,720,333

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,952,291,706	—	—	$7,952,291,706
Temporary Cash Investments	124,840,173	—	—	124,840,173
Securities Lending Collateral	—	$365,690,456	—	365,690,456
Futures Contracts**	2,720,333	—	—	2,720,333

TOTAL	$8,079,852,212	$365,690,456	—	$8,445,542,668

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,311,527	—
Investment Securities at Value (including $6,346, $33,009, $0 and $956,565 of securities on loan, respectively)	$245,109	$1,607,757	—	$11,720,016
Temporary Cash Investments at Value & Cost	—	2,643	—	125,773
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $6,493, $7,336, $0 and $856,513, respectively)	6,490	7,333	—	856,197
Segregated Cash for Futures Contracts	—	—	—	6,680
Foreign Currencies at Value	2	—	—	—
Cash	13,538	2,037	—	—
Receivables:
Investment Securities Sold	278	2,978	—	3,723
Dividends and Interest	1,676	1,353	—	4,964
Securities Lending Income	3	8	—	254
Fund Shares Sold	216	523	11,590	7,688
Unrealized Gain on Forward Currency Contracts	1,024	—	—	—
Prepaid Expenses and Other Assets	21	17	106	59

Total Assets	268,357	1,624,649	23,323,223	12,725,354

LIABILITIES:
Payables:
Due to Custodian	—	—	—	1,509
Upon Return of Securities Loaned	6,770	8,220	—	700,628
Investment Securities Purchased	—	1,129	—	156,310
Fund Shares Redeemed	475	1,274	25,955	9,922
Due to Advisor	30	133	1,668	2,556
Futures Margin Variation	1,908	—	—	388
Unrealized Loss on Forward Currency Contracts	502	—	—	—
Accrued Expenses and Other Liabilities	31	95	713	606

Total Liabilities	9,716	10,851	28,336	871,919

NET ASSETS	$258,641	$1,613,798	$23,294,887	$11,853,435

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $32,553 and shares outstanding of 0, 0, 0 and 1,132,785, respectively	N/A	N/A	N/A	$28.74

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $74,146 and shares outstanding of 0, 0, 0 and 2,594,370, respectively	N/A	N/A	N/A	$28.58

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $258,641; $1,613,798; $23,294,887 and $11,746,736 and shares outstanding of 24,955,777, 69,849,585, 550,964,102 and 408,705,991, respectively	$10.36	$23.10	$42.28	$28.74

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$257,901	$856,972	N/A	$7,947,185

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$332,703	$814,887	$13,975,569	$7,665,859
Total Distributable Earnings (Loss)	(74,062)	798,911	9,319,318	4,187,576

NET ASSETS	$258,641	$1,613,798	$23,294,887	$11,853,435

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,054,810, $1,386,939, $1,530,820 and $303,032 of securities on loan, respectively)	$14,222,566	$27,702,809	$28,996,652	$4,380,981
Temporary Cash Investments at Value & Cost	115,130	248,087	272,588	37,533
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $939,333, $1,197,612, $1,077,301 and $227,708, respectively)	939,014	1,197,211	1,076,958	227,604
Segregated Cash for Futures Contracts	6,040	16,160	12,790	1,810
Cash	—	14,055	8,513	1,502
Receivables:
Investment Securities Sold	31,562	76,745	36,333	6,371
Dividends and Interest	7,184	22,078	21,565	2,693
Securities Lending Income	323	429	468	102
Fund Shares Sold	8,919	10,467	8,738	2,336
Prepaid Expenses and Other Assets	102	222	155	34

Total Assets	15,330,840	29,288,263	30,434,760	4,660,966

LIABILITIES:
Payables:
Due to Custodian	1,274	—	—	—
Upon Return of Securities Loaned	969,028	1,131,496	1,108,626	227,703
Investment Securities Purchased	—	66,660	16,180	3,970
Fund Shares Redeemed	11,261	26,116	29,142	2,848
Due to Advisor	3,195	2,731	3,790	890
Futures Margin Variation	853	4,781	1,807	256
Accrued Expenses and Other Liabilities	791	1,197	1,268	239

Total Liabilities	986,402	1,232,981	1,160,813	235,906

NET ASSETS	$14,344,438	$28,055,282	$29,273,947	$4,425,060

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,344,438; $28,055,282; $29,273,947 and $4,425,060 and shares outstanding of 341,473,278, 913,841,700, 1,045,136,809 and 198,910,828, respectively	$42.01	$30.70	$28.01	$22.25

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,287,201	$13,059,889	$13,737,377	$2,236,989

NET ASSETS CONSIST OF:
Paid-In Capital	$8,737,206	$12,721,176	$13,170,523	$2,135,719
Total Distributable Earnings (Loss)	5,607,232	15,334,106	16,103,424	2,289,341

NET ASSETS	$14,344,438	$28,055,282	$29,273,947	$4,425,060

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,765,485, $648,270, $36,288 and $454,251 of securities on loan, respectively)	$13,795,160	$6,423,832	$4,617,446	$7,952,292
Temporary Cash Investments at Value & Cost	92,670	50,273	36,050	124,840
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,541,139, $544,252, $2,788 and $365,849, respectively)	1,540,634	544,018	2,788	365,690
Segregated Cash for Futures Contracts	5,170	2,810	1,650	6,190
Cash	1,063	807	—	—
Receivables:
Investment Securities Sold	138,111	1,340	3,272	436
Dividends and Interest	4,659	2,762	6,568	4,500
Securities Lending Income	432	205	7	125
Fund Shares Sold	6,247	1,383	2,455	2,988
Futures Margin Variation	128	—	—	—
Prepaid Expenses and Other Assets	55	67	46	59

Total Assets	15,584,329	7,027,497	4,670,282	8,457,120

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,677,242	534,124	2,860	364,037
Investment Securities Purchased	—	10,299	666	7,747
Fund Shares Redeemed	19,986	4,924	3,258	13,984
Due to Advisor	2,790	1,962	715	1,024
Futures Margin Variation	—	397	233	874
Accrued Expenses and Other Liabilities	709	357	252	528

Total Liabilities	1,700,727	552,063	7,984	388,194

NET ASSETS	$13,883,602	$6,475,434	$4,662,298	$8,068,926

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares - based on net assets of $13,883,602; $6,475,434; $4,662,298 and $8,068,926 and shares outstanding of 338,118,885, 264,805,350, 270,531,925 and 210,180,866, respectively	$41.06	$24.45	$17.23	$38.39

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$7,784,405	$3,758,697	$3,694,848	$5,253,634

NET ASSETS CONSIST OF:
Paid-In Capital	$7,359,672	$3,567,492	$3,648,595	$5,067,575
Total Distributable Earnings (Loss)	6,523,930	2,907,942	1,013,703	3,001,351

NET ASSETS	$13,883,602	$6,475,434	$4,662,298	$8,068,926

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $38 and $0, respectively)	—	—	$553,562	—
Income from Securities Lending	—	—	561	—
Expenses Allocated from Affiliated Investment Companies	—	—	(25,288)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	528,835	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5, $0 and $297, respectively)	—	$29,715	—	$212,967
Interest	$4,722	—	—	—
Income from Securities Lending	11	67	—	1,302

Total Fund Investment Income	4,733	29,782	—	214,269

Fund Expenses
Investment Management Fees	404	1,887	45,731	33,964
Accounting & Transfer Agent Fees	32	272	3,332	921
S&P 500® Fees	45	—	—	—
Custodian Fees	20	28	—	187
Shareholder Servicing Fees
Class R1 Shares	—	—	—	47
Class R2 Shares	—	—	—	164
Filing Fees	24	33	223	196
Shareholders’ Reports	26	61	348	390
Directors’/Trustees’ Fees & Expenses	1	14	114	62
Professional Fees	4	25	305	167
Previously Waived Fees Recovered by Advisor (Note C)	11	—	—	—
Other	4	66	177	383

Total Fund Expenses	571	2,386	50,230	36,481

Fees Waived, Expenses Reimbursed by Advisor (Note C)	65	—	24,071	—
Fees Paid Indirectly (Note C)	8	—	—	—

Net Expenses	498	2,386	26,159	36,481

Net Investment Income (Loss)	4,235	27,396	502,676	177,788

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18,469)	55,532	—	481,149
Affiliated Investment Companies Shares Sold	2	(4)	—	(183)
Transactions Allocated from Affiliated Investment Company**	—	—	638,941	—
Futures	(26,807)	107	—	(21,845)
Foreign Currency Transactions	(30)	—	—	—
Forward Currency Contracts	8,012	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(10,721)	(370,165)	—	(802,130)
Affiliated Investment Companies Shares	(2)	(5)	—	(345)
Transactions Allocated from Affiliated Investment Company	—	—	(2,005,602)	—
Futures	(30,214)	—	—	398
Translation of Foreign Currency-Denominated Amounts	(23)	—	—	—
Forward Currency Contracts	3,153	—	—	—

Net Realized and Unrealized Gain (Loss)	(75,099)	(314,535)	(1,366,661)	(342,956)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,864)	$(287,139)	$(863,985)	$(165,168)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $686, $103, $140 and $38, respectively)	$277,641	$491,360	$504,013	$82,494
Income from Securities Lending	1,443	2,027	2,347	483

Total Investment Income	279,084	493,387	506,360	82,977

Expenses
Investment Management Fees	44,129	36,483	50,809	11,712
Accounting & Transfer Agent Fees	1,830	4,887	4,600	799
Custodian Fees	232	374	396	73
Filing Fees	176	356	356	78
Shareholders’ Reports	287	567	584	101
Directors’/Trustees’ Fees & Expenses	67	168	144	22
Professional Fees	170	410	429	60
Other	354	747	785	123

Total Expenses	47,245	43,992	58,103	12,968

Net Expenses	47,245	43,992	58,103	12,968

Net Investment Income (Loss)	231,839	449,395	448,257	70,009

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	724,122	746,757	908,780	159,333
Affiliated Investment Companies Shares Sold	(244)	(228)	(225)	(49)
Futures	(14,918)	(31,585)	(34,730)	(5,485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(849,358)	(5,000,570)	(5,092,843)	(594,083)
Affiliated Investment Companies Shares	(387)	(421)	(384)	(121)
Futures	4,538	(15,318)	(11,179)	(1,963)

Net Realized and Unrealized Gain (Loss)	(136,247)	(4,301,365)	(4,230,581)	(442,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,592	$(3,851,970)	$(3,782,324)	$(372,359)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $172, $125, $1 and $0, respectively)	$203,156	$98,972	$96,082	$212,523
Income from Securities Lending	2,232	1,152	68	499

Total Investment Income	205,388	100,124	96,150	213,022

Fund Expenses
Investment Management Fees	39,156	26,213	10,155	16,905
Accounting & Transfer Agent Fees	1,334	852	918	1,408
Custodian Fees	264	131	72	123
Filing Fees	149	115	151	124
Shareholders’ Reports	280	144	261	344
Directors’/Trustees’ Fees & Expenses	67	31	62	43
Professional Fees	173	83	75	141
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	79
Other	391	168	155	236

Total Fund Expenses	41,814	27,737	11,849	19,403

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,502

Net Expenses	41,814	27,737	11,849	17,901

Net Investment Income (Loss)	163,574	72,387	84,301	195,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	597,912	280,167	113,487	343,226
Affiliated Investment Companies Shares Sold	(303)	(141)	(7)	(91)
Futures	(21,083)	(16,098)	(7,134)	(10,229)
In-Kind Redemptions	—	37,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,273,036)	(939,247)	(678,479)	(2,500,744)
Affiliated Investment Companies Shares	(567)	(266)	—	(185)
Futures	(1,773)	119	(2,379)	323

Net Realized and Unrealized Gain (Loss)	(1,698,850)	(637,948)	(574,512)	(2,167,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,535,276)	$(565,561)	$(490,211)	$(1,972,579)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,235	$2,465	$27,396	$27,055	$502,676	$429,517
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18,469)	8,383	55,532	77,747	—	—
Affiliated Investment Companies Shares Sold	2	—	(4)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	638,941	1,197,847
Futures	(26,807)	121,329	107	—	—	—
Foreign Currency Transactions	(30)	(56)	—	—	—	—
Forward Currency Contracts	8,012	(2,075)	—	—	—	—
In-Kind Redemptions	—	—	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(10,721)	(6,769)	(370,165)	578,484	—	—
Affiliated Investment Companies Shares	(2)	—	(5)	(2)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,005,602)	7,131,104
Futures	(30,214)	29,567	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(23)	(4)	—	—	—	—
Forward Currency Contracts	3,153	(3,235)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,864)	149,605	(287,139)	695,074	(863,985)	8,758,468

Distributions:
Institutional Class Shares	(133,571)	(30,328)	(90,612)	(27,774)	(1,117,729)	(401,298)
Capital Share Transactions (1):
Shares Issued	48,491	57,957	213,960	291,004	4,190,043	4,217,940
Shares Issued in Lieu of Cash Distributions	133,398	30,299	81,512	24,838	1,033,573	375,792
Shares Redeemed	(145,680)	(213,988)	(504,737)	(475,766)	(5,256,718)	(6,356,276)

Net Increase (Decrease) from Capital Share Transactions	36,209	(125,732)	(209,265)	(159,924)	(33,102)	(1,762,544)

Total Increase (Decrease) in Net Assets	(168,226)	(6,455)	(587,016)	507,376	(2,014,816)	6,594,626
Net Assets
Beginning of Year	426,867	433,322	2,200,814	1,693,438	25,309,703	18,715,077

End of Year	$258,641	$426,867	$1,613,798	$2,200,814	$23,294,887	$25,309,703

(1) Shares Issued and Redeemed:
Shares Issued	3,691	3,614	8,558	11,836	96,435	99,361
Shares Issued in Lieu of Cash Distributions	10,160	2,042	3,061	994	23,697	8,865
Shares Redeemed	(11,934)	(13,433)	(20,072)	(19,169)	(120,437)	(152,905)

Net Increase (Decrease) from Shares Issued and Redeemed	1,917	(7,777)	(8,453)	(6,339)	(305)	(44,679)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$177,788	$198,730	$231,839	$282,263	$449,395	$410,758
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	481,149	1,091,327	724,122	1,961,127	746,757	975,666
Affiliated Investment Companies Shares Sold	(183)	(19)	(244)	(6)	(228)	6
Futures	(21,845)	31,099	(14,918)	35,883	(31,585)	74,671
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(802,130)	4,695,607	(849,358)	4,964,267	(5,000,570)	9,374,964
Affiliated Investment Companies Shares	(345)	(24)	(387)	(18)	(421)	(42)
Futures	398	5,644	4,538	6,558	(15,318)	12,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(165,168)	6,022,364	95,592	7,250,074	(3,851,970)	10,848,472

Distributions:
Class R1 Shares	(5,129)	(889)	—	—	—	—
Class R2 Shares	(5,446)	(922)	—	—	—	—
Institutional Class Shares	(964,425)	(186,950)	(1,470,644)	(282,350)	(1,269,285)	(396,374)

Total Distributions	(975,000)	(188,761)	(1,470,644)	(282,350)	(1,269,285)	(396,374)

Capital Share Transactions (1):
Shares Issued	2,691,895	2,413,093	2,634,579	2,353,153	4,313,735	3,731,277
Shares Issued in Lieu of Cash Distributions	935,419	181,306	1,344,674	257,340	1,221,541	385,732
Shares Redeemed	(3,369,049)	(4,489,318)	(3,405,110)	(4,913,927)	(5,743,780)	(5,612,000)

Net Increase (Decrease) from Capital Share Transactions	258,265	(1,894,919)	574,143	(2,303,434)	(208,504)	(1,494,991)

Total Increase (Decrease) in Net Assets	(881,903)	3,938,684	(800,909)	4,664,290	(5,329,759)	8,957,107
Net Assets
Beginning of Year	12,735,338	8,796,654	15,145,347	10,481,057	33,385,041	24,427,934

End of Year	$11,853,435	$12,735,338	$14,344,438	$15,145,347	$28,055,282	$33,385,041

(1) Shares Issued and Redeemed:
Shares Issued	93,255	85,084	63,267	56,798	132,367	115,212
Shares Issued in Lieu of Cash Distributions	32,294	6,639	32,160	6,840	35,760	11,903
Shares Redeemed	(116,048)	(162,459)	(80,833)	(120,183)	(175,289)	(173,808)

Net Increase (Decrease) from Shares Issued and Redeemed	9,501	(70,736)	14,594	(56,545)	(7,162)	(46,693)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$448,257	$416,576	$70,009	$63,055	$163,574	$187,098
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	908,780	1,429,312	159,333	359,202	597,912	1,236,222
Affiliated Investment Companies Shares Sold	(225)	5	(49)	(10)	(303)	(15)
Futures	(34,730)	77,878	(5,485)	10,622	(21,083)	29,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,092,843)	9,830,032	(594,083)	1,496,357	(2,273,036)	5,738,332
Affiliated Investment Companies Shares	(384)	(46)	(121)	(6)	(567)	(46)
Futures	(11,179)	10,410	(1,963)	1,490	(1,773)	7,732

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,782,324)	11,764,167	(372,359)	1,930,710	(1,535,276)	7,198,805

Distributions:
Institutional Class Shares	(1,676,395)	(403,127)	(387,023)	(59,880)	(1,001,810)	(191,245)
Capital Share Transactions (1):
Shares Issued	3,998,679	4,280,791	667,556	622,066	2,418,174	1,966,837
Shares Issued in Lieu of Cash Distributions	1,650,798	396,434	381,930	59,202	944,361	180,123
Shares Redeemed	(6,065,708)	(6,559,673)	(1,047,819)	(982,039)	(3,689,252)	(5,596,845)

Net Increase (Decrease) from Capital Share Transactions	(416,231)	(1,882,448)	1,667	(300,771)	(326,717)	(3,449,885)

Total Increase (Decrease) in Net Assets	(5,874,950)	9,478,592	(757,715)	1,570,059	(2,863,803)	3,557,675
Net Assets
Beginning of Year	35,148,897	25,670,305	5,182,775	3,612,716	16,747,405	13,189,730

End of Year	$29,273,947	$35,148,897	$4,425,060	$5,182,775	$13,883,602	$16,747,405

(1) Shares Issued and Redeemed:
Shares Issued	134,993	144,078	28,984	26,612	57,023	44,774
Shares Issued in Lieu of Cash Distributions.	52,814	13,361	16,017	2,515	21,166	4,260
Shares Redeemed	(202,581)	(224,097)	(45,273)	(42,433)	(85,366)	(129,256)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,774)	(66,658)	(272)	(13,306)	(7,177)	(80,222)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$72,387	$62,481	$84,301	$73,782	$195,121	$210,998
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	280,167	742,238	113,487	131,919	343,226	148,206
Affiliated Investment Companies Shares Sold	(141)	(21)	(7)	—	(91)	(14)
Futures	(16,098)	16,057	(7,134)	10,476	(10,229)	21,701
In-Kind Redemptions	37,518	7,153	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(939,247)	2,315,847	(678,479)	1,189,688	(2,500,744)	3,314,181
Affiliated Investment Companies Shares	(266)	(10)	—	(1)	(185)	(7)
Futures	119	3,108	(2,379)	1,528	323	3,785

Net Increase (Decrease) in Net Assets Resulting from Operations	(565,561)	3,146,853	(490,211)	1,407,392	(1,972,579)	3,698,850

Distributions:
Institutional Class Shares	(741,898)	(65,321)	(193,881)	(70,633)	(291,803)	(250,605)
Capital Share Transactions (1):
Shares Issued	1,087,837	707,002	1,190,255	1,659,760	1,555,500	1,673,718
Shares Issued in Lieu of Cash Distributions	683,212	60,120	193,188	70,349	263,575	221,041
Shares Redeemed	(1,442,021)	(1,515,047)	(1,872,690)	(860,356)	(2,700,865)	(2,265,461)

Net Increase (Decrease) from Capital Share Transactions	329,028	(747,925)	(489,247)	869,753	(881,790)	(370,702)

Total Increase (Decrease) in Net Assets	(978,431)	2,333,607	(1,173,339)	2,206,512	(3,146,172)	3,077,543
Net Assets
Beginning of Year	7,453,865	5,120,258	5,835,637	3,629,125	11,215,098	8,137,555

End of Year	$6,475,434	$7,453,865	$4,662,298	$5,835,637	$8,068,926	$11,215,098

(1) Shares Issued and Redeemed:
Shares Issued	43,512	26,537	65,459	95,038	34,851	40,000
Shares Issued in Lieu of Cash Distributions	25,842	2,311	10,217	3,936	5,474	5,800
Shares Redeemed	(56,767)	(58,103)	(104,293)	(48,305)	(59,493)	(54,340)

Net Increase (Decrease) from Shares Issued and Redeemed	12,587	(29,255)	(28,617)	50,669	(19,168)	(8,540)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$18.53	$14.06	$14.02	$13.03	$14.54	$28.11	$20.01	$18.61	$16.75	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.10	0.12	0.26	0.26	0.37	0.33	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.48)	5.49	1.17	1.60	0.52	(4.19)	8.11	1.42	1.86	0.81

Total from Investment Operations	(2.33)	5.59	1.29	1.86	0.78	(3.82)	8.44	1.74	2.17	1.09

Less Distributions:
Net Investment Income	(0.11)	(0.13)	(0.11)	(0.30)	(0.25)	(0.34)	(0.34)	(0.31)	(0.31)	(0.27)
Net Realized Gains	(5.73)	(0.99)	(1.14)	(0.57)	(2.04)	(0.85)	—	(0.03)	—	—

Total Distributions	(5.84)	(1.12)	(1.25)	(0.87)	(2.29)	(1.19)	(0.34)	(0.34)	(0.31)	(0.27)

Net Asset Value, End of Year	$10.36	$18.53	$14.06	$14.02	$13.03	$23.10	$28.11	$20.01	$18.61	$16.75

Total Return	(19.24%)	41.82%	9.55%	15.67%	5.62%	(14.12%)	42.42%	9.52%	13.13%	6.82%

Net Assets, End of Year (thousands)	$258,641	$426,867	$433,322	$386,750	$327,063	$1,613,798	$2,200,814	$1,693,438	$1,611,529	$1,457,218
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.22%	0.25%	0.23%	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.26%	0.59%	0.89%	1.98%	1.94%	1.45%	1.32%	1.68%	1.77%	1.64%
Portfolio Turnover Rate	118%	70%	90%	109%	91%	7%	7%	20%	22%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$45.91	$31.40	$37.13	$37.41	$38.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.91	0.76	0.79	0.83	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.50)	14.46	(4.98)	1.45	0.35

Total from Investment Operations	(1.59)	15.22	(4.19)	2.28	1.13

Less Distributions:
Net Investment Income	(0.82)	(0.71)	(0.73)	(0.76)	(0.73)
Net Realized Gains	(1.22)	—	(0.81)	(1.80)	(1.83)

Total Distributions	(2.04)	(0.71)	(1.54)	(2.56)	(2.56)

Net Asset Value, End of Year	$42.28	$45.91	$31.40	$37.13	$37.41

Total Return	(3.54%)	48.68%	(11.56%)	6.97%	2.79%

Net Assets, End of Year (thousands)	$23,294,887	$25,309,703	$18,715,077	$25,656,577	$25,268,336
Ratio of Expenses to Average Net Assets (B)	0.21%	0.23%	0.27%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.31%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.80%	2.38%	2.33%	1.98%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.60	$18.57	$22.30	$23.45	$25.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.44	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.88)	13.00	(3.19)	(0.24)	(0.63)

Total from Investment Operations	(0.47)	13.44	(2.89)	0.06	(0.35)

Less Distributions:
Net Investment Income	(0.36)	(0.41)	(0.27)	(0.27)	(0.26)
Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.39)	(0.41)	(0.84)	(1.21)	(1.35)

Net Asset Value, End of Year	$28.74	$31.60	$18.57	$22.30	$23.45

Total Return	(1.48%)	72.74%	(13.34%)	0.78%	(1.61%)

Net Assets, End of Year (thousands)	$32,553	$70,291	$31,832	$56,378	$47,848
Ratio of Expenses to Average Net Assets	0.40%	0.43%	0.47%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.52%	1.56%	1.34%	1.10%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.44	$18.48	$22.18	$23.32	$25.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.39	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.86)	12.94	(3.16)	(0.23)	(0.63)

Total from Investment Operations	(0.50)	13.33	(2.89)	0.04	(0.39)

Less Distributions:
Net Investment Income	(0.33)	(0.37)	(0.24)	(0.24)	(0.23)

Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.36)	(0.37)	(0.81)	(1.18)	(1.32)

Net Asset Value, End of Year	$28.58	$31.44	$18.48	$22.18	$23.32

Total Return	(1.62%)	72.45%	(13.42%)	0.64%	(1.79%)
Net Assets, End of Year (thousands)	$74,146	$73,279	$52,931	$72,669	$108,168
Ratio of Expenses to Average Net Assets	0.54%	0.58%	0.62%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.41%	1.39%	1.21%	0.95%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.61	$18.57	$22.31	$23.46	$25.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.46	0.31	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)	13.02	(3.19)	(0.23)	(0.63)

Total from Investment Operations	(0.44)	13.48	(2.88)	0.09	(0.33)

Less Distributions:
Net Investment Income	(0.40)	(0.44)	(0.29)	(0.30)	(0.28)
Net Realized Gains	(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(2.43)	(0.44)	(0.86)	(1.24)	(1.37)

Net Asset Value, End of Year	$28.74	$31.61	$18.57	$22.31	$23.46

Total Return	(1.39%)	72.95%	(13.27%)	0.88%	(1.52%)

Net Assets, End of Year (thousands)	$11,746,736	$12,591,768	$8,711,891	$10,655,324	$10,307,146
Ratio of Expenses to Average Net Assets	0.30%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.65%	1.65%	1.45%	1.20%
Portfolio Turnover Rate	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$46.33	$27.34	$32.79	$36.39	$39.07	$36.25	$25.24	$24.71	$22.77	$22.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.68	0.80	0.44	0.42	0.39	0.49	0.44	0.41	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)	18.98	(4.95)	(1.69)	(0.90)	(4.65)	10.99	0.93	2.08	0.88

Total from Investment Operations	0.21	19.78	(4.51)	(1.27)	(0.51)	(4.16)	11.43	1.34	2.48	1.24

Less Distributions:
Net Investment Income	(0.67)	(0.79)	(0.38)	(0.38)	(0.37)	(0.45)	(0.42)	(0.39)	(0.40)	(0.35)
Net Realized Gains	(3.86)	—	(0.56)	(1.95)	(1.80)	(0.94)	—	(0.42)	(0.14)	(0.13)

Total Distributions	(4.53)	(0.79)	(0.94)	(2.33)	(2.17)	(1.39)	(0.42)	(0.81)	(0.54)	(0.48)

Net Asset Value, End of Year	$42.01	$46.33	$27.34	$32.79	$36.39	$30.70	$36.25	$25.24	$24.71	$22.77

Total Return	0.58%	73.01%	(14.11%)	(3.04%)	(1.48%)	(11.85%)	45.50%	5.55%	11.18%	5.59%

Net Assets, End of Year (thousands)	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$28,055,282	$33,385,041	$24,427,934	$26,592,058	$23,629,726
Ratio of Expenses to Average Net Assets	0.33%	0.42%	0.52%	0.53%	0.52%	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.33%	0.42%	0.52%	0.53%	0.52%	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.94%	1.56%	1.26%	1.00%	1.48%	1.34%	1.69%	1.72%	1.55%
Portfolio Turnover Rate	23%	22%	18%	19%	27%	5%	4%	3%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$33.16	$22.79	$22.66	$21.25	$20.90	$26.02	$17.00	$18.71	$18.40	$19.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.42	0.39	0.36	0.36	0.34	0.35	0.31	0.27	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.98)	10.35	0.60	1.65	0.53	(2.17)	9.00	(1.40)	0.72	(0.10)

Total from Investment Operations	(3.56)	10.74	0.96	2.01	0.87	(1.82)	9.31	(1.13)	1.00	0.16

Less Distributions:
Net Investment Income	(0.39)	(0.37)	(0.33)	(0.37)	(0.32)	(0.32)	(0.29)	(0.25)	(0.27)	(0.25)
Net Realized Gains	(1.20)	—	(0.50)	(0.23)	(0.20)	(1.63)	—	(0.33)	(0.42)	(0.67)

Total Distributions	(1.59)	(0.37)	(0.83)	(0.60)	(0.52)	(1.95)	(0.29)	(0.58)	(0.69)	(0.92)

Net Asset Value, End of Year	$28.01	$33.16	$22.79	$22.66	$21.25	$22.25	$26.02	$17.00	$18.71	$18.40

Total Return	(11.19%)	47.35%	4.37%	9.78%	4.16%	(7.42%)	54.98%	(6.12%)	5.92%	0.69%

Net Assets, End of Year (thousands)	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$4,425,060	$5,182,775	$3,612,716	$4,583,612	$4,610,769
Ratio of Expenses to Average Net Assets	0.18%	0.19%	0.21%	0.22%	0.22%	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.29%	1.63%	1.69%	1.53%	1.49%	1.31%	1.59%	1.53%	1.35%
Portfolio Turnover Rate	5%	5%	3%	6%	5%	10%	10%	13%	6%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$48.50	$31.00	$33.80	$35.02	$36.48	$29.55	$18.19	$20.78	$21.88	$22.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.50	0.35	0.38	0.39	0.27	0.24	0.18	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.93)	17.50	(2.02)	(0.05)	(0.08)	(2.41)	11.37	(2.18)	(0.26)	0.12

Total from Investment Operations	(4.45)	18.00	(1.67)	0.33	0.31	(2.14)	11.61	(2.00)	(0.06)	0.29

Less Distributions:
Net Investment Income	(0.45)	(0.50)	(0.32)	(0.35)	(0.37)	(0.26)	(0.25)	(0.16)	(0.18)	(0.16)
Net Realized Gains	(2.54)	—	(0.81)	(1.20)	(1.40)	(2.70)	—	(0.43)	(0.86)	(1.01)

Total Distributions	(2.99)	(0.50)	(1.13)	(1.55)	(1.77)	(2.96)	(0.25)	(0.59)	(1.04)	(1.17)

Net Asset Value, End of Year	$41.06	$48.50	$31.00	$33.80	$35.02	$24.45	$29.55	$18.19	$20.78	$21.88

Total Return	(9.62%)	58.30%	(5.08%)	1.41%	0.77%	(7.93%)	64.00%	(9.87%)	0.24%	1.29%

Net Assets, End of Year (thousands)	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$6,475,434	$7,453,865	$5,120,258	$6,351,299	$6,478,316
Ratio of Expenses to Average Net Assets	0.29%	0.33%	0.36%	0.37%	0.37%	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.13%	1.15%	1.13%	1.06%	1.08%	0.90%	1.00%	0.98%	0.74%
Portfolio Turnover Rate	13%	12%	3%	8%	13%	22%	20%	11%	15%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio					DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.51	$14.61	$13.51	$11.85	$10.93	$48.90	$34.21	$41.90	$34.14	$34.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.26	0.25	0.22	0.19	0.89	0.90	1.01	0.52 **	1.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.91)	4.89	1.07	1.64	0.89	(10.10)	14.86	(7.77)	8.09 **	(0.69)

Total from Investment Operations	(1.62)	5.15	1.32	1.86	1.08	(9.21)	15.76	(6.76)	8.61	0.91

Less Distributions:
Net Investment Income	(0.27)	(0.25)	(0.22)	(0.20)	(0.16)	(0.79)	(0.95)	(0.87)	(0.85)	(1.65)
Net Realized Gains	(0.39)	—	—	—	—	(0.51)	(0.12)	(0.06)	—	(0.11)

Total Distributions	(0.66)	(0.25)	(0.22)	(0.20)	(0.16)	(1.30)	(1.07)	(0.93)	(0.85)	(1.76)

Net Asset Value, End of Year	$17.23	$19.51	$14.61	$13.51	$11.85	$38.39	$48.90	$34.21	$41.90	$34.14

Total Return	(8.55%)	35.42%	9.90%	15.88%	9.88%	(19.38%)	47.01%	(16.27%)	25.64%	2.63%

Net Assets, End of Year (thousands)	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$722,728	$8,068,926	$11,215,098	$8,137,555	$10,671,437	$8,577,658
Ratio of Expenses to Average Net Assets	0.23%	0.24%	0.25%	0.25%	0.25%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.24%	0.25%	0.25%	0.27%	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.46%	1.76%	1.73%	1.58%	1.96%	2.12%	2.73%	1.38%**	4.66%
Portfolio Turnover Rate	20%	12%	0%	4%	7%	3%	5%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2022, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/22
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted

80

bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

81

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

82

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.28%*
U.S. Small Cap Value Portfolio	0.31%*
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.27%*
U.S. Micro Cap Portfolio	0.39%*
U.S. High Relative Profitability Portfolio	0.19%*
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Targeted Value Portfolio	0.30%	0.27%
U.S. Small Cap Value Portfolio	0.36%	0.28%
U.S. Small Cap Portfolio	0.30%	0.25%
U.S. Micro Cap Portfolio	0.41%	0.38%
U.S. High Relative Profitability Portfolio	0.20%	0.19%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2022, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$11	$65	$416
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	24,071	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	79	1,502	5,024
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$8

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$3
U.S. Large Cap Equity Portfolio	—
U.S. Large Cap Value Portfolio	120
U.S. Targeted Value Portfolio	23
U.S. Small Cap Value Portfolio	136
U.S. Core Equity 1 Portfolio	—
U.S. Core Equity 2 Portfolio	12
U.S. Vector Equity Portfolio	27
U.S. Small Cap Portfolio	77
U.S. Micro Cap Portfolio	61
U.S. High Relative Profitability Portfolio	—
DFA Real Estate Securities Portfolio	31

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$207,556	$243,604	$179,779	$277,670
U.S. Large Cap Equity Portfolio	—	—	134,744	399,523
U.S. Targeted Value Portfolio	—	—	2,141,785	2,404,116
U.S. Small Cap Value Portfolio	—	—	3,301,544	3,541,661
U.S. Core Equity 1 Portfolio	—	—	1,437,032	2,257,940
U.S. Core Equity 2 Portfolio	—	—	1,419,127	2,750,289
U.S. Vector Equity Portfolio	—	—	477,298	711,533

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,916,049	$2,717,169
U.S. Micro Cap Portfolio	—	—	1,482,243	1,443,183
U.S. High Relative Profitability Portfolio	—	—	1,017,352	1,608,748
DFA Real Estate Securities Portfolio	—	—	264,820	966,805

There were no purchases or sales of long-term U.S. government securities by the Equity Portfolios.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,664	$110,048	$107,222	$2	$(2)	$6,490	561	$106	—

Total	$3,664	$110,048	$107,222	$2	$(2)	$6,490	561	$106	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$10,657	$123,916	$127,231	$(4)	$(5)	$7,333	634	$95	—

Total	$10,657	$123,916	$127,231	$(4)	$(5)	$7,333	634	$95	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$538,730	$5,092,746	$4,774,751	$(183)	$(345)	$856,197	74,059	$7,213	—

Total	$538,730	$5,092,746	$4,774,751	$(183)	$(345)	$856,197	74,059	$7,213	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,417	$5,526,231	$4,995,003	$(244)	$(387)	$939,014	81,223	$8,336	—

Total	$408,417	$5,526,231	$4,995,003	$(244)	$(387)	$939,014	81,223	$8,336	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$402,032	$5,934,176	$5,138,348	$(228)	$(421)	$1,197,211	103,556	$8,859	—

Total	$402,032	$5,934,176	$5,138,348	$(228)	$(421)	$1,197,211	103,556	$8,859	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$540,697	$6,733,127	$6,196,257	$(225)	$(384)	$1,076,958	93,154	$9,364	—

Total	$540,697	$6,733,127	$6,196,257	$(225)	$(384)	$1,076,958	93,154	$9,364	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$133,996	$1,556,907	$1,463,129	$(49)	$(121)	$227,604	19,687	$2,089	—

Total	$133,996	$1,556,907	$1,463,129	$(49)	$(121)	$227,604	19,687	$2,089	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$729,470	$7,805,935	$6,993,901	$(303)	$(567)	$1,540,634	133,261	$10,929	—

Total	$729,470	$7,805,935	$6,993,901	$(303)	$(567)	$1,540,634	133,261	$10,929	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$421,895	$3,081,829	$2,959,299	$(141)	$(266)	$544,018	47,056	$5,370	—

Total	$421,895	$3,081,829	$2,959,299	$(141)	$(266)	$544,018	47,056	$5,370	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	—	$119,030	$116,235	$(7)	—	$2,788	241	—	—

Total	—	$119,030	$116,235	$(7)	—	$2,788	241	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,190	$2,408,040	$2,228,264	$(91)	$(185)	$365,690	31,631	$2,536	—

Total	$186,190	$2,408,040	$2,228,264	$(91)	$(185)	$365,690	31,631	$2,536	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

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tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2021	$13,853	$16,475	—	$30,328
2022	56,965	76,606	—	133,571
U.S. Large Cap Equity Portfolio
2021	27,774	—	—	27,774
2022	25,100	65,512	—	90,612
U.S. Large Cap Value Portfolio
2021	401,298	—	—	401,298
2022	452,232	665,497	—	1,117,729
U.S. Targeted Value Portfolio
2021	188,761	—	—	188,761
2022	248,278	726,722	—	975,000
U.S. Small Cap Value Portfolio
2021	282,350	—	—	282,350
2022	322,497	1,148,147	—	1,470,644
U.S. Core Equity 1 Portfolio
2021	396,375	—	—	396,375
2022	411,055	858,230	—	1,269,285
U.S. Core Equity 2 Portfolio
2021	403,126	—	—	403,126
2022	433,070	1,243,325	—	1,676,395
U.S. Vector Equity Portfolio
2021	59,880	—	—	59,880
2022	77,716	309,307	—	387,023
U.S. Small Cap Portfolio
2021	191,244	—	—	191,244
2022	153,059	848,752	—	1,001,811
U.S. Micro Cap Portfolio
2021	65,320	—	—	65,320
2022	67,157	674,741	—	741,898
U.S. High Relative Profitability Portfolio
2021	70,633	—	—	70,633
2022	83,850	110,031	—	193,881
DFA Real Estate Securities Portfolio
2021	222,133	28,472	—	250,605
2022	195,676	96,127	—	291,803

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(391)	—	$(391)
U.S. Large Cap Equity Portfolio	(2,217)	$(4,989)	(7,206)
U.S. Large Cap Value Portfolio	(48,533)	(19,035)	(67,568)
U.S. Targeted Value Portfolio	(6,887)	(53,342)	(60,229)
U.S. Small Cap Value Portfolio	(19,932)	(57,085)	(77,017)
U.S. Core Equity 1 Portfolio	(36,753)	(30,868)	(67,621)
U.S. Core Equity 2 Portfolio	(29,015)	(49,664)	(78,679)
U.S. Vector Equity Portfolio	(3,237)	(11,705)	(14,942)
U.S. Small Cap Portfolio	(9,371)	(51,542)	(60,913)
U.S. Micro Cap Portfolio	(4,621)	(18,795)	(23,416)
U.S. High Relative Profitability Portfolio	(7,544)	(12,049)	(19,593)
DFA Real Estate Securities Portfolio	(21,969)	(21,454)	(43,423)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$3,104	—	$(66,260)	$(10,917)	$(74,073)
U.S. Large Cap Equity Portfolio	—	$50,244	—	748,666	798,910
U.S. Large Cap Value Portfolio	—	566,416	—	8,753,023	9,319,439
U.S. Targeted Value Portfolio	—	428,661	—	3,758,950	4,187,611
U.S. Small Cap Value Portfolio	—	712,309	—	4,895,057	5,607,366
U.S. Core Equity 1 Portfolio	—	673,222	—	14,660,884	15,334,106
U.S. Core Equity 2 Portfolio	—	817,058	—	15,286,267	16,103,325
U.S. Vector Equity Portfolio	—	143,187	—	2,146,182	2,289,369
U.S. Small Cap Portfolio	—	525,081	—	5,998,924	6,524,005
U.S. Micro Cap Portfolio	—	245,316	—	2,662,679	2,907,995
U.S. High Relative Profitability Portfolio	—	91,499	—	922,203	1,013,702
DFA Real Estate Securities Portfolio	86,131	275,577	—	2,639,674	3,001,382

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$66,260	$66,260

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$262,509	—	$(10,388)	$(10,388)
U.S. Large Cap Equity Portfolio	869,065	$771,284	(22,618)	748,666
U.S. Large Cap Value Portfolio	14,552,142	8,759,385	—	8,759,385
U.S. Targeted Value Portfolio	8,943,036	4,066,342	(307,392)	3,758,950
U.S. Small Cap Value Portfolio	10,381,654	5,191,404	(296,348)	4,895,056
U.S. Core Equity 1 Portfolio	14,486,822	15,330,204	(669,320)	14,660,884
U.S. Core Equity 2 Portfolio	15,059,587	16,054,479	(768,212)	15,286,267
U.S. Vector Equity Portfolio	2,499,937	2,252,714	(106,532)	2,146,182
U.S. Small Cap Portfolio	9,429,036	6,193,927	(195,003)	5,998,924
U.S. Micro Cap Portfolio	4,355,445	2,775,625	(112,948)	2,662,677
U.S. High Relative Profitability Portfolio	3,734,080	1,108,365	(186,161)	922,204
DFA Real Estate Securities Portfolio	5,803,149	3,022,066	(382,393)	2,639,673

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$15,262	517	$40,799	1,490
Shares Issued in Lieu of Cash Distributions	5,129	176	889	32
Shares Redeemed	(54,316)	(1,784)	(28,559)	(1,012)

Net Increase (Decrease) — Class R1 Shares	$(33,925)	(1,091)	$13,129	510

90

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$27,453	959	$17,230	605
Shares Issued in Lieu of Cash Distributions	5,446	189	922	34
Shares Redeemed	(25,828)	(885)	(31,502)	(1,173)

Net Increase (Decrease) — Class R2 Shares	$7,071	263	$(13,350)	(534)

Institutional Class Shares
Shares Issued	$2,649,180	91,779	$2,355,064	82,989
Shares Issued in Lieu of Cash Distributions	924,844	31,929	179,495	6,573
Shares Redeemed	(3,288,905)	(113,379)	(4,429,257)	(160,274)

Net Increase (Decrease) — Institutional Class Shares	$285,119	10,329	$(1,894,698)	(70,712)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

91

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$143,034	$347,039
U.S. Targeted Value Portfolio	—	129,499
U.S. Small Cap Value Portfolio	—	158,076
U.S. Core Equity 1 Portfolio	—	274,195
U.S. Core Equity 2 Portfolio	—	276,079
U.S. Vector Equity Portfolio	—	37,048
U.S. Small Cap Portfolio	—	140,502
U.S. Micro Cap Portfolio	—	68,096
U.S. High Relative Profitability Portfolio	—	41,873
DFA Real Estate Securities Portfolio	—	97,355

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$1,024	$1,024	—
U.S. Targeted Value Portfolio	3,160	—	$3,160
U.S. Small Cap Value Portfolio	7,773	—	7,773
U.S. Small Cap Portfolio	3,916	—	3,916
U.S. Micro Cap Portfolio	1,978	—	1,978
DFA Real Estate Securities Portfolio	2,720	—	2,720

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Equity Contracts *,(4)
Enhanced U.S. Large Company Portfolio	$(18,031)	$(502)	$(17,529)
U.S. Core Equity 1 Portfolio	(8,616)	—	(8,616)
U.S. Core Equity 2 Portfolio	(4,463)	—	(4,463)
U.S. Vector Equity Portfolio	(1,110)	—	(1,110)
U.S. High Relative Profitability Portfolio	(1,437)	—	(1,437)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(18,795)	$8,012	$(26,807)
U.S. Large Cap Equity Portfolio	107	—	107 *
U.S. Targeted Value Portfolio	(21,845)	—	(21,845)
U.S. Small Cap Value Portfolio	(14,918)	—	(14,918)
U.S. Core Equity 1 Portfolio	(31,585)	—	(31,585)
U.S. Core Equity 2 Portfolio	(34,730)	—	(34,730)
U.S. Vector Equity Portfolio	(5,485)	—	(5,485)
U.S. Small Cap Portfolio	(21,083)	—	(21,083)
U.S. Micro Cap Portfolio	(16,098)	—	(16,098)
U.S. High Relative Profitability Portfolio	(7,134)	—	(7,134)
DFA Real Estate Securities Portfolio	(10,229)	—	(10,229)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(27,061)	$3,153	$(30,214)
U.S. Targeted Value Portfolio	398	—	398
U.S. Small Cap Value Portfolio	4,538	—	4,538
U.S. Core Equity 1 Portfolio	(15,318)	—	(15,318)
U.S. Core Equity 2 Portfolio	(11,179)	—	(11,179)
U.S. Vector Equity Portfolio	(1,963)	—	(1,963)
U.S. Small Cap Portfolio	(1,773)	—	(1,773)
U.S. Micro Cap Portfolio	119	—	119
U.S. High Relative Profitability Portfolio	(2,379)	—	(2,379)
DFA Real Estate Securities Portfolio	323	—	323

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
Bank of America Corp	$953	$953	$(164)	—	—	$789	$164	$164	$(164)	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	201	201	—	—	—	$201
State Street Bank and Trust	27	27	—	—	—	27	—	—	—	—	—	—
Citibank, N.A	44	44	(7)	—	—	37	7	7	(7)	—	—	—
UBS AG	—	—	—	—	—	—	130	130	—	—	—	130

Total	$1,024	$1,024	$(171)	—	—	$853	$502	$502	$(171)	—	—	$331

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
U.S. Large Cap Equity Portfolio	2.56%	$6,038	32	$13	$19,900	—
U.S. Vector Equity Portfolio	1.08%	1,245	4	—	1,245	—
U.S. High Relative Profitability Portfolio	1.58%	15,371	1	1	15,371	—
DFA Real Estate Securities Portfolio	3.83%	8,536	1	1	8,536	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

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For the year ended October 31, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
U.S. Large Cap Equity Portfolio	Borrower	0.44%	$50,231	4	$2	$51,969	—
U.S. High Relative Profitability Portfolio	Borrower	1.19%	136,696	2	9	175,411	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$18,885	$54,712	$(33)
U.S. Targeted Value Portfolio	367,533	342,270	(131,035)
U.S. Small Cap Value Portfolio	490,426	609,569	(95,907)
U.S. Core Equity 1 Portfolio	206,881	188,763	(4,834)
U.S. Core Equity 2 Portfolio	256,255	132,867	8,626
U.S. Vector Equity Portfolio	95,862	109,515	(38,683)
U.S. Small Cap Portfolio	172,827	407,411	(111,392)
U.S. Micro Cap Portfolio	200,453	159,721	(50,174)
U.S. High Relative Profitability Portfolio	123,570	74,089	1,719
DFA Real Estate Securities Portfolio	21	54,094	8,695

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K. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$26,444
U.S. Targeted Value Portfolio	124,777
U.S. Small Cap Value Portfolio	143,035
U.S. Core Equity 1 Portfolio	228,672
U.S. Core Equity 2 Portfolio	493,460
U.S. Vector Equity Portfolio	83,265
U.S. Small Cap Portfolio	270,549
U.S. Micro Cap Portfolio	123,190
U.S. High Relative Profitability Portfolio	34,330
DFA Real Estate Securities Portfolio	100,836

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

97

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$6,770	—	—	—	$6,770
U.S. Large Cap Equity Portfolio Common Stocks	8,220	—	—	—	8,220
U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	700,628	—	—	—	700,628
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	969,028	—	—	—	969,028
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	1,131,496	—	—	—	1,131,496
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	1,108,626	—	—	—	1,108,626
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	227,703	—	—	—	227,703
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,677,242	—	—	—	1,677,242
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	534,124	—	—	—	534,124
U.S. High Relative Profitability Portfolio Common Stocks	2,860	—	—	—	2,860
DFA Real Estate Securities Portfolio Common Stocks	364,037	—	—	—	364,037

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

98

N. In-Kind Redemptions:

During the year ended October 31, 2022, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Micro Cap Portfolio	$37,518

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

P. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	62%
U.S. Large Cap Equity Portfolio-Institutional Class	4	83%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	90%
U.S. Targeted Value Portfolio-Class R2	6	53%
U.S. Targeted Value Portfolio-Institutional Class	3	88%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	4	80%

99

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	84%
DFA Real Estate Securities Portfolio-Institutional Class	3	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

100

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

101

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2012-October 31, 2022

103

MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2022

For the 12 months ended October 31, 2022, the Bloomberg Commodity Index Total Return returned 11.15%. Energy, agriculture, and livestock returned 33.25%, 17.72%, and 9.21%, respectively. Precious metals and industrial metals were the only sectors with negative returns for the period, with a return of -11.46% and -13.39%, respectively.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 1.43 years as of October 31, 2022, compared to 1.89 years as of October 31, 2021.

For the 12 months ended October 31, 2022, total returns were 6.38% for the Portfolio and 11.15% for the Bloomberg Commodity Index Total Return. The late rebalance, pre-roll, and varying the commodity weights relative to the benchmark contributed positively to relative performance. The collateral component and varying the expirations of the individual commodity contracts detracted from performance relative to the benchmark. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contracts. As a result, the Portfolio’s longer duration detracted from performance relative to the benchmark as longer duration securities generally underperformed shorter duration securities during the period.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$864.40	0.30%	$1.41

105

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.9%
Communications	1.7%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	7.5%
Energy	4.4%
Financial	31.4%
Foreign Government	4.2%
Industrial	2.7%
Supranational	1.9%
Technology	3.1%
U.S. Government	33.9%
Utilities	3.4%

100.0%

107

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2022

		Face Amount^		Value†
		(000)
BONDS — (65.4%)
AUSTRALIA — (3.8%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,814,172
Australia Government Bond
	2.750%, 04/21/24	AUD	14,000	8,903,099
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,133,724
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,179,816
Ω	4.625%, 04/29/24		7,350	7,224,691
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,232,507
#Ω	3.231%, 03/21/25		15,225	14,516,601
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	13,500	8,825,584
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	4,800	3,175,767
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,324,494

TOTAL AUSTRALIA				62,330,455

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,388,828

CANADA — (7.0%)
Bank of Montreal
#	2.500%, 06/28/24		3,000	2,864,598
	0.625%, 07/09/24		1,350	1,247,670
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
#(r)	3.378%, 07/09/24		2,000	1,966,240
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	10,845,685
	0.650%, 07/31/24		600	552,423
#	3.450%, 04/11/25		2,000	1,905,822
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r)	3.442%, 07/31/24		1,000	987,029
Brookfield Asset Management, Inc.
#	4.000%, 01/15/25		6,200	6,010,729
Canadian Imperial Bank of Commerce
#	3.100%, 04/02/24		4,500	4,360,811
	1.000%, 10/18/24		5,000	4,589,130
#	2.250%, 01/28/25		5,000	4,657,101

		Face Amount^		Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r)	3.363%, 12/14/23		3,000	$2,980,470
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		750	747,046
	3.900%, 02/01/25		8,300	8,003,884
Enbridge, Inc.
#	4.000%, 10/01/23		7,000	6,903,834
	2.500%, 01/15/25		2,000	1,874,162
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,729,516
National Bank of Canada
	2.100%, 02/01/23		2,500	2,481,943
#	0.750%, 08/06/24		9,350	8,590,172
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,275,175
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,570,338
#	0.650%, 07/29/24		1,750	1,614,510
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	3.421%, 07/29/24		7,750	7,645,973
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,818,690
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,120,931
	0.700%, 09/10/24		4,500	4,128,476
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	3.298%, 01/06/23		3,296	3,294,016

TOTAL CANADA				113,766,374

DENMARK — (0.4%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,042,941
	5.375%, 01/12/24		1,000	985,476

TOTAL DENMARK				7,028,417

FRANCE — (3.6%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,678,542
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,617,275
BPCE SA
	4.000%, 04/15/24		500	486,542
Ω	2.375%, 01/14/25		7,985	7,325,634

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
FRANCE — (Continued)
#	2.375%, 01/14/25		6,500	$5,963,258
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,475,223
	3.250%, 10/04/24		5,000	4,749,239
Societe Generale SA
Ω	3.875%, 03/28/24		10,500	10,107,369
Ω	2.625%, 01/22/25		2,640	2,421,170
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,813,750

TOTAL FRANCE				58,638,002

GERMANY — (3.6%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,432,078
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,768,298
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,881,687
Ω	0.750%, 08/12/24		2,290	2,114,844
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	3.584%, 04/01/24		8,000	7,964,396
Deutsche Bank AG
	3.950%, 02/27/23		1,695	1,683,263
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,429,080
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,297,050
	1.500%, 07/24/24	AUD	8,800	5,394,720
	4.000%, 02/27/25	AUD	5,000	3,199,079
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	9,696,653
Mercedes-Benz Finance North America LLC
#Ω	2.125%, 03/10/25		9,560	8,839,389
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,440,525

TOTAL GERMANY				59,141,062

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	4.875%, 01/16/24		7,500	7,361,275
	2.875%, 08/14/24		2,450	2,295,646
#	3.500%, 01/15/25		3,000	2,815,001

TOTAL IRELAND				12,471,922

		Face Amount^		Value†
		(000)
ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	$7,400,464
	2.375%, 10/17/24		2,000	1,864,004

TOTAL ITALY				9,264,468

JAPAN — (5.8%)
Aircastle Ltd.
#	4.125%, 05/01/24		8,900	8,481,751
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	2,945,172
	0.550%, 07/12/24		10,000	9,270,372
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		12,600	11,622,618
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,917,560
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		10,750	9,598,266
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	7,853,377
	5.099%, 07/03/25		3,000	2,936,835
ORIX Corp.
#	3.250%, 12/04/24		5,000	4,779,272
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,047,416
	2.348%, 01/15/25		5,500	5,119,811
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,129,104
#Ω	0.850%, 03/25/24		750	702,040
Ω	0.800%, 09/16/24		643	588,918
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,663,297
#	0.625%, 09/13/24		2,000	1,849,275

TOTAL JAPAN				95,505,084

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,610,171
ING Groep NV
	3.550%, 04/09/24		5,000	4,854,500

TOTAL NETHERLANDS				11,464,671

NEW ZEALAND — (1.6%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	25,186,496

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NEW ZEALAND — (Continued)
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	$836,349

	TOTAL NEW ZEALAND			26,022,845

	SPAIN — (0.8%)
	Banco Santander SA
	3.496%, 03/24/25		7,000	6,645,166
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	1,991,112
	3.500%, 06/07/24		5,000	4,794,751

	TOTAL SPAIN			13,431,029

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
	African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,741,313
	Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,763,017
	European Investment Bank
	4.750%, 08/07/24	AUD	1,000	647,342
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	646,356
	International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,449,988
	Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,713,285
	0.375%, 09/20/24		7,550	6,973,784

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				30,935,085

	SWEDEN — (2.1%)
	Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	23,924,058
	Svensk Exportkredit AB
	0.625%, 10/07/24		10,600	9,803,410

	TOTAL SWEDEN			33,727,468

	SWITZERLAND — (0.8%)
	Credit Suisse AG
	3.625%, 09/09/24		6,560	6,096,513
	2.950%, 04/09/25		5,000	4,474,977
	UBS AG
Ω	1.375%, 01/13/25		3,000	2,744,768

TOTAL SWITZERLAND				13,316,258

UNITED KINGDOM — (2.3%)
	BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,226,613

		Face Amount^		Value†
		(000)
UNITED KINGDOM — (Continued)
	CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	$3,906,081
	HSBC Holdings PLC
	3.600%, 05/25/23		2,000	1,979,185
	Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,709,166
	NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,900	2,837,233
Ω	0.800%, 08/12/24		12,000	10,962,090
	Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24		658	630,989

TOTAL UNITED KINGDOM				37,251,357

UNITED STATES — (29.5%)
	AbbVie, Inc.
	2.900%, 11/06/22		6,500	6,497,660
	Aetna, Inc.
	3.500%, 11/15/24		1,600	1,545,326
	Air Lease Corp.
	2.250%, 01/15/23		2,414	2,397,524
	Ally Financial, Inc.
	3.875%, 05/21/24		2,500	2,414,221
	5.125%, 09/30/24		7,000	6,896,053
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,077,682
	American Express Co.
	2.250%, 03/04/25		10,000	9,285,010
	American Tower Corp.
	3.375%, 05/15/24		1,900	1,841,158
	4.000%, 06/01/25		6,600	6,312,757
	Ameriprise Financial, Inc.
	3.000%, 04/02/25		5,000	4,745,440
	Apple, Inc.
	3.350%, 01/10/24	AUD	1,500	949,734
	Ares Capital Corp.
#	4.200%, 06/10/24		9,320	8,966,117
	Arizona Public Service Co.
	3.350%, 06/15/24		4,328	4,178,808
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,500	1,431,182
	Bank of America Corp.
	3.300%, 01/11/23		2,000	1,995,923
	4.125%, 01/22/24		5,000	4,940,721
	Boeing Co.
	2.800%, 03/01/23		4,000	3,967,524
	Booking Holdings, Inc.
	3.650%, 03/15/25		10,000	9,642,997
	Boston Scientific Corp.
#	3.450%, 03/01/24		875	854,723
	Broadcom Corp./Broadcom Cayman Finance Ltd.
	3.625%, 01/15/24		8,000	7,834,973

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Campbell Soup Co.
	3.300%, 03/19/25	10,000	$9,510,773
	Capital One Financial Corp.
	3.300%, 10/30/24	1,486	1,416,639
	3.200%, 02/05/25	6,400	6,050,479
	Cardinal Health, Inc.
	3.079%, 06/15/24	9,750	9,396,860
	Carrier Global Corp.
	2.242%, 02/15/25	1,244	1,157,683
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r)	3.489%, 03/18/24	3,073	3,053,377
	Cigna Corp.
	3.750%, 07/15/23	1,163	1,151,001
	3.500%, 06/15/24	3,723	3,625,582
	Cintas Corp. No. 2
	3.450%, 05/01/25	2,200	2,121,372
	CNA Financial Corp.
	3.950%, 05/15/24	2,000	1,952,121
	Constellation Energy Generation LLC
	3.250%, 06/01/25	14,900	14,127,597
	Devon Energy Corp.
	5.250%, 09/15/24	400	399,075
	Discover Bank
	2.450%, 09/12/24	3,900	3,659,994
	Discover Financial Services
	3.950%, 11/06/24	2,796	2,694,652
	Discovery Communications LLC
#	3.800%, 03/13/24	8,000	7,771,235
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,727	6,368,263
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,779,456
	Edison International
	2.950%, 03/15/23	1,522	1,509,996
	3.550%, 11/15/24	3,000	2,876,462
	4.950%, 04/15/25	6,920	6,805,485
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,911,172
#	2.375%, 01/15/25	15,000	14,095,879
	Energy Transfer LP
	4.050%, 03/15/25	5,204	4,982,094
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,890,696
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,454,920
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,955,022

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	$4,779,119
	Flex Ltd.
	4.750%, 06/15/25	1,000	970,168
	General Motors Financial Co., Inc.
	3.250%, 01/05/23	4,350	4,337,302
	5.100%, 01/17/24	2,000	1,982,241
	1.200%, 10/15/24	2,000	1,827,462
	3.800%, 04/07/25	3,500	3,307,980
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	4,000	3,851,779
	Gilead Sciences, Inc.
	3.500%, 02/01/25	10,842	10,465,538
	GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	4,361	4,233,713
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,959,089
	2.650%, 02/15/25	3,000	2,783,582
	Goldman Sachs Group, Inc.
#	3.625%, 01/22/23	1,198	1,195,268
	3.200%, 02/23/23	500	497,210
	3.500%, 01/23/25	5,000	4,777,091
	3.750%, 05/22/25	2,800	2,666,275
	Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	1,200	1,192,849
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,172,080
	International Business Machines Corp.
#	3.625%, 02/12/24	1,750	1,719,868
	3.000%, 05/15/24	11,000	10,673,733
	John Deere Capital Corp.
#	2.050%, 01/09/25	7,000	6,591,142
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	482,932
	3.125%, 01/23/25	8,500	8,137,073
	Kemper Corp.
	4.350%, 02/15/25	7,500	7,254,928
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,327,496
	L3Harris Technologies, Inc.
	3.832%, 04/27/25	3,000	2,881,501
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	730,985
	Lazard Group LLC
	3.750%, 02/13/25	3,085	2,967,327
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,909,039
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	571,562
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,762,263

111

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Morgan Stanley
	3.125%, 01/23/23	2,233	$2,225,413
	3.875%, 04/29/24	7,253	7,103,385
MPLX LP
	4.875%, 12/01/24	3,750	3,681,202
Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	4,968,950
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r)	3.393%, 03/01/23	7,000	6,990,673
Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,895,541
Oracle Corp.
	2.950%, 11/15/24	10,000	9,547,230
#	2.500%, 04/01/25	4,000	3,737,213
	2.950%, 05/15/25	900	846,139
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23	4,000	3,992,644
Ω	4.125%, 08/01/23	2,022	1,995,779
Phillips 66
	3.850%, 04/09/25	2,000	1,935,227
Raytheon Technologies Corp.
#	3.200%, 03/15/24	4,040	3,932,764
Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,843,482
Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	7,600	7,433,391
Simon Property Group LP
	2.000%, 09/13/24	7,937	7,459,243
Stellantis NV
	5.250%, 04/15/23	7,040	7,013,741
Truist Financial Corp.
	2.500%, 08/01/24	280	266,812
UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,803,503
Ventas Realty LP
	2.650%, 01/15/25	1,000	934,633
	3.500%, 02/01/25	9,600	9,114,341
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	3.532%, 03/22/24	811	804,272

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Vornado Realty LP
	3.500%, 01/15/25	10,357	$9,626,163
Waste Management, Inc.
#	2.400%, 05/15/23	2,207	2,180,169
Wells Fargo & Co.
#	3.300%, 09/09/24	10,000	9,659,906
	3.000%, 02/19/25	5,000	4,722,322
Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,743,569
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,869,860

TOTAL UNITED STATES			481,829,580

TOTAL BONDS			1,067,512,905

U.S. TREASURY OBLIGATIONS — (33.5%)
U.S. Treasury Notes
~	0.125%, 07/31/23	23,000	22,238,125
~	0.125%, 08/15/23	40,000	38,607,812
~	0.125%, 09/15/23	23,000	22,115,938
~	0.250%, 11/15/23	50,000	47,783,203
~	0.500%, 11/30/23	96,000	91,856,250
~	0.125%, 12/15/23	115,000	109,389,258
~	0.750%, 12/31/23	80,000	76,471,875
	0.125%, 01/15/24	62,000	58,718,359
~	0.375%, 04/15/24	21,000	19,742,461
«	0.250%, 05/15/24	24,000	22,445,625
~	0.250%, 06/15/24	8,000	7,457,188
~	0.375%, 08/15/24	33,000	30,624,258

TOTAL U.S. TREASURY OBLIGATIONS			547,450,352

TOTAL INVESTMENT SECURITIES (Cost $1,698,949,127)			1,614,963,257

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,542,835	17,836,713

TOTAL INVESTMENTS — (100.0%) (Cost $1,716,791,746)			$1,632,799,970

112

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CONTINUED

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,143,823	CAD	14,700,353	Citibank, N.A.	12/06/22	$350,513
USD	77,136,428	AUD	118,873,092	State Street Bank and Trust	12/28/22	957,660

Total Appreciation						$1,308,173
USD	25,210,145	NZD	44,895,279	Bank of America Corp.	01/06/23	$(917,361)

Total (Depreciation)						$(917,361)

Total Appreciation (Depreciation)						$390,812

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	85	03/14/23	$2,967,874	$2,961,187	$(6,687)
CBOT Soybean Futures	38	01/13/23	2,618,791	2,697,050	78,259
CBOT Soybean Meal Futures	39	01/13/23	1,557,797	1,634,490	76,693
CBOT Soybean Oil Futures	41	01/13/23	1,535,247	1,737,006	201,759
CBOT Wheat Futures	35	03/14/23	1,571,136	1,573,688	2,552
CME Lean Hogs Futures	24	02/14/23	851,784	849,120	(2,664)
CME Live Cattle Futures	30	02/28/23	1,866,445	1,869,900	3,455
COMEX Copper Futures	23	03/29/23	1,931,498	1,930,563	(935)
COMEX Gold 100 Troy Oz. Futures	38	12/28/22	6,743,240	6,234,660	(508,580)
COMEX Silver Futures	20	03/29/23	1,930,733	1,929,600	(1,133)
ICE Brent Crude Oil Futures	39	01/31/23	3,490,664	3,489,330	(1,334)
ICE Gasoil Futures	17	01/12/23	1,557,241	1,678,750	121,509
KCBT Hard Red Winter Wheat Futures	20	03/14/23	969,045	974,250	5,205
LME Nickel Futures	15	01/16/23	1,972,868	1,961,595	(11,273)
LME Nickel Futures	29	11/14/22	3,903,827	3,778,758	(125,069)
LME Primary Aluminum Futures	38	01/16/23	2,113,834	2,110,900	(2,934)
LME Primary Aluminum Futures	77	11/14/22	4,593,460	4,273,500	(319,960)
LME Zinc Futures	23	01/16/23	1,679,391	1,554,225	(125,166)
LME Zinc Futures	46	11/14/22	3,932,507	3,134,325	(798,182)
NYBOT CSC ’C’ Coffee Futures	14	03/21/23	908,302	913,763	5,461
NYBOT CSC No. 11 World Sugar Futures	63	02/28/23	1,254,970	1,267,963	12,993
NYBOT CTN No. 2 Cotton Futures	12	03/09/23	426,969	429,839	2,870
NYMEX Henry Hub Natural Gas Futures	99	12/28/22	6,882,408	6,540,930	(341,478)
NYMEX Light Sweet Crude Oil Futures	47	12/20/22	3,840,046	4,013,800	173,754
NYMEX NY Harbor ULSD Futures	9	12/30/22	1,202,001	1,323,189	121,188
NYMEX Reformulated Gasoline Blend Futures	10	12/30/22	981,571	1,032,738	51,167

Total			$63,283,649	$61,895,119	$(1,388,530)
Short Position contracts:
LME Nickel Futures	(29)	11/14/22	(3,837,517)	(3,778,758)	58,759
LME Nickel Futures	(5)	01/16/23	(655,567)	(653,865)	1,702
LME Primary Aluminum Futures	(77)	11/14/22	(4,292,878)	(4,273,500)	19,378
LME Primary Aluminum Futures	(11)	01/16/23	(613,675)	(611,050)	2,625
LME Zinc Futures	(46)	11/14/22	(3,496,630)	(3,134,325)	362,305

113

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CONTINUED

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
LME Zinc Futures	(7)	01/16/23	$(510,868)	$(473,025)	$37,843

Total			$(13,407,135)	$(12,924,523)	$482,612

Total Futures Contracts			$49,876,514	$48,970,596	$(905,918)

As of October 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty**	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	170,202,543	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/24/22	—	—	$2,722,148	$2,722,148
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	178,159,195	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/24/22	—	—	2,900,476	2,900,476
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	234,010,046	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/30/22	—	—	917,472	917,472
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	88,812,427	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/30/22	—	—	449,427	449,427
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	292,789,796	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/30/22	—	—	(1,285,879)	(1,285,879)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	174,882,012	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/30/22	—	—	(773,335)	(773,335)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	489,306,483	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/23	—	—	529,671	529,671

Total						—	—	$5,459,980	$5,459,980

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	As of October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***	Payments received (paid) by the Fund are exchanged at maturity.

114

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CONTINUED

(1)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$6,034,853
CBOT Corn Futures	6.02%	10,239,058
NYMEX Light Sweet Crude Oil Futures	8.11%	13,810,660
ICE Brent Crude Oil Futures	7.09%	12,060,246
NYBOT CTN No. 2 Cotton Futures	0.88%	1,490,027
COMEX Gold 100 Troy Oz. Futures	12.94%	22,021,151
COMEX Copper Futures	3.88%	6,606,478
NYMEX NY Harbor ULSD Futures	2.74%	4,656,239
NYBOT CSC ’C’ Coffee Futures	1.91%	3,258,967
KCBT Hard Red Winter Wheat Futures	1.97%	3,347,535
LME Primary Aluminum Futures	3.01%	5,125,412
CME Live Cattle Futures	3.79%	6,447,904
CME Lean Hogs Futures	1.74%	2,969,667
LME Nickel Futures	2.70%	4,597,353
LME Zinc Futures	2.21%	3,756,849
NYMEX Henry Hub Natural Gas Futures	13.35%	22,730,398
ICE Gasoil Futures	3.47%	5,901,179
CBOT Soybean Futures	5.52%	9,401,743
NYBOT CSC No. 11 World Sugar Futures	2.57%	4,381,556
COMEX Silver Futures	3.85%	6,551,720
CBOT Soybean Meal Futures	3.35%	5,697,149
CBOT Wheat Futures	3.20%	5,445,873
NYMEX Reformulated Gasoline Blend Futures	2.16%	3,670,526

Total Notional Amount		$170,202,543

(2)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$7,580,752
CBOT Corn Futures	5.95%	10,602,887
NYMEX Light Sweet Crude Oil Futures	8.10%	14,434,496
ICE Brent Crude Oil Futures	7.35%	13,095,616
NYBOT CTN No. 2 Cotton Futures	0.90%	1,598,236
COMEX Gold 100 Troy Oz. Futures	10.27%	18,292,388
COMEX Copper Futures	3.90%	6,940,651
NYMEX NY Harbor ULSD Futures	3.28%	5,848,991
NYBOT CSC ’C’ Coffee Futures	1.97%	3,512,019
KCBT Hard Red Winter Wheat Futures	1.96%	3,486,161
LME Primary Aluminum Futures	2.41%	4,292,232
CME Live Cattle Futures	3.72%	6,636,275
CME Lean Hogs Futures	1.41%	2,508,359
LME Nickel Futures	2.16%	3,850,013
LME Zinc Futures	2.22%	3,962,580
NYMEX Henry Hub Natural Gas Futures	15.75%	28,064,917
ICE Gasoil Futures	4.14%	7,383,026
CBOT Soybean Futures	4.42%	7,869,161
NYBOT CSC No. 11 World Sugar Futures	3.06%	5,452,866
COMEX Silver Futures	3.05%	5,437,657
CBOT Soybean Meal Futures	4.02%	7,156,542

115

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CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.11%	5,542,595
NYMEX Reformulated Gasoline Blend Futures	2.59%	4,610,775

Total Notional Amount		$178,159,195

(3)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$9,957,230
CBOT Corn Futures	5.95%	13,926,769
NYMEX Light Sweet Crude Oil Futures	8.10%	18,959,545
ICE Brent Crude Oil Futures	7.35%	17,200,940
NYBOT CTN No. 2 Cotton Futures	0.90%	2,099,265
COMEX Gold 100 Troy Oz. Futures	10.27%	24,026,840
COMEX Copper Futures	3.90%	9,116,465
NYMEX NY Harbor ULSD Futures	3.28%	7,682,582
NYBOT CSC ’C’ Coffee Futures	1.97%	4,612,997
KCBT Hard Red Winter Wheat Futures	1.96%	4,579,032
LME Primary Aluminum Futures	2.41%	5,637,797
CME Live Cattle Futures	3.72%	8,716,671
CME Lean Hogs Futures	1.41%	3,294,700
LME Nickel Futures	2.16%	5,056,948
LME Zinc Futures	2.22%	5,204,803
NYMEX Henry Hub Natural Gas Futures	15.75%	36,862,945
ICE Gasoil Futures	4.14%	9,697,519
CBOT Soybean Futures	4.42%	10,336,052
NYBOT CSC No. 11 World Sugar Futures	3.06%	7,162,277
COMEX Silver Futures	3.05%	7,142,299
CBOT Soybean Meal Futures	4.02%	9,400,035
CBOT Wheat Futures	3.11%	7,280,135
NYMEX Reformulated Gasoline Blend Futures	2.59%	6,056,200

Total Notional Amount		$234,010,046

(4)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$3,149,013
CBOT Corn Futures	6.02%	5,342,785
NYMEX Light Sweet Crude Oil Futures	8.11%	7,206,462
ICE Brent Crude Oil Futures	7.09%	6,293,089
NYBOT CTN No. 2 Cotton Futures	0.88%	777,503
COMEX Gold 100 Troy Oz. Futures	12.94%	11,490,732
COMEX Copper Futures	3.88%	3,447,289
NYMEX NY Harbor ULSD Futures	2.74%	2,429,646
NYBOT CSC ’C’ Coffee Futures	1.91%	1,700,543
KCBT Hard Red Winter Wheat Futures	1.97%	1,746,758
LME Primary Aluminum Futures	3.01%	2,674,462
CME Live Cattle Futures	3.79%	3,364,545
CME Lean Hogs Futures	1.74%	1,549,585
LME Nickel Futures	2.70%	2,398,919

116

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CONTINUED

Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.21%	1,960,340
NYMEX Henry Hub Natural Gas Futures	13.35%	11,860,821
ICE Gasoil Futures	3.47%	3,079,261
CBOT Soybean Futures	5.52%	4,905,870
NYBOT CSC No. 11 World Sugar Futures	2.57%	2,286,315
COMEX Silver Futures	3.85%	3,418,716
CBOT Soybean Meal Futures	3.35%	2,972,797
CBOT Wheat Futures	3.20%	2,841,680
NYMEX Reformulated Gasoline Blend Futures	2.16%	1,915,296

Total Notional Amount		$88,812,427

(5)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.26%	$12,458,334
CBOT Corn Futures	5.95%	17,424,961
NYMEX Light Sweet Crude Oil Futures	8.10%	23,721,893
ICE Brent Crude Oil Futures	7.35%	21,521,554
NYBOT CTN No. 2 Cotton Futures	0.90%	2,626,568
COMEX Gold 100 Troy Oz. Futures	10.27%	30,062,016
COMEX Copper Futures	3.90%	11,406,382
NYMEX NY Harbor ULSD Futures	3.28%	9,612,329
NYBOT CSC ’C’ Coffee Futures	1.97%	5,771,711
KCBT Hard Red Winter Wheat Futures	1.96%	5,729,215
LME Primary Aluminum Futures	2.41%	7,053,925
CME Live Cattle Futures	3.72%	10,906,165
CME Lean Hogs Futures	1.41%	4,122,278
LME Nickel Futures	2.16%	6,327,177
LME Zinc Futures	2.22%	6,512,170
NYMEX Henry Hub Natural Gas Futures	15.75%	46,122,354
ICE Gasoil Futures	4.14%	12,133,388
CBOT Soybean Futures	4.42%	12,932,311
NYBOT CSC No. 11 World Sugar Futures	3.06%	8,961,331
COMEX Silver Futures	3.05%	8,936,336
CBOT Soybean Meal Futures	4.02%	11,761,180
CBOT Wheat Futures	3.11%	9,108,793
NYMEX Reformulated Gasoline Blend Futures	2.59%	7,577,425

Total Notional Amount		$292,789,796

(6)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$6,200,773
CBOT Corn Futures	6.02%	10,520,565
NYMEX Light Sweet Crude Oil Futures	8.11%	14,190,364
ICE Brent Crude Oil Futures	7.09%	12,391,825
NYBOT CTN No. 2 Cotton Futures	0.88%	1,530,993
COMEX Gold 100 Troy Oz. Futures	12.94%	22,626,590
COMEX Copper Futures	3.88%	6,788,113

117

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CONTINUED

Futures Contract	% of Index	Notional Amount
NYMEX NY Harbor ULSD Futures	2.74%	4,784,256
NYBOT CSC ’C’ Coffee Futures	1.91%	3,348,567
KCBT Hard Red Winter Wheat Futures	1.97%	3,439,571
LME Primary Aluminum Futures	3.01%	5,266,328
CME Live Cattle Futures	3.79%	6,625,180
CME Lean Hogs Futures	1.74%	3,051,314
LME Nickel Futures	2.70%	4,723,750
LME Zinc Futures	2.21%	3,860,138
NYMEX Henry Hub Natural Gas Futures	13.35%	23,355,337
ICE Gasoil Futures	3.47%	6,063,424
CBOT Soybean Futures	5.52%	9,660,230
NYBOT CSC No. 11 World Sugar Futures	2.57%	4,502,020
COMEX Silver Futures	3.85%	6,731,849
CBOT Soybean Meal Futures	3.35%	5,853,784
CBOT Wheat Futures	3.20%	5,595,599
NYMEX Reformulated Gasoline Blend Futures	2.16%	3,771,442

Total Notional Amount		$174,882,012

(7)	The following table represents the individual positions within the Total Return Swap as of October 31, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.54%	$17,349,287
CBOT Corn Futures	6.02%	29,435,737
NYMEX Light Sweet Crude Oil Futures	8.11%	39,703,552
ICE Brent Crude Oil Futures	7.09%	34,671,379
NYBOT CTN No. 2 Cotton Futures	0.88%	4,283,602
COMEX Gold 100 Troy Oz. Futures	12.94%	63,307,466
COMEX Copper Futures	3.88%	18,992,621
NYMEX NY Harbor ULSD Futures	2.74%	13,385,981
NYBOT CSC ’C’ Coffee Futures	1.91%	9,369,035
KCBT Hard Red Winter Wheat Futures	1.97%	9,623,656
LME Primary Aluminum Futures	3.01%	14,734,782
CME Live Cattle Futures	3.79%	18,536,747
CME Lean Hogs Futures	1.74%	8,537,343
LME Nickel Futures	2.70%	13,216,691
LME Zinc Futures	2.21%	10,800,370
NYMEX Henry Hub Natural Gas Futures	13.35%	65,346,445
ICE Gasoil Futures	3.47%	16,964,995
CBOT Soybean Futures	5.52%	27,028,585
NYBOT CSC No. 11 World Sugar Futures	2.57%	12,596,307
COMEX Silver Futures	3.85%	18,835,200
CBOT Soybean Meal Futures	3.35%	16,378,439
CBOT Wheat Futures	3.20%	15,656,057
NYMEX Reformulated Gasoline Blend Futures	2.16%	10,552,206

Total Notional Amount		$489,306,483

118

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$62,330,455	—	$62,330,455
Austria	—	1,388,828	—	1,388,828
Canada	—	113,766,374	—	113,766,374
Denmark	—	7,028,417	—	7,028,417
France	—	58,638,002	—	58,638,002
Germany	—	59,141,062	—	59,141,062
Ireland	—	12,471,922	—	12,471,922
Italy	—	9,264,468	—	9,264,468
Japan	—	95,505,084	—	95,505,084
Netherlands	—	11,464,671	—	11,464,671
New Zealand	—	26,022,845	—	26,022,845
Spain	—	13,431,029	—	13,431,029
Supranational Organization Obligations	—	30,935,085	—	30,935,085
Sweden	—	33,727,468	—	33,727,468
Switzerland	—	13,316,258	—	13,316,258
United Kingdom	—	37,251,357	—	37,251,357
United States	—	481,829,580	—	481,829,580
U.S. Treasury Obligations	—	547,450,352	—	547,450,352
Securities Lending Collateral	—	17,836,713	—	17,836,713
Forward Currency Contracts**	—	390,812	—	390,812
Futures Contracts**	$(905,918)	—	—	(905,918)
Swap Agreements**	—	5,459,980	—	5,459,980

TOTAL	$(905,918)	$1,638,650,762	—	$1,637,744,844

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $17,455 of securities on loan)	$1,614,963
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $17,843)	17,837
Foreign Currencies at Value	125
Segregated Cash for Swaps Contracts	11,148
Cash	54,163
Receivables:
Dividends and Interest	8,572
Securities Lending Income	8
Fund Shares Sold	854
Unrealized Gain on Swap Contracts	7,519
Unrealized Gain on Forward Currency Contracts	1,308
Prepaid Expenses and Other Assets	33

Total Assets	1,716,530

LIABILITIES:
Payables:
Upon Return of Securities Loaned	15,022
Investment Securities Purchased	2,845
Fund Shares Redeemed	2,254
Due to Advisor	405
Due to Broker	1,910
Futures Margin Variation	140
Unrealized Loss on Swap Contracts	2,059
Unrealized Loss on Forward Currency Contracts	917
Payable for Swap Contracts Payments	766
Accrued Expenses and Other Liabilities	123

Total Liabilities	26,441

NET ASSETS	$1,690,089

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	322,994,800

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.23

Investment Securities at Cost	$1,698,949

Foreign Currencies at Cost	$125

NET ASSETS CONSIST OF:
Paid-In Capital	$2,334,237
Total Distributable Earnings (Loss)	(644,148)

NET ASSETS	$1,690,089

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$27,489
Income from Securities Lending	43

Total Investment Income	27,532

Expenses
Investment Management Fees	6,263
Accounting & Transfer Agent Fees	142
Custodian Fees	89
Filing Fees	79
Shareholders’ Reports	22
Directors’/Trustees’ Fees & Expenses	11
Professional Fees	30
Other	77

Total Expenses	6,713

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,298
Fees Paid Indirectly (Note D)	19

Net Expenses	5,396

Net Investment Income (Loss)	22,136

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(44,736)
Affiliated Investment Companies Shares Sold	(5)
Futures	953
Swap Contracts	110,350
Foreign Currency Transactions	(22)
Forward Currency Contracts	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(75,310)
Affiliated Investment Companies Shares	(6)
Futures	(1,625)
Swap Contracts	35,073
Translation of Foreign Currency-Denominated Amounts	(51)
Forward Currency Contracts	1,633

Net Realized and Unrealized Gain (Loss)	47,870

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,006

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,136	$3,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(44,736)	4,785
Affiliated Investment Companies Shares Sold	(5)	—
Futures	953	40,432
Swap Contracts	110,350	505,196
Foreign Currency Transactions	(22)	34
Forward Currency Contracts	21,616	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(75,310)	(14,473)
Affiliated Investment Companies Shares	(6)	—
Futures	(1,625)	599
Swap Contracts	35,073	(13,549)
Translation of Foreign Currency-Denominated Amounts	(51)	26
Forward Currency Contracts	1,633	(1,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	70,006	524,246

Distributions:
Institutional Class Shares	(500,400)	(3,525)
Capital Share Transactions (1):
Shares Issued	967,055	597,773
Shares Issued in Lieu of Cash Distributions	476,866	3,293
Shares Redeemed	(1,089,224)	(452,428)

Net Increase (Decrease) from Capital Share Transactions	354,697	148,638

Total Increase (Decrease) in Net Assets	(75,697)	669,359
Net Assets
Beginning of Year	1,765,786	1,096,427

End of Year	$1,690,089	$1,765,786

(1) Shares Issued and Redeemed:
Shares Issued	173,638	96,905
Shares Issued in Lieu of Cash Distributions	104,431	622
Shares Redeemed	(198,205)	(73,709)

Net Increase (Decrease) from Shares Issued and Redeemed	79,864	23,818

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.26	$5.00	$5.46	$5.68	$5.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.01	0.06	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	2.27	(0.46)	(0.22)	(0.25)

Total from Investment Operations	0.14	2.28	(0.40)	(0.11)	(0.15)

Less Distributions:
Net Investment Income	(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Total Distributions	(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Net Asset Value, End of Year	$5.23	$7.26	$5.00	$5.46	$5.68

Total Return	6.38%	45.67%	(7.41%)	(1.99%)	(2.43%)

Net Assets, End of Year (thousands)	$1,690,089	$1,765,786	$1,096,427	$1,579,044	$1,995,988
Ratio of Expenses to Average Net Assets	0.30%	0.31%	0.33%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38%	0.40%	0.41%	0.41%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.25%	0.24%	1.15%	1.99%	1.61%
Portfolio Turnover Rate	134%	114%	71%	38%	78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2022, the Portfolio held a $392,270,247 investment in the Subsidiary, representing 23.21% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2022, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2022, approximately $1,298 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$19

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$6

F. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$1,537,538	$1,759,700	$721,830	$441,941

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$4,237	$218,493	$204,882	$(5)	$(6)	$17,837	1,543	$275	—

Total	$4,237	$218,493	$204,882	$(5)	$(6)	$17,837	1,543	$275	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2021	$3,525	—	—	$3,525
2022	500,400	—	—	500,400

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(12,205)	—	$(12,205)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$103,837	—	$(33,679)	$(714,299)	$(644,141)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$33,679	$33,679

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,353,399	$16,884	$(733,914)	$(717,030)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$255,197	$108,670	$1,668,342

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$10,166	$1,308	$1,339	$7,519

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (4)	Commodity Futures Contracts *,(5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(5,221)	$(917)	$(2,245)	$(2,059)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$132,919	$21,616	$953	$110,350

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$35,081	$1,633	$(1,625)	$35,073

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	—	—	—	—	—	—	$2,059	$2,059	—	—	$(2,059)	—
Citibank, N.A	$1,717	$1,717	—	—	$(1,170)	$547	—	—	—	—	—	—
State Street Bank and Trust	958	958	—	—	—	958	—	—	—	—	—	—
Bank of America Corp	5,622	5,622	$(917)	—	(740)	3,965	917	917	$(917)	—	—	—
UBS AG	530	530	—	$(530)	—	—	—	—	—	—	—	—

Total	$8,827	$8,827	$(917)	$(530)	$(1,910)	$5,470	$2,976	$2,976	$(917)	—	$(2,059)	—

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2022.

J. Securities Lending:

As of October 31, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$15,022	—	—	—	$15,022

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

M. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	61%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related consolidated statement of operations for the year ended October 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500™ Index

October 31, 2012-October 31, 2022

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022
Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022
Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the S&P 500® Index. As of October 31, 2022, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, the total return was -14.71% for the Portfolio and -14.61% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$944.20	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

141

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	7.4%
Consumer Discretionary	10.9%
Consumer Staples	6.9%
Energy	5.4%
Financials	11.4%
Health Care	15.3%
Industrials	8.3%
Information Technology	26.3%
Materials	2.5%
Real Estate	2.6%
Utilities	3.0%

100.0%

142

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	1,794,896	$169,635,621	1.7%
* Alphabet, Inc., Class C	1,605,138	151,942,363	1.6%
Comcast Corp., Class A	1,320,182	41,902,577	0.4%
* Meta Platforms, Inc., Class A	683,211	63,647,937	0.7%
Verizon Communications, Inc.	1,258,736	47,038,964	0.5%
* Walt Disney Co.	546,237	58,196,090	0.6%
Other Securities		184,065,897	1.8%

TOTAL COMMUNICATION SERVICES		716,429,449	7.3%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	2,652,722	271,744,842	2.8%
Home Depot, Inc.	307,783	91,143,780	0.9%
McDonald’s Corp.	220,427	60,101,626	0.6%
* Tesla, Inc.	797,281	181,413,319	1.9%
Other Securities		455,725,969	4.6%

TOTAL CONSUMER DISCRETIONARY		1,060,129,536	10.8%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co.	1,165,900	69,779,115	0.7%
Costco Wholesale Corp.	132,696	66,547,044	0.7%
PepsiCo, Inc.	413,377	75,060,996	0.8%
Philip Morris International, Inc.	464,695	42,682,236	0.4%
Procter & Gamble Co.	715,573	96,366,216	1.0%
Walmart, Inc.	427,058	60,783,165	0.6%
Other Securities		263,950,165	2.7%

TOTAL CONSUMER STAPLES		675,168,937	6.9%

ENERGY — (5.3%)
Chevron Corp.	539,276	97,555,028	1.0%
ConocoPhillips	381,537	48,108,000	0.5%
Exxon Mobil Corp.	1,247,723	138,260,186	1.4%
Other Securities		237,377,372	2.4%

TOTAL ENERGY		521,300,586	5.3%

FINANCIALS — (11.3%)
Bank of America Corp.	2,093,900	75,464,156	0.8%
* Berkshire Hathaway, Inc., Class B	540,290	159,434,176	1.6%
JPMorgan Chase & Co.	878,092	110,534,221	1.1%
Wells Fargo & Co.	1,136,657	52,274,855	0.5%
Other Securities		712,350,855	7.3%

TOTAL FINANCIALS		1,110,058,263	11.3%

HEALTH CARE — (15.1%)
Abbott Laboratories	524,792	51,922,921	0.5%
AbbVie, Inc.	529,577	77,530,073	0.8%
Amgen, Inc.	160,351	43,350,893	0.4%
Bristol-Myers Squibb Co.	639,938	49,575,997	0.5%
Danaher Corp.	195,639	49,236,467	0.5%
Eli Lilly & Co.	236,194	85,523,485	0.9%
Johnson & Johnson	787,136	136,938,050	1.4%
Merck & Co., Inc.	758,781	76,788,637	0.8%

143

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Pfizer, Inc.	1,680,969	$78,249,107	0.8%
	Thermo Fisher Scientific, Inc.	117,387	60,333,396	0.6%
	UnitedHealth Group, Inc.	280,021	155,453,658	1.6%
	Other Securities		630,015,915	6.4%

TOTAL HEALTH CARE			1,494,918,599	15.2%

INDUSTRIALS — (8.2%)
	Honeywell International, Inc.	201,968	41,205,511	0.4%
	Raytheon Technologies Corp.	442,635	41,970,651	0.4%
	Other Securities		722,868,566	7.4%

TOTAL INDUSTRIALS			806,044,728	8.2%

INFORMATION TECHNOLOGY — (25.9%)
	Accenture PLC, Class A	189,544	53,811,542	0.6%
*	Adobe, Inc.	140,277	44,678,224	0.5%
	Apple, Inc.	4,520,520	693,176,690	7.1%
	Broadcom, Inc.	120,996	56,882,640	0.6%
	Cisco Systems, Inc.	1,240,783	56,368,772	0.6%
	Mastercard, Inc., Class A	255,536	83,861,804	0.9%
#	Microsoft Corp.	2,231,811	518,070,287	5.3%
	NVIDIA Corp.	749,807	101,201,451	1.0%
	QUALCOMM, Inc.	336,689	39,614,828	0.4%
*	Salesforce, Inc.	298,208	48,485,639	0.5%
	Texas Instruments, Inc.	273,889	43,994,790	0.5%
#	Visa, Inc., Class A	489,597	101,424,915	1.0%
	Other Securities		719,858,128	7.1%

TOTAL INFORMATION TECHNOLOGY			2,561,429,710	26.1%

MATERIALS — (2.5%)
	Linde PLC	149,383	44,419,035	0.5%
	Other Securities		203,243,849	2.0%

TOTAL MATERIALS			247,662,884	2.5%

REAL ESTATE — (2.6%)
	Other Securities		257,921,165	2.6%

UTILITIES — (2.9%)
	NextEra Energy, Inc.	588,901	45,639,827	0.5%
	Other Securities		243,505,443	2.5%

TOTAL UTILITIES			289,145,270	3.0%

TOTAL COMMON STOCKS (Cost $2,936,651,357)			9,740,209,127	99.2%

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund, 3.010%	3,238,169	3,238,169	0.0%

SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	11,703,174	135,300,391	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,075,197,570)			$9,878,747,687	100.6%

144

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	337	12/16/22	$65,041,056	$65,428,550	$387,494

Total Futures Contracts			$65,041,056	$65,428,550	$387,494

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$716,429,449	—	—	$716,429,449
Consumer Discretionary	1,060,129,536	—	—	1,060,129,536
Consumer Staples	675,168,937	—	—	675,168,937
Energy	521,300,586	—	—	521,300,586
Financials	1,110,058,263	—	—	1,110,058,263
Health Care	1,494,918,599	—	—	1,494,918,599
Industrials	806,044,728	—	—	806,044,728
Information Technology	2,561,429,710	—	—	2,561,429,710
Materials	247,662,884	—	—	247,662,884
Real Estate	257,921,165	—	—	257,921,165
Utilities	289,145,270	—	—	289,145,270
Temporary Cash Investments	3,238,169	—	—	3,238,169
Securities Lending Collateral	—	$135,300,391	—	135,300,391
Futures Contracts**	387,494	—	—	387,494

TOTAL	$9,743,834,790	$135,300,391	—	$9,879,135,181

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $200,201 of securities on loan)	$9,740,210
Temporary Cash Investments at Value & Cost	3,238
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $135,308)	135,300
Segregated Cash for Futures Contracts	3,370
Cash	11,043
Receivables:
Investment Securities Sold	56,078
Dividends and Interest	7,224
Securities Lending Income	19
Fund Shares Sold	4,907
Prepaid Expenses and Other Assets	56

Total Assets	9,961,445

LIABILITIES:
Payables:
Upon Return of Securities Loaned	74,909
Investment Securities Purchased	60,499
Fund Shares Redeemed	5,154
Due to Advisor	422
Futures Margin Variation	3,074
Accrued Expenses and Other Liabilities	641

Total Liabilities	144,699

NET ASSETS	$9,816,746

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,816,746 and shares outstanding of 356,280,155	$27.55

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,936,651

NET ASSETS CONSIST OF:
Paid-In Capital	$2,601,677
Total Distributable Earnings (Loss)	7,215,069

NET ASSETS	$9,816,746

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $38)	$168,407
Income from Securities Lending	149

Total Investment Income	168,556

Fund Expenses
Investment Management Fees	6,547
Accounting & Transfer Agent Fees	1,684
S&P 500® Fees	183
Custodian Fees	137
Filing Fees	115
Shareholders’ Reports	226
Directors’/Trustees’ Fees & Expenses	49
Professional Fees	153
Previously Waived Fees Recovered by Advisor (Note C)	114
Other	232

Total Fund Expenses	9,440

Fees Waived, Expenses Reimbursed by Advisor (Note C)	711

Net Expenses	8,729

Net Investment Income (Loss)	159,827

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	492,366
Affiliated Investment Companies Shares Sold	(19)
Futures	(10,134)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,364,904)
Affiliated Investment Companies Shares	(9)
Futures	36

Net Realized and Unrealized Gain (Loss)	(1,882,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,722,837)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,827	$157,081
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	492,366	726,997
Affiliated Investment Companies Shares Sold	(19)	1
Futures	(10,134)	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,364,904)	3,024,256
Affiliated Investment Companies Shares	(9)	(6)
Futures	36	758

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,722,837)	3,915,634

Distributions:
Institutional Class Shares	(792,204)	(395,160)
Capital Share Transactions (1):
Shares Issued	1,294,694	1,206,555
Shares Issued in Lieu of Cash Distributions	741,569	367,657
Shares Redeemed	(2,012,336)	(2,349,587)

Net Increase (Decrease) from Capital Share Transactions	23,927	(775,375)

Total Increase (Decrease) in Net Assets	(2,491,114)	2,745,099
Net Assets
Beginning of Year	12,307,860	9,562,761

End of Year	$9,816,746	$12,307,860

(1) Shares Issued and Redeemed:
Shares Issued	43,150	39,616
Shares Issued in Lieu of Cash Distributions	22,923	12,970
Shares Redeemed	(65,948)	(77,430)

Net Increase (Decrease) from Shares Issued and Redeemed	125	(24,844)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$34.56	$25.10	$23.48	$21.06	$20.05

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.43	0.44	0.44	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.21)	10.09	1.77	2.50	1.05

Total from Investment Operations	(4.77)	10.52	2.21	2.94	1.46

Less Distributions:
Net Investment Income	(0.40)	(0.43)	(0.47)	(0.39)	(0.39)
Net Realized Gains	(1.84)	(0.63)	(0.12)	(0.13)	(0.06)

Total Distributions	(2.24)	(1.06)	(0.59)	(0.52)	(0.45)

Net Asset Value, End of Year	$27.55	$34.56	$25.10	$23.48	$21.06

Total Return	(14.71%)	42.87%	9.63%	14.29%	7.25%

Net Assets, End of Year (thousands)	$9,816,746	$12,307,860	$9,562,761	$9,786,391	$8,517,069
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.09%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.39%	1.83%	2.02%	1.90%
Portfolio Turnover Rate	2%	4%	3%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

150

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2022, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

151

Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
U.S. Large Company Portfolio (1)	0.08%	$114	$711	$2,538

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$100

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$261,637	$906,721

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$5,511	$576,538	$446,721	$(19)	$(9)	$135,300	11,703	$395	—

Total	$5,511	$576,538	$446,721	$(19)	$(9)	$135,300	11,703	$395	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Company Portfolio
2021	$159,251	$235,909	—	$395,160
2022	147,910	644,294	—	792,204

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(12,267)	$(25,689)	$(37,956)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Company Portfolio	—	$426,910	—	$6,788,260	$7,215,170

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$3,090,489	$6,942,574	$(154,315)	$6,788,259

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$31,275

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2022	Contracts *,(1)
U.S. Large Company Portfolio	$387	$387

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$(10,134)	$(10,134)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$36	$36

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

155

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
U.S. Large Company Portfolio	1.46%	$5,523	31	$7	$18,454	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2022
U.S. Large Company Portfolio	Borrower	3.44%	$20,000	3	$6	$20,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

I. Securities Lending:

As of October 31, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$70,104

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The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$74,909	—	—	—	$74,909

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The

157

amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

L. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

158

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

159

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2012-October 31, 2022

160

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2022

U.S. equities had negative returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, lost approximately -16.52%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2022

Russell 3000® Index	-16.52%
Russell 1000® Index (large-cap stocks)	-16.38%
Russell Midcap® Index (mid-cap stocks)	-17.17%
Russell 2000® Index (small-cap stocks)	-18.54%
Russell Microcap® Index (micro-cap stocks)	-22.29%
Dow Jones U.S. Select REIT Index SM	-19.97%

Total Return for 12 Months Ended October 31, 2022

Russell 1000® Value Index (large-cap value stocks)	-7.00%
Russell 1000® Growth Index (large-cap growth stocks)	-24.60%
Russell 2000® Value Index (small-cap value stocks)	-10.73%
Russell 2000® Growth Index (small-cap growth stocks)	-26.02%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2022, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -3.45% for the Series and -7.00% for the Russell 1000® Value Index, the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks as compared to the benchmark contributed positively to the Series’ relative performance. The Series’ emphasis on higher-profitability stocks within the large-cap value segment of the U.S. market also contributed positively to relative performance, as these stocks outperformed. Additionally, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

161

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/22	10/31/22	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$994.00	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	7.6%
Consumer Discretionary	5.2%
Consumer Staples	6.1%
Energy.	16.0%
Financials	19.9%
Health Care.	17.2%
Industrials.	11.6%
Information Technology	7.9%
Materials.	7.8%
Real Estate.	0.4%
Utilities.	0.3%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.4%)
	AT&T, Inc.	19,723,621	$359,561,611	1.3%
	Comcast Corp., Class A	13,738,104	436,047,421	1.6%
*	T-Mobile U.S., Inc.	1,448,419	219,522,384	0.8%
	Verizon Communications, Inc.	11,228,072	419,593,051	1.6%
#*	Walt Disney Co.	1,947,638	207,501,352	0.8%
	Other Securities		388,431,685	1.4%

TOTAL COMMUNICATION SERVICES			2,030,657,504	7.5%

CONSUMER DISCRETIONARY — (5.1%)
#	DR Horton, Inc.	2,494,501	191,777,237	0.7%
	General Motors Co.	4,563,422	179,114,313	0.7%
	Other Securities		1,028,297,049	3.8%

TOTAL CONSUMER DISCRETIONARY			1,399,188,599	5.2%

CONSUMER STAPLES — (5.9%)
#	General Mills, Inc.	2,002,753	163,384,590	0.6%
	Kroger Co.	3,345,475	158,207,513	0.6%
	Mondelez International, Inc., Class A	3,063,492	188,343,488	0.7%
	Walmart, Inc.	3,424,187	487,364,536	1.8%
	Other Securities		636,769,324	2.3%

TOTAL CONSUMER STAPLES			1,634,069,451	6.0%

ENERGY — (15.5%)
#	Chevron Corp.	4,558,886	824,702,477	3.0%
	ConocoPhillips	5,185,429	653,830,743	2.4%
#	EOG Resources, Inc.	1,168,138	159,474,200	0.6%
#	Exxon Mobil Corp.	10,590,425	1,173,524,994	4.3%
	Marathon Petroleum Corp.	1,358,505	154,353,338	0.6%
	Schlumberger NV	3,057,917	159,103,421	0.6%
	Other Securities		1,163,338,010	4.3%

TOTAL ENERGY.			4,288,327,183	15.8%

FINANCIALS — (19.3%)
	Bank of America Corp.	8,609,381	310,282,127	1.2%
#*	Berkshire Hathaway, Inc., Class B	1,859,637	548,760,282	2.0%
	Capital One Financial Corp.	1,481,150	157,031,523	0.6%
#	Citigroup, Inc.	3,688,797	169,168,230	0.6%
	Goldman Sachs Group, Inc.	976,089	336,272,421	1.2%
	Hartford Financial Services Group, Inc.	2,234,680	161,813,179	0.6%
	JPMorgan Chase & Co.	7,481,873	941,818,173	3.5%
	Morgan Stanley	2,962,680	243,443,416	0.9%
	Travelers Cos., Inc.	1,083,770	199,912,214	0.7%
	Wells Fargo & Co.	5,911,149	271,853,743	1.0%
	Other Securities		1,991,320,994	7.4%

TOTAL FINANCIALS			5,331,676,302	19.7%

HEALTH CARE — (16.7%)
#	Bristol-Myers Squibb Co.	4,546,581	352,223,630	1.3%
	Cigna Corp.	998,289	322,507,244	1.2%
	CVS Health Corp.	2,930,610	277,528,767	1.0%
	Danaher Corp.	936,418	235,668,318	0.9%

164

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Elevance Health, Inc.	771,124	$421,627,470	1.6%
Gilead Sciences, Inc.	2,211,205	173,491,144	0.7%
Humana, Inc.	441,277	246,267,868	0.9%
Laboratory Corp. of America Holdings	683,569	151,656,618	0.6%
Medtronic PLC	2,002,037	174,857,912	0.7%
Pfizer, Inc.	17,020,200	792,290,310	2.9%
Thermo Fisher Scientific, Inc.	756,496	388,816,249	1.4%
Other Securities		1,077,834,540	3.9%

TOTAL HEALTH CARE		4,614,770,070	17.1%

INDUSTRIALS — (11.3%)
Eaton Corp. PLC	987,794	148,238,246	0.6%
Norfolk Southern Corp.	780,147	177,928,126	0.7%
Raytheon Technologies Corp.	1,827,270	173,261,741	0.6%
Republic Services, Inc.	1,829,777	242,665,026	0.9%
Other Securities		2,374,579,574	8.7%

TOTAL INDUSTRIALS		3,116,672,713	11.5%

INFORMATION TECHNOLOGY — (7.7%)
# HP, Inc.	9,328,511	257,653,474	1.0%
Intel Corp.	12,556,858	356,991,473	1.3%
Micron Technology, Inc.	3,751,374	202,949,333	0.8%
Other Securities		1,293,571,158	4.7%

TOTAL INFORMATION TECHNOLOGY		2,111,165,438	7.8%

MATERIALS — (7.5%)
Freeport-McMoRan, Inc.	5,097,835	161,550,391	0.6%
* Linde PLC	775,637	230,635,662	0.9%
# Nucor Corp.	1,985,067	260,798,103	1.0%
# Steel Dynamics, Inc.	1,686,863	158,649,465	0.6%
Other Securities		1,262,064,050	4.6%

TOTAL MATERIALS		2,073,697,671	7.7%

REAL ESTATE — (0.4%)
Other Securities		102,269,222	0.4%

UTILITIES — (0.3%)
Other Securities		76,579,795	0.3%

TOTAL COMMON STOCKS (Cost $16,275,340,734)		26,779,073,948	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 3.010%	264,660,566	264,660,566	1.0%

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	45,100,100	521,402,250	1.9%

TOTAL INVESTMENTS—(100.0%) (Cost $17,061,542,735)		$27,565,136,764	101.9%

165

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	12/16/22	$178,906,459	$171,240,300	$(7,666,159)

Total Futures Contracts			$178,906,459	$171,240,300	$(7,666,159)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,030,657,504	—	—	$2,030,657,504
Consumer Discretionary	1,399,188,599	—	—	1,399,188,599
Consumer Staples	1,634,069,451	—	—	1,634,069,451
Energy	4,288,327,183	—	—	4,288,327,183
Financials	5,331,676,302	—	—	5,331,676,302
Health Care	4,614,770,070	—	—	4,614,770,070
Industrials	3,116,672,713	—	—	3,116,672,713
Information Technology	2,111,165,438	—	—	2,111,165,438
Materials	2,073,697,671	—	—	2,073,697,671
Real Estate	102,269,222	—	—	102,269,222
Utilities	76,579,795	—	—	76,579,795
Temporary Cash Investments	264,660,566	—	—	264,660,566
Securities Lending Collateral	—	$521,402,250	—	521,402,250
Futures Contracts**	(7,666,159)	—	—	(7,666,159)

TOTAL	$27,036,068,355	$521,402,250	—	$27,557,470,605

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

166

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $731,508 of securities on loan)	$26,779,074
Temporary Cash Investments at Value & Cost	264,661
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $521,541)	521,402
Segregated Cash for Futures Contracts	8,820
Receivables:
Investment Securities Sold	6,614
Dividends and Interest	29,653
Securities Lending Income	142

Total Assets	27,610,366

LIABILITIES:
Payables:
Upon Return of Securities Loaned	513,007
Investment Securities Purchased	47,015
Due to Advisor	2,154
Futures Margin Variation	1,246
Accrued Expenses and Other Liabilities	963

Total Liabilities	564,385

NET ASSETS	$27,045,981

Investment Securities at Cost	$16,275,341

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

167

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $45)	$645,606
Income from Securities Lending	652

Total Investment Income	646,258

Expenses
Investment Management Fees	28,078
Accounting & Transfer Agent Fees	3
Custodian Fees	342
Shareholders’ Reports	38
Directors’/Trustees’ Fees & Expenses	130
Professional Fees	330
Other	573

Total Expenses	29,494

Net Expenses	29,494

Net Investment Income (Loss)	616,764

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	753,310
Affiliated Investment Companies Shares Sold	(30)
Futures	(16,355)
Foreign Currency Transactions	(2)
In-Kind Redemptions	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,352,364)
Affiliated Investment Companies Shares	(147)
Futures	(16,326)

Net Realized and Unrealized Gain (Loss)	(1,585,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(968,627)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

168

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$616,764	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	753,310	1,388,344
Affiliated Investment Companies Shares Sold	(30)	16
Futures	(16,355)	49,910
Foreign Currency Transactions	(2)	—
In-Kind Redemptions	46,523	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,352,364)	8,413,121
Affiliated Investment Companies Shares	(147)	(20)
Futures	(16,326)	12,740

Net Increase (Decrease) in Net Assets Resulting from Operations	(968,627)	10,405,809

Transactions in Interest:
Contributions	972,772	808,201
Withdrawals	(2,778,807)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	(1,806,035)	(2,739,571)

Total Increase (Decrease) in Net Assets	(2,774,662)	7,666,238
Net Assets
Beginning of Year	29,820,643	22,154,405

End of Year	$27,045,981	$29,820,643

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

169

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(3.45%)	48.85%	(11.42%)	7.15%	2.95%
Net Assets, End of Year (thousands)	$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	10%	10%	4%	10%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

170

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

171

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

172

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$156

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,680,600	$3,677,661

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term
Investment Fund	$155,780	$4,248,436	$3,882,637	$(30)	$(147)	$521,402	45,100	$3,799	—

Total	$155,780	$4,248,436	$3,882,637	$(30)	$(147)	$521,402	45,100	$3,799	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,036,981	$11,234,320	$(713,829)	$10,520,491

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

173

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$191,772

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(7,665)	$(7,665)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

174

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,355)	$(16,355)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(16,326)	$(16,326)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

175

The Series did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$275,408	$282,808	$33,436

J. Securities Lending:

As of October 31, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$227,152

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$513,007	—	—	—	$513,007

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2022, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$46,523

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

177

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

179

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

181

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

182

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

183

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

184

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

185

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

186

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

187

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

188

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

189

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional Smart Nest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

190

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

191

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

192

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	2%	41%	57%	—	—	100%	—	—	—	—	—	—	100%
U.S. Large Cap Equity Portfolio	28%	—	72%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Large Cap Value Portfolio	40%	—	60%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	17%	9%	74%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Small Cap Value Portfolio	15%	7%	78%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Core Equity 1 Portfolio	32%	—	68%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Core Equity 2 Portfolio	25%	1%	74%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Vector Equity Portfolio	17%	3%	80%	—	—	100%	100%	100%	—	—	—	1%	100%
U.S. Small Cap Portfolio	15%	—	85%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Micro Cap Portfolio	9%	—	91%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. High Relative Profitability Portfolio	40%	4%	56%	—	—	100%	100%	100%	—	—	—	1%	100%
DFA Real Estate Securities Portfolio	61%	7%	32%	—	—	100%	—	—	—	—	—	1%	100%
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
Dimensional Investment Group Inc.
U.S. Large Company Portfolio	18%	—	82%	—	—	100%	100%	100%	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

193

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

194

DFA103122-001AD 00281081

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(D)	Non-Annualized
(E)	Annualized
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2022

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2012-October 31, 2022

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends),

MSCI World ex USA Small Value Index (net dividends)

October 31, 2012-October 31, 2022

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2022

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends),

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2022

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA Small Cap Index (net dividends),

MSCI All Country World ex USA SMID Value Index (net dividends)

November 1, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 1,360 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.12% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on lower relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed higher relative price (growth) stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,280 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.29% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small caps underperformed large caps.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 11,490 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.32% for the Portfolio and -22.02% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Funds collectively held approximately 4,410 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -26.55% for the Portfolio and -29.13% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -23.79% for the Portfolio and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -26.90% for the Portfolio and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from performance relative to the benchmark, as larger stocks held by the benchmark outperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -33.62% for the Portfolio and -37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -29.26% for the Portfolio and -34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year.

Global Real Estate Market Review	12 Months Ended October 31, 2022

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, performed in line with developed non-U.S. equities, and outperformed emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Turkey, Mexico, and Italy were among the strongest performers, while Korea, Belgium, and the UK lagged. At the REIT industry level, specialized REITs and hotel and resort REITs generally outperformed, while office and industrial REITs generally underperformed.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-19.97%
S&P Global ex U.S. REIT Index	-27.78%
S&P Global REIT Index	-22.02%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2022. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2022, the Portfolio held approximately 300 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -27.50% for the Portfolio and -27.78% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2022, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.34% for the Portfolio and -22.02% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,010 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -20.53% for the Portfolio, -23.26% for the MSCI World ex USA Small Value Index (net dividends), and -29.13% for the MSCI World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Small Cap Index (net dividends) to the MSCI World ex USA Small Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the

Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. The Portfolio’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 4,970 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.16% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small cap stocks underperformed large cap stocks.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 520 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -23.22% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on mid-cap stocks with high profitability detracted from performance relative to the benchmark, as mid-cap stocks generally underperformed large-cap stocks within high profitability stocks for the period.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio, directly and through the Underlying Funds, held approximately 5,840 securities in 43 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.23% for the Portfolio, -18.13% for the MSCI All Country World ex USA Value Index (net dividends), and -24.73% for the MSCI All Country World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Index (net dividends) to the MSCI All Country World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks globally.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,200 securities in 42 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.77% for the Portfolio, -22.25% for the MSCI All Country World ex USA SMID Value Index (net dividends), and -27.75% for the MSCI All Country World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Small Cap Index (net dividends) to the MSCI All Country World ex USA SMID Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. and emerging markets, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 10,930 securities in 45 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.55% for the Portfolio and -24.73% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and

Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held more than 14,760 equity securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.62% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 14,750 securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -13.65% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s strategy of selectively hedging foreign currency exposure also contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -25.94% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -22.57% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -19.74% for the Portfolio’s Class R2 shares, -19.51% for the Portfolio’s Institutional Class shares, -25.21% for the MSCI Emerging Markets Value Index (net dividends) and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 6,830 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -25.06% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2022, the Portfolio held approximately 2,990 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.40% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 3,870 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

From its inception on November 15, 2021, through October 31, 2022, total returns were -20.16% for the Portfolio and -23.63% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$883.40	0.17%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$873.20	0.24%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$944.20	0.44%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$854.20	0.41%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$925.20	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$803.60	0.42%	$1.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$811.20	0.56%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.38	0.56%	$2.85
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$836.20	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$786.00	0.27%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$805.60	0.24%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$862.50	0.46%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$871.50	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$875.00	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$877.40	0.40%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$857.90	0.30%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$854.90	0.52%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$920.90	0.27%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$934.40	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$817.60	0.36%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$844.50	0.59%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$835.30	0.69%	$3.19
Institutional Class Shares	$1,000.00	$836.50	0.45%	$2.08
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.73	0.69%	$3.52
Institutional Class Shares	$1,000.00	$1,022.94	0.45%	$2.29
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$822.20	0.40%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$836.90	0.66%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$853.00	0.43%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	11.0%
Consumer Staples	9.4%
Energy	7.9%
Financials	17.9%
Health Care	10.4%
Industrials	15.8%
Information Technology	6.9%
Materials	10.4%
Real Estate	1.5%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	38.8%
Real Estate	61.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.8%
Consumer Discretionary	13.7%
Consumer Staples	10.7%
Energy	8.0%
Financials	4.9%
Health Care	13.4%
Industrials	17.8%
Information Technology	9.9%
Materials	11.4%
Real Estate	0.4%
Utilities	2.0%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	10.5%
Consumer Staples	6.6%
Energy	5.7%
Financials	17.5%
Health Care	4.7%
Industrials	9.6%
Information Technology	19.1%
Materials	13.1%
Real Estate	3.0%
Utilities	3.6%

100.0%

International Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	12.0%
Consumer Staples	7.7%
Energy	8.6%
Financials	16.4%
Health Care	7.3%
Industrials	18.3%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.1%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.6%
Consumer Discretionary	11.2%
Consumer Staples	4.9%
Energy	11.2%
Financials	21.2%
Health Care	2.4%
Industrials	20.6%
Information Technology	4.1%
Materials	17.0%
Real Estate	3.6%
Utilities	1.2%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	11.5%
Consumer Staples	7.2%
Energy	7.6%
Financials	16.7%
Health Care	6.8%
Industrials	15.6%
Information Technology	10.4%
Materials	12.8%
Real Estate	2.6%
Utilities	3.4%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.5%
Consumer Discretionary	11.4%
Consumer Staples	5.3%
Energy	3.6%
Financials	16.9%
Health Care	6.3%
Industrials	15.1%
Information Technology	12.9%
Materials	16.0%
Real Estate	6.3%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	8.5%
Financials	19.8%
Health Care	5.4%
Industrials	18.9%
Information Technology	6.2%
Materials	13.6%
Real Estate	2.3%
Utilities	2.3%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	11.1%
Consumer Staples	5.4%
Energy	7.1%
Financials	17.6%
Health Care	4.3%
Industrials	20.1%
Information Technology	6.8%
Materials	17.7%
Real Estate	4.4%
Utilities	1.8%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	8.4%
Consumer Staples	6.6%
Energy	6.0%
Financials	18.6%
Health Care	4.2%
Industrials	9.6%
Information Technology	22.2%
Materials	14.3%
Real Estate	2.1%
Utilities	2.9%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.9%)
BHP Group Ltd.	697,375	$16,751,089	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	14,260,307	0.3%
Commonwealth Bank of Australia	355,286	23,820,770	0.5%
CSL Ltd.	128,582	23,018,159	0.5%
National Australia Bank Ltd.	811,247	16,851,257	0.4%
Other Securities		247,757,155	5.0%

TOTAL AUSTRALIA		342,458,737	7.1%

AUSTRIA — (0.2%)
Other Securities		7,945,485	0.2%

BELGIUM — (0.9%)
Other Securities		44,594,579	0.9%

CANADA — (11.5%)
Bank of Montreal	161,778	14,896,518	0.3%
Canadian Natural Resources Ltd.	352,595	21,134,544	0.4%
Nutrien Ltd.	182,823	15,448,511	0.3%
# Royal Bank of Canada	247,435	22,893,663	0.5%
Royal Bank of Canada	206,240	19,071,013	0.4%
Suncor Energy, Inc.	535,689	18,422,345	0.4%
Toronto-Dominion Bank	286,785	18,351,372	0.4%
Other Securities		441,108,151	9.2%

TOTAL CANADA		571,326,117	11.9%

CHINA — (0.0%)
Other Securities		2,214,534	0.0%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,181,103	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	4,961,689	0.1%
Other Securities		58,458,479	1.3%

TOTAL DENMARK		113,601,271	2.4%

FINLAND — (1.2%)
Other Securities		59,105,619	1.2%

FRANCE — (9.1%)
Air Liquide SA	117,776	15,406,713	0.3%
Airbus SE	172,375	18,651,615	0.4%
L’Oreal SA	51,814	16,269,812	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	50,726,285	1.1%
Sanofi	213,213	18,348,641	0.4%
Schneider Electric SE	117,513	14,860,260	0.3%
TotalEnergies SE	869,523	47,435,393	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,034,879	0.0%
Vinci SA	167,106	15,379,926	0.3%
Other Securities		255,834,438	5.3%

TOTAL FRANCE		453,947,962	9.4%

GERMANY — (6.3%)
BASF SE	325,963	14,626,168	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayer AG	332,314	$17,473,412	0.4%
Deutsche Telekom AG	1,271,712	24,004,181	0.5%
Mercedes-Benz Group AG	320,152	18,530,894	0.4%
SAP SE	198,474	19,103,671	0.4%
Siemens AG	159,085	17,373,507	0.4%
Other Securities		200,252,255	4.1%

TOTAL GERMANY		311,364,088	6.5%

HONG KONG — (1.9%)
AIA Group Ltd.	3,249,000	24,610,493	0.5%
Other Securities		68,407,931	1.4%

TOTAL HONG KONG		93,018,424	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	391,067	14,160,536	0.3%
Other Securities		21,979,488	0.5%

TOTAL IRELAND		36,140,024	0.8%

ISRAEL — (0.8%)
Other Securities		40,665,737	0.8%

ITALY — (2.0%)
Other Securities		102,080,542	2.1%

JAPAN — (19.8%)
KDDI Corp.	584,600	17,279,005	0.4%
Keyence Corp.	41,604	15,687,414	0.3%
Sony Group Corp.	367,700	24,795,715	0.5%
Toyota Motor Corp.	2,420,615	33,585,063	0.7%
Other Securities		897,341,143	18.6%

TOTAL JAPAN		988,688,340	20.5%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	14,481,052	0.3%
ASML Holding NV	82,305	38,882,528	0.8%
Other Securities		117,764,759	2.5%

TOTAL NETHERLANDS		171,128,339	3.6%

NEW ZEALAND — (0.3%)
Other Securities		17,028,804	0.4%

NORWAY — (0.9%)
Other Securities		43,483,751	0.9%

PORTUGAL — (0.2%)
Other Securities		11,374,446	0.2%

SINGAPORE — (1.1%)
Other Securities		52,708,342	1.1%

SPAIN — (2.0%)
Other Securities		97,372,177	2.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.6%)
Other Securities		$129,986,054	2.7%

SWITZERLAND — (7.8%)
ABB Ltd.	562,377	15,617,377	0.3%
Nestle SA	671,534	73,102,387	1.5%
Novartis AG	362,502	29,323,044	0.6%
Novartis AG, Sponsored ADR	229,302	18,603,271	0.4%
Roche Holding AG	7,438	3,019,010	0.1%
Roche Holding AG	205,381	68,145,030	1.4%
Other Securities		180,492,430	3.8%

TOTAL SWITZERLAND		388,302,549	8.1%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	14,848,966	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	19,175,471	0.4%
# BP PLC, Sponsored ADR	637,244	21,207,497	0.4%
British American Tobacco PLC	446,549	17,635,759	0.4%
# Diageo PLC, Sponsored ADR	105,239	17,571,756	0.4%
Glencore PLC	3,343,533	19,168,702	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	14,282,007	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	14,295,773	0.3%
Shell PLC	36,838	1,020,458	0.0%
Shell PLC, Sponsored ADR	1,101,940	61,300,922	1.3%
# Unilever PLC, Sponsored ADR	406,480	18,498,905	0.4%
Other Securities		418,796,480	8.6%

TOTAL UNITED KINGDOM		637,802,696	13.2%

TOTAL COMMON STOCKS		4,716,338,617	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		20,314,109	0.4%

TOTAL INVESTMENT SECURITIES (Cost $4,069,491,698)		4,736,652,726

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	21,285,432	246,080,882	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,315,666,744)		$4,982,733,608	103.4%

As of October 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	263	12/16/22	$49,629,745	$51,061,450	$1,431,705

Total Futures Contracts			$49,629,745	$51,061,450	$1,431,705

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,281,436	$322,177,301	—	$342,458,737
Austria	—	7,945,485	—	7,945,485
Belgium	77,586	44,516,993	—	44,594,579
Canada	569,256,168	2,069,949	—	571,326,117
China	—	2,214,534	—	2,214,534
Denmark	4,961,689	108,639,582	—	113,601,271
Finland	—	59,105,619	—	59,105,619
France	2,677,737	451,270,225	—	453,947,962
Germany	11,627,562	299,736,526	—	311,364,088
Hong Kong	—	93,018,424	—	93,018,424
Irelan.	14,160,536	21,979,488	—	36,140,024
Israel	5,425,139	35,240,598	—	40,665,737
Italy	1,693,915	100,386,627	—	102,080,542
Japan	15,920,714	972,767,626	—	988,688,340
Netherlands	49,620,924	121,507,415	—	171,128,339
New Zealand	—	17,028,804	—	17,028,804
Norway	402,750	43,081,001	—	43,483,751
Portugal	—	11,374,446	—	11,374,446
Singapore	—	52,708,342	—	52,708,342
Spain	4,019,628	93,352,549	—	97,372,177
Sweden	—	129,986,054	—	129,986,054
Switzerland	43,020,945	345,281,604	—	388,302,549
United Kingdom	204,305,909	433,496,787	—	637,802,696
Preferred Stocks
Germany	—	20,314,109	—	20,314,109
Securities Lending Collateral	—	246,080,882	—	246,080,882
Futures Contracts**	1,431,705	—	—	1,431,705

TOTAL	$948,884,343	$4,035,280,970	—	$4,984,165,313

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	4,074,214	$97,863,449	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	61,373,288	0.2%
Commonwealth Bank of Australia	931,529	62,455,985	0.3%
National Australia Bank Ltd.	2,773,071	57,602,348	0.2%
Woodside Energy Group Ltd.	2,416,669	55,869,636	0.2%
Other Securities		1,456,544,194	5.5%

TOTAL AUSTRALIA		1,791,708,900	6.8%

AUSTRIA — (0.5%)
Other Securities		135,307,750	0.5%

BELGIUM — (1.2%)
Other Securities		321,830,389	1.2%

CANADA — (11.6%)
# Bank of Montreal	973,887	89,675,515	0.4%
# Canadian Natural Resources Ltd.	2,454,221	147,106,007	0.6%
National Bank of Canada	884,154	60,200,481	0.2%
Nutrien Ltd.	694,495	58,684,861	0.2%
# Royal Bank of Canada	725,121	67,091,057	0.3%
# Royal Bank of Canada	1,213,029	112,168,792	0.4%
Suncor Energy, Inc.	2,892,169	99,461,692	0.4%
Tourmaline Oil Corp.	1,205,985	67,949,799	0.3%
Other Securities		2,469,900,469	9.3%

TOTAL CANADA		3,172,238,673	12.1%

CHINA — (0.1%)
Other Securities		20,817,651	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	96,931,408	0.4%
Novo Nordisk AS, Sponsored ADR	595,283	64,790,602	0.3%
Other Securities		420,688,017	1.5%

TOTAL DENMARK		582,410,027	2.2%

FINLAND — (1.5%)
Other Securities		411,217,134	1.6%

FRANCE — (7.4%)
LVMH Moet Hennessy Louis Vuitton SE	248,440	156,764,294	0.6%
Orange SA	7,384,067	70,354,742	0.3%
# TotalEnergies SE	4,096,102	223,456,089	0.9%
Vinci SA	723,766	66,613,213	0.3%
Other Securities		1,516,041,641	5.7%

TOTAL FRANCE		2,033,229,979	7.8%

GERMANY — (5.9%)
BASF SE	1,423,690	63,881,877	0.3%
Bayer AG	1,509,264	79,358,652	0.3%
Deutsche Telekom AG	6,078,458	114,733,846	0.5%
E.ON SE	7,301,301	61,140,973	0.2%
Mercedes-Benz Group AG	1,688,994	97,761,591	0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,201,288,079	4.5%

TOTAL GERMANY		1,618,165,018	6.2%

HONG KONG — (1.9%)
AIA Group Ltd.	11,640,800	88,176,618	0.4%
Other Securities		420,768,433	1.6%

TOTAL HONG KONG		508,945,051	2.0%

IRELAND — (0.7%)
Other Securities		193,150,611	0.7%

ISRAEL — (1.1%)
Other Securities		290,161,312	1.1%

ITALY — (2.5%)
Eni SpA	4,317,248	56,701,518	0.2%
Stellantis NV	6,495,733	87,637,612	0.4%
Other Securities		527,984,980	2.0%

TOTAL ITALY		672,324,110	2.6%

JAPAN — (20.8%)
Hitachi Ltd.	1,314,685	59,652,266	0.3%
KDDI Corp.	2,362,200	69,819,474	0.3%
Sony Group Corp.	1,141,000	76,942,917	0.3%
Toyota Motor Corp.	7,546,470	104,704,247	0.4%
Other Securities		5,381,293,266	20.4%

TOTAL JAPAN		5,692,412,170	21.7%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	59,851,227	0.2%
ASML Holding NV	182,526	86,228,933	0.3%
Koninklijke Ahold Delhaize NV	3,020,738	84,243,143	0.3%
Wolters Kluwer NV	586,422	62,312,331	0.2%
Other Securities		531,890,773	2.2%

TOTAL NETHERLANDS		824,526,407	3.2%

NEW ZEALAND — (0.4%)
Other Securities		107,098,777	0.4%

NORWAY — (1.0%)
Equinor ASA	1,582,273	57,648,090	0.2%
Other Securities		209,839,801	0.8%

TOTAL NORWAY		267,487,891	1.0%

PORTUGAL — (0.3%)
Other Securities		77,992,012	0.3%

SINGAPORE — (1.0%)
Other Securities		267,458,374	1.0%

SPAIN — (2.0%)
Repsol SA	4,909,248	66,787,692	0.3%
Telefonica SA	15,552,229	53,611,548	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$439,132,304	1.6%

TOTAL SPAIN		559,531,544	2.1%

SWEDEN — (2.6%)
Other Securities		720,851,653	2.8%

SWITZERLAND — (7.3%)
# ABB Ltd.	3,085,634	85,688,979	0.3%
Nestle SA	1,728,150	188,124,338	0.7%
Novartis AG, Sponsored ADR	2,012,205	163,250,192	0.6%
Roche Holding AG	634,350	210,476,138	0.8%
Other Securities		1,350,704,803	5.2%

TOTAL SWITZERLAND		1,998,244,450	7.6%

UNITED KINGDOM — (12.6%)
Anglo American PLC	2,478,239	74,233,667	0.3%
BP PLC	11,071,577	61,254,620	0.2%
# BP PLC, Sponsored ADR	3,594,991	119,641,300	0.5%
Glencore PLC	17,549,994	100,615,323	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	78,669,523	0.3%
Imperial Brands PLC	2,613,500	63,662,426	0.3%
# Rio Tinto PLC, Sponsored ADR	1,258,607	67,146,683	0.3%
Shell PLC, Sponsored ADR	3,855,807	214,498,543	0.8%
Other Securities		2,650,012,641	10.0%

TOTAL UNITED KINGDOM		3,429,734,726	13.1%

UNITED STATES — (0.0%)
Other Securities		8,564,035	0.0%

TOTAL COMMON STOCKS		25,705,408,644	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		124,130,155	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,288	0.0%

HONG KONG — (0.0%)
Other Security		1,200	0.0%

TOTAL RIGHTS/WARRANTS		3,488	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,579,746,667)		25,829,542,287

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	127,723,864	1,476,615,596	5.6%

TOTAL INVESTMENTS—(100.0%) (Cost $27,056,971,072)		$27,306,157,883	104.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,254	12/16/22	$237,568,175	$243,464,100	$5,895,925

Total Futures Contracts			$237,568,175	$243,464,100	$5,895,925

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$93,576,689	$1,698,129,372	$2,839	$1,791,708,900
Austria	485,980	134,821,770	—	135,307,750
Belgium	11,946,108	309,884,281	—	321,830,389
Canada	3,163,854,986	8,383,687	—	3,172,238,673
China	6,136,434	14,681,217	—	20,817,651
Denmark	64,790,602	517,619,425	—	582,410,027
Finland	11,027,487	400,189,647	—	411,217,134
France	26,286,560	2,006,921,075	22,344	2,033,229,979
Germany	38,273,094	1,579,891,924	—	1,618,165,018
Hong Kong	260,405	508,113,962	570,684	508,945,051
Ireland	43,399,387	149,751,224	—	193,150,611
Israel	23,848,066	266,313,246	—	290,161,312
Italy	7,092,442	665,231,668	—	672,324,110
Japan	99,590,987	5,592,821,183	—	5,692,412,170
Netherlands	141,851,447	682,674,960	—	824,526,407
New Zealand	242,879	106,855,898	—	107,098,777
Norway	5,642,396	261,845,495	—	267,487,891
Portugal	314,475	77,677,537	—	77,992,012
Singapore	40,661	267,245,237	172,476	267,458,374
Spain	7,924,954	551,606,590	—	559,531,544
Sweden	1,816,871	719,034,782	—	720,851,653
Switzerland	219,863,426	1,778,381,024	—	1,998,244,450
United Kingdom	740,200,484	2,689,491,454	42,788	3,429,734,726
United States	4,643,735	3,920,300	—	8,564,035
Preferred Stocks
Germany	—	124,130,155	—	124,130,155
Rights/Warrants
Australia	—	2,288	—	2,288
Hong Kong	—	1,200	—	1,200
Securities Lending Collateral	—	1,476,615,596	—	1,476,615,596
Futures Contracts**	5,895,925	—	—	5,895,925

TOTAL	$ 4,719,006,480	$ 22,592,236,197	$ 811,131^	$ 27,312,053,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,253,645	$51,474,667
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,029,892
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,941,424
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,401,958
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,954,230
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,762,973
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,315,196

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,349,948)		$82,880,340

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$82,880,340	—	—	$82,880,340

TOTAL	$82,880,340	—	—	$82,880,340

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,721,052,938
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,247,239,833
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,173,860,681
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,146,678,426
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		961,398,453

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,250,230,331

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $60,673,803)	60,673,803	60,673,803

TOTAL INVESTMENTS — (100.0%) (Cost $10,083,101,056)		$9,310,904,134

As of October 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	282	12/16/22	$52,337,807	$54,750,300	$2,412,493

Total Futures Contracts			$52,337,807	$54,750,300	$2,412,493

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,250,230,331	—	—	$9,250,230,331
Temporary Cash Investments	60,673,803	—	—	60,673,803
Futures Contracts**	2,412,493	—	—	2,412,493

TOTAL	$9,313,316,627	—	—	$9,313,316,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$267,616,503

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$267,616,503

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$230,258,109

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$230,258,109

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,405,761

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,405,761

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$616,480,091

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$616,480,091

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (19.3%)
Charter Hall Group	5,556,846	$46,126,501	1.0%
Dexus	12,663,151	63,101,769	1.4%
Goodman Group	19,802,843	215,468,888	4.8%
GPT Group	22,010,883	60,828,518	1.4%
†† GPT Group	38,018,670	114,298	0.0%
Mirvac Group	45,916,507	60,837,775	1.4%
Scentre Group	60,755,944	113,068,070	2.5%
Stockland	27,777,850	64,002,904	1.4%
Vicinity Ltd.	44,636,710	55,646,940	1.3%
Other Securities		215,658,507	4.9%

TOTAL AUSTRALIA		894,854,170	20.1%

BELGIUM — (3.1%)
Aedifica SA	421,895	32,174,865	0.7%
# Cofinimmo SA	360,138	29,868,198	0.7%
Warehouses De Pauw CVA	1,692,699	43,444,676	1.0%
Other Securities		38,958,763	0.9%

TOTAL BELGIUM		144,446,502	3.3%

CANADA — (5.5%)
# Canadian Apartment Properties REIT	956,292	29,614,974	0.7%
# RioCan Real Estate Investment Trust	1,707,034	24,320,865	0.5%
Other Securities		201,601,360	4.5%

TOTAL CANADA		255,537,199	5.7%

CHINA — (0.1%)
Other Securities		5,936,930	0.1%

FRANCE — (3.6%)
Covivio	563,975	30,196,121	0.7%
Gecina SA	512,893	45,726,482	1.0%
Klepierre SA	2,407,296	48,382,433	1.1%
Other Securities		43,851,844	1.0%

TOTAL FRANCE		168,156,880	3.8%

GERMANY — (0.2%)
Other Security		8,314,393	0.2%

HONG KONG — (3.7%)
Link REIT	24,349,827	143,922,397	3.2%
Other Securities		27,041,684	0.6%

TOTAL HONG KONG		170,964,081	3.8%

IRELAND — (0.1%)
Other Security		5,939,219	0.1%

ITALY — (0.1%)
Other Security		2,378,527	0.1%

JAPAN — (25.6%)
Activia Properties, Inc.	8,378	24,816,095	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	15,568	$36,244,836	0.8%
Daiwa House REIT Investment Corp.	26,015	52,505,949	1.2%
GLP J-Reit	51,948	53,874,350	1.2%
Japan Hotel REIT Investment Corp.	52,856	27,847,536	0.6%
Japan Metropolitan Fund Invest	83,690	61,656,874	1.4%
Japan Prime Realty Investment Corp.	10,123	27,492,493	0.6%
Japan Real Estate Investment Corp.	14,931	62,565,179	1.4%
Nippon Building Fund, Inc.	18,583	82,605,957	1.9%
Nippon Prologis REIT, Inc.	25,579	53,672,217	1.2%
Nomura Real Estate Master Fund, Inc.	49,895	56,921,787	1.3%
Orix JREIT, Inc.	30,668	41,144,686	0.9%
# Sekisui House Reit, Inc.	50,622	27,277,248	0.6%
United Urban Investment Corp.	35,634	37,701,753	0.8%
Other Securities		540,290,191	12.2%

TOTAL JAPAN		1,186,617,151	26.7%

MALAYSIA — (0.5%)
Other Securities		22,357,021	0.5%

MEXICO — (2.0%)
Fibra Uno Administracion SA de CV	33,891,372	39,565,307	0.9%
Other Securities		52,585,411	1.2%

TOTAL MEXICO		92,150,718	2.1%

NETHERLANDS — (2.2%)
#* Unibail-Rodamco-Westfield	6,534,333	15,361,581	0.4%
* Unibail-Rodamco-Westfield	1,143,546	54,043,496	1.2%
Other Securities		30,875,241	0.7%

TOTAL NETHERLANDS		100,280,318	2.3%

NEW ZEALAND — (1.3%)
Other Securities		58,283,644	1.3%

SINGAPORE — (10.2%)
# CapitaLand Ascendas REIT	40,054,380	74,108,243	1.7%
CapitaLand Integrated Commercial Trust	60,346,311	80,088,840	1.8%
Frasers Logistics & Commercial Trust	32,823,633	25,510,033	0.6%
Mapletree Industrial Trust	22,971,658	35,719,257	0.8%
# Mapletree Logistics Trust	38,481,647	41,301,170	0.9%
Mapletree Pan Asia Commercial Trust	25,357,006	28,455,859	0.6%
Other Securities		187,574,331	4.2%

TOTAL SINGAPORE		472,757,733	10.6%

SOUTH AFRICA — (1.9%)
# Growthpoint Properties Ltd.	39,459,664	27,826,389	0.6%
Other Securities		60,278,017	1.4%

TOTAL SOUTH AFRICA		88,104,406	2.0%

SOUTH KOREA — (0.2%)
Other Securities		10,133,289	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,784,812	32,082,241	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$22,364,456	0.5%

TOTAL SPAIN		54,446,697	1.2%

TAIWAN — (0.3%)
Other Securities		14,548,960	0.3%

TURKEY — (0.4%)
Other Securities		19,393,016	0.4%

UNITED KINGDOM — (12.9%)
Big Yellow Group PLC	2,268,487	29,189,892	0.7%
British Land Co. PLC	11,252,563	47,203,244	1.1%
Derwent London PLC	1,239,724	30,682,288	0.7%
Land Securities Group PLC	8,760,590	57,284,485	1.3%
LondonMetric Property PLC	12,296,949	26,369,879	0.6%
Safestore Holdings PLC	2,769,829	28,696,480	0.6%
Segro PLC	15,068,209	135,613,869	3.1%
Tritax Big Box REIT PLC	23,378,269	37,590,912	0.8%
UNITE Group PLC	4,193,305	42,834,393	1.0%
Other Securities		164,025,697	3.6%

TOTAL UNITED KINGDOM		599,491,139	13.5%

TOTAL COMMON STOCKS (Cost $5,316,255,361)		4,375,091,993	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,487,650	259,979,719	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $5,576,312,168)		$4,635,071,712	104.1%

As of October 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	213	12/16/22	$39,773,173	$41,353,950	$1,580,777

Total Futures Contracts			$39,773,173	$41,353,950	$1,580,777

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$264,342	$894,475,530	$114,298	$894,854,170
Belgium	—	144,446,502	—	144,446,502
Canada	255,537,199	—	—	255,537,199
China	—	5,936,930	—	5,936,930

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
France	—	$168,156,880	—		$168,156,880
Germany	—	8,314,393	—		8,314,393
Hong Kong	—	170,964,081	—		170,964,081
Ireland	—	5,939,219	—		5,939,219
Italy	—	2,378,527	—		2,378,527
Japan	—	1,186,617,151	—		1,186,617,151
Malaysia	—	22,357,021	—		22,357,021
Mexico	$92,150,718	—	—		92,150,718
Netherlands	—	100,280,318	—		100,280,318
New Zealand	—	58,283,644	—		58,283,644
Singapore	—	472,757,733	—		472,757,733
South Africa	—	88,104,406	—		88,104,406
South Korea	—	10,133,289	—		10,133,289
Spain	—	54,446,697	—		54,446,697
Taiwan	—	14,548,960	—		14,548,960
Turkey	—	19,393,016	—		19,393,016
United Kingdom	—	599,491,139	—		599,491,139
Securities Lending Collateral	—	259,979,719	—		259,979,719
Futures Contracts**	1,580,777	—	—		1,580,777

TOTAL.	$349,533,036	$4,287,005,155	$114,298	^	$4,636,652,489

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.7%)
UNITED STATES — (59.7%)
#	Alexandria Real Estate Equities, Inc.	647,118	$94,026,245	1.2%
#	American Homes 4 Rent, Class A	1,320,901	42,189,591	0.5%
	American Tower Corp.	1,939,983	401,945,078	5.1%
	Apartment Income REIT Corp.	693,847	26,664,542	0.3%
	AvalonBay Communities, Inc.	595,358	104,259,093	1.3%
	Boston Properties, Inc.	625,689	45,487,590	0.6%
	Brixmor Property Group, Inc.	1,329,571	28,333,158	0.4%
	Camden Property Trust	442,654	51,148,670	0.7%
	Crown Castle, Inc.	1,840,638	245,283,420	3.1%
#	CubeSmart	917,306	38,407,602	0.5%
	Digital Realty Trust, Inc.	1,197,763	120,075,721	1.5%
	EastGroup Properties, Inc.	172,932	27,096,715	0.3%
	Equinix, Inc.	386,875	219,141,475	2.8%
	Equity LifeStyle Properties, Inc.	734,982	47,009,449	0.6%
	Equity Residential	1,579,900	99,565,298	1.3%
	Essex Property Trust, Inc.	277,372	61,643,153	0.8%
	Extra Space Storage, Inc.	569,724	101,091,827	1.3%
#	Federal Realty Investment Trust	317,280	31,404,374	0.4%
	First Industrial Realty Trust, Inc.	583,397	27,787,199	0.4%
	Gaming & Leisure Properties, Inc.	1,020,218	51,133,326	0.6%
	Healthcare Realty Trust, Inc., Class A	1,599,116	32,510,028	0.4%
	Healthpeak Properties, Inc.	2,267,390	53,805,165	0.7%
	Host Hotels & Resorts, Inc.	2,986,477	56,384,686	0.7%
#	Invitation Homes, Inc.	2,588,181	82,019,451	1.0%
#	Iron Mountain, Inc.	1,222,372	61,204,166	0.8%
	Kimco Realty Corp.	2,602,365	55,638,570	0.7%
	Lamar Advertising Co., Class A	383,771	35,395,199	0.5%
#	Life Storage, Inc.	356,502	39,432,631	0.5%
#	Medical Properties Trust, Inc.	2,519,997	28,853,966	0.4%
	Mid-America Apartment Communities, Inc.	490,009	77,151,841	1.0%
	National Retail Properties, Inc.	748,456	31,457,606	0.4%
#	Omega Healthcare Investors, Inc.	1,017,510	32,336,473	0.4%
	Prologis, Inc.	3,920,213	434,163,557	5.5%
	Public Storage	672,049	208,167,178	2.6%
	Realty Income Corp.	2,508,477	156,202,845	2.0%
	Regency Centers Corp.	682,674	41,308,580	0.5%
	Rexford Industrial Realty, Inc.	699,123	38,647,519	0.5%
	SBA Communications Corp.	465,813	125,722,929	1.6%
	Simon Property Group, Inc.	1,375,574	149,910,054	1.9%
	Spirit Realty Capital, Inc.	553,969	21,510,624	0.3%
	STAG Industrial, Inc.	687,773	21,726,749	0.3%
#	STORE Capital Corp.	1,120,845	35,642,871	0.5%
	Sun Communities, Inc.	506,508	68,302,604	0.9%
	UDR, Inc.	1,343,079	53,400,821	0.7%
	Ventas, Inc.	1,679,645	65,724,523	0.8%
#	VICI Properties, Inc.	3,442,758	110,237,096	1.4%
	Welltower, Inc.	1,919,936	117,192,893	1.5%
	WP Carey, Inc.	863,529	65,887,263	0.8%
	Other Securities		624,705,446	7.8%

TOTAL UNITED STATES			4,788,336,860	60.8%

TOTAL COMMON STOCKS			4,788,336,860	60.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
AFFILIATED INVESTMENT COMPANIES — (37.9%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	815,281,171	$2,755,650,355	35.0%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,325,273	281,217,222	3.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,036,867,577	38.6%

TOTAL INVESTMENT SECURITIES (Cost $8,264,551,787)		7,825,204,437

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	16,808,621	194,324,473	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,458,944,245)		$8,019,528,910	101.9%

As of October 31, 2022, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/16/22	$32,249,888	$33,393,800	$1,143,912

Total Futures Contracts			$32,249,888	$33,393,800	$1,143,912

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,788,336,860	—	—	$4,788,336,860
Affiliated Investment Companies	3,036,867,577	—	—	3,036,867,577
Securities Lending Collateral	—	$194,324,473	—	194,324,473
Futures Contracts**	1,143,912	—	—	1,143,912

TOTAL	$7,826,348,349	$194,324,473	—	$8,020,672,822

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.8%)
Whitehaven Coal Ltd.	12,373,145	$71,873,065	0.8%
Other Securities		591,744,114	6.1%

TOTAL AUSTRALIA		663,617,179	6.9%

AUSTRIA — (0.8%)
Other Securities		74,968,388	0.8%

BELGIUM — (1.9%)
Ackermans & van Haaren NV	319,855	44,562,652	0.5%
Euronav NV	3,409,575	59,441,792	0.6%
Other Securities		82,512,686	0.8%

TOTAL BELGIUM		186,517,130	1.9%

CANADA — (12.9%)
# Alamos Gold, Inc., Class A	7,396,140	58,361,291	0.6%
# Birchcliff Energy Ltd.	5,486,552	42,648,795	0.4%
# Canadian Western Bank	1,817,290	31,614,323	0.3%
# Crescent Point Energy Corp.	6,629,597	51,826,042	0.5%
# Crescent Point Energy Corp.	3,894,900	30,497,067	0.3%
# Linamar Corp.	965,007	41,303,305	0.4%
* MEG Energy Corp.	5,253,777	78,555,024	0.8%
# Whitecap Resources, Inc.	7,500,963	58,142,303	0.6%
# Yamana Gold, Inc.	12,243,267	53,741,503	0.6%
Other Securities		807,819,169	8.5%

TOTAL CANADA		1,254,508,822	13.0%

CHINA — (0.1%)
Other Securities		10,064,505	0.1%

DENMARK — (2.9%)
* Jyske Bank AS	1,195,095	64,498,265	0.7%
Sydbank AS	1,477,986	45,005,189	0.5%
Other Securities		177,961,595	1.8%

TOTAL DENMARK		287,465,049	3.0%

FINLAND — (2.0%)
Cargotec Oyj, Class B	921,950	34,674,199	0.4%
# Kemira Oyj	2,771,507	36,596,020	0.4%
# TietoEVRY Oyj	1,319,138	31,447,219	0.3%
Other Securities		91,841,570	0.9%

TOTAL FINLAND		194,559,008	2.0%

FRANCE — (3.8%)
Elis SA	3,427,793	39,254,759	0.4%
Rexel SA	2,338,636	41,733,646	0.4%
SES SA	5,373,290	38,112,461	0.4%
Other Securities		255,507,564	2.7%

TOTAL FRANCE		374,608,430	3.9%

GERMANY — (5.8%)
* Aareal Bank AG	1,191,446	37,676,355	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Aurubis AG	936,015	$59,062,786	0.6%
Freenet AG	1,705,503	33,523,671	0.4%
K&S AG	3,796,021	83,812,305	0.9%
Lanxess AG	1,057,257	35,754,071	0.4%
Rheinmetall AG	195,846	31,835,087	0.3%
Other Securities		279,272,505	2.8%

TOTAL GERMANY		560,936,780	5.8%

GREECE — (0.0%)
Other Securities		1,698	0.0%

HONG KONG — (2.1%)
Other Securities		205,643,458	2.1%

IRELAND — (0.5%)
Bank of Ireland Group PLC	5,511,654	39,687,335	0.4%
Other Securities		10,722,764	0.1%

TOTAL IRELAND		50,410,099	0.5%

ISRAEL — (1.3%)
Other Securities		126,829,931	1.3%

ITALY — (3.8%)
Banco BPM SpA	21,588,080	65,315,073	0.7%
Leonardo SpA	4,980,957	40,017,465	0.4%
Unipol Gruppo SpA	8,415,530	36,219,081	0.4%
Other Securities		232,704,422	2.4%

TOTAL ITALY		374,256,041	3.9%

JAPAN — (25.0%)
Other Securities		2,435,962,994	25.2%

NETHERLANDS — (2.5%)
ASR Nederland NV	2,288,728	100,779,267	1.0%
# SBM Offshore NV	4,336,093	58,682,149	0.6%
Other Securities		84,596,700	0.9%

TOTAL NETHERLANDS		244,058,116	2.5%

NEW ZEALAND — (0.3%)
Other Securities		29,873,647	0.3%

NORWAY — (1.3%)
Other Securities		131,487,640	1.4%

PORTUGAL — (0.2%)
Other Securities		22,020,666	0.2%

SINGAPORE — (0.9%)
Other Securities		86,182,468	0.9%

SPAIN — (2.8%)
Banco de Sabadell SA	93,126,420	73,272,231	0.8%
# Bankinter SA	12,295,019	74,372,052	0.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$125,749,493	1.2%

TOTAL SPAIN		273,393,776	2.8%

SWEDEN — (2.3%)
Other Securities		225,374,205	2.3%

SWITZERLAND — (6.2%)
Adecco Group AG	1,142,686	35,761,459	0.4%
Allreal Holding AG	297,965	42,682,438	0.4%
Baloise Holding AG	352,704	48,187,170	0.5%
Helvetia Holding AG	645,552	64,104,812	0.7%
Siegfried Holding AG	63,680	37,907,305	0.4%
Swiss Prime Site AG	679,052	54,794,690	0.6%
Other Securities		319,017,279	3.2%

TOTAL SWITZERLAND		602,455,153	6.2%

UNITED KINGDOM — (10.5%)
Bellway PLC	1,802,661	38,337,467	0.4%
Close Brothers Group PLC	3,353,167	37,777,068	0.4%
Drax Group PLC	5,687,826	33,965,517	0.4%
Grafton Group PLC	5,205,358	41,212,135	0.4%
Man Group PLC	12,541,246	31,197,686	0.3%
Mediclinic International PLC	6,245,108	35,526,683	0.4%
Paragon Banking Group PLC	6,577,529	32,180,697	0.3%
Redrow PLC	6,765,614	32,556,262	0.3%
Travis Perkins PLC	3,671,580	34,604,591	0.4%
# Vistry Group PLC	5,254,832	36,360,710	0.4%
Other Securities		668,810,003	6.9%

TOTAL UNITED KINGDOM		1,022,528,819	10.6%

UNITED STATES — (0.3%)
Other Securities		25,986,456	0.3%

TOTAL COMMON STOCKS		9,463,710,458	97.9%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		14,392,685	0.2%

TOTAL INVESTMENT SECURITIES (Cost $10,024,140,317)		9,478,103,143

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	24,153,176	279,234,867	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,303,495,096)		$9,757,338,010	101.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	618	12/16/22	$116,562,477	$119,984,700	$3,422,223

Total Futures Contracts			$116,562,477	$119,984,700	$3,422,223

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$663,617,179	—		$663,617,179
Austria	—	74,968,388	—		74,968,388
Belgium	$3,109,047	183,408,083	—		186,517,130
Canada	1,254,084,150	424,672	—		1,254,508,822
China	7,388,355	2,676,150	—		10,064,505
Denmark	—	287,465,049	—		287,465,049
Finland	—	194,559,008	—		194,559,008
France	—	374,608,430	—		374,608,430
Germany	—	560,936,780	—		560,936,780
Greece	—	—	$1,698		1,698
Hong Kong	—	204,675,078	968,380		205,643,458
Ireland	—	50,410,099	—		50,410,099
Israel	149,834	126,680,097	—		126,829,931
Italy	—	374,256,041	—		374,256,041
Japan	3,487,186	2,432,475,808	—		2,435,962,994
Netherlands	—	244,058,116	—		244,058,116
New Zealand	—	29,873,647	—		29,873,647
Norway	1,956,470	129,531,170	—		131,487,640
Portugal	—	22,020,666	—		22,020,666
Singapore	855,094	85,308,487	18,887		86,182,468
Spain	—	273,393,776	—		273,393,776
Sweden	1,401,452	223,972,753	—		225,374,205
Switzerland	—	602,455,153	—		602,455,153
United Kingdom	—	1,022,528,819	—		1,022,528,819
United States	5,255,649	20,730,807	—		25,986,456
Preferred Stocks
Germany	—	14,392,685	—		14,392,685
Securities Lending Collateral	—	279,234,867	—		279,234,867
Futures Contracts**	3,422,223	—	—		3,422,223

TOTAL	$1,281,109,460	$8,478,661,808	$988,965	^	$9,760,760,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.2%)
National Australia Bank Ltd.	297,280	$6,175,113	0.2%
Whitehaven Coal Ltd.	881,890	5,122,718	0.2%
Other Securities		176,231,868	6.1%

TOTAL AUSTRALIA		187,529,699	6.5%

AUSTRIA — (0.6%)
Other Securities		17,908,912	0.6%

BELGIUM — (1.3%)
Solvay SA	74,041	6,681,523	0.2%
Other Securities		32,593,315	1.2%

TOTAL BELGIUM		39,274,838	1.4%

CANADA — (11.9%)
# Bank of Montreal	71,894	6,620,000	0.2%
Canadian Natural Resources Ltd.	99,485	5,963,131	0.2%
Fairfax Financial Holdings Ltd.	12,821	6,296,769	0.2%
# Royal Bank of Canada	61,845	5,722,144	0.2%
Sun Life Financial, Inc.	130,490	5,539,300	0.2%
Suncor Energy, Inc.	242,441	8,337,546	0.3%
# Teck Resources Ltd., Class B	304,989	9,283,865	0.3%
Tourmaline Oil Corp.	187,536	10,566,494	0.4%
West Fraser Timber Co. Ltd.	67,811	5,091,510	0.2%
Other Securities		293,805,569	10.2%

TOTAL CANADA		357,226,328	12.4%

CHINA — (0.1%)
Other Securities		1,997,864	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,174,629	0.2%
Other Securities		60,164,218	2.1%

TOTAL DENMARK		65,338,847	2.3%

FINLAND — (1.5%)
Other Securities		44,643,849	1.5%

FRANCE — (7.0%)
BNP Paribas SA	106,510	4,994,667	0.2%
Bouygues SA	199,685	5,697,242	0.2%
# Carrefour SA	319,239	5,138,295	0.2%
Cie de Saint-Gobain	139,932	5,720,550	0.2%
Cie Generale des Etablissements Michelin SCA	337,352	8,597,095	0.3%
Engie SA	420,294	5,461,028	0.2%
Orange SA	1,286,762	12,260,155	0.4%
TotalEnergies SE	378,407	20,643,370	0.7%
Other Securities		141,054,476	4.9%

TOTAL FRANCE		209,566,878	7.3%

GERMANY — (5.8%)
Allianz SE	36,707	6,603,752	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	137,484	$6,168,995	0.2%
* Commerzbank AG	955,930	7,637,592	0.3%
Ω Covestro AG	160,868	5,460,827	0.2%
Mercedes-Benz Group AG	126,187	7,303,899	0.3%
Other Securities		140,245,901	4.8%

TOTAL GERMANY		173,420,966	6.0%

HONG KONG — (1.8%)
Other Securities		55,499,011	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	179,187	6,488,361	0.2%
Other Securities		13,696,883	0.5%

TOTAL IRELAND		20,185,244	0.7%

ISRAEL — (1.2%)
Other Securities		37,342,505	1.3%

ITALY — (2.4%)
UniCredit SpA	476,352	5,907,363	0.2%
Other Securities		65,407,539	2.3%

TOTAL ITALY		71,314,902	2.5%

JAPAN — (22.2%)
ENEOS Holdings, Inc.	2,151,970	7,098,607	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,276,539	0.2%
SoftBank Group Corp.	158,600	6,808,096	0.3%
Toyota Motor Corp.	430,090	5,967,326	0.2%
Other Securities		643,991,158	22.2%

TOTAL JAPAN		669,141,726	23.2%

NETHERLANDS — (3.2%)
Aegon NV	1,327,980	6,147,428	0.2%
ASR Nederland NV	149,446	6,580,537	0.2%
Koninklijke Ahold Delhaize NV	545,232	15,205,575	0.5%
Other Securities		69,373,530	2.5%

TOTAL NETHERLANDS		97,307,070	3.4%

NEW ZEALAND — (0.4%)
Other Securities		12,251,735	0.4%

NORWAY — (1.0%)
Other Securities		30,315,895	1.0%

PORTUGAL — (0.3%)
Other Securities		10,122,894	0.3%

SINGAPORE — (1.0%)
Other Securities		30,255,778	1.0%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	1,438,737	7,422,139	0.3%
Repsol SA	415,110	5,647,349	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$51,949,890	1.8%

TOTAL SPAIN		65,019,378	2.3%

SWEDEN — (2.4%)
Other Securities		73,654,417	2.6%

SWITZERLAND — (7.3%)
Julius Baer Group Ltd.	127,245	6,105,070	0.2%
Nestle SA	126,847	13,808,412	0.5%
Novartis AG, Sponsored ADR	112,884	9,158,279	0.3%
Swiss Life Holding AG	10,701	5,181,660	0.2%
Swisscom AG	15,415	7,611,759	0.3%
Zurich Insurance Group AG	14,535	6,194,437	0.2%
Other Securities		172,472,657	5.9%

TOTAL SWITZERLAND		220,532,274	7.6%

UNITED KINGDOM — (11.5%)
3i Group PLC	398,043	5,301,281	0.2%
BP PLC	1,487,940	8,232,179	0.3%
British American Tobacco PLC	154,373	6,096,722	0.2%
BT Group PLC	4,467,397	6,657,451	0.2%
Glencore PLC	873,439	5,007,488	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	8,312,602	0.3%
Shell PLC, Sponsored ADR	333,674	18,562,285	0.7%
Other Securities		287,483,824	9.9%

TOTAL UNITED KINGDOM.		345,653,832	12.0%

UNITED STATES — (0.1%)
Other Securities		2,160,139	0.1%

TOTAL COMMON STOCKS		2,837,664,981	98.4%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		10,803,933	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		1,491	0.0%

CANADA — (0.0%)
Other Securities		54,197	0.0%

HONG KONG — (0.0%)
Other Security		186	0.0%

TOTAL RIGHTS/WARRANTS		55,874	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,790,321,925)		2,848,524,788

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	13,790,366	$159,430,421	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,949,818,119)		$3,007,955,209	104.3%

As of October 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/16/22	$17,034,449	$17,473,500	$439,051

Total Futures Contracts			$17,034,449	$17,473,500	$439,051

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,348,097	$183,139,455	$42,147	$187,529,699
Austria	42,430	17,866,482	—	17,908,912
Belgium	3,021,855	36,252,983	—	39,274,838
Canada	356,310,408	915,920	—	357,226,328
China	562,780	1,435,084	—	1,997,864
Denmark	—	65,338,847	—	65,338,847
Finland	—	44,643,849	—	44,643,849
France	405,489	209,159,773	1,616	209,566,878
Germany	5,976,454	167,444,512	—	173,420,966
Hong Kong	—	55,378,352	120,659	55,499,011
Ireland	6,488,361	13,696,883	—	20,185,244
Israel	4,424,117	32,918,388	—	37,342,505
Italy	1,841,896	69,473,006	—	71,314,902
Japan	9,691,387	659,450,339	—	669,141,726
Netherlands	10,120,177	87,186,893	—	97,307,070
New Zealand	10,700	12,241,035	—	12,251,735
Norway	307,540	30,008,355	—	30,315,895
Portugal	—	10,122,894	—	10,122,894
Singapore	20,133	30,234,581	1,064	30,255,778
Spain	1,797,257	63,222,121	—	65,019,378
Sweden	206,058	73,448,359	—	73,654,417
Switzerland	19,678,114	200,854,160	—	220,532,274
United Kingdom	49,109,740	296,523,328	20,764	345,653,832
United States	769,182	1,390,957	—	2,160,139
Preferred Stocks
Germany	—	10,803,933	—	10,803,933
Rights/Warrants
Australia	—	1,491	—	1,491
Canada	—	54,197	—	54,197
Hong Kong	—	186	—	186

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$159,430,421	—		$159,430,421
Futures Contracts**	$439,051	—	—		439,051

TOTAL	$475,571,226	$2,532,636,784	$186,250	^	$3,008,394,260

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	260,623	$6,260,217	0.4%
BHP Group Ltd.	242,244	5,782,310	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	21,031,045	1.3%
Other Securities		89,700,297	5.5%

TOTAL AUSTRALIA		122,773,869	7.6%

AUSTRIA — (0.2%)
Other Securities		2,776,158	0.2%

BELGIUM — (0.6%)
Other Securities		10,348,979	0.7%

CANADA — (11.1%)
Alimentation Couche-Tard, Inc.	184,394	8,256,347	0.5%
Canadian National Railway Co.	103,129	12,217,874	0.8%
Canadian National Railway Co.	52,046	6,164,328	0.4%
# Canadian Natural Resources Ltd.	277,342	16,623,879	1.0%
Constellation Software, Inc.	6,141	8,879,579	0.6%
National Bank of Canada	139,276	9,483,056	0.6%
# Royal Bank of Canada	128,018	11,844,731	0.7%
Suncor Energy, Inc.	311,402	10,709,115	0.7%
Other Securities		105,724,303	6.5%

TOTAL CANADA		189,903,212	11.8%

CHINA — (0.0%)
Other Securities		562,875	0.0%

DENMARK — (3.3%)
Novo Nordisk AS, Class B	490,008	53,279,182	3.3%
Other Securities		2,886,381	0.2%

TOTAL DENMARK		56,165,563	3.5%

FINLAND — (1.1%)
Other Securities		18,946,685	1.2%

FRANCE — (8.2%)
Airbus SE	114,996	12,442,994	0.8%
Hermes International	6,104	7,900,926	0.5%
Kering SA	19,489	8,925,199	0.6%
LVMH Moet Hennessy Louis Vuitton SE	67,951	42,876,713	2.7%
Teleperformance	29,391	7,874,726	0.5%
# TotalEnergies SE	425,414	23,207,759	1.4%
Other Securities		36,736,800	2.2%

TOTAL FRANCE		139,965,117	8.7%

GERMANY — (5.5%)
Bayer AG	221,721	11,658,318	0.7%
Deutsche Telekom AG	866,133	16,348,681	1.0%
E.ON SE	948,865	7,945,780	0.5%
Mercedes-Benz Group AG	193,985	11,228,152	0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,781,070	3.0%

TOTAL GERMANY		93,962,001	5.9%

HONG KONG — (1.7%)
Hong Kong Exchanges & Clearing Ltd.	293,437	7,788,874	0.5%
Other Securities		21,738,418	1.3%

TOTAL HONG KONG		29,527,292	1.8%

IRELAND — (0.5%)
Other Securities		8,423,333	0.5%

ISRAEL — (0.7%)
Other Securities		11,578,328	0.7%

ITALY — (1.8%)
Stellantis NV	716,336	9,664,495	0.6%
Other Securities		21,705,890	1.4%

TOTAL ITALY		31,370,385	2.0%

JAPAN — (18.4%)
Fast Retailing Co. Ltd.	14,000	7,799,976	0.5%
Hitachi Ltd.	264,700	12,010,447	0.7%
KDDI Corp.	492,100	14,544,985	0.9%
Nintendo Co. Ltd.	265,000	10,758,760	0.7%
Recruit Holdings Co. Ltd.	267,200	8,222,056	0.5%
Sony Group Corp.	328,700	22,165,764	1.4%
Tokyo Electron Ltd.	33,900	8,918,969	0.6%
Other Securities		231,845,918	14.4%

TOTAL JAPAN		316,266,875	19.7%

NETHERLANDS — (3.6%)
ASML Holding NV	25,123	11,784,863	0.7%
ASML Holding NV	66,262	31,303,494	1.9%
Wolters Kluwer NV	98,091	10,423,004	0.7%
Other Securities		8,696,272	0.6%

TOTAL NETHERLANDS		62,207,633	3.9%

NEW ZEALAND — (0.3%)
Other Securities		5,502,090	0.3%

NORWAY — (1.0%)
Equinor ASA	304,550	11,095,889	0.7%
Other Securities		6,816,324	0.4%

TOTAL NORWAY		17,912,213	1.1%

PORTUGAL — (0.1%)
Other Securities		2,472,556	0.2%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,340,708	0.6%
Other Securities		7,523,948	0.5%

TOTAL SINGAPORE		16,864,656	1.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.6%)
Repsol SA	593,804	$8,078,386	0.5%
Other Securities		19,069,819	1.2%

TOTAL SPAIN		27,148,205	1.7%

SWEDEN — (2.5%)
Other Securities		42,420,867	2.6%

SWITZERLAND — (8.2%)
Givaudan SA	3,610	10,782,851	0.7%
Roche Holding AG	8,192	3,325,052	0.2%
Roche Holding AG	183,630	60,928,089	3.8%
Sika AG	49,049	11,059,359	0.7%
Other Securities		54,162,814	3.3%

TOTAL SWITZERLAND		140,258,165	8.7%

UNITED KINGDOM — (14.3%)
Anglo American PLC	335,117	10,038,162	0.6%
Ashtead Group PLC	224,550	11,697,488	0.7%
BAE Systems PLC	967,945	9,053,735	0.6%
Diageo PLC	80,730	3,322,238	0.2%
# Diageo PLC, Sponsored ADR	106,135	17,721,361	1.1%
Ferguson PLC	94,077	10,259,936	0.6%
Glencore PLC	1,388,177	7,958,514	0.5%
GSK PLC.	1,204,965	19,738,624	1.2%
Imperial Brands PLC	553,895	13,492,366	0.8%
Reckitt Benckiser Group PLC	131,666	8,737,877	0.5%
# RELX PLC, Sponsored ADR	334,644	9,022,002	0.6%
Rio Tinto PLC	94,176	4,921,790	0.3%
# Rio Tinto PLC, Sponsored ADR	251,488	13,416,885	0.8%
SSE PLC	648,002	11,580,364	0.7%
Unilever PLC	48,760	2,216,354	0.1%
Unilever PLC	62,170	2,837,577	0.2%
# Unilever PLC, Sponsored ADR	587,080	26,718,011	1.7%
Other Securities		61,732,778	4.0%

TOTAL UNITED KINGDOM		244,466,062	15.2%

TOTAL COMMON STOCKS		1,591,823,119	99.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		8,380,467	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,645,167,059)		1,600,203,586

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	9,844,627	113,813,732	7.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,759,023,239)		$1,714,017,318	106.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,548,895	$97,224,974	—	$122,773,869
Austria	—	2,776,158	—	2,776,158
Belgium	—	10,348,979	—	10,348,979
Canada	189,903,212	—	—	189,903,212
China	—	562,875	—	562,875
Denmark	—	56,165,563	—	56,165,563
Finland	—	18,946,685	—	18,946,685
France	1,942,479	138,022,638	—	139,965,117
Germany	—	93,962,001	—	93,962,001
Hong Kong	—	29,527,292	—	29,527,292
Ireland	3,049,317	5,374,016	—	8,423,333
Israel	1,412,677	10,165,651	—	11,578,328
Italy	3,589,675	27,780,710	—	31,370,385
Japan	—	316,266,875	—	316,266,875
Netherlands	31,303,494	30,904,139	—	62,207,633
New Zealand	—	5,502,090	—	5,502,090
Norway	—	17,912,213	—	17,912,213
Portugal	—	2,472,556	—	2,472,556
Singapore	—	16,864,656	—	16,864,656
Spain	—	27,148,205	—	27,148,205
Sweden	—	42,420,867	—	42,420,867
Switzerland	3,623,423	136,634,742	—	140,258,165
United Kingdom	69,713,115	174,752,947	—	244,466,062
Preferred Stocks
Germany	—	8,380,467	—	8,380,467
Securities Lending Collateral	—	113,813,732	—	113,813,732

TOTAL	$330,086,287	$1,383,931,031	—	$1,714,017,318

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$119,817,346
Investment in Dimensional Emerging Markets Value Fund		58,079,423
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc	960,882	16,152,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $194,249,127)		$194,049,195

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$194,049,195	—	—	$194,049,195

TOTAL	$194,049,195	—	—	$194,049,195

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (4.5%)
BHP Group Ltd.	352,621	$8,470,028	0.3%
Commonwealth Bank of Australia	87,813	5,887,576	0.2%
Other Securities		130,988,672	4.2%

TOTAL AUSTRALIA		145,346,276	4.7%

AUSTRIA — (0.3%)
Other Securities		10,876,886	0.4%

BELGIUM — (0.8%)
Other Securities		24,505,995	0.8%

BRAZIL — (1.6%)
Vale SA	558,139	7,253,483	0.3%
Other Securities		43,819,411	1.3%

TOTAL BRAZIL		51,072,894	1.6%

CANADA — (8.0%)
Bank of Montreal	69,809	6,428,013	0.2%
Canadian National Railway Co.	42,191	4,997,102	0.2%
Canadian Natural Resources Ltd.	152,688	9,152,119	0.3%
Nutrien Ltd.	65,469	5,532,108	0.2%
Royal Bank of Canada	93,782	8,677,081	0.3%
Royal Bank of Canada	97,598	9,024,887	0.3%
Suncor Energy, Inc.	165,422	5,688,863	0.2%
Toronto-Dominion Bank	89,325	5,715,907	0.2%
Other Securities		204,390,427	6.4%

TOTAL CANADA		259,606,507	8.3%

CHILE — (0.1%)
Other Securities		4,431,245	0.1%

CHINA — (7.1%)
China Construction Bank Corp., Class H	12,746,000	6,764,152	0.2%
Tencent Holdings Ltd.	442,200	11,619,589	0.4%
Other Securities		213,438,944	6.8%

TOTAL CHINA		231,822,685	7.4%

COLOMBIA — (0.0%)
Other Securities		1,025,541	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,198,559	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	15,457,234	0.5%
Other Securities		34,183,772	1.1%

TOTAL DENMARK		49,641,006	1.6%

EGYPT — (0.0%)
Other Securities		162,722	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$32,274,591	1.0%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	13,761,992	0.5%
Orange SA	575,945	5,487,553	0.2%
# TotalEnergies SE	355,054	19,369,385	0.6%
Vinci SA	66,104	6,084,010	0.2%
Other Securities		123,807,332	3.9%

TOTAL FRANCE		168,510,272	5.4%

GERMANY — (4.1%)
BASF SE	130,893	5,873,252	0.2%
Bayer AG	122,338	6,432,658	0.2%
Deutsche Telekom AG	482,206	9,101,872	0.3%
Mercedes-Benz Group AG	117,589	6,806,234	0.2%
Other Securities		106,747,629	3.4%

TOTAL GERMANY		134,961,645	4.3%

GREECE — (0.1%)
Other Securities		2,638,296	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	6,312,830	0.2%
Other Securities		34,809,623	1.1%

TOTAL HONG KONG		41,122,453	1.3%

HUNGARY — (0.0%)
Other Securities		1,633,284	0.1%

INDIA — (5.7%)
Infosys Ltd.	301,896	5,632,610	0.2%
Reliance Industries Ltd.	235,961	7,270,140	0.3%
Other Securities		171,251,207	5.4%

TOTAL INDIA		184,153,957	5.9%

INDONESIA — (0.7%)
Other Securities		22,761,801	0.7%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	6,942,326	0.2%
Other Securities		10,486,714	0.4%

TOTAL IRELAND		17,429,040	0.6%

ISRAEL — (0.7%)
Other Securities		24,275,886	0.8%

ITALY — (1.8%)
Eni SpA	388,066	5,096,749	0.2%
Stellantis NV	476,957	6,434,897	0.2%
Other Securities		45,535,683	1.4%

TOTAL ITALY		57,067,329	1.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (14.1%)
Hitachi Ltd.	119,200	$5,408,558	0.2%
Sony Group Corp.	104,000	7,013,202	0.3%
Toyota Motor Corp.	907,715	12,594,182	0.4%
Other Securities		435,126,738	13.8%

TOTAL JAPAN		460,142,680	14.7%

MALAYSIA — (0.5%)
Other Securities		16,846,749	0.5%

MEXICO — (0.8%)
Other Securities		25,482,157	0.8%

NETHERLANDS — (2.0%)
ASML Holding NV	20,610	9,736,576	0.3%
Koninklijke Ahold Delhaize NV	198,063	5,523,626	0.2%
Other Securities		48,603,742	1.6%

TOTAL NETHERLANDS		63,863,944	2.1%

NEW ZEALAND — (0.3%)
Other Securities		8,487,603	0.3%

NORWAY — (0.7%)
Other Securities		22,459,223	0.7%

PERU — (0.0%)
Other Securities		341,571	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,707,820	0.3%

POLAND — (0.2%)
Other Securities		7,137,048	0.2%

PORTUGAL — (0.2%)
Other Securities		6,189,656	0.2%

QATAR — (0.3%)
Other Securities		10,724,413	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		35,711,761	1.2%

SINGAPORE — (0.7%)
Other Securities		22,860,164	0.7%

SOUTH AFRICA — (1.3%)
Other Securities		43,126,097	1.4%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	27,532,762	0.9%
Other Securities		89,359,031	2.9%

TOTAL SOUTH KOREA		116,891,793	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,386,144	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$41,923,084	1.3%

TOTAL SPAIN		47,309,228	1.5%

SWEDEN — (1.8%)
Other Securities		59,696,629	1.9%

SWITZERLAND — (5.1%)
ABB Ltd.	223,366	6,202,941	0.2%
Givaudan SA	1,803	5,385,452	0.2%
Nestle SA	146,245	15,920,055	0.5%
Novartis AG	88,289	7,141,760	0.2%
Novartis AG, Sponsored ADR	61,524	4,991,442	0.2%
Roche Holding AG	58,789	19,506,080	0.6%
Other Securities		105,807,368	3.4%

TOTAL SWITZERLAND		164,955,098	5.3%

TAIWAN — (4.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	14,065,978	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	7,962,662	0.3%
Other Securities		134,878,966	4.2%

TOTAL TAIWAN		156,907,606	5.0%

THAILAND — (0.8%)
Other Securities.		24,416,349	0.8%

TURKEY — (0.3%)
Other Securities		8,632,922	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		11,966,771	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	338,022	11,249,372	0.4%
British American Tobacco PLC	141,356	5,582,636	0.2%
Glencore PLC	1,482,781	8,500,885	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	5,976,556	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	9,224,962	0.3%
Shell PLC, Sponsored ADR	428,414	23,832,671	0.8%
# Unilever PLC, Sponsored ADR	116,930	5,321,484	0.2%
Other Securities		205,281,455	6.4%

TOTAL UNITED KINGDOM		274,970,021	8.8%

UNITED STATES — (0.0%)
Other Securities		945,358	0.0%

TOTAL COMMON STOCKS		3,064,291,531	98.1%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.4%)
Other Securities		11,626,826	0.4%

CHILE — (0.0%)
Other Securities		168,225	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$168,281	0.0%

GERMANY — (0.3%)
Other Securities		9,081,770	0.3%

PHILIPPINES — (0.0%)
Other Security		34,233	0.0%

SOUTH KOREA — (0.0%)
Other Security		278	0.0%

THAILAND — (0.0%)
Other Security		115,176	0.0%

TOTAL PREFERRED STOCKS.		21,194,789	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		285	0.0%

BRAZIL — (0.0%)
Other Securities		3,311	0.0%

HONG KONG — (0.0%)
Other Security		103	0.0%

INDIA — (0.0%)
Other Security		9,300	0.0%

INDONESIA — (0.0%)
Other Security		479	0.0%

MALAYSIA — (0.0%)
Other Security		4,387	0.0%

SAUDI ARABIA — (0.0%)
Other Security		3,245	0.0%

SOUTH KOREA — (0.0%)
Other Securities		2,167	0.0%

TAIWAN — (0.0%)
Other Securities		10,035	0.0%

THAILAND — (0.0%)
Other Securities		462	0.0%

TOTAL RIGHTS/WARRANTS		33,774	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,168,683,871)		3,085,520,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	14,470,830	$167,297,264	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,336,052,772)		$3,252,817,358	104.2%

As of October 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	128	12/16/22	$23,984,116	$24,851,200	$867,084

Total Futures Contracts			$23,984,116	$24,851,200	$867,084

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,272,824	$138,068,634	$4,818	$145,346,276
Austria	41,465	10,835,421	—	10,876,886
Belgium	537,208	23,968,787	—	24,505,995
Brazil	50,798,514	274,380	—	51,072,894
Canada	258,904,825	701,682	—	259,606,507
Chile	922,918	3,508,327	—	4,431,245
China	16,040,899	214,973,516	808,270	231,822,685
Colombia	964,595	60,946	—	1,025,541
Czech Republic	—	1,198,559	—	1,198,559
Denmark	—	49,641,006	—	49,641,006
Egypt	77,097	85,625	—	162,722
Finland	548,244	31,726,347	—	32,274,591
France	368,182	168,140,162	1,928	168,510,272
Germany	1,507,363	133,454,282	—	134,961,645
Greece	7,253	2,629,812	1,231	2,638,296
Hong Kong	467,105	40,604,384	50,964	41,122,453
Hungary	—	1,633,284	—	1,633,284
India	3,291,919	180,861,771	267	184,153,957
Indonesia	174,624	22,545,712	41,465	22,761,801
Ireland	6,942,326	10,486,714	—	17,429,040
Israel	2,949,430	21,326,456	—	24,275,886
Italy	578,714	56,488,615	—	57,067,329
Japan	1,732,396	458,410,284	—	460,142,680
Malaysia	—	16,846,592	157	16,846,749
Mexico	25,352,685	129,267	205	25,482,157
Netherlands	11,290,855	52,573,089	—	63,863,944
New Zealand	—	8,487,603	—	8,487,603
Norway	31,689	22,427,534	—	22,459,223
Peru	341,544	—	27	341,571
Philippines	23,089	7,684,731	—	7,707,820
Poland	—	7,137,048	—	7,137,048
Portugal	—	6,189,656	—	6,189,656
Qatar	—	10,724,413	—	10,724,413

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$35,081	$35,676,680	—		$35,711,761
Singapore	—	22,845,150	$15,014		22,860,164
South Africa	4,254,717	38,871,380	—		43,126,097
South Korea	560,925	116,240,174	90,694		116,891,793
Spain	426,884	46,882,344	—		47,309,228
Sweden	113,903	59,582,726	—		59,696,629
Switzerland	12,061,310	152,893,788	—		164,955,098
Taiwan	8,199,731	148,686,595	21,280		156,907,606
Thailand	23,832,210	584,139	—		24,416,349
Turkey	—	8,632,922	—		8,632,922
United Arab Emirates	—	11,966,771	—		11,966,771
United Kingdom	72,790,913	202,175,231	3,877		274,970,021
United States	301,845	643,513	—		945,358
Preferred Stocks
Brazil	11,606,098	20,728	—		11,626,826
Chile	—	168,225	—		168,225
Colombia	168,281	—	—		168,281
Germany	—	9,081,770	—		9,081,770
Philippines	—	34,233	—		34,233
South Korea	—	278	—		278
Thailand	115,176	—	—		115,176
Rights/Warrants
Australia	—	285	—		285
Brazil	—	3,311	—		3,311
Hong Kong	—	103	—		103
India	—	9,300	—		9,300
Indonesia	—	479	—		479
Malaysia	—	4,387	—		4,387
Saudi Arabia	—	3,245	—		3,245
South Korea	—	2,167	—		2,167
Taiwan	—	10,035	—		10,035
Thailand	—	462	—		462
Securities Lending Collateral	—	167,297,264	—		167,297,264
Futures Contracts**	867,084	—	—		867,084

TOTAL	$526,501,921	$2,726,142,324	$1,040,197	^	$3,253,684,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
AUSTRALIA — (5.1%)
Incitec Pivot Ltd.	445,077	$1,070,388	0.2%
OZ Minerals Ltd.	93,959	1,454,860	0.3%
Whitehaven Coal Ltd.	222,477	1,292,323	0.2%
Other Securities		25,062,003	4.4%

TOTAL AUSTRALIA		28,879,574	5.1%

AUSTRIA — (0.6%)
Other Securities		3,602,917	0.6%

BELGIUM — (1.3%)
Ageas SA	52,470	1,816,416	0.3%
Other Securities		5,353,515	1.0%

TOTAL BELGIUM		7,169,931	1.3%

BRAZIL — (1.5%)
Other Securities		8,436,425	1.5%

CANADA — (8.9%)
AltaGas Ltd	69,373	1,251,143	0.2%
ARC Resources Ltd.	157,602	2,218,817	0.4%
iA Financial Corp., Inc.	30,644	1,705,456	0.3%
* MEG Energy Corp.	81,109	1,212,750	0.2%
Shaw Communications, Inc., Class B	49,246	1,265,130	0.2%
Tourmaline Oil Corp.	49,686	2,799,499	0.5%
West Fraser Timber Co. Ltd.	20,594	1,546,269	0.3%
Whitecap Resources, Inc.	159,435	1,235,828	0.2%
Yamana Gold, Inc.	275,277	1,208,321	0.2%
Other Securities		36,116,827	6.4%

TOTAL CANADA		50,560,040	8.9%

CHILE — (0.1%)
Other Securities		633,668	0.1%

CHINA — (5.8%)
Other Securities		32,973,778	5.8%

COLOMBIA — (0.0%)
Other Securities		132,549	0.0%

DENMARK — (1.7%)
Other Securities		9,498,918	1.7%

FINLAND — (1.4%)
Valmet Oyj	47,799	1,087,104	0.2%
Other Securities		6,922,780	1.2%

TOTAL FINLAND		8,009,884	1.4%

FRANCE — (3.9%)
Alstom SA	68,483	1,409,464	0.3%
Bouygues SA	39,233	1,119,362	0.2%
Carrefour SA	63,770	1,026,407	0.2%
Eiffage SA	20,030	1,811,148	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
* Renault SA	55,113	$1,696,885	0.3%
Other Securities		14,833,545	2.6%

TOTAL FRANCE		21,896,811	3.9%

GERMANY — (5.1%)
* Commerzbank AG	337,220	2,694,286	0.5%
Ω Covestro AG	58,959	2,001,423	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,325,578	0.2%
HeidelbergCement AG	41,205	1,894,885	0.3%
K&S AG	63,951	1,411,973	0.3%
Rheinmetall AG	7,900	1,284,158	0.2%
Other Securities		18,202,261	3.2%

TOTAL GERMANY		28,814,564	5.1%

GREECE — (0.1%)
Other Securities		616,920	0.1%

HONG KONG — (1.5%)
Other Securities		8,626,606	1.5%

HUNGARY — (0.0%)
Other Security		148,573	0.0%

INDIA — (6.2%)
UPL Ltd	117,632	1,041,029	0.2%
Other Securities		34,424,112	6.0%

TOTAL INDIA		35,465,141	6.2%

INDONESIA — (0.7%)
Other Securities		3,980,281	0.7%

IRELAND — (0.8%)
Bank of Ireland Group PLC	330,642	2,380,825	0.4%
Other Securities		2,158,573	0.4%

TOTAL IRELAND		4,539,398	0.8%

ISRAEL — (1.3%)
Other Securities		7,177,292	1.3%

ITALY — (2.6%)
Banco BPM SpA	394,306	1,192,980	0.2%
Mediobanca Banca di Credito Finanziario SpA	168,607	1,527,509	0.3%
Other Securities		11,846,773	2.1%

TOTAL ITALY		14,567,262	2.6%

JAPAN — (17.2%)
Concordia Financial Group Ltd.	366,700	1,118,883	0.2%
Sojitz Corp.	72,740	1,072,330	0.2%
Other Securities		95,329,039	16.8%

TOTAL JAPAN		97,520,252	17.2%

MALAYSIA — (0.6%)
Other Securities		3,122,991	0.6%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (0.8%)
Other Securities		$4,250,539	0.8%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV	112,128	1,102,289	0.2%
Aegon NV	419,896	1,943,765	0.4%
ASR Nederland NV	43,712	1,924,765	0.3%
Other Securities		5,939,140	1.0%

TOTAL NETHERLANDS		10,909,959	1.9%

NEW ZEALAND — (0.2%)
Other Securities		1,385,842	0.2%

NORWAY — (0.9%)
Other Securities		4,990,076	0.9%

PHILIPPINES — (0.2%)
Other Securities		1,137,782	0.2%

POLAND — (0.2%)
Other Securities		1,009,810	0.2%

PORTUGAL — (0.3%)
Other Securities		1,971,152	0.3%

QATAR — (0.2%)
Other Securities		1,273,087	0.2%

SAUDI ARABIA — (1.3%)
Other Securities		7,309,539	1.3%

SINGAPORE — (0.7%)
Other Securities		3,951,060	0.7%

SOUTH AFRICA — (1.1%)
Other Securities		5,999,431	1.1%

SOUTH KOREA — (3.2%)
Other Securities		18,341,470	3.2%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,246,291	0.2%
Bankinter SA	197,117	1,192,352	0.2%
Other Securities		5,040,325	0.9%

TOTAL SPAIN		7,478,968	1.3%

SWEDEN — (1.5%)
Other Securities		8,644,257	1.5%

SWITZERLAND — (3.9%)
Baloise Holding AG	13,916	1,901,233	0.3%
Julius Baer Group Ltd.	31,228	1,498,284	0.3%
Swatch Group AG	7,058	1,585,999	0.3%
Swiss Prime Site AG	16,975	1,369,762	0.3%
Other Securities		15,801,712	2.7%

TOTAL SWITZERLAND		22,156,990	3.9%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (5.1%)
Other Securities		$29,148,900	5.1%

THAILAND — (0.7%)
Other Securities		3,912,834	0.7%

TURKEY — (0.2%)
Other Securities		1,296,493	0.2%

UNITED ARAB EMIRATES — (0.4%)
Emaar Properties PJSC	908,458	1,499,641	0.3%
Other Securities		1,009,511	0.1%

TOTAL UNITED ARAB EMIRATES		2,509,152	0.4%

UNITED KINGDOM — (8.7%)
Barratt Developments PLC	294,947	1,272,132	0.2%
Beazley PLC	157,957	1,132,838	0.2%
Centrica PLC	1,480,134	1,300,610	0.2%
DS Smith PLC	398,008	1,327,325	0.2%
J Sainsbury PLC	524,764	1,169,748	0.2%
Johnson Matthey PLC	46,446	1,030,989	0.2%
Kingfisher PLC	587,635	1,476,393	0.3%
Melrose Industries PLC	1,024,099	1,373,709	0.3%
Taylor Wimpey PLC	1,049,610	1,128,465	0.2%
Other Securities		38,162,505	6.7%

TOTAL UNITED KINGDOM		49,374,714	8.7%

UNITED STATES — (0.1%)
Other Securities		600,952	0.1%

TOTAL COMMON STOCKS		564,026,782	99.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		733,993	0.1%

GERMANY — (0.3%)
Other Securities		1,361,468	0.3%

PHILIPPINES — (0.0%)
Other Security		13,984	0.0%

SOUTH KOREA — (0.0%)
Other Securities		10,073	0.0%

THAILAND — (0.0%)
Other Security		44,710	0.0%

TOTAL PREFERRED STOCKS		2,164,228	0.4%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		371	0.0%

MALAYSIA — (0.0%)
Other Securities		3,004	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$3,118	0.0%

TAIWAN — (0.0%)
Other Securities		1,238	0.0%

THAILAND — (0.0%)
Other Securities		477	0.0%

TOTAL RIGHTS/WARRANTS		8,208	0.0%

TOTAL INVESTMENT SECURITIES (Cost $652,274,007)		566,199,218

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	138,334	1,599,274	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $653,873,721)		$567,798,492	100.0%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$130,232	$28,749,342	—	$28,879,574
Austria	—	3,602,917	—	3,602,917
Belgium	493,178	6,676,753	—	7,169,931
Brazil	8,328,731	107,694	—	8,436,425
Canada	50,544,558	15,482	—	50,560,040
Chile	—	633,668	—	633,668
China	1,098,697	31,467,344	$407,737	32,973,778
Colombia	132,549	—	—	132,549
Denmark	—	9,498,918	—	9,498,918
Finland	—	8,009,884	—	8,009,884
France	—	21,896,811	—	21,896,811
Germany	—	28,814,564	—	28,814,564
Greece	1,075	615,845	—	616,920
Hong Kong	179,447	8,413,363	33,796	8,626,606
Hungary	—	148,573	—	148,573
India	47,950	35,417,021	170	35,465,141
Indonesia	—	3,971,559	8,722	3,980,281
Ireland	—	4,539,398	—	4,539,398
Israel	125,586	7,051,706	—	7,177,292
Italy	840,988	13,726,274	—	14,567,262
Japan	169,817	97,350,435	—	97,520,252
Malaysia	—	3,122,991	—	3,122,991
Mexico	4,127,575	122,964	—	4,250,539
Netherlands	546,460	10,363,499	—	10,909,959
New Zealand	—	1,385,842	—	1,385,842
Norway	152,505	4,837,571	—	4,990,076
Philippines	—	1,137,782	—	1,137,782
Poland	—	1,009,810	—	1,009,810
Portugal	—	1,971,152	—	1,971,152
Qatar	—	1,273,087	—	1,273,087

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$41,012	$7,268,527	—		$7,309,539
Singapore	—	3,950,379	$681		3,951,060
South Africa	500,752	5,498,679	—		5,999,431
South Korea	—	18,311,267	30,203		18,341,470
Spain	—	7,478,968	—		7,478,968
Sweden	9,497	8,634,760	—		8,644,257
Switzerland	—	22,156,990	—		22,156,990
Taiwan	21,964	29,116,678	10,258		29,148,900
Thailand	3,851,514	61,320	—		3,912,834
Turkey	—	1,296,493	—		1,296,493
United Arab Emirates	—	2,509,152	—		2,509,152
United Kingdom	50,807	49,318,348	5,559		49,374,714
United States	339,801	261,151	—		600,952
Preferred Stocks
Brazil	719,339	14,654	—		733,993
Germany	—	1,361,468	—		1,361,468
Philippines	—	13,984	—		13,984
South Korea	—	10,073	—		10,073
Thailand	44,710	—	—		44,710
Rights/Warrants
Indonesia	—	371	—		371
Malaysia	—	3,004	—		3,004
South Korea	—	3,118	—		3,118
Taiwan	—	1,238	—		1,238
Thailand	—	477	—		477
Securities Lending Collateral	—	1,599,274	—		1,599,274

TOTAL	$72,498,744	$494,802,622	$497,126	^	$567,798,492

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,085,265	$585,917,648
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	21,323,624	260,574,682
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,689,986	103,159,443

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $755,679,500)		$949,651,773

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$949,651,773	—	—	$949,651,773

TOTAL	$949,651,773	—	—	$949,651,773

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,479,170	$153,471,531
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,713,866	69,823,446
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,437,800	44,197,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $185,731,491)		$267,492,294

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,217,982	HKD	72,313,000	Societe Generale	11/14/22	$3,468
USD	259,057	NZD	433,658	Citibank, N.A.	11/15/22	6,870
NZD	22,030	USD	12,596	Citibank, N.A.	11/15/22	215
SEK	941,913	USD	83,956	Citibank, N.A.	11/17/22	1,435
USD	110,820	SEK	1,210,000	Citibank, N.A.	11/17/22	1,125
USD	1,754,501	SEK	18,850,040	UBS AG	11/17/22	45,610
USD	631,811	SGD	886,401	Societe Generale	12/12/22	5,493
USD	289,162	CHF	285,000	Bank of America Corp.	12/22/22	2,795
USD	248,862	CAD	336,000	Citibank, N.A.	12/22/22	2,083
USD	4,583,010	CHF	4,451,940	State Street Bank and Trust	12/22/22	109,726
USD	1,303,483	DKK	9,699,626	State Street Bank and Trust	01/03/23	8,717
USD	13,697,640	JPY	1,974,668,222	UBS AG	01/10/23	295,436

Total Appreciation						$482,973
HKD	5,775,000	USD	735,945	Societe Generale	11/14/22	$(63)
USD	4,399,343	CAD	6,041,449	State Street Bank and Trust	12/22/22	(37,871)
USD	83,474	DKK	626,000	HSBC Bank	01/03/23	(88)
USD	633,623	ILS	2,253,832	HSBC Bank	01/10/23	(8,133)
USD	619,497	NOK	6,527,873	Bank of America Corp.	01/17/23	(10,097)
USD	15,922,865	EUR	16,173,803	State Street Bank and Trust	01/18/23	(165,274)
USD	4,097,495	AUD	6,461,192	Morgan Stanley and Co. International	01/19/23	(46,399)
USD	7,930,686	GBP	6,992,402	Citibank, N.A.	01/23/23	(111,036)

Total (Depreciation)						$(378,961)

Total Appreciation (Depreciation)						$104,012

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	17	12/16/22	$3,432,613	$3,300,550	$(132,063)

Total Futures Contracts			$3,432,613	$3,300,550	$(132,063)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$267,492,294	—	—	$267,492,294
Forward Currency Contracts**	—	$104,012	—	104,012
Futures Contracts**	(132,063)	—	—	(132,063)

TOTAL	$267,360,231	$104,012	—	$267,464,243

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,941,855,313

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,941,855,313

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,511,977,837

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,511,977,837

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,618,712,511

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,618,712,511

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA	16,003,488	$103,044,432	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	8,942,625	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	15,745,486	0.1%
Vale SA	12,770,281	165,960,503	0.8%
Other Securities		715,852,064	3.3%

TOTAL BRAZIL		1,009,545,110	4.8%

CHILE — (0.5%)
Other Securities		107,394,133	0.5%

CHINA — (23.9%)
* Alibaba Group Holding Ltd.	9,442,600	73,415,334	0.4%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	137,885,565	0.7%
Bank of China Ltd., Class H	204,333,702	65,811,219	0.3%
China Construction Bank Corp., Class H	370,130,302	196,423,801	1.0%
China Merchants Bank Co. Ltd., Class H	15,457,146	50,605,146	0.3%
China Petroleum & Chemical Corp., Class H	144,228,400	57,161,513	0.3%
China Resources Land Ltd.	15,028,610	47,021,260	0.2%
CSPC Pharmaceutical Group Ltd.	47,200,400	48,482,432	0.3%
Industrial & Commercial Bank of China Ltd., Class H	189,988,725	82,486,520	0.4%
Lenovo Group Ltd.	54,200,000	43,317,052	0.2%
PetroChina Co. Ltd., Class H	141,510,000	54,131,395	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	29,572,500	118,390,265	0.6%
Tencent Holdings Ltd.	15,853,500	416,578,820	2.0%
# Yum China Holdings, Inc.	1,340,150	55,415,202	0.3%
Other Securities		3,637,141,287	17.0%

TOTAL CHINA		5,084,266,811	24.3%

COLOMBIA — (0.1%)
Other Securities		23,264,568	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		26,171,069	0.1%

EGYPT — (0.0%)
Other Securities		8,280,521	0.1%

GREECE — (0.3%)
Other Securities		58,707,459	0.3%

HONG KONG — (0.0%)
Other Securities		1,022,743	0.0%

HUNGARY — (0.1%)
Other Securities		27,091,905	0.1%

INDIA — (18.3%)
* Adani Transmission Ltd.	1,316,212	53,352,277	0.3%
Axis Bank Ltd.	6,691,329	73,380,307	0.4%
Bharti Airtel Ltd.	6,547,243	65,844,249	0.3%
HCL Technologies Ltd.	3,068,049	38,529,778	0.2%
HDFC Bank Ltd.	5,287,973	95,917,177	0.5%
Housing Development Finance Corp. Ltd.	2,180,150	65,189,060	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	4,405,288	$97,092,548	0.5%
Infosys Ltd.	7,880,895	147,037,423	0.7%
# Infosys Ltd., Sponsored ADR	3,016,528	56,499,569	0.3%
ITC Ltd.	9,263,717	39,086,898	0.2%
Larsen & Toubro Ltd.	1,777,002	43,686,111	0.2%
Mahindra & Mahindra Ltd.	2,550,757	41,671,110	0.2%
Reliance Industries Ltd.	5,435,465	167,470,856	0.8%
Tata Consultancy Services Ltd.	2,268,008	87,173,506	0.4%
Other Securities		2,825,166,968	13.3%

TOTAL INDIA		3,897,097,837	18.6%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	88,689,000	50,133,884	0.3%
Other Securities		461,099,656	2.1%

TOTAL INDONESIA		511,233,540	2.4%

MALAYSIA — (1.7%)
Other Securities		354,089,493	1.7%

MEXICO — (2.7%)
# America Movil SAB de CV, Sponsored ADR, Class L	3,735,424	70,263,325	0.3%
# Grupo Financiero Banorte SAB de CV, Class O	5,618,112	45,734,881	0.2%
Other Securities		457,703,720	2.2%

TOTAL MEXICO		573,701,926	2.7%

PERU — (0.1%)
Other Securities		22,996,071	0.1%

PHILIPPINES — (0.8%)
Other Securities		175,483,284	0.8%

POLAND — (0.7%)
Other Securities		145,889,285	0.7%

QATAR — (0.8%)
Qatar National Bank QPSC	7,622,173	41,736,328	0.2%
Other Securities		127,923,282	0.6%

TOTAL QATAR		169,659,610	0.8%

SAUDI ARABIA — (4.3%)
* Al Rajhi Bank	2,891,961	65,577,726	0.3%
* Saudi Arabian Mining Co.	2,208,717	49,162,117	0.2%
Saudi Basic Industries Corp.	1,804,653	42,374,183	0.2%
Saudi Telecom Co.	3,909,678	42,004,778	0.2%
Other Securities		716,866,692	3.5%

TOTAL SAUDI ARABIA		915,985,496	4.4%

SOUTH AFRICA — (3.9%)
MTN Group Ltd.	9,331,749	65,951,691	0.3%
Other Securities		758,242,670	3.6%

TOTAL SOUTH AFRICA		824,194,361	3.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SOUTH KOREA — (11.6%)
	Hyundai Motor Co.	333,785	$38,464,869	0.2%
	KB Financial Group, Inc.	1,155,887	38,894,509	0.2%
#	Samsung Electronics Co. Ltd.	15,458,884	643,396,027	3.1%
#	SK Hynix, Inc.	2,150,179	124,477,108	0.6%
	Other Securities		1,625,762,773	7.7%

TOTAL SOUTH KOREA			2,470,995,286	11.8%

	TAIWAN — (15.3%)
#	Hon Hai Precision Industry Co. Ltd.	20,491,403	65,082,262	0.3%
	MediaTek, Inc.	3,483,823	63,503,801	0.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	498,195,913	2.4%
Sponsored ADR	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,502,836	215,599,556	1.1%
#	United Microelectronics Corp.	35,252,441	42,389,687	0.2%
	Other Securities		2,380,820,232	11.3%

TOTAL TAIWAN			3,265,591,451	15.6%

	THAILAND — (2.5%)
	Other Securities		538,182,738	2.6%

	TURKEY — (0.7%)
	Other Securities		157,024,803	0.8%

	UNITED ARAB EMIRATES — (1.1%)
	Other Securities		227,165,659	1.1%

	UNITED KINGDOM — (0.0%)
	Other Security		47,262	0.0%

	UNITED STATES — (0.0%)
	Other Security		5,482,691	0.0%

TOTAL COMMON STOCKS			20,600,565,112	98.3%

	PREFERRED STOCKS — (1.4%)
	BRAZIL — (1.4%)
	Itau Unibanco Holding SA	8,752,363	51,509,406	0.3%
	Petroleo Brasileiro SA	22,001,222	126,968,624	0.6%
	Other Securities		105,277,168	0.5%

TOTAL BRAZIL			283,755,198	1.4%

	CHILE — (0.0%)
	Other Securities		2,311,051	0.0%

	COLOMBIA — (0.0%)
	Other Securities		5,490,540	0.0%

	PHILIPPINES — (0.0%)
	Other Security		737,556	0.0%

	SOUTH KOREA — (0.0%)
	Other Security		156,164	0.0%

	TAIWAN — (0.0%)
	Other Security		657,263	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Security.		$780,921	0.0%

TOTAL PREFERRED STOCKS		293,888,693	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		74,716	0.0%

INDIA — (0.0%)
Other Security		154,070	0.0%

INDONESIA — (0.0%)
Other Security		8,990	0.0%

MALAYSIA — (0.0%)
Other Security		93,515	0.0%

SAUDI ARABIA — (0.0%)
Other Security		234,726	0.0%

SOUTH KOREA — (0.0%)
Other Securities		80,678	0.0%

TAIWAN — (0.0%)
Other Securities		73,176	0.0%

THAILAND — (0.0%)
Other Securities		9,133	0.0%

TOTAL RIGHTS/WARRANTS		729,004	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $19,809,570,804)		20,895,182,809

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	36,710,117	424,405,666	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $20,234,153,262)		$21,319,588,475	101.7%

As of October 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	12/16/22	$177,158,776	$182,889,300	$5,730,524

Total Futures Contracts			$177,158,776	$182,889,300	$5,730,524

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$1,006,117,558	$3,427,552	—		$1,009,545,110
Chile	32,172,806	75,221,327	—		107,394,133
China	422,148,177	4,646,599,282	$15,519,352		5,084,266,811
Colombia	21,797,059	1,467,509	—		23,264,568
Czech Republic	—	26,171,069	—		26,171,069
Egypt	115,492	8,165,029	—		8,280,521
Greece	280,106	58,287,844	139,509		58,707,459
Hong Kong	—	1,022,743	—		1,022,743
Hungary	—	27,091,905	—		27,091,905
India	175,548,277	3,721,536,277	13,283		3,897,097,837
Indonesia	13,080,475	497,547,027	606,038		511,233,540
Malaysia	—	354,089,343	150		354,089,493
Mexico	570,637,306	3,041,887	22,733		573,701,926
Peru	22,995,632	—	439		22,996,071
Philippines	3,665,802	171,816,792	690		175,483,284
Poland	—	145,889,285	—		145,889,285
Qatar	—	169,659,610	—		169,659,610
Saudi Arabia	1,208,258	914,762,028	15,210		915,985,496
South Africa	73,897,560	750,296,801	—		824,194,361
South Korea	45,765,657	2,423,349,654	1,879,975		2,470,995,286
Taiwan	224,060,888	3,040,998,613	531,950		3,265,591,451
Thailand	523,565,825	14,616,913	—		538,182,738
Turkey	26,011	156,998,792	—		157,024,803
United Arab Emirates	—	227,165,659	—		227,165,659
United Kingdom	—	47,262	—		47,262
United States	—	5,482,691	—		5,482,691
Preferred Stocks
Brazil	283,425,480	329,718	—		283,755,198
Chile	—	2,311,051	—		2,311,051
Colombia	5,490,540	—	—		5,490,540
Philippines	—	737,556	—		737,556
South Korea	—	156,164	—		156,164
Taiwan	—	657,263	—		657,263
Thailand	780,921	—	—		780,921
Rights/Warrants
Brazil	—	74,716	—		74,716
India	—	154,070	—		154,070
Indonesia	—	8,990	—		8,990
Malaysia	—	93,515	—		93,515
Saudi Arabia	—	234,726	—		234,726
South Korea	—	80,678	—		80,678
Taiwan	—	73,176	—		73,176
Thailand	—	9,133	—		9,133
Securities Lending Collateral	—	424,405,666	—		424,405,666
Futures Contracts**	5,730,524	—	—		5,730,524

TOTAL	$3,432,510,354	$17,874,079,316	$18,729,329	^	$21,325,318,999

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BRAZIL — (5.4%)
Hypera SA	51,100	$502,641	0.3%
Rumo SA	176,928	758,336	0.4%
Vibra Energia SA	182,505	644,800	0.4%
Other Securities		8,434,086	4.3%

TOTAL BRAZIL		10,339,863	5.4%

CHILE — (0.4%)
Other Securities		818,273	0.4%

CHINA — (20.9%)
China National Building Material Co. Ltd., Class H	788,000	457,565	0.3%
Geely Automobile Holdings Ltd.	865,000	930,897	0.5%
Kingsoft Corp. Ltd.	164,200	497,221	0.3%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	431,522	0.2%
Sinopharm Group Co. Ltd., Class H	263,200	499,320	0.3%
* Trip.com Group Ltd.	53,700	1,206,226	0.7%
Wharf Holdings Ltd.	220,000	629,969	0.4%
Other Securities		35,799,610	18.6%

TOTAL CHINA		40,452,330	21.3%

COLOMBIA — (0.0%)
Other Securities		100,700	0.1%

GREECE — (0.4%)
Other Securities		750,795	0.4%

INDIA — (20.3%)
* Adani Transmission Ltd.	25,846	1,047,660	0.6%
Bharat Electronics Ltd.	428,979	554,901	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	468,371	0.3%
Cipla Ltd.	57,177	807,122	0.4%
Dr Reddy’s Laboratories Ltd., ADR	14,776	802,485	0.4%
Federal Bank Ltd.	279,886	444,947	0.2%
GAIL India Ltd.	419,667	461,082	0.3%
Hero MotoCorp Ltd.	16,291	527,932	0.3%
IndusInd Bank Ltd.	46,184	638,799	0.4%
JSW Energy Ltd.	106,314	432,885	0.2%
Shriram Transport Finance Co. Ltd.	33,751	501,056	0.3%
Tata Consumer Products Ltd.	81,284	757,134	0.4%
UPL Ltd.	78,979	698,955	0.4%
Zee Entertainment Enterprises Ltd.	155,262	493,052	0.3%
Other Securities		30,513,929	15.8%

TOTAL INDIA		39,150,310	20.6%

INDONESIA — (2.5%)
Other Securities		4,790,159	2.5%

MALAYSIA — (1.8%)
Other Securities		3,504,747	1.9%

MEXICO — (2.2%)
Other Securities		4,251,029	2.2%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.7%)
Other Securities		$1,385,004	0.7%

POLAND — (0.6%)
Other Securities		1,202,377	0.6%

QATAR — (1.1%)
Other Securities		2,194,062	1.2%

SAUDI ARABIA — (4.5%)
Arab National Bank	107,826	925,879	0.5%
Bank Al-Jazira	85,886	534,358	0.3%
Etihad Etisalat Co.	69,362	675,279	0.4%
Sahara International Petrochemical Co.	54,473	586,449	0.3%
Saudi Investment Bank	98,381	474,588	0.3%
* Saudi Kayan Petrochemical Co.	156,893	549,596	0.3%
Yanbu National Petrochemical Co.	41,887	498,033	0.3%
Other Securities		4,456,664	2.2%

TOTAL SAUDI ARABIA		8,700,846	4.6%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	60,599	498,483	0.3%
Nedbank Group Ltd.	62,252	736,989	0.4%
Other Securities		5,820,377	3.0%
TOTAL SOUTH AFRICA		7,055,849	3.7%
SOUTH KOREA — (11.3%)
* Hanwha Solutions Corp.	16,504	545,435	0.3%
Other Securities		21,247,101	11.2%

TOTAL SOUTH KOREA		21,792,536	11.5%

TAIWAN — (17.6%)
Asia Cement Corp.	410,000	474,077	0.3%
AUO Corp.	1,236,000	645,051	0.4%
Catcher Technology Co. Ltd.	107,000	562,078	0.3%
# Compal Electronics, Inc.	784,000	512,790	0.3%
Far Eastern New Century Corp.	561,000	559,153	0.3%
Innolux Corp.	1,648,005	604,376	0.3%
Lite-On Technology Corp.	265,000	524,761	0.3%
Pegatron Corp.	360,000	658,108	0.4%
Shanghai Commercial & Savings Bank Ltd.	302,000	434,670	0.2%
Shin Kong Financial Holding Co. Ltd.	2,347,698	582,046	0.3%
SinoPac Financial Holdings Co. Ltd.	1,557,420	777,082	0.4%
Taishin Financial Holding Co. Ltd.	1,726,532	708,556	0.4%
Walsin Lihwa Corp.	437,607	484,068	0.3%
Yageo Corp.	54,122	613,581	0.3%
Other Securities		25,795,665	13.4%

TOTAL TAIWAN		33,936,062	17.9%

THAILAND — (2.3%)
Other Securities		4,403,992	2.3%

TURKEY — (1.0%)
Other Securities		1,895,539	1.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED ARAB EMIRATES — (2.0%)
Aldar Properties PJSC	631,225	$742,492	0.4%
Emaar Properties PJSC	777,690	1,283,775	0.7%
Other Securities		1,777,186	0.9%

TOTAL UNITED ARAB EMIRATES		3,803,453	2.0%

TOTAL COMMON STOCKS		190,527,926	100.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		785,297	0.4%

PHILIPPINES — (0.0%)
Other Security		13,120	0.0%

THAILAND — (0.0%)
Other Security		85,386	0.1%

TOTAL PREFERRED STOCKS		883,803	0.5%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		233	0.0%

MALAYSIA — (0.0%)
Other Security		2,374	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,778	0.0%

TAIWAN — (0.0%)
Other Securities		9,210	0.0%

TOTAL RIGHTS/WARRANTS		13,595	0.0%

TOTAL INVESTMENT SECURITIES (Cost $204,323,991)		191,425,324

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	144,101	1,665,954	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $205,990,546)		$193,091,278	101.7%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,267,333	$72,530	—	$10,339,863
Chile	—	818,273	—	818,273
China	1,842,332	38,335,145	$274,853	40,452,330
Colombia	100,700	—	—	100,700
Greece	1,241	749,554	—	750,795

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$967,941	$38,182,369	—		$39,150,310
Indonesia	—	4,783,535	$6,624		4,790,159
Malaysia	—	3,504,747	—		3,504,747
Mexico	3,954,965	296,064	—		4,251,029
Philippines	—	1,385,004	—		1,385,004
Poland	—	1,202,377	—		1,202,377
Qatar	—	2,194,062	—		2,194,062
Saudi Arabia	17,844	8,683,002	—		8,700,846
South Africa	231,595	6,824,254	—		7,055,849
South Korea	—	21,760,523	32,013		21,792,536
Taiwan	19,960	33,901,463	14,639		33,936,062
Thailand	4,337,608	66,384	—		4,403,992
Turkey	—	1,895,539	—		1,895,539
United Arab Emirates	—	3,793,994	9,459		3,803,453
Preferred Stocks
Brazil	785,297	—	—		785,297
Philippines	—	13,120	—		13,120
Thailand	85,386	—	—		85,386
Rights/Warrants
Indonesia	—	233	—		233
Malaysia	—	2,374	—		2,374
South Korea	—	1,778	—		1,778
Taiwan	—	9,210	—		9,210
Securities Lending Collateral	—	1,665,954	—		1,665,954

TOTAL	$22,612,202	$170,141,488	$337,588	^	$193,091,278

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.0%)
	BRAZIL — (6.8%)
	Petroleo Brasileiro SA	322,824	$2,078,623	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	116,653	1,342,676	0.3%
	Petroleo Brasileiro SA, Sponsored ADR	83,286	1,067,727	0.3%
#	Vale SA, Sponsored ADR	258,814	3,349,053	0.8%
	Other Securities		21,327,422	5.0%

	TOTAL BRAZIL		29,165,501	6.9%

	CHILE — (0.7%)
	Other Securities		2,899,353	0.7%

	COLOMBIA — (0.2%)
	Other Securities		670,002	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		585,166	0.1%

	EGYPT — (0.0%)
	Other Security		126,476	0.0%

	GREECE — (0.4%)
	Other Securities		1,742,300	0.4%

	HUNGARY — (0.2%)
	Other Securities		785,146	0.2%

	INDIA — (24.2%)
	Axis Bank Ltd.	191,239	2,097,218	0.5%
	Bajaj Finance Ltd.	13,464	1,164,138	0.3%
	Bharti Airtel Ltd.	211,484	2,126,850	0.5%
	HCL Technologies Ltd.	83,557	1,049,342	0.3%
	HDFC Bank Ltd.	133,718	2,425,476	0.6%
	Housing Development Finance Corp. Ltd.	66,733	1,995,396	0.5%
	ICICI Bank Ltd., Sponsored ADR	119,069	2,624,281	0.6%
	Infosys Ltd.	240,612	4,489,207	1.1%
	Infosys Ltd., Sponsored ADR	66,993	1,254,779	0.3%
	ITC Ltd.	254,201	1,072,564	0.3%
	Kotak Mahindra Bank Ltd.	41,798	962,200	0.2%
	Larsen & Toubro Ltd.	58,735	1,443,951	0.4%
	Mahindra & Mahindra Ltd.	60,182	983,179	0.2%
	Reliance Industries Ltd.	45,741	1,409,315	0.3%
Ω	Reliance Industries Ltd., GDR	38,821	2,370,022	0.6%
	Tata Consultancy Services Ltd.	51,433	1,976,887	0.5%
	Tata Steel Ltd.	838,000	1,023,263	0.3%
	Titan Co. Ltd.	28,688	958,476	0.2%
	Other Securities		72,922,110	16.9%

	TOTAL INDIA		104,348,654	24.6%

	INDONESIA — (3.3%)
	Bank Central Asia Tbk PT	1,991,500	1,125,750	0.3%
	Bank Mandiri Persero Tbk PT	1,802,300	1,217,549	0.3%
	Other Securities		11,833,856	2.7%

	TOTAL INDONESIA		14,177,155	3.3%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
	MALAYSIA — (2.1%)
	Other Securities		$8,961,785	2.1%

	MEXICO — (2.8%)
	America Movil SAB de CV, Sponsored ADR, Class L	104,835	1,971,946	0.5%
	Grupo Financiero Banorte SAB de CV, Class O	162,996	1,326,888	0.3%
	Other Securities		8,962,693	2.1%

	TOTAL MEXICO		12,261,527	2.9%

	PERU — (0.1%)
	Other Securities		237,093	0.1%

	PHILIPPINES — (1.0%)
	Other Securities		4,112,812	1.0%

	POLAND — (0.8%)
	Other Securities		3,537,189	0.8%

	QATAR — (1.6%)
	Qatar National Bank QPSC	329,993	1,806,925	0.4%
	Other Securities		5,216,024	1.3%

	TOTAL QATAR.		7,022,949	1.7%

	SAUDI ARABIA — (5.9%)
*	Al Rajhi Bank	89,608	2,031,939	0.5%
*	Saudi Arabian Mining Co.	68,181	1,517,588	0.4%
Ω	Saudi Arabian Oil Co.	133,379	1,237,826	0.3%
	Saudi Basic Industries Corp.	69,634	1,635,042	0.4%
	Saudi Telecom Co.	127,633	1,371,263	0.3%
	Other Securities		17,744,710	4.1%

	TOTAL SAUDI ARABIA		25,538,368	6.0%

	SOUTH AFRICA — (4.6%)
	Sasol Ltd.	59,057	992,751	0.2%
	Other Securities		18,745,655	4.4%

	TOTAL SOUTH AFRICA		19,738,406	4.6%

	SOUTH KOREA — (15.2%)
	Hyundai Motor Co.	10,521	1,212,424	0.3%
	KB Financial Group, Inc.	29,343	987,365	0.3%
	Kia Corp.	26,819	1,246,300	0.3%
	POSCO Holdings, Inc.	7,405	1,290,623	0.3%
	Samsung Electronics Co. Ltd.	262,210	10,913,134	2.6%
	Samsung Electronics Co. Ltd., GDR	5,450	5,632,575	1.4%
	Shinhan Financial Group Co. Ltd.	46,251	1,175,541	0.3%
	SK Hynix, Inc.	60,505	3,502,726	0.8%
	Other Securities		39,357,126	9.1%

	TOTAL SOUTH KOREA		65,317,814	15.4%

	TAIWAN — (20.4%)
	ASE Technology Holding Co. Ltd.	391,000	965,437	0.2%
	CTBC Financial Holding Co. Ltd.	1,750,000	1,105,539	0.3%
	Hon Hai Precision Industry Co. Ltd.	485,000	1,540,397	0.4%
	MediaTek, Inc.	122,000	2,223,840	0.5%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,544,000	18,562,282	4.4%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$63,673,583	14.9%

TOTAL TAIWAN		88,071,078	20.7%

THAILAND — (3.3%)
PTT PCL	1,000,500	946,348	0.2%
Other Securities		13,291,591	3.2%

TOTAL THAILAND		14,237,939	3.4%

TURKEY — (1.4%)
Other Securities		5,854,911	1.4%

UNITED ARAB EMIRATES — (1.9%)
Emirates Telecommunications Group Co. PJSC	193,788	1,361,953	0.3%

Other Securities		6,750,905	1.6%

TOTAL UNITED ARAB EMIRATES		8,112,858	1.9%

TOTAL COMMON STOCKS		417,504,482	98.4%

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
Itau Unibanco Holding SA	229,500	1,350,653	0.3%
Petroleo Brasileiro SA	393,214	2,269,230	0.6%
Other Securities		2,618,132	0.6%

TOTAL BRAZIL		6,238,015	1.5%

CHILE — (0.0%)
Other Securities		160,446	0.0%

COLOMBIA — (0.0%)
Other Securities		50,643	0.0%

TOTAL PREFERRED STOCKS.		6,449,104	1.5%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,566	0.0%

INDIA — (0.0%)
Other Security		3,126	0.0%

INDONESIA — (0.0%)
Other Security		179	0.0%

MALAYSIA — (0.0%)
Other Security		1,996	0.0%

SAUDI ARABIA — (0.0%)
Other Security		5,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		4,477	0.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$5,466	0.0%

TOTAL RIGHTS/WARRANTS		22,474	0.0%

TOTAL INVESTMENT SECURITIES (Cost $500,395,215)		423,976,060

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	574,173	6,638,018	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $507,035,752)		$430,614,078	101.5%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,003,617	$161,884	—	$29,165,501
Chile	1,017,344	1,882,009	—	2,899,353
Colombia	654,172	15,830	—	670,002
Czech Republic	—	585,166	—	585,166
Egypt	126,476	—	—	126,476
Greece	1,253	1,741,047	—	1,742,300
Hungary	—	785,146	—	785,146
India	9,276,266	95,072,388	—	104,348,654
Indonesia	107,496	14,066,877	$2,782	14,177,155
Malaysia	—	8,961,785	—	8,961,785
Mexico	12,261,527	—	—	12,261,527
Peru	237,093	—	—	237,093
Philippines	120,730	3,992,082	—	4,112,812
Poland	—	3,537,189	—	3,537,189
Qatar	—	7,022,949	—	7,022,949
Saudi Arabia	24,185	25,514,183	—	25,538,368
South Africa	2,040,160	17,698,246	—	19,738,406
South Korea	6,281,726	58,994,492	41,596	65,317,814
Taiwan	810,599	87,260,479	—	88,071,078
Thailand	13,768,163	469,776	—	14,237,939
Turkey	—	5,854,911	—	5,854,911
United Arab Emirates	—	8,112,858	—	8,112,858
Preferred Stocks
Brazil	6,219,649	18,366	—	6,238,015
Chile	—	160,446	—	160,446
Colombia	50,643	—	—	50,643
Rights/Warrants
Brazil	—	1,566	—	1,566
India	—	3,126	—	3,126
Indonesia	—	179	—	179
Malaysia	—	1,996	—	1,996
Saudi Arabia	—	5,664	—	5,664
South Korea	—	4,477	—	4,477

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	—	$5,466	—		$5,466
Securities Lending Collateral	—	6,638,018	—		6,638,018

TOTAL	$82,001,099	$348,568,601	$44,378	^	$430,614,078

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$82,880	$9,250,230
Investment Securities at Value (including $271,051, $1,674,248, $0 and $0 of securities on loan, respectively)	$4,736,653	$25,829,542	—	—
Temporary Cash Investments at Value & Cost	—	—	—	60,674
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $246,175, $1,477,224, $0 and $0, respectively)	246,081	1,476,616	—	—
Segregated Cash for Futures Contracts	2,630	12,540	—	2,820
Foreign Currencies at Value	34,338	194,770	—	—
Cash	5,714	58,431	51	—
Receivables:
Investment Securities Sold	22,789	115,742	—	—
Dividends, Interest and Tax Reclaims	22,495	124,940	—	172
Securities Lending Income	208	1,580	—	—
Fund Shares Sold	5,574	18,797	1	18,258
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	33	239	3	63

Total Assets	5,076,523	27,833,197	82,935	9,332,217

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,563	1,565,282	—	—
Investment Securities Purchased	—	15,669	—	—
Fund Shares Redeemed	4,704	36,527	—	9,425
Due to Advisor	560	4,344	10	1,934
Futures Margin Variation	727	1,771	—	398
Unrealized Loss on Foreign Currency Contracts	7	—	—	—
Accrued Expenses and Other Liabilities	284	1,398	5	365

Total Liabilities	255,845	1,624,991	15	12,122

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares - based on net assets of $4,820,678; $26,208,206; $82,920 and $9,320,095 and shares outstanding of 228,945,808, 2,144,659,375, 6,620,977 and 585,184,804, respectively	$21.06	$12.22	$12.52	$15.93

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$79,350	N/A

Investment Securities at Cost	$4,069,492	$25,579,747	N/A	N/A

Foreign Currencies at Cost	$34,350	$197,143	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,638,134	$27,030,210	$80,078	$10,058,928
Total Distributable Earnings (Loss)	182,544	(822,004)	2,842	(738,833)

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$267,617	$230,258	$18,406	$616,480
Receivables:
Fund Shares Sold	—	—	—	15
Prepaid Expenses and Other Assets	9	8	8	9

Total Assets	267,626	230,266	18,414	616,504

LIABILITIES:
Payables:
Fund Shares Redeemed	—	—	6	32
Due to Advisor	56	49	7	125
Accrued Expenses and Other Liabilities	19	15	3	24

Total Liabilities	75	64	16	181

NET ASSETS	$267,551	$230,202	$18,398	$616,323

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $267,551; $230,202; $18,398 and $616,323 and shares outstanding of 14,318,191, 13,233,989, 925,079 and 25,955,141, respectively	$18.69	$17.39	$19.89	$23.75

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$284,996	$283,447	$25,349	$667,576
Total Distributable Earnings (Loss)	(17,445)	(53,245)	(6,951)	(51,253)

NET ASSETS	$267,551	$230,202	$18,398	$616,323

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,036,868	—	—
Investment Securities at Value (including $278,311, $189,598, $355,881 and $193,585 of securities on loan, respectively)	$4,375,092	4,788,337	$9,478,103	$2,848,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $260,057, $194,392, $279,355 and $159,496, respectively)	259,980	194,324	279,235	159,430
Segregated Cash for Futures Contracts	2,130	1,720	6,798	900
Foreign Currencies at Value	35,964	—	92,939	3,314
Cash	10,399	44,231	24,751	20,867
Receivables:
Investment Securities Sold	39,092	13,536	17,417	6,569
Dividends, Interest and Tax Reclaims	21,545	3,323	60,938	14,708
Securities Lending Income	285	53	348	213
Fund Shares Sold	11,321	16,303	9,704	4,690
Prepaid Expenses and Other Assets	14	65	75	75

Total Assets	4,755,822	8,098,760	9,970,308	3,059,291

LIABILITIES:
Payables:
Upon Return of Securities Loaned	299,241	207,964	294,176	165,207
Investment Securities Purchased	—	11,647	—	122
Fund Shares Redeemed	2,569	6,679	6,032	9,629
Due to Advisor	877	779	3,137	714
Futures Margin Variation	794	243	1,312	470
Accrued Expenses and Other Liabilities	193	375	951	218

Total Liabilities	303,674	227,687	305,608	176,360

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,452,148; $7,871,073; $9,664,700 and $2,882,931 and shares outstanding of 1,317,084,678, 798,063,859, 575,085,885 and 270,161,942, respectively	$3.38	$9.86	$16.81	$10.67

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,904,561	$—	$—

Investment Securities at Cost	$5,316,255	$4,359,991	$10,024,140	$2,790,322

Foreign Currencies at Cost	$36,138	$—	$91,827	$3,304

NET ASSETS CONSIST OF:
Paid-In Capital	$6,452,281	$8,122,995	$10,331,070	$2,852,170
Total Distributable Earnings (Loss)	(2,000,133)	(251,922)	(666,370)	30,761

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$194,049	—	—
Investment Securities at Value (including $118,618, $0, $205,779 and $4,638 of securities on loan, respectively)	$1,600,204	—	$3,085,520	$566,199
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $113,856, $0, $167,369 and $1,600, respectively)	113,814	—	167,297	1,599
Segregated Cash for Futures Contracts	—	—	1,280	—
Foreign Currencies at Value	1,460	—	19,235	409
Cash	272	232	—	683
Receivables:
Investment Securities Sold	14,747	—	19,579	364
Dividends, Interest and Tax Reclaims	6,017	—	11,497	2,815
Securities Lending Income	82	—	236	13
Fund Shares Sold	1,384	10	1,950	710
Futures Margin Variation	44	—	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	3	—
Prepaid Expenses and Other Assets	21	16	14	23

Total Assets	1,738,045	194,307	3,306,611	572,815

LIABILITIES:
Payables:
Upon Return of Securities Loaned	128,519	—	175,641	1,876
Investment Securities Purchased	—	—	95	4
Fund Shares Redeemed	2,434	19	954	2,415
Due to Advisor	337	22	654	192
Futures Margin Variation	—	—	363	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	6,517	676
Accrued Expenses and Other Liabilities	121	7	326	95

Total Liabilities	131,411	48	184,551	5,258

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,606,634; $194,259; $3,122,060 and $567,557 and shares outstanding of 158,787,777, 19,167,782, 301,635,921 and 51,502,884, respectively	$10.12	$10.14	$10.35	$11.02

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$194,249	$—	$—

Investment Securities at Cost	$1,645,167	N/A	$3,168,684	$652,274

Foreign Currencies at Cost	$1,468	$—	$19,871	$394

NET ASSETS CONSIST OF:
Paid-In Capital	$1,707,462	$204,707	$3,250,371	$665,983
Total Distributable Earnings (Loss)	(100,828)	(10,448)	(128,311)	(98,426)

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$949,652	$267,492	$3,941,855	$3,511,978
Segregated Cash for Futures Contracts	—	170	—	—
Cash	—	2,999	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	743	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	516	17	7,231	3,878
Unrealized Gain on Forward Currency Contracts	—	483	—	—
Prepaid Expenses and Other Assets	8	18	49	30

Total Assets	950,920	271,179	3,949,135	3,515,886

LIABILITIES:
Payables:
Due to Custodian	50	—	—	—
Fund Shares Redeemed	1,787	46	9,508	2,829
Due to Advisor	36	10	638	979
Futures Margin Variation	—	24	—	—
Unrealized Loss on Forward Currency Contracts	—	379	—	—
Accrued Expenses and Other Liabilities	30	12	208	169

Total Liabilities	1,903	471	10,354	3,977

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $949,017; $270,708; $3,938,781 and $3,511,909 and shares outstanding of 52,015,659, 14,966,292, 172,920,833 and 187,198,138, respectively	$18.24	$18.09	$22.78	$18.76

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$755,680	$185,731	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$770,696	$170,614	$3,097,945	$3,681,224
Total Distributable Earnings (Loss)	178,321	100,094	840,836	(169,315)

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,618,713	—	—	—
Investment Securities at Value (including $0, $1,050,726, $3,524 and $6,684 of securities on loan, respectively)	—	$20,895,182	$191,425	$423,976
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $424,582, $1,667 and $6,641, respectively)	—	424,406	1,666	6,638
Segregated Cash for Futures Contracts	—	9,420	—	—
Foreign Currencies at Value	—	170,221	501	936
Cash	—	29,782	—	1,557
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	37,153	1,162	281
Dividends and Interest	—	24,426	175	373
Securities Lending Income	—	3,213	13	8
Fund Shares Sold	17,320	48,382	444	1,096
Due from Advisor	—	—	—	76
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Deferred Offering Costs	—	—	—	4
Prepaid Expenses and Other Assets	71	174	19	29

Total Assets	9,636,104	21,642,359	195,405	434,975

LIABILITIES:
Payables:
Due to Custodian	—	—	8	—
Upon Return of Securities Loaned	—	436,254	1,691	6,829
Investment Securities/Affiliated Investment Companies Purchased	—	6,762	85	1,330
Fund Shares Redeemed	20,166	69,671	1,448	2,275
Due to Advisor	2,344	6,036	86	—
Line of Credit	—	—	916	—
Futures Margin Variation	—	1,330	—	—
Unrealized Loss on Foreign Currency Contracts	—	1	1	1
Deferred Taxes Payable	—	150,588	1,201	—
Accrued Expenses and Other Liabilities	513	3,142	43	93

Total Liabilities	23,023	673,784	5,479	10,528

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $12,956; $0; $0 and $0 and shares outstanding of 541,782, 0, 0 and 0, respectively	$23.91	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $9,600,125; $20,968,575; $189,926 and $424,447 and shares outstanding of 398,774,576, 1,156,722,142, 20,443,999 and 54,695,607, respectively	$24.08	$18.13	$9.29	$7.76

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,809,571	$204,324	$500,395

Foreign Currencies at Cost	$—	$171,829	$529	$936

NET ASSETS CONSIST OF:
Paid-In Capital	$11,465,637	$22,326,559	$198,484	$521,039
Total Distributable Earnings (Loss)	(1,852,556)	(1,357,984)	(8,558)	(96,592)

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $118 and $32,864, respectively)	—	—	$1,111	$351,462
Income from Securities Lending	—	—	66	11,450
Expenses Allocated from Affiliated Investment Companies	—	—	(59)	(13,461)

Income Distributions Received from Affiliated Investment Companies	—	—	562	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,680	349,451

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,759, $96,986, $0 and $0, respectively)	$180,893	$1,071,227	—	—
Income from Securities Lending	1,993	17,140	—	—

Total Fund Investment Income	182,886	1,088,367	—	—

Fund Expenses
Investment Management Fees	7,664	62,092	332	30,411
Accounting & Transfer Agent Fees	766	4,813	17	1,604
Custodian Fees	486	3,126	3	—
Filing Fees	70	378	22	216
Shareholders’ Reports	113	685	7	584
Directors’/Trustees’ Fees & Expenses	25	137	2	46
Professional Fees	124	695	1	100
Previously Waived Fees Recovered by Advisor (Note C)	—	—	2	—
Other	203	1,066	3	203

Total Fund Expenses	9,451	72,992	389	33,164

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	205	—
Fees Paid Indirectly (Note C)	197	624	1	—

Net Expenses	9,254	72,368	183	33,164

Net Investment Income (Loss)	173,632	1,015,999	1,497	316,287

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(72,788)	425,701	—	—
Affiliated Investment Companies Shares Sold	(41)	(333)	(1,418)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(2,875)	164,767
Futures	(12,682)	(44,185)	34	(19,889)
Foreign Currency Transactions	(5,948)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	(9,090,912)	—	—
Affiliated Investment Companies Shares	(125)	(769)	(7,951)	—
Transactions Allocated from Affiliated Investment Company	—	—	(8,701)	(3,930,327)
Futures	(202)	(3,107)	—	271
Translation of Foreign Currency-Denominated Amounts	(977)	(7,919)	—	—

Net Realized and Unrealized Gain (Loss)	(1,470,542)	(8,769,336)	(17,840)	(3,785,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,296,910)	$(7,753,337)	$(16,343)	$(3,468,891)

**	Net of foreign capital gain taxes withheld of $0, $0, $22 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $928, $150, $6 and $3,259, respectively)	$8,375	$13,262	$1,155	$22,414
Income from Securities Lending	173	864	2	846
Expenses Allocated from Affiliated Investment Companies	(384)	(400)	(31)	(963)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	8,164	13,726	1,126	22,297

Fund Expenses
Investment Management Fees	1,184	1,191	104	2,836
Accounting & Transfer Agent Fees	51	52	7	123
Filing Fees	20	20	15	20
Shareholders’ Reports	9	8	4	12
Directors’/Trustees’ Fees & Expenses	2	2	—	5
Professional Fees	4	5	—	9
Previously Waived Fees Recovered by Advisor (Note C)	—	—	27	—
Other	3	5	2	8

Total Fund Expenses	1,273	1,283	159	3,013

Fees Waived, Expenses Reimbursed by Advisor (Note C)	321	324	36	770

Net Expenses	952	959	123	2,243

Net Investment Income (Loss)	7,212	12,767	1,003	20,054

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	12,397	14,514	(2,989)	(26,021)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(107,385)	(124,402)	(9,155)	(261,540)

Net Realized and Unrealized Gain (Loss)	(94,988)	(109,888)	(12,144)	(287,561)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,776)	$(97,121)	$(11,141)	$(267,507)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$286,842	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	286,842	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,518, $0, $38,277 and $11,032, respectively)	$211,565	123,483	$405,509	$115,262
Income from Securities Lending	2,682	172	3,973	2,307

Total Fund Investment Income	214,247	123,655	409,482	117,569

Fund Expenses
Investment Management Fees	13,090	19,216	47,060	10,613
Accounting & Transfer Agent Fees	393	1,581	1,593	600
Custodian Fees	698	42	2,368	522
Filing Fees	43	147	152	81
Shareholders’ Reports	61	346	185	84
Directors’/Trustees’ Fees & Expenses	24	64	50	17
Professional Fees	91	115	285	72
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	145	131	400	124

Total Fund Expenses	14,545	21,710	52,093	12,113

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	8,559	—	—
Fees Paid Indirectly (Note C)	211	30	101	107

Net Expenses	14,334	13,121	51,992	12,006

Net Investment Income (Loss)	199,913	397,376	357,490	105,563

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(97,218)	71,264	16,007	(2,689)
Affiliated Investment Companies Shares Sold	(101)	196,468	9	(9)
Futures	(4,273)	174	(36,186)	(3,680)
Foreign Currency Transactions	(5,807)	—	(19,023)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,783,196)	(1,350,594)	(2,899,988)	(921,097)
Affiliated Investment Companies Shares	(106)	(1,630,271)	(167)	(86)
Futures	171	1,144	(1,079)	(387)
Translation of Foreign Currency-Denominated Amounts	(1,176)	—	(2,550)	(575)

Net Realized and Unrealized Gain (Loss)	(1,891,706)	(2,703,298)	(2,942,977)	(933,731)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,691,793)	$(2,305,922)	$(2,585,487)	$(828,168)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $972, $0 and $0, respectively)	—	$9,534	—	—
Income from Securities Lending	—	129	—	—
Expenses Allocated from Affiliated Investment Companies	—	(416)	—	—

Income Distributions Received from Affiliated Investment Companies	—	807	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,054	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,664, $0, $13,158 and $2,745, respectively)	$68,642	—	$126,791	$24,077
Income from Securities Lending	685	—	2,677	197

Total Fund Investment Income	69,327	—	129,468	24,274

Fund Expenses
Investment Management Fees	5,033	815	9,126	2,895
Accounting & Transfer Agent Fees	370	8	584	156
Custodian Fees	208	25	835	376
Filing Fees	60	23	47	36
Shareholders’ Reports	137	10	65	50
Directors’/Trustees’ Fees & Expenses	24	1	27	6
Professional Fees	42	4	136	52
Other	90	5	171	53

Total Fund Expenses	5,964	891	10,991	3,624

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	447	—	—
Fees Paid Indirectly (Note C)	19	—	34	21

Net Expenses	5,945	444	10,957	3,603

Net Investment Income (Loss)	63,382	9,610	118,511	20,671

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(55,920)	—	77,983	(12,143)
Affiliated Investment Companies Shares Sold	(25)	636	(24)	(1)
Transactions Allocated from Affiliated Investment Company**	—	(201)	—	—
Futures	291	(44)	(3,864)	174
Foreign Currency Transactions	(936)	—	(4,896)	(839)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	—	(1,093,022)	(177,379)
Affiliated Investment Companies Shares	(47)	(6,125)	(95)	(1)
Transactions Allocated from Affiliated Investment Company	—	(42,768)	—	—
Futures	—	—	(167)	(46)
Translation of Foreign Currency-Denominated Amounts	(283)	—	(568)	71

Net Realized and Unrealized Gain (Loss)	(593,026)	(48,307)	(1,024,653)	(190,164)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(529,644)	$(38,697)	$(906,142)	$(169,493)

**	Net of foreign capital gain taxes withheld of $0, $75, $223 and $429, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,119 and $17,151, respectively)	—	$12	$171,152	$124,897
Income from Securities Lending	—	—	4,373	16,543
Expenses Allocated from Affiliated Investment Companies	—	—	(7,914)	(11,593)

Income Distributions Received from Affiliated Investment Companies	$23,655	7,067	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	23,655	7,079	167,611	129,847

Fund Expenses
Investment Management Fees	2,274	732	14,892	23,202
Accounting & Transfer Agent Fees	156	58	664	468
Custodian Fees	2	1	—	—
Filing Fees	25	23	110	51
Shareholders’ Reports	28	11	173	48
Directors’/Trustees’ Fees & Expenses	8	2	22	20
Professional Fees	10	1	67	54
Previously Waived Fees Recovered by Advisor (Note C)	34	—	—	—
Other	16	5	55	35

Total Fund Expenses	2,553	833	15,983	23,878

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,860	608	5,136	8,926
Fees Paid Indirectly (Note C)	—	2	—	—

Net Expenses	693	223	10,847	14,952

Net Investment Income (Loss)	22,962	6,856	156,764	114,895

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,828)	3,300	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	17,009	98,361
Futures	(6)	(251)	—	—
Forward Currency Contracts	—	11,432	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(213,117)	(71,420)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(1,618,027)	(1,298,644)
Futures	—	(234)	—	—
Forward Currency Contracts	—	(243)	—	—

Net Realized and Unrealized Gain (Loss)	(205,256)	(50,729)	(1,601,018)	(1,200,283)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(182,294)	$(43,873)	$(1,444,254)	$(1,085,388)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,859 and $9,037, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolioʊ#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $62,596, $0, $0 and $0,respectively)	$571,745	—	—	—
Interest	312	—	—	—
Income from Securities Lending	12,239	—	—	—
Expenses Allocated from Affiliated Investment Companies	(17,755)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	566,541	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $109,966, $996 and $1,862,respectively)	—	$952,313	$6,904	$12,546
Income from Securities Lending	—	38,970	185	58

Total Fund Investment Income	—	991,283	7,089	12,604

Fund Expenses
Investment Management Fees	46,138	87,610	1,092	1,146
Accounting & Transfer Agent Fees	1,056	3,691	45	78
Custodian Fees	—	13,276	138	438
Shareholder Servicing Fees
Class R2 Shares	34	—	—	—
Filing Fees	140	314	29	18
Shareholders’ Reports	152	780	23	21
Directors’/Trustees’ Fees & Expenses	59	123	2	6
Professional Fees	139	493	38	16
Organizational & Offering Costs	—	—	—	105
Other	78	1,554	11	57

Total Fund Expenses	47,796	107,841	1,378	1,885

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	384
Class R2 Shares	14	—	—	—
Institutional Class Shares	11,796	—	—	—
Fees Paid Indirectly (Note C)	—	150	10	13

Net Expenses	35,986	107,691	1,368	1,488

Net Investment Income (Loss)	530,555	883,592	5,721	11,116

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	75,499	5,284	(19,163)
Affiliated Investment Companies Shares Sold	—	(37)	(1)	—
Transactions Allocated from Affiliated Investment Company**	351,369	—	—	—
Futures	—	(37,872)	(135)	(495)
Foreign Currency Transactions	—	(25,138)	(127)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(8,179,321)	(60,418)	(76,418)
Affiliated Investment Companies Shares	—	(254)	(1)	(3)
Transactions Allocated from Affiliated Investment Company	(3,262,606)	—	—	—
Futures	—	(2,325)	(54)	—
Translation of Foreign Currency-Denominated Amounts	—	(7)	259	(1)

Net Realized and Unrealized Gain (Loss)	(2,911,237)	(8,169,455)	(55,193)	(96,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,380,682)	$(7,285,863)	$(49,472)	$(85,220)

**	Net of foreign capital gain taxes withheld of $11,422, $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$173,632	$152,804	$1,015,999	$828,078	$1,497	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(72,788)	88,328	425,701	210,041	—	—
Affiliated Investment Companies Shares Sold	(41)	(10)	(333)	(21)	(1,418)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(2,875)	2,035
Futures	(12,682)	14,606	(44,185)	79,338	34	35
Foreign Currency Transactions	(5,948)	515	(47,812)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	1,375,966	(9,090,912)	8,427,366	—	—
Affiliated Investment Companies Shares	(125)	(9)	(769)	(71)	(7,951)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(8,701)	5,844
Futures	(202)	2,380	(3,107)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(977)	(315)	(7,919)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,296,910)	1,634,265	(7,753,337)	9,554,550	(16,343)	23,947

Distributions:
Institutional Class Shares	(180,306)	(144,492)	(1,137,900)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	1,451,460	711,780	6,677,971	5,674,163	23,030	44,864
Shares Issued in Lieu of Cash Distributions	166,053	134,111	1,093,925	732,468	3,556	727
Shares Redeemed	(1,351,800)	(1,003,971)	(7,302,036)	(5,535,524)	(23,398)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	265,713	(158,080)	469,860	871,107	3,188	32,843

Total Increase (Decrease) in Net Assets	(1,211,503)	1,331,693	(8,421,377)	9,664,022	(16,711)	56,063
Net Assets
Beginning of Year	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Year	$4,820,678	$6,032,181	$26,208,206	$34,629,583	$82,920	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	60,402	26,957	474,529	365,542	1,720	3,098
Shares Issued in Lieu of Cash Distributions	7,097	5,054	80,934	47,003	241	58
Shares Redeemed	(56,865)	(38,575)	(529,452)	(359,922)	(1,759)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	10,634	(6,564)	26,011	52,623	202	2,270

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$316,287	$238,915	$7,212	$8,010	$12,767	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	164,767	837,220	12,397	17,921	14,514	49,285
Futures	(19,889)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)	2,927,439	(107,385)	31,604	(124,402)	75,175
Futures	271	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,468,891)	4,033,340	(87,776)	57,535	(97,121)	137,560

Distributions:
Institutional Class Shares	(851,167)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	2,335,205	2,604,837	25,594	19,129	4,042	13,533
Shares Issued in Lieu of Cash Distributions	834,024	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(2,994,929)	(3,315,191)	(50,102)	(163,522)	(58,204)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	174,300	(495,486)	(6,023)	(133,813)	(11,898)	(121,944)

Total Increase (Decrease) in Net Assets	(4,145,758)	3,317,721	(112,286)	(86,859)	(151,288)	2,808
Net Assets
Beginning of Year	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Year	$9,320,095	$13,465,853	$267,551	$379,837	$230,202	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	123,348	116,406	1,240	736	194	520
Shares Issued in Lieu of Cash Distributions	41,490	10,453	765	418	1,874	559
Shares Redeemed	(157,815)	(151,391)	(2,408)	(6,381)	(2,997)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	7,023	(24,532)	(403)	(5,227)	(929)	(4,648)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,003	$658	$20,054	$13,506	$199,913	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(97,218)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(101)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(2,989)	1,117	(26,021)	44,052	—	—
Futures	—	—	—	—	(4,273)	13,260
Foreign Currency Transactions	—	—	—	—	(5,807)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,783,196)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(106)	(2)
Transactions Allocated from Affiliated Investment Company	(9,155)	7,530	(261,540)	216,160	—	—
Futures	—	—	—	—	171	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,176)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,141)	9,305	(267,507)	273,718	(1,691,793)	1,523,057

Distributions:
Institutional Class Shares	(1,908)	(589)	(37,480)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	2,169	26,424	69,996	76,760	1,001,675	714,047
Shares Issued in Lieu of Cash Distributions	1,908	588	37,477	13,460	444,430	—
Shares Redeemed	(16,763)	(8,462)	(53,922)	(20,462)	(842,621)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(12,686)	18,550	53,551	69,758	603,484	(182,441)

Total Increase (Decrease) in Net Assets	(25,735)	27,266	(251,436)	330,015	(1,535,316)	1,340,616
Net Assets
Beginning of Year	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Year	$18,398	$44,133	$616,323	$867,759	$4,452,148	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	97	855	2,142	2,229	242,147	148,690
Shares Issued in Lieu of Cash Distributions	71	20	1,270	418	96,826	—
Shares Redeemed	(634)	(274)	(2,058)	(622)	(209,429)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(466)	601	1,354	2,025	129,544	(44,041)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$397,376	$124,365	$357,490	$261,889	$105,563	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	71,264	43,747	16,007	541,397	(2,689)	191,536
Affiliated Investment Companies Shares Sold	196,468	60,992	9	(1)	(9)	(7)
Futures	174	1,671	(36,186)	26,234	(3,680)	(437)
Foreign Currency Transactions	—	—	(19,023)	1,071	(5,208)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,350,594)	1,755,986	(2,899,988)	3,392,048	(921,097)	860,557
Affiliated Investment Companies Shares	(1,630,271)	1,097,358	(167)	(25)	(86)	(8)
Futures	1,144	—	(1,079)	9,695	(387)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(2,550)	(1,012)	(575)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,305,922)	3,085,164	(2,585,487)	4,231,296	(828,168)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(516,572)	(258,254)	(187,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	2,104,042	2,211,113	2,106,642	1,538,249	877,531	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	455,244	226,985	186,180	73,824
Shares Redeemed	(2,445,794)	(1,976,601)	(2,579,838)	(2,841,493)	(882,093)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	119,842	413,550	(17,952)	(1,076,259)	181,618	(66,785)

Total Increase (Decrease) in Net Assets	(2,666,513)	3,311,761	(3,120,011)	2,896,783	(833,859)	993,931
Net Assets
Beginning of Year	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Year	$7,871,073	$10,537,586	$9,664,700	$12,784,711	$2,882,931	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	180,469	189,077	109,457	74,227	73,372	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	23,531	11,757	14,949	5,458
Shares Redeemed	(210,655)	(168,470)	(135,322)	(140,273)	(74,366)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	5,458	37,418	(2,334)	(54,289)	13,955	(5,048)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S.Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,382	$45,392	$9,610	$9,084	$118,511	$98,566
Capital Gain Distributions Received from Investment Securities	—	—	195	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(55,920)	43,197	—	—	77,983	21,498
Affiliated Investment Companies Shares Sold	(25)	(6)	636	252	(24)	(2)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(201)	8,125	—	—
Futures	291	2,062	(44)	—	(3,864)	8,882
Foreign Currency Transactions	(936)	(81)	—	—	(4,896)	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	399,054	—	—	(1,093,022)	991,909
Affiliated Investment Companies Shares	(47)	(2)	(6,125)	7,908	(95)	(6)
Transactions Allocated from Affiliated Investment Company	—	—	(42,768)	68,735	—	—
Futures	—	145	—	—	(167)	1,632
Translation of Foreign Currency-Denominated Amounts	(283)	(61)	—	—	(568)	(210)

Net Increase (Decrease) in Net Assets Resulting from Operations	(529,644)	489,700	(38,697)	94,104	(906,142)	1,121,912

Distributions:
Institutional Class Shares	(79,006)	(43,180)	(10,666)	(8,755)	(119,142)	(98,429)
Capital Share Transactions (1):
Shares Issued	699,881	559,296	40,039	60,323	732,628	608,060
Shares Issued in Lieu of Cash Distributions	77,582	42,393	10,666	8,749	118,577	97,865
Shares Redeemed	(745,903)	(339,830)	(115,749)	(52,670)	(793,027)	(850,479)

Net Increase (Decrease) from Capital Share Transactions	31,560	261,859	(65,044)	16,402	58,178	(144,554)

Total Increase (Decrease) in Net Assets	(577,090)	708,379	(114,407)	101,751	(967,106)	878,929
Net Assets
Beginning of Year	2,183,724	1,475,345	308,666	206,915	4,089,166	3,210,237

End of Year	$1,606,634	$2,183,724	$194,259	$308,666	$3,122,060	$4,089,166

(1) Shares Issued and Redeemed:
Shares Issued	57,992	42,975	3,535	4,967	60,965	45,421
Shares Issued in Lieu of Cash Distributions	6,680	3,204	952	723	10,302	7,267
Shares Redeemed	(64,934)	(25,822)	(9,687)	(4,335)	(65,101)	(64,633)

Net Increase (Decrease) from Shares Issued and Redeemed	(262)	20,357	(5,200)	1,355	6,166	(11,945)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $84 and $16, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,671	$15,690	$22,962	$16,261	$6,856	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,143)	42,367	—	—	—	—
Affiliated Investment Companies Shares Sold	(1)	—	(8,828)	10,552	3,300	15,611
Futures	174	81	(6)	(18)	(251)	1,247
Foreign Currency Transactions	(839)	(148)	—	—	—	—
Forward Currency Contracts	—	—	—	—	11,432	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(177,379)	161,265	—	—	—	(19)
Affiliated Investment Companies Shares	(1)	1	(213,117)	283,947	(71,420)	88,688
Futures	(46)	46	—	—	(234)	196
Translation of Foreign Currency-Denominated Amounts	71	(40)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(243)	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(169,493)	219,262	(182,294)	310,742	(43,873)	111,933

Distributions:
Institutional Class Shares	(56,676)	(13,862)	(31,168)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	303,674	137,451	287,694	205,873	39,834	40,778
Shares Issued in Lieu of Cash Distributions.	56,609	13,840	30,117	15,000	21,408	6,900
Shares Redeemed	(340,881)	(90,425)	(244,046)	(196,293)	(73,839)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	19,402	60,866	73,765	24,580	(12,597)	(44,801)

Total Increase (Decrease) in Net Assets	(206,767)	266,266	(139,697)	319,112	(77,999)	60,198
Net Assets
Beginning of Year	774,324	508,058	1,088,714	769,602	348,707	288,509

End of Year	$567,557	$774,324	$949,017	$1,088,714	$270,708	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	24,012	9,413	14,000	9,724	2,058	2,016
Shares Issued in Lieu of Cash Distributions	4,258	921	1,512	711	1,017	372
Shares Redeemed	(27,420)	(6,235)	(11,765)	(9,418)	(3,709)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	850	4,099	3,747	1,017	(634)	(2,196)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,764	$140,092	$114,895	$114,098	$530,555	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	17,009	398,700	98,361	592,687	351,369	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,618,027)	691,616	(1,298,644)	923,652	(3,262,606)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,444,254)	1,230,408	(1,085,388)	1,630,437	(2,380,682)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(643)	(349)
Institutional Class Shares	(372,779)	(122,695)	(329,169)	(128,503)	(558,273)	(381,943)

Total Distributions	(372,779)	(122,695)	(329,169)	(128,503)	(558,916)	(382,292)

Capital Share Transactions (1):
Shares Issued	1,486,746	1,466,367	598,832	453,465	1,872,666	1,803,325
Shares Issued in Lieu of Cash Distributions	359,767	118,246	308,292	120,830	536,547	368,413
Shares Redeemed	(2,315,886)	(2,119,497)	(1,096,582)	(1,840,038)	(3,128,244)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(469,373)	(534,884)	(189,458)	(1,265,743)	(719,031)	(3,303,112)

Total Increase (Decrease) in Net Assets	(2,286,406)	572,829	(1,604,015)	236,191	(3,658,629)	662,221
Net Assets
Beginning of Year	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Year	$3,938,781	$6,225,187	$3,511,909	$5,115,924	$9,613,081	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	53,138	43,254	26,598	18,380	64,891	58,117
Shares Issued in Lieu of Cash Distributions	12,564	3,525	13,241	5,119	19,778	12,138
Shares Redeemed	(81,119)	(62,966)	(49,181)	(75,078)	(106,929)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,417)	(16,187)	(9,342)	(51,579)	(22,260)	(105,383)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
					Nov 15,
	Year	Year	Year	Year	2021 ʊ
	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$883,592	$670,994	$5,721	$5,084	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	75,499	544,729	5,284	17,753	(19,163)
Affiliated Investment Companies Shares Sold	(37)	(14)	(1)	—	—
Futures	(37,872)	67,395	(135)	348	(495)
Foreign Currency Transactions	(25,138)	(15,240)	(127)	(82)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(8,179,321)	5,134,175	(60,418)	42,862	(76,418)
Affiliated Investment Companies Shares	(254)	(32)	(1)	—	(3)
Futures	(2,325)	15,950	(54)	67	—
Translation of Foreign Currency-Denominated Amounts	(7)	100	259	2	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,285,863)	6,418,057	(49,472)	66,034	(85,220)

Distributions:
Institutional Class Shares	(942,726)	(590,306)	(22,133)	(4,500)	(10,224)
Capital Share Transactions (1):
Shares Issued	7,057,849	4,891,169	87,606	53,547	729,801
Shares Issued in Lieu of Cash Distributions	895,345	560,095	21,501	4,385	9,316
Shares Redeemed	(7,911,399)	(6,904,346)	(82,497)	(54,708)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	41,795	(1,453,082)	26,610	3,224	519,891

Total Increase (Decrease) in Net Assets	(8,186,794)	4,374,669	(44,995)	64,758	424,447
Net Assets
Beginning of Year	29,155,369	24,780,700	234,921	170,163	—

End of Year	$20,968,575	$29,155,369	$189,926	$234,921	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	315,242	191,908	8,132	4,233	79,414
Shares Issued in Lieu of Cash Distributions	43,699	22,111	1,847	389	1,143
Shares Redeemed	(361,196)	(273,309)	(7,430)	(4,246)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,255)	(59,290)	2,549	376	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.70	0.49	0.70	0.66	0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.54)	6.70	(1.87)	1.47	(2.25)	(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	(5.76)	7.40	(1.38)	2.17	(1.59)	(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Year (thousands)	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.65%	2.31%	3.22%	2.78%	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	9%	14%	19%	7%	8%	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$15.52	$10.50	$11.07	$10.73	$11.53	$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.22	0.15	0.18	0.19	0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.68)	4.97	(0.55)	0.27	(0.75)	(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	(2.45)	5.19	(0.40)	0.45	(0.56)	(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	(0.30)	—	—	—	(0.07)	(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Year.	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Year (thousands)	$82,920	$99,631	$43,568	$41,286	$31,380	$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(B)	0.44%	0.47%	0.47%	0.49%	0.49%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.66%	0.71%	0.85%	0.93%	0.90%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.50%	1.69%	1.58%	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.24%	0.27%	0.27%	0.26%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.44	0.40	0.45	0.43	0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.33)	2.51	(0.91)	0.37	(2.59)	(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	(5.85)	2.95	(0.51)	0.82	(2.16)	(6.56)	7.49	(0.02)	0.96	(1.92)
Less Distributions:
Net Investment Income	(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.73)	—	(0.38)	(1.35)	—	(1.92)	—	—	—	—

Total Distributions	(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Year (thousands)	$267,551	$379,837	$466,696	$640,068	$622,650	$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.69%	1.74%	1.91%	1.49%	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.94	0.58	0.43	0.76	0.85	0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.25)	10.31	(4.00)	1.68	(3.65)	(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	(10.31)	10.89	(3.57)	2.44	(2.80)	(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	(0.55)	—	(2.25)	(1.07)	(2.13)	(0.68)	—	—	(0.80)	(0.21)
Total Distributions	(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(1.48)	(0.57)	(0.38)	(1.31)	(0.80)

Net Asset Value, End of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Year (thousands)	$18,398	$44,133	$16,867	$26,540	$36,351	$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62%	1.88%	1.89%	2.92%	2.75%	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.16	0.15	0.20	0.22	0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.44)	1.11	(1.35)	0.83	(0.22)	(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	(1.29)	1.27	(1.20)	1.03	—	(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Year (thousands)	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.26%	0.27%	0.28%	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.28%	0.28%	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	3.67%	3.29%	3.61%	4.01%	4.27%	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	6%	8%	12%	8%	5%	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund feesand expenses incurred by the Portfolio indirectly as a result of Portfolio’sinvestment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.61	0.44	0.33	0.45	0.47	0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.05)	6.48	(2.65)	(0.01)	(3.44)	(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	(4.44)	6.92	(2.32)	0.44	(2.97)	(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	(0.16)	—	(0.29)	(0.62)	(0.74)	(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Year (thousands)	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.46%	0.53%	0.65%	0.68%	0.68%	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.46%	0.53%	0.66%	0.69%	0.68%	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.13%	2.02%	2.48%	2.10%	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	24%	15%	14%	18%	23%	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$13.73	$10.64	$10.74	$9.71	$10.68	$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.30	0.21	0.27	0.26	0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.51)	3.08	(0.13)	1.00	(1.01)	(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	(3.13)	3.38	0.08	1.27	(0.75)	(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	(0.11)	—	—	—	—	—		—		—		(0.23)		—

Total Distributions	(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Year (thousands)	$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets*	0.30%	0.30%	0.30%	0.33%	0.35%	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)	0.52	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by
Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.31%	0.34%	0.35%	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)	0.74	%(B)
Ratio of Net Investment Income to Average Net Assets	3.15%	2.30%	1.97%	2.69%	2.41%	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	22%	15%	15%	9%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A	N/A	N/A	N/A	N/A	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$13.84	$10.44	$11.17	$10.65	$12.15	$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.33	0.24	0.33	0.31	0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.48)	3.40	(0.74)	0.56	(1.52)	(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	(3.08)	3.73	(0.50)	0.89	(1.21)	(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Year (thousands)	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30%	0.32%	0.35%	0.37%	0.39%	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.32%	0.36%	0.38%	0.37%	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.49%	2.26%	3.02%	2.56%	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	12%	6%	13%	8%	4%	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.34	0.29	0.35	0.31	0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.15)	6.27	(0.10)	1.13	(0.64)	(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	(3.70)	6.61	0.19	1.48	(0.33)	(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.17)	—	(0.03)	(0.11)	(0.03)	(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Year (thousands)	$949,017	$1,088,714	$769,602	$879,553	$741,512	$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(B)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.64%	1.81%	2.23%	1.89%	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.22%	0.25%	0.27%	0.27%	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.88	0.74	0.55	0.73	0.61	0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.07)	5.32	0.07	2.05	(4.14)	(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	(8.19)	6.06	0.62	2.78	(3.53)	(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(1.17)	—	—	—	—	(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Year (thousands)	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	3.05%	2.19%	2.07%	2.70%	2.08%	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Year	$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Year (thousands)	$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Net Asset Value, End of Year	$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Year (thousands)	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.75	0.57	0.43	0.53	0.50	0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.97)	4.76	(0.22)	1.64	(3.47)	(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	(6.22)	5.33	0.21	2.17	(2.97)	(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$18.13	$25.16	$20.34	$20.59	$18.95	$9.29	$13.13	$9.71	$10.43

Total Return	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	(21.40%)	38.29%	(3.89%)	4.38	%(D)

Net Assets, End of Period (thousands)	$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.49%	0.52%	0.52%	0.66%	0.72%	0.84%	0.85	%(E)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%	0.42%	0.50%	0.53%	0.52%	0.66%	0.72%	0.87%	0.95	%(E)(F)
Ratio of Net Investment Income to Average Net Assets	3.33%	2.26%	2.19%	2.62%	2.25%	2.72%	2.19%	2.26%	2.30	%(E)(F)
Portfolio Turnover Rate	14%	10%	15%	4%	4%	28%	29%	34%	12	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)

Total from Investment Operations	(2.00)

Less Distributions:
Net Investment Income	(0.24)

Total Distributions	(0.24)

Net Asset Value, End of Period	$7.76

Total Return	(20.16	%)(D)

Net Assets, End of Period (thousands)	$424,447
Ratio of Expenses to Average Net Assets	0.43	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54	%(E)
Ratio of Net Investment Income to Average Net Assets	3.20	%(E)
Portfolio Turnover Rate	41	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/22
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	19%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	81%
	The Canadian Small Company Series	97%
Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	3%
	DFA International Real Estate Securities Portfolio	62%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.37	%*
International Small Company Portfolio	0.27	%*
Japanese Small Company Portfolio	0.37	%*
Asia Pacific Small Company Portfolio	0.37	%*
United Kingdom Small Company Portfolio	0.37	%*
Continental Small Company Portfolio	0.37	%*
DFA International Real Estate Securities Portfolio	0.24%

DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.41%*
International Vector Equity Portfolio	0.32%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.34%*
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.42%*
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.39%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
World ex U.S. Targeted Value Portfolio	0.45%	0.40%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the

Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ ExpensesAssumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$2	$205	$581
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	321	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	324	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	27	36	23
Continental Small Company Portfolio (4)	0.42%	0.35%	—	770	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	8,559	25,717
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	447	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	34	1,860	594
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	608	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	5,136	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	8,926	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	11,796	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	$384	$384
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	14	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the“Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	624
Global Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	211
DFA Global Real Estate Securities Portfolio	30
DFA International Small Cap Value Portfolio	101
International Vector Equity Portfolio	107
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	34
World ex U.S. Targeted Value Portfolio	21
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Core Equity Portfolio	150
Emerging Markets Targeted Value Portfolio	10
Emerging Markets ex China Core Equity Portfolio	13
Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$25
International Core Equity Portfolio	3
Global Small Company Portfolio	—
International Small Company Portfolio	96
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	11
DFA Global Real Estate Securities Portfolio	—
DFA International Small Cap Value Portfolio	165
International Vector Equity Portfolio	1
International High Relative Profitability Portfolio	—
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	—

World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	$1
Emerging Markets Portfolio	51
Emerging Markets Small Cap Portfolio	47
Emerging Markets Value Portfolio	256
Emerging Markets Core Equity Portfolio	69
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$720,929	$479,717
International Core Equity Portfolio	$3,808,915	$3,327,491
DFA International Real Estate Securities Portfolio	$781,335	$332,146
DFA Global Real Estate Securities Portfolio	$318,157	$81,730
DFA International Small Cap Value Portfolio	$2,629,179	$2,817,617
International Vector Equity Portfolio	$679,802	$563,709
International High Relative Profitability Portfolio	$447,300	$430,303
World ex U.S. Core Equity Portfolio	$513,809	$442,555
World ex U.S. Targeted Value Portfolio	$240,725	$247,687
Emerging Markets Core Equity Portfolio	$3,736,935	$3,764,509
Emerging Markets Targeted Value Portfolio	$71,838	$58,488
Emerging Markets ex China Core Equity Portfolio	$663,524	$143,971

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

Total	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Total	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

Total	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

Total	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$656,341	$244,904	$(83,062)	$(1,239,429)	$2,755,650	815,281	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	447,129	279,500	(390,765)	281,217	7,325	11,833	$8,517
The DFA Short Term Investment Fund	217,045	1,892,149	1,914,823	30	(77)	194,324	16,809	1,369	—

Total	$4,723,360	$2,548,490	$2,606,856	$196,468	$(1,630,271)	$3,231,191	839,415	$288,211	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

Total	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

Total	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

Total	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

Total	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

Total	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

Total	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$146,269	$102,980	$(4,405)	$(96,139)	$585,918	19,085	$8,369	$16,695
International Core Equity Portfolio	315,518	70,511	42,238	(2,732)	(80,484)	260,575	21,324	10,826	—
Emerging Markets Core Equity Portfolio	131,060	31,993	21,709	(1,691)	(36,494)	103,159	5,690	4,461	—

Total	$1,089,751	$248,773	$166,927	$(8,828)	$(213,117)	$949,652	46,099	$23,656	$16,695

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$23,710	$28,907	$2,167	$(30,677)	$153,472	5,479	$2,142	$6,687
International Core Equity Portfolio	93,920	16,638	17,950	878	(23,663)	69,823	5,714	2,974	—
Emerging Markets Core Equity Portfolio	62,856	13,584	15,418	255	(17,080)	44,197	2,438	1,951	—

Total	$343,955	$53,932	$62,275	$3,300	$(71,420)	$267,492	13,631	$7,067	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

Total	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Total	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

Total	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2021	$220,133	—	—	$220,133
2022	483,283	$367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433
DFA International Small Cap Value Portfolio
2021	258,254	—	—	258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2022	$7,741	$13,787	—	$21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World Core Equity Portfolio	$(111)	$(1,455)	$(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)
DFA Global Real Estate Securities Portfolio	41,604	312,816	—	(606,343)	(251,923)
DFA International Small Cap Value Portfolio	68,218	—	(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Targeted Value Portfolio	$4,020	$3,675	—	$(16,252)	$(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	$(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,338,136	$1,135,170	$(490,572)	$644,598
International Core Equity Portfolio	27,220,758	4,822,759	(4,737,359)	85,400
Global Small Company Portfolio	80,761	2,109	—	2,109
International Small Company Portfolio	10,236,196	—	(925,265)	(925,265)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Japanese Small Company Portfolio	$300,127	—	$(32,510)	$(32,510)
Asia Pacific Small Company Portfolio	305,564	—	(75,306)	(75,306)
United Kingdom Small Company Portfolio	22,595	—	(4,189)	(4,189)
Continental Small Company Portfolio	755,766	—	(139,286)	(139,286)
DFA International Real Estate Securities Portfolio	6,011,628	$355,222	(1,695,813)	(1,340,591)
DFA Global Real Estate Securities Portfolio	8,625,872	1,133,036	(1,739,379)	(606,343)
DFA International Small Cap Value Portfolio	10,432,581	1,379,301	(2,054,544)	(675,243)
International Vector Equity Portfolio	2,972,309	483,094	(447,448)	35,646
International High Relative Profitability Portfolio	1,759,210	172,160	(217,353)	(45,193)
World ex U.S. Value Portfolio	195,640	—	(1,591)	(1,591)
World ex U.S. Core Equity Portfolio	3,358,143	564,526	(669,923)	(105,397)
World ex U.S. Targeted Value Portfolio	654,172	51,891	(138,264)	(86,373)
World Core Equity Portfolio	784,795	168,740	(3,882)	164,858
Selectively Hedged Global Equity Portfolio	190,492	76,936	—	76,936
Emerging Markets Portfolio	3,130,085	807,386	—	807,386
Emerging Markets Small Cap Portfolio	3,731,854	—	(223,049)	(223,049)
Emerging Markets Value Portfolio	10,126,974	—	(508,262)	(508,262)
Emerging Markets Core Equity Portfolio	20,488,138	5,647,945	(4,816,494)	831,451
Emerging Markets Targeted Value Portfolio	208,109	27,800	(42,817)	(15,017)
Emerging Markets ex China Core Equity Portfolio	518,068	16,875	(104,329)	(87,454)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$3,651	126	$1,397	45
Shares Issued in Lieu of Cash Distributions	643	24	349	12
Shares Redeemed	(1,372)	(47)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$2,922	103	$(2,722)	(91)

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Institutional Class Shares
Shares Issued	$1,869,015	64,765	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	535,904	19,754	368,063	12,127
Shares Redeemed	(3,126,872)	(106,882)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(721,953)	(22,363)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$63,262
International Core Equity Portfolio	—	276,847
International Small Company Portfolio	—	98,398
DFA International Real Estate Securities Portfolio	—	49,453
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	164,150
International Vector Equity Portfolio	—	26,927
International High Relative Profitability Portfolio	—	5,525
World ex U.S. Core Equity Portfolio	—	31,765
World ex U.S. Targeted Value Portfolio	—	1,825
Selectively Hedged Global Equity Portfolio	83,655	3,601
Emerging Markets Core Equity Portfolio	—	223,852
Emerging Markets Targeted Value Portfolio	—	1,496
Emerging Markets ex China Core Equity Portfolio	—	1,233

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
Large Cap International Portfolio	$1,432	—	$1,432

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
International Core Equity Portfolio	$5,896	—	$5,896
International Small Company Portfolio	2,412	—	2,412
DFA International Real Estate Securities Portfolio	1,581	—	1,581
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	3,422	—	3,422
International Vector Equity Portfolio	439	—	439
World ex U.S. Core Equity Portfolio	867	—	867
Selectively Hedged Global Equity Portfolio	483	$483	—
Emerging Markets Core Equity Portfolio	5,731	—	5,731

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Equity Contracts *,(4)
Selectively Hedged Global Equity Portfolio	$(511)	$(379)	$(132)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(12,682)	—	$(12,682)
International Core Equity Portfolio	(44,185)	—	(44,185)
Global Small Company Portfolio	34	—	34 *
International Small Company Portfolio	(19,889)	—	(19,889)
DFA International Real Estate Securities Portfolio	(4,273)	—	(4,273)
DFA Global Real Estate Securities Portfolio	174	—	174
DFA International Small Cap Value Portfolio	(36,186)	—	(36,186)
International Vector Equity Portfolio	(3,680)	—	(3,680)
International High Relative Profitability Portfolio	291	—	291 *
World ex U.S. Value Portfolio	(44)	—	(44)*
World ex U.S. Core Equity Portfolio	(3,864)	—	(3,864)
World ex U.S. Targeted Value Portfolio	174	—	174 *

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
World Core Equity Portfolio	$(6)	—	$(6)*
Selectively Hedged Global Equity Portfolio	11,181	$11,432	(251)
Emerging Markets Core Equity Portfolio	(37,872)	—	(37,872)
Emerging Markets Targeted Value Portfolio	(135)	—	(135)
Emerging Markets ex China Core Equity Portfolio	(495)	—	(495)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(202)	—	$(202)
International Core Equity Portfolio	(3,107)	—	(3,107)
International Small Company Portfolio	271	—	271
DFA International Real Estate Securities Portfolio	171	—	171
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	(1,079)	—	(1,079)
International Vector Equity Portfolio	(387)	—	(387)
World ex U.S. Core Equity Portfolio	(167)	—	(167)
World ex U.S. Targeted Value Portfolio	(46)	—	(46)
Selectively Hedged Global Equity Portfolio	(477)	$(243)	(234)
Emerging Markets Core Equity Portfolio	(2,325)	—	(2,325)
Emerging Markets Targeted Value Portfolio	(54)	—	(54)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Societe Generale	$9	$9	—	—	—	$9	—	—	—	—	—	—
Citibank, N.A	12	12	$(12)	—	—	—	$111	$111	$(12)	—	—	$99
UBS AG	341	341	—	—	—	341	—	—	—	—	—	—
State Street Bank and Trust	118	118	(118)	—	—	—	203	203	(118)	—	—	85
HSBC Bank	—		—	—	—	—	8	8	—	—	—	8
Bank of America Corp	3	3	(3)	—	—	—	10	10	(3)	—	—	7
Morgan Stanley and Co. International	—	—	—	—	—	—	47	47	—	—	—	47

Total	$483	$483	$(133)	—	—	$350	$379	$379	$(133)	—	—	$246

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Large Cap International Portfolio	3.83%	$5,269	4	$2	$6,982	—
International Core Equity Portfolio	3.83%	3,969	2	1	5,274	—
Global Small Company Portfolio	1.82%	223	46	—	1,760	—
International Small Company Portfolio	1.08%	23,176	4	3	27,039	—
DFA International Real Estate Securities Portfolio	2.15%	6,674	15	5	18,809	—
DFA Global Real Estate Securities Portfolio	1.92%	4,360	25	5	16,645	—
DFA International Small Cap Value Portfolio	2.48%	1,824	5	1	3,221	—
International Vector Equity Portfolio	3.27%	1,964	4	1	7,845	—
International High Relative Profitability Portfolio	2.56%	4,156	61	16	27,171	—
World ex U.S. Value Portfolio	1.80%	200	30	—	1,071	—
World ex U.S. Core Equity Portfolio	1.83%	1,261	14	1	2,927	—
World ex U.S. Targeted Value Portfolio	2.24%	2,983	77	16	10,833	—
World Core Equity Portfolio	1.40%	897	120	4	8,460	—
Selectively Hedged Global Equity Portfolio	2.72%	749	14	—	2,051	—
Emerging Markets Core Equity Portfolio	2.27%	2,127	12	2	6,636	—
Emerging Markets Targeted Value Portfolio	1.97%	1,155	25	2	2,439	$916
Emerging Markets ex China Core Equity Portfolio	2.21%	9,510	34	16	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
DFA International Real Estate Securities Portfolio	Borrower	3.44%	$48,486	1	$5	$48,486	—
Emerging Markets Core Equity Portfolio	Borrower	3.44%	20,000	3	6	20,000	—
Emerging Markets ex China Core Equity Portfolio	Borrower	1.94%	43,054	4	9	43,178	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$65,316	$49,754	$(17,757)
International Core Equity Portfolio	231,336	138,743	(6,854)
DFA Global Real Estate Securities Portfolio	29,992	287	(481)
DFA International Small Cap Value Portfolio	182,554	406,702	(130,631)
International Vector Equity Portfolio	50,537	95,090	6,759
International High Relative Profitability Portfolio	76,151	66,961	(7,786)
World ex U.S. Core Equity Portfolio	15,251	17,741	1,232
World ex U.S. Targeted Value Portfolio	19,278	34,098	(4,174)

Portfolio	Purchases	Sales	Realized Gain (Loss)
Emerging Markets Core Equity Portfolio	$15,882	$7,870	$(1,254)
Emerging Markets Targeted Value Portfolio	180	219	34
Emerging Markets ex China Core Equity Portfolio	1,169	62	8

K. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$40,583
International Core Equity Portfolio	284,799
DFA International Real Estate Securities Portfolio	23,713
DFA International Small Cap Value Portfolio	101,708
International Vector Equity Portfolio	43,708
International High Relative Profitability Portfolio	10,421
World ex U.S. Core Equity Portfolio	51,359
World ex U.S. Targeted Value Portfolio	3,786
Emerging Markets Core Equity Portfolio	696,482
Emerging Markets Targeted Value Portfolio	2,339
Emerging Markets ex China Core Equity Portfolio	280

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$249,563	—	—	—	$249,563
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,565,282	—	—	—	1,565,282
DFA International Real Estate Securities Portfolio Common Stocks	299,241	—	—	—	299,241
DFA Global Real Estate Securities Portfolio Common Stocks	207,964	—	—	—	207,964
DFA International Small Cap Value Portfolio Common Stocks	294,176	—	—	—	294,176
International Vector Equity Portfolio Common Stocks, Rights/Warrants	165,207	—	—	—	165,207
International High Relative Profitability Portfolio Common Stocks	128,519	—	—	—	128,519
World ex U.S. Core Equity Portfolio Common Stocks	175,641	—	—	—	175,641
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,876	—	—	—	1,876
Emerging Markets Core Equity Portfolio Common Stocks	436,254	—	—	—	436,254
Emerging Markets Targeted Value Portfolio Common Stocks	1,691	—	—	—	1,691
Emerging Markets ex China Core Equity Portfolio Common Stocks	6,829	—	—	—	6,829

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

O. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	71%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	91%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	87%
World ex U.S. Value Portfolio-Institutional Class	5	76%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	85%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	62%
Emerging Markets Value Portfolio-Class R2	1	41%
Emerging Markets Value Portfolio-Institutional Class	2	97%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Large Cap International Portfolio (1)

International Core Equity Portfolio (1)

Global Small Company Portfolio (2)

International Small Company Portfolio (2)

Japanese Small Company Portfolio (2)

Asia Pacific Small Company Portfolio (2)

United Kingdom Small Company Portfolio (2)

Continental Small Company Portfolio (2)

DFA International Real Estate Securities Portfolio (1)

DFA Global Real Estate Securities Portfolio (1)

DFA International Small Cap Value Portfolio (1)

International Vector Equity Portfolio (1)

International High Relative Profitability Portfolio (1)

World ex U.S. Value Portfolio (2)

World ex U.S. Core Equity Portfolio (1)

World ex U.S. Targeted Value Portfolio (1)

World Core Equity Portfolio (2)

Selectively Hedged Global Equity Portfolio (2)

Emerging Markets Portfolio (2)

Emerging Markets Small Cap Portfolio (2)

Emerging Markets Value Portfolio (2)

Emerging Markets Core Equity Portfolio (1)

Emerging Markets Targeted Value Portfolio (1)

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

Emerging Markets ex China Core Equity Portfolio (1)	For the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -13.98% for the Portfolio’s Class R2 shares, -13.90% for the Portfolio’s Institutional Class shares, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended October 31, 2022
EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$901.00	0.42%	$2.01
Institutional Class Shares	$1,000.00	$900.70	0.30%	$1.44
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,023.09	0.42%	$2.14
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$7,491,601,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,491,601,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$7,491,602
Receivables:
Fund Shares Sold	10,027
Prepaid Expenses and Other Assets	118

Total Assets	7,501,747

LIABILITIES:
Payables:
Fund Shares Redeemed	7,226
Due to Advisor	308
Accrued Expenses and Other Liabilities	291

Total Liabilities	7,825

NET ASSETS	$7,493,922

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,425 and shares outstanding of 88,283	$16.14

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $7,492,497 and shares outstanding of 462,867,608	$16.19

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$8,007,682
Total Distributable Earnings (Loss)	(513,760)

NET ASSETS	$7,493,922

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $38,360)	$371,656
Income from Securities Lending	3,222
Expenses Allocated from Affiliated Investment Companies	(17,250)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	357,628

Fund Expenses
Investment Management Fees	21,746
Accounting & Transfer Agent Fees	1,098
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	192
Shareholders’ Reports	137
Directors’/Trustees’ Fees & Expenses	42
Professional Fees	98
Other	51

Total Fund Expenses	23,366

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,302

Net Expenses	7,061

Net Investment Income (Loss)	350,567

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)

Net Realized and Unrealized Gain (Loss)	(1,577,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,226,436)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$350,567	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(7,444)	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,226,436)	3,176,036

Distributions:
Class R2 Shares	(78)	(43)
Institutional Class Shares	(402,623)	(258,413)

Total Distributions	(402,701)	(258,456)

Capital Share Transactions (1):
Shares Issued	2,471,605	1,043,206
Shares Issued in Lieu of Cash Distributions	396,749	254,720
Shares Redeemed	(2,059,528)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	808,826	(1,161,670)

Total Increase (Decrease) in Net Assets	(820,311)	1,755,910
Net Assets
Beginning of Year	8,314,233	6,558,323

End of Year	$7,493,922	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	134,715	56,340
Shares Issued in Lieu of Cash Distributions	22,689	13,672
Shares Redeemed	(114,398)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	43,006	(64,462)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Year	$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Year (thousands)	$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Year (thousands)	$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.27%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$16,302	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	3	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$102

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,022,124	—	$(530,331)	$(530,331)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$712	37	$1,954	104
Shares Issued in Lieu of Cash Distributions	77	4	43	2
Shares Redeemed	(787)	(42)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$2	(1)	$502	26

Institutional Class Shares
Shares Issued	$2,470,893	134,678	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	396,672	22,685	254,677	13,670
Shares Redeemed	(2,058,741)	(114,356)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$808,824	43,007	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	5	71%
DFA International Value Portfolio-Institutional Class	4	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2022 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -13.82% for the Series, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Series changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Series invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmarks. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -23.60% for the Series and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -26.65% for the Series and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from relative performance, as larger stocks held by the benchmark outperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -33.34% for the Series and - 37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -29.07% for the Series and - 34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -12.52% for the Series and -17.55% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. Additionally, the Series’ exclusion of real estate investment trusts (REITs) also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Series held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -25.79% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -22.31% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Series lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. Afund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$900.90	0.21%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.50	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$805.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$812.90	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Continental Small Company Series
Actual Fund Return	$1,000.00	$837.30	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$876.80	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Emerging Markets Series
Actual Fund Return	$1,000.00	$818.30	0.15%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$845.90	0.26%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.3%
Consumer Staples	4.8%
Energy	15.9%
Financials	28.7%
Health Care	5.5%
Industrials	11.1%
Information Technology	1.3%
Materials	14.0%
Real Estate	2.2%
Utilities	0.8%

100.0%

The Japanese Small Company Series
Communication Services	2.4%
Consumer Discretionary	14.7%
Consumer Staples	7.9%
Energy	0.8%
Financials	9.0%
Health Care	5.1%
Industrials	28.9%
Information Technology	15.6%
Materials	12.4%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.9%
Consumer Discretionary	18.9%
Consumer Staples	8.6%
Energy	6.3%
Financials	13.0%
Health Care	5.7%
Industrials	11.8%
Information Technology	7.8%
Materials	15.3%
Real Estate	6.9%
Utilities	0.8%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	16.8%
Consumer Staples	7.2%
Energy	4.3%
Financials	18.9%
Health Care	5.0%
Industrials	22.8%
Information Technology	8.7%
Materials	5.3%
Real Estate	3.0%
Utilities	4.3%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	8.4%
Consumer Staples	4.3%
Energy	4.4%
Financials	16.6%
Health Care	6.0%
Industrials	27.0%
Information Technology	10.2%
Materials	9.1%
Real Estate	4.9%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.5%
Consumer Staples	4.9%
Energy	28.7%
Financials	9.3%
Health Care	1.5%
Industrials	11.0%
Information Technology	3.3%
Materials	23.8%
Real Estate	2.6%
Utilities	8.1%

100.0%

The Emerging Markets Series
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.7%
Energy	6.0%
Financials	21.8%
Health Care	4.3%
Industrials	7.4%
Information Technology	19.0%
Materials	11.7%
Real Estate	1.9%
Utilities	3.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	13.8%
Consumer Staples	6.9%
Energy	2.1%
Financials	9.5%
Health Care	8.3%
Industrials	15.8%
Information Technology	14.8%
Materials	14.8%
Real Estate	5.7%
Utilities	5.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.6%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$120,381,777	1.1%
National Australia Bank Ltd.	5,345,044	111,027,479	1.1%
Westpac Banking Corp.	7,338,308	113,310,525	1.1%
Woodside Energy Group Ltd	3,456,203	79,902,049	0.8%
Other Securities		392,173,877	3.7%

TOTAL AUSTRALIA		816,795,707	7.8%

AUSTRIA — (0.1%)
Other Securities		6,220,806	0.1%

BELGIUM — (0.6%)
Other Securities		58,799,281	0.6%

CANADA — (10.1%)
Bank of Montreal	1,789	164,790	0.0%
# Bank of Montreal	1,331,345	122,590,248	1.2%
Bank of Nova Scotia	443,447	21,434,275	0.2%
Bank of Nova Scotia	2,098,551	101,401,984	1.0%
Canadian Imperial Bank of Commerce	1,446,994	65,714,037	0.6%
Canadian Natural Resources Ltd.	806,380	48,334,417	0.5%
Fairfax Financial Holdings Ltd.	97,836	48,050,126	0.4%
Nutrien Ltd.	944,511	79,811,163	0.8%
Suncor Energy, Inc.	1,317,132	45,304,678	0.4%
Suncor Energy, Inc.	2,013,309	69,237,696	0.7%
# Teck Resources Ltd., Class B	2,050,761	62,425,165	0.6%
Other Securities		425,965,154	4.0%

TOTAL CANADA		1,090,433,733	10.4%

CHINA — (0.0%)
Other Securities		3,578,225	0.0%

DENMARK — (1.9%)
DSV AS	379,252	51,247,654	0.5%
Other Securities		150,557,322	1.4%

TOTAL DENMARK		201,804,976	1.9%

FINLAND — (1.1%)
Other Securities		113,789,895	1.1%

FRANCE — (10.2%)
AXA SA	2,421,503	59,798,721	0.6%
BNP Paribas SA	1,819,966	85,345,265	0.8%
Cie de Saint-Gobain	1,784,858	72,966,654	0.7%
Cie Generale des Etablissements Michelin SCA	2,521,000	64,245,287	0.6%
Engie SA	3,701,762	48,098,296	0.5%
Orange SA	7,137,374	68,004,272	0.6%
Sanofi	682,839	58,763,618	0.6%
# TotalEnergies SE	6,840,726	373,184,524	3.5%
Other Securities		264,876,509	2.5%

TOTAL FRANCE		1,095,283,146	10.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.5%)
BASF SE	1,819,157	$81,626,734	0.8%
Bayerische Motoren Werke AG	1,003,964	78,803,005	0.7%
Mercedes-Benz Group AG	2,636,283	152,592,147	1.5%
Other Securities		281,533,549	2.6%

TOTAL GERMANY		594,555,435	5.6%

HONG KONG — (2.0%)
Other Securities		214,006,034	2.0%

IRELAND — (0.4%)
Other Securities		46,570,809	0.4%

ISRAEL — (0.6%)
Other Securities		64,808,590	0.6%

ITALY — (2.0%)
# Intesa Sanpaolo SpA	26,193,710	49,939,026	0.5%
UniCredit SpA	3,981,409	49,374,501	0.5%
Other Securities		114,595,246	1.0%

TOTAL ITALY		213,908,773	2.0%

JAPAN — (18.6%)
Honda Motor Co. Ltd.	3,522,000	80,310,312	0.8%
Mitsubishi Corp.	1,963,400	53,186,304	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	48,153,735	0.5%
Takeda Pharmaceutical Co. Ltd.	2,595,871	68,554,353	0.7%
Toyota Motor Corp.	12,080,750	167,615,564	1.6%
Other Securities		1,581,578,322	14.9%

TOTAL JAPAN		1,999,398,590	19.0%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	48,918,640	0.5%
Koninklijke Ahold Delhaize NV	4,054,901	113,084,163	1.1%
Other Securities		243,026,322	2.2%

TOTAL NETHERLANDS		405,029,125	3.8%

NEW ZEALAND — (0.2%)
Other Securities		23,565,859	0.2%

NORWAY — (0.9%)
Other Securities		101,097,179	1.0%

PORTUGAL — (0.1%)
Other Securities		14,011,161	0.1%

SINGAPORE — (1.1%)
Other Securities		118,180,815	1.1%

SPAIN — (1.9%)
# Banco Santander SA	31,583,925	81,912,138	0.8%
Repsol SA	4,619,638	62,847,702	0.6%
Other Securities		54,102,853	0.5%

TOTAL SPAIN		198,862,693	1.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$270,126,175	2.6%

SWITZERLAND — (8.8%)
Cie Financiere Richemont SA, Class A	922,306	90,140,218	0.9%
Novartis AG	1,706,093	138,007,072	1.3%
# Novartis AG, Sponsored ADR	1,596,183	129,498,327	1.2%
UBS Group AG	6,030,163	95,603,120	0.9%
* UBS Group AG	1,233,581	19,564,595	0.2%
Zurich Insurance Group AG	348,909	148,695,901	1.4%
Other Securities		327,812,902	3.1%

TOTAL SWITZERLAND		949,322,135	9.0%

UNITED KINGDOM — (14.7%)
# Barclays PLC, Sponsored ADR	7,035,082	48,682,767	0.5%
BP PLC	7,690,578	42,548,901	0.4%
# BP PLC, Sponsored ADR	2,518,588	83,818,609	0.8%
British American Tobacco PLC	3,024,009	119,428,540	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	33,236,624	0.3%
Glencore PLC	23,897,614	137,006,665	1.3%
HSBC Holdings PLC	13,535,003	69,462,304	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	60,220,307	0.6%
Lloyds Banking Group PLC	164,752,825	79,125,348	0.8%
Shell PLC	307,658	8,522,614	0.1%
Shell PLC, Sponsored ADR	9,015,405	501,526,980	4.8%
Vodafone Group PLC	51,300,878	59,888,735	0.6%
Other Securities		342,384,465	3.1%

TOTAL UNITED KINGDOM		1,585,852,859	15.1%

TOTAL COMMON STOCKS		10,186,002,001	96.7%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	62,612,238	0.6%
Other Securities		28,392,993	0.3%

TOTAL GERMANY		91,005,231	0.9%

TOTAL INVESTMENT SECURITIES (Cost $10,555,431,050)		10,277,007,232

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	41,765,646	482,852,631	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $11,038,476,605)		$10,759,859,863	102.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	842	12/16/22	$157,956,087	$163,474,300	$5,518,213

Total Futures Contracts			$157,956,087	$163,474,300	$5,518,213

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$816,795,707	—	$816,795,707
Austria	—	6,220,806	—	6,220,806
Belgium	—	58,799,281	—	58,799,281
Canada	$1,090,433,733	—	—	1,090,433,733
China	—	3,578,225	—	3,578,225
Denmark	—	201,804,976	—	201,804,976
Finland	5,856,638	107,933,257	—	113,789,895
France	—	1,095,283,146	—	1,095,283,146
Germany	14,207,408	580,348,027	—	594,555,435
Hong Kong	—	214,006,034	—	214,006,034
Ireland	26,386,842	20,183,967	—	46,570,809
Israel	11,032,764	53,775,826	—	64,808,590
Italy	24,863,308	189,045,465	—	213,908,773
Japan	13,905,475	1,985,493,115	—	1,999,398,590
Netherlands	26,051,464	378,977,661	—	405,029,125
New Zealand	—	23,565,859	—	23,565,859
Norway	—	101,097,179	—	101,097,179
Portugal	—	14,011,161	—	14,011,161
Singapore	—	118,180,815	—	118,180,815
Spain	6,210,086	192,652,607	—	198,862,693
Sweden	—	270,126,175	—	270,126,175
Switzerland	158,548,612	790,773,523	—	949,322,135
United Kingdom	766,554,481	819,298,378	—	1,585,852,859
Preferred Stocks
Germany	—	91,005,231	—	91,005,231
Securities Lending Collateral	—	482,852,631	—	482,852,631
Futures Contracts**	5,518,213	—	—	5,518,213

TOTAL	$2,149,569,024	$8,615,809,052	—	$10,765,378,076

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%

TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%

TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%

TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%

TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Other Securities		$610,194,505	24.1%

TOTAL INDUSTRIALS		720,093,537	28.6%

INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%

TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%

TOTAL MATERIALS.		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%

TOTAL UTILITIES		42,286,985	1.7%

TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)		$2,548,546,479	101.1%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021

TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
#*	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
#*	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
#*	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
#*	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
#*	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%

TOTAL AUSTRALIA			778,195,678	65.2%

CHINA — (0.1%)
	Other Securities		1,050,669	0.1%

HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$195,738,785	16.4%

TOTAL HONG KONG		225,436,402	18.9%

NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%

TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%

TOTAL SINGAPORE		130,859,243	10.9%

TOTAL COMMON STOCKS		1,190,521,988	99.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%

HONG KONG — (0.0%)
Other Security		5,255	0.0%

TOTAL RIGHTS/WARRANTS		26,574	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)		$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573

TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.5%)
	COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%

	TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

	CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%

	TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

	CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%

	TOTAL CONSUMER STAPLES		83,434,553	7.1%

	ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%

	TOTAL ENERGY		50,051,723	4.3%

	FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%

	TOTAL FINANCIALS		219,519,301	18.8%

	HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%

	TOTAL HEALTH CARE		58,173,490	5.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.3%)
* Babcock International Group PLC	2,860,700	$9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%

TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%

TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%

TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%

TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%

TOTAL UTILITIES		49,766,471	4.3%

TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)		$1,190,004,930	101.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920

TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (93.7%)
	AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%

	TOTAL AUSTRIA		141,564,570	3.3%

	BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%

	TOTAL BELGIUM		200,214,094	4.6%

	DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%

	TOTAL DENMARK		284,839,811	6.5%

	FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%

	TOTAL FINLAND		241,247,565	5.5%

	FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%

	TOTAL FRANCE		474,261,640	10.9%

	GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%

	TOTAL GERMANY		611,161,049	14.1%

	IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$24,848,912	0.6%

	TOTAL IRELAND		67,660,431	1.6%

	ISRAEL — (3.6%)
	Other Securities		162,740,149	3.7%

	ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%

	TOTAL ITALY		383,891,506	8.8%

	NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%

	TOTAL NETHERLANDS		256,339,951	5.9%

	NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%

	PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%

	SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%

	TOTAL SPAIN		262,792,979	6.0%

	SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%

	SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%

	TOTAL SWITZERLAND		754,337,002	17.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Other Securities		$12,849,060	0.3%

TOTAL COMMON STOCKS		4,279,782,528	98.4%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		33,294,751	0.8%

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399

TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%

TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%

TOTAL CONSUMER STAPLES			59,075,300	4.9%

ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%

TOTAL ENERGY			348,385,483	28.7%

FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%

TOTAL FINANCIALS			112,828,924	9.3%

HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%
#*	Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%

TOTAL INDUSTRIALS			133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%

TOTAL MATERIALS			289,208,446	23.8%

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%

TOTAL REAL ESTATE			31,699,792	2.6%

UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities			$14,633,883	1.2%

TOTAL UTILITIES			97,998,403	8.1%

TOTAL COMMON STOCKS (Cost $1,129,103,652)			1,212,935,722	99.8%

TOTAL RIGHTS/WARRANTS (Cost $)			0	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)			1,212,935,722

			Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@ §	The DFA Short Term Investment Fund	17,275,482	199,721,843	16.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)			$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843

TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.1%)
	BRAZIL — (4.5%)
	Petroleo Brasileiro SA	2,733,556	$17,601,021	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,891,842	0.1%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,921,460	0.1%
	Vale SA	2,364,713	30,731,421	0.8%
	Other Securities		124,887,653	3.2%

	TOTAL BRAZIL		182,033,397	4.6%

	CHILE — (0.5%)
	Other Securities		21,724,736	0.5%

	CHINA — (23.4%)
*	Alibaba Group Holding Ltd.	714,100	5,552,061	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	53,144,932	1.4%
*	Baidu, Inc., Class A	1,268,100	12,157,268	0.3%
	Bank of China Ltd., Class H	43,912,181	14,143,111	0.4%
	China Construction Bank Corp., Class H	59,766,590	31,717,427	0.8%
	China Resources Land Ltd.	4,798,666	15,013,985	0.4%
	CSPC Pharmaceutical Group Ltd.	11,629,200	11,945,066	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	13,361,085	0.4%
	Lenovo Group Ltd.	13,043,278	10,424,287	0.3%
*Ω	Meituan, Class B	1,133,000	18,139,936	0.5%
#	NetEase, Inc., ADR	193,704	10,773,816	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	3,693,500	14,786,523	0.4%
	Tencent Holdings Ltd.	3,556,400	93,450,715	2.4%
#*Ω	Xiaomi Corp., Class B	12,403,400	13,929,917	0.4%
#	Yum China Holdings, Inc.	363,986	15,050,821	0.4%
	Other Securities		618,214,698	14.9%

	TOTAL CHINA		951,805,648	23.8%

	COLOMBIA — (0.1%)
	Other Securities		5,030,142	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		7,199,868	0.2%

	EGYPT — (0.0%)
	Other Securities		1,920,708	0.1%

	GREECE — (0.3%)
	Other Securities		13,238,603	0.3%

	HUNGARY — (0.2%)
	Other Securities		8,953,846	0.2%

	INDIA — (18.0%)
	Axis Bank Ltd.	1,721,283	18,876,411	0.5%
	Bajaj Finance Ltd.	131,798	11,395,650	0.3%
	Bharti Airtel Ltd.	1,493,167	15,016,466	0.4%
	HDFC Bank Ltd.	1,512,827	27,440,778	0.7%
	Hindalco Industries Ltd.	2,222,008	10,881,758	0.3%
	Hindustan Unilever Ltd.	440,646	13,635,504	0.3%
	Housing Development Finance Corp. Ltd.	698,934	20,898,952	0.5%
	ICICI Bank Ltd.	1,390,129	15,285,795	0.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	649,989	$14,325,747	0.4%
Infosys Ltd.	1,779,532	33,201,533	0.8%
# Infosys Ltd., Sponsored ADR	500,328	9,371,143	0.2%
JSW Steel Ltd.	1,422,439	11,597,295	0.3%
Mahindra & Mahindra Ltd.	905,189	14,787,857	0.4%
Reliance Industries Ltd.	1,374,995	42,364,653	1.1%
Tata Consultancy Services Ltd.	572,990	22,023,536	0.6%
* Tata Motors Ltd.	2,234,196	11,170,004	0.3%
Tata Steel Ltd.	11,675,250	14,256,387	0.4%
Other Securities		425,896,974	10.5%

TOTAL INDIA		732,426,443	18.4%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	30,668,300	17,336,096	0.4%
Other Securities		80,236,504	2.0%

TOTAL INDONESIA		97,572,600	2.4%

MALAYSIA — (1.7%)
Other Securities		70,536,471	1.8%

MEXICO — (2.6%)
America Movil SAB de CV	17,462,580	16,481,615	0.4%
Grupo Financiero Banorte SAB de CV, Class O	1,806,062	14,702,455	0.4%
Other Securities		72,766,011	1.8%

TOTAL MEXICO		103,950,081	2.6%

PERU — (0.2%)
Other Securities		6,210,439	0.2%

PHILIPPINES — (0.8%)
Other Securities		31,534,552	0.8%

POLAND — (0.6%)
Other Securities		25,584,214	0.6%

QATAR — (1.0%)
Qatar National Bank QPSC	2,505,254	13,717,886	0.3%
Other Securities		28,854,876	0.8%

TOTAL QATAR		42,572,762	1.1%

SAUDI ARABIA — (4.7%)
* Al Rajhi Bank	1,085,108	24,605,766	0.6%
* Saudi Arabian Mining Co.	512,286	11,402,576	0.3%
Saudi National Bank	945,913	14,950,375	0.4%
Saudi Telecom Co.	1,007,500	10,824,373	0.3%
Other Securities		131,529,877	3.2%

TOTAL SAUDI ARABIA		193,312,967	4.8%

SOUTH AFRICA — (3.5%)
MTN Group Ltd.	1,570,195	11,097,278	0.3%
Other Securities		129,896,408	3.2%

TOTAL SOUTH AFRICA		140,993,686	3.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.7%)
KB Financial Group, Inc.	309,585	$10,417,236	0.3%
Samsung Electronics Co. Ltd.	3,140,501	130,707,098	3.3%
SK Hynix, Inc.	384,714	22,271,674	0.6%
Other Securities		310,821,368	7.7%

TOTAL SOUTH KOREA		474,217,376	11.9%

TAIWAN — (15.0%)
Hon Hai Precision Industry Co. Ltd.	5,794,322	18,403,209	0.5%
# MediaTek, Inc.	799,995	14,582,464	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	161,299,590	4.0%
Other Securities		415,194,442	10.4%

TOTAL TAIWAN		609,479,705	15.3%

THAILAND — (2.5%)
Other Securities		100,451,044	2.5%

TURKEY — (0.7%)
Other Securities		28,045,003	0.7%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	1,754,520	12,330,867	0.3%
Other Securities		50,250,860	1.3%

TOTAL UNITED ARAB EMIRATES		62,581,727	1.6%

UNITED STATES — (0.0%)
Other Security		1,338,052	0.0%

TOTAL COMMON STOCKS		3,912,714,070	98.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	2,317,176	13,637,044	0.4%
Petroleo Brasileiro SA	2,952,047	17,036,206	0.4%
Other Securities		18,830,811	0.5%

TOTAL BRAZIL		49,504,061	1.3%

CHILE — (0.0%)
Other Security		753,310	0.0%

COLOMBIA — (0.1%)
Other Securities		762,616	0.0%

SOUTH KOREA — (0.0%)
Other Security		39,130	0.0%

TAIWAN — (0.0%)
Other Security		276,224	0.0%

TOTAL PREFERRED STOCKS		51,335,341	1.3%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		16,218	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$39,126	0.0%

TAIWAN — (0.0%)
Other Security		59,429	0.0%

TOTAL RIGHTS/WARRANTS		114,773	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,031,692,639)		3,964,164,184

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	9,232,721	106,739,492	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,138,466,170)		$4,070,903,676	102.0%

As of October 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	644	12/16/22	$29,866,714	$27,485,920	$(2,380,794)
S&P 500® Emini Index	73	12/16/22	13,941,096	14,172,950	231,854

Total Futures Contracts			$43,807,810	$41,658,870	$(2,148,940)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$182,023,797	$9,600	—	$182,033,397
Chile	11,803,006	9,921,730	—	21,724,736
China	123,031,320	828,774,328	—	951,805,648
Colombia	4,717,484	312,658	—	5,030,142
Czech Republic	—	7,199,868	—	7,199,868
Egypt	1,962	1,918,746	—	1,920,708
Greece	10,252	13,217,128	$11,223	13,238,603
Hungary	—	8,953,846	—	8,953,846
India	31,593,723	700,832,720	—	732,426,443
Indonesia	—	97,572,600	—	97,572,600
Malaysia	—	70,536,471	—	70,536,471
Mexico	103,950,081	—	—	103,950,081
Peru	6,210,439	—	—	6,210,439
Philippines	548,996	30,985,556	—	31,534,552
Poland	—	25,584,214	—	25,584,214
Qatar	—	42,572,762	—	42,572,762
Saudi Arabia	—	193,312,967	—	193,312,967
South Africa	22,218,169	118,775,517	—	140,993,686
South Korea	4,855,920	469,361,456	—	474,217,376
Taiwan	4,177,320	605,295,946	6,439	609,479,705
Thailand	98,389,048	2,061,996	—	100,451,044

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$28,045,003	—	$28,045,003
United Arab Emirates	—	62,581,727	—	62,581,727
United States	—	1,338,052	—	1,338,052
Preferred Stocks
Brazil	$49,504,061	—	—	49,504,061
Chile	—	753,310	—	753,310
Colombia	762,616	—	—	762,616
South Korea	—	39,130	—	39,130
Taiwan	—	276,224	—	276,224
Rights/Warrants
Malaysia	—	16,218	—	16,218
South Korea	—	39,126	—	39,126
Taiwan	—	59,429	—	59,429
Securities Lending Collateral	—	106,739,492	—	106,739,492
Futures Contracts**	(2,148,940)	—	—	(2,148,940)

TOTAL	$641,649,254	$3,427,087,820	$17,662^	$4,068,754,736

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BELGIUM — (0.0%)
	Other Security		$14,557	0.0%

	BRAZIL — (5.7%)
	TOTVS SA	1,646,258	10,568,178	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	10,258,724	0.3%
	Other Securities		181,842,977	5.2%

TOTAL BRAZIL			202,669,879	5.8%

	CHILE — (0.6%)
	Other Securities		22,580,410	0.6%

	CHINA — (21.9%)
	BYD Electronic International Co. Ltd.	1,940,500	5,639,059	0.2%
	China Conch Venture Holdings Ltd.	4,615,500	6,807,382	0.2%
	China Medical System Holdings Ltd.	5,342,500	5,838,944	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	5,363,986	0.2%
	China Power International Development Ltd.	18,883,333	5,457,077	0.2%
	Chinasoft International Ltd.	9,542,000	6,322,273	0.2%
	Far East Horizon Ltd.	6,976,000	5,387,074	0.2%
	Hengan International Group Co. Ltd.	2,254,500	8,741,258	0.3%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,478,432	0.2%
	Kingboard Holdings Ltd.	2,624,421	6,478,798	0.2%
	Kingsoft Corp. Ltd.	3,307,600	10,015,883	0.3%
	Kunlun Energy Co. Ltd.	12,020,000	7,183,987	0.2%
	Minth Group Ltd.	2,963,000	5,842,632	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	6,050,400	8,336,151	0.3%
	Sinopharm Group Co. Ltd., Class H	3,677,200	6,976,059	0.2%
Ω	Yadea Group Holdings Ltd.	4,400,000	6,718,272	0.2%
	Other Securities		674,286,363	18.7%

TOTAL CHINA.			782,873,630	22.2%

	COLOMBIA — (0.1%)
	Other Securities		3,508,664	0.1%

	GREECE — (0.4%)
	Other Securities		12,870,333	0.4%

	HONG KONG — (0.0%)
	Other Securities		603,989	0.0%

	HUNGARY — (0.0%)
	Other Securities		1,366,524	0.0%

	INDIA — (19.2%)
	Adani Enterprises Ltd.	132,085	5,349,994	0.2%
*	Adani Power Ltd.	1,298,946	5,278,915	0.2%
*	Adani Transmission Ltd.	257,725	10,446,809	0.3%
	AIA Engineering Ltd.	176,351	5,759,750	0.2%
	Atul Ltd.	55,580	5,679,275	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	7,149,511	0.2%
	Federal Bank Ltd.	5,370,459	8,537,661	0.3%
*	Fortis Healthcare Ltd.	1,720,585	5,777,317	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	132,935	$6,079,642	0.2%
	Indian Hotels Co. Ltd.	2,496,258	10,070,893	0.3%
	KPIT Technologies Ltd.	689,000	5,930,463	0.2%
	Persistent Systems Ltd.	209,899	9,370,830	0.3%
	Phoenix Mills Ltd.	331,488	5,729,067	0.2%
	Schaeffler India Ltd.	160,300	5,371,315	0.2%
	Supreme Industries Ltd.	209,572	5,492,082	0.2%
	Tata Elxsi Ltd.	72,466	6,148,163	0.2%
	Tube Investments of India Ltd.	410,776	13,507,760	0.4%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,463,376	0.2%
	Other Securities		558,019,401	15.3%

TOTAL INDIA			686,162,224	19.5%

	INDONESIA — (2.4%)
	Other Securities		84,409,677	2.4%

	MALAYSIA — (1.6%)
	Other Securities		58,092,744	1.7%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	7,246,414	0.2%
	Grupo Comercial Chedraui SA de CV	1,754,925	7,093,925	0.2%
*	Grupo Simec SAB de CV, Class B	954,497	9,538,707	0.3%
*	Industrias CH SAB de CV, Class B	1,752,132	19,365,158	0.6%
	La Comer SAB de CV	3,003,626	5,518,194	0.2%
	Other Securities		63,096,833	1.7%

TOTAL MEXICO			111,859,231	3.2%

	PHILIPPINES — (1.0%)
	Other Securities		36,898,462	1.1%

	POLAND — (0.9%)
	Grupa Kety SA	54,943	5,668,090	0.2%
	Other Securities		26,522,826	0.7%

TOTAL POLAND			32,190,916	0.9%

	QATAR — (0.9%)
	Other Securities		31,471,396	0.9%

	SAUDI ARABIA — (3.9%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,436,392	0.2%
	Other Securities		132,119,560	3.7%

TOTAL SAUDI ARABIA			138,555,952	3.9%

	SOUTH AFRICA — (3.8%)
	Foschini Group Ltd.	907,837	5,675,989	0.2%
	Woolworths Holdings Ltd.	2,234,195	7,661,480	0.2%
	Other Securities		122,354,989	3.5%

TOTAL SOUTH AFRICA			135,692,458	3.9%

	SOUTH KOREA — (11.3%)
	Other Securities		402,710,105	11.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (15.7%)
TA Chen Stainless Pipe	4,850,504	$5,667,713	0.2%
Taichung Commercial Bank Co. Ltd.	15,973,893	6,212,649	0.2%
Other Securities		548,850,145	15.5%

TOTAL TAIWAN.		560,730,507	15.9%

THAILAND — (2.6%)
Other Securities		93,749,823	2.7%

TURKEY — (1.3%)
#* Sasa Polyester Sanayi AS	1,429,621	9,207,695	0.3%
Other Securities		37,953,231	1.0%

TOTAL TURKEY		47,160,926	1.3%

UNITED ARAB EMIRATES — (0.9%)
Abu Dhabi Islamic Bank PJSC	2,965,487	7,672,903	0.2%
Other Securities		25,577,712	0.7%

TOTAL UNITED ARAB EMIRATES		33,250,615	0.9%

TOTAL COMMON STOCKS		3,479,423,022	98.8%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Unipar Carbocloro SA	265,449	5,487,809	0.2%
Other Securities		21,750,780	0.6%

TOTAL BRAZIL		27,238,589	0.8%

CHILE — (0.0%)
Other Securities		707,061	0.0%

COLOMBIA — (0.0%)
Other Security		51,644	0.0%

PHILIPPINES — (0.0%)
Other Security		400,488	0.0%

THAILAND — (0.1%)
Other Security		1,341,790	0.1%

TOTAL PREFERRED STOCKS		29,739,572	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		36,347	0.0%

INDIA — (0.0%)
Other Security		149,656	0.0%

INDONESIA — (0.0%)
Other Security		3,503	0.0%

MALAYSIA — (0.0%)
Other Security		26,642	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (0.0%)
Other Security		$115,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,889	0.0%

TAIWAN — (0.0%)
Other Securities		22,016	0.0%

THAILAND — (0.0%)
Other Securities		591	0.0%

TOTAL RIGHTS/WARRANTS		355,803	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,641,873,380)		3,509,518,397

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,706,428	65,972,009	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,707,870,867)		$3,575,490,406	101.5%

As of October 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	12/16/22	$27,594,377	$24,412,960	$(3,181,417)

Total Futures Contracts			$27,594,377	$24,412,960	$(3,181,417)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$14,557	—	$14,557
Brazil	$200,556,578	2,113,301	—	202,669,879
Chile	56,743	22,523,667	—	22,580,410
China	30,708,728	744,535,093	$7,629,809	782,873,630
Colombia	2,857,262	651,402	—	3,508,664
Greece	47,143	12,823,190	—	12,870,333
Hong Kong	—	603,989	—	603,989
Hungary	—	1,366,524	—	1,366,524
India	328,042	685,825,728	8,454	686,162,224
Indonesia	211,331	83,744,145	454,201	84,409,677
Malaysia	—	58,091,500	1,244	58,092,744
Mexico	105,709,485	6,131,488	18,258	111,859,231
Philippines	—	36,892,926	5,536	36,898,462
Poland	—	32,190,916	—	32,190,916
Qatar	—	31,471,396	—	31,471,396
Saudi Arabia	495,984	138,059,968	—	138,555,952

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$4,776,263	$130,916,195	—	$135,692,458
South Korea	30,295	400,895,469	$1,784,341	402,710,105
Taiwan	499,088	559,929,711	301,708	560,730,507
Thailand	91,364,773	2,379,782	5,268	93,749,823
Turkey	—	47,160,926	—	47,160,926
United Arab Emirates	—	33,250,615	—	33,250,615
Preferred Stocks
Brazil	27,142,205	96,384	—	27,238,589
Chile	—	707,061	—	707,061
Colombia	51,644	—	—	51,644
Philippines	—	400,488	—	400,488
Thailand	1,341,790	—	—	1,341,790
Rights/Warrants
Brazil	—	36,347	—	36,347
India	—	149,656	—	149,656
Indonesia	—	3,503	—	3,503
Malaysia	—	26,642	—	26,642
Saudi Arabia	—	115,159	—	115,159
South Korea	—	1,889	—	1,889
Taiwan	—	22,016	—	22,016
Thailand	—	591	—	591
Securities Lending Collateral	—	65,972,009	—	65,972,009
Futures Contracts**	(3,181,417)	—	—	(3,181,417)

TOTAL	$462,995,937	$3,099,104,233	$10,208,819^	$3,572,308,989

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $520,457, $134,496, $112,812 and $27,667 of securities on loan, respectively)	$10,277,007	$2,493,001	$1,190,549	$1,160,537
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $483,046, $55,564, $17,312 and $29,475,respectively)	482,853	55,545	17,305	29,468
Segregated Cash for Futures Contracts	8,420	—	—	—
Foreign Currencies at Value	128,438	174	1,718	1,035
Cash	37,517	975	210	8
Receivables:
Investment Securities Sold	5,068	4,450	126	1,867
Dividends, Interest and Tax Reclaims	77,741	23,051	1,315	5,013
Securities Lending Income	367	164	337	20
Unrealized Gain on Foreign Currency Contracts	—	4	5	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	11,017,412	2,577,364	1,211,565	1,197,948

LIABILITIES:
Payables:
Upon Return of Securities Loaned	486,408	56,630	17,192	29,920
Investment Securities Purchased	—	—	148	—
Due to Advisor	1,732	215	102	96
Futures Margin Variation	1,659	—	—	—
Accrued Expenses and Other Liabilities	480	176	102	85

Total Liabilities	490,279	57,021	17,544	30,101

NET ASSETS	$10,527,133	$2,520,343	$1,194,021	$1,167,847

Investment Securities at Cost	$10,555,431	$2,854,129	$1,539,797	$1,400,293

Foreign Currencies at Cost	$130,216	$175	$1,705	$1,040

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $232,134, $211,169, $181,828 and $272,505 of securities on loan, respectively)	$4,313,078	$1,212,936	$3,964,164	$3,509,518
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $256,622, $199,806, $106,774 and $65,997,respectively)	256,520	199,722	106,739	65,972
Segregated Cash for Futures Contracts	—	—	2,116	1,231
Foreign Currencies at Value	1,400	1,520	41,719	25,680
Cash	526	—	76,319	9,943
Receivables:
Investment Securities Sold	14,246	22,504	1,311	3,266
Dividends, Interest and Tax Reclaims	28,879	719	3,308	3,828
Securities Lending Income	375	166	353	1,123
Futures Margin Variation	—	—	529	—
Unrealized Gain on Foreign Currency Contracts	—	—	42	3
Prepaid Expenses and Other Assets	—	1	2	—

Total Assets	4,615,024	1,437,568	4,196,602	3,620,564

LIABILITIES:
Payables:
Due to Custodian	—	122	—	—
Upon Return of Securities Loaned	267,759	222,227	91,531	67,037
Investment Securities Purchased	—	—	74,714	1,675
Due to Advisor	354	100	341	615
Futures Margin Variation	—	—	—	58
Unrealized Loss on Foreign Currency Contracts	—	—	13	—
Deferred Taxes Payable	—	—	37,032	29,704
Accrued Expenses and Other Liabilities	348	59	543	556

Total Liabilities	268,461	222,508	204,174	99,645

NET ASSETS	$4,346,563	$1,215,060	$3,992,428	$3,520,919

Investment Securities at Cost	$4,398,990	$1,129,104	$3,031,693	$3,641,873

Foreign Currencies at Cost	$1,406	$1,516	$42,155	$25,839

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $54,334, $8,447, $724 and $332, respectively)	$528,788	$76,219	$63,499	$63,674
Income from Securities Lending	4,573	1,562	4,162	102

Total Investment Income	533,361	77,781	67,661	63,776

Expenses
Investment Management Fees	23,325	2,900	1,555	1,523
Accounting & Transfer Agent Fees	2	—	4	—
Custodian Fees	1,012	419	272	106
Shareholders’ Reports	25	18	17	17
Directors’/Trustees’ Fees & Expenses	54	13	7	6
Professional Fees	275	39	19	20
Other	353	93	49	49

Total Expenses	25,046	3,482	1,923	1,721

Fees Paid Indirectly (Note C)	373	23	5	12

Net Expenses	24,673	3,459	1,918	1,709

Net Investment Income (Loss)	508,688	74,322	65,743	62,067

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	6,848	5,574	33,519	(4,763)
Affiliated Investment Companies Shares Sold	36	(8)	(10)	(3)
Futures	(16,735)	—	349	—
Foreign Currency Transactions	(13,407)	(5,554)	(731)	(1,687)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	(862,888)	(565,107)	(665,322)
Affiliated Investment Companies Shares	(280)	(32)	(12)	(11)
Futures	2,503	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(284)	(8)	(66)

Net Realized and Unrealized Gain (Loss)	(2,224,074)	(863,192)	(532,000)	(671,852)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,715,386)	$(788,870)	$(466,257)	$(609,785)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,430, $5,523, $21,392 and $17,193, respectively)	$154,725	$39,740	$173,353	$125,202
Income from Securities Lending	5,905	1,683	4,430	16,583

Total Investment Income	160,630	41,423	177,783	141,785

Expenses
Investment Management Fees	5,401	1,333	5,202	8,948
Accounting & Transfer Agent Fees	8	7	—	—
Custodian Fees	1,013	76	2,474	2,145
Shareholders’ Reports	21	17	21	19
Directors’/Trustees’ Fees & Expenses	21	6	22	19
Professional Fees	144	14	131	237
Other	180	37	291	352

Total Expenses	6,788	1,490	8,141	11,720

Fees Paid Indirectly (Note C)	29	9	124	98

Net Expenses	6,759	1,481	8,017	11,622

Net Investment Income (Loss)	153,871	39,942	169,766	130,163

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	53,125	84,639	37,299	106,869
Affiliated Investment Companies Shares Sold	(59)	(66)	(29)	(18)
Futures	—	27	(15,196)	(6,942)
Foreign Currency Transactions	(2,690)	(101)	(2,541)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,054,707)	(295,189)	(1,639,645)	(1,297,378)
Affiliated Investment Companies Shares	(130)	(101)	(47)	(41)
Futures	—	—	(1,197)	(3,235)
Translation of Foreign Currency-Denominated Amounts	(3,148)	(9)	8	80

Net Realized and Unrealized Gain (Loss)	(2,007,609)	(210,800)	(1,621,348)	(1,203,215)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,853,738)	$(170,858)	$(1,451,582)	$(1,073,052)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,922 and $9,059, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$508,688	$420,963	$74,322	$67,580	$65,743	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,848	468,390	5,574	106,212	33,519	188,465
Affiliated Investment Companies Shares Sold	36	(27)	(8)	4	(10)	(3)
Futures	(16,735)	29,155	—	—	349	—
Foreign Currency Transactions	(13,407)	4,495	(5,554)	(32)	(731)	(238)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	3,710,810	(862,888)	204,124	(565,107)	322,334
Affiliated Investment Companies Shares	(280)	(30)	(32)	(6)	(12)	(1)
Futures	2,503	5,251	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(1,694)	(284)	(657)	(8)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,715,386)	4,637,313	(788,870)	377,225	(466,257)	573,226

Transactions in Interest:
Contributions	1,269,316	152,792	112,114	441,236	49,404	105,831
Withdrawals.	(1,324,290)	(1,974,162)	(219,045)	(345,470)	(212,093)	(383,104)

Net Increase (Decrease) from Transactions in Interest	(54,974)	(1,821,370)	(106,931)	95,766	(162,689)	(277,273)

Total Increase (Decrease) in Net Assets	(1,770,360)	2,815,943	(895,801)	472,991	(628,946)	295,953
Net Assets
Beginning of Year	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Year	$10,527,133	$12,297,493	$2,520,343	$3,416,144	$1,194,021	$1,822,967

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,067	$43,588	$153,871	$125,991	$39,942	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,763)	99,258	53,125	392,015	84,639	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(59)	2	(66)	(11)
Futures	—	(120)	—	—	27	42
Foreign Currency Transactions	(1,687)	291	(2,690)	(1,344)	(101)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(665,322)	602,698	(2,054,707)	1,753,296	(295,189)	390,372
Affiliated Investment Companies Shares	(11)	(3)	(130)	(21)	(101)	(6)
Translation of Foreign Currency-Denominated Amounts	(66)	25	(3,148)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(609,785)	745,738	(1,853,738)	2,269,494	(170,858)	583,578

Transactions in Interest:
Contributions	38,338	46,399	179,167	513,046	51,681	164,451
Withdrawals	(157,982)	(370,643)	(517,971)	(845,380)	(117,171)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(119,644)	(324,244)	(338,804)	(332,334)	(65,490)	(103,053)

Total Increase (Decrease) in Net Assets	(729,429)	421,494	(2,192,542)	1,937,160	(236,348)	480,525
Net Assets
Beginning of Year	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Year	$1,167,847	$1,897,276	$4,346,563	$6,539,105	$1,215,060	$1,451,408

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,766	$157,220	$130,163	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	37,299	399,802	106,869	591,471
Affiliated Investment Companies Shares Sold	(29)	—	(18)	(4)
Futures	(15,196)	13,167	(6,942)	5,812
Foreign Currency Transactions	(2,541)	(3,699)	(2,550)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,639,645)	694,801	(1,297,378)	925,173
Affiliated Investment Companies Shares	(47)	(10)	(41)	(6)
Futures	(1,197)	(990)	(3,235)	(191)
Translation of Foreign Currency-Denominated Amounts	8	(9)	80	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,451,582)	1,260,282	(1,073,052)	1,652,623

Transactions in Interest:
Contributions	434,631	553,796	283,303	95,865
Withdrawals	(1,299,951)	(1,229,073)	(818,051)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(865,320)	(675,277)	(534,748)	(1,430,858)

Total Increase (Decrease) in Net Assets	(2,316,902)	585,005	(1,607,800)	221,765
Net Assets
Beginning of Year	6,309,330	5,724,325	5,128,719	4,906,954

End of Year	$3,992,428	$6,309,330	$3,520,919	$5,128,719

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)

Net Assets, End of Year (thousands)	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.21%	0.21%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.36%	3.50%	2.77%	3.92%	3.21%	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	15%	9%	12%	16%	20%	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)

Net Assets, End of Year (thousands)	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.23%	3.42%	4.21%	4.11%	3.96%	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	19%	19%	18%	18%	18%	14%	12%	9%	18%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)

Net Assets, End of Year (thousands)	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.13%	0.12%	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.11%	2.15%	2.74%	2.51%	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	11%	17%	8%	17%	15%	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)

Net Assets, End of Year (thousands)	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.13%	0.14%	0.14%	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.42%	2.38%	3.04%	2.40%	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	10%	19%	22%	9%	12%	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$373
The Japanese Small Company Series	23
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	12
The Continental Small Company Series	29
The Canadian Small Company Series	9
The Emerging Markets Series	124
The Emerging Markets Small Cap Series	98

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$132
The Japanese Small Company Series	35
The Asia Pacific Small Company Series	16
The United Kingdom Small Company Series	23
The Continental Small Company Series	25
The Canadian Small Company Series	7
The Emerging Markets Series	54
The Emerging Markets Small Cap Series	48

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$2,114,747	$1,740,164
The Japanese Small Company Series	$321,472	$359,611
The Asia Pacific Small Company Series	$291,315	$329,566
The United Kingdom Small Company Series	$224,491	$206,460
The Continental Small Company Series	$577,020	$760,337
The Canadian Small Company Series	$206,110	$202,538

	Purchases	Sales
The Emerging Markets Series	$518,861	$1,244,835
The Emerging Markets Small Cap Series	$533,168	$954,259

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

Total	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

Total	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

Total	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

Total	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

Total	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

Total	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

Total	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

Total	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,067,112	$1,350,477	$(1,657,729)	$(307,252)
The Japanese Small Company Series	2,969,111	334,789	(755,354)	(420,565)
The Asia Pacific Small Company Series	1,584,563	177,560	(554,270)	(376,710)
The United Kingdom Small Company Series	1,439,003	187,762	(436,759)	(248,997)
The Continental Small Company Series	4,686,399	958,768	(1,075,569)	(116,801)
The Canadian Small Company Series	1,365,752	287,544	(240,639)	46,905
The Emerging Markets Series	3,186,275	1,471,582	(586,954)	884,628
The Emerging Markets Small Cap Series	3,797,243	964,553	(1,186,305)	(221,752)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$121,433
The Asia Pacific Small Company Series	1,325
The Canadian Small Company Series	734
The Emerging Markets Series	32,655
The Emerging Markets Small Cap Series	35,294

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)
The DFA International Value Series	$5,518	$5,518
The Emerging Markets Series	232	232

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(2)
The Emerging Markets Series	$(2,381)	$(2,381)
The Emerging Markets Small Cap Series	(3,181)	(3,181)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$(16,735)	$(16,735)
The Asia Pacific Small Company Series	349	349 *
The Canadian Small Company Series	27	27 *
The Emerging Markets Series	(15,196)	(15,196)
The Emerging Markets Small Cap Series	(6,942)	(6,942)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$2,503	$2,503
The Emerging Markets Series	(1,197)	(1,197)
The Emerging Markets Small Cap Series	(3,235)	(3,235)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	1.84%	$6,495	20	$6	$34,971	—
The Japanese Small Company Series	1.72%	1,701	18	2	11,233	—
The Asia Pacific Small Company Series	2.09%	862	48	3	15,068	—
The United Kingdom Small Company Series	1.03%	913	27	1	3,521	—
The Continental Small Company Series	2.20%	3,006	30	7	11,952	—
The Canadian Small Company Series	1.04%	89	14	—	428	—
The Emerging Markets Series	1.80%	6,505	25	5	16,316	—
The Emerging Markets Small Cap Series	1.83%	2,622	6	1	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	123,189	6	14	147,127	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$225,947	$77,938	$(18,829)
The Japanese Small Company Series	42,494	31,791	(2,373)
The Asia Pacific Small Company Series	14,105	30,116	2,231
The United Kingdom Small Company Series	32,010	19,557	3,055
The Continental Small Company Series	31,836	62,380	12,864
The Canadian Small Company Series	24,172	33,685	10,646
The Emerging Markets Series	6,156	2,559	(198)
The Emerging Markets Small Cap Series	116	11,364	(397)

J. Securities Lending:

As of October 31, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$74,049
The Japanese Small Company Series	86,329
The Asia Pacific Small Company Series	102,694
The Continental Small Company Series	217
The Canadian Small Company Series	22,524
The Emerging Markets Series	84,911
The Emerging Markets Small Cap Series	227,524

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$486,408	—	—	—	$486,408
The Japanese Small Company Series Common Stocks	56,630	—	—	—	56,630
The Asia Pacific Small Company Series Common Stocks	17,192	—	—	—	17,192
The United Kingdom Small Company Series Common Stocks	29,920	—	—	—	29,920
The Continental Small Company Series Common Stocks, Rights/Warrants	267,759	—	—	—	267,759
The Canadian Small Company Series Common Stocks, Rights/Warrants	222,227	—	—	—	222,227
The Emerging Markets Series Common Stocks	91,531	—	—	—	91,531
The Emerging Markets Small Cap Series Common Stocks	67,037	—	—	—	67,037

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the

1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -19.27% for the Fund, -25.21% for the MSCI Emerging Markets Value Index (net dividends), and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Fund changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$837.60	0.15%	$0.69
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund

Communication Services	2.6%
Consumer Discretionary	8.4%
Consumer Staples	3.2%
Energy	11.2%
Financials	30.3%
Health Care	2.7%
Industrials	9.4%
Information Technology	11.5%
Materials	15.0%
Real Estate	4.2%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$66,332,519	0.7%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	119,388,074	1.2%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	57,009,912	0.6%
Other Securities		197,601,271	2.0%

TOTAL BRAZIL		440,331,776	4.5%

CHILE — (0.5%)
Other Securities		53,080,525	0.5%

CHINA — (24.6%)
* Alibaba Group Holding Ltd.	8,685,000	67,525,064	0.7%
* Baidu, Inc., Sponsored ADR	714,105	54,679,020	0.6%
Bank of China Ltd., Class H	270,116,817	86,998,458	0.9%
China Construction Bank Corp., Class H	437,755,101	232,311,487	2.4%
China Merchants Bank Co. Ltd., Class H	15,432,500	50,524,458	0.5%
China Overseas Land & Investment Ltd.	19,311,000	36,901,751	0.4%
# China Resources Land Ltd.	17,288,000	54,090,402	0.6%
China Shenhua Energy Co. Ltd., Class H	15,790,500	41,479,393	0.4%
Industrial & Commercial Bank of China Ltd., Class H	221,136,996	96,010,020	1.0%
PetroChina Co. Ltd., Class H	107,982,000	41,306,030	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	27,792,500	111,264,230	1.2%
#* Trip.com Group Ltd., ADR	1,678,716	37,989,343	0.4%
*Ω Xiaomi Corp., Class B	30,268,800	33,994,057	0.4%
Other Securities		1,502,862,583	15.2%

TOTAL CHINA		2,447,936,296	25.1%

COLOMBIA — (0.1%)
Other Securities		4,556,575	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,356,491	0.1%

GREECE — (0.3%)
Other Securities		30,892,405	0.3%

HONG KONG — (0.0%)
Other Securities		425,561	0.0%

HUNGARY — (0.2%)
Other Securities		19,035,517	0.2%

INDIA — (18.2%)
Axis Bank Ltd.	9,710,222	106,486,929	1.1%
Hindalco Industries Ltd.	8,603,538	42,133,791	0.4%
Housing Development Finance Corp. Ltd.	2,568,550	76,802,678	0.8%
ICICI Bank Ltd.	864,565	9,506,718	0.1%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	88,707,978	0.9%
JSW Steel Ltd.	4,657,007	37,969,068	0.4%
Larsen & Toubro Ltd.	2,418,042	59,445,528	0.6%
Mahindra & Mahindra Ltd.	3,949,734	64,525,865	0.7%
Reliance Industries Ltd.	11,583,938	356,910,040	3.7%
State Bank of India	7,219,632	50,110,773	0.5%
Sun Pharmaceutical Industries Ltd.	2,629,464	32,331,405	0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	7,653,556	$38,264,438	0.4%
Other Securities		843,658,113	8.6%

TOTAL INDIA		1,806,853,324	18.5%

INDONESIA — (2.3%)
Other Securities		228,901,223	2.3%

MALAYSIA — (2.0%)
Other Securities		195,613,000	2.0%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,103,995	0.5%
Grupo Mexico SAB de CV, Class B	8,966,449	32,298,767	0.3%
Other Securities		208,585,658	2.2%

TOTAL MEXICO		288,988,420	3.0%

PHILIPPINES — (1.0%)
Other Securities		96,366,514	1.0%

POLAND — (0.6%)
Other Securities		61,964,407	0.6%

QATAR — (0.7%)
Other Securities		71,921,044	0.7%

SAUDI ARABIA — (4.2%)
Saudi Basic Industries Corp.	3,400,714	79,850,518	0.8%
Saudi British Bank	3,218,956	37,287,035	0.4%
Saudi National Bank	2,368,512	37,434,883	0.4%
Other Securities		260,769,015	2.7%

TOTAL SAUDI ARABIA		415,341,451	4.3%

SOUTH AFRICA — (3.7%)
Absa Group Ltd.	3,114,038	33,816,033	0.4%
Impala Platinum Holdings Ltd.	3,454,876	35,373,305	0.4%
Standard Bank Group Ltd.	4,288,338	40,032,656	0.4%
Other Securities		254,486,732	2.5%

TOTAL SOUTH AFRICA		363,708,726	3.7%

SOUTH KOREA — (11.5%)
Hana Financial Group, Inc.	1,199,113	34,667,994	0.4%
# Hyundai Motor Co.	371,214	42,778,130	0.5%
KB Financial Group, Inc., ADR	2,132,213	71,514,424	0.7%
Kia Corp.	1,032,241	47,969,051	0.5%
# POSCO Holdings, Inc., Sponsored ADR	903,713	39,203,070	0.4%
# Samsung Electronics Co. Ltd.	2,272,366	94,575,472	1.0%
SK Hynix, Inc.	1,932,360	111,867,237	1.2%
Other Securities		700,977,051	7.0%

TOTAL SOUTH KOREA		1,143,552,429	11.7%

TAIWAN — (15.5%)
# Cathay Financial Holding Co. Ltd.	37,255,459	43,600,333	0.5%
# China Steel Corp.	58,950,320	49,071,448	0.5%
# CTBC Financial Holding Co. Ltd.	74,971,073	47,361,988	0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# Fubon Financial Holding Co. Ltd.	34,744,681	$54,880,391	0.6%
Hon Hai Precision Industry Co. Ltd.	39,997,192	127,034,142	1.3%
# United Microelectronics Corp.	35,190,681	42,315,423	0.5%
Other Securities		1,175,770,226	11.9%

TOTAL TAIWAN		1,540,033,951	15.8%

THAILAND — (2.3%)
PTT PCL	47,991,600	45,394,051	0.5%
Other Securities		187,444,560	1.9%

TOTAL THAILAND		232,838,611	2.4%

TURKEY — (0.9%)
Other Securities		84,289,608	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	20,549,179	33,921,653	0.4%
Other Securities		82,832,309	0.8%

TOTAL UNITED ARAB EMIRATES		116,753,962	1.2%

UNITED KINGDOM — (0.0%)
Other Security		17,465	0.0%

TOTAL COMMON STOCKS		9,655,759,281	98.9%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Petroleo Brasileiro SA	4,448,873	25,674,359	0.3%
Other Securities		45,204,967	0.4%

TOTAL BRAZIL		70,879,326	0.7%

COLOMBIA — (0.0%)
Other Securities		2,771,304	0.1%

PHILIPPINES — (0.0%)
Other Security		542,610	0.0%

SOUTH KOREA — (0.0%)
Other Security		65,707	0.0%

TAIWAN — (0.0%)
Other Security		1,149,424	0.0%

TOTAL PREFERRED STOCKS		75,408,371	0.8%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		2,645	0.0%

MALAYSIA — (0.0%)
Other Security		5,746	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$57,510	0.0%

TOTAL RIGHTS/WARRANTS		65,901	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,057,793,951)		9,731,233,553

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	17,667,347	204,252,200	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,262,128,455)		$9,935,485,753	101.8%

As of October 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/16/22	$31,358,076	$27,742,000	$(3,616,076)
S&P 500® Emini Index	221	12/16/22	41,423,830	42,907,150	1,483,320

Total Futures Contracts			$72,781,906	$70,649,150	$(2,132,756)

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$439,385,473	$946,303	—	$440,331,776
Chile	—	53,080,525	—	53,080,525
China	134,285,528	2,300,064,871	$13,585,897	2,447,936,296
Colombia	4,546,580	9,995	—	4,556,575
Czech Republic	—	12,356,491	—	12,356,491
Greece	40,841	30,851,564	—	30,892,405
Hong Kong	—	425,561	—	425,561
Hungary	—	19,035,517	—	19,035,517
India	97,336,595	1,709,490,833	25,896	1,806,853,324
Indonesia	—	228,487,269	413,954	228,901,223
Malaysia	—	195,612,456	544	195,613,000
Mexico	281,171,954	7,816,466	—	288,988,420
Philippines	—	96,354,080	12,434	96,366,514
Poland	—	61,964,407	—	61,964,407
Qatar	—	71,921,044	—	71,921,044
Saudi Arabia	463,943	414,877,508	—	415,341,451
South Africa	41,737,706	321,971,020	—	363,708,726
South Korea	149,048,720	993,102,735	1,400,974	1,143,552,429
Taiwan	24,522,673	1,514,956,130	555,148	1,540,033,951
Thailand	225,292,169	7,546,442	—	232,838,611
Turkey	—	84,289,608	—	84,289,608
United Arab Emirates	—	116,753,962	—	116,753,962
United Kingdom	—	17,465	—	17,465

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$70,808,225	$71,101	—	$70,879,326
Colombia	2,771,304	—	—	2,771,304
Philippines	—	542,610	—	542,610
South Korea	—	65,707	—	65,707
Taiwan	—	1,149,424	—	1,149,424
Rights/Warrants
Indonesia	—	2,645	—	2,645
Malaysia	—	5,746	—	5,746
Taiwan	—	57,510	—	57,510
Securities Lending Collateral	—	204,252,200	—	204,252,200
Futures Contracts**	(2,132,756)	—	—	(2,132,756)

TOTAL	$1,469,278,955	$8,448,079,195	$15,994,847^	$9,933,352,997

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $420,497 of securities on loan)*	$9,731,234
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $204,335)	204,252
Segregated Cash for Futures Contracts	3,609
Foreign Currencies at Value	78,427
Cash	4,739
Receivables:
Investment Securities Sold	14,965
Dividends, Interest and Tax Reclaims	9,483
Securities Lending Income	964
Unrealized Gain on Foreign Currency Contracts	2

Total Assets	10,047,675

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,484
Investment Securities Purchased	12,090
Due to Advisor	850
Futures Margin Variation	378
Deferred Taxes Payable	66,350
Accrued Expenses and Other Liabilities	15,384

Total Liabilities	287,536

NET ASSETS	$9,760,139

Investment Securities at Cost	$10,057,793

Foreign Currencies at Cost	$82,669

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $63,558)	$580,947
Income from Securities Lending	12,445

Total Investment Income	593,392

Expenses
Investment Management Fees	12,011
Accounting & Transfer Agent Fees	22
Custodian Fees	5,002
Shareholders’ Reports	23
Directors’/Trustees’ Fees & Expenses	54
Professional Fees	309
Other	944

Total Expenses	18,365

Fees Paid Indirectly (Note C)	313

Net Expenses	18,052

Net Investment Income (Loss)	575,340

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	390,078
Affiliated Investment Companies Shares Sold	6
Futures	(15,965)
Foreign Currency Transactions	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)
Affiliated Investment Companies Shares	(133)
Futures	(2,584)
Translation of Foreign Currency-Denominated Amounts	(62)

Net Realized and Unrealized Gain (Loss)	(2,955,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,379,751)

**	Net of foreign capital gain taxes withheld of $11,622.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$575,340	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	390,078	651,370
Affiliated Investment Companies Shares Sold	6	(2)
Futures	(15,965)	40,443
Foreign Currency Transactions	(11,657)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)	3,305,387
Affiliated Investment Companies Shares	(133)	(21)
Futures	(2,584)	840
Translation of Foreign Currency-Denominated Amounts	(62)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,379,751)	4,471,876

Transactions in Interest:
Contributions	611,182	568,216
Withdrawals	(1,940,997)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(1,329,815)	(3,872,426)

Total Increase (Decrease) in Net Assets	(3,709,566)	599,450
Net Assets
Beginning of Year	13,469,705	12,870,255

End of Year	$9,760,139	$13,469,705

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Total Return	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)

Net Assets, End of Year (thousands)	$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $264 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2022, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$313

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,695,400	$2,437,474

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

Total	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,390,667	$2,322,204	$(2,777,385)	$(455,181)

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$89,532

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)

Dimensional Emerging Markets Value Fund	$1,483	$1,483

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts*,(2)

Dimensional Emerging Markets Value Fund	$(3,616)	$(3,616)

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(15,965)	$(15,965)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$(2,584)	$(2,584)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$6,942	$11,967	$3,149

I. Securities Lending:

As of October 31, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$360,932

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$192,484	—	—	—	$192,484

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminates the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Fund began complying with the Valuation Rule on August 1, 2022.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG,DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC);2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017)of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of • Dimensional SmartNest (US) LLC Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of • DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of • Dimensional Fund Advisors LP (1997 – 2017) • Dimensional Holdings Inc. (2006 – 2017) • DFA Securities LLC (1997 – 2017) • Dimensional Investment LLC (2009 – 2017)
Formerly, Director (2002 – 2021) of • Dimensional Fund Advisors Ltd.
Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of: • DFA Australia Limited • Dimensional Fund Advisors Ltd. • Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of: • DFA Fund Complex • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Formerly, Vice President (2013-2020) of: • DFA Fund Complex
Formerly, Director (2019-2021) of: • Dimensional Ireland Limited
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively) • Dimensional ETF Trust (since 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of • DFA Securities LLC
Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	100%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	100%	—	—
Global Small Company Portfolio	45%	—	55%	—	—	100%	57%	100%	—	7%	66%	—	—
International Small Company Portfolio	46%	11%	43%	—	—	100%	—	100%	—	10%	100%	1%	100%
Japanese Small Company Portfolio	42%	7%	51%	—	—	100%	—	100%	—	20%	100%	—	100%
Asia Pacific Small Company Portfolio	36%	—	64%	—	—	100%	—	66%	—	1%	100%	—	—
United Kingdom Small Company Portfolio	61%	—	39%	—	—	100%	2%	100%	—	1%	100%	—	—
Continental Small Company Portfolio	55%	9%	36%	—	—	100%	—	100%	—	15%	100%	—	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Global Real Estate Securities Portfolio	80%	—	20%	—	—	100%	—	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	82%	10%	8%	—	—	100%	—	100%	—	11%	100%	—	100%
International Vector Equity Portfolio	63%	—	37%	—	—	100%	—	100%	—	9%	100%	—	—
International High Relative Profitability Portfolio	78%	8%	14%	—	—	100%	—	100%	—	7%	100%	—	100%
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	99%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	8%	100%	—	—
World ex U.S. Targeted Value Portfolio	36%	—	64%	—	—	100%	—	100%	—	11%	100%	—	—
World Core Equity Portfolio	73%	—	27%	—	—	100%	43%	94%	—	—	32%	—	—
Selectively Hedged Global Equity Portfolio	31%	5%	64%	—	—	100%	15%	35%	—	—	13%	—	100%

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	42%	—	58%	—	—	100%	—	56%	—	6%	84%	—	—
Emerging Markets Small Cap Portfolio	59%	13%	28%	—	—	100%	—	53%	—	8%	64%	—	100%
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	78%	—	7%	100%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	50%	—	6%	97%	—	—
Emerging Markets Targeted Value Portfolio	32%	18%	50%	—	—	100%	—	72%	—	10%	100%	—	100%
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	70%	—	7%	100%	—	—

Dimensional Investment Group Inc.
DFA International Value Portfolio	96%	4%	—	—	—	100%	—	96%	—	8%	100%	—	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

DFA103122-001AI 00281080

THE DFA SHORT TERM INVESTMENT FUND

ANNUAL REPORT

YEAR ENDED OCTOBER 31, 2022

THE DFA SHORT TERM INVESTMENT FUND

Investment Summary (Unaudited)

Average Annual Total Returns and 7-Day Yield as of 10/31/2022

	1 Year	5 Year	10 Year	Since Inception	7-Day Yield
The DFA Short Term Investment Fund	0.99%	1.20%	0.76%	0.64%	3.45%
FTSE One-Month U.S. Treasury Bill Index	0.84%	1.10%	0.64%	0.52%	—

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

October 31, 2022

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2022:

Security Allocation	Percent of Investments
U.S. Treasury Obligations	26.7%
Commercial Paper	25.4
Repurchase Agreements	20.9
Yankee Certificates of Deposit	16.3
U.S. Government Agency Securities	10.7

Total Investments	100.0%

See accompanying Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2022

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 25.4%
(r)++ANZ Banking Group, Ltd.	3.47% (SOFR + 42 bps)	12/19/22	150,000,000	150,019,061
(r)++ANZ Banking Group, Ltd.	3.37% (SOFR + 32 bps)	02/03/23	100,000,000	99,946,764
(r)++ANZ Banking Group, Ltd.	3.47% (SOFR + 42 bps)	05/05/23	50,000,000	49,953,430
(r)++ANZ Banking Group, Ltd.	3.66% (SOFR + 61 bps)	09/29/23	125,000,000	124,825,568
(y)++Archer-Daniels-Midland	3.10%	11/01/22	100,000,000	99,991,481
(y)++Archer-Daniels-Midland	3.08%	11/02/22	21,350,000	21,346,283
(r)++Canadian Imperial Bank of Commerce	3.24% (SOFR + 19 bps)	11/04/22	75,000,000	75,001,062
(r)++Commonwealth Bank of Australia	3.45% (SOFR + 40 bps)	04/11/23	50,000,000	49,957,533
(r)++Commonwealth Bank of Australia	3.41% (SOFR + 36 bps)	04/28/23	100,000,000	99,862,200
(r)++Commonwealth Bank of Australia	3.71% (SOFR + 66 bps)	05/02/23	40,000,000	40,000,000
(r)++Commonwealth Bank of Australia	3.66% (SOFR + 61 bps)	09/25/23	150,000,000	149,792,709
(y)Credit Agricole CIB NY	3.04%	11/03/22	300,000,000	299,919,975
(y)++DNB NORBANK ASA	3.09%	11/07/22	300,000,000	299,804,118
(r)++DNB NORBANK ASA	3.50% (SOFR + 45 bps)	02/13/23	100,000,000	100,001,229
(y)++Hydro-Quebec	3.09%	11/01/22	39,800,000	39,796,654
(y)++Hydro-Quebec	3.09%	11/02/22	95,000,000	94,983,670
(y)++Hydro-Quebec	3.11%	11/04/22	150,000,000	149,946,183
(y)++Mizuho Bank, Ltd.	3.14%	11/02/22	300,000,000	299,947,851
(r)++National Australia Bank, Ltd.	3.46% (SOFR + 41 bps)	12/05/22	100,000,000	100,021,218
(r)++National Australia Bank, Ltd.	3.45% (SOFR + 40 bps)	01/20/23	125,000,000	124,973,726
(r)++National Australia Bank, Ltd.	3.55% (SOFR + 50 bps)	03/08/23	150,000,000	149,997,085
(r)++National Australia Bank, Ltd.	3.53% (SOFR + 48 bps)	06/01/23	50,000,000	49,949,732
(y)++Province of Quebec Canada	3.08%	11/03/22	125,000,000	124,967,697
(r)++Royal Bank of Canada NY	3.60% (SOFR + 55 bps)	05/26/23	35,000,000	34,970,094
(r)++Royal Bank of Canada NY	3.78% (SOFR + 73 bps)	08/08/23	100,000,000	99,978,685
(r)++Royal Bank of Canada NY	3.68% (SOFR + 63 bps)	09/29/23	125,000,000	124,802,950
(r)++Svenska Handelsbank, Inc.	3.44% (SOFR + 40 bps)	03/01/23	100,000,000	99,933,300
(r)++Svenska Handelsbank, Inc.	3.59% (SOFR + 55 bps)	06/08/23	55,000,000	54,950,380
(r)++Toronto Dominion Bank NY	3.49% (SOFR + 45 bps)	04/06/23	100,000,000	99,915,162
(r)++Toronto Dominion Bank NY	3.76% (SOFR + 72 bps)	08/10/23	100,000,000	99,961,401
(r)++United Overseas Bank, Ltd.	3.24% (SOFR + 20 bps)	11/28/22	100,000,000	100,003,940
(r)++United Overseas Bank, Ltd.	3.42% (SOFR + 38 bps)	03/01/23	50,000,000	49,963,300
(r)++United Overseas Bank, Ltd.	3.54% (SOFR + 50 bps)	03/16/23	40,000,000	39,999,296
(r)++United Overseas Bank, Ltd.	3.58% (SOFR + 54 bps)	04/19/23	100,000,000	99,998,344
(r)++Westpac Banking Corp.	3.54% (SOFR + 49 bps)	03/17/23	150,000,000	149,967,948
(r)++Westpac Banking Corp.	3.48% (SOFR + 43 bps)	03/29/23	70,000,000	69,965,750
(r)++Westpac Banking Corp.	3.45% (SOFR + 40 bps)	05/11/23	75,000,000	74,896,313

TOTAL COMMERCIAL PAPER (Cost $3,995,808,758)			3,996,150,000	3,994,312,092

YANKEE CERTIFICATES OF DEPOSIT - 16.3%
(r)Bank of Montreal Chicago	3.34% (SOFR + 29 bps)	02/28/23	125,000,000	124,886,729
(r)Bank of Montreal Chicago	3.45% (SOFR + 40 bps)	03/02/23	50,000,000	49,972,830
(r)Bank of Montreal Chicago	3.77% (SOFR + 72 bps)	03/15/23	150,000,000	150,097,108
(r)Bank of Montreal Chicago	3.69% (SOFR + 64 bps)	10/04/23	100,000,000	99,867,738
(r)Bank of Montreal Chicago	3.79% (SOFR + 74 bps)	10/13/23	35,000,000	34,984,669
(r)Bank of Nova Scotia	3.23% (SOFR + 18 bps)	11/09/22	100,000,000	100,001,993
(r)Bank of Nova Scotia	3.57% (SOFR + 52 bps)	02/09/23	100,000,000	100,009,008
(r)Bank of Nova Scotia	3.57% (SOFR + 52 bps)	03/14/23	50,000,000	49,996,745
(r)Bank of Nova Scotia	3.73% (SOFR + 68 bps)	05/22/23	85,000,000	84,985,100
(r)Bank of Nova Scotia	3.77% (SOFR + 72 bps)	05/26/23	25,000,000	25,000,533
(r)Bank of Nova Scotia	3.75% (SOFR + 70 bps)	08/10/23	100,000,000	99,949,861
(r)Canadian Imperial Bank of Commerce	3.48% (SOFR + 43 bps)	01/03/23	30,000,000	30,001,471
(r)Canadian Imperial Bank of Commerce	3.30% (SOFR + 25 bps)	02/06/23	50,000,000	49,969,227
(r)Canadian Imperial Bank of Commerce	3.45% (SOFR + 40 bps)	03/01/23	150,000,000	149,964,424
(r)Canadian Imperial Bank of Commerce	3.56% (SOFR + 51 bps)	03/13/23	40,000,000	40,003,868
(r)Canadian Imperial Bank of Commerce	3.60% (SOFR + 55 bps)	05/31/23	75,000,000	74,934,142
(r)Canadian Imperial Bank of Commerce	3.85% (SOFR + 80 bps)	10/20/23	50,000,000	50,001,314
(r)Commonwealth Bank of Australia	3.62% (SOFR + 57 bps)	11/21/22	50,000,000	50,012,425
(r)Nordea Bank AB	3.44% (SOFR + 40 bps)	12/02/22	76,000,000	76,015,775
(r)Nordea Bank AB	3.27% (SOFR + 23 bps)	02/15/23	75,000,000	74,935,488
(r)Nordea Bank AB	3.44% (SOFR + 39 bps)	03/24/23	75,000,000	74,945,170
(r)Nordea Bank AB	3.66% (SOFR + 61 bps)	04/20/23	40,000,000	39,995,767
(r)Nordea Bank AB	3.39% (SOFR + 34 bps)	04/27/23	100,000,000	99,850,197
(r)Nordea Bank AB	3.69% (SOFR + 64 bps)	04/28/23	90,000,000	89,996,218
(r)Royal Bank of Canada NY	3.75% (SOFR + 70 bps)	10/06/23	50,000,000	49,950,165
(r)Royal Bank of Canada NY	3.80% (SOFR + 75 bps)	10/19/23	60,000,000	59,963,153
(r)Skandinaviska Enskilda Banken AB	3.54% (SOFR + 50 bps)	03/17/23	150,000,000	149,948,698

See accompanying Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2022

Security Description	Rate	Maturity	Face Amount $	Fair Value $
YANKEE CERTIFICATES OF DEPOSIT - 16.3% (continued)
(r)Svenska Handelsbank, Inc.	3.29% (SOFR + 25 bps)	12/02/22	100,000,000	100,007,326
(r)Svenska Handelsbank, Inc.	3.47% (SOFR + 43 bps)	12/29/22	100,000,000	100,001,741
(r)Svenska Handelsbank, Inc.	3.69% (SOFR + 65 bps)	07/14/23	100,000,000	99,915,686
(r)Toronto Dominion Bank NY	3.43% (SOFR + 39 bps)	02/28/23	125,000,000	124,936,194
(r)Westpac Banking Corp.	3.28% (SOFR + 23 bps)	02/16/23	60,000,000	59,945,878

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,566,006,273)			2,566,000,000	2,565,046,641

U.S. GOVERNMENT AGENCY SECURITIES - 10.7%
(y)Federal Home Loan Bank	3.59%	12/14/22	150,000,000	149,293,840
(y)Federal Home Loan Bank	2.61%	11/14/22	200,000,000	199,732,212
(y)Federal Home Loan Bank	3.15%	11/16/22	122,000,000	121,811,538
(y)Federal Home Loan Bank	3.17%	11/18/22	150,000,000	149,737,416
(y)Federal Home Loan Bank	3.22%	11/23/22	200,000,000	199,539,064
(y)Federal Home Loan Bank	3.24%	11/25/22	350,000,000	349,135,332
(y)Federal Home Loan Bank	3.22%	12/01/22	250,000,000	249,192,225
(y)Federal Home Loan Bank	3.25%	12/06/22	193,625,000	192,895,303
(y)Federal Home Loan Bank	3.42%	12/13/22	75,000,000	74,660,954

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,686,705,465)			1,690,625,000	1,685,997,884

REPURCHASE AGREEMENTS - 21.0%
Barclays Bank PLC (Purchased on 10/31/22, proceeds at maturity $300,025,417, collateralized by various U.S. Treasury Obligations, (0.88% - 2.75%), (6/30/26 - 5/31/29), market value $306,000,025)	3.05%	11/01/22	300,000,000	300,000,000
BofA Securities, Inc. (Purchased on 10/31/22, proceeds at maturity $100,008,333, collateralized by U.S. Treasury Obligation, (0.75%), (5/31/26), market value $102,000,065)	3.00%	11/01/22	100,000,000	100,000,000
Federal Reserve Bank NY (Purchased on 10/31/22, proceeds at maturity $1,250,105,903, collateralized by various U.S. Treasury Obligations, (0.25% - 1.63%), (4/15/24 - 8/15/29), market value $1,250,105,968)	3.05%	11/01/22	1,250,000,000	1,250,000,000
Goldman Sachs & Co. LLC (Purchased on 10/31/22, proceeds at maturity $450,037,250, collateralized by various U.S. Agency Obligations, (2.48% - 5.50%), (6/20/28 - 6/15/62), market value $459,000,000)	2.98%	11/01/22	450,000,000	450,000,000
J.P. Morgan Securities LLC (Purchased on 10/31/22, proceeds at maturity $350,029,167, collateralized by various U.S. Agency Obligations, (1.50% - 7.00%), (6/20/24 - 10/20/62), market value $357,000,001)	3.00%	11/01/22	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 10/31/22, proceeds at maturity $50,004,153, collateralized by various U.S. Treasury Obligations, (1.38% - 2.75%), (3/31/24 - 11/15/31), market value $51,000,095)	2.99%	11/01/22	50,000,000	50,000,000
RBC Dominion Securities Inc. (Purchased on 10/31/22, proceeds at maturity $450,037,500, collateralized by various U.S. Treasury Obligations, (0.13% - 6.88%), (2/15/23 - 5/15/32), market value $459,000,018)	3.00%	11/01/22	450,000,000	450,000,000
TD Securities (USA) LLC (Purchased on 10/31/22, proceeds at maturity $350,029,653, collateralized by various U.S. Agency Obligations, (3.00% - 4.50%), (8/20/51 - 9/20/52), market value $357,000,000)	3.05%	11/01/22	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,300,000,000)			3,300,000,000	3,300,000,000

U.S. TREASURY OBLIGATIONS - 26.6%
(y)U.S. Treasury Bill	3.04%	11/22/22	200,000,000	199,614,222
(y)U.S. Treasury Bill	3.41%	12/06/22	250,000,000	249,144,748
(y)U.S. Treasury Bill	3.14%	12/20/22	500,000,000	497,478,655
(y)U.S. Treasury Bill	3.22%	12/22/22	750,000,000	746,123,205
(y)U.S. Treasury Bill	3.21%	12/27/22	400,000,000	397,621,556
(y)U.S. Treasury Bill	3.29%	12/29/22	650,000,000	645,999,614
(y)U.S. Treasury Bill	3.28%	01/03/23	650,000,000	645,666,125
(r)U.S. Treasury Note	4.07% (USBMMY3M + 3 bps)	07/31/23	50,000,000	50,040,630
(r)U.S. Treasury Note	4.03% (USBMMY3M - 2 bps)	01/31/24	200,000,000	199,965,020
(r)U.S. Treasury Note	3.97% (USBMMY3M - 8 bps)	04/30/24	375,000,000	374,428,028
(r)U.S. Treasury Note	4.08% (USBMMY3M + 4 bps)	07/31/24	200,000,000	199,788,456

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,209,066,381)			4,225,000,000	4,205,870,259

TOTAL INVESTMENTS (Cost $15,757,586,877) - 100.0%				$15,751,226,876

See accompanying Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2022

SOFR—Secured Overnight Financing Rate

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2022 was $3,694,392,117 which represented 23.5% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of October 31, 2022.
(y)	The rate shown is the effective yield.

See accompanying Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

ASSETS:
Investments, at value	$12,451,226,876
Repurchase agreements, at value	3,300,000,000

Total Investments	15,751,226,876

Cash	905,876,135
Interest receivable	15,695,328
Receivable for capital shares issued	20,621,439
Prepaid expenses	347,647

Total Assets	16,693,767,425

LIABILITIES:
Payable for investments purchased	40,000,000
Distributions payable	45,429,125
Accrued expenses and other payables:
Investment Management Fees	666,468
CCO Fees	2,682
Insurance	167
Professional Fees	8,155
Transfer Agent Fees	21,897
Trustee Fees	447,313
Other Expenses	36,371

Total Liabilities	86,612,178

Net Assets	$16,607,155,247

NET ASSETS CONSIST OF:
Capital	$16,619,269,084
Total Distributable Earnings (Loss)	(12,113,837)

NET ASSETS	$16,607,155,247

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,436,432,929

Net Asset Value (offering and redemption price per share)	$11.5614	(a)

Investments at cost	$15,757,586,877

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See accompanying Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

INVESTMENT INCOME:
Interest	$160,950,493

Total Investment Income	160,950,493

EXPENSES:
Investment Management Fees	6,963,624
Administration Fees	814,744
CCO Fees	6,864
Professional Fees	91,396
Transfer Agent Fees	132,465
Trustee Fees	120,742
Other Expenses	195,030

Total Expenses Before Fee Reductions	8,324,865

Fees Paid Indirectly	(814,744)

Net Expenses	7,510,121

Net Investment Income	153,440,372

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(2,184,383)
Net Change in Unrealized Depreciation on Investments	(6,543,539)

Net Realized and Unrealized Losses from Investments	(8,727,922)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$144,712,450

See accompanying Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$153,440,372	$6,593,409
Net Realized Gains (Losses) from Investment Transactions	(2,184,383)	252,518
Net Change in Unrealized Depreciation on Investments	(6,543,539)	(1,702,800)

Change in net assets resulting from operations	144,712,450	5,143,127

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(154,033,391)	(6,593,409)

Change in Net Assets from Distributions to Shareholders	(154,033,391)	(6,593,409)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	99,547,811,990	74,119,274,573
Dividends Reinvested	27,320	845
Cost of Shares Redeemed	(94,934,520,328)	(70,898,717,300)

Change in Net Assets from Capital Transactions	4,613,318,982	3,220,558,118

Change in Net Assets	4,603,998,041	3,219,107,836
NET ASSETS:
Beginning of Period	12,003,157,206	8,784,049,370

End of Period	$16,607,155,247	$12,003,157,206

SHARES TRANSACTIONS:
Shares Issued	8,606,378,346	6,406,047,948
Reinvested	2,423	73
Shares Redeemed	(8,207,428,773)	(6,127,703,226)

Change in Shares	398,951,996	278,344,795

See accompanying Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5695	$11.5711	$11.5707	$11.5703	$11.5715

INVESTMENT ACTIVITIES:
Net Investment Income	0.1229	0.0074	0.0888	0.2746	0.2041
Net Realized and Unrealized Gain (Losses) on Investments	(0.0077)	(0.0017)	0.0004	0.0004	(0.0012)

Total from Investment Activities	0.1152	0.0057	0.0892	0.2750	0.2029

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.1233)	(0.0073)	(0.0888)	(0.2746)	(0.2041)
Net Realized Gains	—	—	— (a)	— (a)	— (a)

TOTAL DISTRIBUTIONS	(0.1233)	(0.0073)	(0.0888)	(0.2746)	(0.2041)

Net Asset Value, End of Period	$11.5614	$11.5695	$11.5711	$11.5707	$11.5703

Total Return	0.99%	0.05%	0.77%	2.41%	1.77%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$16,607,155	$12,003,157	$8,784,049	$16,363,197	$20,777,502
Ratios to Average Net Assets:
Net Investment Income	1.10%	0.06%	0.88%	2.38%	1.74%
Gross Expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(b)	0.05%	0.06%	0.05%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See accompanying Notes to Financial Statements.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

October 31, 2022

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities.

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The securities held by the Fund are valued at market value or fair value as described below. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (continued)

October 31, 2022

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of October 31, 2022:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$3,994,312,092	$—
Yankee Certificates of Deposit	—	2,565,046,641	—
U.S. Government Agency Securities	—	1,685,997,884	—
Repurchase Agreements	—	3,300,000,000	—
U.S. Treasury Obligations	—	4,205,870,259	—

Total Investments	$—	$15,751,226,876	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At October 31, 2022, the Fund’s total liability of $447,313 for deferred compensation to Trustees is included in the “Trustee Fees” payable (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

13

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (continued)

October 31, 2022

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2022, attributable to distribution redesignations.

As of October 31, 2022, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$15,757,586,877	$238,193	$(6,598,194)	$(6,360,001)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2021 and October 31, 2022 were as follows:

	Distributions Paid From
	Net Investment Income	Long- Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2022	$154,383,414	$—	$154,383,414
2021	7,211,693	—	7,211,693

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital And Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$45,267,861	$—	$45,267,861	$(45,429,125)	$(4,994,508)	$(6,360,001)	$(11,515,773)

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (continued)

October 31, 2022

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO Fees”.

At October 31, 2022, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	6	43%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Changes in monetary policy made by central banks and/or their governments may affect interest rates.

15

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (continued)

October 31, 2022

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A similar line of credit for $700 million was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 1, 2023. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$70,918	27	1.05%	$55

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Fund utilized the interfund lending program.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund began complying with the Derivatives Rule on August 19, 2022.

16

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements - (concluded)

October 31, 2022

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Fund began complying with the Valuation Rule on August 1, 2022.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Short Term Investment Fund (one of the funds constituting The DFA Investment Trust Company, referred to hereafter as the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

18

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

October 31, 2022 – (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the table under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Expenses Paid During Period(1) 5/1/22-10/31/22	Annualized Expense Ratio During Period 5/1/22-10/31/22
The DFA Short Term	Actual	$1,000.00	$1,009.40	$0.25	0.05%
Investment Fund	Hypothetical	1,000.00	1,024.95	0.26	0.05

(1)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six- month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

19

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

October 31, 2022 – (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

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THE DFA SHORT TERM INVESTMENT FUND

Fund Management

October 31, 2022 – (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

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THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

22

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

23

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

24

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

25

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

26

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2019)

•   Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

27

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

28

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

29

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc (since 2006)

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

30

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2022 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•   DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•   DFA Fund Complex

Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

31

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (concluded)

October 31, 2022 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex Vice President

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

32

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2022: $424,084

Fiscal Year Ended October 31, 2021: $399,146

(b)	Audit-Related Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2022: $34,300
Fiscal Year Ended October 31, 2021: $32,385

For fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2022: $225,000
Fiscal Year Ended October 31, 2021: $220,000

For the fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2022: $3,495
Fiscal Year Ended October 31, 2021: $3,495

For the fiscal years ended October 31, 2022 and October 31, 2021, Tax Fees included, fees for tax services in connection with the Registrant’s excise tax calculations, review of the Registrant’s applicable tax returns and review of the Registrant’s tax equalization calculations.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2022 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2022: $1,680,200
Fiscal Year Ended October 31, 2021: $1,355,006

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.4%)
	Activision Blizzard, Inc.	911,090	$66,327,352
	AT&T, Inc.	19,723,621	359,561,611
# *	Charter Communications, Inc., Class A	796	292,625
	Comcast Corp., Class A	13,738,104	436,047,421
# *	DISH Network Corp., Class A	110,428	1,646,481
	Electronic Arts, Inc.	9,653	1,215,892
#	Fox Corp., Class A	1,008,994	29,129,657
	Fox Corp., Class B	397,338	10,807,594
	Interpublic Group of Cos., Inc.	972,476	28,970,060
# *	Liberty Broadband Corp., Class A	27,366	2,334,867
*	Liberty Broadband Corp., Class C	199,990	16,885,156
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,043,398
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	4,520,779
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	6,646,910
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	15,076,934
#	Lumen Technologies, Inc.	4,018,696	29,577,602
# *	Madison Square Garden Entertainment Corp.	8,266	405,282
*	Meta Platforms, Inc., Class A	977,197	91,035,672
	News Corp., Class A	577,757	9,746,761
#	News Corp., Class B	64,856	1,110,983
#	Omnicom Group, Inc.	60,457	4,398,247
#	Paramount Global, Class B	1,489,752	27,292,257
*	Take-Two Interactive Software, Inc.	24,929	2,953,588
*	T-Mobile U.S., Inc.	1,448,419	219,522,384
	Verizon Communications, Inc.	11,228,072	419,593,051
# *	Walt Disney Co.	1,947,638	207,501,352
*	Warner Bros Discovery, Inc.	2,770,276	36,013,588

TOTAL COMMUNICATION SERVICES			2,030,657,504

CONSUMER DISCRETIONARY — (5.1%)
#	Advance Auto Parts, Inc.	260,009	49,380,909
*	Aptiv PLC	231,684	21,099,462
	Aramark	803,405	29,324,282
#	Autoliv, Inc.	269,146	21,625,881
	BorgWarner, Inc.	1,102,997	41,395,477
# *	Capri Holdings Ltd.	26,730	1,221,026
# *	CarMax, Inc.	385,771	24,307,431
#	Dick’s Sporting Goods, Inc.	20,800	2,366,208
# *	Dollar Tree, Inc.	568,740	90,145,290
#	DR Horton, Inc.	2,494,501	191,777,237
	eBay, Inc.	334,052	13,308,632
	Ford Motor Co.	7,869,237	105,211,699
#	Garmin Ltd.	537,770	47,345,271
	General Motors Co.	4,563,422	179,114,313
#	Gentex Corp.	994,834	26,353,153
	Genuine Parts Co.	7,025	1,249,467
#	Hasbro, Inc.	65,998	4,306,370
# *	Hyatt Hotels Corp., Class A	127,405	12,002,825
	Lear Corp.	317,608	44,055,406
#	Lennar Corp., Class A	1,097,746	88,588,102
#	Lennar Corp., Class B	37,985	2,477,382
#	Lithia Motors, Inc.	2,694	533,816
	LKQ Corp.	1,699,192	94,543,043
	MGM Resorts International	1,566,881	55,733,957
*	Mohawk Industries, Inc.	347,126	32,890,188

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Penske Automotive Group, Inc.	50,142	$5,596,850
#	PulteGroup, Inc.	2,092,976	83,698,110
#	Qurate Retail, Inc., Class A	63,525	148,649
#	Ralph Lauren Corp.	233,423	21,635,978
# *	Royal Caribbean Cruises Ltd.	572,051	30,536,082
	Tapestry, Inc.	358,209	11,348,061
#	Whirlpool Corp.	476,476	65,868,042

TOTAL CONSUMER DISCRETIONARY			1,399,188,599

CONSUMER STAPLES — (5.9%)
	Archer-Daniels-Midland Co.	1,129,118	109,501,864
# *	BellRing Brands, Inc.	100,936	2,444,670
	Bunge Ltd.	584,509	57,691,038
#	Campbell Soup Co.	75,598	3,999,890
	Conagra Brands, Inc.	711,380	26,107,646
	Constellation Brands, Inc., Class A	303,632	75,021,394
*	Darling Ingredients, Inc.	495,295	38,870,752
#	General Mills, Inc.	2,002,753	163,384,590
#	Hormel Foods Corp.	256,007	11,891,525
#	Ingredion, Inc.	6,180	550,762
	J M Smucker Co.	640,719	96,530,724
	Keurig Dr Pepper, Inc.	148,220	5,756,865
	Kroger Co.	3,345,475	158,207,513
#	McCormick & Co., Inc.	34,185	2,688,308
#	Molson Coors Beverage Co., Class B	450,930	22,740,400
	Mondelez International, Inc., Class A	3,063,492	188,343,488
# *	Pilgrim’s Pride Corp.	6,211	143,163
# *	Post Holdings, Inc.	79,359	7,175,641
	Seaboard Corp.	13	48,703
	Tyson Foods, Inc., Class A	1,698,335	116,081,197
# *	U.S. Foods Holding Corp.	808,080	24,048,461
#	Walgreens Boots Alliance, Inc.	971,954	35,476,321
	Walmart, Inc.	3,424,187	487,364,536

TOTAL CONSUMER STAPLES			1,634,069,451

ENERGY — (15.5%)
# *	Antero Resources Corp.	543,816	19,936,295
	Baker Hughes Co.	95,536	2,642,526
#	Chesapeake Energy Corp.	198,413	20,291,697
#	Chevron Corp.	4,558,886	824,702,477
	ConocoPhillips	5,185,429	653,830,743
#	Continental Resources, Inc.	7,637	564,909
#	Coterra Energy, Inc.	965,221	30,047,330
#	Devon Energy Corp.	764,639	59,144,827
	Diamondback Energy, Inc.	197,360	31,007,230
#	EOG Resources, Inc.	1,168,138	159,474,200
#	EQT Corp.	356,304	14,907,759
#	Exxon Mobil Corp.	10,590,425	1,173,524,994
	Halliburton Co.	1,785,450	65,026,089
#	Hess Corp.	1,023,208	144,354,185
	HF Sinclair Corp.	253,216	15,489,223
#	Kinder Morgan, Inc.	4,324,626	78,362,223
#	Marathon Oil Corp.	1,245,245	37,917,710
	Marathon Petroleum Corp.	1,358,505	154,353,338
#	Occidental Petroleum Corp.	1,487,423	107,986,910
#	ONEOK, Inc.	1,039,865	61,684,792
#	Ovintiv, Inc.	158,193	8,012,475
	Phillips 66	744,812	77,676,443

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Pioneer Natural Resources Co.	481,859	$123,553,466
	Schlumberger NV	3,057,917	159,103,421
#	Targa Resources Corp.	436,846	29,867,161
#	Valero Energy Corp.	900,872	113,104,480
	Williams Cos., Inc.	3,720,143	121,760,280

TOTAL ENERGY			4,288,327,183

FINANCIALS — (19.3%)
	Aflac, Inc.	1,547,828	100,779,081
#	Allstate Corp.	876,965	110,716,831
#	Ally Financial, Inc.	2,648,489	72,992,357
	American Financial Group, Inc.	321,589	46,665,780
	American International Group, Inc.	1,389,809	79,219,113
#	Apollo Global Management, Inc.	140,437	7,774,592
*	Arch Capital Group Ltd.	521,287	29,974,003
	Assurant, Inc.	224,836	30,546,219
	Axis Capital Holdings Ltd.	3,443	188,229
	Bank of America Corp.	8,609,381	310,282,127
	Bank of New York Mellon Corp.	2,360,323	99,393,202
# *	Berkshire Hathaway, Inc., Class B	1,859,637	548,760,282
#	BOK Financial Corp.	6,114	673,702
	Capital One Financial Corp.	1,481,150	157,031,523
#	Charles Schwab Corp.	3,700	294,779
	Chubb Ltd.	586,765	126,089,931
	Cincinnati Financial Corp.	11,885	1,227,958
#	Citigroup, Inc.	3,688,797	169,168,230
	Citizens Financial Group, Inc.	922,786	37,741,947
	CNA Financial Corp.	187,747	7,829,050
#	Comerica, Inc.	154,602	10,899,441
#	East West Bancorp, Inc.	105,184	7,528,019
	Equitable Holdings, Inc.	10,374	317,652
#	Everest Re Group Ltd.	88,971	28,707,383
#	Fidelity National Financial, Inc.	121,493	4,784,394
	Fifth Third Bancorp	3,471,314	123,891,197
	First Citizens BancShares, Inc., Class A	2,552	2,098,050
#	First Horizon Corp.	75,600	1,852,956
#	Franklin Resources, Inc.	271,081	6,356,850
	Globe Life, Inc.	11,967	1,382,428
	Goldman Sachs Group, Inc.	976,089	336,272,421
	Hartford Financial Services Group, Inc.	2,234,680	161,813,179
#	Huntington Bancshares, Inc.	3,221,658	48,904,769
#	Jefferies Financial Group, Inc.	302,462	10,407,717
	JPMorgan Chase & Co.	7,481,873	941,818,173
	KeyCorp.	3,701,040	66,137,585
#	Lincoln National Corp.	388,182	20,911,364
	Loews Corp.	909,290	51,847,716
	M&T Bank Corp.	213,565	35,957,939
# *	Markel Corp.	3,473	4,188,785
	MetLife, Inc.	945,286	69,204,388
	Morgan Stanley	2,962,680	243,443,416
	Northern Trust Corp.	33,684	2,841,245
#	Old Republic International Corp.	745,739	17,308,602
	PNC Financial Services Group, Inc.	578,982	93,696,657
#	Principal Financial Group, Inc.	1,433,986	126,377,186
#	Prosperity Bancshares, Inc.	10,200	730,014
	Prudential Financial, Inc.	586,680	61,712,869
#	Raymond James Financial, Inc.	2,229	263,334
	Regions Financial Corp.	5,559,337	122,027,447
	Reinsurance Group of America, Inc.	12,100	1,780,757

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	3,923	$606,810
	Signature Bank	400	63,412
	State Street Corp.	530,279	39,240,646
#	Synchrony Financial	1,227,307	43,643,037
	Synovus Financial Corp.	13,039	519,604
	Travelers Cos., Inc.	1,083,770	199,912,214
	Truist Financial Corp.	2,880,479	129,016,654
	U.S. Bancorp	1,433,273	60,842,439
#	Unum Group	30,296	1,381,195
	Wells Fargo & Co.	5,911,149	271,853,743
	WR Berkley Corp.	49,696	3,696,389
	Zions Bancorp NA	733,294	38,087,290

TOTAL FINANCIALS			5,331,676,302

HEALTH CARE — (16.7%)
	Abbott Laboratories	136,436	13,498,978
	AbbVie, Inc.	6,916	1,012,502
	Baxter International, Inc.	771,310	41,920,699
	Becton Dickinson & Co.	268,042	63,249,871
# *	Biogen, Inc.	493,640	139,917,322
*	Bio-Rad Laboratories, Inc., Class A	28,517	10,029,714
*	Boston Scientific Corp.	50,481	2,176,236
#	Bristol-Myers Squibb Co.	4,546,581	352,223,630
*	Catalent, Inc.	154,991	10,187,558
*	Centene Corp.	1,084,335	92,309,439
*	Charles River Laboratories International, Inc.	2,300	488,175
	Cigna Corp.	998,289	322,507,244
	Cooper Cos., Inc.	16,950	4,633,961
	CVS Health Corp.	2,930,610	277,528,767
	Danaher Corp.	936,418	235,668,318
# *	DaVita, Inc.	78,875	5,758,664
	Elevance Health, Inc.	771,124	421,627,470
#	Embecta Corp.	43,883	1,356,862
*	Envista Holdings Corp.	11,130	367,401
	Gilead Sciences, Inc.	2,211,205	173,491,144
# *	Henry Schein, Inc.	212,239	14,529,882
*	Hologic, Inc.	298,056	20,208,197
	Humana, Inc.	441,277	246,267,868
*	Incyte Corp.	57,883	4,303,022
*	Jazz Pharmaceuticals PLC	215,487	30,984,876
	Laboratory Corp. of America Holdings	683,569	151,656,618
	McKesson Corp.	122,974	47,882,386
	Medtronic PLC	2,002,037	174,857,912
	Merck & Co., Inc.	54,535	5,518,942
*	Moderna, Inc.	488,200	73,391,106
	PerkinElmer, Inc.	120,811	16,137,933
	Pfizer, Inc.	17,020,200	792,290,310
#	Quest Diagnostics, Inc.	939,317	134,932,887
# *	Regeneron Pharmaceuticals, Inc.	149,397	111,861,004
	STERIS PLC	208,557	35,992,767
*	Syneos Health, Inc.	13,905	700,534
	Thermo Fisher Scientific, Inc.	756,496	388,816,249
*	United Therapeutics Corp.	40,059	9,234,801
	UnitedHealth Group, Inc.	5,974	3,316,466
	Universal Health Services, Inc., Class B	474,671	55,000,129
*	Vertex Pharmaceuticals, Inc.	181,037	56,483,544
	Viatris, Inc.	2,860,265	28,974,484
	Zimmer Biomet Holdings, Inc.	365,895	41,474,198

TOTAL HEALTH CARE			4,614,770,070

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (11.3%)
#	AECOM	513,326	$38,643,181
	AGCO Corp.	253,428	31,468,155
#	AMERCO	84,288	48,481,615
	AMETEK, Inc.	157,969	20,482,261
	Arcosa, Inc.	75,166	4,825,657
*	Builders FirstSource, Inc.	589,989	36,378,722
*	CACI International, Inc., Class A	2,200	668,866
	Carlisle Cos., Inc.	315,528	75,348,086
	Carrier Global Corp.	2,101,873	83,570,470
	CSX Corp.	1,796,603	52,209,283
	Cummins, Inc.	542,409	132,624,425
#	Deere & Co.	1,688	668,144
#	Dover Corp.	413,060	53,982,811
	Eaton Corp. PLC	987,794	148,238,246
	Emerson Electric Co.	243,605	21,096,193
	FedEx Corp.	569,614	91,297,732
	Fortive Corp.	269,682	17,232,680
	Fortune Brands Home & Security, Inc.	519,705	31,348,606
	General Dynamics Corp.	428,065	106,930,637
	General Electric Co.	1,195,941	93,056,169
# *	GXO Logistics, Inc.	765,507	27,971,626
	Howmet Aerospace, Inc.	1,593,760	56,658,168
	Hubbell, Inc.	31,089	7,383,016
	Huntington Ingalls Industries, Inc.	41,674	10,713,135
	Ingersoll Rand, Inc.	795,802	40,188,001
	Jacobs Solutions, Inc.	284,566	32,787,695
	Johnson Controls International PLC	1,557,033	90,058,789
	L3Harris Technologies, Inc.	251,122	61,894,039
	Leidos Holdings, Inc.	734,246	74,592,051
	ManpowerGroup, Inc.	2,452	192,090
#	MDU Resources Group, Inc.	20,335	579,141
# *	Middleby Corp.	49,207	6,882,091
	Norfolk Southern Corp.	780,147	177,928,126
	Northrop Grumman Corp.	130,994	71,917,016
#	nVent Electric PLC	13,164	480,486
	Oshkosh Corp.	2,394	210,672
	Otis Worldwide Corp.	1,224,040	86,466,186
#	Owens Corning	520,448	44,555,553
	PACCAR, Inc.	1,173,311	113,611,704
	Parker-Hannifin Corp.	389,870	113,304,019
#	Pentair PLC	1,018,855	43,759,822
#	Quanta Services, Inc.	679,004	96,445,728
	Raytheon Technologies Corp.	1,827,270	173,261,741
#	Regal Rexnord Corp.	41,600	5,264,064
	Republic Services, Inc.	1,829,777	242,665,026
	Sensata Technologies Holding PLC	669,936	26,938,127
#	Snap-on, Inc.	313,561	69,626,220
*	Southwest Airlines Co.	938,430	34,111,931
#	Stanley Black & Decker, Inc.	766,509	60,163,291
# *	Sunrun, Inc.	36,102	812,656
	Textron, Inc.	1,334,982	91,366,168
	Trane Technologies PLC	315,207	50,316,493
#	TransUnion	86,859	5,148,133
*	United Airlines Holdings, Inc.	73,630	3,171,980
*	United Rentals, Inc.	245,310	77,446,820
#	Westinghouse Air Brake Technologies Corp.	313,561	29,248,970

TOTAL INDUSTRIALS			3,116,672,713

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (7.7%)
*	Advanced Micro Devices, Inc.	213,458	$12,820,287
# *	Akamai Technologies, Inc.	121,238	10,708,953
	Amdocs Ltd.	718,388	62,004,068
	Analog Devices, Inc.	605,521	86,359,405
*	Arrow Electronics, Inc.	388,892	39,379,204
#	Avnet, Inc.	5,178	208,104
# *	Cerence, Inc.	658	11,318
# *	Ciena Corp.	76,253	3,652,519
	Cognizant Technology Solutions Corp., Class A	1,704,834	106,125,917
#	Concentrix Corp.	93,788	11,463,707
	Corning, Inc.	3,991,170	128,395,939
	Dolby Laboratories, Inc., Class A	16,857	1,126,722
*	DXC Technology Co.	324,844	9,339,265
	Fidelity National Information Services, Inc.	754,435	62,610,561
*	First Solar, Inc.	93,364	13,590,997
*	Fiserv, Inc.	507,819	52,173,324
# *	Flex Ltd.	1,338,622	26,210,219
	Global Payments, Inc.	247,994	28,335,794
#	Hewlett Packard Enterprise Co.	7,063,734	100,799,484
#	HP, Inc.	9,328,511	257,653,474
	Intel Corp.	12,556,858	356,991,473
	International Business Machines Corp.	194,565	26,906,394
	Jabil, Inc.	219,026	14,072,421
	Juniper Networks, Inc.	922,810	28,237,986
*	Kyndryl Holdings, Inc.	59,502	575,384
	Marvell Technology, Inc.	1,003,660	39,825,229
	Microchip Technology, Inc.	2,564	158,301
	Micron Technology, Inc.	3,751,374	202,949,333
	MKS Instruments, Inc.	1,502	123,389
# *	ON Semiconductor Corp.	938,498	57,651,932
*	Qorvo, Inc.	511,928	44,066,762
	Roper Technologies, Inc.	14,446	5,988,445
*	Salesforce, Inc.	633,045	102,926,787
	Skyworks Solutions, Inc.	307,882	26,480,931
#	SS&C Technologies Holdings, Inc.	382,266	19,656,118
#	TD SYNNEX Corp.	93,788	8,582,540
#	TE Connectivity Ltd.	984,671	120,356,336
*	Teledyne Technologies, Inc.	30,542	12,155,105
*	Western Digital Corp.	887,149	30,491,311

TOTAL INFORMATION TECHNOLOGY			2,111,165,438

MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	378,095	94,674,988
#	Albemarle Corp.	499,343	139,751,125
#	Amcor PLC	1,177,510	13,635,566
# *	Arconic Corp.	21,469	445,696
#	Ball Corp.	644	31,807
#	Celanese Corp.	56,404	5,421,553
	CF Industries Holdings, Inc.	607,999	64,605,974
# *	Cleveland-Cliffs, Inc.	409,416	5,318,314
	Corteva, Inc.	1,069,916	69,908,312
	Dow, Inc.	2,820,364	131,823,813
	DuPont de Nemours, Inc.	544,663	31,154,724
	Eastman Chemical Co.	838,344	64,393,203

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	FMC Corp.	25,480	$3,029,572
	Freeport-McMoRan, Inc.	5,097,835	161,550,391
	Huntsman Corp.	8,221	219,994
	International Flavors & Fragrances, Inc.	367,438	35,865,623
#	International Paper Co.	2,073,880	69,703,107
*	Linde PLC	775,637	230,635,662
#	LyondellBasell Industries NV, Class A	1,089,374	83,282,642
	Martin Marietta Materials, Inc.	207,284	69,643,278
	Mosaic Co.	838,015	45,043,306
	Newmont Corp.	2,114,647	89,491,861
#	Nucor Corp.	1,985,067	260,798,103
#	Packaging Corp. of America	118,167	14,204,855
	PPG Industries, Inc.	2,452	279,969
	Reliance Steel & Aluminum Co.	434,112	87,464,886
#	Royal Gold, Inc.	6,364	604,326
#	Sonoco Products Co.	14,629	908,168
#	Steel Dynamics, Inc.	1,686,863	158,649,465
#	Sylvamo Corp.	171,249	8,249,064
	Valvoline, Inc.	230,719	6,773,910
	Vulcan Materials Co.	428,397	70,128,589
#	Westlake Corp.	370,962	35,853,477
	WestRock Co.	591,672	20,152,348

TOTAL MATERIALS			2,073,697,671

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	956,134	67,828,146
# *	Jones Lang LaSalle, Inc.	216,488	34,441,076

TOTAL REAL ESTATE			102,269,222

UTILITIES — (0.3%)
#	NRG Energy, Inc.	1,165,655	51,755,082
	Vistra Corp.	1,080,745	24,824,713

TOTAL UTILITIES			76,579,795

TOTAL COMMON STOCKS Cost ($ 16,275,340,734)			26,779,073,948

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 3.010%	264,660,566	264,660,566

SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	45,100,100	521,402,250

TOTAL INVESTMENTS — (100.0%) (Cost $ 17,061,542,735)			$27,565,136,764

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	12/16/22	$178,906,459	$171,240,300	$(7,666,159)

Total Futures Contracts			$178,906,459	$171,240,300	$(7,666,159)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,030,657,504	—	—	$2,030,657,504
Consumer Discretionary	1,399,188,599	—	—	1,399,188,599
Consumer Staples	1,634,069,451	—	—	1,634,069,451
Energy	4,288,327,183	—	—	4,288,327,183
Financials	5,331,676,302	—	—	5,331,676,302
Health Care	4,614,770,070	—	—	4,614,770,070
Industrials	3,116,672,713	—	—	3,116,672,713
Information Technology	2,111,165,438	—	—	2,111,165,438
Materials	2,073,697,671	—	—	2,073,697,671
Real Estate	102,269,222	—	—	102,269,222
Utilities	76,579,795	—	—	76,579,795
Temporary Cash Investments	264,660,566	—	—	264,660,566
Securities Lending Collateral	—	$521,402,250	—	521,402,250
Futures Contracts**	(7,666,159)	—	—	(7,666,159)

TOTAL	$27,036,068,355	$521,402,250	—	$27,557,470,605

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.6%)
*	AMP Ltd.	2,083,483	$1,680,179
	Ampol Ltd.	2,567	44,773
	Ansell Ltd.	38,888	702,049
	Aurizon Holdings Ltd.	8,111,517	18,797,360
#	Australia & New Zealand Banking Group Ltd.	7,347,638	120,381,777
#	Bank of Queensland Ltd.	1,687,416	7,946,519
	Beach Energy Ltd.	5,340,476	5,460,960
#	Bendigo & Adelaide Bank Ltd.	1,066,408	6,155,959
	BlueScope Steel Ltd.	3,217,376	32,398,894
	Boral Ltd.	1	2
	Challenger Ltd.	782,323	3,515,234
	Cleanaway Waste Management Ltd.	6,684,980	11,563,210
	Downer EDI Ltd.	2,494,087	7,167,844
	Evolution Mining Ltd.	4,135,415	5,485,833
	Fortescue Metals Group Ltd.	240,333	2,264,178
#	Harvey Norman Holdings Ltd.	2,695,782	7,171,559
	IGO Ltd.	185,805	1,817,163
	Incitec Pivot Ltd.	7,095,295	17,063,831
	Lendlease Corp. Ltd.	1,303,875	7,250,535
	National Australia Bank Ltd.	5,345,044	111,027,479
#	New Hope Corp. Ltd.	534,238	1,940,709
	Newcrest Mining Ltd.	1,789,020	19,813,890
	Nine Entertainment Co. Holdings Ltd.	1,462,623	1,931,565
	Northern Star Resources Ltd.	1,370,043	7,646,345
	Orica Ltd.	657,206	5,846,003
	Origin Energy Ltd.	3,364,446	12,019,742
	OZ Minerals Ltd.	779,352	12,067,506
	Premier Investments Ltd.	19,252	308,310
	QBE Insurance Group Ltd.	976,946	7,654,334
	Qube Holdings Ltd.	608,346	1,059,102
	Rio Tinto Ltd.	539,889	30,638,482
	Santos Ltd.	9,204,868	44,935,003
#	Seven Group Holdings Ltd.	186,936	2,192,090
	Sims Ltd.	175,120	1,369,148
	Sonic Healthcare Ltd.	112,263	2,350,280
	South32 Ltd.	13,513,440	31,003,450
	Suncorp Group Ltd.	3,892,309	28,472,278
	Tabcorp Holdings Ltd.	2,857,127	1,763,935
	TPG Telecom Ltd.	450,905	1,414,489
Ω	Viva Energy Group Ltd.	2,028,036	3,681,361
	Westpac Banking Corp.	7,338,308	113,310,525
	Whitehaven Coal Ltd.	5,022,173	29,172,774
	Woodside Energy Group Ltd.	3,456,203	79,902,049
	Worley Ltd.	905,249	8,268,646
#	Yancoal Australia Ltd.	41,805	138,353

TOTAL AUSTRALIA			816,795,707

AUSTRIA — (0.1%)
	Erste Group Bank AG	238,396	5,875,253
	Raiffeisen Bank International AG	24,847	345,553

TOTAL AUSTRIA			6,220,806

BELGIUM — (0.6%)
#	Ageas SA	382,351	13,236,295
	KBC Group NV	557,629	27,945,987
	Solvay SA	195,222	17,616,999

TOTAL BELGIUM			58,799,281

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (10.1%)
#	Agnico Eagle Mines Ltd.	607,528	$26,706,931
	AltaGas Ltd.	424,078	7,648,252
#	ARC Resources Ltd.	1,055,555	14,860,752
#	Bank of Montreal	1,333,134	122,755,038
	Bank of Nova Scotia	2,541,998	122,836,259
#	Barrick Gold Corp.	2,761,104	41,503,841
#	Canadian Imperial Bank of Commerce	1,943,976	88,281,990
	Canadian Natural Resources Ltd.	806,380	48,334,417
#	Cenovus Energy, Inc.	1,089,694	22,013,596
#	Endeavour Mining PLC	791,919	14,084,631
	Fairfax Financial Holdings Ltd.	97,836	48,050,126
	First Quantum Minerals Ltd.	1,697,220	29,936,647
	Great-West Lifeco, Inc.	464,849	10,761,799
	iA Financial Corp., Inc.	312,246	17,377,687
	IGM Financial, Inc.	17,720	474,363
	Imperial Oil Ltd.	543,164	29,591,575
#	Kinross Gold Corp.	4,622,914	16,763,090
	Lundin Mining Corp.	2,996,201	15,702,921
#	Magna International, Inc.	694,429	38,700,528
#	Manulife Financial Corp.	2,453,743	40,622,680
*	MEG Energy Corp.	90,475	1,352,792
	Nutrien Ltd.	944,511	79,811,163
	Onex Corp.	183,522	9,237,056
	Saputo, Inc.	46,660	1,135,718
	Sun Life Financial, Inc.	262,957	11,162,525
	Suncor Energy, Inc.	3,330,441	114,542,374
#	Teck Resources Ltd.,Class B	2,053,944	62,522,056
	Tourmaline Oil Corp.	409,329	23,063,159
# *	Turquoise Hill Resources Ltd.	55,248	1,553,021
	West Fraser Timber Co. Ltd.	247,686	18,596,954
#	Whitecap Resources, Inc.	1,348,132	10,449,792

TOTAL CANADA			1,090,433,733

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	388,400	2,599,145
	Orient Overseas International Ltd.	67,000	979,080

TOTAL CHINA			3,578,225

DENMARK — (1.9%)
	AP Moller - Maersk AS, Class A	6,364	12,732,356
	AP Moller - Maersk AS, Class B	7,912	16,529,522
	Carlsberg AS, Class B	348,558	41,041,170
#	Chr Hansen Holding AS	154,310	8,570,536
	Danske Bank AS	945,349	15,249,409
# *	Demant AS	108,509	2,963,083
	DSV AS	379,252	51,247,654
*	Genmab AS	17,930	6,906,771
	ROCKWOOL AS, Class A	91	17,946
	Tryg AS	336,476	7,277,718
#	Vestas Wind Systems AS	1,991,959	39,268,811

TOTAL DENMARK			201,804,976

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FINLAND — (1.1%)
	Nokia Oyj	4,351,573	$19,338,011
	Nokia Oyj, Sponsored ADR	1,331,054	5,856,638
	Nordea Bank Abp	4,491,932	42,914,468
	Stora Enso Oyj, Class R	1,696,368	22,118,614
	UPM-Kymmene Oyj	700,891	23,562,164

TOTAL FINLAND			113,789,895

FRANCE — (10.2%)
*	Accor SA	268,063	6,423,178
#	Alstom SA	339,734	6,992,142
Ω	Amundi SA	62,742	2,960,161
	Arkema SA	235,866	18,665,970
	AXA SA	2,421,503	59,798,721
	BNP Paribas SA	1,819,966	85,345,265
	Bollore SE	1,793,750	8,971,512
	Bouygues SA	1,023,747	29,208,676
#	Carrefour SA	2,495,917	40,172,903
	Cie de Saint-Gobain	1,784,858	72,966,654
	Cie Generale des Etablissements Michelin SCA	2,521,000	64,245,287
	Credit Agricole SA	1,088,951	9,880,769
	Eiffage SA	259,883	23,499,081
	Electricite de France SA	117,821	1,391,460
	Engie SA	3,701,762	48,098,296
	Eurazeo SE	21,491	1,226,393
*	Euroapi SA	29,687	519,491
*	Faurecia SE	61,470	916,322
	Orange SA	7,137,374	68,004,272
	Publicis Groupe SA	702,589	39,348,057
*	Renault SA	540,715	16,648,184
	Rexel SA	204,641	3,651,879
	Sanofi	682,839	58,763,618
	Societe Generale SA	2,080,067	47,710,538
#	TotalEnergies SE	6,840,726	373,184,524
	Vinci SA	24,438	2,249,199
	Vivendi SE	324,425	2,655,410
* Ω	Worldline SA	40,901	1,785,184

TOTAL FRANCE			1,095,283,146

GERMANY — (5.5%)
	BASF SE	1,819,157	81,626,734
	Bayer AG	748,346	39,348,802
	Bayerische Motoren Werke AG	1,003,964	78,803,005
*	Commerzbank AG	4,359,162	34,828,398
#	Continental AG	251,046	13,003,094
Ω	Covestro AG	638,137	21,662,206
# *	Daimler Truck Holding AG	1,284,137	34,251,242
	Deutsche Bank AG	3,421,901	32,688,246
# *	Deutsche Lufthansa AG	524,114	3,583,370
Ω	DWS Group GmbH & Co. KGaA	17,259	466,620
	E.ON SE	142,220	1,190,948
	Evonik Industries AG	449,221	8,275,420
#	Fresenius Medical Care AG & Co. KGaA	334,517	9,252,932
	Fresenius SE & Co. KGaA	862,748	19,854,539
#	HeidelbergCement AG	448,245	20,613,343
	K&S AG	30,775	679,481
	Mercedes-Benz Group AG	2,636,283	152,592,147
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,068	1,865,781
	RTL Group SA	3,228	109,577

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Siemens Energy AG	410,242	$4,782,444
*	Talanx AG	162,600	6,106,338
#	Telefonica Deutschland Holding AG	4,563,070	9,942,468
	Volkswagen AG	111,321	19,028,300

TOTAL GERMANY			594,555,435

HONG KONG — (2.0%)
	Bank of East Asia Ltd.	510,881	489,621
	BOC Hong Kong Holdings Ltd.	6,049,000	18,796,094
# *	Cathay Pacific Airways Ltd.	7,360,999	6,675,161
	CK Asset Holdings Ltd.	4,895,803	27,066,771
	CK Hutchison Holdings Ltd.	7,469,484	37,181,816
	CK Infrastructure Holdings Ltd.	743,000	3,529,785
	Hang Lung Properties Ltd.	6,065,000	7,629,545
	Hang Seng Bank Ltd.	368,300	5,184,846
	Henderson Land Development Co. Ltd.	2,620,485	6,415,628
	HKT Trust & HKT Ltd.	1,300,000	1,470,227
	MTR Corp. Ltd.	2,867,933	12,619,448
	New World Development Co. Ltd.	4,946,042	10,117,002
	Sino Land Co. Ltd.	11,469,651	12,247,473
	Sun Hung Kai Properties Ltd.	3,517,920	37,804,682
	Swire Pacific Ltd., Class A	1,036,500	6,875,633
	Swire Pacific Ltd., Class B	2,672,500	2,753,875
Ω	WH Group Ltd.	30,841,696	15,575,397
	Xinyi Glass Holdings Ltd.	1,224,000	1,573,030

TOTAL HONG KONG			214,006,034

IRELAND — (0.4%)
	AIB Group PLC	220,530	637,974
	Bank of Ireland Group PLC	509,669	3,669,934
	CRH PLC	293,793	10,581,784
#	CRH PLC, Sponsored ADR	728,717	26,386,842
# *	Flutter Entertainment PLC	39,961	5,294,275

TOTAL IRELAND			46,570,809

ISRAEL — (0.6%)
	Bank Hapoalim BM	1,986,735	19,150,643
	Bank Leumi Le-Israel BM	493,637	4,709,171
	Harel Insurance Investments & Financial Services Ltd.	600,083	5,776,383
	Israel Discount Bank Ltd., Class A	2,663,342	15,143,995
	Migdal Insurance & Financial Holdings Ltd.	303,753	364,346
	Phoenix Holdings Ltd.	796,823	8,631,288
# *	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,236,857	11,032,764

TOTAL ISRAEL			64,808,590

ITALY — (2.0%)
	Eni SpA	2,863,752	37,611,711
#	Intesa Sanpaolo SpA	26,193,710	49,939,026
	Mediobanca Banca di Credito Finanziario SpA	830,884	7,527,464
	Stellantis NV	3,233,234	43,621,391
	Stellantis NV	1,607,929	21,739,200
*	Telecom Italia SpA	3,714,140	726,641
*	Telecom Italia SpA, Sponsored ADR	1,610,365	3,124,108
	UniCredit SpA	3,981,409	49,374,501
	UnipolSai Assicurazioni SpA	108,539	244,731

TOTAL ITALY			213,908,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (18.6%)
	Acom Co. Ltd.	117,400	$256,478
	AEON Financial Service Co. Ltd.	34,400	336,659
	AGC, Inc.	895,500	28,060,450
	Air Water, Inc.	37,000	413,098
	Aisin Corp.	609,000	15,632,867
	Alfresa Holdings Corp.	202,200	2,327,903
	Alps Alpine Co. Ltd.	312,378	2,683,505
	Amada Co. Ltd.	907,100	6,380,151
	Aozora Bank Ltd.	253,300	4,357,206
	Asahi Group Holdings Ltd.	147,200	4,118,763
	Asahi Kasei Corp.	2,388,200	15,312,932
	Bank of Kyoto Ltd.	113,679	4,096,514
	Bridgestone Corp.	601,100	21,739,651
	Brother Industries Ltd.	498,800	8,497,509
	Canon Marketing Japan, Inc.	158,500	3,344,666
	Canon, Inc.	652,000	13,820,757
	Chiba Bank Ltd.	1,064,000	5,829,785
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	1,859,907
	COMSYS Holdings Corp.	23,300	381,721
	Concordia Financial Group Ltd.	2,530,100	7,719,893
#	Cosmo Energy Holdings Co. Ltd.	273,700	7,050,333
	Credit Saison Co. Ltd.	393,600	4,206,937
	Dai Nippon Printing Co. Ltd.	457,000	9,154,042
	Daicel Corp.	457,800	2,612,123
	Dai-ichi Life Holdings, Inc.	1,226,047	19,472,990
	Daiwa House Industry Co. Ltd.	444,500	8,955,489
	Daiwa Securities Group, Inc.	3,723,000	14,525,920
	DeNA Co. Ltd.	29,600	386,057
	Denka Co. Ltd.	234,800	5,439,389
	DIC Corp.	246,600	4,140,504
	Dowa Holdings Co. Ltd.	195,100	6,194,821
	Ebara Corp.	13,400	435,394
	ENEOS Holdings, Inc.	8,814,203	29,075,018
	Ezaki Glico Co. Ltd.	8,100	182,234
	Fuji Media Holdings, Inc.	30,600	212,826
	FUJIFILM Holdings Corp.	24,800	1,134,597
	Fujikura Ltd.	47,500	281,246
	Fukuoka Financial Group, Inc.	386,600	6,578,234
	Hankyu Hanshin Holdings, Inc.	581,700	17,276,918
	Haseko Corp.	510,100	5,253,122
*	Hino Motors Ltd.	840,100	3,491,268
	Hitachi Construction Machinery Co. Ltd.	209,100	4,090,837
	Hitachi Ltd.	253,600	11,506,798
	Honda Motor Co. Ltd.	3,522,000	80,310,312
	House Foods Group, Inc.	2,800	52,367
	Hulic Co. Ltd.	28,500	207,034
	Idemitsu Kosan Co. Ltd.	602,938	13,192,422
	IHI Corp.	83,100	1,853,463
	Iida Group Holdings Co. Ltd.	674,550	9,366,371
	Inpex Corp.	2,704,683	27,296,730
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,878,955
	Isuzu Motors Ltd.	1,471,000	17,298,458
	ITOCHU Corp.	658,700	17,023,796
	Iwatani Corp.	79,600	2,930,985
	J Front Retailing Co. Ltd.	712,300	5,757,543
	Japan Post Bank Co., Ltd.	56,300	375,134
	Japan Post Holdings Co. Ltd.	1,397,610	9,398,335
	Japan Post Insurance Co. Ltd.	134,400	1,989,543
	JFE Holdings, Inc.	1,387,295	12,709,171

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JGC Holdings Corp.	257,700	$3,099,501
#	JTEKT Corp.	572,800	4,043,872
	Kajima Corp.	814,700	7,668,918
	Kamigumi Co. Ltd.	342,200	6,507,510
	Kaneka Corp.	231,308	5,735,815
	Kawasaki Heavy Industries Ltd.	677,300	11,519,110
#	Kawasaki Kisen Kaisha Ltd.	101,100	1,532,999
	Kewpie Corp.	7,000	110,511
	Kinden Corp.	222,800	2,267,070
	Kobe Steel Ltd.	60,200	246,874
	Koito Manufacturing Co. Ltd.	61,600	874,525
	Kokuyo Co. Ltd.	20,200	250,551
	Komatsu Ltd.	1,056,900	20,704,869
	Konica Minolta, Inc.	5,300	16,149
	K’s Holdings Corp.	403,300	3,160,424
	Kuraray Co. Ltd.	1,408,691	9,686,908
	Kyocera Corp.	179,600	8,697,386
	Lixil Corp.	961,800	14,528,256
	Mabuchi Motor Co. Ltd.	73,100	1,983,526
	Makita Corp.	122,700	2,242,160
	Marubeni Corp.	2,948,900	25,814,415
	Maruichi Steel Tube Ltd.	15,500	292,573
	Mazda Motor Corp.	944,400	6,358,607
	Mebuki Financial Group, Inc.	1,302,120	2,532,211
	Medipal Holdings Corp.	329,250	4,082,057
	Mitsubishi Chemical Group Corp.	3,775,900	17,057,065
	Mitsubishi Corp.	1,963,400	53,186,304
	Mitsubishi Electric Corp.	2,250,900	19,804,783
	Mitsubishi Estate Co. Ltd.	84,800	1,066,385
	Mitsubishi Gas Chemical Co., Inc.	727,100	9,239,413
	Mitsubishi HC Capital, Inc.	2,653,300	11,385,461
	Mitsubishi Heavy Industries Ltd.	724,500	24,954,718
	Mitsubishi Logistics Corp.	89,600	1,966,127
	Mitsubishi Materials Corp.	79,200	1,035,182
*	Mitsubishi Motors Corp.	1,740,000	5,861,598
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	9,269,492
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	48,153,735
	Mitsui & Co. Ltd., Sponsored ADR	10,506	4,635,983
	Mitsui & Co. Ltd.	1,738,400	38,469,354
	Mitsui Chemicals, Inc.	823,660	15,245,060
	Mitsui Fudosan Co. Ltd.	940,400	18,007,122
#	Mitsui OSK Lines Ltd.	885,300	17,524,680
	Mizuho Financial Group, Inc.	2,369,480	25,627,020
	MS&AD Insurance Group Holdings, Inc.	445,453	11,796,132
	Nagase & Co. Ltd.	21,700	295,647
	NEC Corp.	780,910	25,848,818
	NGK Insulators Ltd.	296,700	3,461,320
	NGK Spark Plug Co. Ltd.	315,000	5,746,877
	NH Foods Ltd.	317,767	7,572,856
	Nikon Corp.	695,200	6,723,370
	Nippon Electric Glass Co. Ltd.	131,500	2,277,000
	Nippon Express Holdings, Inc.	308,324	15,492,628
	Nippon Shokubai Co. Ltd.	84,400	3,027,491
#	Nippon Steel Corp.	1,185,793	16,267,325
#	Nippon Yusen KK	709,500	12,852,207
	Nissan Motor Co. Ltd.	4,749,500	15,138,096
	Nisshin Seifun Group, Inc.	188,500	2,036,858
	Nomura Holdings, Inc.	3,219,302	10,417,526
	Nomura Real Estate Holdings, Inc.	521,500	11,787,885

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	1,027,500	$5,430,571
	Obayashi Corp.	2,342,282	15,034,320
	Oji Holdings Corp.	3,568,100	12,369,618
	ORIX Corp.	2,086,100	30,639,991
	Otsuka Holdings Co. Ltd.	146,200	4,686,367
	Panasonic Holdings Corp.	3,551,799	25,298,082
	Resona Holdings, Inc.	2,821,139	10,632,736
#	Ricoh Co. Ltd.	1,414,100	10,362,225
	Rinnai Corp.	12,700	864,429
	Rohm Co. Ltd.	93,500	6,569,738
	Sankyo Co. Ltd.	30,300	1,000,562
	Santen Pharmaceutical Co. Ltd.	156,700	1,072,298
	SBI Holdings, Inc.	248,599	4,490,707
	Seiko Epson Corp.	794,400	10,784,898
	Seino Holdings Co. Ltd.	437,400	3,360,897
	Sekisui Chemical Co. Ltd.	206,700	2,581,275
	Sekisui House Ltd.	1,537,800	25,531,783
	Shimamura Co. Ltd.	61,300	4,957,170
	Shimizu Corp.	936,400	4,672,627
	Shinsei Bank Ltd.	61,300	912,185
	Shizuoka Financial Group, Inc.	851,000	5,373,911
#	Showa Denko KK	515,700	7,528,473
	Sohgo Security Services Co. Ltd.	15,800	393,853
	Sojitz Corp.	666,340	9,823,159
	Sompo Holdings, Inc.	490,056	20,431,555
	Stanley Electric Co. Ltd.	335,400	5,701,966
	Subaru Corp.	1,010,984	15,802,509
	Sumitomo Chemical Co. Ltd.	8,266,400	27,835,099
	Sumitomo Corp.	1,312,600	16,688,087
	Sumitomo Electric Industries Ltd.	2,834,000	29,616,198
	Sumitomo Forestry Co. Ltd.	598,600	9,364,241
	Sumitomo Heavy Industries Ltd.	487,894	9,247,903
	Sumitomo Metal Mining Co. Ltd.	584,364	16,380,210
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	36,014,598
	Sumitomo Mitsui Trust Holdings, Inc.	467,344	13,445,014
	Sumitomo Pharma Co. Ltd.	333,431	2,322,650
#	Sumitomo Realty & Development Co. Ltd.	350,800	8,045,215
	Sumitomo Rubber Industries Ltd.	756,200	6,487,361
	Suzuken Co. Ltd.	85,000	1,892,418
	Suzuki Motor Corp.	428,500	14,487,502
	T&D Holdings, Inc.	1,301,400	12,871,108
	Taiheiyo Cement Corp.	130,700	1,776,099
	Taisei Corp.	184,000	5,012,274
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,403,046
	Takeda Pharmaceutical Co. Ltd.	2,595,871	68,554,353
	TBS Holdings, Inc.	70,800	733,409
	TDK Corp.	361,500	11,292,665
	Teijin Ltd.	818,590	7,431,976
	THK Co. Ltd.	92,400	1,611,445
	Toda Corp.	717,800	3,587,751
	Tokai Carbon Co. Ltd.	40,000	261,037
	Tokyo Century Corp.	100,200	3,417,560
	Tokyo Tatemono Co. Ltd.	870,300	11,968,649
	Tokyu Fudosan Holdings Corp.	2,556,700	12,971,603
	Toppan, Inc.	599,800	8,945,517
	Toray Industries, Inc.	2,891,600	14,045,510
	Tosoh Corp.	1,241,700	13,509,050
	Toyo Seikan Group Holdings Ltd.	416,349	4,761,967
	Toyo Tire Corp.	52,000	610,036

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co. Ltd.	272,500	$4,356,385
	Toyota Boshoku Corp.	47,400	603,145
	Toyota Industries Corp.	155,700	8,020,918
	Toyota Motor Corp.	12,080,750	167,615,564
	Toyota Tsusho Corp.	584,300	19,612,549
	Tsumura & Co.	24,700	515,893
	UBE Corp.	71,800	926,062
	Yamada Holdings Co. Ltd.	1,918,800	6,183,357
	Yamaha Motor Co. Ltd.	893,600	18,446,185
	Yamato Kogyo Co. Ltd.	9,200	267,166
	Yamazaki Baking Co. Ltd.	325,600	3,317,644
	Yokohama Rubber Co. Ltd.	563,500	8,811,511
	Z Holdings Corp.	1,456,300	3,758,358
	Zeon Corp.	404,300	3,407,951

TOTAL JAPAN			1,999,398,590

NETHERLANDS — (3.8%)
Ω	ABN AMRO Bank NV	509,108	5,004,853
	Aegon NV	3,153,912	14,599,955
	Aegon NV, Class NY	413,726	1,907,277
#	Akzo Nobel NV	420,445	25,956,335
	ArcelorMittal SA	652,213	14,579,331
#	ArcelorMittal SA	931,574	20,913,839
	ASR Nederland NV	366,024	16,117,088
	Coca-Cola Europacific Partners PLC	84,349	3,981,556
#	Heineken NV	169,387	14,149,606
	ING Groep NV	4,971,616	48,918,640
	JDE Peet’s NV	244,766	7,006,451
	Koninklijke Ahold Delhaize NV	4,054,901	113,084,163
	Koninklijke DSM NV	327,831	38,562,867
	Koninklijke KPN NV	4,007,248	11,208,695
	Koninklijke Philips NV	991,539	12,577,551
	Koninklijke Philips NV	33,022	417,728
#	NN Group NV	695,023	29,428,966
#	OCI NV	84,204	3,220,625
	Prosus NV	85,856	3,712,556
	Randstad NV	338,457	16,868,423
	Stellantis NV	208,034	2,812,620

TOTAL NETHERLANDS			405,029,125

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	8,849,674
	Chorus Ltd.	297,294	1,435,249
	EBOS Group Ltd.	228,415	4,979,690
	Fletcher Building Ltd.	1,485,793	4,436,475
#	Fonterra Co-operative Group Ltd.	293,628	508,560
	Ryman Healthcare Ltd.	183,927	895,777
	Summerset Group Holdings Ltd.	437,306	2,460,434

TOTAL NEW ZEALAND			23,565,859

NORWAY — (0.9%)
*	Adevinta ASA	53,248	364,502
#	Aker ASA, Class A	9,016	636,202
	Austevoll Seafood ASA	164,785	1,221,061
	DNB Bank ASA	1,885,402	33,346,874
Ω	Elkem ASA	763,849	2,537,700
#	Frontline Ltd.	84,273	1,053,179
#	Golden Ocean Group Ltd.	787,356	6,463,225

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Norsk Hydro ASA	2,813,185	$17,853,372
	Orkla ASA	344,624	2,324,543
	Schibsted ASA, Class A	14,016	216,323
	Schibsted ASA, Class B	16,720	248,579
	SpareBank 1 SR-Bank ASA	329,406	3,354,402
	Storebrand ASA	1,260,839	9,808,510
	Subsea 7 SA	453,890	4,528,412
	Wallenius Wilhelmsen ASA	587,212	4,174,824
	Yara International ASA	290,501	12,965,471

TOTAL NORWAY			101,097,179

PORTUGAL — (0.1%)
* ††	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	398,808	8,391,909
	Galp Energia SGPS SA	553,452	5,619,252

TOTAL PORTUGAL			14,011,161

SINGAPORE — (1.1%)
	City Developments Ltd.	1,511,600	8,149,960
	Frasers Property Ltd.	492,700	311,574
	Hongkong Land Holdings Ltd.	2,134,200	8,216,422
	Keppel Corp. Ltd.	6,501,200	31,999,025
	Olam Group Ltd.	399,410	378,142
	Oversea-Chinese Banking Corp. Ltd.	2,424,400	20,811,249
*	Singapore Airlines Ltd.	3,794,200	14,073,850
	Singapore Land Group Ltd.	987,470	1,516,206
	UOL Group Ltd.	1,698,674	7,419,450
	Wilmar International Ltd.	6,663,900	18,256,101
	Yangzijiang Shipbuilding Holdings Ltd.	8,315,000	7,048,836

TOTAL SINGAPORE			118,180,815

SPAIN — (1.9%)
#	Banco Bilbao Vizcaya Argentaria SA	7,144,740	36,858,199
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,205,842	6,210,086
#	Banco Santander SA	31,583,925	81,912,138
	CaixaBank SA	3,327,631	11,034,568
	Repsol SA	4,619,638	62,847,702

TOTAL SPAIN			198,862,693

SWEDEN — (2.5%)
	Billerud AB	643,038	8,301,425
	Boliden AB	1,135,291	33,015,282
	Bure Equity AB	95,599	1,844,873
Ω	Dometic Group AB	200,998	1,150,809
#	Electrolux AB, Class B	367,325	4,531,753
	Essity AB, Class B	97,665	2,063,501
	Getinge AB, Class B	79,109	1,605,357
	Holmen AB, Class A	5,562	209,122
	Holmen AB, Class B	176,174	6,393,428
#	Husqvarna AB, Class B	324,042	1,923,885
#	Intrum AB	175,698	2,210,666
	Loomis AB	81,723	2,288,123
*	Millicom International Cellular SA, SDR	349,452	3,792,748
*	Pandox AB	106,891	1,309,002
	Peab AB, Class B	334,177	1,733,923
	Saab AB, Class B	158,640	5,605,391
#	Securitas AB, Class B	531,310	4,341,231

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	$27,471,007
#	Skandinaviska Enskilda Banken AB, Class C	14,462	164,955
	Skanska AB, Class B	802,330	12,477,311
	SKF AB, Class B	1,179,544	17,074,621
	SSAB AB, Class A	729,061	3,506,832
	SSAB AB, Class B	2,046,233	9,507,659
	Svenska Cellulosa AB SCA, Class A	34,534	416,780
	Svenska Cellulosa AB SCA, Class B	581,885	6,864,953
	Svenska Handelsbanken AB, Class A	1,224,329	11,375,275
#	Svenska Handelsbanken AB, Class B	37,204	406,824
#	Swedbank AB, Class A	973,315	14,510,227
	Tele2 AB, Class B	109,932	901,004
	Telefonaktiebolaget LM Ericsson, Class B	1,113,229	6,188,823
#	Telia Co. AB	6,786,020	17,981,356
	Trelleborg AB, Class B	788,808	17,368,807
	Volvo AB, Class A	268,270	4,582,489
	Volvo AB, Class B	2,261,068	37,006,733

TOTAL SWEDEN			270,126,175

SWITZERLAND — (8.8%)
	ABB Ltd.	912,685	25,345,535
	Accelleron Industries AG	45,634	773,825
	Alcon, Inc.	571,377	34,773,531
	Baloise Holding AG	105,344	14,392,321
	Barry Callebaut AG	484	915,685
	Cie Financiere Richemont SA, Class A	922,306	90,140,218
#	Credit Suisse Group AG	1,363,427	5,647,941
#	Credit Suisse Group AG, Sponsored ADR	1,042,624	4,295,611
	Holcim AG	1,372,633	62,257,051
	Julius Baer Group Ltd.	716,015	34,353,585
#	Novartis AG, Sponsored ADR	1,596,183	129,498,327
	Novartis AG	1,706,093	138,007,072
	SIG Group AG	479,021	9,208,255
	Swatch Group AG	47,812	10,743,806
	Swatch Group AG	123,912	5,176,883
	Swiss Life Holding AG	69,548	33,676,676
	Swiss Prime Site AG	120,516	9,724,788
	Swiss Re AG	399,672	29,689,539
	Swisscom AG	94,854	46,837,870
*	UBS Group AG	7,263,744	115,167,715
	Zurich Insurance Group AG	348,909	148,695,901

TOTAL SWITZERLAND			949,322,135

UNITED KINGDOM — (14.7%)
	3i Group PLC	795,146	10,590,043
	Abrdn Plc	1,691,534	3,082,278
	Airtel Africa PLC	31,927	41,326
	Anglo American PLC	1,391,761	41,689,088
	Associated British Foods PLC	371,994	5,765,637
	Aviva PLC	9,753,485	46,783,804
#	Barclays PLC, Sponsored ADR	7,035,082	48,682,767
	Barclays PLC	191,609	325,592
	Barratt Developments PLC	1,021,479	4,405,726
	Bellway PLC	17,101	363,690
	Berkeley Group Holdings PLC	7,801	310,381
#	BP PLC, Sponsored ADR	2,518,588	83,818,609
	BP PLC	7,690,578	42,548,901
#	British American Tobacco PLC, Sponsored ADR	838,885	33,236,624

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC	3,024,009	$119,428,540
	BT Group PLC	22,408,140	33,393,292
	DS Smith PLC	2,580,437	8,605,552
	Glencore PLC	23,897,614	137,006,665
*	Haleon PLC	10,146	31,112
	HSBC Holdings PLC	13,535,003	69,462,304
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	60,220,307
	Investec PLC	1,183,350	5,930,587
	J Sainsbury PLC	7,868,098	17,538,720
	Johnson Matthey PLC	31,950	709,213
	Kingfisher PLC	7,975,671	20,038,335
	Lloyds Banking Group PLC	164,752,825	79,125,348
#	Lloyds Banking Group PLC, ADR	1,844,768	3,523,507
	M&G PLC	2,956,890	5,942,237
	Melrose Industries PLC	4,376,981	5,871,206
	NatWest Group PLC	5,527,508	14,887,243
#	NatWest Group PLC, Sponsored ADR	637,445	3,454,952
	Pearson PLC	309,149	3,417,059
#	Pearson PLC, Sponsored ADR	1,015,920	11,297,030
	Phoenix Group Holdings PLC	710,707	4,423,421
	Shell PLC	307,658	8,522,614
	Shell PLC, Sponsored ADR	9,015,405	501,526,980
	Standard Chartered PLC	5,983,569	35,750,245
	Taylor Wimpey PLC	1,897,348	2,039,892
	Tesco PLC	12,704,903	31,379,592
	Vodafone Group PLC	51,300,878	59,888,735
#	Vodafone Group PLC, Sponsored ADR	1,760,686	20,793,705

TOTAL UNITED KINGDOM			1,585,852,859

TOTAL COMMON STOCKS			10,186,002,001

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
	Bayerische Motoren Werke AG	152,008	11,209,656
	Porsche Automobil Holding SE	307,547	17,183,337
	Volkswagen AG	489,153	62,612,238

TOTAL GERMANY			91,005,231

TOTAL INVESTMENT SECURITIES (Cost $10,555,431,050)			10,277,007,232

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@ §	The DFA Short Term Investment Fund	41,765,646	482,852,631

TOTAL INVESTMENTS — (100.0%) (Cost $11,038,476,605)			$10,759,859,863

ADR	American Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	842	12/16/22	$157,956,087	$163,474,300	$5,518,213

Total Futures Contracts			$157,956,087	$163,474,300	$5,518,213

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$816,795,707	—	$816,795,707
Austria	—	6,220,806	—	6,220,806
Belgium	—	58,799,281	—	58,799,281
Canada	$1,090,433,733	—	—	1,090,433,733
China	—	3,578,225	—	3,578,225
Denmark	—	201,804,976	—	201,804,976
Finland	5,856,638	107,933,257	—	113,789,895
France	—	1,095,283,146	—	1,095,283,146
Germany	14,207,408	580,348,027	—	594,555,435
Hong Kong	—	214,006,034	—	214,006,034
Ireland	26,386,842	20,183,967	—	46,570,809
Israel	11,032,764	53,775,826	—	64,808,590
Italy	24,863,308	189,045,465	—	213,908,773
Japan	13,905,475	1,985,493,115	—	1,999,398,590
Netherlands	26,051,464	378,977,661	—	405,029,125
New Zealand	—	23,565,859	—	23,565,859
Norway	—	101,097,179	—	101,097,179
Portugal	—	14,011,161	—	14,011,161
Singapore	—	118,180,815	—	118,180,815
Spain	6,210,086	192,652,607	—	198,862,693
Sweden	—	270,126,175	—	270,126,175
Switzerland	158,548,612	790,773,523	—	949,322,135
United Kingdom	766,554,481	819,298,378	—	1,585,852,859
Preferred Stocks
Germany	—	91,005,231	—	91,005,231
Securities Lending Collateral	—	482,852,631	—	482,852,631
Futures Contracts**	5,518,213	—	—	5,518,213

TOTAL	$2,149,569,024	$8,615,809,052	—	$10,765,378,076

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
#	Accrete, Inc.	20,600	$328,627
	Aiming, Inc.	51,100	103,442
	Akatsuki, Inc.	45,400	659,526
*	Allied Architects, Inc.	30,400	215,866
*	AlphaPolis Co. Ltd.	13,000	199,377
	Amuse, Inc.	34,600	419,694
	ARTERIA Networks Corp.	86,500	698,461
	Asahi Broadcasting Group Holdings Corp.	57,600	240,106
#	Asahi Net, Inc.	109,100	443,832
*	Atrae, Inc.	96,000	989,561
	Avex, Inc.	234,900	2,633,117
# *	Bengo4.com, Inc.	46,600	993,005
	Broadmedia Corp.	5,520	36,968
	Broccoli Co. Ltd.	4,400	33,579
#	Carta Holdings, Inc.	38,100	436,506
#	Ceres, Inc.	18,800	105,734
*	COLOPL, Inc.	179,900	847,346
# *	COOKPAD, Inc.	190,600	264,899
#	Cross Marketing Group, Inc.	22,900	133,801
	DeNA Co. Ltd.	411,700	5,369,580
	Digital Holdings, Inc.	60,500	467,103
	Direct Marketing MiX, Inc.	38,200	431,648
	Drecom Co. Ltd.	24,400	125,642
#	Enjin Co. Ltd.	6,600	90,566
#	Faith, Inc.	56,010	215,334
#	Fibergate, Inc.	22,300	136,877
# *	FreakOut Holdings, Inc.	23,400	210,831
	Freebit Co. Ltd.	63,100	466,821
	Fuji Media Holdings, Inc.	132,700	922,941
	Gakken Holdings Co. Ltd.	132,500	873,711
	GungHo Online Entertainment, Inc.	291,600	4,310,169
	Imagica Group, Inc.	112,500	669,172
	Imagineer Co. Ltd.	1,600	9,854
#	i-mobile Co. Ltd.	6,600	52,689
	Infocom Corp.	146,900	2,108,505
	Intage Holdings, Inc.	215,000	2,365,514
	IPS, Inc.	17,200	348,610
	ITmedia, Inc.	56,800	656,707
*	Japan Communications, Inc.	903,800	1,359,588
	J-Stream, Inc.	32,200	130,236
	Kamakura Shinsho Ltd.	25,700	138,325
*	LIFULL Co. Ltd.	444,000	491,356
# *	Macbee Planet, Inc.	3,400	197,110
	Macromill, Inc.	243,197	1,812,692
	MarkLines Co. Ltd.	72,900	1,254,183
	Marvelous, Inc.	195,700	887,884
#	Members Co. Ltd.	50,400	924,566
	Mixi, Inc.	256,400	4,019,585
# *	Mobile Factory, Inc.	10,500	72,001
	MTI Ltd.	49,200	168,128
*	NexTone, Inc.	31,200	918,765
	Okinawa Cellular Telephone Co.	161,600	3,055,947
#	Orchestra Holdings, Inc.	4,800	80,582
	Oricon, Inc.	27,800	180,791
*	PR Times, Inc.	11,900	191,267

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Proto Corp.	157,900	$1,236,791
*	Shobunsha Holdings, Inc.	28,100	55,955
	SKY Perfect JSAT Holdings, Inc.	917,800	3,214,623
	Toei Co. Ltd.	700	85,982
	Tohokushinsha Film Corp.	94,800	407,399
	Tokyu Recreation Co. Ltd.	19,200	792,840
#	Tow Co. Ltd.	226,900	468,347
	Trenders, Inc.	13,300	163,263
	TV Asahi Holdings Corp.	98,500	922,637
	Tv Tokyo Holdings Corp.	67,800	866,986
	Usen-Next Holdings Co. Ltd.	79,900	1,224,187
*	UUUM Co. Ltd.	11,600	75,801
	ValueCommerce Co. Ltd.	105,000	1,531,721
#	V-Cube, Inc.	80,700	547,236
	Vector, Inc.	201,500	1,497,424
	Wowow, Inc.	37,900	318,920
	Zenrin Co. Ltd.	215,250	1,266,974
	ZIGExN Co. Ltd.	113,900	280,193

TOTAL COMMUNICATION SERVICES			60,456,006

CONSUMER DISCRETIONARY — (14.4%)
	&Do Holdings Co. Ltd.	59,500	351,394
	Adastria Co. Ltd.	148,840	2,021,266
#	Adventure, Inc.	8,800	644,036
#	Aeon Fantasy Co. Ltd.	48,932	969,939
#	Ahresty Corp.	141,200	349,867
	Ainavo Holdings Co. Ltd.	5,600	33,565
# *	Airtrip Corp.	85,100	1,419,101
	Aisan Industry Co. Ltd.	213,700	1,012,902
*	Akebono Brake Industry Co. Ltd.	610,100	713,627
	Alleanza Holdings Co. Ltd.	80,800	516,370
	Alpen Co. Ltd.	98,500	1,338,680
#	Alpha Corp.	31,700	201,134
	Amiyaki Tei Co. Ltd.	28,200	551,515
	AOKI Holdings, Inc.	234,900	1,135,373
	Aoyama Trading Co. Ltd.	245,000	1,709,104
	Arata Corp.	87,800	2,424,229
#	Arcland Service Holdings Co. Ltd.	94,800	1,389,652
#	ARCLANDS Corp.	31,200	309,449
	Asahi Co. Ltd.	110,100	957,115
	Ashimori Industry Co. Ltd.	29,499	205,361
	ASKUL Corp.	241,600	2,523,197
	Asti Corp.	19,400	266,924
*	Atsugi Co. Ltd.	18,000	44,758
	Aucnet, Inc.	65,100	978,522
	Autobacs Seven Co. Ltd.	436,500	4,151,823
#	Avantia Co. Ltd.	66,500	347,842
#	Baroque Japan Ltd.	90,200	478,368
#	Beauty Garage, Inc.	21,700	392,195
*	Beenos, Inc.	30,500	554,320
	Belluna Co. Ltd.	323,600	1,559,495
	Benesse Holdings, Inc.	362,043	5,341,033
#	Bic Camera, Inc.	557,300	4,332,829
#	Bike O & Co. Ltd.	33,600	248,966
#	Bookoff Group Holdings Ltd.	66,600	510,618
	Central Automotive Products Ltd.	80,500	1,214,441
	Central Sports Co. Ltd.	45,200	728,186
	Chiyoda Co. Ltd.	110,800	546,574
	Chofu Seisakusho Co. Ltd.	122,400	1,671,554

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chuo Spring Co. Ltd.	81,700	$379,850
	Cleanup Corp.	139,400	569,903
#	Colowide Co. Ltd.	238,500	2,926,658
#	Corona Corp.	97,200	551,543
#	Create Restaurants Holdings, Inc.	619,500	3,910,501
*	CROOZ, Inc.	9,100	62,127
*	CrowdWorks, Inc.	4,200	49,876
	Curves Holdings Co. Ltd.	186,100	1,081,571
	Daido Metal Co. Ltd.	227,200	782,335
#	Daikoku Denki Co. Ltd.	50,900	488,700
	Daikyonishikawa Corp.	258,900	1,043,926
	Daimaruenawin Co. Ltd.	3,400	26,265
	Dainichi Co. Ltd.	67,100	293,205
	DCM Holdings Co. Ltd.	729,200	5,681,710
	Doshisha Co. Ltd.	134,600	1,368,151
	Doutor Nichires Holdings Co. Ltd.	186,086	2,076,002
	Eagle Industry Co. Ltd.	168,200	1,247,497
	EAT & Holdings Co. Ltd.	33,000	475,343
#	EDION Corp.	526,900	4,182,106
	Enigmo, Inc.	152,100	561,332
#	ES-Con Japan Ltd.	44,600	243,060
#	Eslead Corp.	47,700	602,930
	Exedy Corp.	184,900	2,167,661
	FCC Co. Ltd.	231,100	2,246,969
	Felissimo Corp.	20,600	135,468
#	First Juken Co. Ltd.	46,400	324,625
	First-corp, Inc.	45,300	218,743
	FJ Next Holdings Co. Ltd.	106,600	711,252
	Food & Life Cos. Ltd.	265,000	4,457,576
	Foster Electric Co. Ltd.	143,200	748,344
#	F-Tech, Inc.	42,300	147,843
#	Fuji Corp.	72,800	620,617
	Fuji Corp. Ltd.	171,000	715,114
	Fuji Kyuko Co. Ltd.	66,500	2,056,314
	Fujibo Holdings, Inc.	64,800	1,467,291
	Fujikura Composites, Inc.	119,200	648,185
	Fujishoji Co. Ltd.	52,700	308,913
	FuKoKu Co. Ltd.	66,400	461,178
	Furukawa Battery Co. Ltd.	88,000	621,455
	Furyu Corp.	115,400	906,576
	Futaba Industrial Co. Ltd.	341,300	856,661
#	Gakkyusha Co. Ltd.	49,300	547,369
#	Genki Sushi Co. Ltd.	32,500	677,158
	Geo Holdings Corp.	186,600	2,441,418
	Gift Holdings, Inc.	23,300	541,902
	GLOBERIDE, Inc.	106,198	1,659,874
	Golf Digest Online, Inc.	64,100	626,687
	GSI Creos Corp.	63,184	610,561
	G-Tekt Corp.	143,700	1,284,523
	Gunze Ltd.	98,000	2,517,312
	H2O Retailing Corp.	542,045	4,561,538
#	Hagihara Industries, Inc.	77,700	532,948
#	Hamee Corp.	36,100	206,798
	Handsman Co. Ltd.	43,500	247,333
	Happinet Corp.	99,600	1,370,083
#	Hard Off Corp. Co. Ltd.	58,800	501,016
	Heian Ceremony Service Co. Ltd.	8,300	42,004
	Heiwa Corp.	271,000	4,372,086
#	HI-LEX Corp.	121,700	865,469

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Himaraya Co. Ltd.	32,100	$197,076
	H-One Co. Ltd.	123,200	497,270
	Honeys Holdings Co. Ltd.	118,640	962,314
	Hoosiers Holdings Co. Ltd.	213,000	1,120,216
	Hotland Co. Ltd.	44,200	416,975
	IBJ, Inc.	125,900	806,776
	Ichibanya Co. Ltd.	30,658	945,986
	Ichikoh Industries Ltd.	194,100	554,177
	IDOM, Inc.	367,100	1,837,748
	IJTT Co. Ltd.	133,980	455,811
#	Imasen Electric Industrial	37,400	138,577
# *	Istyle, Inc.	147,000	483,807
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	2,513,563
	JANOME Corp.	109,400	465,989
#	Japan Best Rescue System Co. Ltd.	55,600	298,321
	Japan Wool Textile Co. Ltd.	312,600	2,095,641
	JINS Holdings, Inc.	82,900	2,492,946
# *	Joban Kosan Co. Ltd.	41,499	325,060
	Joshin Denki Co. Ltd.	108,200	1,392,763
	Joyful Honda Co. Ltd.	146,300	1,783,292
	JP-Holdings, Inc.	360,900	724,743
	JVCKenwood Corp.	1,051,800	1,527,000
# *	Kasai Kogyo Co. Ltd.	103,300	133,251
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	650,373
	Keiyo Co. Ltd.	245,000	1,492,695
	KeyHolder, Inc.	2,100	11,357
#	KFC Holdings Japan Ltd.	87,300	1,633,893
#	King Co. Ltd.	54,100	161,402
# *	Kintetsu Department Store Co. Ltd.	1,300	21,980
	Ki-Star Real Estate Co. Ltd.	55,900	1,733,144
	Kohnan Shoji Co. Ltd.	157,700	3,301,934
#	Kojima Co. Ltd.	197,700	818,506
	Komatsu Matere Co. Ltd.	195,000	1,068,121
	KOMEDA Holdings Co. Ltd.	301,900	5,042,132
#	Komehyo Holdings Co. Ltd.	42,400	932,635
	Komeri Co. Ltd.	202,100	3,525,826
#	Konaka Co. Ltd.	163,506	366,453
#	Kotobukiya Co. Ltd.	1,800	102,848
	K’s Holdings Corp.	243,000	1,904,248
	KU Holdings Co. Ltd.	115,500	920,428
	Kurabo Industries Ltd.	113,200	1,584,167
	KYB Corp.	117,200	2,563,859
#	Kyoritsu Maintenance Co. Ltd.	63,200	2,603,586
	LEC, Inc.	142,200	840,330
#	LITALICO, Inc.	117,100	2,474,639
*	Locondo, Inc.	21,000	175,622
	Look Holdings, Inc.	37,100	510,830
	Mars Group Holdings Corp.	80,600	987,972
#	Maruzen CHI Holdings Co. Ltd.	106,300	229,414
	Matsuoka Corp.	10,200	62,651
	Media Do Co. Ltd.	54,200	772,253
	Meiko Network Japan Co. Ltd.	36,400	148,292
#	Meiwa Estate Co. Ltd.	73,200	300,478
#	Mikuni Corp.	147,800	313,626
#	Mitsuba Corp.	204,690	540,402
	Mizuno Corp.	114,900	1,967,077
	Monogatari Corp.	66,300	3,037,493
	Morito Co. Ltd.	107,800	544,715

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MrMax Holdings Ltd.	159,300	$732,355
	Murakami Corp.	31,800	482,409
	Musashi Seimitsu Industry Co. Ltd.	299,300	3,454,289
	Nafco Co. Ltd.	54,200	574,897
	Nagahori Corp.	200	2,226
	Nagase Brothers, Inc.	200	7,346
#	Nagawa Co. Ltd.	31,800	1,587,130
	Nakayamafuku Co. Ltd.	41,800	87,435
	New Art Holdings Co. Ltd.	31,734	322,322
	Nextage Co. Ltd.	287,000	5,531,782
	NHK Spring Co. Ltd.	903,756	5,006,892
	Nichirin Co. Ltd.	61,160	693,311
#	Nihon House Holdings Co. Ltd.	239,600	672,936
#	Nihon Plast Co. Ltd.	100,700	288,328
	Nihon Tokushu Toryo Co. Ltd.	80,400	460,308
	Nippon Felt Co. Ltd.	84,000	223,640
	Nippon Piston Ring Co. Ltd.	49,800	393,207
	Nippon Seiki Co. Ltd.	326,000	1,657,047
	Nishikawa Rubber Co. Ltd.	38,500	306,207
#	Nishimatsuya Chain Co. Ltd.	253,100	2,320,273
	Nissan Shatai Co. Ltd.	477,300	2,748,178
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	311,951
	NITTAN Corp.	93,500	167,315
	Nojima Corp.	398,000	3,314,681
	NOK Corp.	342,980	2,805,643
	Ohashi Technica, Inc.	67,600	653,300
	Ohsho Food Service Corp.	65,100	2,775,736
	Onward Holdings Co. Ltd.	616,100	1,283,860
#	Ozu Corp.	22,200	219,784
	Pacific Industrial Co. Ltd.	270,300	1,903,854
	PAL GROUP Holdings Co. Ltd.	136,800	1,953,407
	PALTAC Corp.	21,200	602,203
#	PAPYLESS Co. Ltd.	19,200	133,939
#	Paris Miki Holdings, Inc.	115,700	202,085
#	PC Depot Corp.	177,381	332,762
*	PIA Corp.	1,700	37,992
#	Piolax, Inc.	179,700	2,234,465
	Plenus Co. Ltd.	83,700	1,482,699
	Poppins Corp.	2,100	22,361
#	Premium Water Holdings, Inc.	8,100	133,032
#	Press Kogyo Co. Ltd.	598,500	1,673,759
	Pressance Corp.	109,900	1,127,391
	QB Net Holdings Co. Ltd.	58,700	518,537
#	Raccoon Holdings, Inc.	111,700	924,775
	Regal Corp.	1,500	18,570
	Renaissance, Inc.	3,500	21,992
	Resorttrust, Inc.	521,964	8,033,803
	Rhythm Co. Ltd.	43,600	484,251
#	Riberesute Corp.	46,100	247,022
	Ride On Express Holdings Co. Ltd.	46,900	325,247
*	Right On Co. Ltd.	92,925	381,385
	Riken Corp.	58,300	888,524
	Riso Kyoiku Co. Ltd.	692,900	1,433,489
#	Rock Field Co. Ltd.	94,800	920,318
	Roland Corp.	57,600	1,634,450
	Round One Corp.	931,500	3,963,450
#	Sac’s Bar Holdings, Inc.	122,950	582,541
	San Holdings, Inc.	59,900	668,381
*	Sanden Corp.	10,400	14,688

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sanei Architecture Planning Co. Ltd.	55,200	$574,977
	Sangetsu Corp.	291,250	3,083,932
	Sankyo Co. Ltd.	140,900	4,652,778
	Sankyo Seiko Co. Ltd.	232,800	737,940
	Sanoh Industrial Co. Ltd.	154,900	706,434
	Sanyo Electric Railway Co. Ltd.	109,898	1,671,916
# *	Sanyo Shokai Ltd.	59,599	470,926
	Scroll Corp.	189,200	877,457
	Seiko Group Corp.	165,882	3,513,558
#	Seiren Co. Ltd.	284,000	4,448,320
	Senshukai Co. Ltd.	174,600	468,178
	Seria Co. Ltd.	197,724	3,230,123
#	Shidax Corp.	149,800	573,197
	Shikibo Ltd.	75,600	427,810
	Shin-Nihon Tatemono Co. Ltd.	29,800	86,881
	Shoei Co. Ltd.	154,200	5,686,653
*	Silver Life Co. Ltd.	15,300	153,706
#	Snow Peak, Inc.	182,900	2,406,334
#	SNT Corp.	158,100	229,449
#	Soft99 Corp.	84,400	620,427
	Sotoh Co. Ltd.	49,100	270,693
	SPK Corp.	48,600	462,800
#	Sprix Ltd.	34,300	228,737
	St. Marc Holdings Co. Ltd.	111,200	1,213,519
	Step Co. Ltd.	60,800	789,198
#	Suminoe Textile Co. Ltd.	26,300	314,431
	Sumitomo Riko Co. Ltd.	252,100	994,077
	Suncall Corp.	127,200	568,935
*	SuRaLa Net Co. Ltd.	2,700	15,107
	Syuppin Co. Ltd.	134,200	1,349,741
	T RAD Co. Ltd.	42,900	783,465
	Tachikawa Corp.	71,600	509,153
	Tachi-S Co. Ltd.	195,940	1,452,927
#	Taiho Kogyo Co. Ltd.	109,900	510,827
	Takashimaya Co. Ltd.	426,400	5,274,740
#	Takasho Co. Ltd.	15,400	70,265
*	Take & Give Needs Co. Ltd.	11,400	120,295
#	Takihyo Co. Ltd.	19,200	95,653
#	Tama Home Co. Ltd.	100,000	1,567,715
	Tamron Co. Ltd.	103,400	2,296,895
#	Tbk Co. Ltd.	155,300	290,128
	Tear Corp.	57,300	162,676
	Temairazu, Inc.	14,900	571,967
	T-Gaia Corp.	136,400	1,518,273
#	Tigers Polymer Corp.	79,800	209,201
	Toa Corp.	144,900	758,182
	Tokai Rika Co. Ltd.	326,000	3,401,970
	Token Corp.	45,950	2,422,229
*	Tokyo Base Co. Ltd.	35,500	83,535
	Tokyo Individualized Educational Institute, Inc.	103,700	358,158
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	99,950
	Tokyotokeiba Co. Ltd.	98,100	2,731,225
	Tomy Co. Ltd.	564,293	4,954,976
	Topre Corp.	219,800	1,737,990
#	Toridoll Holdings Corp.	301,500	5,862,325
	Tosho Co. Ltd.	4,400	33,695
	Toyo Tire Corp.	280,200	3,287,156
	Toyoda Gosei Co. Ltd.	38,900	621,884
	TPR Co. Ltd.	150,662	1,264,699

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Treasure Factory Co. Ltd.	10,300	$154,349
	TS Tech Co. Ltd.	449,686	4,702,681
	TSI Holdings Co. Ltd.	301,095	911,236
*	Tsukada Global Holdings, Inc.	86,100	212,971
#	Tsutsumi Jewelry Co. Ltd.	39,000	545,933
#	Twinbird Corp.	9,200	37,966
	Unipres Corp.	224,297	1,310,909
# *	Unitika Ltd.	373,200	686,839
# *	Universal Entertainment Corp.	99,600	1,343,868
	Valuence Holdings, Inc.	1,600	31,416
*	Village Vanguard Co. Ltd.	36,600	264,820
	VT Holdings Co. Ltd.	492,000	1,593,974
	Wacoal Holdings Corp.	267,700	4,310,530
#	Waseda Academy Co. Ltd.	43,600	335,524
#	Watts Co. Ltd.	52,100	224,229
	Weds Co. Ltd.	14,500	48,369
	World Co. Ltd.	94,100	883,077
	Xebio Holdings Co. Ltd.	159,896	1,084,452
#	Yachiyo Industry Co. Ltd.	48,100	206,971
	Yagi & Co. Ltd.	18,600	145,334
	Yamae Group Holdings Co. Ltd.	9,400	95,594
	Yamato International, Inc.	31,900	51,000
#	Yasunaga Corp.	33,300	137,589
	Yellow Hat Ltd.	221,700	2,658,050
	Yondoshi Holdings, Inc.	101,520	1,161,464
	Yonex Co. Ltd.	74,600	691,099
	Yorozu Corp.	126,100	732,136
#	Yoshinoya Holdings Co. Ltd.	280,100	4,402,292
	Yutaka Giken Co. Ltd.	8,700	100,043
	Zojirushi Corp.	14,700	148,222

TOTAL CONSUMER DISCRETIONARY			366,770,947

CONSUMER STAPLES — (7.8%)
#	Aeon Hokkaido Corp.	178,900	1,413,526
	AFC-HD AMS Life Science Co. Ltd.	53,800	261,503
	Ain Holdings, Inc.	119,800	5,032,786
	Albis Co. Ltd.	38,700	599,489
	Arcs Co. Ltd.	269,000	3,585,571
	Artnature, Inc.	116,400	603,269
	Axial Retailing, Inc.	108,000	2,459,402
# *	Axxzia, Inc.	4,800	43,422
	Belc Co. Ltd.	67,200	2,570,597
	Bourbon Corp.	54,800	774,801
	Bull-Dog Sauce Co. Ltd.	3,000	33,861
	Cawachi Ltd.	79,400	1,098,891
	C’BON COSMETICS Co. Ltd.	10,800	117,171
	Chubu Shiryo Co. Ltd.	132,400	901,671
	Chuo Gyorui Co. Ltd.	9,800	194,008
	Como Co. Ltd.	2,600	47,063
#	Cota Co. Ltd.	113,591	1,224,900
	Create SD Holdings Co. Ltd.	137,500	2,929,190
#	Daikokutenbussan Co. Ltd.	34,800	1,061,447
	Delica Foods Holdings Co. Ltd.	66,400	227,102
	DyDo Group Holdings, Inc.	58,700	1,791,178
	Earth Corp.	47,200	1,633,763
	Ebara Foods Industry, Inc.	30,900	669,815
#	Eco’s Co. Ltd.	45,800	560,562
#	Ensuiko Sugar Refining Co. Ltd.	86,200	113,565
	Ezaki Glico Co. Ltd.	194,800	4,382,607

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Feed One Co. Ltd.	153,348	$692,542
#	Fuji Co. Ltd.	118,700	1,467,980
	Fuji Oil Holdings, Inc.	240,200	3,781,633
	Fujicco Co. Ltd.	122,300	1,563,944
	Fujiya Co. Ltd.	70,000	1,202,255
	G-7 Holdings, Inc.	141,300	1,352,874
	Genky DrugStores Co. Ltd.	51,000	1,298,377
#	HABA Laboratories, Inc.	15,000	248,760
	Hagoromo Foods Corp.	17,900	366,983
	Halows Co. Ltd.	56,100	1,126,830
	Heiwado Co. Ltd.	190,100	2,405,669
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	521,194
	Hokuto Corp.	139,200	1,796,736
#	Ichimasa Kamaboko Co. Ltd.	46,500	230,065
	Imuraya Group Co. Ltd.	61,500	904,898
#	Inageya Co. Ltd.	44,600	337,751
*	I-NE Co. Ltd.	6,800	196,999
	Itochu-Shokuhin Co. Ltd.	35,100	1,151,568
	Itoham Yonekyu Holdings, Inc.	706,300	3,158,441
	Iwatsuka Confectionery Co. Ltd.	8,700	235,130
	JM Holdings Co. Ltd.	77,000	877,490
	J-Oil Mills, Inc.	122,300	1,300,880
	Kadoya Sesame Mills, Inc.	15,600	366,592
	Kakiyasu Honten Co. Ltd.	53,400	797,988
#	Kameda Seika Co. Ltd.	66,800	2,064,117
#	Kaneko Seeds Co. Ltd.	44,700	438,571
	Kanemi Co. Ltd.	1,200	22,315
	Kansai Food Market Ltd.	6,800	63,888
	Kato Sangyo Co. Ltd.	150,800	3,524,560
	Kenko Mayonnaise Co. Ltd.	73,300	827,348
#	Kibun Foods, Inc.	12,200	73,242
#	Kitanotatsujin Corp.	380,600	737,804
	Koike-ya, Inc.	300	10,793
	Kotobuki Spirits Co. Ltd.	29,600	1,517,414
	Kusuri no Aoki Holdings Co. Ltd.	83,800	4,039,402
	Kyokuyo Co. Ltd.	59,999	1,457,625
	Lacto Japan Co. Ltd.	47,000	673,507
	Life Corp.	81,400	1,213,263
	Mandom Corp.	216,800	2,193,346
#	Marudai Food Co. Ltd.	129,900	1,224,712
	Maruha Nichiro Corp.	216,707	3,341,573
#	Maxvalu Tokai Co. Ltd.	47,000	886,186
	Medical System Network Co. Ltd.	152,000	411,307
	Megmilk Snow Brand Co. Ltd.	277,000	3,016,618
#	Meito Sangyo Co. Ltd.	54,100	579,801
	Milbon Co. Ltd.	164,552	6,785,094
#	Ministop Co. Ltd.	90,500	859,581
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,103,069
	Mitsui DM Sugar Holdings Co. Ltd.	110,870	1,416,405
	Miyoshi Oil & Fat Co. Ltd.	34,400	229,396
	Morinaga & Co. Ltd.	215,699	5,395,101
	Morinaga Milk Industry Co. Ltd.	145,400	4,125,043
	Morozoff Ltd.	37,400	925,951
#	MTG Co. Ltd.	24,700	187,157
#	Nagatanien Holdings Co. Ltd.	74,900	1,008,356
	Nakamuraya Co. Ltd.	26,699	560,207
	Natori Co. Ltd.	65,000	902,759
	Nichimo Co. Ltd.	16,300	264,845
#	Nihon Chouzai Co. Ltd.	73,420	651,954

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Niitaka Co. Ltd.	12,960	$180,610
	Nippn Corp.	346,000	3,641,987
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	722,361
	Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679
	Nishimoto Co. Ltd.	19,500	545,936
	Nisshin Oillio Group Ltd.	154,600	3,314,748
	Nissin Sugar Co. Ltd.	98,300	1,123,746
	Nitto Fuji Flour Milling Co. Ltd.	16,200	475,925
	Noevir Holdings Co. Ltd.	85,800	3,171,684
	Oenon Holdings, Inc.	294,200	559,659
#	OIE Sangyo Co. Ltd.	22,000	123,116
# *	Oisix ra daichi, Inc.	171,900	1,939,184
	Okuwa Co. Ltd.	155,300	960,244
	Olympic Group Corp.	28,600	98,476
	OUG Holdings, Inc.	21,300	334,901
	Pickles Holdings Co. Ltd.	56,900	394,495
	Pigeon Corp.	573,125	7,507,397
	Prima Meat Packers Ltd.	177,300	2,346,234
#	Qol Holdings Co. Ltd.	164,500	1,357,079
	Retail Partners Co. Ltd.	107,600	886,473
	Riken Vitamin Co. Ltd.	143,000	1,812,339
	Rokko Butter Co. Ltd.	84,200	796,538
	S Foods, Inc.	114,862	2,102,455
	S&B Foods, Inc.	42,798	1,059,329
#	Sagami Rubber Industries Co. Ltd.	56,000	284,988
	San-A Co. Ltd.	118,000	3,441,632
	Sapporo Holdings Ltd.	385,720	8,507,745
	Sato Foods Co. Ltd.	800	26,533
	Satudora Holdings Co. Ltd.	3,900	17,511
#	Shinnihonseiyaku Co. Ltd.	42,700	449,873
	Shinobu Foods Products Co. Ltd.	1,600	6,637
#	Shoei Foods Corp.	67,600	1,865,613
	Showa Sangyo Co. Ltd.	114,300	1,942,731
	Soiken Holdings, Inc.	39,400	92,738
	ST Corp.	37,100	373,982
	Starzen Co. Ltd.	89,900	1,245,921
	Takara Holdings, Inc.	554,400	3,856,353
	Toho Co. Ltd.	49,900	573,954
#	Torigoe Co. Ltd.	94,500	391,234
#	Transaction Co. Ltd.	89,700	681,925
#	United Super Markets Holdings, Inc.	350,600	2,468,602
	Valor Holdings Co. Ltd.	220,700	2,552,048
	Warabeya Nichiyo Holdings Co. Ltd.	86,460	1,022,334
	Watahan & Co. Ltd.	94,100	874,626
#	Yaizu Suisankagaku Industry Co. Ltd.	62,100	335,173
	YAKUODO Holdings Co. Ltd.	69,400	1,298,552
#	YA-MAN Ltd.	194,200	1,455,590
	Yamatane Corp.	59,000	639,164
#	Yamaya Corp.	23,500	388,534
#	Yamazawa Co. Ltd.	11,800	91,850
	Yaoko Co. Ltd.	55,300	2,405,719
	Yokorei Co. Ltd.	306,400	1,858,464
	Yomeishu Seizo Co. Ltd.	48,700	590,252
*	Yoshimura Food Holdings KK	29,300	96,207
#	Yuasa Funashoku Co. Ltd.	14,300	246,467
	Yukiguni Maitake Co. Ltd.	39,400	282,187
	Yutaka Foods Corp.	3,900	50,185

TOTAL CONSUMER STAPLES			198,062,968

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (0.7%)
#	BP Castrol KK	44,100	$284,991
	Fuji Kosan Co. Ltd.	4,400	34,312
#	Fuji Oil Co. Ltd.	287,900	587,124
	Itochu Enex Co. Ltd.	354,900	2,442,298
	Japan Oil Transportation Co. Ltd.	15,500	227,370
	Japan Petroleum Exploration Co. Ltd.	221,700	5,760,410
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,359,610
	Nippon Coke & Engineering Co. Ltd.	978,100	532,242
	Sala Corp.	322,100	1,708,339
	San-Ai Obbli Co. Ltd.	389,000	3,213,029
	Sinanen Holdings Co. Ltd.	46,500	1,271,173
#	Toa Oil Co. Ltd.	46,200	978,312
	Toyo Kanetsu KK	48,700	805,728

TOTAL ENERGY			19,204,938

FINANCIALS — (8.8%)
	77 Bank Ltd.	363,152	4,400,716
#	Advance Create Co. Ltd.	63,400	426,754
	AEON Financial Service Co. Ltd.	124,500	1,218,433
	Aichi Financial Group, Inc.	223,571	2,856,753
	Aiful Corp.	1,422,100	3,873,175
#	Aizawa Securities Group Co. Ltd.	200,800	878,425
	Akatsuki Corp.	144,000	307,124
	Akita Bank Ltd.	88,440	945,162
	Anicom Holdings, Inc.	108,300	432,702
# *	Aruhi Corp.	174,700	1,641,229
	Asax Co. Ltd.	9,300	36,547
	Awa Bank Ltd.	232,100	2,917,685
#	Bank of Iwate Ltd.	82,982	1,001,223
#	Bank of Kochi Ltd.	56,100	234,676
	Bank of Nagoya Ltd.	75,630	1,549,265
	Bank of Saga Ltd.	80,920	844,576
	Bank of the Ryukyus Ltd.	273,780	1,432,411
#	Bank of Toyama Ltd.	14,500	160,724
#	Casa, Inc.	28,400	161,608
	Chiba Kogyo Bank Ltd.	284,858	551,486
	Chugin Financial Group, Inc.	691,400	4,167,742
	Credit Saison Co. Ltd.	264,600	2,828,139
	Daishi Hokuetsu Financial Group, Inc.	262,500	4,636,054
	Daito Bank Ltd.	54,200	222,152
	eGuarantee, Inc.	221,400	3,575,889
#	Ehime Bank Ltd.	198,673	1,142,937
#	Entrust, Inc.	54,900	237,426
	FIDEA Holdings Co. Ltd.	124,790	1,086,427
	Financial Products Group Co. Ltd.	236,800	1,850,521
	First Bank of Toyama Ltd.	319,000	882,186
#	First Brothers Co. Ltd.	34,600	201,043
	Fukui Bank Ltd.	123,200	1,126,239
	Fukushima Bank Ltd.	17,200	24,043
	Fuyo General Lease Co. Ltd.	114,800	6,380,157
#	GMO Financial Holdings, Inc.	249,100	956,764
	Gunma Bank Ltd.	2,072,540	5,652,782
	Hachijuni Bank Ltd.	1,994,500	6,360,770
	Hirogin Holdings, Inc.	1,534,800	6,331,737
	Hirose Tusyo, Inc.	20,800	339,965
#	Hokkoku Financial Holdings, Inc.	145,200	4,433,538
	Hokuhoku Financial Group, Inc.	808,700	4,858,472
	HS Holdings Co. Ltd.	152,200	1,095,593
	Hyakugo Bank Ltd.	1,393,709	3,085,078

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Hyakujushi Bank Ltd.	134,700	$1,510,140
	Ichiyoshi Securities Co. Ltd.	224,000	907,209
#	IwaiCosmo Holdings, Inc.	123,900	1,049,074
	Iyogin Holdings, Inc.	1,270,418	5,960,544
#	J Trust Co. Ltd.	345,400	1,516,754
	Jaccs Co. Ltd.	147,700	3,581,598
	JAFCO Group Co. Ltd.	588,100	9,023,388
	Japan Investment Adviser Co. Ltd.	70,300	658,607
#	Japan Securities Finance Co. Ltd.	581,200	3,481,519
#	Jimoto Holdings, Inc.	102,150	282,804
	J-Lease Co. Ltd.	31,900	559,135
	Juroku Financial Group, Inc.	191,700	3,220,920
	Keiyo Bank Ltd.	664,300	2,333,373
	Kita-Nippon Bank Ltd.	43,506	550,258
	Kiyo Bank Ltd.	416,190	4,007,900
	Kyokuto Securities Co. Ltd.	152,800	641,045
	Kyushu Financial Group, Inc.	1,975,137	4,994,387
#	Kyushu Leasing Service Co. Ltd.	34,000	141,908
*	M&A Capital Partners Co. Ltd.	92,100	2,343,455
#	Marusan Securities Co. Ltd.	336,700	939,227
#	Matsui Securities Co. Ltd.	568,800	3,029,067
	Mercuria Holdings Co. Ltd.	58,400	236,199
#	Minkabu The Infonoid, Inc.	21,700	309,520
#	Mito Securities Co. Ltd.	359,500	555,715
	Miyazaki Bank Ltd.	102,900	1,542,970
	Mizuho Leasing Co. Ltd.	180,700	3,937,159
#	Monex Group, Inc.	1,037,500	3,604,082
#	Money Partners Group Co. Ltd.	149,100	274,454
	Morningstar Japan KK	131,300	409,555
#	Mortgage Service Japan Ltd.	26,100	147,277
	Musashino Bank Ltd.	183,200	2,115,592
	Nagano Bank Ltd.	48,599	382,904
	Nanto Bank Ltd.	176,700	2,532,005
	NEC Capital Solutions Ltd.	60,200	863,550
	Nishi-Nippon Financial Holdings, Inc.	779,700	3,976,627
	North Pacific Bank Ltd.	1,785,600	2,836,341
# *	OAK Capital Corp.	297,500	152,113
	Ogaki Kyoritsu Bank Ltd.	232,100	2,740,005
	Oita Bank Ltd.	90,399	1,096,297
#	Okasan Securities Group, Inc.	964,900	2,295,123
	Okinawa Financial Group, Inc.	143,060	1,981,285
	Orient Corp.	280,890	2,275,167
	Premium Group Co. Ltd.	163,200	1,934,314
	Procrea Holdings, Inc.	238,972	3,366,026
	Ricoh Leasing Co. Ltd.	97,600	2,383,123
	San ju San Financial Group, Inc.	118,793	1,162,272
	San-In Godo Bank Ltd.	963,500	4,588,458
*	SBI Insurance Group Co. Ltd.	7,600	40,535
	Senshu Ikeda Holdings, Inc.	1,298,928	1,861,564
	Seven Bank Ltd.	501,400	904,423
	Shiga Bank Ltd.	288,700	4,887,278
	Shikoku Bank Ltd.	239,000	1,394,610
	Shimizu Bank Ltd.	58,200	557,874
#	Sparx Group Co. Ltd.	118,060	1,189,903
	Strike Co. Ltd.	51,700	1,593,577
	Suruga Bank Ltd.	900,700	2,385,896
#	Taiko Bank Ltd.	41,800	314,026
	Tochigi Bank Ltd.	565,200	1,150,754
	Toho Bank Ltd.	1,304,200	1,797,764

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Tohoku Bank Ltd.	63,300	$402,681
	Tokai Tokyo Financial Holdings, Inc.	1,334,300	3,058,672
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,448,757
	Tomato Bank Ltd.	50,400	326,735
	TOMONY Holdings, Inc.	956,950	2,079,139
#	Tottori Bank Ltd.	53,100	379,681
#	Towa Bank Ltd.	262,300	916,377
	Toyo Securities Co. Ltd.	390,800	598,805
	Traders Holdings Co. Ltd.	13,720	45,978
	Tsukuba Bank Ltd.	494,300	634,760
#	Yamagata Bank Ltd.	143,600	985,489
	Yamaguchi Financial Group, Inc.	1,237,672	6,517,904
	Yamanashi Chuo Bank Ltd.	162,526	1,113,127

TOTAL FINANCIALS			223,363,082

HEALTH CARE — (5.0%)
	Amvis Holdings, Inc.	35,600	688,165
	As One Corp.	74,500	3,176,858
	ASKA Pharmaceutical Holdings Co. Ltd.	141,700	1,115,346
	Astena Holdings Co. Ltd.	194,800	549,661
	BML, Inc.	147,600	3,336,562
#	Carenet, Inc.	130,800	1,198,656
	CE Holdings Co. Ltd.	9,500	30,925
# *	CellSource Co. Ltd.	21,100	622,331
	Charm Care Corp. KK	113,900	804,070
	CMIC Holdings Co. Ltd.	63,200	713,879
	Create Medic Co. Ltd.	38,700	226,083
#	Daiken Medical Co. Ltd.	112,400	347,729
	Daito Pharmaceutical Co. Ltd.	77,580	1,334,353
	Eiken Chemical Co. Ltd.	205,400	2,536,991
	Elan Corp.	208,600	1,602,058
	EM Systems Co. Ltd.	24,900	164,726
	FALCO HOLDINGS Co. Ltd.	53,300	633,837
	FINDEX, Inc.	94,500	392,145
	France Bed Holdings Co. Ltd.	158,600	991,617
	Fuji Pharma Co. Ltd.	97,600	702,755
	Fukuda Denshi Co. Ltd.	63,200	3,299,287
#	Fuso Pharmaceutical Industries Ltd.	42,600	590,589
	H.U. Group Holdings, Inc.	348,800	6,492,843
#	Hogy Medical Co. Ltd.	76,000	1,685,603
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	242,275
	I’rom Group Co. Ltd.	38,400	666,368
*	Japan Animal Referral Medical Center Co. Ltd.	7,400	94,655
*	Japan Hospice Holdings, Inc.	12,400	173,022
	Japan Lifeline Co. Ltd.	392,500	2,646,755
	Japan Medical Dynamic Marketing, Inc.	104,500	831,456
	Jeol Ltd.	21,000	768,457
	JMS Co. Ltd.	104,457	370,810
	Kaken Pharmaceutical Co. Ltd.	116,400	2,979,288
	Kanamic Network Co. Ltd.	139,700	582,786
	Kissei Pharmaceutical Co. Ltd.	175,800	3,105,392
	Koa Shoji Holdings Co. Ltd.	4,100	16,702
	KYORIN Holdings, Inc.	261,400	3,234,542
#	Linical Co. Ltd.	69,400	345,282
	Mani, Inc.	358,900	5,228,305
	Medical Data Vision Co. Ltd.	168,300	1,251,818
	Medikit Co. Ltd.	2,000	32,526
	Medius Holdings Co. Ltd.	68,500	334,399
# *	MedPeer, Inc.	84,200	865,354

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Menicon Co. Ltd.	267,900	$4,574,112
#	Mizuho Medy Co. Ltd.	22,400	471,202
	Mochida Pharmaceutical Co. Ltd.	56,798	1,307,918
	Nakanishi, Inc.	327,600	5,977,400
	Nihon Kohden Corp.	195,900	4,386,618
	Nippon Chemiphar Co. Ltd.	7,700	88,729
	Nipro Corp.	839,500	6,328,382
	Paramount Bed Holdings Co. Ltd.	254,000	4,521,662
*	PeptiDream, Inc.	143,700	1,572,123
	Rion Co. Ltd.	54,600	747,913
	Sawai Group Holdings Co. Ltd.	161,200	4,653,068
#	Seed Co. Ltd.	68,100	227,446
	Seikagaku Corp.	233,700	1,425,159
	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,459,207
	Ship Healthcare Holdings, Inc.	346,200	6,639,723
#	Shofu, Inc.	69,900	1,184,422
#	Software Service, Inc.	18,800	1,039,868
	Solasto Corp.	331,500	1,996,042
#	St-Care Holding Corp.	81,600	461,106
# *	SymBio Pharmaceuticals Ltd.	62,300	291,005
	Takara Bio, Inc.	150,900	1,765,467
	Techno Medica Co. Ltd.	14,700	161,147
	Toho Holdings Co. Ltd.	303,300	4,124,712
	Tokai Corp.	134,700	1,710,306
	Torii Pharmaceutical Co. Ltd.	89,800	1,822,203
#	Towa Pharmaceutical Co. Ltd.	173,300	2,608,497
#	Trans Genic, Inc.	51,100	108,912
	Tsumura & Co.	213,118	4,451,261
	Value HR Co. Ltd.	92,800	957,108
	Vital KSK Holdings, Inc.	262,800	1,321,670
# *	Wakamoto Pharmaceutical Co. Ltd.	85,300	128,286
#	WIN-Partners Co. Ltd.	106,100	691,603
	ZERIA Pharmaceutical Co. Ltd.	39,000	580,965

TOTAL HEALTH CARE			127,792,503

INDUSTRIALS — (28.2%)
	Advan Group Co. Ltd.	144,200	849,606
	Aeon Delight Co. Ltd.	107,400	2,146,691
	Aichi Corp.	223,100	1,184,592
	Aida Engineering Ltd.	310,500	1,803,983
	Airtech Japan Ltd.	2,000	15,065
	AIT Corp.	8,100	82,031
	Ajis Co. Ltd.	28,900	387,234
	Alconix Corp.	143,100	1,316,276
#	Alinco, Inc.	80,500	536,259
	Alps Logistics Co. Ltd.	110,100	811,786
#	Altech Corp.	101,970	1,375,764
	Anest Iwata Corp.	220,200	1,320,750
	Asahi Diamond Industrial Co. Ltd.	342,800	1,712,302
	Asahi Kogyosha Co. Ltd.	51,400	708,164
	Asanuma Corp.	84,200	1,549,052
#	Asukanet Co. Ltd.	31,200	206,738
#	AZ-COM MARUWA Holdings, Inc.	169,000	1,605,771
	Bando Chemical Industries Ltd.	210,500	1,495,825
#	Br Holdings Corp.	221,200	516,001
	Bunka Shutter Co. Ltd.	351,900	2,530,218
	Canare Electric Co. Ltd.	21,200	198,020
	Careerlink Co. Ltd.	21,900	356,091
	Central Glass Co. Ltd.	217,900	5,145,194

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Central Security Patrols Co. Ltd.	53,000	$913,611
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	798,859
*	Chiyoda Corp.	906,000	2,244,269
	Chiyoda Integre Co. Ltd.	67,900	1,045,981
	Chori Co. Ltd.	73,000	956,485
	Chudenko Corp.	187,800	2,592,100
#	Chugai Ro Co. Ltd.	37,600	395,433
#	Chuo Warehouse Co. Ltd.	21,000	130,077
	CKD Corp.	239,900	2,942,215
	CMC Corp.	30,200	228,805
	Cosel Co. Ltd.	146,800	841,110
	Creek & River Co. Ltd.	67,100	921,305
	CTI Engineering Co. Ltd.	70,300	1,380,634
	CTS Co. Ltd.	157,100	846,132
	Dai-Dan Co. Ltd.	89,200	1,272,397
#	Daido Kogyo Co. Ltd.	43,200	205,118
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	434,300
	Daihen Corp.	128,100	3,303,286
	Daiho Corp.	71,100	2,016,269
	Dai-Ichi Cutter Kogyo KK	46,300	377,214
	Daiichi Jitsugyo Co. Ltd.	52,000	1,365,530
#	Daiichi Kensetsu Corp.	35,200	343,208
	Daiki Axis Co. Ltd.	41,900	190,723
	Daiseki Co. Ltd.	290,755	8,984,172
#	Daiseki Eco. Solution Co. Ltd.	39,159	210,554
	Daisue Construction Co. Ltd.	48,200	374,969
	Daiwa Industries Ltd.	196,200	1,645,230
	Denyo Co. Ltd.	96,400	944,822
	Dip Corp.	198,900	5,568,555
	DMG Mori Co. Ltd.	731,800	8,468,845
	DMW Corp.	4,800	95,962
	Duskin Co. Ltd.	265,400	5,089,178
	Ebara Jitsugyo Co. Ltd.	64,800	948,350
#	Eidai Co. Ltd.	184,700	268,165
#	EJ Holdings, Inc.	30,100	263,371
	en Japan, Inc.	188,308	3,271,088
	Endo Lighting Corp.	56,300	284,770
#	Envipro Holdings, Inc.	34,400	173,270
#	ERI Holdings Co. Ltd.	14,100	98,940
	Escrow Agent Japan, Inc.	63,300	62,029
	EXEO Group, Inc.	270,800	3,967,640
	F&M Co. Ltd.	44,400	652,042
*	FDK Corp.	64,298	388,982
	Forum Engineering, Inc.	24,500	151,530
	Freund Corp.	75,600	356,618
	Frontier Management, Inc.	7,200	60,636
	Fudo Tetra Corp.	101,380	1,006,838
	Fuji Corp.	357,900	4,725,770
	Fuji Die Co. Ltd.	55,300	212,494
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	43,410
	Fujikura Ltd.	1,559,000	9,230,804
	Fujisash Co. Ltd.	573,900	262,469
	Fukuda Corp.	53,200	1,733,873
	Fukushima Galilei Co. Ltd.	82,400	2,266,031
	Fukuvi Chemical Industry Co. Ltd.	10,600	39,809
	Fukuyama Transporting Co. Ltd.	94,357	2,058,735
	FULLCAST Holdings Co. Ltd.	126,600	2,532,220
	Funai Soken Holdings, Inc.	241,570	4,306,066
	Furukawa Co. Ltd.	194,000	1,701,051

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Furukawa Electric Co. Ltd.	424,300	$6,546,029
	Futaba Corp.	208,200	842,449
#	Gakujo Co. Ltd.	5,600	54,149
	Gecoss Corp.	95,900	514,490
	Giken Ltd.	5,400	116,347
	Glory Ltd.	288,855	4,453,748
	gremz, Inc.	25,500	294,888
	GS Yuasa Corp.	393,683	5,993,468
	Hamakyorex Co. Ltd.	102,600	2,291,807
	Hanwa Co. Ltd.	172,200	4,164,477
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	53,856
#	Hazama Ando Corp.	1,162,500	6,737,422
	Helios Techno Holding Co. Ltd.	109,800	351,067
	Hibiya Engineering Ltd.	109,900	1,406,600
	Hirakawa Hewtech Corp.	70,800	516,020
#	Hirano Tecseed Co. Ltd.	59,400	699,421
#	Hirata Corp.	31,900	933,189
	Hisaka Works Ltd.	127,300	723,037
	Hitachi Zosen Corp.	1,041,679	6,005,282
	Hito Communications Holdings, Inc.	43,900	491,246
#	Hokuetsu Industries Co. Ltd.	139,500	1,049,824
#	Hokuriku Electrical Construction Co. Ltd.	89,040	406,020
	Hosokawa Micron Corp.	89,300	1,620,366
	Howa Machinery Ltd.	65,100	376,444
#	Ichikawa Co. Ltd.	1,000	8,813
#	Ichiken Co. Ltd.	33,600	405,687
#	Ichinen Holdings Co. Ltd.	125,100	1,071,182
	Idec Corp.	191,700	4,105,978
	Ihara Science Corp.	52,900	799,168
#	Iino Kaiun Kaisha Ltd.	513,400	2,555,042
#	Impact HD, Inc.	20,500	549,791
	Imura Envelope Co., Inc.	13,700	75,532
	Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512
#	Inaba Seisakusho Co. Ltd.	61,700	569,807
	Inabata & Co. Ltd.	287,700	4,753,205
	INFRONEER Holdings, Inc.	757,388	5,250,448
	Insource Co. Ltd.	147,650	2,981,420
	Inui Global Logistics Co. Ltd.	80,380	1,025,739
	IR Japan Holdings Ltd.	56,500	826,108
	Iseki & Co. Ltd.	116,500	962,537
	Ishii Iron Works Co. Ltd.	11,000	181,899
	Itoki Corp.	213,100	607,982
	Iwaki Co. Ltd.	56,100	532,631
	Iwasaki Electric Co. Ltd.	42,200	741,415
	JAC Recruitment Co. Ltd.	105,100	1,788,160
	Japan Elevator Service Holdings Co. Ltd.	366,800	4,326,577
#	Japan Foundation Engineering Co. Ltd.	122,400	343,891
	Japan Pulp & Paper Co. Ltd.	72,600	2,240,129
	Japan Steel Works Ltd.	146,500	3,025,000
	Japan Transcity Corp.	244,600	813,890
	JDC Corp.	73,700	284,323
	JK Holdings Co. Ltd.	92,940	680,648
#	Juki Corp.	174,000	853,958
	Kamei Corp.	148,700	1,106,719
	Kanaden Corp.	113,500	819,833
#	Kanagawa Chuo Kotsu Co. Ltd.	42,800	955,235
	Kaname Kogyo Co. Ltd.	1,300	6,683
#	Kanamoto Co. Ltd.	200,700	2,897,308
	Kandenko Co. Ltd.	621,700	3,494,540

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kanematsu Corp.	506,325	$5,009,720
	Katakura Industries Co. Ltd.	151,500	2,072,845
#	Kato Works Co. Ltd.	58,000	277,627
	Kawada Technologies, Inc.	32,300	786,690
	Kawagishi Bridge Works Co. Ltd.	8,700	159,195
#	Kawata Manufacturing Co. Ltd.	23,300	130,923
	Keihin Co. Ltd.	15,700	146,428
	KFC Ltd.	8,700	88,784
#	Kimura Chemical Plants Co. Ltd.	98,900	480,816
#	Kimura Unity Co. Ltd.	47,000	244,606
	King Jim Co. Ltd.	59,600	366,237
	Kinki Sharyo Co. Ltd.	299	1,896
	Kitagawa Corp.	50,300	425,316
	Kitano Construction Corp.	24,072	389,953
	Kitz Corp.	407,200	2,414,022
*	Kobe Electric Railway Co. Ltd.	37,299	813,081
	Koike Sanso Kogyo Co. Ltd.	13,400	180,150
	Kokuyo Co. Ltd.	449,525	5,575,684
	KOMAIHALTEC, Inc.	18,200	191,063
	Komatsu Wall Industry Co. Ltd.	49,300	605,752
	Komori Corp.	299,000	1,627,599
	Kondotec, Inc.	114,200	774,868
	Konoike Transport Co. Ltd.	174,500	1,836,376
#	Kosaido Holdings Co. Ltd.	124,800	1,273,748
	Kozo Keikaku Engineering, Inc.	22,000	420,306
#	KPP Group Holdings Co. Ltd.	87,100	475,493
	KRS Corp.	75,600	534,767
	Kumagai Gumi Co. Ltd.	227,800	3,851,023
	Kuroda Precision Industries Ltd.	700	8,239
	Kyodo Printing Co. Ltd.	45,800	777,068
#	Kyokuto Boeki Kaisha Ltd.	66,000	572,004
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	1,910,529
#	KYORITSU Co. Ltd.	151,200	116,855
	Kyudenko Corp.	207,400	4,399,039
	LIKE, Inc.	68,700	967,160
#	Link & Motivation, Inc.	252,500	1,524,342
	Lonseal Corp.	2,900	23,149
*	LTS, Inc.	2,100	43,703
	Mabuchi Motor Co. Ltd.	249,034	6,757,392
#	Maezawa Industries, Inc.	49,000	198,975
#	Maezawa Kasei Industries Co. Ltd.	84,000	754,965
	Maezawa Kyuso Industries Co. Ltd.	122,700	756,248
	Makino Milling Machine Co. Ltd.	148,300	4,582,257
#	Management Solutions Co. Ltd.	51,700	1,019,088
	Marufuji Sheet Piling Co. Ltd.	11,800	152,432
	MARUKA FURUSATO Corp.	45,807	1,138,117
#	Marumae Co. Ltd.	31,900	381,849
#	Maruyama Manufacturing Co., Inc.	18,800	180,034
	Maruzen Co. Ltd.	65,800	791,292
	Maruzen Showa Unyu Co. Ltd.	80,600	1,644,883
#	Matching Service Japan Co. Ltd.	52,000	284,553
	Matsuda Sangyo Co. Ltd.	79,782	1,190,207
#	Matsui Construction Co. Ltd.	125,500	475,699
	Max Co. Ltd.	163,000	2,323,037
	Meidensha Corp.	222,710	2,962,999
	Meiho Facility Works Ltd.	36,100	163,415
	Meiji Electric Industries Co. Ltd.	52,500	367,944
#	Meiji Shipping Co. Ltd.	94,000	486,187
	Meisei Industrial Co. Ltd.	222,200	1,053,693

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meitec Corp.	484,000	$8,152,392
# *	Meiwa Corp.	145,600	715,476
# *	MetaReal Corp.	22,800	162,583
	METAWATER Co. Ltd.	114,300	1,462,752
#	Midac Holdings Co. Ltd.	28,600	710,687
#	Mie Kotsu Group Holdings, Inc.	346,700	1,199,250
	Mirai Industry Co. Ltd.	4,600	46,633
	Mirait One Corp.	577,635	5,550,860
	Mitani Corp.	294,600	2,930,934
	Mitani Sangyo Co. Ltd.	145,000	292,626
#	Mitsubishi Kakoki Kaisha Ltd.	39,000	561,699
	Mitsubishi Logisnext Co. Ltd.	186,600	961,659
	Mitsubishi Logistics Corp.	97,000	2,128,508
	Mitsubishi Pencil Co. Ltd.	132,100	1,285,723
	Mitsuboshi Belting Ltd.	150,300	3,197,218
*	Mitsui E&S Holdings Co. Ltd.	298,581	837,703
#	Mitsui Matsushima Holdings Co. Ltd.	74,400	1,199,178
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,676,659
	Miyaji Engineering Group, Inc.	37,517	827,261
	Mori-Gumi Co. Ltd.	69,500	136,959
	Morita Holdings Corp.	209,700	1,798,398
#	NAC Co. Ltd.	61,300	383,319
	Nachi-Fujikoshi Corp.	89,900	2,355,080
	Nadex Co. Ltd.	40,600	208,440
	Nagase & Co. Ltd.	584,600	7,964,771
	Naigai Trans Line Ltd.	41,700	576,957
	Nakabayashi Co. Ltd.	113,400	404,195
	Nakakita Seisakusho Co. Ltd.	3,700	50,602
	Nakamoto Packs Co. Ltd.	33,300	333,095
*	Nakamura Choukou Co. Ltd.	6,600	26,109
	Nakanishi Manufacturing Co. Ltd.	5,700	59,374
#	Nakano Corp.	107,000	218,447
# *	Namura Shipbuilding Co. Ltd.	268,528	985,454
	Nankai Electric Railway Co. Ltd.	85,900	1,737,700
	Narasaki Sangyo Co. Ltd.	25,400	288,961
	Nice Corp.	32,100	288,556
	Nichias Corp.	382,800	5,905,869
#	Nichiban Co. Ltd.	68,100	777,790
	Nichiden Corp.	97,100	1,147,874
	Nichiha Corp.	163,980	3,105,207
	Nichireki Co. Ltd.	153,000	1,342,850
	Nihon Dengi Co. Ltd.	30,800	597,025
	Nihon Flush Co. Ltd.	122,000	793,741
	Nikkiso Co. Ltd.	307,500	2,049,150
#	Nikko Co. Ltd.	168,400	691,554
	Nikkon Holdings Co. Ltd.	377,400	5,895,645
	Nippi, Inc.	11,900	276,371
#	Nippon Air Conditioning Services Co. Ltd.	187,100	915,052
	Nippon Aqua Co. Ltd.	55,400	273,380
	Nippon Carbon Co. Ltd.	66,200	1,873,960
	Nippon Concept Corp.	39,500	459,302
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,512,855
	Nippon Dry-Chemical Co. Ltd.	11,300	107,593
	Nippon Filcon Co. Ltd.	15,700	47,846
	Nippon Hume Corp.	137,300	566,441
	Nippon Koei Co. Ltd.	74,200	1,660,002
#	Nippon Parking Development Co. Ltd.	1,330,600	2,309,812
	Nippon Rietec Co. Ltd.	26,400	133,344
	Nippon Road Co. Ltd.	20,400	839,601

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Seisen Co. Ltd.	14,800	$414,430
	Nippon Sharyo Ltd.	40,999	546,016
*	Nippon Sheet Glass Co. Ltd.	425,600	1,587,319
	Nippon Steel Trading Corp.	96,960	3,336,100
	Nippon Thompson Co. Ltd.	346,400	1,235,466
	Nippon Tungsten Co. Ltd.	6,699	108,258
#	Nishimatsu Construction Co. Ltd.	313,800	7,640,054
	Nishi-Nippon Railroad Co. Ltd.	244,600	4,797,523
	Nishio Rent All Co. Ltd.	123,800	2,489,156
	Nissei ASB Machine Co. Ltd.	51,100	1,274,417
	Nissei Plastic Industrial Co. Ltd.	105,100	676,996
	Nisshinbo Holdings, Inc.	911,180	6,316,101
	Nissin Corp.	92,500	1,196,965
	Nissin Electric Co. Ltd.	323,700	3,004,613
	Nisso Corp.	69,000	261,542
	Nitta Corp.	126,200	2,448,744
	Nitto Boseki Co. Ltd.	72,600	1,076,076
	Nitto Kogyo Corp.	169,300	2,801,962
	Nitto Kohki Co. Ltd.	69,900	740,827
	Nitto Seiko Co. Ltd.	186,200	646,747
	Nittoc Construction Co. Ltd.	121,600	716,131
	NJS Co. Ltd.	36,800	512,918
	Noda Corp.	118,500	986,841
	Nomura Co. Ltd.	61,400	448,489
#	Nomura Micro Science Co. Ltd.	39,900	999,761
	Noritake Co. Ltd.	58,900	1,635,100
	Noritsu Koki Co. Ltd.	118,900	2,140,483
	Noritz Corp.	175,100	1,797,319
#	NS Tool Co. Ltd.	105,300	816,579
#	NS United Kaiun Kaisha Ltd.	59,600	1,483,340
	NTN Corp.	2,686,900	4,783,020
#	Obara Group, Inc.	73,700	1,709,048
#	Ochi Holdings Co. Ltd.	8,900	71,791
	Odawara Engineering Co. Ltd.	9,900	101,151
	Ohba Co. Ltd.	76,500	351,008
	Ohmoto Gumi Co. Ltd.	4,100	165,426
	Oiles Corp.	143,970	1,446,659
	Okabe Co. Ltd.	233,200	1,102,530
	Okada Aiyon Corp.	42,800	413,360
	Okamoto Machine Tool Works Ltd.	25,299	803,711
	Okamura Corp.	374,000	3,442,741
	OKUMA Corp.	150,100	5,024,552
	Okumura Corp.	187,880	3,552,776
	Onoken Co. Ltd.	107,500	1,039,655
	Organo Corp.	168,400	2,905,489
	Oriental Consultants Holdings Co. Ltd.	6,100	106,955
	Oriental Shiraishi Corp.	754,400	1,358,990
#	Origin Co. Ltd.	24,900	217,236
	OSG Corp.	526,900	6,698,620
	Outsourcing, Inc.	731,600	5,699,249
	Oyo Corp.	126,400	1,918,971
#	Paraca, Inc.	35,900	459,991
	Parker Corp.	34,000	112,790
#	Pasco Corp.	11,200	96,976
	Pasona Group, Inc.	143,100	1,968,420
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	814,580
	Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395
	People Dreams & Technologies Group Co. Ltd.	23,700	430,931
	Pilot Corp.	128,200	4,984,322

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Prestige International, Inc.	650,300	$3,141,019
	Pronexus, Inc.	104,900	675,811
	PS Mitsubishi Construction Co. Ltd.	203,300	841,978
	Punch Industry Co. Ltd.	88,700	239,575
	Quick Co. Ltd.	77,000	1,000,847
	Raito Kogyo Co. Ltd.	287,200	3,917,848
	Raiznext Corp.	271,700	2,275,738
#	Rasa Corp.	63,200	424,363
	Rheon Automatic Machinery Co. Ltd.	120,500	943,271
#	Rix Corp.	17,300	242,328
	Ryobi Ltd.	154,540	1,370,104
#	S LINE Co. Ltd.	23,800	126,255
	Sakai Heavy Industries Ltd.	23,300	468,173
	Sakai Moving Service Co. Ltd.	71,800	2,269,503
# *	Sanix, Inc.	16,900	25,993
	Sanki Engineering Co. Ltd.	270,600	2,929,221
	Sanko Gosei Ltd.	134,300	420,921
	Sanko Metal Industrial Co. Ltd.	16,200	314,209
#	Sankyo Tateyama, Inc.	174,274	636,624
	Sankyu, Inc.	189,600	5,653,246
	Sansei Technologies, Inc.	64,500	329,642
	Sansha Electric Manufacturing Co. Ltd.	62,600	380,207
	Sanyo Denki Co. Ltd.	53,600	1,961,995
	Sanyo Engineering & Construction, Inc.	60,200	252,434
	Sanyo Industries Ltd.	9,900	106,610
	Sanyo Trading Co. Ltd.	138,600	966,967
#	Sata Construction Co. Ltd.	86,199	234,544
	Sato Holdings Corp.	177,900	2,194,616
	Sato Shoji Corp.	86,800	673,044
	SBS Holdings, Inc.	119,400	2,324,819
#	SEC Carbon Ltd.	10,900	502,953
	Seibu Electric & Machinery Co. Ltd.	10,300	102,754
	Seika Corp.	56,700	623,571
#	Seikitokyu Kogyo Co. Ltd.	185,330	1,020,196
	Seiko Electric Co. Ltd.	4,900	31,853
	Seino Holdings Co. Ltd.	396,900	3,049,703
	Sekisui Jushi Corp.	197,500	2,261,455
	Senko Group Holdings Co. Ltd.	704,600	4,706,661
#	Senshu Electric Co. Ltd.	59,600	1,079,804
	Shibaura Machine Co. Ltd.	130,900	2,541,074
	Shibusawa Warehouse Co. Ltd.	59,200	815,012
	Shibuya Corp.	93,700	1,617,143
	Shima Seiki Manufacturing Ltd.	169,000	2,357,841
#	Shimojima Co. Ltd.	48,800	344,922
	Shin Maint Holdings Co. Ltd.	14,600	125,415
	Shin Nippon Air Technologies Co. Ltd.	85,480	1,091,162
#	Shinki Bus Co. Ltd.	1,900	43,120
	Shinmaywa Industries Ltd.	367,000	2,502,819
	Shinnihon Corp.	164,700	801,514
	Shinsho Corp.	31,100	835,292
	Shinwa Co. Ltd.	62,300	833,478
	Shinwa Co. Ltd.	24,800	132,282
#	SIGMAXYZ Holdings, Inc.	220,000	1,766,989
	Sinfonia Technology Co. Ltd.	137,100	1,247,318
	Sinko Industries Ltd.	124,500	1,296,374
	Sintokogio Ltd.	273,000	1,260,572
	SMS Co. Ltd.	199,000	4,565,230
#	Soda Nikka Co. Ltd.	105,700	401,722
	Sodick Co. Ltd.	286,600	1,489,569

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sotetsu Holdings, Inc.	145,600	$2,204,991
#	Space Co. Ltd.	96,562	570,156
	S-Pool, Inc.	410,600	2,621,976
	Star Micronics Co. Ltd.	217,000	2,485,741
#	Studio Alice Co. Ltd.	56,600	790,285
	Subaru Enterprise Co. Ltd.	6,300	355,395
#	Sugimoto & Co. Ltd.	61,600	808,128
#	Sumiseki Holdings, Inc.	320,200	449,852
	Sumitomo Densetsu Co. Ltd.	110,600	1,945,707
	Sumitomo Mitsui Construction Co. Ltd.	976,140	2,867,603
#	Sumitomo Precision Products Co. Ltd.	17,284	287,658
	Sumitomo Warehouse Co. Ltd.	350,900	4,762,665
	Suzumo Machinery Co. Ltd.	4,400	29,192
	SWCC Showa Holdings Co. Ltd.	154,100	1,851,183
#	Tacmina Corp.	14,700	116,506
	Tadano Ltd.	694,500	4,245,262
	Taihei Dengyo Kaisha Ltd.	91,000	2,008,633
#	Taiheiyo Kouhatsu, Inc.	43,500	198,126
	Taikisha Ltd.	161,000	3,798,621
	Taisei Oncho Co. Ltd.	14,900	184,359
	Takamatsu Construction Group Co. Ltd.	103,300	1,347,045
	Takamatsu Machinery Co. Ltd.	34,000	132,110
	Takamiya Co. Ltd.	137,800	377,156
	Takano Co. Ltd.	50,700	223,268
	Takaoka Toko Co. Ltd.	65,620	809,895
#	Takara & Co. Ltd.	47,155	684,742
	Takara Standard Co. Ltd.	202,100	1,735,407
	Takasago Thermal Engineering Co. Ltd.	297,900	3,623,971
	Takashima & Co. Ltd.	25,200	452,228
	Takeuchi Manufacturing Co. Ltd.	225,200	4,541,602
	Takigami Steel Construction Co. Ltd.	5,300	256,196
#	Takisawa Machine Tool Co. Ltd.	36,300	260,108
	Takuma Co. Ltd.	179,900	1,493,576
	Tanabe Consulting Group Co. Ltd.	2,400	9,962
	Tanabe Engineering Corp.	39,500	239,381
	Tanseisha Co. Ltd.	249,249	1,343,406
	Tatsuta Electric Wire & Cable Co. Ltd.	241,100	713,406
	TECHNO ASSOCIE Co. Ltd.	50,100	353,359
	Techno Ryowa Ltd.	68,690	404,034
	Techno Smart Corp.	49,500	405,312
	Teikoku Electric Manufacturing Co. Ltd.	108,100	1,437,818
	Teikoku Sen-I Co. Ltd.	113,000	1,210,413
	Tekken Corp.	83,400	988,900
	Tenox Corp.	2,800	16,945
	Teraoka Seisakusho Co. Ltd.	51,000	109,697
	Terasaki Electric Co. Ltd.	25,500	161,829
#	Tess Holdings Co. Ltd.	29,200	200,126
	Toa Corp.	93,100	1,522,129
	TOA ROAD Corp.	25,500	1,031,603
	Toba, Inc.	9,800	179,666
	Tobishima Corp.	120,270	839,055
	Tocalo Co. Ltd.	383,600	3,064,814
	Toda Corp.	752,400	3,760,691
	Toenec Corp.	54,000	1,276,473
	Togami Electric Manufacturing Co. Ltd.	17,800	204,060
	TOKAI Holdings Corp.	645,200	3,853,322
	Tokai Lease Co. Ltd.	18,800	181,512
	Tokyo Energy & Systems, Inc.	144,700	899,147
	Tokyo Keiki, Inc.	71,022	610,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tokyo Sangyo Co. Ltd.	126,500	$687,822
	Tokyu Construction Co. Ltd.	535,700	2,248,165
	Toli Corp.	282,400	379,706
	Tomoe Corp.	155,100	365,758
#	Tomoe Engineering Co. Ltd.	47,900	760,986
	Tonami Holdings Co. Ltd.	37,500	889,273
	Torishima Pump Manufacturing Co. Ltd.	120,300	1,042,145
	Totech Corp.	49,200	1,156,030
	Totetsu Kogyo Co. Ltd.	156,200	2,593,126
#	Totoku Electric Co. Ltd.	17,700	261,840
	Toyo Construction Co. Ltd.	492,600	2,976,455
	Toyo Denki Seizo KK	22,850	130,681
# *	Toyo Engineering Corp.	194,378	764,599
	Toyo Logistics Co. Ltd.	85,100	147,680
	Toyo Machinery & Metal Co. Ltd.	100,000	349,009
	Toyo Tanso Co. Ltd.	80,600	2,017,110
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	182,938
	Trancom Co. Ltd.	48,200	2,469,638
	TRE Holdings Corp.	57,612	621,366
	Trinity Industrial Corp.	36,000	162,038
	Trusco Nakayama Corp.	231,800	3,104,859
	Tsubaki Nakashima Co. Ltd.	261,300	2,164,612
	Tsubakimoto Chain Co.	164,740	3,527,042
	Tsubakimoto Kogyo Co. Ltd.	28,400	729,979
	Tsugami Corp.	279,800	2,095,476
	Tsukishima Kikai Co. Ltd.	165,000	1,118,578
	Tsurumi Manufacturing Co. Ltd.	117,500	1,745,667
#	Ueki Corp.	60,800	503,837
#	Union Tool Co.	46,900	1,129,028
	Ushio, Inc.	622,400	6,463,241
	UT Group Co. Ltd.	183,200	2,986,375
	Waida Manufacturing Co. Ltd.	800	5,004
	Wakachiku Construction Co. Ltd.	76,000	1,283,013
	Wakita & Co. Ltd.	220,000	1,736,766
#	WDB Holdings Co. Ltd.	64,600	1,114,126
	Weathernews, Inc.	36,200	1,885,412
	Welbe, Inc.	59,100	378,906
	Will Group, Inc.	98,000	938,231
#	World Holdings Co. Ltd.	50,700	889,243
	Yahagi Construction Co. Ltd.	172,600	870,086
	YAMABIKO Corp.	219,428	1,689,654
	YAMADA Consulting Group Co. Ltd.	64,900	531,708
	Yamashina Corp.	245,700	107,345
	Yamashin-Filter Corp.	30,600	85,482
	Yamato Corp.	108,400	487,299
#	Yamaura Corp.	12,700	84,513
	Yamazen Corp.	362,500	2,253,691
	Yasuda Logistics Corp.	99,100	611,974
	Yokogawa Bridge Holdings Corp.	203,700	2,707,094
	Yondenko Corp.	54,120	658,300
	Yuasa Trading Co. Ltd.	106,400	2,648,335
	Yuken Kogyo Co. Ltd.	20,000	234,858
	Yurtec Corp.	257,400	1,232,008
	Yushin Precision Equipment Co. Ltd.	29,800	140,836
	Zaoh Co. Ltd.	25,900	285,730
	Zenitaka Corp.	19,200	363,301
	Zuiko Corp.	94,600	425,975

TOTAL INDUSTRIALS			720,093,537

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (15.3%)
#	A&D HOLON Holdings Co. Ltd.	129,500	$797,049
*	Access Co. Ltd.	155,800	822,226
#	Ad-sol Nissin Corp.	47,200	484,122
	Adtec Plasma Technology Co. Ltd.	25,000	260,300
*	Advanced Media, Inc.	40,600	266,606
#	AGS Corp.	13,000	53,695
	Ai Holdings Corp.	244,900	3,625,125
	Aichi Tokei Denki Co. Ltd.	53,600	468,017
	Aiphone Co. Ltd.	66,800	898,920
# *	Allied Telesis Holdings KK	191,200	118,234
	Alpha Systems, Inc.	29,220	843,389
	Alps Alpine Co. Ltd.	788,800	6,776,241
	Amano Corp.	291,800	4,993,395
	Anritsu Corp.	849,300	8,548,093
	AOI Electronics Co. Ltd.	27,700	358,540
	Argo Graphics, Inc.	105,300	2,742,401
	Arisawa Manufacturing Co. Ltd.	210,800	1,780,553
	Artiza Networks, Inc.	14,900	104,008
	Asahi Intelligence Service Co. Ltd.	1,300	9,543
	Ascentech KK	21,700	73,280
#	Asteria Corp.	76,600	419,784
#	Atled Corp.	15,700	161,476
	Aval Data Corp.	3,200	52,808
#	Avant Group Corp.	127,700	1,266,705
	Axell Corp.	23,100	196,809
	Base Co. Ltd.	15,600	447,857
	Bell System24 Holdings, Inc.	218,600	2,030,603
*	BrainPad, Inc.	87,600	532,471
	Broadband Tower, Inc.	116,500	135,290
	Broadleaf Co. Ltd.	300,300	1,100,160
	Business Brain Showa-Ota, Inc.	39,600	399,718
#	Business Engineering Corp.	4,400	61,432
	CAC Holdings Corp.	75,200	760,407
	Canon Electronics, Inc.	125,200	1,321,970
#	CDS Co. Ltd.	15,500	189,335
	Celsys, Inc.	206,000	1,089,049
#	Change, Inc.	90,200	1,204,884
	Chino Corp.	45,000	518,578
	Citizen Watch Co. Ltd.	1,669,800	7,012,673
	CMK Corp.	278,600	1,002,777
	Computer Engineering & Consulting Ltd.	170,100	1,783,297
#	Computer Institute of Japan Ltd.	113,639	626,460
	Comture Corp.	143,900	2,341,277
	CONEXIO Corp.	98,700	755,423
	Core Corp.	45,800	455,180
#	Cresco Ltd.	86,500	1,006,697
#	Cross Cat Co. Ltd.	8,200	79,537
#	Cube System, Inc.	60,600	407,163
	Cyber Com Co. Ltd.	10,600	102,807
	Cyberlinks Co. Ltd.	32,400	287,383
	Cybernet Systems Co. Ltd.	6,500	45,740
	Cybozu, Inc.	150,100	1,917,683
	Daiko Denshi Tsushin Ltd.	23,100	73,631
#	Daishinku Corp.	160,896	1,002,762
	Daitron Co. Ltd.	55,600	794,275
	Daiwabo Holdings Co. Ltd.	581,600	7,504,581
	Dawn Corp.	4,000	50,156
#	Densan System Holdings Co. Ltd.	43,600	689,528
	Dexerials Corp.	345,400	8,044,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Arts, Inc.	75,200	$3,160,207
	Digital Garage, Inc.	168,200	4,027,495
#	Digital Hearts Holdings Co. Ltd.	74,800	1,025,407
	Digital Information Technologies Corp.	61,700	725,684
	DKK Co. Ltd.	63,400	1,021,897
#	DKK-Toa Corp.	31,400	180,891
	Double Standard, Inc.	42,500	749,187
	DTS Corp.	254,000	6,038,755
	Ebase Co. Ltd.	125,600	464,521
# *	E-Guardian, Inc.	62,600	1,279,105
	Eizo Corp.	100,300	2,439,949
	Elecom Co. Ltd.	256,300	2,374,323
	Elematec Corp.	118,242	1,232,490
	Enomoto Co. Ltd.	30,200	362,824
	Enplas Corp.	48,600	1,327,884
	ESPEC Corp.	117,700	1,509,342
	Fenwal Controls of Japan Ltd.	20,500	193,041
	Ferrotec Holdings Corp.	237,000	4,015,993
	Fixstars Corp.	105,300	795,723
	Focus Systems Corp.	53,700	364,514
#	Forval Corp.	51,100	322,612
	FTGroup Co. Ltd.	51,000	289,489
	Fuji Soft, Inc.	61,000	3,318,540
	Fukui Computer Holdings, Inc.	58,900	1,375,125
	Furuno Electric Co. Ltd.	157,500	1,135,861
#	Furuya Metal Co. Ltd.	16,500	885,058
	Future Corp.	296,700	3,329,714
	Future Innovation Group, Inc.	11,900	31,413
#	Gig Works, Inc.	34,700	73,494
#	GL Sciences, Inc.	44,500	660,934
#	Glosel Co. Ltd.	113,200	316,259
#	GMO Financial Gate, Inc.	6,800	634,544
	GMO GlobalSign Holdings KK	33,800	1,050,657
#	GMO Pepabo, Inc.	7,300	98,712
	Hagiwara Electric Holdings Co. Ltd.	48,300	733,075
#	Hakuto Co. Ltd.	84,900	2,187,068
# *	Hennge KK	13,200	93,127
	Himacs Ltd.	960	9,492
	Hioki EE Corp.	63,000	3,007,169
	Hochiki Corp.	91,500	876,933
	Hokuriku Electric Industry Co. Ltd.	21,839	154,484
	Horiba Ltd.	92,500	3,795,042
	Hosiden Corp.	320,100	3,376,367
# *	Hotto Link, Inc.	55,800	146,177
#	HPC Systems, Inc.	17,700	242,056
	Icom, Inc.	54,900	922,934
	ID Holdings Corp.	79,450	484,207
	I’ll, Inc.	28,500	354,646
	Ines Corp.	125,400	1,275,718
#	I-Net Corp.	76,490	687,238
	Infomart Corp.	761,600	2,463,794
	Information Services International-Dentsu Ltd.	80,000	2,446,775
	Innotech Corp.	96,100	810,917
	Intelligent Wave, Inc.	50,500	281,845
	Inter Action Corp.	58,500	559,511
	I-PEX, Inc.	72,100	620,165
	Iriso Electronics Co. Ltd.	131,700	3,815,611
	ISB Corp.	51,700	454,495
*	ITbook Holdings Co. Ltd.	72,300	199,196

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Itfor, Inc.	172,600	$889,505
#	Iwatsu Electric Co. Ltd.	53,100	268,412
	Japan Aviation Electronics Industry Ltd.	303,200	4,718,969
	Japan Cash Machine Co. Ltd.	141,800	662,469
	Japan Electronic Materials Corp.	61,600	597,540
	Japan Material Co. Ltd.	434,600	5,721,773
	Japan System Techniques Co. Ltd.	30,400	307,068
	Jastec Co. Ltd.	72,900	630,468
#	JBCC Holdings, Inc.	92,300	1,203,324
	JFE Systems, Inc.	10,000	150,149
# *	JIG-SAW, Inc.	18,500	546,502
	Justsystems Corp.	125,000	2,629,073
	Kaga Electronics Co. Ltd.	109,300	3,239,303
	Kanematsu Electronics Ltd.	78,100	2,320,130
*	Kaonavi, Inc.	2,800	48,089
	KEL Corp.	27,900	303,063
	Koa Corp.	195,100	2,809,910
	Konica Minolta, Inc.	2,014,100	6,136,873
	KSK Co. Ltd.	3,000	44,103
#	Kyoden Co. Ltd.	116,100	426,143
	Kyosan Electric Manufacturing Co. Ltd.	257,600	694,140
	Kyowa Electronic Instruments Co. Ltd.	129,800	289,601
#	LAC Co. Ltd.	100,100	526,901
	Macnica Holdings, Inc.	335,450	6,709,361
#	Marubun Corp.	108,900	630,445
	Maruwa Co. Ltd.	57,700	6,779,271
	Maxell Ltd.	300,200	2,490,441
	MCJ Co. Ltd.	430,200	2,716,869
	Megachips Corp.	111,500	1,908,583
	Meiko Electronics Co. Ltd.	131,900	2,338,271
#	Melco Holdings, Inc.	35,600	747,880
*	Metaps, Inc.	2,500	9,672
	Micronics Japan Co. Ltd.	148,500	1,372,842
	MIMAKI ENGINEERING Co. Ltd.	113,200	559,164
	Mimasu Semiconductor Industry Co. Ltd.	110,981	1,716,236
	Miraial Co. Ltd.	42,100	448,331
	Miroku Jyoho Service Co. Ltd.	112,800	1,132,354
	Mitachi Co. Ltd.	7,900	50,159
	Mitsubishi Research Institute, Inc.	50,700	1,770,820
	m-up Holdings, Inc.	178,500	1,884,010
#	Mutoh Holdings Co. Ltd.	9,300	113,086
	Nagano Keiki Co. Ltd.	86,800	633,526
	Naigai Tec Corp.	7,900	132,096
	Nakayo, Inc.	22,900	163,512
	NEC Networks & System Integration Corp.	160,608	1,721,082
	NET One Systems Co. Ltd.	383,900	7,884,792
	NF Holdings Corp.	18,200	115,912
	Nichicon Corp.	308,300	2,902,293
	Nihon Dempa Kogyo Co. Ltd.	108,100	1,185,286
	Nihon Denkei Co. Ltd.	43,300	414,893
	Nippon Ceramic Co. Ltd.	8,900	154,637
*	Nippon Chemi-Con Corp.	120,900	1,520,554
#	Nippon Computer Dynamics Co. Ltd.	36,200	168,742
# *	Nippon Denkai Ltd.	1,200	23,023
	Nippon Electric Glass Co. Ltd.	338,236	5,856,755
#	Nippon Information Development Co. Ltd.	12,600	136,244
#	Nippon Kodoshi Corp.	51,600	729,263
	Nippon Signal Company Ltd.	290,400	1,968,387
	Nissha Co. Ltd.	242,900	2,859,753

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nohmi Bosai Ltd.	145,100	$1,565,219
	NSD Co. Ltd.	489,360	8,362,456
	NSW, Inc.	48,600	694,351
#	Ohara, Inc.	48,700	396,399
#	Ohizumi Mfg. Co. Ltd.	7,001	40,625
	Oki Electric Industry Co. Ltd.	519,356	2,574,653
*	ONO Sokki Co. Ltd.	25,600	64,344
	Optex Group Co. Ltd.	174,820	2,406,716
*	Optim Corp.	86,500	524,687
	Optorun Co. Ltd.	110,300	1,566,218
	Oro Co. Ltd.	37,200	418,940
	Osaki Electric Co. Ltd.	281,800	988,140
#	Oval Corp.	35,600	108,552
*	Oxide Corp.	3,200	131,299
#	PCA Corp.	40,900	313,669
	PCI Holdings, Inc.	45,300	315,956
	Pole To Win Holdings, Inc.	201,400	1,281,396
#	Pro-Ship, Inc.	51,100	521,627
	Relia, Inc.	244,300	1,639,399
	Restar Holdings Corp.	111,400	1,579,928
*	Ricksoft Co. Ltd.	2,000	24,428
#	Riken Keiki Co. Ltd.	88,700	2,438,857
	Riso Kagaku Corp.	68,700	1,091,246
#	River Eletec Corp.	35,300	243,995
	Roland DG Corp.	82,600	1,770,517
	Rorze Corp.	68,500	3,442,220
	RS Technologies Co. Ltd.	13,400	664,558
	Ryoden Corp.	94,800	1,057,813
	Ryosan Co. Ltd.	130,000	2,298,926
	Saison Information Systems Co. Ltd.	27,400	325,362
	Sakura Internet, Inc.	131,700	468,624
	Sanken Electric Co. Ltd.	103,000	3,528,190
	Sanshin Electronics Co. Ltd.	75,000	971,280
	Santec Corp.	3,600	73,093
#	Satori Electric Co. Ltd.	75,680	666,401
	Saxa Holdings, Inc.	30,600	256,533
#	SB Technology Corp.	64,400	936,870
#	Scala, Inc.	102,100	509,699
	Seikoh Giken Co. Ltd.	23,900	252,988
#	SEMITEC Corp.	8,000	501,353
	SERAKU Co. Ltd.	21,300	172,160
#	Shibaura Electronics Co. Ltd.	45,000	1,412,687
	Shibaura Mechatronics Corp.	23,100	1,516,463
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,128,630
	Shinko Shoji Co. Ltd.	236,000	1,576,910
#	Shizuki Electric Co., Inc.	121,600	397,507
	Showa Shinku Co. Ltd.	24,400	233,245
#	Sigma Koki Co. Ltd.	28,900	289,300
	Siix Corp.	188,000	1,449,454
	SK-Electronics Co. Ltd.	49,000	413,419
# *	Smaregi, Inc.	6,500	62,325
	SMK Corp.	27,599	491,155
	Softcreate Holdings Corp.	48,200	1,095,999
	Soliton Systems KK	54,100	385,344
	Solxyz Co. Ltd.	41,000	102,478
# *	Speee, Inc.	3,600	60,971
	SRA Holdings	70,400	1,518,767
	Sumida Corp.	158,549	1,048,720
# *	Sun*, Inc.	19,500	117,864

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Sun-Wa Technos Corp.	75,500	$760,475
	Suzuden Corp.	800	12,770
	Suzuki Co. Ltd.	73,200	435,476
	System D, Inc.	1,100	11,006
	System Information Co. Ltd.	57,600	384,347
	System Research Co. Ltd.	29,800	403,106
	System Support, Inc.	20,700	200,163
	Systems Engineering Consultants Co. Ltd.	6,600	99,654
	Systena Corp.	1,578,800	4,425,184
	Tachibana Eletech Co. Ltd.	103,460	1,148,649
#	Takachiho Koheki Co. Ltd.	40,900	563,145
#	TAKEBISHI Corp.	52,200	538,241
	Tamura Corp.	444,000	2,208,583
	Tazmo Co. Ltd.	3,500	36,669
	TDC Soft, Inc.	93,400	801,493
	TechMatrix Corp.	244,300	2,774,675
	Techno Horizon Co. Ltd.	61,800	211,913
	Tecnos Japan, Inc.	46,100	139,571
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	521,305
# *	Terilogy Co. Ltd.	20,900	47,367
	TESEC Corp.	22,600	361,933
	TKC Corp.	185,800	4,742,901
	Tobila Systems, Inc.	1,600	10,453
	Toho System Science Co. Ltd.	2,700	17,529
	Tokyo Electron Device Ltd.	44,400	2,095,177
	Tokyo Seimitsu Co. Ltd.	248,700	7,479,548
	Tomen Devices Corp.	17,800	623,311
	Topcon Corp.	676,700	7,401,971
#	Torex Semiconductor Ltd.	52,900	1,033,374
	Toshiba TEC Corp.	107,200	2,775,331
	Toukei Computer Co. Ltd.	6,810	272,043
#	Towa Corp.	136,200	1,643,733
	Toyo Corp.	149,600	1,305,839
	Transcosmos, Inc.	115,700	2,659,856
#	Tri Chemical Laboratories, Inc.	154,500	2,310,426
	Tsuzuki Denki Co. Ltd.	42,800	387,008
	Ubicom Holdings, Inc.	30,800	501,690
	Uchida Yoko Co. Ltd.	46,900	1,430,809
	ULS Group, Inc.	13,300	280,225
	Ulvac, Inc.	225,700	8,897,322
#	UNITED, Inc.	24,200	212,191
	User Local, Inc.	9,200	99,479
	V Technology Co. Ltd.	56,900	1,070,238
#	VINX Corp.	25,600	272,990
	Wacom Co. Ltd.	980,900	4,256,399
#	Wellnet Corp.	54,900	236,403
#	WILLs, Inc.	34,200	152,013
	WingArc1st, Inc.	1,400	22,454
#	YAC Holdings Co. Ltd.	59,500	513,122
	Yamaichi Electronics Co. Ltd.	146,000	2,096,711
#	Yashima Denki Co. Ltd.	119,500	815,486
	YE DIGITAL Corp.	14,400	39,001
	Yokowo Co. Ltd.	111,075	1,513,972

TOTAL INFORMATION TECHNOLOGY			389,564,150

MATERIALS — (12.1%)
	Achilles Corp.	80,500	742,495
	ADEKA Corp.	508,800	7,606,774
	Agro-Kanesho Co. Ltd.	2,300	20,932

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Aica Kogyo Co. Ltd.	179,900	$3,866,512
	Aichi Steel Corp.	65,365	914,118
	Arakawa Chemical Industries Ltd.	106,400	676,783
	Araya Industrial Co. Ltd.	21,400	272,907
	Asahi Holdings, Inc.	472,200	6,022,117
	Asahi Printing Co. Ltd.	25,700	144,539
	ASAHI YUKIZAI Corp.	89,600	1,438,665
	Asahipen Corp.	2,100	27,598
	Asia Pile Holdings Corp.	210,800	715,038
#	C Uyemura & Co. Ltd.	71,500	3,270,202
	Carlit Holdings Co. Ltd.	128,900	595,635
	Chuetsu Pulp & Paper Co. Ltd.	32,800	204,004
#	Chugoku Marine Paints Ltd.	323,800	1,988,522
	CI Takiron Corp.	284,700	983,704
#	CK-San-Etsu Co. Ltd.	22,800	628,714
	Dai Nippon Toryo Co. Ltd.	130,200	642,301
	Daicel Corp.	1,608,100	9,175,525
	Daido Steel Co. Ltd.	164,600	4,267,591
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	125,200	1,058,158
	Daiken Corp.	62,200	832,816
	Daiki Aluminium Industry Co. Ltd.	177,300	1,526,650
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	908,605
	Daio Paper Corp.	315,700	2,329,224
	Daito Chemix Corp.	17,200	65,203
	DIC Corp.	341,600	5,735,589
	DKS Co. Ltd.	47,000	586,204
	Dynapac Co. Ltd.	8,500	72,595
#	FP Corp.	87,200	2,074,531
	Fuji Seal International, Inc.	243,828	2,856,412
	Fujikura Kasei Co. Ltd.	162,600	427,104
	Fujimi, Inc.	76,800	3,206,486
	Fujimori Kogyo Co. Ltd.	104,000	2,172,411
	Fuso Chemical Co. Ltd.	117,200	2,647,288
	Geostr Corp.	33,400	64,246
	Godo Steel Ltd.	59,700	685,802
	Gun-Ei Chemical Industry Co. Ltd.	29,000	468,323
	Hakudo Co. Ltd.	41,600	688,472
	Harima Chemicals Group, Inc.	93,100	516,951
	Hodogaya Chemical Co. Ltd.	43,000	827,277
	Hokkan Holdings Ltd.	58,100	510,304
	Hokko Chemical Industry Co. Ltd.	115,300	734,161
#	Hokuetsu Corp.	775,199	4,021,313
	Ise Chemicals Corp.	13,000	456,642
	Ishihara Chemical Co. Ltd.	72,000	601,057
	Ishihara Sangyo Kaisha Ltd.	218,650	1,505,916
	Ishizuka Glass Co. Ltd.	12,900	127,019
	Japan Pure Chemical Co. Ltd.	500	8,091
	JCU Corp.	132,700	2,509,542
	JSP Corp.	79,400	776,060
	Kaneka Corp.	182,500	4,525,500
	Kanto Denka Kogyo Co. Ltd.	281,200	1,793,755
	Katakura & Co-op Agri Corp.	21,500	171,685
	KeePer Technical Laboratory Co. Ltd.	91,700	2,528,767
	KEIWA, Inc.	25,600	623,351
#	KH Neochem Co. Ltd.	227,300	3,879,649
	Kimoto Co. Ltd.	181,500	285,324
	Koatsu Gas Kogyo Co. Ltd.	185,393	785,417
	Kobe Steel Ltd.	1,343,885	5,511,129
	Kohsoku Corp.	70,200	746,631

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Konishi Co. Ltd.	208,800	$2,439,098
#	Konoshima Chemical Co. Ltd.	37,500	293,954
	Krosaki Harima Corp.	30,100	934,735
#	Kumiai Chemical Industry Co. Ltd.	321,187	2,110,879
#	Kunimine Industries Co. Ltd.	41,700	201,010
	Kureha Corp.	103,950	6,674,583
	Kurimoto Ltd.	60,500	660,669
	Kuriyama Holdings Corp.	78,000	502,350
	Kyoei Steel Ltd.	141,500	1,249,433
	Kyowa Leather Cloth Co. Ltd.	78,800	269,211
	Lintec Corp.	265,900	3,989,456
	Maeda Kosen Co. Ltd.	118,600	2,408,916
	Maruichi Steel Tube Ltd.	204,800	3,865,739
	MEC Co. Ltd.	97,900	1,564,805
#	Mipox Corp.	19,600	82,397
#	Mitani Sekisan Co. Ltd.	66,000	1,696,819
	Mitsubishi Materials Corp.	369,500	4,829,542
*	Mitsubishi Paper Mills Ltd.	235,100	433,184
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	370,654
	Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353
#	Molitec Steel Co. Ltd.	58,800	129,281
	MORESCO Corp.	39,800	275,165
	Moriroku Holdings Co. Ltd.	13,500	153,574
	Mory Industries, Inc.	33,200	594,947
#	Nakayama Steel Works Ltd.	169,700	726,241
#	Nasu Denki Tekko Co. Ltd.	3,000	144,528
	Neturen Co. Ltd.	217,300	976,470
#	New Japan Chemical Co. Ltd.	111,300	203,666
	Nicca Chemical Co. Ltd.	45,700	269,675
#	Nichia Steel Works Ltd.	94,300	142,756
	Nihon Kagaku Sangyo Co. Ltd.	81,300	552,834
	Nihon Nohyaku Co. Ltd.	243,500	1,503,812
	Nihon Parkerizing Co. Ltd.	521,900	3,392,719
# *	Nihon Yamamura Glass Co. Ltd.	58,200	226,460
	Nippon Carbide Industries Co., Inc.	46,200	398,047
	Nippon Chemical Industrial Co. Ltd.	49,500	623,019
	Nippon Concrete Industries Co. Ltd.	284,700	461,161
	Nippon Denko Co. Ltd.	687,014	1,567,493
#	Nippon Fine Chemical Co. Ltd.	82,800	1,161,519
	Nippon Kayaku Co. Ltd.	581,500	4,618,913
	Nippon Light Metal Holdings Co. Ltd.	369,390	3,599,892
	Nippon Paper Industries Co. Ltd.	560,900	3,265,363
	Nippon Pillar Packing Co. Ltd.	118,500	1,941,368
	Nippon Shokubai Co. Ltd.	98,600	3,536,855
	Nippon Soda Co. Ltd.	147,700	4,406,305
#	Nippon Yakin Kogyo Co. Ltd.	89,049	1,692,819
#	Nitta Gelatin, Inc.	85,500	557,106
	Nittetsu Mining Co. Ltd.	70,600	1,404,596
	Nozawa Corp.	47,500	224,180
	Oat Agrio Co. Ltd.	49,200	571,986
	Okamoto Industries, Inc.	70,500	1,758,233
	Okura Industrial Co. Ltd.	54,600	687,840
	Osaka Organic Chemical Industry Ltd.	101,200	1,352,211
	Osaka Soda Co. Ltd.	85,499	2,077,959
	Osaka Steel Co. Ltd.	89,300	639,238
	Pacific Metals Co. Ltd.	92,999	1,148,603
	Pack Corp.	87,200	1,378,838
	Rasa Industries Ltd.	44,400	657,228
	Rengo Co. Ltd.	980,600	5,447,837

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Riken Technos Corp.	231,800	$803,638
	Sakai Chemical Industry Co. Ltd.	86,300	1,140,331
	Sakata INX Corp.	263,400	1,884,938
	Sanyo Chemical Industries Ltd.	85,200	2,413,055
#	Sanyo Special Steel Co. Ltd.	127,360	1,634,153
	Seiko PMC Corp.	64,500	226,343
	Sekisui Kasei Co. Ltd.	150,000	390,399
	Shikoku Chemicals Corp.	226,800	1,974,413
	Shinagawa Refractories Co. Ltd.	35,900	952,272
	Shin-Etsu Polymer Co. Ltd.	283,900	2,366,330
	SK Kaken Co. Ltd.	1,300	332,123
	Soken Chemical & Engineering Co. Ltd.	48,400	619,447
	Stella Chemifa Corp.	64,600	1,158,850
	Sumitomo Bakelite Co. Ltd.	194,100	5,253,564
	Sumitomo Osaka Cement Co. Ltd.	212,499	4,524,274
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,125,799
#	T Hasegawa Co. Ltd.	137,900	2,933,405
#	T&K Toka Co. Ltd.	128,100	823,514
	Taiheiyo Cement Corp.	394,800	5,364,979
	Taisei Lamick Co. Ltd.	36,900	743,965
	Taiyo Holdings Co. Ltd.	229,200	4,042,270
	Takasago International Corp.	83,900	1,576,446
	Takemoto Yohki Co. Ltd.	43,800	215,246
# *	Tanaka Chemical Corp.	13,400	162,793
#	Taoka Chemical Co. Ltd.	19,100	97,602
	Tayca Corp.	97,400	824,168
	Teijin Ltd.	109,300	992,334
	Tenma Corp.	111,300	1,547,360
	Toagosei Co. Ltd.	700,600	5,382,878
*	Toda Kogyo Corp.	4,300	86,884
#	Toho Acetylene Co. Ltd.	12,700	92,096
	Toho Chemical Industry Co. Ltd.	47,000	154,601
	Toho Titanium Co. Ltd.	215,600	3,249,047
	Toho Zinc Co. Ltd.	88,099	1,260,209
	Tohoku Steel Co. Ltd.	16,300	177,054
	Tokai Carbon Co. Ltd.	1,004,500	6,555,281
	Tokushu Tokai Paper Co. Ltd.	59,158	1,163,542
	Tokuyama Corp.	380,397	4,435,576
	Tokyo Ohka Kogyo Co. Ltd.	26,700	1,151,082
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	180,917
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	270,028
	Tokyo Steel Manufacturing Co. Ltd.	569,500	4,889,561
	Tokyo Tekko Co. Ltd.	61,900	557,904
	Tomoku Co. Ltd.	70,600	712,618
	Topy Industries Ltd.	98,200	1,049,448
#	Toyo Gosei Co. Ltd.	31,100	1,598,494
	Toyo Ink SC Holdings Co. Ltd.	233,400	3,005,221
	Toyobo Co. Ltd.	511,000	3,569,449
	TYK Corp.	148,500	254,456
	UACJ Corp.	208,841	2,969,458
	UBE Corp.	611,100	7,881,843
	Ultrafabrics Holdings Co. Ltd.	2,600	87,002
	Valqua Ltd.	107,799	1,906,788
	Vertex Corp.	126,294	1,082,669
	Wavelock Holdings Co. Ltd.	30,900	124,471
	Wood One Co. Ltd.	30,597	190,820
	Yamato Kogyo Co. Ltd.	92,100	2,674,568
	Yodogawa Steel Works Ltd.	138,500	2,251,448
	Yotai Refractories Co. Ltd.	115,400	1,072,445
	Yushiro Chemical Industry Co. Ltd.	60,500	328,774

TOTAL MATERIALS			308,991,503

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (1.4%)
#	AD Works Group Co. Ltd.	47,879	$52,433
	Airport Facilities Co. Ltd.	143,970	517,780
#	Anabuki Kosan, Inc.	16,400	213,771
	Aoyama Zaisan Networks Co. Ltd.	92,000	568,151
	Apaman Co. Ltd.	75,900	243,990
	Ardepro Co. Ltd.	7,070	19,886
	Arealink Co. Ltd.	31,173	395,537
#	B-Lot Co. Ltd.	25,800	96,176
	Cosmos Initia Co. Ltd.	93,700	346,094
#	CRE, Inc.	31,500	288,156
#	Dear Life Co. Ltd.	152,600	639,414
	Goldcrest Co. Ltd.	102,470	1,202,665
#	Good Com Asset Co. Ltd.	93,000	437,837
	Grandy House Corp.	95,600	355,871
	Heiwa Real Estate Co. Ltd.	129,200	3,582,545
	Ichigo, Inc.	133,800	301,123
#	Japan Property Management Center Co. Ltd.	86,300	589,451
	JINUSHI Co. Ltd.	77,900	1,073,478
#	JSB Co. Ltd.	24,700	639,684
	Katitas Co. Ltd.	177,900	3,980,978
	Keihanshin Building Co. Ltd.	200,200	1,777,955
	LA Holdings Co. Ltd.	3,900	87,331
# *	Leopalace21 Corp.	526,000	1,000,886
#	Loadstar Capital KK	9,200	99,293
#	Mirainovate Co. Ltd.	120,340	195,278
	Mirarth Holdings, Inc.	547,800	1,472,651
	Mugen Estate Co. Ltd.	64,200	202,824
	Nisshin Group Holdings Co. Ltd.	205,500	594,391
#	Raysum Co. Ltd.	90,800	982,802
	SAMTY Co. Ltd.	183,150	2,894,559
	Sankyo Frontier Co. Ltd.	24,600	577,162
	Sansei Landic Co. Ltd.	29,100	164,849
# *	SRE Holdings Corp.	11,500	291,249
	Star Mica Holdings Co. Ltd.	85,900	809,617
	Starts Corp., Inc.	211,600	3,737,588
	Sun Frontier Fudousan Co. Ltd.	187,900	1,450,771
	Sunnexta Group, Inc.	11,100	70,108
	Tenpo Innovation Co. Ltd.	3,100	19,198
	TOC Co. Ltd.	296,050	1,538,638
	Tokyo Rakutenchi Co. Ltd.	19,800	565,352
#	Tokyo Theatres Co., Inc.	47,099	353,383
	Tosei Corp.	187,900	1,792,005
	Urbanet Corp. Co. Ltd.	92,700	191,929

TOTAL REAL ESTATE			36,414,839

UTILITIES — (1.7%)
	Chugoku Electric Power Co., Inc.	252,599	1,185,088
#	EF-ON, Inc.	88,520	381,147
	eRex Co. Ltd.	185,100	3,132,521
	Hiroshima Gas Co. Ltd.	322,200	747,072
	Hokkaido Electric Power Co., Inc.	1,146,900	3,489,987
	Hokkaido Gas Co. Ltd.	92,600	1,060,063
	Hokuriku Electric Power Co.	1,052,600	3,524,273
#	Hokuriku Gas Co. Ltd.	10,100	197,729

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	K&O Energy Group, Inc.	93,000	$1,295,821
	Nippon Gas Co. Ltd.	684,000	9,936,468
	Okinawa Electric Power Co., Inc.	284,216	1,972,425
# *	RENOVA, Inc.	118,700	2,605,165
	Saibu Gas Holdings Co. Ltd.	215,600	2,499,980
	Shikoku Electric Power Co., Inc.	749,500	3,605,731
	Shizuoka Gas Co. Ltd.	319,000	2,336,657
#	Toell Co. Ltd.	57,500	285,467
#	West Holdings Corp.	134,903	4,031,391

TOTAL UTILITIES			42,286,985

TOTAL COMMON STOCKS Cost ($ 2,854,128,543)			2,493,001,458

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	4,804,517	55,545,021

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,909,692,756)			$2,548,546,479

ST Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021

TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
	29Metals Ltd.	46,048	$54,521
*	3P Learning Ltd.	93,233	74,930
*	4DMedical Ltd.	44,717	18,400
*	A2B Australia Ltd.	511,111	378,556
	Accent Group Ltd.	2,684,944	2,540,735
* ††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	271,826	93,052
# *	Actinogen Medical Ltd.	729,727	60,409
#	Adairs Ltd.	1,192,185	1,624,292
	Adbri Ltd.	2,615,546	2,636,964
# *	Advance Zinctek Ltd.	9,653	13,440
# *	Aeris Resources Ltd.	148,241	30,196
*	Ainsworth Game Technology Ltd.	557,129	294,886
# *	Alcidion Group Ltd.	643,486	59,791
*	Alkane Resources Ltd.	2,972,923	1,300,793
# *	Alliance Aviation Services Ltd.	423,816	875,907
# *	Alligator Energy Ltd.	8,107,416	268,283
*	Altech Chemicals Ltd.	174,277	11,145
# *	AMA Group Ltd.	6,256,289	974,275
*	AMP Ltd.	12,919,775	10,418,866
*	Andromeda Metals Ltd.	1,579,203	40,370
#	Ansell Ltd.	667,221	12,045,403
# *	Antipa Minerals Ltd.	2,985,349	47,451
	Antipa Minerals Ltd.	282,735	4,521
#	Appen Ltd.	755,130	1,223,392
# *	Arafura Resources Ltd.	10,931,149	2,067,965
#	ARB Corp. Ltd.	515,315	9,567,925
# *	Archer Materials Ltd.	514,440	230,436
*	Ardea Resources Ltd.	132,809	74,687
#	Ardent Leisure Group Ltd.	3,349,117	1,048,764
# *	Argosy Minerals Ltd.	1,030,094	338,851
*	Aroa Biosurgery Ltd.	89,237	48,707
	AUB Group Ltd.	762,060	10,083,242
*	Audinate Group Ltd.	143,037	744,856
# *	Aura Energy Ltd.	259,286	48,886
# *	Aurelia Metals Ltd.	8,352,759	561,196
*	Ausgold Ltd.	420,326	11,815
# *	Aussie Broadband Ltd.	739,376	1,105,201
	Austal Ltd.	2,416,185	3,846,909
	Austin Engineering Ltd.	548,794	126,640
*	Australian Agricultural Co. Ltd.	2,850,244	3,192,052
#	Australian Clinical Labs Ltd.	229,483	496,694
	Australian Ethical Investment Ltd.	301,621	892,085
#	Australian Finance Group Ltd.	1,909,811	2,053,686
# *	Australian Strategic Materials Ltd.	565,588	714,512
# *	Australian Vanadium Ltd.	13,984,327	286,412
#	Australian Vintage Ltd.	2,778,613	1,165,139
*	Australis Oil & Gas Ltd.	643,590	14,486
#	Auswide Bank Ltd.	173,480	631,612
*	Auteco Minerals Ltd.	247,992	7,150
#	AVJennings Ltd.	5,407,981	1,366,352
# * ††	AVZ Minerals Ltd.	263,719	110,604
*	Azure Minerals Ltd.	24,167	3,472
#	Baby Bunting Group Ltd.	813,374	1,456,418
# *	Bannerman Energy Ltd.	95,393	126,781
	Bapcor Ltd.	2,227,045	9,417,379
	Base Resources Ltd.	1,712,813	268,178

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	BCI Minerals Ltd.	2,716,101	$374,193
	Beach Energy Ltd.	8,737,409	8,934,529
	Beacon Lighting Group Ltd.	447,480	564,269
	Beacon Minerals Ltd.	2,446,902	39,079
	Bega Cheese Ltd.	1,973,378	4,052,947
#	Bell Financial Group Ltd.	734,391	432,321
# *	Bellevue Gold Ltd.	6,976,028	3,293,075
*	Berkeley Energia Ltd.	37,692	6,248
# *	Betmakers Technology Group Ltd.	2,293,199	402,514
	Bgv1Nyp	512,124	37,672
# *	Bigtincan Holdings Ltd.	1,280,517	597,699
*	Bionomics Ltd.	160,677	6,358
# *	Black Rock Mining Ltd.	2,860,513	292,127
	Blackmores Ltd.	101,297	4,402,413
*	Blackstone Minerals Ltd.	110,079	11,269
#	Boral Ltd.	1,411,795	2,601,336
*	Boss Energy Ltd.	298,324	500,894
*	Botanix Pharmaceuticals Ltd.	688,967	28,774
# *	Bowen Coking Coal Ltd.	453,269	85,347
#	Bravura Solutions Ltd.	1,692,017	1,320,876
#	Breville Group Ltd.	652,020	8,261,901
	Brickworks Ltd.	469,394	6,646,000
# *	Bubs Australia Ltd.	968,640	231,335
*	Buru Energy Ltd.	713,223	40,132
#	BWX Ltd.	1,255,210	505,824
*	Byron Energy Ltd.	275,427	23,766
*	Calidus Resources Ltd.	1,265,624	278,061
	Calima Energy Ltd.	1,950,890	181,640
# *	Calix Ltd.	364,636	949,228
	Capitol Health Ltd.	5,725,035	1,206,924
	Capral Ltd.	57,850	282,534
*	Capricorn Metals Ltd.	2,026,381	4,394,902
# *	Carbon Revolution Ltd.	173,560	42,187
# *	Carnarvon Energy Ltd.	7,925,626	734,548
#	Cash Converters International Ltd.	2,819,818	427,806
# *	Catapult Group International Ltd.	510,098	271,632
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,148,673
*	Central Petroleum Ltd.	759,474	41,593
* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	1,281,375	3,498,836
*	Challenger Exploration Ltd.	103,805	9,598
	Challenger Ltd.	824,265	3,703,694
	Champion Iron Ltd.	1,940,027	5,835,444
# *	City Chic Collective Ltd.	1,254,668	1,043,684
*	Clean Seas Seafood Ltd.	247,494	90,257
	ClearView Wealth Ltd.	156,351	55,429
#	Clinuvel Pharmaceuticals Ltd.	254,660	3,179,606
#	Clover Corp. Ltd.	757,373	573,754
# *	Cobalt Blue Holdings Ltd.	650,479	266,109
#	Codan Ltd.	663,689	1,644,112
	COG Financial Services Ltd.	10,563	9,929
*	Cogstate Ltd.	261,421	317,715
* ††	Collection House Ltd.	428,104	0
	Collins Foods Ltd.	803,502	4,824,456
*	Comet Ridge Ltd.	1,055,453	114,978
*	Cooper Energy Ltd.	18,056,814	2,430,440
# *	Core Lithium Ltd.	798,506	705,991
#	Corporate Travel Management Ltd.	706,149	7,883,899

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Costa Group Holdings Ltd.	2,781,429	$4,526,008
#	Credit Corp. Group Ltd.	455,264	5,411,838
*	Creso Pharma Ltd.	39,292	779
	CSR Ltd.	3,109,441	9,211,011
*	Cynata Therapeutics Ltd.	111,132	22,243
*	Danakali Ltd.	765,567	187,217
	Data#3 Ltd.	1,162,707	5,122,114
# *	De Grey Mining Ltd.	7,339,733	4,965,237
# *	Deep Yellow Ltd.	2,018,775	1,016,583
	Deterra Royalties Ltd.	2,006,311	5,264,446
	Dicker Data Ltd.	427,631	2,947,224
	Domain Holdings Australia Ltd.	1,706,726	3,637,335
	Downer EDI Ltd.	3,274,403	9,410,422
# *	Dreadnought Resources Ltd.	7,262,887	532,505
	Eagers Automotive Ltd.	941,185	7,461,464
	Earlypay Ltd.	993,696	279,458
*	Eclipx Group Ltd.	2,460,384	2,942,692
# *	Ecograf Ltd.	1,581,731	348,395
	Elanor Investor Group	444,530	462,745
	Elders Ltd.	1,009,369	8,415,415
# *	Electro Optic Systems Holdings Ltd.	80,313	26,150
*	Elementos Ltd.	135,772	26,031
# *	Elevate Uranium Ltd.	172,343	55,235
# *	Elixir Energy Ltd.	2,250,692	209,218
# *	Elmo Software Ltd.	107,791	319,446
#	Emeco Holdings Ltd.	2,400,372	1,206,268
*	Emerald Resources NL	448,151	324,647
# *	EML Payments Ltd.	1,986,286	512,007
	Enero Group Ltd.	280,272	503,923
# *	EnviroSuite Ltd.	1,131,191	90,611
	EQT Holdings Ltd.	172,699	2,780,673
	Estia Health Ltd.	1,674,576	2,454,961
	Eureka Group Holdings Ltd.	28,507	8,520
	Eureka Group Holdings Ltd.	7,208	2,144
# *	European Lithium Ltd.	3,882,196	223,994
	Euroz Hartleys Group Ltd.	357,406	276,718
*	EVT Ltd.	632,219	6,035,937
*	Experience Co. Ltd.	102,579	15,068
	Fenix Resources Ltd.	735,489	98,820
	Finbar Group Ltd.	337,695	144,883
# * ††	Firefinch Ltd.	1,569,275	150,568
	Fleetwood Ltd.	654,067	719,354
# *	Flight Centre Travel Group Ltd.	718,191	7,643,947
*	Fluence Corp. Ltd.	116,395	14,558
# *	Frontier Digital Ventures Ltd.	1,022,562	458,076
# *	FYI Resources Ltd.	452,463	41,895
	G8 Education Ltd.	5,687,070	3,510,555
# *	Galan Lithium Ltd.	1,812,595	1,758,627
*	Gascoyne Resources Ltd.	160,800	23,568
	Genesis Minerals Ltd.	119,996	88,269
# *	Genetic Signatures Ltd.	171,373	76,232
# *	Genex Power Ltd.	1,098,842	144,082
	Genworth Mortgage Insurance Australia Ltd.	2,681,235	4,654,209
#	Gold Road Resources Ltd.	7,605,514	6,572,387
	GR Engineering Services Ltd.	281,577	401,515
	GrainCorp Ltd., Class A	1,517,016	8,155,207
#	Grange Resources Ltd.	3,909,204	1,551,024
# *	Greenland Minerals Ltd.	1,881,748	59,970
	GTN Ltd.	15,394	4,001

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	1,090,319	$5,608,095
	GWA Group Ltd.	1,533,388	1,990,779
	Hansen Technologies Ltd.	1,246,947	3,926,800
# *	Hastings Technology Metals Ltd.	50,199	114,163
	Healius Ltd.	3,665,521	8,029,741
	Healthia Ltd.	131,677	116,760
*	Helios Energy Ltd.	817,342	46,002
#	Helloworld Travel Ltd.	51,370	67,047
*	Highfield Resources Ltd.	512,345	276,413
*	Hillgrove Resources Ltd.	391,399	9,266
*	Hipages Group Holdings Ltd.	10,335	7,142
	Horizon Oil Ltd.	1,935,787	161,409
*	Hot Chili Ltd.	169,686	106,021
#	HT&E Ltd.	1,709,119	1,306,706
	HUB24 Ltd.	461,678	7,485,853
#	Humm Group Ltd.	2,462,818	755,064
	Iluka Resources Ltd.	784,796	4,348,186
	Image Resources NL	946,902	90,569
	Imdex Ltd.	2,620,667	3,420,813
# *	Immutep Ltd.	1,570,398	290,939
*	Immutep Ltd., Sponsored ADR	4,516	8,084
# *	ImpediMed Ltd.	417,437	23,691
	Infomedia Ltd.	3,087,927	2,427,419
#	Inghams Group Ltd.	3,281,221	5,308,442
#	Insignia Financial Ltd.	4,120,661	8,306,842
	Integral Diagnostics Ltd.	1,567,781	2,636,496
# *	Integrated Research Ltd.	566,516	134,232
# *	Investigator Resources Ltd.	686,170	20,504
#	InvoCare Ltd.	921,115	6,023,702
*	ioneer Ltd.	10,310,733	3,654,124
	IPH Ltd.	1,331,405	8,467,477
	IRESS Ltd.	1,215,703	7,890,780
	IVE Group Ltd.	628,751	970,439
# *	Jervois Global Ltd.	291,514	91,417
#	Johns Lyng Group Ltd.	1,066,692	4,435,184
	Jumbo Interactive Ltd.	208,843	1,818,371
#	Jupiter Mines Ltd.	5,672,731	706,191
*	Karoon Energy Ltd.	4,257,466	5,789,332
	Kelly Partners Group Holdings Ltd.	3,572	11,062
	Kelsian Group Ltd.	598,234	1,790,342
*	KGL Resources Ltd.	310,205	64,718
# *	Kingsgate Consolidated Ltd.	355,002	382,875
*	Koba Resources Ltd.	34,188	3,725
# *	Kogan.com Ltd.	468,030	981,734
# *	Lake Resources NL	2,607,188	1,758,323
# *	Lark Distilling Co. Ltd.	65,368	87,143
* ††	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	47,370
*	Leo Lithium Ltd.	1,120,910	441,981
# *	Lepidico Ltd.	2,895,993	35,113
	Lifestyle Communities Ltd.	578,173	6,490,474
	Link Administration Holdings Ltd.	2,294,865	5,018,649
	Li-S Energy Ltd.	3,944	1,059
*	Lithium Australia Ltd.	423,984	12,727
# *	Lithium Power International Ltd.	304,819	109,784
	Lithium Power International Ltd.	36,643	13,243
	Lovisa Holdings Ltd.	345,675	5,381,648
*	Lucapa Diamond Co. Ltd.	2,713,021	88,400
#	Lycopodium Ltd.	64,242	280,927

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MA Financial Group Ltd.	421,175	$1,194,328
	Maas Group Holdings Ltd.	79,884	116,310
# *	Mach7 Technologies Ltd.	42,643	15,230
	Macmahon Holdings Ltd.	5,829,463	521,699
# *	Macquarie Telecom Group Ltd.	21,478	785,528
#	Mader Group Ltd.	59,629	135,049
#	Magellan Financial Group Ltd.	225,138	1,427,558
*	Maggie Beer Holdings Ltd.	243,446	41,821
# *	Magnetite Mines Ltd.	2,125,737	23,103
††	Mallee Resources Ltd.	49,486	13,295
	MaxiPARTS Ltd.	87,262	117,550
# *	Mayne Pharma Group Ltd.	9,810,900	1,694,817
	McMillan Shakespeare Ltd.	540,444	4,528,976
#	McPherson’s Ltd.	653,702	284,273
# *	Medical Developments International Ltd.	167,262	169,124
# *	Megaport Ltd.	219,532	851,558
# *	Mesoblast Ltd.	2,382,780	1,392,950
# *	Metals X Ltd.	4,545,392	740,736
	Metcash Ltd.	2,899,744	7,612,203
#	Michael Hill International Ltd.	1,522,713	1,170,778
*	Micro-X Ltd.	261,656	21,798
*	Mincor Resources NL	1,758,033	1,509,729
*	MMA Offshore Ltd.	1,671,171	733,068
	Monadelphous Group Ltd.	696,927	6,092,684
	Monash IVF Group Ltd.	2,169,736	1,309,092
	Money3 Corp. Ltd.	1,393,763	1,740,519
*	MoneyMe Ltd.	73,889	17,450
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	170,498
# *	Mount Gibson Iron Ltd.	4,569,374	1,097,210
	Myer Holdings Ltd.	5,293,540	2,148,012
	MyState Ltd.	744,487	1,942,688
# *	Nanosonics Ltd.	1,618,777	4,243,292
	National Tyre & Wheel Ltd.	97,940	39,185
# *	Navarre Minerals Ltd.	1,777,444	54,046
	Navigator Global Investments Ltd.	1,208,364	865,318
*	Nearmap Ltd.	3,659,647	4,811,378
# *	Neometals Ltd.	1,542,276	1,090,829
	Netwealth Group Ltd.	741,359	5,757,315
# *	Neurizer Ltd.	522,952	36,899
# *	New Century Resources Ltd.	163,453	107,022
#	New Hope Corp. Ltd.	2,341,365	8,505,399
# *	New World Resources Ltd.	3,157,128	64,687
	nib holdings Ltd.	2,992,914	12,806,819
#	Nick Scali Ltd.	443,203	2,854,327
#	Nickel Industries Ltd.	5,750,030	2,687,321
	Nine Entertainment Co. Holdings Ltd.	1,139,910	1,505,384
# *	Nitro Software Ltd.	166,147	220,106
# *	Norwest Energy NL	1,011,292	30,399
# *	Nova Minerals Ltd.	108,288	47,916
# *	Novonix Ltd.	505,440	863,028
*	Noxopharm Ltd.	100,077	10,193
	NRW Holdings Ltd.	3,407,843	5,561,148
	Nufarm Ltd.	2,098,872	7,480,120
	Objective Corp. Ltd.	89,428	848,797
*	OFX Group Ltd.	2,016,311	3,429,122
#	OM Holdings Ltd.	676,887	273,032
# *	Omni Bridgeway Ltd.	2,355,720	6,782,068
	oOh!media Ltd.	3,377,627	2,732,018

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Opthea Ltd.	1,338,240	$831,657
*	Ora Banda Mining Ltd.	734,777	35,578
*	OreCorp Ltd.	192,088	41,082
	Orora Ltd.	5,992,474	11,628,555
	Pacific Current Group Ltd.	333,540	1,790,668
# *	Pacific Smiles Group Ltd.	272,678	251,148
#	Pact Group Holdings Ltd.	1,337,110	1,226,660
# *	Paladin Energy Ltd.	16,033,988	8,680,653
# *	Panoramic Resources Ltd.	10,364,998	964,694
# *	Pantoro Ltd.	4,862,382	433,192
# *	Paradigm Biopharmaceuticals Ltd.	47,760	43,904
	Paragon Care Ltd.	335,469	73,965
#	Peak Rare Earths Ltd.	22,422	6,188
	Peet Ltd.	1,364,417	959,674
#	Pendal Group Ltd.	2,058,779	6,466,738
# *	Peninsula Energy Ltd.	3,332,209	360,129
	PeopleIN Ltd.	472,602	992,419
#	Pepper Money Ltd.	217,431	198,311
# *	Perenti Global Ltd.	5,379,892	3,296,994
#	Perpetual Ltd.	376,124	5,993,607
#	Perseus Mining Ltd.	8,114,950	9,451,479
*	PEXA Group Ltd.	6,091	60,185
#	Pinnacle Investment Management Group Ltd.	729,200	3,789,811
	Platinum Asset Management Ltd.	2,494,709	2,856,048
# *	PointsBet Holdings Ltd.	340,283	442,902
# *	PolyNovo Ltd.	1,143,433	1,456,682
*	Poseidon Nickel Ltd.	12,683,800	357,240
*	PPK Group Ltd.	3,668	3,391
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	2,977,411	1,586,577
# *	Predictive Discovery Ltd.	1,997,557	191,708
	Premier Investments Ltd.	410,666	6,576,580
# *	Prescient Therapeutics Ltd.	430,367	43,876
#	Probiotec Ltd.	78,596	109,415
	Propel Funeral Partners Ltd.	179,941	534,052
*	Prophecy International Holdings Ltd.	24,007	11,438
# *	Province Resources Ltd.	889,179	45,561
	PSC Insurance Group Ltd.	254,780	782,190
*	PTB Group Ltd.	96,597	98,790
	PWR Holdings Ltd.	592,023	3,803,073
# *	PYC Therapeutics Ltd.	389,981	18,487
	QANTM Intellectual Property Ltd.	112,211	69,294
#	Ramelius Resources Ltd.	7,074,261	3,320,224
*	ReadyTech Holdings Ltd.	260,516	539,248
	Reckon Ltd.	391,834	323,289
# *	Red 5 Ltd.	18,690,353	1,905,206
# *	Red Dirt Metals Ltd.	39,345	13,568
*	Red River Resources Ltd.	480,964	22,458
# *	Redbubble Ltd.	1,256,028	412,505
	Regal Partners Ltd.	9,488	16,088
#	Regis Healthcare Ltd.	1,048,714	1,368,670
#	Regis Resources Ltd.	4,694,041	4,576,765
# *	Reject Shop Ltd.	186,973	558,512
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677
# *	Renascor Resources Ltd.	727,091	99,618
#	Resimac Group Ltd.	124,613	71,329
# *	Resolute Mining Ltd.	7,380,066	945,251
*	Retail Food Group Ltd.	12,168,489	419,885
*	Rex Minerals Ltd.	142,808	13,267

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Ridley Corp. Ltd.	1,958,399	$2,617,666
*	RPMGlobal Holdings Ltd.	1,103,233	1,340,719
# *	Rumble Resources Ltd.	178,014	24,974
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,800,720	6,237,432
*	SciDev Ltd.	144,186	29,420
#	Select Harvests Ltd.	865,608	2,936,890
#	Servcorp Ltd.	348,243	760,491
	Service Stream Ltd.	4,084,976	1,919,009
*	Seven West Media Ltd.	6,816,169	2,042,363
	SG Fleet Group Ltd.	639,084	821,356
	Shaver Shop Group Ltd.	677,094	472,191
*	Sheffield Resources Ltd.	249,376	80,945
	Shine Justice Ltd.	59,739	44,426
	Shriro Holdings Ltd.	24,206	11,232
*	Sierra Rutile Holdings Ltd.	1,588,118	210,189
	Sigma Healthcare Ltd.	6,618,255	2,681,918
# *	Silex Systems Ltd.	80,327	151,597
# *	Silver Lake Resources Ltd.	5,791,755	4,101,458
# *	Silver Mines Ltd.	3,864,903	430,828
	Sims Ltd.	1,106,977	8,654,727
	SmartGroup Corp. Ltd.	905,773	2,855,717
*	SomnoMed Ltd.	25,160	24,107
	Southern Cross Electrical Engineering Ltd.	831,537	350,744
	Southern Cross Media Group Ltd.	1,561,488	964,216
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	796,277	355,560
# *	St Barbara Ltd.	5,695,784	1,854,335
*	Star Entertainment Group Ltd.	5,751,661	10,819,618
# *	Starpharma Holdings Ltd.	262,161	89,694
	Steadfast Group Ltd.	500,976	1,623,035
*	Strandline Resources Ltd.	27,563	6,879
# *	Strike Energy Ltd.	6,153,921	947,398
	Strike Energy Ltd.	373,188	57,290
	Sunland Group Ltd.	1,125,311	1,766,531
*	Sunrise Energy Metals Ltd.	8,693	11,210
# *	Sunstone Metals Ltd.	7,298,573	149,318
#	Super Retail Group Ltd.	1,057,351	6,952,302
# *	Superloop Ltd.	2,325,808	1,114,895
	Symbio Holdings Ltd.	318,710	652,193
# *	Syrah Resources Ltd.	4,792,786	7,321,076
	Tabcorp Holdings Ltd.	5,305,886	3,275,751
	Tassal Group Ltd.	1,531,815	5,086,484
	Technology One Ltd.	1,296,361	9,972,913
# *	Temple & Webster Group Ltd.	540,805	1,925,138
	Ten Sixty Four Ltd.	1,044,721	382,921
	Terracom Ltd.	2,067,614	1,162,858
# *	Tesserent Ltd.	322,736	23,792
*	Tietto Minerals Ltd.	498,494	222,607
	Tribune Resources Ltd.	14,725	28,286
# *	Tyro Payments Ltd.	2,067,445	2,018,312
	United Malt Grp Ltd.	1,827,063	3,635,200
#	Universal Store Holdings Ltd.	19,109	65,021
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
	Vita Group Ltd.	374,239	26,394
# *	Vital Metals Ltd.	246,694	5,017
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919
# *	Viva Leisure Ltd.	84,215	62,564
*	Vmoto Ltd.	267,457	71,008

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Volpara Health Technologies Ltd.	225,102	$96,949
# *	VRX Silica Ltd.	1,325,475	114,573
# *	Wagners Holding Co. Ltd.	137,096	68,622
* ††	Walkabout Resources Ltd.	1,129,282	116,478
# *	Warrego Energy Ltd.	86,865	7,762
# *	Webjet Ltd.	2,329,981	7,868,307
*	West African Resources Ltd.	6,322,943	4,186,654
*	Westgold Resources Ltd.	3,708,234	1,731,985
# *	Whispir Ltd.	121,430	34,066
	Whitehaven Coal Ltd.	3,623,702	21,049,343
*	Widgie Nickel Ltd.	265,653	48,451
*	Wiluna Mining Corp. Ltd.	248,265	32,555
# *	Zip Co. Ltd.	2,250,758	874,393

TOTAL AUSTRALIA			778,195,678

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	43,800	293,106
	BOE Varitronix Ltd.	65,293	96,818
	Fountain SET Holdings Ltd.	4,142,000	395,666
	GDH Guangnan Holdings Ltd.	1,599,600	112,159
*	Goodbaby International Holdings Ltd.	340,000	21,684
*	Neo-Neon Holdings Ltd.	2,315,500	131,236

TOTAL CHINA			1,050,669

HONG KONG — (18.7%)
*	Aceso Life Science Group Ltd.	7,436,400	86,862
	Aeon Credit Service Asia Co. Ltd.	1,024,000	598,956
	Allied Group Ltd.	11,740,000	2,543,367
	Analogue Holdings Ltd.	842,000	119,146
	APAC Resources Ltd.	4,519,815	585,894
# *	Apollo Future Mobility Group Ltd.	8,436,000	225,640
*	Applied Development Holdings Ltd.	10,735,000	119,019
	Asia Financial Holdings Ltd.	2,030,908	778,956
*	Asia Standard Hotel Group Ltd.	2,371,654	20,264
*	Asia Standard International Group Ltd.	11,076,917	535,832
	Asiasec Properties Ltd.	1,371,000	35,725
	ASMPT Ltd.	1,590,200	8,746,899
	Associated International Hotels Ltd.	952,000	1,204,089
	Bank of East Asia Ltd.	2,661,377	2,550,626
* ††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	255,886
	BOCOM International Holdings Co. Ltd.	2,371,000	119,443
#	Bright Smart Securities & Commodities Group Ltd.	122,000	17,098
††	Brightoil Petroleum Holdings Ltd.	9,034,000	323,742
	Build King Holdings Ltd.	630,000	51,394
††	Burwill Holdings Ltd.	37,300,960	63,201
	Cafe de Coral Holdings Ltd.	2,966,000	3,461,436
*	Century City International Holdings Ltd.	7,111,460	249,548
	Chen Hsong Holdings	1,296,000	256,063
	Cheuk Nang Holdings Ltd.	771,714	209,715
	Chevalier International Holdings Ltd.	820,989	708,943
*	China Baoli Technologies Holdings Ltd.	114,750	1,067
*	China Best Group Holding Ltd.	1,124,998	81,694
*	China Energy Development Holdings Ltd.	49,560,000	808,565
	China Motor Bus Co. Ltd.	80,000	672,952
# *	China Star Entertainment Ltd.	11,170,000	1,053,035
# *	China Strategic Holdings Ltd.	83,051,250	244,107
*	China Tonghai International Financial Ltd.	1,300,000	29,786

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Chinese Estates Holdings Ltd.	2,943,500	$532,647
	Chinney Investments Ltd.	1,180,000	163,153
	Chow Sang Sang Holdings International Ltd.	2,353,000	2,170,061
	Chuang’s China Investments Ltd.	8,811,407	272,643
	Chuang’s Consortium International Ltd.	7,519,043	722,297
	CITIC Telecom International Holdings Ltd.	12,077,125	3,569,463
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,292,991
#	CMBC Capital Holdings Ltd.	440,999	86,560
*	C-Mer Eye Care Holdings Ltd.	2,346,000	972,052
	CNT Group Ltd.	7,979,264	360,983
	Convenience Retail Asia Ltd.	1,026,000	98,023
#††	Convoy, Inc.	32,922,000	131,274
*	Cowell e Holdings, Inc.	540,000	660,717
Ω	Crystal International Group Ltd.	304,000	77,513
	CSI Properties Ltd.	47,866,383	714,637
* ††	CW Group Holdings Ltd.	1,361,500	0
#	Dah Sing Banking Group Ltd.	3,645,916	2,173,926
	Dah Sing Financial Holdings Ltd.	1,399,344	2,769,024
	Dickson Concepts International Ltd.	1,591,000	658,035
*	Digital Domain Holdings Ltd.	581,000	20,385
*	Dingyi Group Investment Ltd.	300,000	2,447
	Dynamic Holdings Ltd.	198,000	163,674
	Eagle Nice International Holdings Ltd.	2,022,000	1,148,672
#	EC Healthcare	1,648,097	850,145
††	EcoGreen International Group Ltd.	1,994,640	362,100
*	Elegance Optical International Holdings Ltd.	1,160,000	70,161
*	Emperor Capital Group Ltd.	2,979,000	15,954
	Emperor Entertainment Hotel Ltd.	3,445,000	192,904
	Emperor International Holdings Ltd.	10,584,753	674,953
	Emperor Watch & Jewellery Ltd.	25,160,000	365,618
*	Energy International Investments Holdings Ltd.	12,000	611
*	ENM Holdings Ltd.	13,248,000	599,014
*	Esprit Holdings Ltd.	10,440,325	810,457
#	ESR Group Ltd.	58,522	99,801
*	Eternity Investment Ltd.	820,000	16,637
	EuroEyes International Eye Clinic Ltd., Class C	331,000	184,295
#	Fairwood Holdings Ltd.	805,600	927,565
	Far East Consortium International Ltd.	13,169,612	2,967,702
	First Pacific Co. Ltd.	15,292,000	4,049,399
* Ω	FIT Hon Teng Ltd.	2,381,000	278,678
* Ω	Fosun Tourism Group	37,800	33,021
	Four Seas Mercantile Holdings Ltd.	610,000	200,074
* Ω	Frontage Holdings Corp.	2,962,000	667,543
#	FSE Lifestyle Services Ltd.	639,000	367,190
*	Fullwealth International Group Holdings Ltd.	448,000	105,516
* ††	Genting Hong Kong Ltd.	5,824,000	115,446
	Get Nice Financial Group Ltd.	2,438,600	214,592
	Giordano International Ltd.	8,456,000	1,401,129
	Glorious Sun Enterprises Ltd.	3,932,000	335,524
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	224,374
	Golden Resources Development International Ltd.	4,082,500	231,441
	Goodresources	6,860,000	13,895
*	GR Properties Ltd.	1,962,000	249,697
	Great Eagle Holdings Ltd.	1,180,472	2,164,855
*	Greentech Technology International Ltd.	2,594,000	155,435
	G-Resources Group Ltd.	2,817,810	712,659
	Guoco Group Ltd.	2,000	17,566
	Guotai Junan International Holdings Ltd.	27,391,797	1,952,023

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Haitong International Securities Group Ltd.	13,193,640	$957,536
	Hang Lung Group Ltd.	2,959,000	3,838,084
	Hanison Construction Holdings Ltd.	2,713,649	338,967
*	Hans Energy Co. Ltd.	84,000	1,164
*	Harbour Centre Development Ltd.	935,500	757,119
	HKBN Ltd.	4,235,500	2,860,634
	HKR International Ltd.	7,078,969	1,776,554
	HKT Trust & HKT Ltd.	8,950	10,122
	Hon Kwok Land Investment Co. Ltd.	388,800	93,414
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	134,924
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	771,251
	Hong Kong Technology Venture Co. Ltd.	2,235,000	1,168,053
# *	Hongkong & Shanghai Hotels Ltd.	3,625,989	2,844,521
	Hongkong Chinese Ltd.	5,038,000	307,770
Ω	Honma Golf Ltd.	1,097,500	461,345
# *††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	365,300
# *	Huobi Technology Holdings Ltd.	340,000	152,783
	Hutchison Telecommunications Hong Kong Holdings Ltd.	11,450,000	1,516,818
*	Hypebeast Ltd.	2,772,500	171,459
	Hysan Development Co. Ltd.	2,634,000	5,741,054
*	IGG, Inc.	6,455,000	1,678,166
*	Imagi International Holdings Ltd.	2,516,984	101,749
Ω	Impro Precision Industries Ltd.	386,000	100,288
#	International Housewares Retail Co. Ltd.	1,999,000	662,559
*	IPE Group Ltd.	3,345,000	276,905
# *	IRC Ltd.	35,846,266	529,562
	ITC Properties Group Ltd.	5,543,292	664,968
	Jacobson Pharma Corp. Ltd.	3,580,000	342,394
	Johnson Electric Holdings Ltd.	2,307,554	2,377,318
	K Wah International Holdings Ltd.	1,670,000	467,678
*	Kader Holdings Co. Ltd.	112,000	5,546
	Karrie International Holdings Ltd.	2,932,000	444,591
	Keck Seng Investments Hong Kong Ltd.	912,600	224,687
	Kerry Logistics Network Ltd.	4,063,500	6,450,213
	Kerry Properties Ltd.	2,556,500	4,044,088
	Kingmaker Footwear Holdings Ltd.	1,878,955	203,306
#	Kowloon Development Co. Ltd.	3,067,000	2,721,630
# *	KuangChi Science Ltd.	3,714,000	44,922
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,030
*	Lai Sun Development Co. Ltd.	2,556,894	1,010,955
*	Lai Sun Garment International Ltd.	998,295	420,996
	Lam Soon Hong Kong Ltd.	326,310	423,788
*	Landing International Development Ltd.	6,932,800	122,614
*	Landsea Green Management Ltd.	1,508,000	30,258
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	386,557
*	Lifestyle International Holdings Ltd.	2,792,000	1,655,435
	Lippo China Resources Ltd.	17,982,000	263,392
	Lippo Ltd.	1,161,700	390,100
	Liu Chong Hing Investment Ltd.	1,531,200	1,317,785
	L’Occitane International SA	1,845,750	4,531,721
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920
	Lung Kee Bermuda Holdings	1,491,875	455,391
*	Magnificent Hotel Investment Ltd.	13,170,000	171,875
#	Man Wah Holdings Ltd.	2,474,000	1,380,446
*	Mason Group Holdings Ltd.	111,713,399	384,297
	Master Glory GP	972,981	6,049
	Matrix Holdings Ltd.	1,067,414	381,047
#	MECOM Power & Construction Ltd.	7,876,000	1,606,771

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Melbourne Enterprises Ltd.	39,500	$526,332
*	Melco International Development Ltd.	3,354,000	1,753,698
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	196,057
#	Miramar Hotel & Investment	1,152,000	1,588,752
#	Modern Dental Group Ltd.	2,190,000	455,038
# *	Mongolian Mining Corp.	975,000	243,432
*	NagaCorp Ltd.	4,832,946	2,203,989
	Nameson Holdings Ltd.	7,692,000	377,287
	Nanyang Holdings Ltd.	133,500	461,221
	National Electronics Holdings	2,668,600	326,377
* ††	National United Resources Holdings Ltd.	1,828,000	24,491
*	New Times Energy Corp. Ltd.	994,000	10,639
* ††	NewOcean Energy Holdings Ltd.	7,246,000	27,047
	Nissin Foods Co. Ltd.	1,438,000	1,153,640
	NWS Holdings Ltd.	6,789,000	4,814,429
	Oriental Watch Holdings	2,877,611	1,232,113
# *	Oshidori International Holdings Ltd.	20,024,400	637,735
††	Pacific Andes International Holdings Ltd.	19,435,067	67,840
	Pacific Basin Shipping Ltd.	26,113,000	6,322,033
*	Pacific Century Premium Developments Ltd.	457,240	17,214
	Pacific Textiles Holdings Ltd.	5,849,000	1,744,051
*	Paliburg Holdings Ltd.	3,180,830	616,057
*	Paradise Entertainment Ltd.	3,672,000	290,107
#	PC Partner Group Ltd.	1,524,000	728,367
	PCCW Ltd.	13,651,545	5,215,594
# *††	Peace Mark Holdings Ltd.	2,479,870	0
	Pegasus International Holdings Ltd.	36,000	3,257
	Pentamaster International Ltd.	1,550,000	142,205
#	Perfect Medical Health Management Ltd.	3,087,000	1,093,842
	Pico Far East Holdings Ltd.	5,142,000	700,576
	Playmates Holdings Ltd.	7,082,000	505,336
	Plover Bay Technologies Ltd.	2,224,000	518,988
	Pokfulam Development Co. Ltd.	62,000	71,888
*	PT International Development Co. Ltd.	8,347,150	189,655
	Public Financial Holdings Ltd.	2,848,000	765,874
* ††	Pyxis Group Ltd.	1,936,000	0
*	Regal Hotels International Holdings Ltd.	2,897,800	942,113
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	772,553
# *	Sa Sa International Holdings Ltd.	4,010,960	424,235
	Safety Godown Co. Ltd.	1,200,000	366,361
* Ω	Samsonite International SA	603,900	1,297,447
	SAS Dragon Holdings Ltd.	2,178,000	905,404
	SEA Holdings Ltd.	1,657,523	710,432
*	Shangri-La Asia Ltd.	3,754,000	2,077,153
*	Shenwan Hongyuan HK Ltd.	3,286,250	169,169
*	Shun Ho Property Investments Ltd.	1,254,757	145,219
*	Shun Tak Holdings Ltd.	10,715,419	1,391,445
	Singamas Container Holdings Ltd.	8,800,000	672,440
*	SJM Holdings Ltd.	12,588,750	3,928,319
	SmarTone Telecommunications Holdings Ltd.	1,939,981	958,936
#	Solomon Systech International Ltd.	10,238,000	469,570
	Soundwill Holdings Ltd.	600,500	478,488
*	South China Holdings Co. Ltd.	17,774,503	105,311
*	Space Group Holdings Ltd.	190,000	83,516
	Stella International Holdings Ltd.	2,678,500	2,594,078
#	Sun Hung Kai & Co. Ltd.	4,852,429	1,694,455
*	Suncorp Technologies Ltd.	210,000	8,806
	SUNeVision Holdings Ltd.	2,729,000	1,445,724

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	TAI Cheung Holdings Ltd.	2,329,000	$1,172,888
#	Tai Hing Group Holdings Ltd.	221,000	21,676
	Tai Sang Land Development Ltd.	798,910	381,797
#	Tan Chong International Ltd.	1,176,000	247,206
	Tao Heung Holdings Ltd.	1,396,000	131,668
*	Television Broadcasts Ltd.	1,992,500	686,236
*	Termbray Industries International Holdings Ltd.	94,900	4,891
	Texhong Textile Group Ltd.	293,500	189,031
	Texwinca Holdings Ltd.	4,008,000	525,886
	Tian Teck Land Ltd.	1,024,000	476,664
*	TOM Group Ltd.	416,000	34,185
	Town Health International Medical Group Ltd.	4,442,115	201,751
	Tradelink Electronic Commerce Ltd.	6,126,000	576,883
	Transport International Holdings Ltd.	1,584,202	1,673,347
	United Laboratories International Holdings Ltd.	5,916,000	2,479,542
*	Universal Technologies Holdings Ltd.	1,730,000	26,051
	Untrade.China Solar	1,669,500	7,178
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	50,976
#	Value Partners Group Ltd.	5,213,000	1,241,651
	Vanke Overseas Investment Holding Co. Ltd.	16,000	3,812
	Vedan International Holdings Ltd.	3,576,000	307,786
*	Vitasoy International Holdings Ltd.	3,373,000	5,759,826
#* Ω	VPower Group International Holdings Ltd., Class H	2,997,397	206,686
	VSTECS Holdings Ltd.	5,839,600	2,807,820
	VTech Holdings Ltd.	1,292,000	6,877,585
	Wai Kee Holdings Ltd.	5,620,738	1,123,489
	Wang On Group Ltd.	41,740,000	228,873
# *	Wealthking Investments Ltd.	7,296,000	380,873
	Wing On Co. International Ltd.	759,000	1,234,055
#	Wing Tai Properties Ltd.	2,187,331	955,634
*	YT Realty Group Ltd.	1,968,124	173,519
	YTO Express Holdings Ltd.	776,000	174,290
	Yue Yuen Industrial Holdings Ltd.	2,712,500	2,757,654
# *	Yunfeng Financial Group Ltd.	612,000	68,706
# *	Zensun Enterprises Ltd.	1,154,000	170,410
*	Zhaobangji Properties Holdings Ltd.	1,688,000	80,572

TOTAL HONG KONG			225,436,402

NEW ZEALAND — (4.6%)
*	AFT Pharmaceuticals Ltd.	34,226	73,851
*	Air New Zealand Ltd.	2,841,438	1,288,837
	Arvida Group Ltd.	1,179,235	863,217
#	Briscoe Group Ltd.	34,115	99,087
*	Channel Infrastructure NZ Ltd.	895,413	754,976
	Chorus Ltd.	2,451,723	11,836,205
	Colonial Motor Co. Ltd.	144,588	819,592
	Comvita Ltd.	50,282	93,583
	Delegat Group Ltd.	6,400	37,332
# *	Eroad Ltd.	24,092	17,941
#	Freightways Ltd.	900,023	5,407,973
	Genesis Energy Ltd.	161,189	265,066
*	Gentrack Group Ltd.	71,302	63,502
#	Hallenstein Glasson Holdings Ltd.	307,057	952,328
	Heartland Group Holdings Ltd.	2,385,492	2,369,642
#	Investore Property Ltd.	634,503	568,542
	KMD Brands Ltd.	2,468,331	1,549,615
#	Manawa Energy Ltd.	237,979	728,556
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	391,870

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Napier Port Holdings Ltd.	46,155	$76,208
#	NZME Ltd.	945,851	613,651
#	NZX Ltd.	1,535,149	1,070,639
	Oceania Healthcare Ltd.	1,384,448	691,359
# *	Pacific Edge Ltd.	1,212,223	302,854
	PGG Wrightson Ltd.	120,785	288,016
*	Pushpay Holdings Ltd.	2,847,906	2,065,797
*	Rakon Ltd.	182,922	128,422
	Restaurant Brands New Zealand Ltd.	145,379	604,216
* ††	RPNZ Ltd.	274,180	0
*	Sanford Ltd.	362,156	856,879
#	Scales Corp. Ltd.	436,710	1,202,276
#	Scott Technology Ltd.	52,367	85,572
*	Serko Ltd.	125,518	216,920
	Skellerup Holdings Ltd.	846,136	2,604,339
	SKY Network Television Ltd.	386,493	487,265
*	SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611
	Steel & Tube Holdings Ltd.	575,667	434,849
	Summerset Group Holdings Ltd.	626,265	3,523,582
*	Synlait Milk Ltd.	447,922	811,693
# *	Tourism Holdings Ltd.	683,001	1,464,474
	TOWER Ltd.	1,895,126	721,610
#	Turners Automotive Group Ltd.	109,772	226,600
# *	Vista Group International Ltd.	516,999	463,137
	Warehouse Group Ltd.	387,506	698,312

TOTAL NEW ZEALAND			54,979,996

SINGAPORE — (10.8%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	940,200	2,132,166
	Amara Holdings Ltd.	974,800	227,882
# *	Avarga Ltd.	2,626,500	454,880
	Aztech Global Ltd.	202,500	112,355
# *	Banyan Tree Holdings Ltd.	887,700	172,425
# *††	Best World International Ltd.	514,383	370,635
#	Bonvests Holdings Ltd.	950,000	637,539
	Boustead Singapore Ltd.	2,084,782	1,156,536
	BRC Asia Ltd.	26,900	30,780
#	Bukit Sembawang Estates Ltd.	1,176,003	3,373,547
	Bund Center Investment Ltd.	659,825	205,257
	Capitaland India Trust	4,303,400	3,405,672
#	Centurion Corp. Ltd.	1,405,100	326,932
#	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,106,497
	China Sunsine Chemical Holdings Ltd.	3,341,800	993,553
	Chip Eng Seng Corp. Ltd.	2,669,600	1,358,032
	Chuan Hup Holdings Ltd.	3,341,700	533,437
	Civmec Ltd.	162,700	69,493
	ComfortDelGro Corp. Ltd.	9,120,200	8,187,132
*	COSCO Shipping International Singapore Co. Ltd.	6,429,100	736,245
# *	Creative Technology Ltd.	285,050	259,224
#	CSE Global Ltd.	2,232,300	552,553
	Dasin Retail Trust	296,700	58,677
#	Del Monte Pacific Ltd.	2,302,364	479,655
#	Delfi Ltd.	1,075,400	535,473
* ††	DMX Technologies Group Ltd.	2,096,000	0
*	Dyna-Mac Holdings Ltd.	1,390,900	175,547
# *††	Ezion Holdings Ltd.	9,845,878	0
# *††	Ezra Holdings Ltd.	6,762,986	9,842
	Far East Orchard Ltd.	1,191,395	876,638

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	First Resources Ltd.	3,080,000	$3,235,952
#	First Sponsor Group Ltd.	484,728	422,109
	Food Empire Holdings Ltd.	1,334,200	471,787
	Fraser & Neave Ltd.	314,800	268,908
	Frasers Property Ltd.	13,400	8,474
#	Frencken Group Ltd.	1,328,900	788,686
	Fu Yu Corp. Ltd.	3,671,500	518,697
# *	Gallant Venture Ltd.	5,386,600	490,799
	Geo Energy Resources Ltd.	2,078,300	571,916
	GK Goh Holdings Ltd.	1,315,065	835,890
	Golden Agri-Resources Ltd.	31,541,800	6,467,918
# *	Golden Energy & Resources Ltd.	2,543,400	1,560,517
	GP Industries Ltd.	181,509	76,477
	Grand Venture Technology Ltd.	34,200	11,857
#	GuocoLand Ltd.	1,697,314	1,860,364
# *	Halcyon Agri Corp. Ltd.	1,635,533	283,108
#	Haw Par Corp. Ltd.	405,500	2,707,119
	Hiap Hoe Ltd.	498,000	259,111
#	Ho Bee Land Ltd.	1,505,100	2,457,285
#	Hong Fok Corp. Ltd.	2,553,594	1,678,609
#	Hong Leong Asia Ltd.	1,675,100	746,295
#	Hong Leong Finance Ltd.	1,014,200	1,690,724
#	Hotel Grand Central Ltd.	1,611,854	1,110,757
#	Hour Glass Ltd.	1,390,232	1,916,626
	HRnetgroup Ltd.	260,800	134,550
	Hutchison Port Holdings Trust	24,607,400	4,018,979
# *††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	757,600	2,170,587
#	Indofood Agri Resources Ltd.	2,701,700	562,267
#	InnoTek Ltd.	336,600	102,236
#	ISDN Holdings Ltd.	412,544	106,474
#	Japfa Ltd.	2,345,710	844,913
# *††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	6,911,022
#	KSH Holdings Ltd.	1,278,300	306,159
#	Low Keng Huat Singapore Ltd.	949,800	275,282
*	Mandarin Oriental International Ltd.	1,452,700	2,393,091
# *	Marco Polo Marine Ltd.	4,046,400	105,208
#	Metro Holdings Ltd.	2,946,592	1,300,210
	Mewah International, Inc.	89,000	19,691
	Micro-Mechanics Holdings Ltd.	115,800	225,080
# *††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	181,701
	Nanofilm Technologies International Ltd.	451,500	555,509
	Netlink NBN Trust	797,000	481,425
#	NSL Ltd.	409,900	234,832
# *	Oceanus Group Ltd.	6,540,800	50,863
	OUE Ltd.	2,004,600	1,784,873
#	Oxley Holdings Ltd.	7,186,441	752,104
	Pacific Century Regional Developments Ltd.	179,000	48,051
#	Pan-United Corp. Ltd.	1,866,350	534,434
#	Propnex Ltd.	386,300	354,822
#	PSC Corp. Ltd.	1,339,819	322,649
#	Q&M Dental Group Singapore Ltd.	1,136,160	268,629
	QAF Ltd.	1,484,380	839,002
# *	Raffles Education Ltd.	2,803,923	100,851
	Raffles Medical Group Ltd.	6,097,932	5,729,364
#	Riverstone Holdings Ltd.	341,500	130,129
	Samudera Shipping Line Ltd.	213,100	130,178

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	SATS Ltd.	416,700	$804,343
#	SBS Transit Ltd.	796,600	1,457,087
*	Sembcorp Marine Ltd.	37,571,400	3,366,908
	Sheng Siong Group Ltd.	3,904,500	4,306,374
*	SHS Holdings Ltd.	2,175,300	221,561
*	SIA Engineering Co. Ltd.	1,657,700	2,530,694
#	SIIC Environment Holdings Ltd.	5,686,720	591,935
	Silverlake Axis Ltd.	794,700	182,280
	Sinarmas Land Ltd.	7,118,700	954,899
#	Sing Holdings Ltd.	1,470,400	369,921
	Sing Investments & Finance Ltd.	350,675	363,886
	Singapore Land Group Ltd.	111,369	171,001
	Singapore Post Ltd.	9,550,100	3,646,761
	Singapore Shipping Corp. Ltd.	1,573,200	282,969
#	Stamford Land Corp. Ltd.	5,782,218	1,530,327
	StarHub Ltd.	4,724,700	3,571,851
	Straco Corp. Ltd.	130,000	35,743
#	Straits Trading Co. Ltd.	476,248	693,264
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	1,408,700	76,614
	Tiong Woon Corp. Holding Ltd.	26,600	8,496
#	Tuan Sing Holdings Ltd.	4,214,136	909,850
#	UMS Holdings Ltd.	2,312,968	1,462,921
	United Overseas Insurance Ltd.	168,150	751,660
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,420,203
#	Valuetronics Holdings Ltd.	2,647,550	832,465
#	Vicom Ltd.	557,500	740,815
#	Wee Hur Holdings Ltd.	2,614,200	362,690
#	Wing Tai Holdings Ltd.	3,717,167	3,996,514
	Yangzijiang Shipbuilding Holdings Ltd.	3,719,600	3,153,199
	Yeo Hiap Seng Ltd.	228,759	108,258

TOTAL SINGAPORE			130,859,243

TOTAL COMMON STOCKS			1,190,521,988

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Arafura Resources Ltd. Warrants 2/25/24	472,767	16,028
*	Australian Mines Ltd. Warrants 05/30/24	120,864	889
*	Decmil Group Ltd. Warrants 09/06/23	5,306	0
*	Eureka Group Holdings Ltd. Rights 11/18/22	7,127	0
*	European Lithium Ltd. Warrants 3/31/25	323,975	3,937
# *	Medical Developments International Ltd. Warrants 9/30/24	5,820	465
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0

TOTAL AUSTRALIA			21,319

HONG KONG — (0.0%)
# *	MECOM Power & Construction Ltd. Warrants 05/16/23	528,800	5,255

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			26,574

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)			1,190,548,562

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	1,496,806	$17,304,573

TOTAL INVESTMENTS — (100.0%) (Cost $1,557,108,416)			$1,207,853,135

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573

TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (3.6%)
	4imprint Group PLC	163,055	$6,501,702
*	Ascential PLC	1,604,885	3,534,828
	Bloomsbury Publishing PLC	316,806	1,678,089
	Centaur Media PLC	254,249	116,638
	Euromoney Institutional Investor PLC	592,842	9,845,186
# *	Frontier Developments PLC	55,575	844,491
	Future PLC	70,814	992,430
	Gamma Communications PLC	184,405	2,257,681
*	Helios Towers PLC	1,927,385	2,769,253
# *	Hyve Group PLC	1,575,593	966,924
	ITV PLC	3,365,215	2,591,070
	Moneysupermarket.com Group PLC	3,160,889	6,648,926
	Next Fifteen Communications Group PLC	128,193	1,289,413
	Reach PLC	2,094,224	2,214,936
*	S4 Capital PLC	109,011	219,596
	STV Group PLC	4,918	14,885
*	Tremor International Ltd.	176,315	690,886
# *	Tremor International Ltd., ADR	2,906	23,016

TOTAL COMMUNICATION SERVICES			43,199,950

CONSUMER DISCRETIONARY — (16.3%)
	888 Holdings PLC	2,213,314	2,355,813
*	AO World PLC	11,902	6,110
# *	ASOS PLC	70,017	450,854
* Ω	Aston Martin Lagonda Global Holdings PLC	676,550	817,588
	Bellway PLC	429,828	9,141,218
# *	boohoo Group PLC	980,423	455,638
*	Card Factory PLC	1,169,822	637,960
*	Cazoo Group Ltd.	576,666	184,533
	Coats Group PLC	4,921,327	3,414,230
#* Ω	Countryside Partnerships PLC	2,712,258	6,607,743
	Crest Nicholson Holdings PLC	1,872,966	4,341,472
	Currys PLC	5,993,730	4,476,581
* Ω	Deliveroo PLC	332,794	333,286
#	DFS Furniture PLC	1,258,487	1,768,140
# *	Dignity PLC	219,230	1,167,045
	Domino’s Pizza Group PLC	3,131,085	8,097,879
	Dr Martens PLC	207,083	588,922
	Dunelm Group PLC	693,916	6,888,146
*	Frasers Group PLC	1,220,486	9,056,198
	Fuller Smith & Turner PLC, Class A	151,287	775,859
	Games Workshop Group PLC	176,198	12,933,595
	Greggs PLC	604,556	14,014,474
* Ω	Gym Group PLC	975,013	1,292,302
	Halfords Group PLC	1,428,759	2,884,630
	Headlam Group PLC	502,271	1,386,892
	Henry Boot PLC	541,758	1,484,117
	Hollywood Bowl Group PLC	311,048	712,672
* Ω	Hostelworld Group PLC	206,214	212,552
	Inchcape PLC	2,415,336	20,604,988
*	J D Wetherspoon PLC	456,701	2,370,562
* Ω	Just Eat Takeaway.com NV	3,190	54,717
	Lookers PLC	1,488,558	1,361,541
*	Marston’s PLC	4,029,229	1,614,354
	Me Group International PLC	1,529,544	1,626,243

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Mitchells & Butlers PLC	2,002,591	$2,669,646
	MJ Gleeson PLC	240,572	1,028,076
*	Moonpig Group PLC	113,485	178,397
*	Motorpoint group PLC	51,520	85,491
# *	N Brown Group PLC	949,432	222,324
* Ω	On the Beach Group PLC	86,559	102,551
*	Pendragon PLC	5,100,308	1,594,317
	Pets at Home Group PLC	3,042,980	10,061,388
*	Playtech PLC	1,947,421	11,571,872
	PPHE Hotel Group Ltd.	15,424	223,270
*	Rank Group PLC	1,027,396	618,034
	Redrow PLC	1,679,801	8,083,236
*	Restaurant Group PLC	1,278,080	465,977
	Smiths News PLC	23,379	9,717
	Sportech PLC	119,311	23,632
*	SSP Group PLC	3,079,441	7,160,450
# ††	Studio Retail Group PLC	220,669	109,146
*	Superdry PLC	337,189	425,429
# *	THG PLC	272,308	166,021
Ω	TI Fluid Systems PLC	342,278	543,489
	Topps Tiles PLC	786,772	345,971
	Vertu Motors PLC	1,326,258	696,657
	VIDENDUM PLC	217,201	3,199,226
#	Vistry Group PLC	1,228,992	8,503,987
* Ω	Watches of Switzerland Group PLC	396,502	3,535,464
*	WH Smith PLC	401,628	5,429,758
	Wickes Group PLC	2,176,225	3,168,675
	Young & Co’s Brewery PLC, Class A	14,543	157,049

TOTAL CONSUMER DISCRETIONARY			194,498,104

CONSUMER STAPLES — (7.0%)
	AG Barr PLC	726,615	3,744,390
	Anglo-Eastern Plantations PLC	124,523	1,142,311
Ω	Bakkavor Group PLC	121,093	126,403
	Britvic PLC	1,626,728	13,586,475
*	C&C Group PLC	1,925,624	3,613,001
	Carr’s Group PLC	349,511	419,685
	Cranswick PLC	365,093	12,464,969
	Devro PLC	1,358,722	2,788,550
#	Fevertree Drinks PLC	421,689	4,609,763
*	Greencore Group PLC	3,651,826	2,811,597
	Hilton Food Group PLC	350,941	2,459,522
*	Marks & Spencer Group PLC	7,566,588	9,163,708
*	McBride PLC	895,746	246,051
	MP Evans Group PLC	7,544	70,063
# *	Naked Wines PLC	32,906	41,129
#	Nichols PLC	2,884	36,277
	Premier Foods PLC	4,727,225	5,619,404
	PZ Cussons PLC	1,717,225	3,937,452
	Tate & Lyle PLC	2,060,165	16,553,803

TOTAL CONSUMER STAPLES			83,434,553

ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115
	Diversified Energy Co. PLC	3,440,766	4,967,328
	Energean PLC	308,711	5,074,229
*	EnQuest PLC	12,456,788	3,863,068
	Genel Energy PLC	934,783	1,361,171

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,529,511	$3,666,757
	Hunting PLC	841,827	2,577,990
*	IGas Energy PLC	61,631	17,957
*	John Wood Group PLC	3,814,872	6,133,815
# *	Petrofac Ltd.	2,580,763	3,187,606
*	Pharos Energy PLC	1,842,454	559,758
*	Savannah Energy PLC	388,799	122,184
	Serica Energy PLC	1,069,552	3,694,684
# *	Tullow Oil PLC	7,204,010	3,348,061

TOTAL ENERGY			50,051,723

FINANCIALS — (18.4%)
	AJ Bell PLC	884,994	3,291,663
	Ashmore Group PLC	2,540,311	6,015,733
	Bank of Georgia Group PLC	283,322	6,912,953
	Beazley PLC	3,081,626	22,100,836
	Brooks Macdonald Group PLC	628	13,697
	Burford Capital Ltd.	958,135	7,745,879
	Chesnara PLC	863,650	2,635,353
	Close Brothers Group PLC	898,617	10,123,897
Ω	CMC Markets PLC	1,052,192	2,961,640
	Direct Line Insurance Group PLC	3,377,275	7,802,979
* Ω	Funding Circle Holdings PLC	104,248	58,460
*	Georgia Capital PLC	29,520	211,438
	Hiscox Ltd.	1,420,362	14,632,152
	IG Group Holdings PLC	568,289	5,183,510
	Impax Asset Management Group PLC	191,845	1,471,636
	IntegraFin Holdings PLC	536,992	1,549,184
	International Personal Finance PLC	1,421,817	1,269,000
	Investec PLC	959,278	4,807,607
	IP Group PLC	6,416,521	4,324,230
	Jupiter Fund Management PLC	2,622,791	3,120,482
	Just Group PLC	7,078,503	4,701,777
	Lancashire Holdings Ltd.	1,670,143	9,478,286
	Liontrust Asset Management PLC	113,589	1,112,511
	Man Group PLC	7,662,342	19,060,892
*	Metro Bank PLC	198,857	161,490
	Mortgage Advice Bureau Holdings Ltd.	3,857	28,532
	Ninety One PLC	1,874,430	4,359,726
	Numis Corp. PLC	311,926	647,162
	OSB Group PLC	2,135,454	10,176,648
	Paragon Banking Group PLC	1,934,045	9,462,355
	Plus500 Ltd.	525,338	10,868,092
	Polar Capital Holdings PLC	248,040	1,197,996
	Provident Financial PLC	1,503,647	2,818,550
Ω	Quilter PLC	8,070,566	8,945,685
	Rathbones Group PLC	357,843	7,691,235
	Record PLC	18,948	16,311
	S&U PLC	29,239	726,003
Ω	Sabre Insurance Group PLC	417,265	430,029
*	Saga PLC	781,370	774,231
	TBC Bank Group PLC	91,121	1,967,522
	TP ICAP Group PLC	4,137,686	8,726,393
	Virgin Money UK PLC	6,368,888	9,926,426
††	Waterloo Investment Holdings Ltd.	4,000	520
	XPS Pensions Group PLC	6,312	8,600

TOTAL FINANCIALS			219,519,301

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (4.9%)
* ††	4d pharma PLC	42,478	$6,089
	Advanced Medical Solutions Group PLC	401,543	1,257,132
	Alliance Pharma PLC	2,372,960	1,687,748
	CVS Group PLC	413,530	8,938,783
	EKF Diagnostics Holdings PLC	79,384	39,934
	EMIS Group PLC	328,823	7,003,787
*	Ergomed PLC	47,132	662,321
	Hikma Pharmaceuticals PLC	264,710	3,799,971
	Indivior PLC	771,895	14,621,023
Ω	Integrated Diagnostics Holdings PLC	1,249,693	961,470
#	Mediclinic International PLC	2,400,508	13,655,822
*	NIOX GROUP PLC	202,629	88,790
*	Oxford Biomedica PLC	2,667	9,866
*	PureTech Health PLC	342,938	910,495
* Ω	Spire Healthcare Group PLC	1,823,481	4,529,794
*	Trellus Health PLC	1,632	211
*	Verici Dx PLC	1,587	254

TOTAL HEALTH CARE			58,173,490

INDUSTRIALS — (22.3%)
	Avon Protection PLC	185,963	2,215,270
*	Babcock International Group PLC	2,860,700	9,035,971
	Balfour Beatty PLC	3,610,310	12,369,652
	Begbies Traynor Group PLC	60,262	89,424
Ω	Biffa PLC	1,510,258	7,107,390
	Bodycote PLC	1,201,080	6,831,497
	BRAEMAR PLC	91,109	309,146
	Chemring Group PLC	1,906,169	6,607,992
	Clarkson PLC	212,943	6,739,908
*	Costain Group PLC	237,261	96,481
# *	De La Rue PLC	498,978	537,362
# *	Dialight PLC	89,929	293,257
	Diploma PLC	427,629	12,162,994
	DiscoverIE Group PLC	594,505	5,078,646
*	easyJet PLC	916,028	3,647,334
# *	Esken Ltd.	1,707,178	108,033
#	Firstgroup PLC	2,617,521	3,142,543
	Galliford Try Holdings PLC	663,973	1,263,452
	Genuit Group PLC	1,449,475	4,235,995
	Goodwin PLC	383	13,915
	Grafton Group PLC	1,499,770	11,874,058
#,*	GXO Logistics, Inc.	4,386	160,252
	Hays PLC	9,235,636	11,644,369
	HomeServe PLC	313,380	4,265,265
	IMI PLC	286,976	4,042,592
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,105,859	4,871,650
*	James Fisher & Sons PLC	203,822	607,474
#	James Halstead PLC	122,173	265,718
*	JET2 PLC	813,756	7,936,226
	Johnson Service Group PLC	616,502	653,642
	Keller Group PLC	436,991	3,144,711
*	Kier Group PLC	1,662,440	1,139,230
Ω	Luceco PLC	278,939	250,588
	Mears Group PLC	682,577	1,483,434
	Mitie Group PLC	7,620,122	6,256,099
	Morgan Advanced Materials PLC	1,908,978	5,379,107
	Morgan Sindall Group PLC	256,662	4,528,818
*	National Express Group PLC	3,054,001	5,920,211

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Norcros PLC	155,421	$320,315
	Pagegroup PLC	1,968,311	9,493,890
	Porvair PLC	18,060	111,837
	QinetiQ Group PLC	3,269,929	13,478,205
	Redde Northgate PLC	1,393,933	5,331,142
	Renew Holdings PLC	72,048	507,597
*	Renewi PLC	600,858	3,640,202
	Ricardo PLC	310,737	1,569,647
	Robert Walters PLC	396,868	2,277,961
	Rotork PLC	4,427,553	12,977,500
	RPS Group PLC	1,020,701	2,590,860
	RWS Holdings PLC	131,987	464,039
	Senior PLC	2,397,255	3,576,127
	Serco Group PLC	5,072,076	9,486,190
	Severfield PLC	1,107,512	622,891
*	SIG PLC	4,224,897	1,511,674
	Smart Metering Systems PLC	541,910	4,546,260
	Speedy Hire PLC	3,288,866	1,457,569
	SThree PLC	872,133	3,714,135
	TClarke PLC	64,836	90,489
	Travis Perkins PLC	1,187,192	11,189,269
	Trifast PLC	524,611	379,064
	Tyman PLC	1,020,064	2,244,550
	Vesuvius PLC	1,540,577	5,984,894
	Volex PLC	465,064	1,318,575
	Volution Group PLC	752,219	2,662,652
	Vp PLC	153,784	1,259,224
	Wilmington PLC	334,384	1,113,132
	Wincanton PLC	700,232	2,653,922
	XP Power Ltd.	102,251	2,056,260

TOTAL INDUSTRIALS			264,939,778

INFORMATION TECHNOLOGY — (8.5%)
*	accesso Technology Group PLC	14,495	103,125
	Bytes Technology Group PLC	575,106	2,368,363
*	Capita PLC	10,274,296	2,858,779
*	CentralNic Group PLC	22,135	33,160
	Computacenter PLC	501,179	10,398,774
	dotdigital group PLC	438,664	381,243
*	FD Technologies PLC	32,908	506,070
	FDM Group Holdings PLC	476,786	3,440,080
	GB Group PLC	174,978	763,830
	Gooch & Housego PLC	2,781	15,380
	IDOX PLC	140,149	98,170
	iomart Group PLC	279,306	432,000
# *	IQE PLC	2,163,920	1,038,585
	Kainos Group PLC	478,788	6,798,170
	Keywords Studios PLC	1,958	54,145
*	Kin & Carta PLC	280,359	692,815
	Learning Technologies Group PLC	829,270	1,021,916
	Micro Focus International PLC	1,571,570	9,370,682
	NCC Group PLC	1,818,657	4,159,096
* Ω	Network International Holdings PLC	234,622	878,618
	Oxford Instruments PLC	348,518	7,622,631
	PayPoint PLC	461,831	3,067,941
	Renishaw PLC	117,624	4,719,863
#	RM PLC	358,749	108,806
	Softcat PLC	677,739	8,707,891
	Spectris PLC	462,131	16,016,986

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	4,065,908	$12,069,222
#	Strix Group PLC	162,410	201,069
	TT Electronics PLC	1,084,117	1,677,168
*	Xaar PLC	539,952	1,056,428

TOTAL INFORMATION TECHNOLOGY			100,661,006

MATERIALS — (5.1%)
*	Accsys Technologies PLC	9,505	7,489
	Breedon Group PLC	2,323,004	1,393,445
	Capital Ltd.	59,308	55,799
	Castings PLC	172,368	630,187
	Centamin PLC	8,251,207	8,388,129
	Central Asia Metals PLC	719,628	1,762,981
	Ecora Resources PLC	1,243,076	2,184,177
*	Elementis PLC	3,385,183	3,578,676
	Essentra PLC	1,720,465	4,429,271
	Ferrexpo PLC	232,253	272,403
Ω	Forterra PLC	1,574,753	3,939,978
	Gem Diamonds Ltd.	413,552	141,567
	Hill & Smith Holdings PLC	549,355	6,209,866
	Hochschild Mining PLC	1,822,730	1,113,715
Ω	Ibstock PLC	2,968,140	5,291,670
	Marshalls PLC	1,374,930	3,978,368
	Pan African Resources PLC	5,291,713	1,024,684
*	Petra Diamonds Ltd.	17,532	22,964
	RHI Magnesita NV	132,739	2,821,488
# *	SolGold PLC	1,288,015	235,685
	Synthomer PLC	2,154,069	2,786,722
	Victrex PLC	545,312	10,356,993
	Zotefoams PLC	103,100	349,078

TOTAL MATERIALS			60,975,335

REAL ESTATE — (3.0%)
	CLS Holdings PLC	4,103	6,734
	Foxtons Group PLC	1,351,763	465,017
	Grainger PLC	4,237,552	11,018,013
	Harworth Group PLC	30,381	36,087
	Helical PLC	846,617	3,202,729
*	IWG PLC	4,139,249	6,256,661
	LSL Property Services PLC	445,897	1,172,340
	Phoenix Spree Deutschland Ltd.	15,813	47,899
	Savills PLC	965,499	9,122,034
	Sirius Real Estate Ltd.	3,658,372	2,959,759
	Watkin Jones PLC	961,788	1,030,026

TOTAL REAL ESTATE			35,317,299

UTILITIES — (4.2%)
	Centrica PLC	12,351,821	10,853,682
Ω	ContourGlobal PLC	186,518	539,940
	Drax Group PLC	2,494,304	14,895,027
	Pennon Group PLC	1,360,703	13,075,947
	Telecom Plus PLC	427,882	10,401,875

TOTAL UTILITIES			49,766,471

TOTAL COMMON STOCKS Cost ($1,400,292,665)			1,160,537,010

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	2,548,908	$29,467,920

TOTAL INVESTMENTS — (100.0%) (Cost $1,429,768,069)			$1,190,004,930

ADR	American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920

TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (93.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,125,094
	ANDRITZ AG	444,373	20,652,912
#	AT&S Austria Technologie & Systemtechnik AG	196,167	6,058,605
Ω	BAWAG Group AG	344,403	16,626,330
	CA Immobilien Anlagen AG	88,590	2,798,056
# *	DO & Co. AG	46,272	3,636,929
	EVN AG	246,314	4,097,758
# *	FACC AG	141,355	907,268
	Flughafen Wien AG	12,084	376,173
*	Immofinanz AG	681,828	0
*	Josef Manner & Comp AG	870	88,813
# *	Kapsch TrafficCom AG	29,728	339,889
#	Lenzing AG	86,455	4,136,358
#	Mayr Melnhof Karton AG	56,930	8,101,074
	Oberbank AG	23,479	2,378,393
#	Oesterreichische Post AG	120,333	3,423,854
	Palfinger AG	105,663	2,441,553
#	POLYTEC Holding AG	109,361	507,676
	Porr AG	100,602	1,037,907
	Raiffeisen Bank International AG	196,772	2,736,551
#	Rosenbauer International AG	21,100	725,140
	Schoeller-Bleckmann Oilfield Equipment AG	73,217	4,027,635
#	Semperit AG Holding	71,506	1,413,874
	Strabag SE	106,594	4,092,721
	Telekom Austria AG	1,164,981	6,771,953
	UBM Development AG	21,002	579,473
	UNIQA Insurance Group AG	993,598	6,439,352
	Vienna Insurance Group AG Wiener Versicherung Gruppe	299,448	6,697,412
	voestalpine AG	591,159	12,834,228
	Wienerberger AG	681,129	15,569,801
	Zumtobel Group AG	155,917	941,788

TOTAL AUSTRIA			141,564,570

BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242
*	AGFA-Gevaert NV	1,252,462	3,786,601
	Atenor	22,537	933,504
	Banque Nationale de Belgique	54	44,777
	Barco NV	470,132	10,150,273
	Bekaert SA	256,170	7,138,803
#* Ω	Biocartis Group NV	227,423	273,942
#	bpost SA	371,051	1,834,137
# *	Cie d’Entreprises CFE	49,898	529,761
	Deceuninck NV	480,813	978,639
*	Deme Group NV	49,898	5,559,142
	D’ieteren Group	122,666	20,415,062
#	Econocom Group SA	727,792	1,977,981
	Elia Group SA	80,342	10,157,822
	Etablissements Franz Colruyt NV	132,925	3,204,039
*	Euronav NV	1,350,857	23,568,151
	EVS Broadcast Equipment SA	69,287	1,416,084
	Exmar NV	148,598	1,397,991
	Fagron	316,324	3,937,951
*	Galapagos NV	207,089	9,445,349
	Gimv NV	126,391	5,396,107
*	Greenyard NV	2,890	19,128
#	Immobel SA	23,226	950,928

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	136,652	$1,908,543
	Jensen-Group NV	20,961	584,538
*	Kinepolis Group NV	94,932	3,578,632
#	Lotus Bakeries NV	2,011	11,184,721
# *	MDxHealth SA	69,016	52,482
#	Melexis NV	122,609	8,432,581
# *	Ontex Group NV	562,200	3,315,844
	Picanol	10,868	751,386
	Proximus SADP	807,234	8,462,819
	Recticel SA	306,705	4,238,379
	Roularta Media Group NV	19,318	317,881
	Shurgard Self Storage SA	57,755	2,514,706
	Sipef NV	38,999	2,199,722
	Telenet Group Holding NV	243,024	3,705,202
	TER Beke SA	3,765	331,211
*	Tessenderlo Group SA	205,166	6,218,568
	Van de Velde NV	47,376	1,494,830
	VGP NV	24,918	1,889,391
	Viohalco SA	498,361	1,850,244

TOTAL BELGIUM			200,214,094

DENMARK — (6.2%)
*	ALK-Abello AS	918,859	15,192,293
	Alm Brand AS	5,914,829	8,083,326
# *	Bang & Olufsen AS	635,976	739,586
	BankNordik P/F	10,800	172,021
*	Bavarian Nordic AS	457,765	14,566,205
# *	Brodrene Hartmann AS	16,148	492,694
#	cBrain AS	18,289	400,109
#	Chemometec AS	81,365	7,669,511
#	Columbus AS	490,087	448,570
	D/S Norden AS	203,501	10,532,200
	Dfds AS	260,309	7,899,593
#	Djurslands Bank AS	6,232	253,006
	FLSmidth & Co. AS	319,467	7,383,934
	Fluegger Group AS	4,198	250,940
#	GN Store Nord AS	165,746	3,522,321
	GronlandsBANKEN AS	1,125	84,345
	H Lundbeck AS	1,391,862	5,207,911
*	H Lundbeck AS, Class A	14,791	50,268
*	H+H International AS, Class B	131,547	2,028,921
*	Harboes Bryggeri AS, Class B	5,094	46,807
# *	ISS AS	927,711	17,037,438
	Jeudan AS	40,046	1,418,588
*	Jyske Bank AS	445,581	24,047,629
#	Lan & Spar Bank	4,895	419,099
	Matas AS	287,314	2,749,889
#* Ω	Netcompany Group AS	70,537	2,418,327
*	Nilfisk Holding AS	154,895	2,881,653
*	NKT AS	285,928	14,269,861
#* Ω	NNIT AS	71,567	518,877
	North Media AS	5,372	46,002
*	NTG Nordic Transport Group AS, Class A	13,802	447,686
# *	Parken Sport & Entertainment AS	13,669	133,769
	Per Aarsleff Holding AS	134,378	3,753,160
	Ringkjoebing Landbobank AS	197,936	21,527,994
#	Rockwool AS, Class B	19,172	3,818,180
	ROCKWOOL AS, Class A	421	83,024
	Royal Unibrew AS	312,072	17,826,861

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	54,444	$917,742
Ω	Scandinavian Tobacco Group AS, Class A	455,260	7,625,907
	Schouw & Co. AS	95,182	6,038,837
	SimCorp AS	257,158	15,355,075
	Solar AS, Class B	42,715	3,221,288
	SP Group AS	4,788	161,626
	Spar Nord Bank AS	609,820	7,383,542
	Sparekassen Sjaelland-Fyn AS	1,651	37,903
	Sydbank AS	469,010	14,281,518
	TCM Group AS	2,578	24,389
# *	Tivoli AS	9,878	1,022,684
	Topdanmark AS	367,737	16,972,205
	TORM PLC, Class A	195,257	5,224,515
	UIE PLC	103,360	2,538,584
# *	Zealand Pharma AS	217,874	5,611,398

TOTAL DENMARK			284,839,811

FINLAND — (5.3%)
	Aktia Bank Oyj	344,733	3,427,298
#	Alandsbanken Abp, Class B	23,036	728,344
	Alma Media Oyj	133,889	1,109,278
	Apetit Oyj	21,105	212,633
	Aspo Oyj	106,324	840,659
#	Atria Oyj	98,413	918,123
#	Bittium Oyj	204,447	775,741
	Cargotec Oyj, Class B	269,125	10,121,692
	Caverion Oyj	645,461	2,868,462
#	Citycon Oyj	452,512	2,819,270
	Digia Oyj	85,054	500,054
# Ω	Enento Group Oyj	4,290	89,083
# *	Finnair Oyj	4,568,940	1,934,619
	Fiskars Oyj Abp	215,530	3,104,401
*	F-Secure Oyj	730,842	2,066,827
	Glaston OYJ ABP	9,217	7,883
#	Harvia Oyj	70,873	1,005,445
#	HKScan Oyj, Class A	234,984	220,865
	Huhtamaki Oyj	643,085	23,112,067
	Ilkka Oyj	58,887	210,257
#	Kamux Corp.	59,097	285,821
	Kemira Oyj	751,311	9,920,593
	Kojamo Oyj	622,080	8,096,129
	Konecranes Oyj	414,845	10,437,680
#	Lassila & Tikanoja Oyj	219,184	2,152,778
	Marimekko Oyj	35,459	320,170
	Metsa Board Oyj, Class B	1,216,871	9,153,818
	Metso Outotec Oyj	182,863	1,387,764
	Musti Group Oyj	68,620	1,289,166
	Nokian Renkaat Oyj	796,563	8,982,697
	Olvi Oyj, Class A	99,753	3,081,826
	Oma Saastopankki Oyj	8,486	166,833
	Oriola Oyj, Class A	6,054	11,218
	Oriola Oyj, Class B	880,807	1,597,787
	Orion Oyj, Class B	676,382	31,125,885
#	Outokumpu Oyj	2,443,351	9,806,064
	Pihlajalinna Oyj	80,774	745,778
#	Ponsse Oyj	71,199	1,769,032
# *	QT Group Oyj	56,665	2,420,179
	Raisio Oyj, Class V	985,362	1,907,264
	Rapala VMC Oyj	116,693	494,262

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Revenio Group Oyj	141,280	$5,254,758
# Ω	Rovio Entertainment Oyj	42,808	244,000
	Sanoma Oyj	722,281	8,455,336
	Taaleri Oyj	8,120	76,871
#	Talenom Oyj	7,120	63,392
	Teleste Oyj	52,966	187,298
Ω	Terveystalo Oyj	139,213	861,014
	TietoEVRY Oyj	552,526	13,171,788
	Tokmanni Group Corp.	348,970	4,219,442
	Uponor Oyj	391,564	5,200,923
	Vaisala Oyj, Class A	125,217	4,874,144
	Valmet Oyj	1,002,259	22,794,608
#	Verkkokauppa.com Oyj	13,945	43,253
# *	Viking Line Abp	11,073	129,680
	Wartsila OYJ Abp	1,509,439	10,290,257
*	WithSecure Oyj	730,842	1,182,590
#	YIT Oyj	1,185,347	2,972,466

TOTAL FINLAND			241,247,565

FRANCE — (10.4%)
	ABC arbitrage	185,857	1,200,864
*	Air France-KLM	1,611,431	2,118,888
	AKWEL	68,408	993,993
# Ω	ALD SA	128,220	1,367,989
	Altamir	136,094	3,213,074
	Alten SA	124,188	14,508,910
	Assystem SA	61,561	2,257,769
# *	Atos SE	337,963	3,297,948
	Aubay	52,444	2,295,330
#	Axway Software SA	38,973	605,146
#	Bastide le Confort Medical	18,680	531,525
	Beneteau SA	251,906	2,791,691
#	Bigben Interactive	101,428	761,730
	Boiron SA	38,341	1,750,362
#	Bonduelle SCA	99,470	1,155,839
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	350,623
# *	Casino Guichard Perrachon SA	265,777	2,556,352
#	Catana Group	47,853	237,293
#	Catering International Services	12,144	112,942
#	Cegedim SA	41,834	648,484
*	CGG SA	4,492,509	3,816,286
#	Chargeurs SA	144,516	1,910,256
*	Cie des Alpes	137,830	1,698,870
	Cie Plastic Omnium SA	411,439	5,765,073
# *	Claranova SE	66,462	154,850
*	Coface SA	765,331	8,519,779
	Derichebourg SA	739,624	3,229,701
# *	Ekinops SAS	7,393	50,913
	Electricite de Strasbourg SA	21,112	1,960,362
#* Ω	Elior Group SA	767,831	1,704,412
	Elis SA	1,251,812	14,335,632
	Equasens	8,599	603,849
	Eramet SA	79,089	5,181,243
# *	Esso SA Francaise	4,117	220,731
	Etablissements Maurel et Prom SA	385,475	1,732,633
	Eurazeo SE	106,784	6,093,674
#	Eutelsat Communications SA	1,235,151	12,398,627
	Exel Industries, Class A	10,459	411,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Faurecia SE	784,980	$11,719,007
#	Fnac Darty SA	96,249	2,973,451
*	Gaumont SA	10,715	1,062,811
	Gaztransport Et Technigaz SA	161,171	18,750,394
#	GEA	2,433	188,823
*	Genfit	11,113	44,240
*	GL Events	58,364	907,658
	Groupe Crit	22,187	1,290,838
*	Groupe Gorge SA	4,320	84,714
	Groupe SFPI	21,754	47,097
	Guerbet	37,446	642,002
#	Guillemot Corp.	2,527	29,349
#	Haulotte Group SA	73,020	198,786
	HEXAOM	15,908	303,377
*	ID Logistics Group	14,970	4,021,878
	Imerys SA	231,218	9,464,145
	Infotel SA	637	31,853
# *	Innate Pharma SA	15,558	32,524
	Interparfums SA	953	45,943
	IPSOS	296,328	14,344,406
	Jacquet Metals SACA	93,637	1,456,368
*	JCDecaux SE	271,301	3,425,266
#	Kaufman & Broad SA	123,411	2,998,720
	Korian SA	474,465	4,483,143
	Laurent-Perrier	13,997	1,364,025
	Lectra	150,063	4,801,682
	Linedata Services	16,071	746,447
	LISI	124,665	2,461,930
#	LNA Sante SA	33,206	968,015
# Ω	Maisons du Monde SA	178,143	1,746,218
	Manitou BF SA	69,984	1,428,050
	Manutan International	15,102	1,514,373
	Mersen SA	128,079	4,143,989
	Metropole Television SA	253,936	2,626,339
# *	Nacon SA	44,739	112,492
Ω	Neoen SA	37,275	1,300,157
	Nexans SA	198,522	18,537,701
	Nexity SA	259,379	5,195,429
# *	Nicox	145,865	255,158
	NRJ Group	87,189	561,642
#	Oeneo SA	128,172	1,773,460
*	OL Groupe SA	10,735	29,307
# *	Onxeo SA	48,958	8,189
# *	Orpea SA	45,620	369,974
#	Plastiques Du Val De Loire	14,341	48,217
*	Prodways Group SA	6,480	23,739
	Quadient SA	220,547	3,102,935
# *	Rallye SA	6,989	17,923
# * ††	Recylex SA	102,008	34,930
	Rexel SA	1,687,054	30,105,974
	Robertet SA	1,246	1,038,210
	Rothschild & Co.	141,560	5,020,250
	Rubis SCA	601,544	13,660,662
#	Samse SA	7,930	1,335,689
	Savencia SA	35,032	1,941,962
	SCOR SE	685,317	10,305,884
	SEB SA	16,229	1,056,533
	Seche Environnement SA	21,328	1,810,725
	SES SA	1,765,998	12,526,130

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
* Ω	SMCP SA	71,339	$448,432
	Societe BIC SA	178,902	10,270,068
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	3,147,406
	Societe pour I’Informatique Industrielle	56,188	2,602,693
*	SOITEC	136,660	17,498,496
# *	Solocal Group	681,417	457,624
	Somfy SA	88,329	9,409,088
	Sopra Steria Group SACA	120,286	15,921,347
	SPIE SA	887,677	20,765,906
# * Ω	SRP Groupe SA	56,827	91,552
	Stef SA	25,714	2,048,595
	Sword Group	37,202	1,401,826
	Synergie SE	67,143	1,814,348
*	Technicolor Creative Studios SA	81,942	127,704
	Technip Energies NV	366,826	4,735,268
#	Television Francaise 1	412,012	2,615,479
#	TFF Group	9,347	336,188
	Thermador Groupe	37,127	3,088,545
#	Tikehau Capital SCA	31,518	765,737
	Totalenergies EP Gabon	4,026	652,358
	Trigano SA	62,717	6,419,541
*	Ubisoft Entertainment SA	271,667	7,453,429
#	Union Financiere de France BQE SA	18,515	239,661
	Valeo	736,515	12,132,592
*	Vallourec SA	577,711	6,146,670
*	Vantiva SA	81,942	60,982
Ω	Verallia SA	187,176	5,303,612
	Vetoquinol SA	15,514	1,288,950
#	Vicat SA	115,287	2,642,752
	VIEL & Cie SA	156,945	899,381
	Vilmorin & Cie SA	35,845	1,588,335
	Virbac SA	28,641	7,018,432
*	Voltalia SA	11,960	227,774
	Vranken-Pommery Monopole SA	16,787	263,847
	Wavestone	9,891	426,173
* Ω	X-Fab Silicon Foundries SE	168,469	872,162
*	Xilam Animation SA	415	12,519

TOTAL FRANCE			474,261,640

GERMANY — (13.4%)
	1&1 AG	253,564	3,340,401
	7C Solarparken AG	139,107	604,770
*	Aareal Bank AG	523,741	16,561,936
	Adesso SE	7,240	716,808
	AIXTRON SE	405,671	9,968,807
	All for One Group SE	4,503	176,726
	Allgeier SE	58,776	1,700,463
	Amadeus Fire AG	10,622	1,072,046
#	Aroundtown SA	673,419	1,334,881
	Atoss Software AG	16,166	1,968,270
	Aurubis AG	287,683	18,152,871
# * Ω	Auto1 Group SE	15,108	101,609
	Basler AG	108,156	2,935,858
# *	Bauer AG	99,166	646,855
	BayWa AG	105,190	4,746,562
	BayWa AG	124	7,275
#	Bechtle AG	115,608	3,993,857
Ω	Befesa SA	88,473	3,072,874
	Bertrandt AG	38,449	1,145,057

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	bet-at-home.com AG	6,853	$30,091
*	Bijou Brigitte AG	23,422	805,023
#	Bilfinger SE	207,655	5,776,727
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	2,460,956
	CANCOM SE	253,430	6,262,736
#	CECONOMY AG	1,120,535	1,823,567
	CENIT AG	57,781	754,172
	Cewe Stiftung & Co. KGAA	45,952	3,599,497
	CompuGroup Medical SE & Co. KgaA	192,725	6,088,962
	CropEnergies AG	187,944	2,995,251
*	CTS Eventim AG & Co. KGaA	124,540	5,945,103
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	656,367
	Dermapharm Holding SE	78,722	2,993,040
	Deutsche Beteiligungs AG	115,972	2,938,902
Ω	Deutsche Pfandbriefbank AG	1,147,894	8,549,660
	Deutz AG	858,725	3,242,034
	DIC Asset AG	383,365	2,642,774
	DMG Mori AG	4,196	170,839
#	Dr Hoenle AG	35,520	547,938
	Draegerwerk AG & Co. KGaA	20,476	739,253
#	Duerr AG	393,605	10,404,052
Ω	DWS Group GmbH & Co. KGaA	4,604	124,475
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	4,059,993
	EDAG Engineering Group AG	51,353	517,974
	Elmos Semiconductor SE	7,537	344,531
	ElringKlinger AG	192,671	1,379,091
	Encavis AG	499,231	9,294,543
	Energiekontor AG	14,403	1,278,950
*	Evotec SE	7,644	145,794
	Fabasoft AG	509	9,039
#	Fielmann AG	154,321	4,916,129
# *	flatexDEGIRO AG	107,566	940,134
*	Fraport AG Frankfurt Airport Services Worldwide	208,969	8,050,768
	Freenet AG	962,168	18,912,546
	Fuchs Petrolub SE	117,437	2,831,459
	GEA Group AG	131,212	4,586,442
	Gerresheimer AG	240,843	13,797,563
	Gesco AG	55,404	1,378,889
	GFT Technologies SE	168,983	5,509,230
*	GK Software SE	581	70,037
*	Global Fashion Group SA	76,275	128,456
#	Grand City Properties SA	814,875	7,926,771
#	GRENKE AG	9,184	187,306
*	H&R GmbH & Co. KGaA	71,674	464,763
	Hamburger Hafen und Logistik AG	189,581	2,220,451
	Hawesko Holding AG	313	12,279
# *	Heidelberger Druckmaschinen AG	1,919,276	2,649,143
# *	HelloFresh SE	230,100	4,599,506
	Hensoldt AG	101,947	2,395,232
*	Highlight Communications AG	98,406	380,211
	Hochtief AG	45,854	2,435,944
	Hornbach Holding AG & Co. KGaA	56,348	3,840,990
	Hugo Boss AG	426,713	19,653,270
# *	Hypoport SE	7,011	684,803
	Indus Holding AG	138,578	2,734,593
Ω	Instone Real Estate Group SE	48,824	355,372
	IVU Traffic Technologies AG	51,403	718,621
	Jenoptik AG	405,384	8,887,262
Ω	JOST Werke AG	7,900	337,132

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	K&S AG	1,269,799	$28,035,878
#	KION Group AG	93,598	2,075,094
#	Kloeckner & Co. SE	485,557	3,805,391
#	Knaus Tabbert AG	1,753	47,795
# *	Koenig & Bauer AG	89,315	1,120,254
#	Kontron AG	346,499	5,015,038
	Krones AG	112,799	10,446,698
	KSB SE & Co. KGaA	3,293	1,301,411
	KWS Saat SE & Co. KGaA	83,735	4,861,268
	Lanxess AG	577,941	19,544,674
#	LEG Immobilien SE	61,876	4,039,586
#	Leifheit AG	59,026	838,024
# *	Leoni AG	176,283	1,240,731
# *	Manz AG	25,270	661,801
*	Mediclin AG	82,946	294,934
*	Medigene AG	116,971	259,979
*	METRO AG	1,012,891	7,726,721
	MLP SE	440,536	2,045,867
# *	Nagarro SE	61,364	6,104,668
	New Work SE	20,199	2,530,611
	Nexus AG	99,836	5,354,218
# *	Nordex SE	967,673	9,020,804
	Norma Group SE	219,343	3,477,165
	OHB SE	38,571	1,082,039
	PATRIZIA SE	348,340	2,556,645
	Pfeiffer Vacuum Technology AG	48,041	6,786,723
#	PNE AG	491,579	9,355,701
	Progress-Werk Oberkirch AG	8,558	209,655
	ProSiebenSat.1 Media SE	1,391,977	9,459,330
	PSI Software AG	70,343	1,607,838
*	PVA TePla AG	86,836	1,454,999
*	q.beyond AG	718,542	594,211
*	R Stahl AG	14,952	208,209
#	Rational AG	40	22,548
	Rheinmetall AG	186,043	30,241,593
	RTL Group SA	762	25,867
	SAF-Holland SE	297,427	2,201,823
#	Salzgitter AG	264,670	5,914,992
	Schloss Wachenheim AG	6,929	113,705
# Ω	Scout24 SE	302,097	15,480,950
#	Secunet Security Networks AG	8,338	1,828,997
# *	SGL Carbon SE	337,757	2,395,657
# * Ω	Shop Apotheke Europe NV	9,889	409,500
	Siltronic AG	146,283	9,097,040
	Sixt SE	96,820	9,081,096
# *	SMA Solar Technology AG	59,742	2,890,339
*	SNP Schneider-Neureither & Partner SE	3,170	47,447
	Softing AG	10,587	53,700
#	Software AG	393,922	8,617,826
	Stabilus SE	175,916	9,650,722
	STRATEC SE	33,736	2,828,038
#	Stroeer SE & Co. KGaA	203,324	8,289,296
	Suedzucker AG	526,208	6,705,946
#	SUESS MicroTec SE	146,951	1,661,276
	Surteco Group SE	47,139	889,610
#	Synlab AG	13,980	180,007
#	TAG Immobilien AG	1,209,596	7,575,458
#	Takkt AG	250,065	3,238,606
* Ω	TeamViewer AG	509,264	4,890,457

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	46,673	$1,174,178
# *	thyssenkrupp AG	1,953,574	10,283,477
	Traffic Systems SE	37,280	666,353
	United Internet AG	91,555	1,711,444
# *	va-Q-tec AG	2,370	30,419
#	Varta AG	24,311	651,501
#	VERBIO Vereinigte BioEnergie AG	169,400	13,344,165
*	Vitesco Technologies Group AG, Class A	10,364	554,563
#	Vossloh AG	76,106	2,731,054
	Wacker Chemie AG	16,328	1,900,994
	Wacker Neuson SE	227,890	3,592,802
	Washtec AG	86,629	3,253,446
# *	Westwing Group SE	41,567	282,363
	Wuestenrot & Wuerttembergische AG	119,837	1,690,731
	Zeal Network SE	53,966	1,362,541

TOTAL GERMANY			611,161,049

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	885,140	2,560,633
	Bank of Ireland Group PLC	5,945,531	42,811,519
	Cairn Homes PLC	1,908,875	1,848,135
*	Dalata Hotel Group PLC	287,904	923,643
	FBD Holdings PLC	142,812	1,396,895
	Glanbia PLC	1,151,741	13,421,247
* Ω	Glenveagh Properties PLC	957,454	936,548
	Irish Continental Group PLC	820,853	3,315,296
*	Permanent TSB Group Holdings PLC	268,168	446,515

TOTAL IRELAND			67,660,431

ISRAEL — (3.6%)
#	Adgar Investment & Development Ltd.	105,459	179,779
	Afcon Holdings Ltd.	3,064	144,816
#	AFI Properties Ltd.	100,052	2,999,563
	Africa Israel Residences Ltd.	13,924	558,786
*	Airport City Ltd.	113,983	1,887,228
# *	Allot Ltd.	189,485	746,566
#	Alrov Properties & Lodgings Ltd.	49,832	2,547,777
#	Arad Ltd.	28,474	365,024
	Ashtrom Group Ltd.	107,315	2,335,601
	AudioCodes Ltd.	25,159	512,064
	Aura Investments Ltd.	334,602	591,150
	Automatic Bank Services Ltd.	11,760	52,574
*	Avgol Industries 1953 Ltd.	468,925	277,045
	Azorim-Investment Development & Construction Co. Ltd.	575,905	2,003,942
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	726,956
	Blue Square Real Estate Ltd.	37,333	2,478,883
*	Brack Capital Properties NV	18,347	1,952,680
# *	Brainsway Ltd.	17,217	30,440
# *	Camtek Ltd.	23,329	526,199
	Carasso Motors Ltd.	132,164	829,746
*	Cellcom Israel Ltd.	497,683	2,491,521
*	Ceragon Networks Ltd.	266,244	479,239
*	Clal Insurance Enterprises Holdings Ltd.	321,004	5,539,393
# *	Compugen Ltd.	113,943	102,552

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Danel Adir Yeoshua Ltd.	24,002	$2,781,987
#	Delek Automotive Systems Ltd.	260,248	3,350,973
*	Delek Group Ltd.	30,697	4,673,839
	Delta Galil Industries Ltd.	75,453	3,416,178
	Dor Alon Energy in Israel 1988 Ltd.	17,532	606,425
#	Duniec Brothers Ltd.	1,094	56,623
#	Electra Consumer Products 1970 Ltd.	43,403	1,502,313
	Electra Ltd.	8,299	4,828,874
	Electra Real Estate Ltd.	44,441	545,652
*	Ellomay Capital Ltd.	2,597	48,433
	Energix-Renewable Energies Ltd.	79,976	279,210
*	Enlight Renewable Energy Ltd.	2,358,065	4,775,758
# *	Equital Ltd.	130,022	4,009,564
*	Fattal Holdings 1998 Ltd.	6,068	616,336
	FMS Enterprises Migun Ltd.	19,186	635,932
	Formula Systems 1985 Ltd.	64,555	5,239,737
	Formula Systems 1985 Ltd., Sponsored ADR	640	52,154
	Fox Wizel Ltd.	46,883	5,715,489
	Gav-Yam Lands Corp. Ltd.	423,939	3,595,477
# *	Gilat Satellite Networks Ltd.	236,247	1,417,418
*	Hagag Group Real Estate Development	16,780	91,345
	Harel Insurance Investments & Financial Services Ltd.	448,124	4,313,629
	Hilan Ltd.	106,225	5,562,285
	IDI Insurance Co. Ltd.	47,574	1,270,471
	IES Holdings Ltd.	1,354	94,672
	Ilex Medical Ltd.	4,067	103,032
#	Infinya Ltd.	21,885	2,114,085
	Inrom Construction Industries Ltd.	367,899	1,501,587
	Isracard Ltd.	167,634	495,670
	Israel Canada T.R Ltd.	220,206	634,811
#	Israel Land Development - Urban Renewal Ltd.	81,564	1,059,796
	Isras Investment Co. Ltd.	5,893	1,109,587
#	Issta Lines Ltd.	16,402	450,986
# *	Kamada Ltd.	212,977	979,238
	Kardan Real Estate Enterprise & Development Ltd.	24,718	24,101
	Kenon Holdings Ltd.	76,497	2,930,736
	Kerur Holdings Ltd.	33,018	714,288
#	Klil Industries Ltd.	5,696	475,964
	Lahav L.R. Real Estate Ltd.	9,407	10,486
	Levinstein Properties Ltd.	377	9,753
	M Yochananof & Sons Ltd.	5,479	322,551
	Magic Software Enterprises Ltd.	152,541	2,371,658
#	Malam - Team Ltd.	10,222	232,342
	Matrix IT Ltd.	225,871	4,872,593
	Max Stock Ltd.	7,391	10,562
#	Maytronics Ltd.	165,369	1,783,096
#	Mediterranean Towers Ltd.	434,044	1,252,438
	Mega Or Holdings Ltd.	85,860	2,496,386
*	Mehadrin Ltd.	1,666	67,111
# *	Meitav Investment House Ltd.	132,413	463,683
*	Menora Mivtachim Holdings Ltd.	186,995	3,810,425
	Meshulam Levinstein Contracting & Engineering Ltd.	310	28,849
	Migdal Insurance & Financial Holdings Ltd.	2,008,915	2,409,658
	Mivtach Shamir Holdings Ltd.	30,255	720,232
	Mizrahi Tefahot Bank Ltd.	1	39
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,265,600
	Nawi Brothers Ltd.	68,328	494,499
*	Neto Malinda Trading Ltd.	4,663	157,004
	Neto ME Holdings Ltd.	12,167	511,310

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	200,415	$165,538
*	NR Spuntech Industries Ltd.	76,176	84,034
	Oil Refineries Ltd.	12,221,338	4,551,410
	One Software Technologies Ltd.	48,820	675,836
*	OPC Energy Ltd.	76,073	935,331
	Palram Industries 1990 Ltd.	1,112	10,889
*	Partner Communications Co. Ltd.	859,128	6,476,302
*	Paz Oil Co. Ltd.	61,942	7,399,803
*	Perion Network Ltd.	101,332	2,324,408
	Plasson Industries Ltd.	21,191	1,032,914
#	Prashkovsky Investments & Construction Ltd.	10,063	241,651
# *	Priortech Ltd.	9,623	176,966
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,624,016
	Retailors Ltd.	1,167	22,445
	Scope Metals Group Ltd.	47,147	2,115,682
	Summit Real Estate Holdings Ltd.	222,691	3,103,033
	Suny Cellular Communication Ltd.	312,529	156,505
	Tadiran Group Ltd.	16,763	2,271,424
# Ω	Tamar Petroleum Ltd.	38,322	118,218
	Tel Aviv Stock Exchange Ltd.	21,464	126,490
*	Tera Light Ltd.	86,179	143,301
#	Tiv Taam Holdings 1 Ltd.	39,749	83,571
# *	Victory Supermarket Chain Ltd.	5,213	66,156
	YH Dimri Construction & Development Ltd.	18,253	1,109,772

TOTAL ISRAEL			162,740,149

ITALY — (8.4%)
	A2A SpA	10,137,181	11,240,491
	ACEA SpA	380,238	4,791,188
# *	Aeffe SpA	177,250	218,988
Ω	Anima Holding SpA	1,967,662	6,094,177
	Aquafil SpA	83,333	453,493
	Arnoldo Mondadori Editore SpA	1,122,764	1,891,862
	Ascopiave SpA	477,634	1,130,029
*	Autogrill SpA	102,824	642,726
	Autostrade Meridionali SpA	3,917	143,171
#	Avio SpA	110,432	1,233,182
	Azimut Holding SpA	813,168	13,093,679
#	Banca Generali SpA	462,600	13,828,812
	Banca IFIS SpA	251,013	2,963,938
	Banca Mediolanum SpA	891,514	6,670,224
	Banca Popolare di Sondrio SPA	3,275,345	11,748,855
	Banca Profilo SpA	1,711,765	326,502
Ω	Banca Sistema SpA	414,926	608,336
	Banco BPM SpA	10,252,032	31,017,683
	Banco di Desio e della Brianza SpA	241,954	674,121
	Be Shaping The Future SpA	473,718	1,610,384
Ω	BFF Bank SpA	706,708	4,985,522
	Biesse SpA	11,036	132,918
	BPER Banca	7,525,929	13,925,204
	Brembo SpA	860,785	8,998,978
	Brunello Cucinelli SpA	248,717	14,417,102
	Buzzi Unicem SpA	651,090	10,806,005
	Cairo Communication SpA	601,468	977,634
Ω	Carel Industries SpA	37,717	821,505
	Cementir Holding NV	361,114	2,101,822
# *	CIR SpA-Compagnie Industriali	2,423,159	1,023,043
	Credito Emiliano SpA	616,798	3,657,014
*	d’Amico International Shipping SA	2,548,506	732,669

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	98,559	$1,353,759
#	Danieli & C Officine Meccaniche SpA	104,538	2,133,675
	Datalogic SpA	16,509	125,625
	De’ Longhi SpA	398,689	6,878,891
	DeA Capital SpA	697,876	740,883
#	Digital Bros SpA	37,586	885,730
Ω	doValue SpA	80,786	465,287
	Elica SpA	166,709	442,901
	Emak SpA	565,182	603,745
Ω	Enav SpA	335,472	1,297,282
	ERG SpA	352,598	11,059,880
	Esprinet SpA	227,113	1,512,873
*	Eurotech SpA	207,209	640,776
#	Fila SpA	145,425	991,417
# *	Fincantieri SpA	3,504,948	1,781,985
# *††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	642,066
	Gefran SpA	35,925	301,444
# *	Geox SpA	356,231	283,803
	GPI SpA	16,644	212,002
	Gruppo MutuiOnline SpA	172,390	3,812,891
#*Ω	GVS SpA	11,552	59,267
	Hera SpA	5,590,996	13,321,559
	IMMSI SpA	1,372,199	538,477
	Interpump Group SpA	116,858	4,524,214
	Iren SpA	4,667,503	6,936,290
	Italgas SpA	3,535,826	18,217,452
	Italmobiliare SpA	77,432	1,979,415
*	Iveco Group NV	87,854	474,734
	IVS Group SA	140,888	533,297
*	Juventus Football Club SpA	782,303	213,584
# *	KME Group SpA	1,885,608	1,040,426
	Leonardo SpA	2,965,480	23,824,938
	LU-VE SpA	5,064	103,620
#	Maire Tecnimont SpA	1,261,206	3,913,271
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	7,493,411	2,628,718
#	MFE-MediaForEurope NV, Class A	3,057,306	1,526,952
*	Newlat Food SpA	22,549	101,570
	Openjobmetis SpA agenzia per il lavoro	63,079	487,161
	Orsero SpA	19,188	274,640
#Ω	OVS SpA	1,486,934	2,775,899
	Pharmanutra SpA	4,175	279,789
	Piaggio & CSpA	1,327,755	3,411,196
Ω	Pirelli & C SpA	2,538,628	9,575,853
#	Prima Industrie SpA	33,228	810,470
Ω	RAI Way SpA	618,828	2,964,485
	Reply SpA	147,173	16,008,528
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	642,770
	Sabaf SpA	63,964	1,182,054
#	SAES Getters SpA	900	19,401
*	Safilo Group SpA	220,553	311,262
#	Salvatore Ferragamo SpA	173,061	2,543,833
	Sanlorenzo SpA/Ameglia	2,695	86,449
*	Saras SpA	4,182,418	5,054,873
	Sesa SpA	57,481	6,224,992
# *	Sogefi SpA	342,301	278,776
	SOL SpA	225,916	4,063,829
*	Spaxs SpA	218,758	1,487,727

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tamburi Investment Partners SpA	858,326	$6,035,504
Ω	Technogym SpA	848,966	5,836,646
# *	Telecom Italia SpA	6,393,165	1,250,770
# *	Tesmec SpA	313,747	40,196
	Tinexta SpA	138,460	2,787,419
# *	Tiscali SpA	25,776	21,240
*	TXT e-solutions SpA	73,775	893,972
#Ω	Unieuro SpA	145,452	1,569,806
	Unipol Gruppo SpA	3,175,802	13,668,138
	UnipolSai Assicurazioni SpA	42,994	96,942
#	Webuild SpA	1,307,308	1,778,969
#	Zignago Vetro SpA	187,606	2,361,961

TOTAL ITALY			383,891,506

NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028
	Acomo NV	40,189	751,005
*	AFC Ajax NV	13,955	158,763
* Ω	Alfen Beheer BV	64,588	6,851,410
	AMG Advanced Metallurgical Group NV	214,731	6,708,819
	APERAM SA	322,482	8,420,437
	Arcadis NV	533,103	18,091,946
	ASR Nederland NV	672,922	29,630,688
*	Avantium NV	12,128	39,801
Ω	B&S Group Sarl	10,048	52,604
#*Ω	Basic-Fit NV	294,493	7,417,087
	BE Semiconductor Industries NV	405,420	20,662,135
	Beter Bed Holding NV	27,380	79,735
	Brunel International NV	155,477	1,432,142
	Corbion NV	390,957	10,410,850
Ω	CTP NV	5,742	59,556
# Ω	Flow Traders	226,947	5,460,660
	ForFarmers NV	214,677	581,933
*	Fugro NV	567,199	7,367,443
	Heijmans NV	167,350	1,695,790
* Ω	Intertrust NV	472,154	9,314,137
	Kendrion NV	96,304	1,392,853
*	Koninklijke BAM Groep NV	1,821,442	3,975,151
	Koninklijke Vopak NV	305,260	6,237,071
* Ω	Lucas Bols NV	24,022	237,146
	Nedap NV	33,400	1,796,594
#	OCI NV	554,235	21,198,317
	Ordina NV	637,656	2,449,766
# *	Pharming Group NV	1,219,229	1,261,398
#	PostNL NV	3,721,701	5,827,026
	SBM Offshore NV	1,043,174	14,117,707
#	SIF Holding NV	34,182	350,378
Ω	Signify NV	711,679	19,717,182
	Sligro Food Group NV	143,176	2,077,046
# *††	SRH NV	705,718	0
	TKH Group NV	271,678	9,607,139
# *	TomTom NV	465,526	3,639,043
	Van Lanschot Kempen NV	158,577	3,422,382
*	Vivoryon Therapeutics NV	5,400	43,783

TOTAL NETHERLANDS			256,339,951

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (2.4%)
	2020 Bulkers Ltd.	65,237	$490,937
	ABG Sundal Collier Holding ASA	2,506,062	1,329,800
	AF Gruppen ASA	877	12,703
# *	Akastor ASA	787,389	772,955
*	Aker BioMarine ASA	10,134	41,659
*	Aker Carbon Capture ASA	136,636	153,760
	Aker Solutions ASA	1,516,028	5,788,269
	AMSC ASA	255,057	929,361
*	ArcticZymes Technologies ASA	77,341	498,295
*	Asetek AS	19,672	34,798
	Atea ASA	370,118	4,118,491
# *	Atlantic Sapphire ASA	67,633	42,982
	Austevoll Seafood ASA	11,018	81,644
Ω	Avance Gas Holding Ltd.	19,594	112,605
# *	Axactor ASA	839,168	483,447
	B2Holding ASA	1,258,346	948,916
	Belships ASA	332,823	465,483
*	Bergenbio ASA	51,404	36,347
	Bonheur ASA	144,049	4,098,598
# *	Borr Drilling Ltd.	158,072	769,081
	Borregaard ASA	472,245	6,349,480
	Bouvet ASA	66,121	349,724
*	BW Energy Ltd.	352,705	888,750
Ω	BW LPG Ltd.	648,398	5,246,013
	BW Offshore Ltd.	753,331	1,914,129
*	Cadeler AS	63,427	203,302
*	Cloudberry Clean Energy ASA	19,690	24,461
#*Ω	Crayon Group Holding ASA	169,173	1,402,546
#	DNO ASA	3,131,136	4,072,772
	Elopak ASA	6,452	14,517
Ω	Europris ASA	1,169,092	6,960,964
	FLEX LNG Ltd.	217,647	6,760,350
#	Frontline Ltd.	475,587	5,943,530
	Grieg Seafood ASA	350,555	2,427,597
	Hafnia Ltd.	262,985	1,354,340
# *	Hexagon Composites ASA	714,855	1,642,480
	Hunter Group ASA	384,083	80,102
# *	IDEX Biometrics ASA	594,228	48,169
# *	Kahoot! ASA	318,608	679,336
# Ω	Kid ASA	35,988	270,034
#	Kitron ASA	515,690	1,155,537
Ω	Klaveness Combination Carriers ASA	2,957	18,215
*	Komplett Bank ASA	33,724	16,500
*	Kongsberg Automotive ASA	4,586,574	1,204,549
*	LINK Mobility Group Holding ASA	51,820	40,235
*	Magnora ASA	118,220	256,964
	Medistim ASA	2,163	50,243
	MPC Container Ships ASA	1,639,898	2,586,935
Ω	Multiconsult ASA	2,534	30,319
# *	Nordic Nanovector ASA	376,386	46,687
*Ω	Norske Skog ASA	249,340	1,537,001
*	Northern Ocean Ltd.	60,674	65,681
*	Norway Royal Salmon ASA	93,951	1,194,433
*	Norwegian Air Shuttle ASA	751,099	601,448
*	Norwegian Energy Co. ASA	15,882	587,309
*	NRC Group ASA	38,228	64,819
*	Odfjell Drilling Ltd.	645,965	1,688,122
	Odfjell SE, Class A	140,676	926,158
*	Odfjell Technology Ltd.	97,767	213,846
	OKEA ASA	66,689	271,728

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Okeanis Eco Tankers Corp.	16,989	$276,134
	Olav Thon Eiendomsselskap ASA	72,175	1,208,947
	Otello Corp. ASA	27,272	21,935
*	Panoro Energy ASA	33,298	108,831
	Pareto Bank ASA	47,843	216,457
# *	PGS ASA	3,070,778	1,978,929
*	PhotoCure ASA	18,163	160,971
#* Ω	poLight ASA	4,600	10,122
# *	Prosafe SE	6,125	107,813
	Protector Forsikring ASA	438,078	5,215,857
*	Q-Free ASA	32,883	19,275
# *	REC Silicon ASA	1,976,404	3,797,197
# Ω	Scatec ASA	113,961	807,259
*	SD Standard ETC PLC	271,994	52,503
	Selvaag Bolig ASA	325,020	1,051,718
* Ω	Shelf Drilling Ltd.	124,843	269,354
*	Siem Offshore, Inc.	10,249	12,390
*	Solstad Offshore ASA	29,716	74,173
	Sparebank 1 Oestlandet	25,056	270,898
	SpareBank 1 Sorost-Norge	1,788	8,871
	Stolt-Nielsen Ltd.	192,640	4,620,246
	TGS ASA	188,751	2,569,808
	Treasure ASA	316,195	504,172
# *	Ultimovacs ASA	24,075	181,751
	Veidekke ASA	640,408	5,326,615
*	Volue ASA	168	437
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,589,155
Ω	XXL ASA	1,327,985	577,652

TOTAL NORWAY			111,438,926

PORTUGAL — (1.0%)
	Altri SGPS SA	520,559	2,896,725
#	Banco Comercial Portugues SA, Class R	57,721,798	8,223,912
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	116,151	1,122,361
#	CTT-Correios de Portugal SA	698,830	2,157,086
*	Greenvolt-Energias Renovaveis SA	125,818	966,452
#	Ibersol SGPS SA	52,494	306,333
#	Mota-Engil SGPS SA	641,747	768,983
	Navigator Co. SA	1,800,273	6,858,770
#	NOS SGPS SA	1,562,222	6,118,871
#	Novabase SGPS SA	72,649	301,254
#	REN - Redes Energeticas Nacionais SGPS SA	2,950,023	7,635,306
	Sonae SGPS SA	6,829,681	6,559,184

TOTAL PORTUGAL			43,915,237

SPAIN — (5.7%)
	Acerinox SA	1,095,358	9,599,762
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	363,666
	Alantra Partners SA	70,997	903,781
	Almirall SA	475,919	4,434,360
# *	Amper SA	6,893,962	1,018,421
	Applus Services SA	925,350	5,464,230
	Atresmedia Corp. de Medios de Comunicacion SA	574,350	1,657,505
	Azkoyen SA	67,253	405,342
	Banco de Sabadell SA	36,362,876	28,610,453
	Bankinter SA	4,326,671	26,171,851

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# * ††	Caja de Ahorros del Mediterraneo	116,412	$0
	Cia de Distribucion Integral Logista Holdings SA	429,838	8,889,682
	CIE Automotive SA	376,909	9,601,073
	Construcciones y Auxiliar de Ferrocarriles SA	129,981	3,393,626
# *	Deoleo SA	37,749	8,893
*	Distribuidora Internacional de Alimentacion SA	3,729,910	45,298
#	Ebro Foods SA	526,136	8,204,123
*	eDreams ODIGEO SA	427,530	1,768,463
	Elecnor SA	200,108	1,998,253
#	Enagas SA	1,457,648	23,663,312
	Ence Energia y Celulosa SA	1,042,979	3,572,054
	Ercros SA	643,000	2,064,341
	Faes Farma SA	2,130,572	8,041,813
#	Fluidra SA	367,354	4,988,981
	Fomento de Construcciones y Contratas SA	381,903	3,181,584
Ω	Gestamp Automocion SA	762,851	2,686,219
Ω	Global Dominion Access SA	695,411	2,552,065
*	Grenergy Renovables SA	9,966	307,422
	Grupo Catalana Occidente SA	270,353	7,342,557
#	Grupo Empresarial San Jose SA	151,317	550,324
	Iberpapel Gestion SA	47,911	634,292
	Indra Sistemas SA	928,400	8,303,301
	Laboratorio Reig Jofre SA	14,851	34,969
	Laboratorios Farmaceuticos Rovi SA	125,881	5,725,346
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	3,619,793
#	Mapfre SA	3,059,999	5,248,481
*	Melia Hotels International SA	762,631	3,545,684
# Ω	Metrovacesa SA	25,204	178,310
	Miquel y Costas & Miquel SA	193,707	2,053,323
Ω	Neinor Homes SA	90,425	722,917
# *	Obrascon Huarte Lain SA	1,665,246	707,653
# *	Oryzon Genomics SA	35,547	74,694
	Pharma Mar SA	37,278	2,233,623
	Prim SA	40,283	441,439
*	Promotora de Informaciones SA, Class A	1,330,083	439,889
# Ω	Prosegur Cash SA	445,278	268,313
	Prosegur Cia de Seguridad SA	1,211,235	2,255,613
*	Realia Business SA	1,667,905	1,665,269
	Renta 4 Banco SA	442	4,089
#	Sacyr SA	2,967,489	7,279,618
*	Solaria Energia y Medio Ambiente SA	519,113	8,210,355
*	Soltec Power Holdings SA	28,469	119,915
# Ω	Talgo SA	598,613	1,661,052
# *	Tecnicas Reunidas SA	188,993	1,348,926
*	Tubacex SA	738,150	1,621,059
# *	Tubos Reunidos SA	34,204	7,511
Ω	Unicaja Banco SA	7,996,906	7,089,166
	Vidrala SA	123,392	9,432,195
	Viscofan SA	271,401	16,161,112
	Vocento SA	352,577	215,618

TOTAL SPAIN			262,792,979

SWEDEN — (5.9%)
Ω	AcadeMedia AB	448,737	1,920,422
	AddLife AB, Class B	23,039	215,377
	AddNode Group AB, Class B	432,724	3,764,682
	AFRY AB	286,051	3,841,317
# Ω	Alimak Group AB	245,042	1,536,415
	Alligo AB, Class B	137,415	1,015,741

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	196,916	$696,532
*	Annehem Fastigheter AB, Class B	142,899	278,897
	AQ Group AB	1,510	38,758
*	Arise AB	102,189	455,946
	Arjo AB, Class B	1,033,502	4,122,623
	Atrium Ljungberg AB, Class B	206,092	2,756,293
#* Ω	Attendo AB	690,203	1,424,827
	Balco Group AB	979	4,110
	BE Group AB	3,385	21,031
	Beijer Alma AB	304,748	4,260,838
	Beijer Electronics Group AB	93,898	778,220
	Bergman & Beving AB	207,826	1,707,771
	Bergs Timber AB, Class B	6,227	16,965
	Besqab AB	21,962	197,024
	Betsson AB, Class B	893,660	6,498,898
# *	Better Collective AS	79,678	1,035,835
*	BHG Group AB	351,076	588,330
	Bilia AB, Class A	588,495	6,233,477
	BioGaia AB, Class B	73,000	578,494
*	BioInvent International AB	39,595	141,305
	Biotage AB	377,166	6,190,580
	Bjorn Borg AB	13,009	32,629
	Bonava AB, Class B	801,220	2,343,526
#* Ω	Boozt AB	212,829	1,552,100
Ω	Bravida Holding AB	671,431	6,290,583
	Bufab AB	233,559	4,414,225
#	Bulten AB	115,761	651,854
	Bure Equity AB	324,485	6,261,924
	Byggmax Group AB	525,366	2,198,686
	Catella AB	89,746	322,396
	Catena AB	166,530	5,655,836
# *	Catena Media PLC	330,046	850,347
*	Cavotec SA	79,682	119,075
	Cellavision AB	38,088	714,219
	Cibus Nordic Real Estate AB	13,536	184,893
	Clas Ohlson AB, Class B	278,624	1,860,677
	Cloetta AB, Class B	1,961,165	3,584,894
*	Collector Bank AB	288,079	704,204
	Concentric AB	343,567	5,691,095
Ω	Coor Service Management Holding AB	406,687	2,160,720
	Corem Property Group AB, Class B	3,839,342	2,389,988
	Dedicare AB, Class B	4,184	44,074
	Dios Fastigheter AB	782,055	5,135,570
Ω	Dometic Group AB	27,906	159,775
*	Doro AB	127,096	184,314
*	Duni AB	217,519	1,463,803
# Ω	Dustin Group AB	511,987	2,130,291
	Eastnine AB	126,421	1,170,988
	Elanders AB, Class B	73,298	999,937
	Electrolux Professional AB, Class B	463,954	1,751,584
* Ω	Eltel AB	206,068	138,044
# *	Enea AB	104,284	744,008
#	Eolus Vind AB, Class B	37,209	442,833
	eWork Group AB	38,130	405,894
	Fagerhult AB	300,931	1,199,509
#	FastPartner AB, Class A	19,405	118,563
	FastPartner AB, Class D	35	200
#	Fenix Outdoor International AG	19,605	1,594,531
# *	Fingerprint Cards AB, Class B	414,711	196,158

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	G5 Entertainment AB	42,727	$701,241
	GARO AB	23,361	235,535
	Granges AB	830,363	5,611,350
	Hanza AB	30,446	132,360
#	Heba Fastighets AB, Class B	269,814	770,578
	Hexatronic Group AB	352,315	4,767,930
	HMS Networks AB	129,149	3,322,807
* Ω	Hoist Finance AB	379,338	871,076
*	Humana AB	135,681	516,549
*	IAR Systems Group AB	1,213	14,194
*	Immunovia AB	8,077	25,550
#	Instalco AB	501,901	2,013,287
*	International Petroleum Corp.	409,767	4,060,430
	Inwido AB	455,135	4,088,487
	JM AB	431,178	6,492,204
# *	John Mattson Fastighetsforetagen AB	8,700	54,948
*	Karnov Group AB	83,905	447,323
# *	K-fast Holding AB	9,734	20,000
	Kindred Group PLC, SDR	271,612	2,356,188
	KNOW IT AB	177,051	3,523,824
#	Lagercrantz Group AB, Class B	1,069,709	9,163,188
	Lime Technologies AB	15,348	280,396
	Lindab International AB	627,739	6,677,353
	Loomis AB	388,741	10,884,173
*	Maha Energy AB	148,058	163,721
*	Medcap AB	6,064	114,828
	MEKO AB	299,806	2,833,121
*	Midsona AB, Class B	8,545	6,339
#	MIPS AB	61,750	1,997,126
	Modern Times Group MTG AB, Class B	604,885	4,534,744
*	Momentum Group AB	137,415	731,800
Ω	Munters Group AB	198,554	1,549,087
	Mycronic AB	436,033	6,843,129
#	NCAB Group AB	85,408	372,318
	NCC AB, Class B	428,640	3,571,620
	Nederman Holding AB	33,980	464,627
*	Net Insight AB, Class B	2,560,497	1,353,071
	New Wave Group AB, Class B	426,925	5,933,551
	Nilorngruppen AB, Class B	7,191	48,995
	Nobia AB	832,268	1,385,944
	Nolato AB, Class B	1,479,720	6,241,219
	Nordic Paper Holding AB	14,413	38,716
	Nordic Waterproofing Holding AB	83,900	1,085,160
*	Note AB	56,156	811,284
#	NP3 Fastigheter AB	178,739	2,840,196
	Nyfosa AB	1,209,815	7,229,996
	OEM International AB, Class B	296,140	1,477,365
#	Orron Energy AB	283,199	587,484
*	Ovzon AB	1,938	7,007
	Peab AB, Class B	40,736	211,364
	Platzer Fastigheter Holding AB, Class B	250,352	1,551,829
	Prevas AB, Class B	8,542	89,315
	Pricer AB, Class B	892,974	1,543,393
	Proact IT Group AB	191,163	1,548,031
	Profilgruppen AB, Class B	287	2,545
	Ratos AB, Class B	1,560,795	5,842,186
*	RaySearch Laboratories AB	160,684	835,305
	Rejlers AB	948	11,126
Ω	Resurs Holding AB	932,730	2,026,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Rottneros AB	672,020	$780,164
*	Scandi Standard AB	397,762	1,825,845
* Ω	Scandic Hotels Group AB	978,372	3,102,641
*	Sdiptech AB, Class B	16,632	320,697
	Sectra AB, Class B	170,156	2,255,736
*	Sensys Gatso Group AB	3,512,360	362,877
	SkiStar AB	324,208	3,102,375
*	Solid Forsakring AB	86,686	412,825
# *	Stendorren Fastigheter AB	5,750	99,916
*	Stillfront Group AB	458,631	892,657
	Systemair AB	360,836	1,909,347
	Tethys Oil AB	125,374	773,853
	TF Bank AB	5,604	83,724
*	Tobii AB	14,796	24,487
	Troax Group AB	227,770	3,380,530
	VBG Group AB, Class B	28,343	331,103
	Vitec Software Group AB, Class B	45,648	1,674,967
	Volati AB	5,223	47,800
	XANO Industri AB, Class B	5,023	47,057

TOTAL SWEDEN			270,528,558

SWITZERLAND — (16.5%)
	Adecco Group AG	290,101	9,078,990
	Allreal Holding AG	125,251	17,941,765
	ALSO Holding AG	46,851	7,363,433
*	Aluflexpack AG	721	11,443
*	ams-OSRAM AG	1,474,621	8,346,870
	APG SGA SA	9,203	1,502,983
	Arbonia AG	345,431	4,198,510
*	Aryzta AG	6,500,102	6,663,249
#	Ascom Holding AG	200,120	1,230,522
#	Autoneum Holding AG	21,715	2,076,905
	Baloise Holding AG	98,975	13,522,175
	Banque Cantonale de Geneve	9,528	1,712,786
	Banque Cantonale du Jura SA	3,848	211,425
#	Banque Cantonale Vaudoise	119,980	10,677,685
*	Basilea Pharmaceutica AG	896	41,215
	Belimo Holding AG	65,574	26,708,771
	Bell Food Group AG	14,632	3,568,236
	Bellevue Group AG	57,974	2,011,247
	Berner Kantonalbank AG	31,172	6,865,951
	BKW AG	163,805	19,109,935
	Bossard Holding AG, Class A	46,504	9,232,864
	Bucher Industries AG	54,335	18,319,886
	Burckhardt Compression Holding AG	5,451	2,358,093
	Burkhalter Holding AG	29,873	2,327,204
	Bystronic AG	9,740	5,594,616
	Calida Holding AG	40,721	1,728,548
	Carlo Gavazzi Holding AG	3,115	818,051
	Cembra Money Bank AG	195,981	14,212,363
# *	Cicor Technologies Ltd.	15,422	649,650
	Cie Financiere Tradition SA	11,329	1,182,779
	Clariant AG	1,125,574	18,088,884
	Coltene Holding AG	27,288	2,183,016
	Comet Holding AG	19,878	3,164,532
#	COSMO Pharmaceuticals NV	9,195	536,982
	Daetwyler Holding AG	10,404	1,846,443
	DKSH Holding AG	235,948	17,021,421
	dormakaba Holding AG	24,531	7,786,524

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
# *	Dufry AG	394,700	$13,020,173
	EFG International AG	683,675	5,595,391
	Emmi AG	15,919	12,702,654
	Energiedienst Holding AG	83,637	3,425,213
# *	Evolva Holding SA	3,349,123	281,191
#	Feintool International Holding AG	46,525	933,909
*	Flughafen Zurich AG	147,702	22,913,924
	Forbo Holding AG	8,660	10,483,111
	Fundamenta Real Estate AG	3,191	49,854
Ω	Galenica AG	217,849	15,652,018
# *	GAM Holding AG	1,195,762	904,278
	Georg Fischer AG	630,511	34,920,705
#	Gurit Holding AG, Class BR	28,958	2,675,563
	Helvetia Holding AG	266,750	26,488,894
	Hiag Immobilien Holding AG	22,952	1,847,445
# *	HOCHDORF Holding AG	6,697	171,058
	Huber & Suhner AG	108,834	9,694,013
	Hypothekarbank Lenzburg AG	6	24,799
# *	Implenia AG	106,354	3,992,652
# *	Ina Invest Holding AG	29,730	582,245
	Inficon Holding AG	14,941	11,879,817
	Interroll Holding AG	5,083	10,708,261
	Intershop Holding AG	10,830	6,586,822
	Investis Holding SA	5,818	589,720
*	Jungfraubahn Holding AG	18,335	2,078,995
	Kardex Holding AG	49,726	7,604,173
	Komax Holding AG	22,553	5,293,111
#	Kudelski SA	217,692	593,540
#	Landis & Gyr Group AG	94,470	5,444,017
	LEM Holding SA	3,961	6,594,867
	Liechtensteinische Landesbank AG	64,467	3,520,140
	Luzerner Kantonalbank AG	20,239	8,344,316
Ω	Medacta Group SA	7,980	717,552
Ω	Medmix AG	143,103	2,519,214
#	Meier Tobler Group AG	45,826	1,447,452
	Metall Zug AG, Class B	1,139	2,111,151
	Mikron Holding AG	8,692	76,196
	Mobilezone Holding AG	305,439	4,844,156
	Mobimo Holding AG	63,088	14,715,792
	Novavest Real Estate AG	1,614	65,515
	OC Oerlikon Corp. AG	1,694,495	10,944,954
# *	Orascom Development Holding AG	93,520	700,611
#	Orell Fuessli AG	5,028	411,260
	Orior AG	38,352	2,673,532
	Phoenix Mecano AG	4,517	1,478,243
#	Plazza AG, Class A	6,993	2,172,449
	PSP Swiss Property AG	340,600	36,386,222
	Rieter Holding AG	23,266	1,939,266
	Romande Energie Holding SA	2,670	2,986,258
	Schaffner Holding AG	3,129	840,770
	Schweiter Technologies AG	7,284	4,879,749
	Schweizerische Nationalbank	23	97,524
* Ω	Sensirion Holding AG	32,043	2,915,344
	SFS Group AG	127,036	11,487,665
	Siegfried Holding AG	32,909	19,590,005
	SIG Group AG	80,424	1,545,996
	Softwareone Holding AG	221,469	2,492,461
	St Galler Kantonalbank AG	17,617	8,293,666
#	Stadler Rail AG	7,173	211,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Sulzer AG	141,392	$9,430,093
	Swiss Prime Site AG	182,651	14,738,643
*	Swiss Steel Holding AG	3,362,368	757,047
	Swissquote Group Holding SA	83,234	9,859,161
	Temenos AG	121,898	7,260,094
	Thurgauer Kantonalbank	3,152	369,918
#	Tornos Holding AG	26,632	149,478
	TX Group AG	20,220	2,809,547
	u-blox Holding AG	55,196	5,651,199
	Valiant Holding AG	111,863	10,956,697
Ω	VAT Group AG	114,674	26,180,212
	Vaudoise Assurances Holding SA	6,800	2,717,990
	Vetropack Holding AG	67,815	2,168,340
# *	Von Roll Holding AG	378,198	302,420
	Vontobel Holding AG	227,580	12,806,081
	VP Bank AG, Class A	24,056	2,087,430
	VZ Holding AG	91,061	6,279,952
*	V-ZUG Holding AG	10,820	780,856
	Walliser Kantonalbank	19,368	2,079,571
	Warteck Invest AG	56	123,069
	Ypsomed Holding AG	5,162	830,226
	Zehnder Group AG	86,886	4,679,113
	Zug Estates Holding AG, Class B	1,186	1,977,829
	Zuger Kantonalbank AG	704	5,186,165
# *	Zur Rose Group AG	4,404	118,977

TOTAL SWITZERLAND			754,337,002

UNITED STATES — (0.3%)
#	ADTRAN Holdings, Inc.	325,096	7,361,404
	Noble Corp. PLC	154,390	5,487,656

TOTAL UNITED STATES			12,849,060

TOTAL COMMON STOCKS			4,279,782,528

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA	65,509	2,635,900
	Fuchs Petrolub SE	417,973	11,970,344
	Jungheinrich AG	355,303	8,829,655
	Sixt SE	119,957	6,986,943
	STO SE & Co. KGaA	16,969	2,185,756
	Villeroy & Boch AGSeries A	41,086	686,153

TOTAL GERMANY			33,294,751

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights 07/26/22	497,492	0
*	S Immo AG 8/11/23	346,922	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

TOTAL RIGHTS/WARRANTS			0

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)			4,313,077,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@ §	The DFA Short Term Investment Fund.	22,188,427	$256,520,399

TOTAL INVESTMENTS — (100.0%) (Cost $4,655,611,905)			$4,569,597,678

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399

TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	9,419	$14,865
# *	Aimia, Inc.	732,996	1,990,740
*	Cineplex, Inc.	28,690	195,008
#	Cogeco Communications, Inc.	84,282	4,298,391
	Cogeco, Inc.	36,634	1,560,175
#	Corus Entertainment, Inc., Class B	1,137,421	1,795,027
*	Enthusiast Gaming Holdings, Inc.	18,353	12,124
*	Enthusiast Gaming Holdings, Inc., Class I	9,000	6,013
	TELUS Corp.	173,836	3,630,231
*	TeraGo, Inc.	2,400	5,056
# *	WildBrain Ltd.	612,863	931,205
#	Yellow Pages Ltd.	84,100	834,611

TOTAL COMMUNICATION SERVICES			15,273,446

CONSUMER DISCRETIONARY — (4.7%)
# *	Aritzia, Inc.	461,040	17,881,861
*	AutoCanada, Inc.	126,941	1,980,964
#	BMTC Group, Inc.	20,581	186,571
# *	Bragg Gaming Group, Inc.	4,700	17,905
# *	Canada Goose Holdings, Inc.	266,505	4,360,058
#	Dorel Industries, Inc., Class B	149,777	589,829
#	Exco Technologies Ltd.	164,124	834,866
	Gamehost, Inc.	89,999	520,235
	Leon’s Furniture Ltd.	167,479	2,096,023
	Linamar Corp.	255,634	10,941,402
#	Martinrea International, Inc.	483,433	3,097,860
#	MTY Food Group, Inc.	103,015	4,175,518
	Park Lawn Corp.	183,743	2,852,545
	Pizza Pizza Royalty Corp.	162,278	1,508,012
#	Pollard Banknote Ltd.	49,129	602,595
*	Recipe Unlimited Corp.	23,985	364,788
# Ω	Sleep Country Canada Holdings, Inc.	208,190	3,426,153
Ω	Spin Master Corp.	155,322	4,799,836
*	Uni-Select, Inc.	242,884	6,587,561

TOTAL CONSUMER DISCRETIONARY			66,824,582

CONSUMER STAPLES — (4.2%)
#	Andrew Peller Ltd., Class A	168,200	616,081
*	CareRx Corp.	2,700	5,846
	Corby Spirit & Wine Ltd.	85,367	1,058,981
	High Liner Foods, Inc.	106,744	1,027,989
Ω	Jamieson Wellness, Inc.	254,326	6,222,106
#	KP Tissue, Inc.	47,200	351,311
	Lassonde Industries, Inc., Class A	18,000	1,553,654
#	Maple Leaf Foods, Inc.	445,946	6,608,911
	Neighbourly Pharmacy, Inc.	1,426	24,294
#	North West Co., Inc.	291,156	7,576,232
#	Premium Brands Holdings Corp.	227,466	13,419,050
	Primo Water Corp.	893,347	13,024,135
#	Rogers Sugar, Inc.	693,819	3,050,593
# *	SunOpta, Inc.	403,480	4,536,117

TOTAL CONSUMER STAPLES			59,075,300

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	$9,033,751
	Africa Oil Corp.	1,333,299	3,268,777
*	AKITA Drilling Ltd., Class A	400	543
*	Athabasca Oil Corp.	2,177,410	4,395,256
*	Baytex Energy Corp.	2,341,875	12,720,575
#	Birchcliff Energy Ltd.	1,610,417	12,518,307
*	Bonterra Energy Corp.	62,003	405,510
*	Calfrac Well Services Ltd.	3,700	20,315
#	Canacol Energy Ltd.	933,510	1,377,294
#	Cardinal Energy Ltd.	665,476	4,513,521
	CES Energy Solutions Corp.	1,361,989	2,869,240
	Computer Modelling Group Ltd.	452,045	1,791,789
#	Crescent Point Energy Corp.	3,289,792	25,721,914
*	Crew Energy, Inc.	556,020	2,456,961
# *	Denison Mines Corp.	3,853,823	4,865,545
#	Enerflex Ltd.	616,865	3,187,675
# *	Energy Fuels, Inc.	175,574	1,269,425
#	Enerplus Corp.	1,323,108	22,938,849
*	Ensign Energy Services, Inc.	741,132	1,898,595
# *	Fission Uranium Corp.	1,962,000	1,022,513
#	Freehold Royalties Ltd.	652,441	8,117,499
*	Frontera Energy Corp.	280,837	2,350,014
	Gear Energy Ltd.	201,778	202,911
#	Gibson Energy, Inc.	899,205	15,345,922
*	Gran Tierra Energy, Inc.	2,209,295	3,048,757
*	Greenlane Renewables, Inc.	17,100	6,653
# *	Headwater Exploration, Inc.	648,910	3,439,006
*	InPlay Oil Corp.	29,169	72,369
*	Journey Energy, Inc.	22,652	100,594
*	Kelt Exploration Ltd.	959,669	4,149,044
#	Keyera Corp.	179,269	3,842,372
*	Kolibri Global Energy, Inc.	5,600	12,208
* ††	Lightstream Resources Ltd.	687,816	0
# *	MEG Energy Corp.	2,167,763	32,412,620
	North American Construction Group Ltd.	152,233	1,899,480
*	NuVista Energy Ltd.	1,111,528	11,022,676
*	Obsidian Energy Ltd.	48,098	439,616
#	Paramount Resources Ltd., Class A	405,621	8,592,673
	Parex Resources, Inc.	774,607	11,815,124
	Parkland Corp.	836,660	16,913,140
	Pason Systems, Inc.	434,525	4,615,243
*	Petrus Resources Ltd.	4,900	10,502
#	Peyto Exploration & Development Corp.	965,837	9,017,834
	PHX Energy Services Corp.	106,006	651,279
*	Pieridae Energy Ltd.	21,800	20,642
	Pine Cliff Energy Ltd.	87,000	107,924
*	Pipestone Energy Corp.	63,055	190,227
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720
*	Precision Drilling Corp.	79,933	5,898,631
# *	Questerre Energy Corp., Class A	797,460	134,632
	Secure Energy Services, Inc.	1,849,956	9,709,094
*	ShawCor Ltd.	386,078	2,816,909
* Ω	STEP Energy Services Ltd.	21,460	99,396
#	Surge Energy, Inc.	40,642	305,182
	Tamarack Valley Energy Ltd.	1,603,208	6,178,179
	TerraVest Industries, Inc.	5,000	86,982
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	1,146,553
	Total Energy Services, Inc.	256,662	1,477,030
# *	Touchstone Exploration, Inc.	28,397	24,179

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Trican Well Service Ltd.	1,267,327	$3,367,508
#	VAALCO Energy, Inc.	63,978	329,485
#	Vermilion Energy, Inc.	949,975	22,161,601
#	Whitecap Resources, Inc.	2,696,209	20,899,159
# *	Yangarra Resources Ltd.	323,471	707,559

TOTAL ENERGY			348,385,483

FINANCIALS — (8.0%)
	AGF Management Ltd., Class B	351,328	1,627,247
#	Alaris Equity Partners Income	153,883	1,784,675
#	Canaccord Genuity Group, Inc.	480,207	2,460,341
#	Canadian Western Bank	498,863	8,678,426
#	Chesswood Group Ltd.	56,542	459,856
#	CI Financial Corp.	1,010,158	10,113,814
	Clairvest Group, Inc.	1,900	99,194
	ECN Capital Corp.	2,283,938	6,890,289
	E-L Financial Corp. Ltd.	7,278	4,701,171
	Element Fleet Management Corp.	2,180,348	29,047,834
#	EQB, Inc.	135,984	4,819,105
#	Fiera Capital Corp.	356,949	2,271,625
	Firm Capital Mortgage Investment Corp.	186,421	1,595,529
#	First National Financial Corp.	82,019	2,058,979
#	goeasy Ltd.	61,859	5,018,736
# *	GoldMoney, Inc.	125,000	155,063
	Guardian Capital Group Ltd., Class A	93,214	1,778,958
#	Home Capital Group, Inc.	284,804	5,506,469
	Kingsway Financial Services, Inc.	13,070	89,531
#	Laurentian Bank of Canada	370,975	8,278,078
	Onex Corp.	33,086	1,665,289
*	RF Capital Group, Inc.	17,024	179,941
#	Sprott, Inc.	133,740	4,794,041
#	Timbercreek Financial Corp.	518,190	2,925,005
*	Trisura Group Ltd.	199,610	5,806,543
	VersaBank	3,400	23,185

TOTAL FINANCIALS			112,828,924

HEALTH CARE — (1.3%)
#	Andlauer Healthcare Group, Inc.	54,458	2,087,420
# *	Aptose Biosciences, Inc.	75,121	34,615
# *	Aurora Cannabis, Inc.	763,275	1,093,124
# *	Bausch Health Cos., Inc.	96,300	625,950
# *	Canopy Growth Corp.	313,200	1,169,573
# *	Charlottes Web Holdings, Inc.	49,894	39,187
# *	Cronos Group, Inc.	386,929	1,280,735
*	dentalcorp Holdings Ltd.	10,873	60,576
*	Dialogue Health Technologies, Inc.	100	187
#	Extendicare, Inc.	474,539	2,441,750
# *	HEXO Corp.	77,100	14,803
#	HLS Therapeutics, Inc.	20,104	140,928
*	Knight Therapeutics, Inc.	778,243	3,170,440
	Medical Facilities Corp.	164,317	1,319,505
*	Oncolytics Biotech, Inc.	33,485	42,191
# *	Organigram Holdings, Inc.	1,127,585	1,150,322
#	Sienna Senior Living, Inc.	398,686	3,438,588
*	Viemed Healthcare, Inc.	85,210	557,851
*	Well Health Technologies Corp.	25,803	55,305
	Zenith Capital Corp.	111,820	14,889

TOTAL HEALTH CARE			18,737,939

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (9.4%)
#	Aecon Group, Inc.	350,074	$2,482,266
#	AG Growth International, Inc.	124,923	3,200,215
#	Algoma Central Corp.	48,800	602,858
*	ATS Automation Tooling Systems, Inc.	416,536	13,177,745
#	Badger Infrastructure Solutions Ltd.	178,983	3,781,063
# *	Ballard Power Systems, Inc.	698,602	3,961,073
#	Bird Construction, Inc.	278,076	1,253,266
	Black Diamond Group Ltd.	237,417	758,075
# *	Bombardier, Inc., Class A	13,989	415,455
# *	Bombardier, Inc., Class B	435,248	12,782,522
#	Boyd Group Services, Inc.	87,102	12,394,461
#	Calian Group Ltd.	55,592	2,344,710
	Dexterra Group, Inc.	168,743	658,944
*	DIRTT Environmental Solutions	225,557	92,716
#	Doman Building Materials Group Ltd.	344,034	1,396,490
#	Exchange Income Corp.	96,953	3,238,053
	Finning International, Inc.	809,489	17,213,562
*	GDI Integrated Facility Services, Inc.	54,239	1,864,036
*	Heroux-Devtek, Inc.	243,053	2,244,362
	K-Bro Linen, Inc.	62,086	1,362,624
	Magellan Aerospace Corp.	114,378	591,893
*	MDA Ltd.	25,771	126,552
#	Mullen Group Ltd.	475,225	4,775,447
#	NFI Group, Inc.	340,794	2,201,334
*	Patriot One Technologies, Inc.	120,000	51,088
	Richelieu Hardware Ltd.	316,493	8,495,724
#	Russel Metals, Inc.	345,023	7,146,878
#	Savaria Corp.	230,245	2,197,075
#	SNC-Lavalin Group, Inc.	888,433	15,383,811
#	Stantec, Inc.	19,723	964,973
	Wajax Corp.	104,085	1,408,836
# *	Westport Fuel Systems, Inc.	73,881	66,451
#	Westshore Terminals Investment Corp.	262,257	4,691,308

TOTAL INDUSTRIALS			133,325,866

INFORMATION TECHNOLOGY — (2.8%)
# *	BlackBerry Ltd.	1,483,773	6,914,382
*	Celestica, Inc.	620,813	6,812,109
*	Converge Technology Solutions Corp.	77,539	317,589
#	Dye & Durham Ltd.	16,633	183,990
	Enghouse Systems Ltd.	249,746	5,552,763
	Evertz Technologies Ltd.	148,543	1,288,786
*	Kinaxis, Inc.	48,398	5,165,745
# *	Lightspeed Commerce, Inc.	311,038	5,959,488
	Quarterhill, Inc.	624,896	766,012
*	Sangoma Technologies Corp.	4,200	23,708
*	Sierra Wireless, Inc.	202,824	6,025,094
	Softchoice Corp.	13,390	171,706
	TECSYS, Inc.	14,563	319,406
	Vecima Networks, Inc.	6,059	76,763

TOTAL INFORMATION TECHNOLOGY			39,577,541

MATERIALS — (20.5%)
# *	5N Plus, Inc.	420,567	728,548
#	Acadian Timber Corp.	65,067	720,234
#	AirBoss of America Corp.	94,697	497,692
	Alamos Gold, Inc.,Class A	2,215,177	17,479,445
#	Altius Minerals Corp.	274,538	4,296,363

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	Americas Gold & Silver Corp.	86,596	$39,410
	Amerigo Resources Ltd.	227,887	170,620
*	Argonaut Gold, Inc.	1,730,006	507,948
*	Ascot Resources Ltd.	71,438	22,548
*	Aya Gold & Silver, Inc.	16,800	97,420
	B2Gold Corp.	4,730,075	14,512,715
*	Calibre Mining Corp.	231,489	117,244
# *	Canfor Corp.	347,829	5,226,307
# *	Canfor Pulp Products, Inc.	144,351	527,668
# *	Capstone Mining Corp.	2,311,783	5,362,230
#	Cascades, Inc.	518,809	3,366,441
#	Centerra Gold, Inc.	1,153,585	5,359,999
	China Gold International Resources Corp. Ltd.	1,379,942	3,190,676
# *	Copper Mountain Mining Corp.	984,419	1,322,338
	Dundee Precious Metals, Inc.	1,031,781	4,680,447
# *	Eldorado Gold Corp.	968,248	5,409,716
*	Endeavour Silver Corp.	506,479	1,724,147
# *	Equinox Gold Corp.	1,286,872	4,257,644
# *	ERO Copper Corp.	299,122	3,405,426
#	First Majestic Silver Corp.	1,202,622	10,126,146
# *	First Mining Gold Corp.	749,400	112,766
# *	Fortuna Silver Mines, Inc.	1,503,545	4,181,677
# *	Freegold Ventures Ltd.	9,000	3,435
# *	Galiano Gold, Inc.	696,057	342,319
*	GoGold Resources, Inc.	180,275	199,813
* ††	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	4,588,738
# *	IAMGOLD Corp.	2,853,315	4,184,282
# *	Imperial Metals Corp.	381,250	680,029
# *	Interfor Corp.	350,741	6,230,361
*	K92 Mining, Inc.	67,111	304,927
*	Karora Resources, Inc.	555,631	1,162,365
	Kinross Gold Corp.	1,399,636	5,079,022
#	Labrador Iron Ore Royalty Corp.	315,769	6,545,540
# *	Largo, Inc.	70,585	445,247
# *	Lucara Diamond Corp.	1,635,773	648,378
#	Lundin Gold, Inc.	202,997	1,466,209
	Lundin Mining Corp.	1,333,672	6,989,700
# *	MAG Silver Corp.	192,125	2,553,341
*	Major Drilling Group International, Inc.	668,976	4,026,574
*	Mandalay Resources Corp.	464	582
*	Marathon Gold Corp.	147,500	90,946
#	Maverix Metals, Inc.	96,425	307,265
#	Methanex Corp.	340,999	11,900,224
	Neo Performance Materials, Inc.	16,755	130,857
*	New Gold, Inc.	3,469,405	3,132,358
# *	New Pacific Metals Corp.	1,200	2,880
	Newcrest Mining Ltd.	175,355	1,932,958
# *	Northern Dynasty Minerals Ltd.	76,877	18,622
*	OceanaGold Corp.	3,792,013	5,511,202
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	76,865	242,470
#	Osisko Gold Royalties Ltd.	867,687	9,308,707
# *	Osisko Mining, Inc.	1,251,029	2,607,936
#	Pan American Silver Corp.	838,003	13,390,836
*	PolyMet Mining Corp.	64,208	191,349
*	Sabina Gold & Silver Corp.	1,438,714	1,172,219
#	Sandstorm Gold Ltd.	1,145,735	5,649,032
# *	Seabridge Gold, Inc.	333,519	3,566,188

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	SilverCrest Metals, Inc.	167,445	$840,020
#	SSR Mining, Inc.	1,110,622	15,301,425
#	Stelco Holdings, Inc.	264,376	6,658,157
#	Stella-Jones, Inc.	312,231	9,403,485
# *	Taseko Mines Ltd.	1,642,585	1,832,664
*	Torex Gold Resources, Inc.	465,118	3,168,272
#	Transcontinental, Inc., Class A	415,053	4,737,457
*	Trevali Mining Corp.	255,929	38,511
	Triple Flag Precious Metals Corp.	1,600	17,922
# *	Turquoise Hill Resources Ltd.	496,946	13,981,440
*	Victoria Gold Corp.	23,206	117,022
# *	Wallbridge Mining Co. Ltd.	350,615	43,751
# *	Wesdome Gold Mines Ltd.	740,091	4,438,319
*	Western Copper & Gold Corp.	27,900	36,248
	Western Forest Products, Inc.	1,786,410	1,612,863
#	Winpak Ltd.	175,225	5,340,288
#	Yamana Gold, Inc.	4,464,192	19,589,876

TOTAL MATERIALS			289,208,446

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647
	Bridgemarq Real Estate Services	53,069	532,501
	Colliers International Group, Inc.	3,592	337,433
	DREAM Unlimited Corp., Class A	232,598	4,242,713
	Information Services Corp.	32,705	561,268
# *	Invesque, Inc.	191,266	214,218
*	Mainstreet Equity Corp.	31,349	2,589,885
	Melcor Developments Ltd.	55,340	434,238
	Morguard Corp.	22,684	1,864,705
# *	Real Matters, Inc.	363,920	1,234,125
#	Tricon Residential, Inc.	1,307,133	11,015,059

TOTAL REAL ESTATE			31,699,792

UTILITIES — (6.9%)
*	Altius Renewable Royalties Corp.	4,704	29,971
	Atco Ltd., Class I	397,742	12,349,607
	Boralex, Inc., Class A	499,461	14,162,424
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171
	Capital Power Corp.	724,520	24,250,825
#	Innergex Renewable Energy, Inc.	748,951	8,246,239
*	Maxim Power Corp.	61,434	154,673
	Polaris Renewable Energy, Inc.	107,795	1,313,463
#	Superior Plus Corp.	885,902	6,736,848
	TransAlta Corp.	8,389	73,991
	TransAlta Corp.	1,758,255	15,487,254
#	TransAlta Renewables, Inc.	588,980	6,324,937

TOTAL UTILITIES			97,998,403

TOTAL COMMON STOCKS			1,212,935,722

RIGHTS/WARRANTS — (0.0%)

MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0

TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)			1,212,935,722

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@ §	The DFA Short Term Investment Fund	17,275,482	$199,721,843

TOTAL INVESTMENTS — (100.0%) (Cost $1,328,909,530)			$1,412,657,565

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843

TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (96.1%)
BRAZIL — (4.5%)
	Ambev SA, ADR	1,642,569	$4,993,410
	Americanas SA	90,148	271,203
	Atacadao SA	384,789	1,449,617
	B3 SA - Brasil Bolsa Balcao	2,392,171	6,965,105
	Banco Bradesco SA	755,221	2,432,848
	Banco BTG Pactual SA	518,104	2,902,706
	Banco do Brasil SA	396,250	2,839,836
	Banco Santander Brasil SA	214,624	1,237,344
	BB Seguridade Participacoes SA	353,143	2,029,778
	Braskem SA, Sponsored ADR, Class A	57,171	739,221
*	BRF SA	873,661	2,124,321
	Caixa Seguridade Participacoes S/A	242,195	413,544
	CCR SA	1,407,986	3,532,572
	Centrais Eletricas Brasileiras SA	244,933	2,362,320
	Cia de Saneamento Basico do Estado de Sao Paulo	163,344	1,900,489
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	473,555
	Cia Energetica de Minas Gerais	215,832	722,435
	Cia Paranaense de Energia	114,600	155,521
#	Cia Paranaense de Energia, Sponsored ADR	17,400	123,018
	Cia Paranaense de Energia	39,800	283,466
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,313,585
	Cia Siderurgica Nacional SA	517,465	1,230,175
	Cosan SA	477,300	1,557,889
	CPFL Energia SA	123,300	845,472
	Energisa SA	228,135	2,141,567
*	Eneva SA	273,981	752,115
	Engie Brasil Energia SA	116,476	906,914
	Equatorial Energia SA	966,386	5,618,153
	Gerdau SA, Sponsored ADR	905,703	4,510,401
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	49,859
Ω	Hapvida Participacoes e Investimentos SA	2,559,330	3,864,636
	Hypera SA	368,936	3,629,008
	Itau Unibanco Holding SA	217,203	1,068,880
	JBS SA	926,800	4,478,352
	Klabin SA	1,174,814	4,917,138
	Localiza Rent a Car SA	229,414	3,132,875
	Localiza Rent a Car SA	703	9,600
	Lojas Renner SA	659,267	3,943,733
*	Magazine Luiza SA	1,501,902	1,299,681
	Natura & Co. Holding SA	928,510	2,687,295
	Neoenergia SA	95,100	305,432
*	Petro Rio SA	567,905	3,890,845
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,891,842
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,921,460
	Petroleo Brasileiro SA	2,733,556	17,601,021
	Porto Seguro SA	149,774	673,845
	Raia Drogasil SA	443,885	2,260,888
Ω	Rede D’Or Sao Luiz SA	63,700	396,715
	Rumo SA	661,006	2,833,157
	Sendas Distribuidora SA	848,688	3,256,412
	Suzano SA	519,807	5,353,544
#	Suzano SA, Sponsored ADR	10,979	112,973
	Telefonica Brasil SA	248,062	1,983,824
	TIM SA	1,144,280	2,924,111
	TOTVS SA	323,491	2,076,655
	Ultrapar Participacoes SA	204,563	531,060
#	Vale SA, Sponsored ADR	332,416	4,301,470

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,364,713	$30,731,421
	Vibra Energia SA	979,605	3,460,999
	WEG SA	591,966	4,616,086

TOTAL BRAZIL			182,033,397

CHILE — (0.5%)
	Banco de Chile, ADR	105,420	1,896,511
	Banco de Credito e Inversiones SA	44,204	1,231,647
#	Banco Santander Chile, ADR	78,503	1,132,798
	Banco Santander Chile	557,071	19,973
	CAP SA	63,313	338,452
	Cencosud SA	2,002,798	2,692,444
	Cencosud Shopping SA	333,351	364,292
	Cia Cervecerias Unidas SA	25,688	140,998
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	243,593
	Cia Sud Americana de Vapores SA	15,213,678	1,056,590
	Embotelladora Andina SA, ADR, Class B	15,787	162,606
	Empresa Nacional de Telecomunicaciones SA	23,075	71,973
	Empresas CMPC SA	935,741	1,485,003
	Empresas COPEC SA	227,255	1,566,746
	Enel Americas SA	643,354	63,747
	Enel Chile SA	887,163	31,223
	Falabella SA	330,135	644,786
	Itau CorpBanca Chile SA	31,276,064	60,961
	Plaza SA	176,521	152,895
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,367,498

TOTAL CHILE			21,724,736

CHINA — (23.4%)
	360 Security Technology, Inc., Class A	409,600	397,930
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	377,847
	ADAMA Ltd., Class A	58,600	68,543
	Addsino Co. Ltd., Class A	92,500	132,925
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	280,360
	AECC Aviation Power Co. Ltd., Class A	79,700	532,985
	Agile Group Holdings Ltd.	1,094,000	208,080
	Agricultural Bank of China Ltd., Class H	14,534,000	4,148,487
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	997,426
*	Air China Ltd., Class H	1,158,000	805,894
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	53,144,932
*	Alibaba Group Holding Ltd.	714,100	5,552,061
*	Alibaba Health Information Technology Ltd.	2,566,000	1,085,942
	All Winner Technology Co. Ltd., Class A	18,600	49,853
	Aluminum Corp. of China Ltd., Class H	7,864,000	2,241,882
*	Amlogic Shanghai Co. Ltd., Class A	30,504	239,856
	Angel Yeast Co. Ltd., Class A	49,300	245,172
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	4,841,566
	Anhui Guangxin Agrochemical Co. Ltd., Class A	61,420	249,702
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	317,242
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	321,216
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	293,400
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	394,381
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	245,682
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	214,741
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,493	76,192
	Anjoy Foods Group Co. Ltd., Class A	14,400	265,521
	Anker Innovations Technology Co. Ltd., Class A	19,400	143,966
	ANTA Sports Products Ltd.	612,400	5,383,986

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	$389,076
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	47,574	166,018
	Asymchem Laboratories Tianjin Co. Ltd., Class A	17,770	346,889
	Avary Holding Shenzhen Co. Ltd., Class A	140,276	573,198
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	136,243
	AVICOPTER PLC, Class A	22,704	136,849
	Bafang Electric Suzhou Co. Ltd., Class A	7,500	119,794
*	Baidu, Inc., Sponsored ADR	25,812	1,976,425
*	Baidu, Inc., Class A	1,268,100	12,157,268
	Bank of Beijing Co. Ltd., Class A	697,408	386,268
	Bank of Changsha Co. Ltd., Class A	629,584	556,129
	Bank of Chengdu Co. Ltd., Class A	190,950	356,688
	Bank of China Ltd., Class H	43,912,181	14,143,111
	Bank of Communications Co. Ltd., Class H	5,656,515	2,759,920
	Bank of Guiyang Co. Ltd., Class A	572,423	408,876
	Bank of Hangzhou Co. Ltd., Class A	242,404	402,184
	Bank of Jiangsu Co. Ltd., Class A	742,270	704,478
	Bank of Nanjing Co. Ltd., Class A	454,780	643,900
	Bank of Ningbo Co. Ltd., Class A	317,342	1,035,747
	Bank of Shanghai Co. Ltd., Class A	458,383	350,741
	Bank of Suzhou Co. Ltd., Class A	415,260	391,139
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	669,898
*	BeiGene Ltd.	255,700	3,297,117
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	171,215
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	309,700
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	166,173
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	254,080
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	57,988
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	200,684
	Beijing Enlight Media Co. Ltd., Class A	258,706	238,939
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	113,028
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	222,195
	Beijing Jingyuntong Technology Co. Ltd., Class A	100,200	99,016
	Beijing Kingsoft Office Software, Inc., Class A	7,538	301,106
	Beijing New Building Materials PLC, Class A	130,703	355,842
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	445,473
	Beijing Originwater Technology Co. Ltd., Class A	461,047	297,662
	Beijing Roborock Technology Co. Ltd., Class A	6,593	213,111
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	162,436
	Beijing Shougang Co. Ltd., Class A	257,300	120,482
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	136,022
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	138,881
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	219,596
	Beijing Tongrentang Co. Ltd., Class A	36,400	243,529
	Beijing United Information Technology Co. Ltd., Class A	20,155	342,883
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	407,705
	Beijing Yanjing Brewery Co. Ltd., Class A	126,900	148,468
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	273,218
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	145,498
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	650,401
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,700	116,026
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	151,500
	BGI Genomics Co. Ltd., Class A	34,100	258,915
*	Bilibili, Inc., Class Z	84,420	752,300
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	95,658
	BOC International China Co. Ltd., Class A	89,700	130,073
	BOE Technology Group Co. Ltd., Class A	2,001,800	918,269
	Bosideng International Holdings Ltd.	3,360,000	1,451,206
	Bright Dairy & Food Co. Ltd., Class A	24,800	32,187

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	BTG Hotels Group Co. Ltd., Class A	92,300	$275,001
	BYD Co. Ltd., Class H	403,886	9,048,310
	BYD Electronic International Co. Ltd.	1,259,000	3,658,632
	By-health Co. Ltd., Class A	124,793	300,113
	Caitong Securities Co. Ltd., Class A	547,690	537,639
	CECEP Solar Energy Co. Ltd., Class A	241,000	224,052
	CECEP Wind-Power Corp., Class A	381,200	224,109
	Centre Testing International Group Co. Ltd., Class A	27,300	70,128
Ω	CGN Power Co. Ltd., Class H	4,899,000	992,378
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	465,044
	Changjiang Securities Co. Ltd., Class A	435,670	311,932
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	162,948
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	544,008
	Chengdu CORPRO Technology Co. Ltd., Class A	36,800	149,682
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	38,248
	Chengtun Mining Group Co. Ltd., Class A	308,000	234,501
	Chengxin Lithium Group Co. Ltd., Class A	43,229	257,249
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	53,800	139,350
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	187,765
	China Baoan Group Co. Ltd., Class A	146,334	232,073
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	651,075
	China CITIC Bank Corp. Ltd., Class H	9,190,928	3,464,589
	China Coal Energy Co. Ltd., Class H	3,825,777	2,813,489
	China Conch Venture Holdings Ltd.	128,000	188,787
	China Construction Bank Corp., Class H	59,766,590	31,717,427
	China CSSC Holdings Ltd., Class A	45,800	166,892
*	China Eastern Airlines Corp. Ltd., ADR	8,745	144,292
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	500,217
	China Energy Engineering Corp. Ltd.	2,502,824	785,360
#	China Energy Engineering Corp. Ltd., Class H	1,632,000	164,120
	China Everbright Bank Co. Ltd., Class H	3,836,000	991,814
# Ω	China Feihe Ltd.	5,746,000	3,310,012
	China Galaxy Securities Co. Ltd., Class H	5,155,500	1,930,513
	China Gas Holdings Ltd.	5,520,800	4,899,596
	China Great Wall Securities Co. Ltd., Class A	196,900	218,555
	China Greatwall Technology Group Co. Ltd., Class A	182,800	279,844
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	184,451
#	China Hongqiao Group Ltd.	4,665,000	3,301,647
Ω	China International Capital Corp. Ltd., Class H	1,813,600	2,520,394
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	648,141
	China Jushi Co. Ltd., Class A	477,798	767,048
	China Kings Resources Group Co. Ltd., Class A	32,040	201,655
	China Life Insurance Co. Ltd., Class H	2,339,000	2,550,578
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,604,309
	China Meheco Co. Ltd., Class A	69,411	119,976
	China Mengniu Dairy Co. Ltd.	2,204,000	7,055,331
	China Merchants Bank Co. Ltd., Class H	2,884,554	9,443,741
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	582,494
	China Merchants Port Holdings Co. Ltd.	394,271	462,242
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	118,323
Ω	China Merchants Securities Co. Ltd., Class H	486,460	451,097
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	587,484
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,399,439
	China National Building Material Co. Ltd., Class H	10,206,000	5,926,277
	China National Nuclear Power Co. Ltd., Class A	1,023,390	847,030
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	482,327
	China Oilfield Services Ltd., Class H	1,960,000	2,206,409
	China Overseas Land & Investment Ltd.	4,761,000	9,097,884
	China Pacific Insurance Group Co. Ltd., Class H	2,763,800	4,455,226

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	17,726,800	$7,025,598
	China Power International Development Ltd.	740,000	213,852
	China Railway Group Ltd., Class H	4,311,000	1,874,487
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	547,246
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	146,092
	China Resources Beer Holdings Co. Ltd.	859,611	4,056,113
	China Resources Boya Bio-pharmaceutical Group Co Ltd, Class A	32,400	133,453
	China Resources Cement Holdings Ltd.	4,938,000	1,784,919
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	245,769
	China Resources Gas Group Ltd.	1,798,000	4,604,982
	China Resources Land Ltd.	4,798,666	15,013,985
	China Resources Microelectronics Ltd., Class A	28,998	201,637
	China Resources Power Holdings Co. Ltd.	1,598,517	2,322,762
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	509,037
	China Shenhua Energy Co. Ltd., Class H	2,649,500	6,959,859
	China South Publishing & Media Group Co. Ltd., Class A	59,000	77,174
*	China Southern Airlines Co. Ltd., Class H	1,716,000	885,874
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	171,400	135,465
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,250,067
#	China Suntien Green Energy Corp. Ltd., Class H	673,000	255,229
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,010,562
Ω	China Tower Corp. Ltd., Class H	67,974,000	6,149,938
	China Tungsten & Hightech Materials Co. Ltd., Class A	62,600	123,634
	China Vanke Co. Ltd., Class H	2,747,520	3,525,967
	China Yangtze Power Co. Ltd., Class A	748,847	2,083,975
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	403,540
*	China Zheshang Bank Co. Ltd., Class H	82,000	28,290
	Chongqing Brewery Co. Ltd., Class A	21,500	257,307
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	402,572
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	145,762
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	798,367
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	974,462
	CITIC Ltd.	4,725,000	4,228,139
	CITIC Securities Co. Ltd., Class H	2,178,800	3,255,463
	CMOC Group Ltd., Class H	5,673,966	1,826,744
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	191,774
	CNOOC Energy Technology & Services Ltd., Class A	597,700	233,113
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	190,648
	COFCO Biotechnology Co. Ltd., Class A	114,467	126,539
	Contemporary Amperex Technology Co. Ltd., Class A	70,420	3,613,934
# *	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	684,728
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	4,752,853
	Country Garden Holdings Co. Ltd.	5,569,067	717,805
	Country Garden Services Holdings Co. Ltd.	1,433,492	1,252,909
Ω	CSC Financial Co. Ltd., Class H	1,140,500	826,862
	CSG Holding Co. Ltd., Class A	313,839	295,149
	CSPC Pharmaceutical Group Ltd.	11,629,200	11,945,066
	Daan Gene Co. Ltd., Class A	171,580	419,667
Ω	Dali Foods Group Co. Ltd.	4,344,000	1,788,130
	Daqin Railway Co. Ltd., Class A	883,060	775,564
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	391,390
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	227,021
*	Deppon Logistics Co. Ltd., Class A	78,900	186,800
	DHC Software Co. Ltd., Class A	290,300	245,769
	Dian Diagnostics Group Co. Ltd., Class A	67,701	258,228
	Do-Fluoride Chemicals Co. Ltd., Class A	64,409	275,425
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	219,221
	Dongfang Electric Corp. Ltd., Class H	305,200	460,302

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	$645,128
	Dongxing Securities Co. Ltd., Class A	323,718	345,002
	East Group Co. Ltd., Class A	152,100	144,863
	East Money Information Co. Ltd., Class A	453,728	972,653
	Ecovacs Robotics Co. Ltd., Class A	28,300	227,150
	Electric Connector Technology Co. Ltd., Class A	28,200	142,270
	ENN Energy Holdings Ltd.	378,200	3,760,081
	ENN Natural Gas Co. Ltd., Class A	245,000	521,930
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	81,359
	Eve Energy Co. Ltd., Class A	38,105	434,849
# Ω	Everbright Securities Co. Ltd., Class H	442,400	239,413
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	308,550
	Fangda Special Steel Technology Co. Ltd., Class A	289,000	225,996
	FAW Jiefang Group Co. Ltd., Class A	112,300	107,211
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	93,337
	Financial Street Holdings Co. Ltd., Class A	180,200	114,509
	First Capital Securities Co. Ltd., Class A	320,000	244,077
#	Flat Glass Group Co. Ltd., Class H	406,000	952,316
	Focus Media Information Technology Co. Ltd., Class A	727,597	447,729
	Foryou Corp.	16,200	78,856
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,296,783
	Fosun International Ltd.	3,138,722	1,918,079
	Founder Securities Co. Ltd., Class A	411,200	357,118
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	438,427
	Fujian Funeng Co. Ltd., Class A	116,900	171,742
	Fujian Sunner Development Co. Ltd., Class A	77,263	232,503
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	2,704,980
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	30,040	145,758
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	176,399	1,193,095
	Gaona Aero Material Co. Ltd., Class A	17,800	130,472
	G-bits Network Technology Xiamen Co. Ltd., Class A	8,400	293,596
	GCL Energy Technology Co. Ltd.	130,300	243,127
	GCL New Energy Holdings Ltd.	321,005	21,674
*	GCL System Integration Technology Co. Ltd., Class A	241,200	108,136
*	GCL Technology Holdings Ltd.	20,189,000	5,117,041
*	GD Power Development Co. Ltd., Class A	524,300	314,199
*	GDS Holdings Ltd., Class A	189,000	210,953
	Geely Automobile Holdings Ltd.	6,653,000	7,159,834
	GEM Co. Ltd., Class A	188,176	191,870
	Gemdale Corp., Class A	343,800	370,054
	GF Securities Co. Ltd., Class H	1,068,800	1,087,406
	Giant Network Group Co. Ltd., Class A	85,600	90,960
	GigaDevice Semiconductor, Inc., Class A	50,974	576,117
	Ginlong Technologies Co. Ltd., Class A	18,825	482,695
	Glarun Technology Co. Ltd., Class A	69,600	138,588
	GoerTek, Inc., Class A	198,500	589,265
	Gongniu Group Co. Ltd., Class A	4,200	68,950
	Gotion High-tech Co. Ltd., Class A	73,700	304,719
	Grandblue Environment Co. Ltd., Class A	40,300	99,006
	Great Wall Motor Co. Ltd., Class H	1,683,500	1,839,058
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	631,404
*	Greenland Holdings Corp. Ltd., Class A	472,831	170,247
	GRG Banking Equipment Co. Ltd., Class A	284,000	366,717
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	127,900	182,365
	Guangdong Haid Group Co. Ltd., Class A	55,800	441,807
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	260,267
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	230,832
	Guangdong Investment Ltd.	2,600,000	1,639,239

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	$143,592
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	130,491
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	43,000	125,254
	Guanghui Energy Co. Ltd., Class A	422,000	594,676
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,531
	Guangzhou Automobile Group Co. Ltd., Class H	2,287,162	1,393,799
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	486,334
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	115,993
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	257,574
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	48,901	505,050
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	303,160
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	433,156
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	197,294
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	261,404	199,840
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	23,086
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	227,002
*	Guocheng Mining Co. Ltd., Class A	44,900	97,490
	Guosen Securities Co. Ltd., Class A	186,700	221,007
Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	479,284
	Guoyuan Securities Co. Ltd., Class A	308,740	264,496
	H World Group Ltd., ADR	102,031	2,762,999
	H World Group Ltd.	5,500	15,005
	Haier Smart Home Co. Ltd., Class A	258,200	736,928
	Haier Smart Home Co. Ltd., Class H	2,489,400	6,230,932
	Haitong Securities Co. Ltd., Class H	2,434,800	1,190,199
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	194,884
	Hangjin Technology Co. Ltd., Class A	47,700	191,453
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	289,515
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	118,907
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	400,843
	Hangzhou Lion Electronics Co. Ltd., Class A	36,668	215,776
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	316,355
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	225,162
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	302,557
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	138,274
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	649,263
	Han’s Laser Technology Industry Group Co. Ltd., Class A	198,117	689,786
Ω	Hansoh Pharmaceutical Group Co. Ltd.	980,000	1,514,968
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	88,233
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	20,900	60,914
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	274,448
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	330,754
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	407,591
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	609,477
	Hengan International Group Co. Ltd.	1,126,500	4,367,721
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	289,547
	Hengli Petrochemical Co. Ltd., Class A	403,700	850,671
	Hengtong Optic-electric Co. Ltd., Class A	125,000	334,413
	Hengyi Petrochemical Co. Ltd., Class A	347,388	319,501
	Hesteel Co. Ltd., Class A	1,698,653	504,769
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	372,723
	Hongfa Technology Co. Ltd., Class A	60,890	287,047
	Hongta Securities Co. Ltd., Class A	96,320	94,590
	Huaan Securities Co. Ltd., Class A	249,210	150,677
#	Huadian Power International Corp. Ltd., Class H	288,000	86,493
	Huadong Medicine Co. Ltd., Class A	70,000	393,840
	Huafon Chemical Co. Ltd., Class A	485,983	444,192
	Huagong Tech Co. Ltd., Class A	60,800	140,171
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	440,972

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	139,800	$340,156
# *	Huaneng Power International, Inc., Class H	2,302,000	823,709
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,332,769
	Huaxi Securities Co. Ltd., Class A	334,000	336,829
	Huaxia Bank Co. Ltd., Class A	644,456	423,379
	Huaxin Cement Co. Ltd., Class A	206,300	379,422
	Huayu Automotive Systems Co. Ltd., Class A	153,600	353,072
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	117,554
	Hubei Dinglong Co. Ltd., Class A	44,900	129,442
	Hubei Energy Group Co. Ltd., Class A	199,271	114,457
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,600	116,309
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	455,208
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	436,390
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	235,764
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	388,767
	Hunan Gold Corp. Ltd., Class A	99,000	179,641
	Hunan Valin Steel Co. Ltd., Class A	933,000	511,725
	Hundsun Technologies, Inc., Class A	41,729	238,975
	Iflytek Co. Ltd., Class A	70,100	337,369
	IKD Co. Ltd., Class A	20,000	51,971
	Imeik Technology Development Co. Ltd., Class A	3,800	219,496
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	13,361,085
	Industrial Bank Co. Ltd., Class A	643,039	1,326,449
*	Industrial Securities Co. Ltd., Class A	652,548	488,948
	Infore Environment Technology Group Co. Ltd., Class A	82,224	52,579
	Ingenic Semiconductor Co. Ltd., Class A	18,000	167,577
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	334,628
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	507,390
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	277,232
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	431,879
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,101,863
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	495,200	438,076
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	245,204
	Intco Medical Technology Co. Ltd., Class A	89,442	261,051
	JA Solar Technology Co. Ltd., Class A	71,103	610,558
	Jafron Biomedical Co. Ltd., Class A	28,865	125,436
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	278,221
	JCET Group Co. Ltd., Class A	185,200	611,869
* Ω	JD Health International, Inc.	353,350	1,938,507
	JD.com, Inc., ADR	124,763	4,652,412
	JD.com, Inc., Class A	501,921	9,140,238
	Jiangsu Azure Corp., Class A	75,000	154,084
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	298,214
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	233,481
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	719,448
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,252	149,614
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	136,677
*	Jiangsu Guoxin Corp., Ltd., Class A	88,700	70,009
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	529,996
	Jiangsu Hengrui Medicine Co. Ltd., Class A	159,955	882,892
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	132,042
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	85,912	440,503
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	24,653	123,286
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	180,718
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	121,047
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	21,800	60,413
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	271,457
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	157,300	253,966

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu ToLand Alloy Co. Ltd., Class A	13,900	$103,238
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,016,600
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	373,644
	Jiangsu Yoke Technology Co. Ltd., Class A	12,862	103,578
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	376,284
	Jiangsu Zhongtian Technology Co. Ltd., Class A	93,400	281,587
	Jiangxi Copper Co. Ltd., Class H	1,471,000	1,607,452
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	127,950
*	Jilin Electric Power Co. Ltd., Class A	127,000	103,112
	Jingjin Equipment, Inc., Class A	50,780	215,792
	JiuGui Liquor Co. Ltd., Class A	11,500	161,041
	Jizhong Energy Resources Co. Ltd., Class A	453,000	376,819
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	197,767
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	311,505
	Joinn Laboratories China Co. Ltd., Class A	11,396	89,412
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	392,848
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	170,863
	Juewei Food Co. Ltd., Class A	37,944	246,173
*	Juneyao Airlines Co. Ltd., Class A	70,540	132,383
*	Kaishan Group Co. Ltd., Class A	65,100	149,289
	KBC Corp. Ltd., Class A	6,057	204,984
	Keboda Technology Co. Ltd., Class A	8,000	65,642
	Kehua Data Co. Ltd., Class A	34,200	200,331
	KingClean Electric Co. Ltd., Class A	17,100	76,877
	Kingfa Sci & Tech Co. Ltd., Class A	425,087	564,954
	Kingsoft Corp. Ltd.	541,000	1,638,225
	Konfoong Materials International Co. Ltd., Class A	9,500	114,715
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	243,599
	Kunlun Energy Co. Ltd.	6,412,000	3,832,256
	Kunlun Tech Co. Ltd., Class A	52,600	94,005
	Kweichow Moutai Co. Ltd., Class A	55,993	10,378,523
	KWG Living Group Holdings Ltd.	258,250	24,321
	Lao Feng Xiang Co. Ltd., Class A	26,700	140,630
	Laobaixing Pharmacy Chain JSC, Class A	62,190	299,779
	LB Group Co. Ltd., Class A	223,200	471,122
	Lenovo Group Ltd.	13,043,278	10,424,287
	Lens Technology Co. Ltd., Class A	316,800	433,518
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	419,434
	Levima Advanced Materials Corp., Class A	27,200	122,033
	Leyard Optoelectronic Co. Ltd., Class A	105,400	81,501
# *	Li Auto, Inc., ADR	128,166	1,745,621
*	Li Auto, Inc., Class A	135,900	927,104
	Li Ning Co. Ltd.	1,311,000	6,781,697
	Lianhe Chemical Technology Co. Ltd., Class A	56,700	145,762
	Lier Chemical Co. Ltd., Class A	74,940	187,170
*	Lingyi iTech Guangdong Co., Class A	556,018	360,629
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	155,952
Ω	Longfor Group Holdings Ltd.	2,585,500	3,294,403
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	2,218,261
	Longshine Technology Group Co. Ltd., Class A	89,002	314,853
	Luenmei Quantum Co. Ltd., Class A	120,500	102,960
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,160	78,341
	Luxi Chemical Group Co. Ltd., Class A	305,700	476,936
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,199,233
	Luzhou Laojiao Co. Ltd., Class A	73,529	1,577,260
	Mango Excellent Media Co. Ltd., Class A	179,192	540,226
	Maxscend Microelectronics Co., Ltd., Class A	22,900	289,830
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	168,336
* Ω	Meituan, Class B	1,133,000	18,139,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China Ltd., Class H	4,641,000	$738,998
*	Mianyang Fulin Precision Co. Ltd., Class A	62,463	120,660
	Midea Group Co. Ltd., Class A	479,784	2,643,065
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	215,852
	Ming Yang Smart Energy Group Ltd., Class A	120,504	412,456
	Montage Technology Co. Ltd., Class A	27,314	211,711
	Muyuan Foods Co. Ltd., Class A	134,987	869,608
	Nanjing Hanrui Cobalt Co. Ltd., Class A	22,847	125,588
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	280,576
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	75,346	168,251
	Nanjing Securities Co. Ltd., Class A	248,900	270,671
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	156,175
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	169,632
	NARI Technology Co. Ltd., Class A	249,552	838,138
*	National Silicon Industry Group Co. Ltd., Class A	105,089	292,773
	NAURA Technology Group Co. Ltd., Class A	10,700	388,483
	NavInfo Co. Ltd., Class A	105,850	172,203
#	NetEase, Inc., ADR	193,704	10,773,816
	NetEase, Inc.	159,100	1,765,254
	New China Life Insurance Co. Ltd., Class H	1,091,400	1,733,226
*	New Hope Liuhe Co. Ltd., Class A	159,700	283,095
	Ninestar Corp., Class A	44,351	348,171
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	87,515
*	Ningbo Joyson Electronic Corp., Class A	126,400	266,021
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	328,728
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	19,771	214,186
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	204,059
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	387,843
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	26,000	122,521
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	214,002
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	503,777
*	NIO, Inc., ADR	368,459	3,562,999
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	178,977
*	Offcn Education Technology Co. Ltd., Class A	80,212	47,964
	Offshore Oil Engineering Co. Ltd., Class A	310,100	199,659
*	OFILM Group Co. Ltd., Class A	214,300	137,651
	Oppein Home Group, Inc., Class A	24,595	274,723
#	Orient Overseas International Ltd.	27,500	401,861
# Ω	Orient Securities Co. Ltd., Class H	1,012,800	377,955
	Ovctek China, Inc., Class A	22,152	90,192
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	291,774
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	214,285
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,097,570
	Perfect World Co. Ltd., Class A	141,585	220,866
	PetroChina Co. Ltd., Class H	15,206,000	5,816,705
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	39,837
Ω	Pharmaron Beijing Co. Ltd., Class H	159,050	536,287
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	6,641,745
*	Pinduoduo, Inc., ADR	122,979	6,742,939
	Ping An Bank Co. Ltd., Class A	722,500	1,025,620
	Ping An Insurance Group Co. of China Ltd., Class H	3,693,500	14,786,523
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	546,397
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	852,534
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,069,298
	Power Construction Corp. of China Ltd., Class A	583,011	563,372
	Proya Cosmetics Co. Ltd., Class A	21,980	503,610
	Qingdao Haier Biomedical Co. Ltd., Class A	5,788	61,199
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	28,932
	Qingdao Rural Commercial Bank Corp., Class A	691,706	262,648

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	$155,891
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	160,437
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	184,891
	Raytron Technology Co. Ltd., Class A	17,317	113,068
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	114,895
*	Risen Energy Co. Ltd., Class A	59,604	201,898
	Riyue Heavy Industry Co. Ltd., Class A	76,100	230,886
	Rockchip Electronics Co. Ltd., Class A	18,100	162,360
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	834,092
*	Roshow Technology Co., Ltd., Class A	125,900	178,161
	SAIC Motor Corp. Ltd., Class A	236,045	445,589
	Sailun Group Co. Ltd., Class A	221,600	263,965
	Sanan Optoelectronics Co. Ltd., Class A	114,600	271,554
	Sangfor Technologies, Inc., Class A	11,300	195,037
	Sanquan Food Co. Ltd., Class A	82,800	159,656
	Sansure Biotech, Inc., Class A	55,890	195,389
	Sany Heavy Industry Co. Ltd., Class A	323,734	600,734
	Satellite Chemical Co. Ltd., Class A	345,661	588,218
	SDIC Power Holdings Co. Ltd., Class A	251,000	347,223
	Sealand Securities Co. Ltd., Class A	328,190	146,349
*	Seazen Holdings Co. Ltd., Class A	173,200	313,518
	SF Holding Co. Ltd., Class A	151,261	1,001,932
	SG Micro Corp., Class A	12,050	247,666
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,888,146
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	602,783
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	57,400	151,125
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	102,030
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	181,200
# Ω	Shandong Gold Mining Co. Ltd., Class H	547,250	869,811
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	50,100	173,987
	Shandong Hi-speed Co. Ltd., Class A	111,700	84,100
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	189,250	679,886
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	292,801
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	384,999
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	149,439
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	331,441
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	4,551,100
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	145,785
	Shanghai Baosight Software Co. Ltd., Class A	62,166	361,973
	Shanghai Construction Group Co. Ltd., Class A	770,676	271,544
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	582,273
*	Shanghai Electric Power Co. Ltd., Class A	119,200	150,101
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	883,836
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	583,917
*	Shanghai International Airport Co. Ltd., Class A	28,100	205,617
	Shanghai International Port Group Co. Ltd., Class A	334,000	236,892
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	330,223
#* Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	223,532
	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	77,962
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	226,867
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,338
	Shanghai M&G Stationery, Inc., Class A	51,069	282,572
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,355,260
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	804,337
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	318,443
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	298,441
	Shanghai Tunnel Engineering Co. Ltd., Class A	303,500	216,654
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	144,727
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	217,006

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	$280,460
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	547,530	853,565
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	324,730	748,243
	Shanxi Meijin Energy Co. Ltd., Class A	523,517	628,918
	Shanxi Securities Co. Ltd., Class A	216,280	153,091
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	292,674
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,770,540
	Shenghe Resources Holding Co. Ltd., Class A	151,600	278,394
	Shengyi Technology Co. Ltd., Class A	162,200	308,750
	Shennan Circuits Co. Ltd., Class A	25,382	261,393
# Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	336,586
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	288,767
	Shenzhen Desay Battery Technology Co., Class A	17,000	116,015
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	228,023
	Shenzhen Energy Group Co. Ltd., Class A	235,019	183,869
	Shenzhen Envicool Technology Co. Ltd., Class A	14,300	66,658
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	169,042
	Shenzhen Gas Corp. Ltd., Class A	150,500	134,811
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	23,400	47,420
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	842,891
	Shenzhen Kaifa Technology Co. Ltd., Class A	66,000	103,519
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	247,739
	Shenzhen Kedali Industry Co. Ltd., Class A	14,566	183,476
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	175,116
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	157,879
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,220,507
*	Shenzhen MTC Co. Ltd., Class A	192,700	91,281
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	361,745
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	301,781
	Shenzhen SC New Energy Technology Corp., Class A	12,566	234,487
	Shenzhen SED Industry Co. Ltd., Class A	30,800	89,780
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	191,265
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	272,904
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	63,050
	Shenzhen Topband Co. Ltd., Class A	28,600	44,136
	Shenzhen Transsion Holdings Co. Ltd., Class A	64,148	548,299
	Shenzhen Yinghe Technology Co. Ltd., Class A	29,900	81,667
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	416,354
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	190,519
	Shenzhou International Group Holdings Ltd.	917,400	6,369,505
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	122,156	509,055
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	217,013
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	226,456
*	Sichuan Development Lomon Co. Ltd., Class A	167,000	254,810
	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	332,875
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	439,556
*	Sichuan New Energy Power Co., Ltd.	86,800	224,258
	Sichuan Road & Bridge Group Co. Ltd., Class A	573,200	885,539
	Sichuan Shuangma Cement Co. Ltd., Class A	36,500	100,978
	Sichuan Swellfun Co. Ltd., Class A	23,700	184,305
	Sichuan Teway Food Group Co. Ltd., Class A	6,000	23,105
	Sichuan Yahua Industrial Group Co. Ltd., Class A	80,400	295,192
	Sieyuan Electric Co. Ltd., Class A	63,100	289,754
	Sino Biopharmaceutical Ltd.	12,922,500	6,270,456
	Sinofibers Technology Co. Ltd., Class A	17,400	131,862
	Sinolink Securities Co. Ltd., Class A	232,100	251,495
	Sinoma International Engineering Co., Class A	308,200	361,666
	Sinoma Science & Technology Co. Ltd., Class A	190,294	467,443
	Sinopharm Group Co. Ltd., Class H	2,426,400	4,603,152

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Skshu Paint Co. Ltd., Class A	7,648	$91,316
	Skyworth Digital Co. Ltd., Class A	76,793	156,904
Ω	Smoore International Holdings Ltd.	2,325,000	2,474,953
	Songcheng Performance Development Co. Ltd., Class A	170,500	269,318
	SooChow Securities Co. Ltd., Class A	334,850	300,999
	Southwest Securities Co. Ltd., Class A	779,936	396,137
*	Spring Airlines Co. Ltd., Class A	48,500	323,375
	State Grid Information & Communication Co. Ltd., Class A	75,800	155,718
*	STO Express Co. Ltd., Class A	94,000	144,537
	Sungrow Power Supply Co. Ltd., Class A	31,600	567,742
	Sunny Optical Technology Group Co. Ltd.	719,500	6,235,183
	Sunresin New Materials Co. Ltd., Class A	16,350	171,392
	Sunwoda Electronic Co. Ltd., Class A	74,600	237,881
	Suofeiya Home Collection Co. Ltd., Class A	27,570	52,842
	Suplet Power Co. Ltd., Class A	26,600	191,853
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	209,200	724,360
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	228,716
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	270,963
	Tangshan Jidong Cement Co. Ltd., Class A	155,000	161,448
	TangShan Port Group Co. Ltd., Class A	454,800	156,594
	TBEA Co. Ltd., Class A	217,400	609,232
	TCL Technology Group Corp., Class A	1,321,080	709,569
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	607,757
	Tencent Holdings Ltd.	3,556,400	93,450,715
*	Tencent Music Entertainment Group, ADR	730,433	2,636,863
	Thunder Software Technology Co. Ltd., Class A	13,300	180,156
	Tian Di Science & Technology Co. Ltd., Class A	399,320	268,455
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	28,400	153,173
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	186,951
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	115,017
	Tianma Microelectronics Co. Ltd., Class A	161,455	195,866
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	185,276
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	368,401
*	Tibet Summit Resources Co. Ltd., Class A	86,100	247,047
	Tingyi Cayman Islands Holding Corp.	2,592,000	4,051,549
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	200,050
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	255,270
	Toly Bread Co. Ltd., Class A	151,865	234,737
*	TongFu Microelectronics Co. Ltd., Class A	167,000	431,042
	Tongkun Group Co. Ltd., Class A	157,809	262,574
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	377,872
	Tongwei Co. Ltd., Class A	209,300	1,251,476
*	Topchoice Medical Corp., Class A	13,300	224,038
Ω	Topsports International Holdings Ltd.	979,000	493,648
	Transfar Zhilian Co. Ltd., Class A	287,626	195,005
	TravelSky Technology Ltd., Class H	183,000	266,106
	Trina Solar Co. Ltd., Class A	26,178	238,908
# *	Trip.com Group Ltd., ADR	412,258	9,329,399
*	Trip.com Group Ltd.	99,700	2,239,492
	Tsingtao Brewery Co. Ltd., Class H	418,000	2,926,456
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	851,736
	Unisplendour Corp. Ltd., Class A	164,160	386,236
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	263,838
	Valiant Co. Ltd., Class A	56,000	106,564
*	Vipshop Holdings Ltd., ADR	720,998	5,025,356
	Walvax Biotechnology Co. Ltd., Class A	55,500	293,166
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,242,604
	Want Want China Holdings Ltd.	6,370,000	4,184,356
	Wanxiang Qianchao Co. Ltd., Class A	189,000	128,629

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Weibo Corp., Sponsored ADR	51,476	$582,708
	Weichai Power Co. Ltd., Class H	2,877,800	2,756,476
	Weifu High-Technology Group Co. Ltd., Class A	52,714	124,340
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	221,594
*	Wens Foodstuffs Group Co. Ltd., Class A	164,980	405,489
	Western Securities Co. Ltd., Class A	568,600	465,836
	Western Superconducting Technologies Co. Ltd., Class A	14,442	230,796
	Westone Information Industry, Inc., Class A	33,300	166,071
	Wharf Holdings Ltd.	995,000	2,849,177
	Will Semiconductor Co. Ltd., Class A	54,421	548,489
	Wingtech Technology Co. Ltd., Class A	47,900	314,184
	Winning Health Technology Group Co. Ltd., Class A	183,700	244,265
	Wolong Electric Group Co. Ltd., Class A	143,200	244,251
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	351,960
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	77,021
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	170,448
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,400	36,818
	Wuhu Token Science Co. Ltd., Class A	200,630	172,043
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,189,306
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	237,312
Ω	WuXi AppTec Co. Ltd., Class H	159,060	1,276,652
* Ω	Wuxi Biologics Cayman, Inc.	1,131,500	5,091,345
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	121,556
	Wuxi NCE Power Co. Ltd., Class A	14,040	156,356
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	455,187
	XCMG Construction Machinery Co. Ltd., Class A	472,203	299,843
	Xiamen C & D, Inc., Class A	153,900	253,189
	Xiamen Faratronic Co. Ltd., Class A	12,100	292,930
	Xiamen Intretech, Inc., Class A	78,460	185,514
	Xiamen ITG Group Corp. Ltd., Class A	163,430	139,497
	Xiamen Tungsten Co. Ltd., Class A	107,480	295,798
	Xiamen Xiangyu Co. Ltd., Class A	179,500	243,266
	Xi’an Triangle Defense Co. Ltd., Class A	32,400	207,574
	Xianhe Co. Ltd., Class A	39,900	133,084
#* Ω	Xiaomi Corp., Class B	12,403,400	13,929,917
	Xinfengming Group Co. Ltd., Class A	153,500	170,939
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	891,559	772,542
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	96,085
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	416,100	335,543
	Xinxiang Richful Lube Additive Co. Ltd., Class A	5,500	109,325
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	116,541
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	105,900	160,335
	Xinyi Solar Holdings Ltd.	6,243,103	6,198,140
	Xuji Electric Co. Ltd., Class A	77,400	188,854
Ω	Yadea Group Holdings Ltd.	526,000	803,139
	Yangling Metron New Material, Inc., Class A	27,640	188,045
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	367,264
	Yankuang Energy Group Co. Ltd., Class H	1,594,000	4,481,556
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	31,186
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	232,817
	Yealink Network Technology Corp. Ltd., Class A	41,840	395,987
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	452,811
	Yintai Gold Co. Ltd., Class A	195,817	385,600
	Yixintang Pharmaceutical Group Co. Ltd., Class A	18,200	69,267
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	273,186
	Yonyou Network Technology Co. Ltd., Class A	83,500	280,534
	Youngor Group Co. Ltd., Class A	340,604	279,241
*	Youngy Co., Ltd., Class A	10,200	154,531
	YTO Express Group Co. Ltd., Class A	174,400	451,272

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	$159,205
#	Yum China Holdings, Inc.	363,986	15,050,821
	Yunda Holding Co. Ltd., Class A	227,590	412,106
	Yunnan Aluminium Co. Ltd., Class A	373,200	469,469
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	409,488
	Yunnan Copper Co. Ltd., Class A	383,300	578,878
	Yunnan Energy New Material Co. Ltd., Class A	30,462	617,783
	Yunnan Tin Co. Ltd., Class A	179,800	280,999
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	783,005
	Zhefu Holding Group Co. Ltd., Class A	607,423	326,336
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	232,615
	Zhejiang China Commodities City Group Co. Ltd., Class A	697,879	400,994
	Zhejiang Chint Electrics Co. Ltd., Class A	125,484	437,788
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	153,567
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	472,108
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	286,643
	Zhejiang Hailiang Co. Ltd., Class A	143,800	228,464
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	122,823
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	99,240	272,016
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	320,683
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	528,542
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	187,170
	Zhejiang Juhua Co. Ltd., Class A	126,000	271,389
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	392,357
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	142,621
	Zhejiang NHU Co. Ltd., Class A	264,988	650,383
	Zhejiang Supor Co. Ltd., Class A	47,603	261,330
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	94,503	244,722
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	125,034	298,516
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	227,455
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,154	363,145
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	181,018
	Zheshang Securities Co. Ltd., Class A	270,063	377,151
	Zhongji Innolight Co. Ltd., Class A	55,527	222,981
	Zhongjin Gold Corp. Ltd., Class A	428,700	437,988
	Zhongsheng Group Holdings Ltd.	1,088,500	4,131,192
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	2,553,642
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	259,579
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	379,238
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	386,760	361,547
#	Zijin Mining Group Co. Ltd., Class H	6,627,000	6,321,085
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	599,297
	ZTE Corp., Class H	1,138,285	2,030,522
#	ZTO Express Cayman, Inc., ADR	290,097	4,899,738
#	ZTO Express Cayman, Inc.	1,050	17,865

TOTAL CHINA			951,805,648

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	7,858,220	312,658
	Banco de Bogota SA	32,600	171,622
	Bancolombia SA, Sponsored ADR	39,205	994,631
	Bancolombia SA	108,694	781,298
	Ecopetrol SA	2,140,333	1,061,770
	Grupo Argos SA	357,079	741,090
	Grupo Aval Acciones y Valores SA, ADR	5,840	12,965
	Grupo Energia Bogota SA ESP	501,293	167,174
	Interconexion Electrica SA ESP	201,685	786,934

TOTAL COLOMBIA			5,030,142

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	$3,890,179
	Komercni Banka AS	72,622	2,079,914
Ω	Moneta Money Bank AS	421,608	1,229,775

TOTAL CZECH REPUBLIC			7,199,868

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,513,486	1,920,708

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,298,257	1,202,309
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,356,086
* ††	FF Group	12,618	11,223
	Galaxy Cosmos Mezz PLC	48,084	7,765
	Hellenic Energy Holdings SA	63,899	436,843
	Hellenic Telecommunications Organization SA	145,052	2,277,975
	JUMBO SA	91,113	1,294,131
*	LAMDA Development SA	7,667	46,452
	Motor Oil Hellas Corinth Refineries SA	85,551	1,470,366
	Mytilineos SA	72,048	1,208,116
*	National Bank of Greece SA	290,272	1,051,735
	OPAP SA	110,434	1,353,164
*	Piraeus Financial Holdings SA	215,062	265,129
*	Public Power Corp. SA	53,369	336,874
	Sunrisemezz PLC	30,723	2,487
	Terna Energy SA	49,394	917,948

TOTAL GREECE			13,238,603

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	840,922	5,048,973
#	OTP Bank Nyrt	103,748	2,263,349
	Richter Gedeon Nyrt	82,986	1,641,524

TOTAL HUNGARY			8,953,846

INDIA — (18.0%)
	Aarti Industries Ltd.	231,928	1,955,086
	Aarti Pharmalabs Ltd.	57,982	265,613
	ABB India Ltd.	45,775	1,691,933
	ACC Ltd.	106,088	3,066,940
	Adani Enterprises Ltd.	134,677	5,454,980
*	Adani Green Energy Ltd.	89,876	2,289,621
	Adani Ports & Special Economic Zone Ltd.	464,142	4,631,940
*	Adani Power Ltd.	748,312	3,041,139
	Adani Total Gas Ltd.	102,479	4,509,790
*	Adani Transmission Ltd.	219,644	8,903,207
*	Aditya Birla Capital Ltd.	391,081	551,389
	Alkem Laboratories Ltd.	32,515	1,239,882
	Ambuja Cements Ltd.	553,447	3,570,030
	APL Apollo Tubes Ltd.	7,651	99,833
	Apollo Hospitals Enterprise Ltd.	77,348	4,216,487
	Ashok Leyland Ltd.	1,199,908	2,221,974
	Asian Paints Ltd.	220,693	8,316,379
	Astral Ltd.	84,526	2,081,831
	Atul Ltd.	2,391	244,317
Ω	AU Small Finance Bank Ltd.	174,230	1,242,086
	Aurobindo Pharma Ltd.	407,142	2,641,766

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
* Ω	Avenue Supermarts Ltd.	53,575	$2,800,161
	Axis Bank Ltd.	1,721,283	18,876,411
	Bajaj Auto Ltd.	60,754	2,700,693
	Bajaj Finance Ltd.	131,798	11,395,650
	Bajaj Finserv Ltd.	159,010	3,244,751
	Bajaj Holdings & Investment Ltd.	45,088	3,623,841
	Balkrishna Industries Ltd.	115,271	2,739,535
* Ω	Bandhan Bank Ltd.	603,569	1,749,182
	Bank of Baroda	1,064,648	1,902,732
	Berger Paints India Ltd.	186,084	1,320,621
	Bharat Electronics Ltd.	4,884,543	6,318,346
	Bharat Forge Ltd.	271,888	2,730,626
	Bharat Petroleum Corp. Ltd.	427,867	1,570,814
	Bharti Airtel Ltd.	1,493,167	15,016,466
	Biocon Ltd.	396,886	1,298,940
	Bosch Ltd.	4,913	978,153
	Britannia Industries Ltd.	54,714	2,489,318
	Canara Bank	364,746	1,283,075
*	CG Power & Industrial Solutions Ltd.	114,992	361,812
	Cholamandalam Investment & Finance Co. Ltd.	539,910	4,648,411
	Cipla Ltd.	657,406	9,280,072
	Coal India Ltd.	649,232	1,927,681
	Colgate-Palmolive India Ltd.	122,914	2,424,311
	Container Corp. of India Ltd.	294,357	2,834,831
	Coromandel International Ltd.	56,910	661,343
	CRISIL Ltd.	667	24,168
	Crompton Greaves Consumer Electricals Ltd.	170,496	746,226
	Cummins India Ltd.	55,131	896,769
	Dabur India Ltd.	338,762	2,278,236
	Dalmia Bharat Ltd.	44,184	852,713
	Deepak Nitrite Ltd.	86,786	2,428,457
	Divi’s Laboratories Ltd.	72,911	3,178,899
	Dixon Technologies India Ltd.	2,979	162,749
	DLF Ltd.	530,091	2,467,536
#	Dr Reddy’s Laboratories Ltd., ADR	102,286	5,555,153
	Dr Reddy’s Laboratories Ltd.	31,975	1,718,684
	Eicher Motors Ltd.	93,424	4,358,089
	Federal Bank Ltd.	142,671	226,811
	GAIL India Ltd.	2,303,665	2,531,004
	GAIL India Ltd., GDR	153,552	1,027,556
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	543,155
*	Godrej Consumer Products Ltd.	251,241	2,526,855
*	Godrej Properties Ltd.	82,253	1,259,074
	Grasim Industries Ltd.	247,208	5,162,859
	Gujarat Fluorochemicals Ltd.	6,906	315,839
	Gujarat Gas Ltd.	139,066	874,279
	Havells India Ltd.	137,674	2,030,143
	HCL Technologies Ltd.	708,997	8,903,865
Ω	HDFC Asset Management Co. Ltd.	49,414	1,240,369
	HDFC Bank Ltd.	1,512,827	27,440,778
Ω	HDFC Life Insurance Co. Ltd.	341,801	2,233,925
	Hero MotoCorp Ltd.	174,353	5,650,144
	Hindalco Industries Ltd.	2,222,008	10,881,758
	Hindustan Aeronautics Ltd.	73,506	2,245,995
	Hindustan Petroleum Corp. Ltd.	614,890	1,586,642
	Hindustan Unilever Ltd.	440,646	13,635,504
	Honeywell Automation India Ltd.	1,617	768,016
	Housing Development Finance Corp. Ltd.	698,934	20,898,952
#	ICICI Bank Ltd., Sponsored ADR	649,989	14,325,747

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd.	1,390,129	$15,285,795
Ω	ICICI Lombard General Insurance Co. Ltd.	132,332	1,874,249
Ω	ICICI Prudential Life Insurance Co. Ltd.	169,973	1,046,001
*	IDFC First Bank Ltd.	3,037,968	2,064,225
	Indian Hotels Co. Ltd.	373,713	1,507,706
	Indian Oil Corp. Ltd.	1,397,934	1,153,779
*	Indian Overseas Bank	1,569,149	352,865
	Indian Railway Catering & Tourism Corp. Ltd.	315,471	2,824,196
Ω	Indian Railway Finance Corp. Ltd.	193,243	52,871
	Indraprastha Gas Ltd.	248,390	1,283,351
	Indus Towers Ltd.	1,064,122	2,389,762
	IndusInd Bank Ltd.	317,938	4,397,592
	Info Edge India Ltd.	41,683	1,972,413
#	Infosys Ltd., Sponsored ADR	500,328	9,371,143
	Infosys Ltd.	1,779,532	33,201,533
* Ω	InterGlobe Aviation Ltd.	51,183	1,104,849
	Ipca Laboratories Ltd.	58,404	637,518
	ITC Ltd.	1,903,270	8,030,571
	Jindal Steel & Power Ltd.	801,679	4,465,891
	JSW Energy Ltd.	309,078	1,258,491
	JSW Steel Ltd.	1,422,439	11,597,295
	Jubilant Foodworks Ltd.	480,298	3,561,998
	Kansai Nerolac Paints Ltd.	114,122	666,096
	Kotak Mahindra Bank Ltd.	406,367	9,354,657
Ω	L&T Technology Services Ltd.	29,195	1,247,680
Ω	Larsen & Toubro Infotech Ltd.	40,803	2,336,124
	Larsen & Toubro Ltd.	390,209	9,592,960
Ω	Laurus Labs Ltd.	355,427	1,955,241
	Linde India Ltd.	2,782	103,092
	Lupin Ltd.	260,207	2,195,302
	Mahindra & Mahindra Ltd.	905,189	14,787,857
	Marico Ltd.	535,354	3,405,764
	Maruti Suzuki India Ltd.	42,433	4,895,914
*	Max Financial Services Ltd.	154,648	1,323,112
*	Max Healthcare Institute Ltd.	223,862	1,233,248
	Mindtree Ltd.	77,849	3,199,425
	Motherson Sumi Wiring India Ltd.	1,325,504	1,354,133
	Mphasis Ltd.	126,795	3,036,671
	MRF Ltd.	2,316	2,534,212
	Muthoot Finance Ltd.	242,710	3,066,984
	Nestle India Ltd.	20,232	4,976,646
	NHPC Ltd.	1,327,907	685,266
	NMDC Ltd.	1,251,805	1,503,514
	Nmdc Steel Ltd.	1,251,805	582,217
	NTPC Ltd.	1,541,570	3,233,532
	Oberoi Realty Ltd.	85,578	960,204
	Oil & Natural Gas Corp. Ltd.	877,424	1,417,903
	Oracle Financial Services Software Ltd.	32,810	1,157,566
	Page Industries Ltd.	8,044	4,842,885
	Persistent Systems Ltd.	41,548	1,854,889
	Petronet LNG Ltd.	1,564,099	3,879,853
	PI Industries Ltd.	68,216	2,674,539
	Pidilite Industries Ltd.	87,949	2,757,340
	Piramal Enterprises Ltd.	117,594	1,209,343
*	Piramal Pharma Ltd.	470,376	945,270
	Polycab India Ltd.	9,594	321,997
	Power Finance Corp. Ltd.	2,196,312	3,053,182
	Power Grid Corp. of India Ltd.	1,541,802	4,242,761
	Procter & Gamble Hygiene & Health Care Ltd.	10,621	1,801,872

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Punjab National Bank	1,966,565	$1,019,645
	REC Ltd.	1,685,443	2,093,372
	Relaxo Footwears Ltd.	18,573	217,623
	Reliance Industries Ltd.	1,374,995	42,364,653
	Samvardhana Motherson International Ltd.	1,988,257	1,553,560
	SBI Cards & Payment Services Ltd.	79,899	798,204
Ω	SBI Life Insurance Co. Ltd.	143,303	2,196,016
	Schaeffler India Ltd.	10,805	362,053
	Shree Cement Ltd.	7,834	2,153,796
	Shriram Transport Finance Co. Ltd.	254,074	3,771,894
	Siemens Ltd.	33,599	1,186,441
	Solar Industries India Ltd.	4,601	216,269
	SRF Ltd.	132,025	4,083,465
	State Bank of India	933,814	6,481,513
	State Bank of India, GDR	3,115	214,312
	Steel Authority of India Ltd.	2,218,861	2,109,344
	Sun Pharmaceutical Industries Ltd.	598,582	7,360,059
	Sundaram Finance Holdings Ltd.	40,687	43,943
	Sundaram Finance Ltd.	964	27,076
	Supreme Industries Ltd.	12,166	318,824
	Tata Chemicals Ltd.	33,210	454,689
	Tata Communications Ltd.	108,655	1,649,439
	Tata Consultancy Services Ltd.	572,990	22,023,536
	Tata Consumer Products Ltd.	546,708	5,092,380
	Tata Elxsi Ltd.	32,921	2,793,084
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,182,098
*	Tata Motors Ltd.	2,234,196	11,170,004
	Tata Power Co. Ltd.	771,887	2,111,151
	Tata Steel Ltd.	11,675,250	14,256,387
	Tech Mahindra Ltd.	590,572	7,595,637
	Thermax Ltd.	1,412	37,280
	Titan Co. Ltd.	181,344	6,058,766
	Torrent Pharmaceuticals Ltd.	152,170	3,029,268
	Trent Ltd.	96,354	1,776,320
	Tube Investments of India Ltd.	47,225	1,552,924
	TVS Motor Co. Ltd.	199,478	2,762,580
	UltraTech Cement Ltd.	61,077	4,957,393
	Union Bank of India Ltd.	739,695	481,076
	United Breweries Ltd.	45,973	917,818
*	United Spirits Ltd.	259,011	2,806,346
	UNO Minda Ltd.	73,811	477,875
	UPL Ltd.	1,057,811	9,361,501
	Varun Beverages Ltd.	249,699	3,166,734
	Vedanta Ltd.	1,416,252	4,803,331
*	Vodafone Idea Ltd.	7,119,524	740,987
	Voltas Ltd.	162,390	1,722,180
	Wipro Ltd.	857,062	4,009,544
	Zee Entertainment Enterprises Ltd.	7,924	25,164
	Zydus Lifesciences Ltd.	310,331	1,624,596

TOTAL INDIA			732,426,443

INDONESIA — (2.4%)
	Adaro Energy Indonesia Tbk PT	26,638,800	6,796,053
*	Allo Bank Indonesia Tbk PT	285,800	42,153
	Aneka Tambang Tbk PT	7,413,500	877,522
	Astra International Tbk PT	16,277,210	6,955,749
	Bank Central Asia Tbk PT	30,668,300	17,336,096
*	Bank Jago Tbk PT	1,709,200	559,590
	Bank Mandiri Persero Tbk PT	9,252,634	6,250,645

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk PT	5,902,722	$3,558,946
	Bank Pan Indonesia Tbk PT	307,900	47,435
	Bank Rakyat Indonesia Persero Tbk PT	29,651,176	8,845,927
	Bank Syariah Indonesia Tbk PT	4,614,000	414,162
	Barito Pacific Tbk PT	17,543,900	928,188
	Bukit Asam Tbk PT	7,340,300	1,838,312
*	Capital Financial Indonesia Tbk PT	3,491,300	170,018
	Charoen Pokphand Indonesia Tbk PT	5,302,800	1,894,452
	Elang Mahkota Teknologi Tbk PT	8,468,400	839,532
	Gudang Garam Tbk PT	590,900	913,178
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	2,102,985
	Indo Tambangraya Megah Tbk PT	637,600	1,836,708
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	910,591
	Indofood CBP Sukses Makmur Tbk PT	1,227,000	765,865
	Indofood Sukses Makmur Tbk PT	6,125,100	2,534,348
	Indosat Tbk PT	968,600	420,348
*	Jasa Marga Persero Tbk PT	314,813	68,831
	Kalbe Farma Tbk PT	26,423,900	3,474,908
	Mayora Indah Tbk PT	2,611,225	401,356
*	Merdeka Copper Gold Tbk PT	3,606,495	873,264
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	768,305
*	MNC Studios International Tbk PT	169,100	54,437
	Perusahaan Gas Negara Tbk PT	9,214,200	1,167,528
	Sarana Menara Nusantara Tbk PT	22,264,500	1,648,117
	Semen Indonesia Persero Tbk PT	3,768,500	1,922,349
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	302,617
*	Smartfren Telecom Tbk PT	100,723,200	502,773
	Sumber Alfaria Trijaya Tbk PT	11,117,200	2,008,884
	Telkom Indonesia Persero Tbk PT	22,978,700	6,453,586
	Tower Bersama Infrastructure Tbk PT	2,421,400	382,375
	Transcoal Pacific Tbk PT	870,200	573,132
	Unilever Indonesia Tbk PT	4,594,500	1,366,884
	United Tractors Tbk PT	3,132,496	6,479,680
*	Vale Indonesia Tbk PT	2,888,500	1,206,497
	XL Axiata Tbk PT	6,670,600	1,078,274

TOTAL INDONESIA			97,572,600

MALAYSIA — (1.7%)
	Alliance Bank Malaysia Bhd	659,500	515,961
	AMMB Holdings Bhd	2,258,559	1,954,307
	Axiata Group Bhd	1,981,532	1,192,504
	Batu Kawan Bhd	117,300	520,174
#	BIMB Holdings Bhd	963,955	516,928
	Bursa Malaysia Bhd	325,200	443,659
	Carlsberg Brewery Malaysia Bhd, Class B	142,900	673,229
	CIMB Group Holdings Bhd	2,885,948	3,371,143
	D&O Green Technologies Bhd	461,100	379,506
	Dialog Group Bhd	2,084,818	908,557
	DiGi.Com Bhd	1,985,320	1,592,453
	FGV Holdings Bhd	168,700	47,105
	Fraser & Neave Holdings Bhd	135,400	587,861
	Gamuda Bhd	2,068,727	1,683,207
	Genting Bhd	1,808,100	1,699,111
	Genting Malaysia Bhd	2,150,900	1,247,772
	Genting Plantations Bhd	294,500	381,233
	HAP Seng Consolidated Bhd	792,800	1,079,314
#	Hartalega Holdings Bhd	3,107,000	1,418,455
#	Heineken Malaysia Bhd	142,000	692,849
	Hong Leong Bank Bhd	259,166	1,161,718

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Financial Group Bhd	307,783	$1,243,478
	IHH Healthcare Bhd	744,900	937,649
	IJM Corp. Bhd	1,900,700	654,851
	Inari Amertron Bhd	2,621,400	1,383,566
	IOI Corp. Bhd	1,432,105	1,235,898
	IOI Properties Group Bhd	1,450,429	316,113
	Kuala Lumpur Kepong Bhd	376,546	1,723,966
	Malayan Banking Bhd	2,464,719	4,477,296
*	Malaysia Airports Holdings Bhd	768,241	971,338
	Malaysian Pacific Industries Bhd	77,600	395,212
#	Maxis Bhd	1,355,100	1,103,045
	MISC Bhd	629,598	963,454
# Ω	MR DIY Group M Bhd	526,850	225,241
	My EG Services Bhd	5,751,538	1,076,761
	Nestle Malaysia Bhd	43,200	1,215,166
	Petronas Chemicals Group Bhd	1,202,900	2,217,697
	Petronas Dagangan Bhd	165,700	760,366
	Petronas Gas Bhd	397,700	1,438,357
	PPB Group Bhd	495,880	1,751,010
	Press Metal Aluminium Holdings Bhd	1,958,700	1,803,060
	Public Bank Bhd	8,022,870	7,587,220
	QL Resources Bhd	932,285	1,009,961
	RHB Bank Bhd	1,664,929	2,016,214
	Scientex Bhd	251,200	173,222
	Sime Darby Bhd	4,489,961	2,137,908
	Sime Darby Plantation Bhd	1,349,221	1,256,150
#	Sunway Bhd	2,102,182	711,531
	Telekom Malaysia Bhd	517,329	608,437
	Tenaga Nasional Bhd	985,950	1,755,801
	TIME dotCom Bhd	1,062,500	1,022,868
#	Top Glove Corp. Bhd	9,558,800	1,608,897
#	United Plantations Bhd	124,500	375,295
	ViTrox Corp. Bhd	242,100	364,225
	Westports Holdings Bhd	718,400	509,505
	Yinson Holdings Bhd	1,423,240	638,304
	YTL Corp. Bhd	6,697,612	800,363

TOTAL MALAYSIA			70,536,471

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	8,597,258	5,710,388
	America Movil SAB de CV	17,462,580	16,481,615
	Arca Continental SAB de CV	368,914	3,013,800
	Becle SAB de CV	199,974	423,505
*	Cemex SAB de CV	11,428,443	4,453,015
*	Cemex SAB de CV, Sponsored ADR	27,210	105,031
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	246,325
	Coca-Cola Femsa SAB de CV	415,925	2,616,089
	El Puerto de Liverpool SAB de CV, Class C1	158,233	808,455
#	Fomento Economico Mexicano SAB de CV	748,304	5,368,391
	Gruma SAB de CV, Class B	252,563	2,914,679
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,030	779,952
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	214,220	3,322,664
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,474	2,444,841
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	70,169
	Grupo Bimbo SAB de CV, Class A	997,325	3,866,377
	Grupo Carso SAB de CV	511,112	2,061,164
#	Grupo Elektra SAB de CV	50,113	2,516,653
	Grupo Financiero Banorte SAB de CV, Class O	1,806,062	14,702,455
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,047,375	3,764,492

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Mexico SAB de CV, Class B	2,030,191	$7,313,114
	Grupo Televisa SAB, Sponsored ADR	46,299	243,070
	Grupo Televisa SAB	1,867,160	1,979,022
#	Industrias Penoles SAB de CV	183,600	2,057,287
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,439,388
	Orbia Advance Corp. SAB de CV	2,213,800	3,724,118
	Organizacion Soriana SAB de CV, Class B	383,357	585,300
# *	Sitios Latinoamerica SAB de CV	873,128	258,682
#	Wal-Mart de Mexico SAB de CV	2,505,757	9,680,040

TOTAL MEXICO			103,950,081

PERU — (0.2%)
*	Aenza SAA, Sponsored ADR	42,218	39,022
*	Cementos Pacasmayo SAA, ADR	16,712	89,411
#	Cia de Minas Buenaventura SAA, ADR	53,274	369,722
	Credicorp Ltd.	39,029	5,712,284

TOTAL PERU			6,210,439

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	815,740	801,730
	Aboitiz Power Corp.	1,370,000	750,471
	ACEN Corp.	3,064,506	333,217
	Ayala Corp.	117,302	1,361,266
	Ayala Land, Inc.	3,424,218	1,519,631
	Bank of the Philippine Islands	1,507,742	2,507,470
	BDO Unibank, Inc.	1,553,962	3,434,854
*	Converge Information & Communications Technology Solutions, Inc.	95,300	20,411
	DMCI Holdings, Inc.	393,900	64,932
*	Emperador, Inc.	1,390,700	470,589
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	21,677	873,918
	International Container Terminal Services, Inc.	623,010	1,867,577
	JG Summit Holdings, Inc.	2,422,589	1,813,487
	Jollibee Foods Corp.	284,210	1,140,058
	Manila Electric Co.	109,980	573,424
	Metro Pacific Investments Corp.	4,297,700	271,918
	Metropolitan Bank & Trust Co.	2,744,218	2,463,708
	PLDT, Inc., Sponsored ADR	19,949	548,996
	PLDT, Inc.	102,335	2,885,840
	San Miguel Corp.	1,213,110	2,016,296
	San Miguel Food & Beverage, Inc.	85,800	54,249
	Semirara Mining & Power Corp.	387,700	235,711
	SM Investments Corp.	102,383	1,459,200
	SM Prime Holdings, Inc.	4,214,410	2,301,586
	Union Bank of the Philippines	2,107	2,808
	Universal Robina Corp.	775,650	1,640,957
	Wilcon Depot, Inc.	236,600	120,248

TOTAL PHILIPPINES			31,534,552

POLAND — (0.6%)
#* Ω	Allegro.eu SA	105,206	510,265
	Asseco Poland SA	45,345	652,422
	Bank Handlowy w Warszawie SA	19,571	253,303
*	Bank Millennium SA	124,117	113,060
	Bank Polska Kasa Opieki SA	117,069	1,918,697
	Budimex SA	3,960	198,813
#	CD Projekt SA	33,657	894,292
	Cyfrowy Polsat SA	260,132	973,956

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
* Ω	Dino Polska SA	30,321	$1,979,122
	Grupa Kety SA	1,845	190,336
	ING Bank Slaski SA	21,579	751,873
	Inter Cars SA	114	8,590
*	Jastrzebska Spolka Weglowa SA	13,839	120,020
	KGHM Polska Miedz SA	112,453	2,248,217
	KRUK SA	1,908	111,108
	LPP SA	714	1,237,183
*	mBank SA	18,089	1,012,599
	Orange Polska SA	653,211	823,581
*	PGE Polska Grupa Energetyczna SA	675,732	770,164
	Polski Koncern Naftowy Orlen SA	453,542	5,208,255
*	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	974,996
	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	1,835,834
	Powszechny Zaklad Ubezpieczen SA	323,904	1,814,611
	Santander Bank Polska SA	18,511	982,917

TOTAL POLAND			25,584,214

QATAR — (1.0%)
	Barwa Real Estate Co.	45,574	42,526
	Commercial Bank PSQC	1,021,572	1,765,816
	Industries Qatar QSC	748,482	3,240,190
	Masraf Al Rayan QSC	3,533,707	3,723,242
	Mesaieed Petrochemical Holding Co.	3,448,812	2,150,991
	Ooredoo QPSC	1,353,316	3,628,229
	Qatar Electricity & Water Co. QSC	382,308	1,941,731
	Qatar Fuel QSC	331,230	1,735,336
	Qatar Gas Transport Co. Ltd.	3,816,139	4,296,413
	Qatar International Islamic Bank QSC	559,434	1,776,922
	Qatar Islamic Bank SAQ	680,495	4,553,480
	Qatar National Bank QPSC	2,505,254	13,717,886

TOTAL QATAR			42,572,762

RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,615,343
	Advanced Petrochemical Co.	123,833	1,457,469
*	Al Rajhi Bank	1,085,108	24,605,766

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Bank	765,866	$7,640,252
	Almarai Co. JSC	151,980	2,275,921
	Arab National Bank	471,307	4,047,013
	Arabian Centres Co. Ltd.	120,619	626,718
*	Bank AlBilad	379,651	5,126,953
	Bank Al-Jazira	473,561	2,946,359
	Banque Saudi Fransi	470,724	5,410,962
	Bupa Arabia for Cooperative Insurance Co.	48,595	2,495,855
*	Dar Al Arkan Real Estate Development Co.	584,678	2,091,862
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	2,424,856
*	Emaar Economic City	186,198	475,435
	Etihad Etisalat Co.	943,798	9,188,419
	Jarir Marketing Co.	73,421	3,202,523
*	Mobile Telecommunications Co. Saudi Arabia	996,100	3,440,421
	Mouwasat Medical Services Co.	52,804	3,073,886
*	National Industrialization Co.	358,846	1,275,783
*	Rabigh Refining & Petrochemical Co.	649,687	2,355,300
	Riyad Bank	967,941	9,250,996
	SABIC Agri-Nutrients Co.	152,786	6,455,496
	Sahara International Petrochemical Co.	608,267	6,548,522
*	Saudi Arabian Mining Co.	512,286	11,402,576
Ω	Saudi Arabian Oil Co.	1,032,167	9,579,044
	Saudi Basic Industries Corp.	442,004	10,378,482
	Saudi British Bank	712,216	8,250,011
	Saudi Electricity Co.	366,509	2,631,711
	Saudi Industrial Investment Group	463,238	2,767,528
	Saudi Investment Bank	413,525	1,994,838
*	Saudi Kayan Petrochemical Co.	1,216,330	4,260,800
	Saudi National Bank	945,913	14,950,375
*	Saudi Research & Media Group	46,206	2,475,135
	Saudi Telecom Co.	1,007,500	10,824,373
	Savola Group	305,124	2,377,204
	Southern Province Cement Co.	14,117	205,756
	Yanbu National Petrochemical Co.	267,708	3,183,024

TOTAL SAUDI ARABIA			193,312,967

SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	539,065	5,853,827
	African Rainbow Minerals Ltd.	35,825	504,492
	Anglo American Platinum Ltd.	30,706	2,444,997
	AngloGold Ashanti Ltd., Sponsored ADR	416,896	5,440,493
	Aspen Pharmacare Holdings Ltd.	422,830	3,478,168
	Bid Corp. Ltd.	191,129	3,075,681
	Bidvest Group Ltd.	364,485	4,211,317
	Capitec Bank Holdings Ltd.	41,839	4,332,296
#	Clicks Group Ltd.	277,963	4,709,390
*	Discovery Ltd.	488,952	3,198,150
	Exxaro Resources Ltd.	326,361	3,636,710
	FirstRand Ltd.	2,693,023	9,414,756
#	Gold Fields Ltd., Sponsored ADR	802,892	6,326,789
	Impala Platinum Holdings Ltd.	739,263	7,569,063
	Investec Ltd.	262,805	1,292,125
	Kumba Iron Ore Ltd.	34,502	649,069
	Mr Price Group Ltd.	256,073	2,464,642
	MTN Group Ltd.	1,570,195	11,097,278
	MultiChoice Group	429,429	2,806,665
	Naspers Ltd., Class N	50,967	5,253,770
	Nedbank Group Ltd.	460,235	5,448,627
	NEPI Rockcastle NV	348,853	1,753,394

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Ninety One Ltd.	225,714	$530,755
*	Northam Platinum Holdings Ltd.	303,245	2,836,896
	Old Mutual Ltd.	7,858,201	4,460,566
Ω	Pepkor Holdings Ltd.	1,217,627	1,504,853
	Sanlam Ltd.	1,479,776	4,313,461
#	Sasol Ltd., Sponsored ADR	501,115	8,433,765
	Shoprite Holdings Ltd.	295,830	3,765,488
	Sibanye Stillwater Ltd.	2,439,984	5,714,989
#	Sibanye Stillwater Ltd., ADR	214,816	2,017,122
	Standard Bank Group Ltd.	688,647	6,428,683
	Vodacom Group Ltd.	315,489	2,148,956
	Woolworths Holdings Ltd.	1,130,428	3,876,453

TOTAL SOUTH AFRICA			140,993,686

SOUTH KOREA — (11.7%)
*	Alteogen, Inc.	18,172	466,583
	Amorepacific Corp.	10,122	657,184
#	Amorepacific Group	32,258	558,518
	BGF retail Co. Ltd.	9,471	1,238,542
	BNK Financial Group, Inc.	332,888	1,495,963
	Caregen Co. Ltd.	975	65,055
#	Celltrion Healthcare Co. Ltd.	27,674	1,346,439
*	Celltrion Pharm, Inc.	11,394	540,508
	Celltrion, Inc.	44,288	5,953,137
	Cheil Worldwide, Inc.	69,463	1,190,267
#	Chunbo Co. Ltd.	2,789	426,585
#	CJ CheilJedang Corp.	8,824	2,561,976
	CJ Corp.	24,910	1,253,699
	CJ ENM Co. Ltd.	20,351	1,046,418
*	CJ Logistics Corp.	12,469	767,899
	Com2uSCorp.	2,949	146,734
*	CosmoAM&T Co. Ltd.	12,486	586,279
	Coway Co. Ltd.	56,244	2,180,911
#	CS Wind Corp.	16,801	692,108
	Daeduck Electronics Co. Ltd.	12,770	219,813
	Daejoo Electronic Materials Co. Ltd.	3,936	247,570
	Daesung Holdings Co. Ltd.	2,439	168,967
*	Daewoo Engineering & Construction Co. Ltd.	313,837	924,229
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	398,947
	Daewoong Co. Ltd.	1,530	22,139
	Daewoong Pharmaceutical Co. Ltd.	732	82,872
#	DB HiTek Co. Ltd.	45,779	1,417,045
	DB Insurance Co. Ltd.	93,028	3,671,436
#	DL E&C Co. Ltd.	57,621	1,390,160
#	DL Holdings Co. Ltd.	17,437	751,412
#	Dongjin Semichem Co. Ltd.	30,624	644,431
	Dongkuk Steel Mill Co. Ltd.	41,126	329,531
	Dongsuh Cos., Inc.	23,600	337,591
*	Dongwha Enterprise Co. Ltd.	922	42,388
	Dongwon Systems Corp.	1,506	48,473
	Doosan Bobcat, Inc.	59,853	1,404,687
*	Doosan Enerbility Co. Ltd.	217,682	2,019,734
# *	Doosan Fuel Cell Co. Ltd.	28,267	539,437
	Douzone Bizon Co. Ltd.	12,968	277,169
	Ecopro BM Co. Ltd.	19,332	1,557,075
#	Ecopro Co. Ltd.	10,233	1,015,850
	E-MART, Inc.	20,339	1,205,750
	F&F Co. Ltd.	4,455	453,911
#	Fila Holdings Corp.	69,695	1,596,208

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Foosung Co. Ltd.	47,363	$410,845
#	Green Cross Corp.	4,063	362,903
	GS Engineering & Construction Corp.	80,479	1,222,859
	GS Holdings Corp.	83,334	2,687,984
	GS Retail Co. Ltd.	60,832	1,083,204
	Hana Financial Group, Inc.	337,861	9,768,026
*	Hanjin Kal Corp.	7,798	217,391
	Hankook Tire & Technology Co. Ltd.	82,943	2,124,523
	Hanmi Pharm Co. Ltd.	4,282	759,692
#	Hanmi Science Co. Ltd.	7,614	170,847
#	Hanon Systems	115,792	632,722
#	Hansol Chemical Co. Ltd.	9,131	1,185,951
	Hanwha Aerospace Co. Ltd.	31,151	1,450,748
#	Hanwha Corp.	56,544	1,006,095
*	Hanwha Life Insurance Co. Ltd.	349,192	534,602
*	Hanwha Solutions Corp.	53,323	1,762,253
	HD Hyundai Co. Ltd.	50,425	2,152,606
	Hite Jinro Co. Ltd.	24,304	437,001
	HL Mando Co. Ltd.	37,987	1,315,254
# *	HLB, Inc.	63,504	1,800,378
#	HMM Co. Ltd.	398,652	5,332,741
	Hotel Shilla Co. Ltd.	28,318	1,289,523
*	Hugel, Inc.	2,731	213,939
# *	HYBE Co. Ltd.	4,789	405,377
#	Hyosung Advanced Materials Corp.	2,410	538,351
#	Hyosung Corp.	9,034	434,009
	Hyosung TNC Corp.	175	32,065
	Hyundai Autoever Corp.	3,735	309,743
	Hyundai Department Store Co. Ltd.	6,109	231,700
*	Hyundai Doosan Infracore Co. Ltd.	223,139	867,484
	Hyundai Elevator Co. Ltd.	15,545	274,668
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,073,306
	Hyundai Glovis Co. Ltd.	23,148	2,821,445
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	2,974,231
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,017,674
	Hyundai Mobis Co. Ltd.	40,679	6,239,318
	Hyundai Motor Co.	59,619	6,870,402
*	Hyundai Rotem Co. Ltd.	47,080	803,357
	Hyundai Steel Co.	128,244	2,523,561
#	Hyundai Wia Corp.	16,610	710,565
#	Iljin Materials Co. Ltd.	12,480	529,556
	Industrial Bank of Korea	314,491	2,304,781
	JB Financial Group Co. Ltd.	63,408	319,293
	JYP Entertainment Corp.	24,714	960,745
	Kakao Corp.	86,689	3,075,272
*	Kakao Games Corp.	18,687	516,891
*	Kangwon Land, Inc.	32,321	521,123
	KB Financial Group, Inc.	309,585	10,417,236
	KB Financial Group, Inc., ADR	30,584	1,025,787
	KCC Corp.	4,724	806,830
	KEPCO Engineering & Construction Co., Inc.	6,591	229,377
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	293,812
	KG Dongbu Steel	19,170	104,361
	Kia Corp.	144,165	6,699,461
	KIWOOM Securities Co. Ltd.	27,235	1,540,983
*	KMW Co. Ltd.	13,691	226,839
	Kolon Industries, Inc.	19,334	588,749
	Korea Aerospace Industries Ltd.	25,553	848,629
*	Korea Electric Power Corp., Sponsored ADR	25,248	148,206

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Electric Power Corp.	92,178	$1,080,925
	Korea Gas Corp.	24,489	597,632
	Korea Investment Holdings Co. Ltd.	62,842	2,181,483
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,696	2,022,170
	Korea Zinc Co. Ltd.	3,733	1,674,073
*	Korean Air Lines Co. Ltd.	220,303	3,567,594
#	KT Corp., Sponsored ADR	82,100	1,043,491
	KT&G Corp.	70,941	4,764,505
	Kumho Petrochemical Co. Ltd.	35,567	3,260,585
*	L&F Co. Ltd.	8,283	1,305,312
#	LEENO Industrial, Inc.	10,832	1,037,787
	LG Chem Ltd.	21,330	9,360,424
	LG Corp.	73,098	4,057,890
#	LG Display Co. Ltd., ADR	327,393	1,453,625
	LG Display Co. Ltd.	221,348	1,975,374
	LG Electronics, Inc.	157,679	9,006,661
	LG H&H Co. Ltd.	4,994	1,784,260
	LG Innotek Co. Ltd.	9,241	1,917,177
	LG Uplus Corp.	420,444	3,376,283
	LIG Nex1 Co. Ltd.	4,208	300,005
#	Lotte Chemical Corp.	15,371	1,592,718
	Lotte Chilsung Beverage Co. Ltd.	2,724	268,243
	Lotte Corp.	34,062	778,424
	LOTTE Fine Chemical Co. Ltd.	20,046	788,279
	Lotte Shopping Co. Ltd.	12,790	783,083
	LS Corp.	19,269	897,830
	LS Electric Co. Ltd.	17,507	674,737
	LX International Corp.	39,692	1,130,560
#	LX Semicon Co. Ltd.	11,384	660,496
	Macquarie Korea Infrastructure Fund	208,019	1,612,185
	Meritz Financial Group, Inc.	62,223	945,721
	Meritz Fire & Marine Insurance Co. Ltd.	47,853	1,054,593
	Meritz Securities Co. Ltd.	397,797	1,031,517
	Mirae Asset Securities Co. Ltd.	333,586	1,484,965
	NAVER Corp.	38,269	4,539,401
#	NCSoft Corp.	5,915	1,615,856
# Ω	Netmarble Corp.	22,472	702,270
	NH Investment & Securities Co. Ltd.	177,468	1,115,859
#	NongShim Co. Ltd.	2,906	615,554
#	OCI Co. Ltd.	29,953	2,139,393
#	Orion Corp.	19,068	1,356,942
#	Osstem Implant Co. Ltd.	7,119	530,102
	Ottogi Corp.	1,618	501,179
	Pan Ocean Co. Ltd.	444,419	1,338,286
*	Paradise Co. Ltd.	24,370	242,530
*	Pearl Abyss Corp.	18,229	530,749
#	POSCO Chemical Co. Ltd.	8,327	1,162,689
	POSCO Holdings, Inc.	47,972	8,361,075
#	Posco International Corp.	94,648	1,369,403
	S-1 Corp.	18,026	788,931
* Ω	Samsung Biologics Co. Ltd.	5,311	3,263,807
	Samsung C&T Corp.	39,138	3,248,925
#	Samsung Card Co. Ltd.	26,138	566,644
	Samsung Electro-Mechanics Co. Ltd.	51,069	4,325,111
	Samsung Electronics Co. Ltd.	3,140,501	130,707,098
*	Samsung Engineering Co. Ltd.	99,972	1,670,062
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	5,742,510
*	Samsung Heavy Industries Co. Ltd.	317,207	1,145,153
	Samsung Life Insurance Co. Ltd.	63,894	3,019,486

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	19,354	$9,985,019
	Samsung SDS Co. Ltd.	21,777	1,907,861
	Samsung Securities Co. Ltd.	74,696	1,661,897
#	Seegene, Inc.	44,351	891,617
	Seoul City Gas Co. Ltd.	439	101,500
	SFA Engineering Corp.	10,979	293,535
	Shinhan Financial Group Co. Ltd.	380,795	9,678,506
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,184,811
	Shinsegae, Inc.	10,056	1,497,282
# *	SK Biopharmaceuticals Co. Ltd.	12,316	501,419
	SK Chemicals Co. Ltd.	6,497	402,508
	SK Hynix, Inc.	384,714	22,271,674
*	SK Innovation Co. Ltd.	76,816	9,301,452
#	SK Networks Co. Ltd.	242,361	684,542
	SK Telecom Co. Ltd.	55,517	1,950,963
	SK, Inc.	42,871	6,424,110
	SKC Co. Ltd.	12,904	934,648
#	SL Corp.	10,180	219,065
#	SM Entertainment Co. Ltd.	9,331	464,777
#	S-Oil Corp.	33,599	2,037,260
	Solus Advanced Materials Co. Ltd.	5,507	129,446
	Soulbrain Co. Ltd.	4,534	650,092
	Ssangyong C&E Co. Ltd.	107,296	427,560
	ST Pharm Co. Ltd.	3,410	198,978
*	Studio Dragon Corp.	9,633	461,409
*	Taihan Electric Wire Co. Ltd.	275,870	289,929
	Tokai Carbon Korea Co. Ltd.	1,652	117,395
#	Wemade Co. Ltd.	8,431	261,379
	WONIK IPS Co. Ltd.	21,433	412,628
	Woori Financial Group, Inc.	563,198	4,647,509
	Youngone Corp.	24,214	802,583
#	Yuhan Corp.	28,751	1,205,496

TOTAL SOUTH KOREA			474,217,376

TAIWAN — (15.0%)
	Accton Technology Corp.	390,000	2,932,742
#	Acer, Inc.	4,172,811	2,855,205
#	Advanced Energy Solution Holding Co. Ltd.	18,000	312,819
	Advantech Co. Ltd.	175,190	1,587,158
#	Airtac International Group	132,602	3,034,388
	Alchip Technologies Ltd.	52,000	1,041,344
#	ASE Technology Holding Co. Ltd., ADR	27,294	138,928
#	ASE Technology Holding Co. Ltd.	3,764,782	9,295,807
#	Asia Cement Corp.	2,725,758	3,151,751
#	ASMedia Technology, Inc.	20,000	359,050
#	ASPEED Technology, Inc.	30,300	1,570,775
#	Asustek Computer, Inc.	678,180	4,958,354
	AUO Corp.	9,061,498	4,729,067
	Catcher Technology Co. Ltd.	783,429	4,115,401
	Cathay Financial Holding Co. Ltd.	4,019,340	4,703,862
#	Chailease Holding Co. Ltd.	1,317,016	6,074,981
	Chang Hwa Commercial Bank Ltd.	4,582,777	2,358,343
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,226,049
	Chicony Electronics Co. Ltd.	818,497	2,030,631
	China Airlines Ltd.	6,027,536	3,155,290
	China Development Financial Holding Corp.	13,783,045	5,015,315
#	China Steel Corp.	11,906,932	9,911,573
	Chipbond Technology Corp.	986,000	1,661,691
	Chroma ATE, Inc.	355,000	1,938,170

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chung Hung Steel Corp.	940,000	$572,786
#	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	4,038,392
	Chunghwa Telecom Co. Ltd.	683,000	2,354,926
	Compal Electronics, Inc.	5,218,541	3,413,282
	Compeq Manufacturing Co. Ltd.	859,000	1,160,447
#	CTBC Financial Holding Co. Ltd.	16,024,175	10,123,062
	Delta Electronics, Inc.	827,486	6,584,150
	E Ink Holdings, Inc.	270,000	1,715,626
#	E.Sun Financial Holding Co. Ltd.	9,531,922	6,850,249
#	Eclat Textile Co. Ltd.	142,402	1,868,700
#	Elite Material Co. Ltd.	288,000	1,302,723
	eMemory Technology, Inc.	64,000	2,122,206
	Eternal Materials Co. Ltd.	768,161	711,769
	Eva Airways Corp.	4,130,758	2,982,912
	Evergreen Marine Corp. Taiwan Ltd.	1,047,289	4,455,481
	Far Eastern International Bank	488,111	160,333
	Far Eastern New Century Corp.	3,183,085	3,172,604
	Far EasTone Telecommunications Co. Ltd.	1,337,000	2,931,507
#	Faraday Technology Corp.	122,000	534,285
	Farglory Land Development Co. Ltd.	48,000	79,197
	Feng TAY Enterprise Co. Ltd.	352,559	1,750,906
	First Financial Holding Co. Ltd.	9,311,665	7,143,005
	Formosa Chemicals & Fibre Corp.	3,269,518	7,047,367
#	Formosa Petrochemical Corp.	537,000	1,381,652
	Formosa Plastics Corp.	1,804,153	4,648,239
	Formosa Sumco Technology Corp.	91,000	409,105
	Formosa Taffeta Co. Ltd.	699,000	555,832
	Foxconn Technology Co. Ltd.	1,025,627	1,435,687
	Fubon Financial Holding Co. Ltd.	3,783,631	5,976,372
#	Genius Electronic Optical Co. Ltd.	130,695	1,212,833
	Giant Manufacturing Co. Ltd.	394,506	2,510,540
	Gigabyte Technology Co. Ltd.	662,000	1,890,112
	Global Unichip Corp.	76,000	1,143,248
	Globalwafers Co. Ltd.	321,000	3,557,943
#	Highwealth Construction Corp.	1,091,973	1,403,307
	Hiwin Technologies Corp.	386,291	1,984,643
	Hon Hai Precision Industry Co. Ltd.	5,794,322	18,403,209
	Hotai Finance Co. Ltd.	113,000	329,512
	Hotai Motor Co. Ltd.	182,000	3,292,822
*	HTC Corp.	191,000	297,907
	Hua Nan Financial Holdings Co. Ltd.	7,423,500	4,842,869
	Innolux Corp.	12,225,863	4,483,610
	International Games System Co. Ltd.	146,000	1,589,576
#	Inventec Corp.	2,864,550	2,166,320
	King Yuan Electronics Co. Ltd.	1,629,000	1,648,169
	King’s Town Bank Co. Ltd.	329,000	313,122
#	Kinsus Interconnect Technology Corp.	315,000	1,015,015
#	Largan Precision Co. Ltd.	74,860	4,282,887
	Lien Hwa Industrial Holdings Corp.	881,061	1,270,406
	Lite-On Technology Corp.	2,650,410	5,248,420
	Lotes Co. Ltd.	68,139	1,635,262
#	Macronix International Co. Ltd.	2,734,074	2,518,876
	Makalot Industrial Co. Ltd.	238,000	1,473,769
#	MediaTek, Inc.	799,995	14,582,464
#	Mega Financial Holding Co. Ltd.	8,514,028	7,887,801
#	Merida Industry Co. Ltd.	207,287	1,129,550
	Micro-Star International Co. Ltd.	918,000	3,109,452
	momo.com, Inc.	63,000	939,937
#	Nan Ya Plastics Corp.	2,602,599	5,514,491

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	417,000	$2,720,598
#	Nanya Technology Corp.	1,356,010	2,286,003
	Nien Made Enterprise Co. Ltd.	254,000	1,958,452
	Novatek Microelectronics Corp.	839,000	6,251,173
#	Nuvoton Technology Corp.	171,000	540,595
# *	Oneness Biotech Co. Ltd.	141,000	995,578
#	Parade Technologies Ltd.	84,000	1,581,887
#	Pegatron Corp.	1,911,345	3,494,088
*	PharmaEssentia Corp.	91,869	1,288,934
#	Phison Electronics Corp.	152,000	1,389,133
# *	Polaris Group	142,000	395,454
	Pou Chen Corp.	2,710,487	2,288,218
	Powerchip Semiconductor Manufacturing Corp.	3,884,000	3,697,371
	Powertech Technology, Inc.	1,216,819	2,810,270
#	President Chain Store Corp.	347,831	2,892,211
	Qisda Corp.	1,617,000	1,229,182
	Quanta Computer, Inc.	2,513,000	5,322,801
	Radiant Opto-Electronics Corp.	649,000	1,977,418
	Realtek Semiconductor Corp.	722,950	5,699,201
	Ruentex Development Co. Ltd.	1,856,224	2,278,533
	Ruentex Industries Ltd.	715,214	1,221,775
	Shanghai Commercial & Savings Bank Ltd.	2,779,000	3,999,825
#	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,399,186
	Silergy Corp.	205,000	2,363,996
	Simplo Technology Co. Ltd.	240,000	1,906,987
	Sinbon Electronics Co. Ltd.	190,000	1,475,463
	Sino-American Silicon Products, Inc.	758,000	2,906,907
#	SinoPac Financial Holdings Co. Ltd.	10,193,549	5,086,121
	Standard Foods Corp.	442,418	530,218
	Synnex Technology International Corp.	1,370,343	2,231,071
#	TA Chen Stainless Pipe	2,019,823	2,360,121
#	Taichung Commercial Bank Co. Ltd.	3,160,446	1,229,177
	Taishin Financial Holding Co. Ltd.	10,100,425	4,145,142
	Taiwan Business Bank	7,257,274	2,686,728
#	Taiwan Cement Corp.	5,147,701	4,826,916
#	Taiwan Cooperative Financial Holding Co. Ltd.	8,096,365	6,273,166
	Taiwan FamilyMart Co. Ltd.	48,000	275,516
	Taiwan Fertilizer Co. Ltd.	723,000	1,172,200
	Taiwan Glass Industry Corp.	1,402,375	885,794
	Taiwan High Speed Rail Corp.	1,023,000	891,204
	Taiwan Mobile Co. Ltd.	955,300	2,816,784
	Taiwan Secom Co. Ltd.	264,670	758,252
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	161,299,590
*	Tatung Co. Ltd.	1,748,000	1,694,849
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,679,980
	Tong Hsing Electronic Industries Ltd.	33,000	176,438
#	Tripod Technology Corp.	623,870	1,723,802
#	Tung Ho Steel Enterprise Corp.	321,040	491,297
	U-Ming Marine Transport Corp.	289,000	314,783
	Unimicron Technology Corp.	1,488,000	5,717,447
	Union Bank Of Taiwan	205,000	96,215
	Uni-President Enterprises Corp.	4,631,033	9,404,512
#	United Microelectronics Corp.	6,765,000	8,134,649
#	Vanguard International Semiconductor Corp.	1,550,000	3,182,412
	Voltronic Power Technology Corp.	75,224	3,049,891
	Walsin Lihwa Corp.	2,857,818	3,161,237
	Walsin Technology Corp.	395,000	964,136
	Wan Hai Lines Ltd.	1,145,747	2,398,589
#	Win Semiconductors Corp.	416,034	1,569,743

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winbond Electronics Corp.	4,548,407	$2,741,592
††	Wintek Corp.	604,760	6,439
	Wisdom Marine Lines Co. Ltd.	390,000	630,765
	Wistron Corp.	4,067,699	3,284,152
#	Wiwynn Corp.	94,000	2,105,760
	WPG Holdings Ltd.	1,859,039	2,531,186
#	WT Microelectronics Co. Ltd.	87,000	157,137
	Yageo Corp.	330,055	3,741,835
	Yang Ming Marine Transport Corp.	2,345,000	4,365,521
#	YFY, Inc.	1,334,000	1,055,901
	Yuanta Financial Holding Co. Ltd.	9,319,849	5,690,768
	Yulon Finance Corp.	370,476	1,565,211
	Yulon Motor Co. Ltd.	354,000	500,082
	Zhen Ding Technology Holding Ltd.	971,700	3,184,569

TOTAL TAIWAN			609,479,705

THAILAND — (2.5%)
	Advanced Info Service PCL	733,300	3,679,987
	AEON Thana Sinsap Thailand PCL	149,100	640,511
*	Airports of Thailand PCL	1,898,400	3,691,056
	Asset World Corp. PCL	5,732,900	918,831
	B Grimm Power PCL	545,900	484,081
	Bangchak Corp. PCL	1,934,400	1,550,163
	Bangkok Bank PCL	529,400	2,023,849
	Bangkok Bank PCL, NVDR	126,700	484,363
	Bangkok Chain Hospital PCL	2,177,500	1,058,428
	Bangkok Commercial Asset Management PCL	1,838,500	739,071
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,415,133
	Bangkok Expressway & Metro PCL	3,479,999	859,485
	Bangkok Life Assurance PCL, NVDR	618,200	531,951
	Banpu PCL	8,546,866	2,807,037
	Banpu Power PCL	669,100	261,944
	Berli Jucker PCL	1,097,400	987,545
*	Beyond Securities PCL	723,900	264,378
	BTS Group Holdings PCL	5,069,500	1,105,540
	Bumrungrad Hospital PCL	251,300	1,498,820
	Carabao Group PCL, Class F	163,600	387,938
	Central Pattana PCL	882,500	1,594,111
*	Central Plaza Hotel PCL	364,500	486,032
	Central Retail Corp. PCL	1,073,050	1,184,133
	CH Karnchang PCL	35,800	21,822
	Charoen Pokphand Foods PCL	2,323,200	1,541,272
	Chularat Hospital PCL, Class F	5,791,500	538,673
	CK Power PCL	1,368,200	177,586
	Com7 PCL, Class F	1,312,700	1,043,331
	CP ALL PCL	2,280,200	3,594,640
	Delta Electronics Thailand PCL	115,000	1,752,496
	Dohome PCL	829,600	281,183
	Electricity Generating PCL	120,500	539,812
	Energy Absolute PCL	823,900	2,088,974
	Esso Thailand PCL	1,807,500	688,617
	Forth Corp. PCL	260,000	362,060
	Global Power Synergy PCL, Class F	282,900	460,846
	Gulf Energy Development PCL	1,161,100	1,540,608
	Gunkul Engineering PCL	5,933,900	802,932
	Hana Microelectronics PCL	33,600	30,678
	Home Product Center PCL	3,733,413	1,432,155
	Indorama Ventures PCL	1,401,500	1,546,584
	Intouch Holdings PCL, Class F	356,100	673,652

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	IRPC PCL	19,703,000	$1,625,523
*	Jasmine Technology Solution PCL	81,800	104,238
	Jay Mart PCL	380,000	451,787
	JMT Network Services PCL, Class F	248,053	423,632
	Kasikornbank PCL	121,700	468,446
	Kasikornbank PCL, NVDR	5,500	21,098
	KCE Electronics PCL	1,036,100	1,143,358
	Kiatnakin Phatra Bank PCL	389,500	747,070
	Krung Thai Bank PCL	1,429,987	657,509
	Krungthai Card PCL	619,200	927,336
	Land & Houses PCL	6,942,300	1,678,118
	Mega Lifesciences PCL	434,200	504,817
*	Minor International PCL	1,730,783	1,284,672
	MK Restaurants Group PCL	309,800	474,142
	Muangthai Capital PCL	963,600	917,775
	Ngern Tid Lor PCL	24,700	16,873
	Osotspa PCL	1,174,400	817,698
*	PSG Corp. PCL	1,565,000	58,389
	PTT Exploration & Production PCL	1,189,455	5,672,257
	PTT Global Chemical PCL	1,555,872	1,778,256
	PTT Oil & Retail Business PCL	840,700	532,340
	PTT PCL	6,973,400	6,595,964
	Ramkhamhaeng Hospital PCL, Class F	21,700	31,643
	Ratch Group PCL	487,100	524,727
	Regional Container Lines PCL	134,800	93,857
	SCB X PCL	355,366	989,721
	SCG Packaging PCL	753,600	1,029,616
	Siam Cement PCL	347,900	2,961,629
	Siam City Cement PCL	113,989	452,242
	Siam Global House PCL	1,544,492	815,667
	Singer Thailand PCL	118,200	112,579
	Sri Trang Agro-Industry PCL	1,139,508	574,844
	Sri Trang Gloves Thailand PCL	1,277,300	372,518
	Srisawad Corp. PCL	1,258,772	1,356,008
	Star Petroleum Refining PCL	2,954,000	923,610
*	STARK Corp. PCL	3,436,000	288,891
	Supalai PCL	1,627,800	898,156
	Thai Oil PCL	1,979,917	2,835,141
	Thai Union Group PCL, Class F	3,062,540	1,448,390
	Thanachart Capital PCL	441,600	464,109
	Thonburi Healthcare Group PCL	455,000	806,950
	Tisco Financial Group PCL	309,700	781,167
	TMBThanachart Bank PCL	25,424,697	908,502
	TOA Paint Thailand PCL	590,800	488,970
	Total Access Communication PCL	700,700	828,468
	True Corp. PCL	17,144,931	2,234,337
	TTW PCL	1,054,700	241,090
	VGI PCL	3,956,670	378,410
	Vibhavadi Medical Center PCL	746,200	56,073
	WHA Corp. PCL	8,501,900	880,123

TOTAL THAILAND			100,451,044

TURKEY — (0.7%)
	Akbank TAS	2,934,684	2,306,994
	Aksa Akrilik Kimya Sanayii AS	65,145	243,809
#	Aksa Enerji Uretim AS	237,721	528,761
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	601,198
#	Arcelik AS	76,332	322,613
#	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	477,840

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	BIM Birlesik Magazalar AS	283,141	$2,038,579
	Borusan Yatirim ve Pazarlama AS	2,256	90,035
	Coca-Cola Icecek AS	53,405	493,263
	Dogus Otomotiv Servis ve Ticaret AS	9,274	61,105
# Ω	Enerjisa Enerji AS	87,431	96,343
	Enka Insaat ve Sanayi AS	775,859	781,482
#	Eregli Demir ve Celik Fabrikalari TAS	842,011	1,341,869
#	Ford Otomotiv Sanayi AS	45,341	884,924
*	Gubre Fabrikalari TAS	17,401	136,327
# *	Hektas Ticaret TAS	770,209	1,184,225
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	593,863
	KOC Holding AS	446,849	1,332,999
#	Koza Altin Isletmeleri AS	22,016	230,274
*	Migros Ticaret AS	18,380	119,518
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	359,573
*	Oyak Cimento Fabrikalari AS	119,573	107,982
*	Pegasus Hava Tasimaciligi AS	35,848	616,571
*	Petkim Petrokimya Holding AS	1,468,954	1,050,831
# *	Sasa Polyester Sanayi AS	263,986	1,700,243
*	TAV Havalimanlari Holding AS	190,894	804,030
	Tofas Turk Otomobil Fabrikasi AS	74,286	391,960
*	Turk Hava Yollari AO	306,328	1,667,273
#	Turk Telekomunikasyon AS	467,239	311,376
	Turk Traktor ve Ziraat Makineleri AS	7,711	157,628
#	Turkcell Iletisim Hizmetleri AS	972,496	1,342,274
*	Turkiye Halk Bankasi AS	384,954	170,471
	Turkiye Is Bankasi AS, Class C	2,062,210	1,033,060
*	Turkiye Petrol Rafinerileri AS	73,386	1,486,644
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,037,847
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	378,619
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	149,332
	Yapi ve Kredi Bankasi AS	2,854,262	1,413,268

TOTAL TURKEY			28,045,003

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,483,364	6,392,591
	Abu Dhabi Islamic Bank PJSC	2,055,881	5,319,388
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,553,818
	Aldar Properties PJSC	3,907,903	4,596,753
	Dubai Islamic Bank PJSC	4,462,522	7,069,864
	Emaar Properties PJSC	4,313,170	7,119,985
	Emirates Integrated Telecommunications Co. PJSC	207,413	323,562
	Emirates NBD Bank PJSC	1,188,088	4,290,114
	Emirates Telecommunications Group Co. PJSC	1,754,520	12,330,867
	First Abu Dhabi Bank PJSC	2,034,758	9,923,020
*	International Holding Co. PJSC	24,261	2,661,765

TOTAL UNITED ARAB EMIRATES			62,581,727

UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,338,052

TOTAL COMMON STOCKS			3,912,714,070

PREFERRED STOCKS — (1.3%)

BRAZIL — (1.2%)
	Banco Bradesco SA	2,373,138	9,124,096
	Braskem SA Class A	82,539	538,649
	Centrais Eletricas Brasileiras SA Class B	103,746	1,070,900

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Cia de Transmissao de Energia Eletrica Paulista	122,300	$580,070
	Cia Energetica de Minas Gerais	1,094,369	2,408,861
	Cia Paranaense de Energia	1,292,740	1,851,955
	Gerdau SA	653,216	3,256,280
	Itau Unibanco Holding SA	2,317,176	13,637,044
	Petroleo Brasileiro SA	2,952,047	17,036,206

TOTAL BRAZIL			49,504,061

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	431,209	753,310

	COLOMBIA — (0.1%)
	Banco Davivienda SA	49,344	259,771
	Grupo Aval Acciones y Valores SA	2,461,699	269,161
	Grupo de Inversiones Suramericana SA	84,488	233,684

TOTAL COLOMBIA			762,616

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	985	39,130

	TAIWAN — (0.0%)
	China Development Financial Holding Corp.	1,176,143	276,224

TOTAL PREFERRED STOCKS			51,335,341

	RIGHTS/WARRANTS — (0.0%)

	MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	174,274	16,218

	SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 12/02/22	5,687	39,126

	TAIWAN — (0.0%)
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	203,719	59,429

	THAILAND — (0.0%)
*	Singer Thailand PCL Rights 10/31/22	82,507	0
*	Thai Union Group PCL Rights 11/30/22	86,840	0

TOTAL RIGHTS/WARRANTS			114,773

	TOTAL INVESTMENT SECURITIES (Cost $3,031,692,639)		3,964,164,184

			Value†
	SECURITIES LENDING COLLATERAL — (2.6%)
@ §	The DFA Short Term Investment Fund	9,232,721	106,739,492

	TOTAL INVESTMENTS — (100.0%) (Cost $3,138,466,170)		$4,070,903,676

ADR	American Depositary Receipt
CP	Certificate Participation GDR Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

THE EMERGING MARKETS SERIES

CONTINUED

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	644	12/16/22	$29,866,714	$27,485,920	$(2,380,794)
S&P 500® Emini Index	73	12/16/22	13,941,096	14,172,950	231,854

Total Futures Contracts			$43,807,810	$41,658,870	$(2,148,940)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$182,023,797	$9,600	—	$182,033,397
Chile	11,803,006	9,921,730	—	21,724,736
China	123,031,320	828,774,328	—	951,805,648
Colombia	4,717,484	312,658	—	5,030,142
Czech Republic	—	7,199,868	—	7,199,868
Egypt	1,962	1,918,746	—	1,920,708
Greece	10,252	13,217,128	$11,223	13,238,603
Hungary	—	8,953,846	—	8,953,846
India	31,593,723	700,832,720	—	732,426,443
Indonesia	—	97,572,600	—	97,572,600
Malaysia	—	70,536,471	—	70,536,471
Mexico	103,950,081	—	—	103,950,081
Peru	6,210,439	—	—	6,210,439
Philippines	548,996	30,985,556	—	31,534,552
Poland	—	25,584,214	—	25,584,214
Qatar	—	42,572,762	—	42,572,762
Saudi Arabia	—	193,312,967	—	193,312,967
South Africa	22,218,169	118,775,517	—	140,993,686
South Korea	4,855,920	469,361,456	—	474,217,376
Taiwan	4,177,320	605,295,946	6,439	609,479,705
Thailand	98,389,048	2,061,996	—	100,451,044
Turkey	—	28,045,003	—	28,045,003
United Arab Emirates	—	62,581,727	—	62,581,727
United States	—	1,338,052	—	1,338,052
Preferred Stocks
Brazil	49,504,061	—	—	49,504,061
Chile	—	753,310	—	753,310
Colombia	762,616	—	—	762,616
South Korea	—	39,130	—	39,130
Taiwan	—	276,224	—	276,224
Rights/Warrants
Malaysia	—	16,218	—	16,218
South Korea	—	39,126	—	39,126
Taiwan	—	59,429	—	59,429

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$106,739,492	—		$106,739,492
Futures Contracts**	$(2,148,940)	—	—		(2,148,940)

TOTAL	$641,649,254	$3,427,087,820	$17,662	^	$4,068,754,736

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.3%)
BELGIUM — (0.0%)
*	BIODYNE Co. Ltd.	1,150	$14,557

BRAZIL — (5.7%)
*	3R Petroleum Oleo E Gas SA	482,334	4,341,986
	AES Brasil Energia SA	1,062,419	2,036,192
	Aliansce Sonae Shopping Centers SA	388,671	1,635,046
*	Alliar Medicos A Frente SA	195,600	802,394
	Allied Tecnologia SA	28,000	43,527
	Alper Consultoria e Corretora de Seguros SA	21,000	114,808
	Alupar Investimento SA	472,751	2,587,295
	Ambipar Participacoes e Empreendimentos S/A	79,900	483,685
	Americanas SA	1,179,132	3,547,326
*	Anima Holding SA	1,034,673	1,372,086
	Arezzo Industria e Comercio SA	166,554	3,369,450
	Auren Energia SA	975,230	2,816,849
# *	Azul SA, ADR	155,377	1,458,990
	Banco Modal SA	224,700	113,100
	Bemobi Mobile Tech SA	164,280	531,115
*	Blau Farmaceutica SA	26,500	173,554
	Boa Safra Sementes SA	22,200	54,796
	Boa Vista Servicos SA	321,870	392,562
	BR Malls Participacoes SA	2,616,867	5,142,039
	BR Properties SA	651,053	782,700
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	218,735	1,272,902
*	BRF SA	2,061,492	5,012,552
	Brisanet Participacoes SA	139,814	95,005
*	C&A MODAS SA	97,220	56,839
	Camil Alimentos SA	516,308	1,020,522
	Cia Brasileira de Aluminio	34,764	74,300
	Cia Brasileira de Distribuicao	523,026	2,232,644
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,854,839
	Cia de Saneamento do Parana	1,214,637	4,500,659
	Cia de Saneamento do Parana	546,300	373,331
	Cia Paranaense de Energia	445,084	604,015
	Cielo SA	3,398,392	3,914,516
*	Cogna Educacao	5,662,153	3,606,327
*	Construtora Tenda SA	273,378	322,306
	Cruzeiro do Sul Educacional SA	121,300	136,200
	CSU Digital SA	83,114	239,744
	Cury Construtora e Incorporadora SA	291,864	704,022
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	897,468	3,231,615
	Dexco SA	1,069,100	2,005,533
	Diagnosticos da America SA	17,900	69,410
	Dimed SA Distribuidora da Medicamentos	258,632	625,864
	Direcional Engenharia SA	326,075	1,080,078
*	Dommo Energia SA	812,416	287,818
*	EcoRodovias Infraestrutura e Logistica SA	880,278	927,057
	EDP - Energias do Brasil SA	906,678	4,049,378
*	Eletromidia SA	34,100	81,858
*	Embraer SA	1,203,609	3,203,876
*	Embraer SA, Sponsored ADR	382,648	4,044,589
*	Empreendimentos Pague Menos SA	331,722	398,156
	Enauta Participacoes SA	355,424	1,048,623
	Energisa SA	342,800	3,217,960
*	Eneva SA	1,497,022	4,109,529
	Eternit SA	140,900	306,322
	Even Construtora e Incorporadora SA	295,494	377,555

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	365,756	$1,474,921
	Fleury SA	644,600	2,321,084
	Fras-Le SA	127,099	343,737
	Gafisa SA	7,812	23,493
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	302,053	280,680
#	Gol Linhas Aereas Inteligentes SA, ADR	225,868	835,712
Ω	GPS Participacoes e Empreendimentos SA	338,000	904,300
	Grendene SA	883,823	1,242,194
*	Grupo Mateus SA	1,131,600	1,599,202
	Grupo SBF SA	257,424	943,880
	Guararapes Confeccoes SA	374,231	705,645
	Helbor Empreendimentos SA	114,573	64,323
*	Hidrovias do Brasil SA	933,357	509,547
*	Infracommerce CXAAS SA	138,700	155,200
	Instituto Hermes Pardini SA	186,158	837,900
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	207,700	1,468,436
*	International Meal Co. Alimentacao SA, Class A	623,142	297,969
	Iochpe-Maxion SA	422,811	1,163,948
	Irani Papel e Embalagem SA	142,517	235,620
*	IRB Brasil Resseguros SA	3,222,983	586,507
	Jalles Machado SA	202,900	273,388
	JHSF Participacoes SA	1,192,106	1,693,942
	JSL SA	187,336	276,715
	Kepler Weber SA	187,812	941,696
	Lavvi Empreendimentos Imobiliarios Ltda	259,400	317,879
	Light SA	1,212,280	1,333,027
	Localiza Rent a Car SA	61,182	835,498
	Localiza Rent a Car SA	853	11,649
* Ω	Locaweb Servicos de Internet SA	1,004,168	2,124,781
	LOG Commercial Properties e Participacoes SA	157,972	696,048
*	Log-in Logistica Intermodal SA	191,471	1,387,057
	Lojas Quero Quero SA	349,679	408,878
	LPS Brasil Consultoria de Imoveis SA	164,100	89,269
	M Dias Branco SA	288,411	2,428,783
	Mahle-Metal Leve SA	128,012	640,122
	Marcopolo SA	518,000	241,677
	Marfrig Global Foods SA	1,128,320	2,337,242
*	Marisa Lojas SA	923,851	370,220
	Melnick Even Desenvolvimento Imobiliario SA	73,800	60,577
	Mills Estruturas e Servicos de Engenharia SA	568,820	1,473,393
	Minerva SA	910,248	2,410,646
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	54,400	58,976
*	Moura Dubeux Engenharia SA	137,200	196,550
	Movida Participacoes SA	509,747	1,344,062
	MRV Engenharia e Participacoes SA	1,042,403	2,054,334
	Multilaser Industrial SA	312,283	314,973
	Multiplan Empreendimentos Imobiliarios SA	93,232	475,771
	Neogrid Participacoes SA	32,300	9,817
	Odontoprev SA	1,124,788	1,802,971
*	Omega Energia SA	808,100	1,681,749
*	Orizon Valorizacao de Residuos SA	60,000	518,749
*	Petro Rio SA	604,745	4,143,244
	Petroreconcavo SA	307,555	1,867,181
	Porto Seguro SA	581,834	2,617,718
	Portobello SA	256,777	586,081
	Positivo Tecnologia SA	457,780	1,083,854
	Qualicorp Consultoria e Corretora de Seguros SA	599,143	913,996
	Romi SA	148,060	474,377
	Santos Brasil Participacoes SA	1,247,677	2,198,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	86,509	$460,555
	Sao Martinho SA	768,976	4,014,961
Ω	Ser Educacional SA	208,380	343,300
	SIMPAR SA	1,627,112	3,411,407
	Sinqia SA	83,881	332,893
	SLC Agricola SA	406,879	3,619,412
	Sul America SA	815,303	3,762,816
	SYN prop e tech SA	117,200	115,260
	Tegma Gestao Logistica SA	114,559	494,120
	Terra Santa Propriedades Agricolas SA	9,971	57,755
	TOTVS SA	1,646,258	10,568,178
	Transmissora Alianca de Energia Eletrica SA	1,318,523	10,258,724
	Tres Tentos Agroindustrial SA	40,300	98,926
	Trisul SA	309,282	285,003
	Tupy SA	258,372	1,477,555
	Ultrapar Participacoes SA	2,005,729	5,207,013
	Unipar Carbocloro SA	24,082	432,129
	Usinas Siderurgicas de Minas Gerais SA Usiminas	182,762	261,468
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	440,574
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	712,949	2,224,903
*	Via SA	2,714,377	1,644,758
	Vivara Participacoes SA	296,793	1,540,416
	Vulcabras Azaleia SA	423,585	1,140,658
	Wilson Sons Holdings Brasil SA	213,000	468,019
	Wiz Solucoes e Corretagem de Seguros SA	219,744	331,392
	YDUQS Participacoes SA	989,037	3,088,407
	Zamp SA	20,600	30,628
	Zamp SA	661,829	983,999

TOTAL BRAZIL			202,669,879

CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,883,671	397,346
	Besalco SA	2,200,594	758,262
*	Camanchaca SA	1,471,136	74,118
	CAP SA	150,738	805,800
	Cementos BIO BIO SA	352,724	241,501
	Cencosud Shopping SA	30,918	33,788
	Cia Sud Americana de Vapores SA	37,369,997	2,595,346
	Colbun SA	5,269,582	517,163
	Cristalerias de Chile SA	130,323	432,648
	Embotelladora Andina SA, ADR, Class B	5,509	56,743
	Empresa Nacional de Telecomunicaciones SA	461,999	1,441,026
	Empresas Hites SA	1,014,682	95,908
	Empresas Lipigas SA	6,383	13,866
	Empresas Tricot SA	70,631	20,747
*	Engie Energia Chile SA	1,948,129	1,145,746
	Forus SA	414,760	446,546
	Grupo Security SA	4,943,566	827,260
	Hortifrut SA	127,405	106,310
	Instituto de Diagnostico SA	2,928	4,307
	Inversiones Aguas Metropolitanas SA	1,259,734	600,903
	Inversiones La Construccion SA	84,822	265,288
	Masisa SA	3,130,567	83,031
	Multiexport Foods SA	3,785,079	860,758
	Parque Arauco SA	1,976,919	1,684,551
	PAZ Corp. SA	1,106,246	375,710
	Plaza SA	39,231	33,980
	Ripley Corp. SA	2,369,204	389,143

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	1,233,378	$346,618
	Sigdo Koppers SA	1,164,083	1,398,147
	SMU SA	5,617,171	571,591
	Sociedad Matriz SAAM SA	35,214,756	2,982,590
	Socovesa SA	2,516,932	287,083
	SONDA SA	1,180,254	415,524
	Vina Concha y Toro SA	2,008,692	2,271,062

TOTAL CHILE			22,580,410

CHINA — (21.9%)
	360 DigiTech, Inc., ADR	313,070	3,180,791
*	361 Degrees International Ltd.	3,755,000	1,565,102
Ω	3SBio, Inc.	4,811,500	3,397,916
	5I5J Holding Group Co. Ltd., Class A	700,900	220,469
* ††	A Metaverse Co.	550,000	7,988
# *	AAC Technologies Holdings, Inc.	2,389,500	4,377,039
# Ω	AAG Energy Holdings Ltd.	2,416,601	366,735
	Accelink Technologies Co. Ltd., Class A	138,100	321,929
*	Advanced Technology & Materials Co. Ltd., Class A	163,700	179,938
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	327,070
	Agile Group Holdings Ltd.	4,188,000	796,562
	Ajisen China Holdings Ltd.	2,398,000	189,572
Ω	Ak Medical Holdings Ltd.	1,776,000	1,846,269
*	Alibaba Pictures Group Ltd.	42,090,000	1,555,684
# Ω	A-Living Smart City Services Co. Ltd.	2,406,000	1,365,304
	All Winner Technology Co. Ltd., Class A	115,710	310,134
	Allmed Medical Products Co. Ltd., Class A	90,100	152,855
*	Alpha Group, Class A	298,500	177,920
	Amoy Diagnostics Co. Ltd., Class A	95,269	306,281
*	An Hui Wenergy Co. Ltd., Class A	614,902	391,927
	Angang Steel Co. Ltd., Class H	6,056,999	1,256,754
	Anhui Anke Biotechnology Group Co. Ltd., Class A	346,713	470,724
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	420,605
	Anhui Expressway Co. Ltd., Class H	1,776,000	1,135,094
	Anhui Genuine New Materials Co. Ltd., Class A	91,300	134,752
	Anhui Guangxin Agrochemical Co. Ltd., Class A	14,260	57,974
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	560,022
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	158,800	175,813
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	568,292
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	467,166
	Anhui Korrun Co. Ltd., Class A	46,866	87,988
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	94,309
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	38,638
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	371,422
	Anhui Xinhua Media Co. Ltd., Class A	138,900	87,805
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,218	220,598
* Ω	Antengene Corp. Ltd.	476,500	202,621
*	Anton Oilfield Services Group	8,368,000	303,859
	Aoshikang Technology Co. Ltd., Class A	82,400	290,233
* ††	Aowei Holdings Ltd.	1,451,000	36,748
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	34,477
#	APT Satellite Holdings Ltd.	580,000	136,656
* Ω	Archosaur Games, Inc.	570,000	163,900
	Art Group Holdings Ltd.	320,000	9,834
* Ω	Ascletis Pharma, Inc.	551,000	161,979
	Asia Cement China Holdings Corp.	2,216,500	773,326
*	Asia Cuanon Technology Shanghai Co. Ltd., Class A	46,340	49,954
Ω	AsiaInfo Technologies Ltd.	584,400	698,240
*	Asian Citrus Holdings Ltd.	694,000	6,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	86,389	$471,046
	AviChina Industry & Technology Co. Ltd., Class H	9,654,000	4,228,179
	Bafang Electric Suzhou Co. Ltd., Class A	17,000	271,534
Ω	BAIC Motor Corp. Ltd., Class H	6,837,500	1,514,812
Ω	BAIOO Family Interactive Ltd.	2,912,000	137,376
	Bank of Chongqing Co. Ltd., Class H	2,506,000	1,136,793
*	Bank of Tianjin Co. Ltd., Class H	100,000	25,362
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	100,681
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	149,401
*	Baoye Group Co. Ltd., Class H	1,132,000	577,091
# *	Baozun, Inc., Sponsored ADR	159,879	629,923
	BBMG Corp., Class H	7,209,000	743,569
	Bear Electric Appliance Co. Ltd., Class A	34,847	273,667
	Befar Group Co. Ltd., Class A	623,900	428,771
	Beibuwan Port Co. Ltd., Class A	146,881	142,682
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	161,350	179,463
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	60,420	430,676
	Beijing Capital Development Co. Ltd., Class A	422,476	295,387
*	Beijing Capital International Airport Co. Ltd., Class H	7,414,000	4,014,938
	Beijing Career International Co. Ltd., Class A	41,600	183,627
	Beijing Certificate Authority Co. Ltd., Class A	77,387	293,082
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	72,250	110,910
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	44,920
	Beijing Dahao Technology Corp. Ltd., Class A	55,777	123,924
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	157,400	354,582
# *	Beijing Energy International Holding Co. Ltd.	19,934,000	462,682
	Beijing Enterprises Holdings Ltd.	1,690,500	4,288,627
	Beijing Enterprises Water Group Ltd.	14,360,000	3,017,008
	Beijing Funshine Culture Media Co. Ltd., Class A	36,000	200,633
* ††	Beijing Gas Blue Sky Holdings Ltd.	13,928,000	122,274
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	472,513
	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	275,966
*	Beijing Health Holdings Ltd.	18,966,000	172,045
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	144,167
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	200,511
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	456,901
	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,290,000	1,169,293
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	96,727
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	180,338
	Beijing North Star Co. Ltd., Class H	4,210,000	397,416
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	196,676
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	432,386
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	180,344
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	57,400	129,344
	Beijing Shunxin Agriculture Co. Ltd., Class A	124,800	350,733
	Beijing Sinnet Technology Co. Ltd., Class A	359,399	427,021
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	271,103
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	74,154
	Beijing Strong Biotechnologies, Inc., Class A	73,000	178,597
	Beijing SuperMap Software Co. Ltd., Class A	130,017	337,453
*	Beijing Thunisoft Corp. Ltd., Class A	191,900	186,396
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	855,000	955,952
	Beijing Ultrapower Software Co. Ltd., Class A	476,050	285,198
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	775,000	151,179
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	107,127
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	77,157	135,951
	Beken Corp., Class A	30,400	109,583

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Berry Genomics Co. Ltd., Class A	29,100	$50,589
	Best Pacific International Holdings Ltd., Class H	978,000	139,387
*	BEST, Inc., ADR	17	10
	Bestsun Energy Co. Ltd., Class A	439,200	252,297
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	126,254
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	447,779
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	84,483
*	Billion Industrial Holdings Ltd.	44,000	27,963
	Binjiang Service Group Co. Ltd.	244,000	410,398
	Black Peony Group Co. Ltd., Class A	325,649	321,649
Ω	Blue Moon Group Holdings Ltd.	375,000	221,245
*	Blue Sail Medical Co. Ltd., Class A	252,600	284,988
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	335,244
Ω	BOC Aviation Ltd.	250,700	1,677,666
	BOE Varitronix Ltd.	989,000	1,466,517
*	Bohai Leasing Co. Ltd., Class A	1,263,500	380,818
	Bosideng International Holdings Ltd.	10,818,000	4,672,365
*	Boyaa Interactive International Ltd.	621,000	25,735
	Bright Dairy & Food Co. Ltd., Class A	289,400	375,601
	Bright Real Estate Group Co. Ltd., Class A	962,280	266,983
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	356,632
* ††	Brilliance China Automotive Holdings Ltd.	8,928,000	3,844,329
	B-Soft Co. Ltd., Class A	348,631	400,195
# *	Burning Rock Biotech Ltd., ADR	5,945	12,247
	BYD Electronic International Co. Ltd.	1,940,500	5,639,059
	C C Land Holdings Ltd.	12,749,015	3,068,349
	C&D International Investment Group Ltd.	1,389,788	2,156,548
	C&S Paper Co. Ltd., Class A	262,920	337,911
	Cabbeen Fashion Ltd.	1,187,000	181,506
	Camel Group Co. Ltd., Class A	209,035	244,647
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	256,860
	Canny Elevator Co. Ltd., Class A	162,500	147,787
# Ω	CanSino Biologics, Inc., Class H	242,600	2,255,530
#	Canvest Environmental Protection Group Co. Ltd.	2,567,000	1,580,336
*	Capital Environment Holdings Ltd.	22,400,000	371,069
*	Capitalonline Data Service Co. Ltd., Class A	130,000	192,247
	Carrianna Group Holdings Co. Ltd.	891,257	46,594
	Castech, Inc., Class A	135,800	282,103
# Ω	Cathay Media & Education Group, Inc.	158,000	21,166
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,407
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	54,926
	Central China Management Co. Ltd.	3,912,626	269,693
	Central China New Life Ltd.	828,000	234,684
#	Central China Real Estate Ltd.	4,646,683	121,825
#	Central China Securities Co. Ltd., Class H	4,540,000	549,319
	CETC Digital Technology Co. Ltd., Class A	166,320	481,102
#	CGN New Energy Holdings Co. Ltd.	5,122,000	1,375,943
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	160,762
	Chacha Food Co. Ltd., Class A	43,510	264,160
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	271,389
#* Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	73,947
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	239,281
#	Chaowei Power Holdings Ltd.	2,361,000	463,234
*	Cheetah Mobile, Inc., ADR	28,306	51,518
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	43,973
*	Chen Lin Education Group Holdings Ltd.	330,000	84,543
*	Cheng De Lolo Co. Ltd., Class A	256,650	264,308
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	243,425
	Chengdu CORPRO Technology Co. Ltd., Class A	106,300	432,368

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	$241,140
	Chengdu Galaxy Magnets Co. Ltd., Class A	105,400	220,155
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	195,384
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	23,125	31,506
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	172,895	418,535
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	380,284
	Chengdu Leejun Industrial Co. Ltd., Class A	114,100	103,733
	Chengdu Wintrue Holding Co. Ltd., Class A	168,100	261,813
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	603,904
	Chenguang Biotech Group Co., Ltd., Class A	56,100	124,808
*	Chengzhi Co. Ltd., Class A	46,000	56,277
*	Chiho Environmental Group Ltd.	172,000	14,900
	China Aerospace International Holdings Ltd.	8,284,500	363,817
*	China Agri-Products Exchange Ltd.	45,605	522
	China Aircraft Leasing Group Holdings Ltd.	1,574,000	655,000
*	China Anchu Energy Storage Gro	1,929,000	127,744
	China Automotive Engineering Research Institute Co. Ltd., Class A	53,961	139,367
	China Bester Group Telecom Co. Ltd., Class A	102,700	147,957
	China BlueChemical Ltd., Class H	7,256,000	1,385,020
Ω	China Bohai Bank Co. Ltd., Class H	3,052,000	377,302
# *	China Boton Group Co. Ltd.	458,000	129,246
	China CAMC Engineering Co. Ltd., Class A	332,197	349,686
	China Chengtong Development Group Ltd.	734,000	10,030
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	2,148,761
	China Communications Services Corp. Ltd., Class H	9,412,000	2,626,270
*	China Conch Environment Protection Holdings Ltd.	4,587,500	1,352,604
	China Conch Venture Holdings Ltd.	4,615,500	6,807,382
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	377,610
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,243,056
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	52,272
	China Design Group Co. Ltd., Class A	82,800	87,342
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	12,487
# *	China Dili Group	12,625,699	1,061,571
*	China Dongxiang Group Co. Ltd.	10,363,985	307,641
Ω	China East Education Holdings Ltd.	791,500	249,290
	China Education Group Holdings Ltd.	2,302,000	1,347,750
	China Electronics Huada Technology Co. Ltd.	3,400,000	268,450
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	493,731
	China Enterprise Co. Ltd., Class A	320,883	106,257
	China Everbright Environment Group Ltd.	14,046,000	4,672,404
# Ω	China Everbright Greentech Ltd.	2,425,000	395,322
	China Everbright Ltd.	3,992,000	2,104,837
*	China Express Airlines Co. Ltd., Class A	49,838	72,353
	China Film Co. Ltd., Class A	14,700	21,473
*	China Finance Investment Holdings Ltd.	14,000	9,826
* ††	China Financial Services Holdings Ltd.	126,200	5,125
	China Foods Ltd.	4,852,000	1,236,478
	China Glass Holdings Ltd.	3,378,000	271,171
	China Gold International Resources Corp. Ltd.	235,700	547,691
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	75,272
	China Hanking Holdings Ltd.	2,777,000	255,010
#	China Harmony Auto Holding Ltd.	3,398,500	385,016
	China Harzone Industry Corp. Ltd., Class A	173,563	164,855
* ††	China High Precision Automation Group Ltd.	1,289,000	37,563
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	228,252
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	641,256
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	16,447,000	469,626
††	China Huiyuan Juice Group Ltd.	4,034,500	180,199
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	1,879,744

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	8,128,000	$1,076,902
	China Kepei Education Group Ltd.	1,226,000	301,485
	China Kings Resources Group Co. Ltd., Class A	109,096	686,634
	China Leadshine Technology Co. Ltd., Class A	44,000	116,784
	China Lesso Group Holdings Ltd.	4,407,000	3,576,932
	China Lilang Ltd.	2,086,000	901,362
* Ω	China Literature Ltd.	1,372,000	3,701,465
# *	China Longevity Group Co. Ltd.	1,076,350	35,240
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	240,258
*	China Medical & HealthCare Group Ltd.	930,000	4,434
	China Medical System Holdings Ltd.	5,342,500	5,838,944
	China Meidong Auto Holdings Ltd.	2,174,000	2,855,283
	China Merchants Land Ltd.	7,804,000	547,339
	China Merchants Port Holdings Co. Ltd.	4,575,230	5,363,986
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	89,342
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,088,619
	China National Accord Medicines Corp. Ltd., Class A	92,006	398,390
	China National Medicines Corp. Ltd., Class A	95,505	343,124
Ω	China New Higher Education Group Ltd.	1,994,000	457,297
*	China New Town Development Co. Ltd.	3,308,148	21,886
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	245,871
*	China Oil & Gas Group Ltd.	23,578,000	736,225
	China Oilfield Services Ltd., Class H	2,884,000	3,246,573
	China Oriental Group Co. Ltd.	4,262,000	591,640
	China Overseas Grand Oceans Group Ltd.	7,737,434	2,185,837
	China Overseas Property Holdings Ltd.	4,970,000	3,127,957
	China Pioneer Pharma Holdings Ltd.	1,781,000	438,102
	China Power International Development Ltd.	18,883,333	5,457,077
* ††	China Properties Group Ltd.	2,045,000	20,269
	China Publishing & Media Co. Ltd., Class A	378,215	218,563
*	China Qinfa Group Ltd.	190,000	6,554
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,431,675
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	157,240
*	China Rare Earth Holdings Ltd.	6,468,799	317,394
	China Reinsurance Group Corp., Class H	18,771,000	992,361
# Ω	China Renaissance Holdings Ltd.	721,600	547,068
	China Resources Cement Holdings Ltd.	9,482,000	3,427,420
	China Resources Medical Holdings Co. Ltd.	3,618,000	1,728,085
Ω	China Resources Pharmaceutical Group Ltd.	5,156,000	3,478,136
	China Risun Group Ltd.	3,430,000	1,210,015
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	539,720
	China SCE Group Holdings Ltd.	5,911,200	305,364
	China Science Publishing & Media Ltd., Class A	175,900	179,429
# *	China Shanshui Cement Group Ltd.	30,000	6,509
#* Ω	China Shengmu Organic Milk Ltd.	11,703,000	387,208
	China Shineway Pharmaceutical Group Ltd.	1,378,200	828,243
#	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	172,136
*	China Silver Group Ltd.	5,404,000	178,947
# *	China South City Holdings Ltd.	17,588,000	839,603
	China South Publishing & Media Group Co. Ltd., Class A	316,400	413,864
	China Starch Holdings Ltd.	7,505,000	171,901
	China State Construction International Holdings Ltd.	286,000	257,283
#	China Sunshine Paper Holdings Co. Ltd.	1,794,000	372,331
	China Suntien Green Energy Corp. Ltd., Class H	6,391,000	2,423,732
	China Taiping Insurance Holdings Co. Ltd.	6,240,600	4,321,878
	China Testing & Certification International Group Co. Ltd., Class A	163,993	238,160
*	China Tianbao Group Development Co. Ltd.	401,000	153,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Tianrui Group Cement Co. Ltd.	256,000	$192,310
	China Tianying, Inc., Class A	657,100	434,524
#	China Tobacco International HK Co. Ltd.	479,000	461,653
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,816,000	4,675,191
*	China TransInfo Technology Co. Ltd., Class A	351,400	430,488
*	China Travel International Investment Hong Kong Ltd.	9,845,900	1,529,823
	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	350,362
* Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	642,822
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	25,190
	China Water Affairs Group Ltd.	3,782,000	2,678,613
	China West Construction Group Co. Ltd., Class A	135,400	123,598
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,589
	China World Trade Center Co. Ltd., Class A	169,977	316,859
	China XLX Fertiliser Ltd.	1,865,000	711,863
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	1,340,482
* Ω	China Yuhua Education Corp. Ltd.	5,322,000	583,256
*	China Yurun Food Group Ltd.	1,208,000	43,837
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	235,714
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	151,982
# * ††	China Zhongwang Holdings Ltd.	8,794,400	352,912
	Chinasoft International Ltd.	9,542,000	6,322,273
*	Chindata Group Holdings Ltd., ADR	41,217	218,862
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	311,600	364,833
	Chongqing Department Store Co. Ltd., Class A	124,000	337,980
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	28,822
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	221,088	374,404
*	Chongqing Iron & Steel Co. Ltd., Class H	1,428,000	110,909
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	280,082
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	2,594,844
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	137,770
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	345,901
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	213,700	192,373
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	371,812
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	121,707
	CIFI Ever Sunshine Services Group Ltd.	2,616,000	576,887
	CIFI Holdings Group Co. Ltd.	8,962,528	593,723
	CIMC Enric Holdings Ltd.	2,970,000	2,894,880
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	11,997
	Cinda Real Estate Co. Ltd., Class A	782,200	441,657
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	271,369
	CITIC Press Corp., Class A	2,200	5,651
	CITIC Resources Holdings Ltd.	11,660,600	512,345
	City Development Environment Co. Ltd., Class A	98,400	128,468
*	Citychamp Watch & Jewellery Group Ltd.	7,234,000	939,644
*	CMGE Technology Group Ltd.	1,000,000	156,744
	CMST Development Co. Ltd., Class A	585,300	368,297
*	CNFinance Holdings Ltd., ADR	46,227	78,586
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	305,656
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	239,500	445,900
	COFCO Biotechnology Co. Ltd., Class A	280,300	309,862
	COFCO Joycome Foods Ltd.	7,856,000	1,650,060
	COFCO Sugar Holding Co. Ltd., Class A	155,600	141,328
* ††	Colour Life Services Group Co. Ltd.	1,927,604	114,188
	Comba Telecom Systems Holdings Ltd.	6,502,001	911,710
	Concord New Energy Group Ltd.	25,104,964	1,918,124
*	Confidence Intelligence Holdings Ltd.	54,000	271,390
	Consun Pharmaceutical Group Ltd.	2,281,000	854,382
	Contec Medical Systems Co. Ltd., Class A	89,512	295,256
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	222,141

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Coolpad Group Ltd.	18,540,000	$174,985
	COSCO SHIPPING Development Co. Ltd., Class H	14,996,000	1,737,952
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,412,000	1,028,549
#	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	993,423
	COSCO SHIPPING Ports Ltd.	7,743,121	3,818,452
*	Cosmopolitan International Holdings Ltd.	764,000	116,745
#	CPMC Holdings Ltd.	2,299,000	1,114,074
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	262,509
# *	Crazy Sports Group Ltd.	10,687,579	255,823
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	211,780
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	63,640
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	69,000	148,035
#	CSSC Hong Kong Shipping Co. Ltd.	2,770,000	348,712
	CSSC Science & Technology Co. Ltd., Class A	158,600	261,118
	CTS International Logistics Corp. Ltd., Class A	269,120	412,283
*	CWT International Ltd.	24,080,000	171,755
	Da Ming International Holdings Ltd.	880,000	196,418
Ω	Dali Foods Group Co. Ltd.	4,370,000	1,798,833
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	137,669
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	357,223
	Dalipal Holdings Ltd.	1,198,000	369,486
	Dare Power Dekor Home Co. Ltd., Class A	112,600	120,673
	Dashang Co. Ltd., Class A	103,508	221,982
*	Datang International Power Generation Co. Ltd., Class H	5,314,000	676,228
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	635,495
	Dazhong Transportation Group Co. Ltd., Class A	631,520	244,068
	Dazzle Fashion Co. Ltd., Class A	128,728	237,616
	DBG Technology Co. Ltd., Class A	213,483	278,621
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	154,856
	Dexin China Holdings Co. Ltd.	2,041,000	176,987
#	Differ Group Auto Ltd.	11,704,000	2,340,725
	Digital China Group Co. Ltd., Class A	223,300	818,430
	Digital China Holdings Ltd.	3,170,500	1,255,654
	Digital China Information Service Co. Ltd., Class A	276,264	438,520
	Dongfang Electric Corp. Ltd., Class H	821,600	1,239,136
	Dongfang Electronics Co. Ltd., Class A	225,500	252,751
	Dongfeng Motor Group Co. Ltd., Class H	8,614,000	3,897,009
	Dongguan Aohai Technology Co. Ltd., Class A	35,400	192,906
#	Dongjiang Environmental Co. Ltd., Class H	780,375	205,880
	Dongyue Group Ltd.	4,980,000	4,322,050
# *	DouYu International Holdings Ltd., ADR	550,357	550,302
*	Duiba Group Ltd.	800	49
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	487,159
	E-Commodities Holdings Ltd.	3,364,000	445,526
	Edan Instruments, Inc., Class A	174,700	295,752
	Edifier Technology Co. Ltd., Class A	196,500	218,025
	Edvantage Group Holdings Ltd.	724,945	163,470
	EEKA Fashion Holdings Ltd.	414,000	537,810
	EIT Environmental Development Group Co. Ltd., Class A	55,432	117,037
	Electric Connector Technology Co. Ltd., Class A	13,913	70,192
*	Elion Energy Co. Ltd., Class A	1,074,661	665,885
	Eoptolink Technology, Inc.Ltd., Class A	122,800	436,105
	Era Co. Ltd., Class A	208,900	125,012
#	Essex Bio-technology Ltd.	1,240,000	502,024
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	459,049
#	EVA Precision Industrial Holdings Ltd.	4,606,435	604,283
	Everbright Jiabao Co. Ltd., Class A	647,600	231,198
*	EverChina International Holdings Co. Ltd.	13,660,000	292,509
* Ω	Everest Medicines Ltd.	445,000	350,711

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Fang Holdings Ltd., ADR	15,618	$8,277
	Fangda Special Steel Technology Co. Ltd., Class A	575,000	449,646
#	Fanhua, Inc., Sponsored ADR	169,955	820,883
	Far East Horizon Ltd.	6,976,000	5,387,074
	FAWER Automotive Parts Co. Ltd., Class A	207,900	130,050
*	Feitian Technologies Co. Ltd., Class A	88,100	130,343
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	33,894
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	496,029
	Fibocom Wireless, Inc., Class A	123,427	317,274
*	FIH Mobile Ltd.	9,669,000	788,399
	Financial Street Holdings Co. Ltd., Class A	601,498	382,226
	Financial Street Property Co. Ltd., Class H	20,000	5,378
	FinVolution Group, ADR	376,583	1,634,370
	First Tractor Co. Ltd., Class H	1,033,176	415,530
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	33,607
	Fosun International Ltd.	748,000	457,104
*	Founder Holdings Ltd.	160,000	7,139
	FriendTimes, Inc.	1,044,000	137,182
	Fu Shou Yuan International Group Ltd.	4,095,000	2,045,788
	Fufeng Group Ltd.	6,570,600	3,407,497
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	173,994	529,314
	Fujian Longking Co. Ltd., Class A	172,500	335,048
	Fujian Star-net Communication Co. Ltd., Class A	134,073	390,072
# *	Fullshare Holdings Ltd.	41,672,500	525,012
	Fulongma Group Co. Ltd., Class A	133,700	161,504
	Fulu Holdings Ltd.	233,500	122,028
	Fusen Pharmaceutical Co. Ltd.	141,000	16,992
*	Ganglong China Property Group Ltd.	38,000	9,918
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	343,978
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	197,498
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	309,550
	Gaona Aero Material Co. Ltd., Class A	1,200	8,796
	GCL New Energy Holdings Ltd.	1,322,100	89,267
*	GDS Holdings Ltd., Class A	1,423,800	1,589,176
	Gemdale Properties & Investment Corp. Ltd.	26,304,000	1,441,239
*	Gem-Year Industrial Co. Ltd., Class A	126,000	80,351
Ω	Genertec Universal Medical Group Co. Ltd.	4,196,500	1,754,176
*	Genimous Technology Co. Ltd., Class A	330,115	249,040
	Geovis Technology Co. Ltd., Class A	1,918	18,685
	GEPIC Energy Development Co. Ltd., Class A	193,100	133,418
	Getein Biotech, Inc., Class A	174,696	316,697
	Giant Network Group Co. Ltd., Class A	57,900	61,526
*	Glorious Property Holdings Ltd.	11,042,501	156,156
*	Glory Health Industry Ltd.	5,126,000	183,633
# *	Glory Sun Financial Group Ltd.	17,708,000	40,654
	Goke Microelectronics Co. Ltd., Class A	36,630	379,259
	Goldcard Smart Group Co. Ltd.	147,600	197,702
*	Golden Eagle Retail Group Ltd.	2,637,000	1,593,819
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	181,758
	GoldenHome Living Co. Ltd., Class A	52,892	180,951
	Goldenmax International Group Ltd., Class A	117,100	127,958
	Goldlion Holdings Ltd.	1,322,962	188,864
	Goldpac Group Ltd.	1,374,000	222,076
# *	GOME Retail Holdings Ltd.	34,090,000	556,187
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	158,976
*	Grand Baoxin Auto Group Ltd.	3,688,492	172,279
*	Grand Industrial Holding Group Co. Ltd.	106,700	121,550
#	Grand Pharmaceutical Group Ltd., Class L	4,069,500	1,741,318

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Grandblue Environment Co. Ltd., Class A	155,495	$382,007
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	281,154
*	Greattown Holdings Ltd., Class A	778,800	335,818
	Greatview Aseptic Packaging Co. Ltd.	2,628,000	368,302
	Gree Real Estate Co. Ltd., Class A	436,440	335,559
	Greenland Hong Kong Holdings Ltd.	4,401,000	226,937
	Greentown China Holdings Ltd.	3,365,148	3,210,590
Ω	Greentown Management Holdings Co. Ltd.	1,776,000	1,016,726
#	Greentown Service Group Co. Ltd.	5,616,000	2,297,790
	Guangdong Advertising Group Co. Ltd., Class A	232,900	133,905
	Guangdong Aofei Data Technology Co. Ltd., Class A	225,200	287,955
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	431,406
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	200,900	286,452
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	266,957
	Guangdong Dongpeng Holdings Co. Ltd.	171,200	163,567
	Guangdong Dowstone Technology Co., Ltd., Class A	142,600	279,881
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	185,844
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	333,281
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	76,958
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,825	66,687
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	171,892
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	70,200	95,904
	Guangdong Hybribio Biotech Co. Ltd., Class A	47,371	132,476
#	Guangdong Investment Ltd.	4,146,000	2,613,955
	Guangdong Land Holdings Ltd.	1,456,800	117,213
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	314,766
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	235,042
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	23,139
	Guangdong South New Media Co. Ltd., Class A	56,100	244,850
	Guangdong Tapai Group Co. Ltd., Class A	239,500	221,597
	Guangdong Topstar Technology Co. Ltd., Class A	56,500	122,077
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	372,020
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	836,400	308,687
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	484,122
*	Guangshen Railway Co. Ltd., Class H	6,028,000	784,289
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	395,312
	Guangxi LiuYao Group Co. Ltd., Class A	119,980	294,992
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	342,167
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	602,000	1,342,996
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	92,500	216,786
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	176,900	164,057
	Guangzhou Jet Biofiltration Co., Ltd., Class A	11,490	48,253
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	160,200
	Guangzhou Restaurant Group Co. Ltd., Class A	66,240	184,900
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	44,783
	Guangzhou Wondfo Biotech Co. Ltd., Class A	61,900	256,027
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	24,200	21,488
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	297,624
	Guizhou Gas Group Corp. Ltd., Class A	223,900	229,287
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	188,200	173,032
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	278,473
#	Guolian Securities Co. Ltd., Class H	1,395,500	611,269
	Guomai Technologies, Inc., Class A	185,400	201,352
*	Guosheng Financial Holding, Inc., Class A	375,600	385,529
#* Ω	Haichang Ocean Park Holdings Ltd.	5,167,000	4,575,650
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	200,641
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	261,386
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,070,112

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Poly Pharm Co. Ltd., Class A	88,400	$320,564
	Hainan Strait Shipping Co. Ltd., Class A	370,150	237,266
	Haitian International Holdings Ltd.	2,506,000	5,017,409
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	524,000	31,729
*	Hand Enterprise Solutions Co. Ltd., Class A	189,200	232,544
	Hangcha Group Co. Ltd., Class A	239,388	539,255
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	313,450
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	27,900	76,418
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	19,539	111,317
	Hangzhou Onechance Tech Corp., Class A	51,270	199,572
#* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	58,817
	Harbin Boshi Automation Co. Ltd., Class A	272,200	570,827
# *	Harbin Electric Co. Ltd., Class H	3,143,413	1,061,306
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	186,125
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	322,107
††	Harmonicare Medical Holdings Ltd.	2,321,000	113,098
	HBIS Resources Co. Ltd., Class A	181,600	234,298
* Ω	HBM Holdings Ltd.	1,037,000	118,717
*	HC Group, Inc.	1,971,000	63,280
	Health & Happiness H&H International Holdings Ltd.	861,000	811,790
*	Healthcare Co., Ltd., Class A	79,400	100,795
*	Hebei Construction Group Corp. Ltd., Class H	105,000	8,818
#	Hello Group, Inc., Sponsored ADR	613,582	2,883,835
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	38,800	115,440
	Henan Lingrui Pharmaceutical Co., Class A	160,300	317,409
	Henan Pinggao Electric Co. Ltd., Class A	342,000	336,273
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	30,705
	Henan Thinker Automatic Equipment Co. Ltd., Class A	61,387	106,737
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	360,638
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	122,634
*	Henan Yuneng Holdings Co., Ltd., Class A	144,700	100,093
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	330,837
	Henderson Investment Ltd.	2,432,000	77,500
	Hengan International Group Co. Ltd.	2,254,500	8,741,258
# *	Hengdeli Holdings Ltd.	12,009,399	374,315
	Hexing Electrical Co. Ltd., Class A	181,690	437,046
*	Hi Sun Technology China Ltd.	9,243,000	890,825
	Hisense Home Appliances Group Co. Ltd., Class H	1,535,000	1,270,026
*	Holitech Technology Co. Ltd., Class A	776,200	282,586
*	Hongda Xingye Co. Ltd., Class A	712,200	320,472
*	Honghua Group Ltd.	13,583,000	337,382
*	Hongli Zhihui Group Co. Ltd., Class A	165,600	164,877
*††Ω	Honworld Group Ltd.	1,105,500	81,064
Ω	Hope Education Group Co. Ltd.	9,156,000	565,662
#	Hopson Development Holdings Ltd.	3,195,815	2,562,028
††	Hua Han Health Industry Holdings Ltd.	20,183,698	144,763
* Ω	Hua Hong Semiconductor Ltd.	2,229,000	5,221,293
*	Hua Yin International Holdings Ltd.	865,000	53,583
	Huaan Securities Co. Ltd., Class A	847,366	512,333
	Huadian Power International Corp. Ltd., Class H	4,732,000	1,421,132
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	244,615
	Huafu Fashion Co. Ltd., Class A	522,852	216,848
# *	Huanxi Media Group Ltd.	2,850,000	327,038
	Huapont Life Sciences Co. Ltd., Class A	498,900	359,272
*	Huawen Media Group, Class A	181,300	52,259
	Huaxi Holdings Co. Ltd.	560,000	84,962
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,112,000	651,414
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	664,869	262,499
	Huishang Bank Corp. Ltd., Class H	34,000	10,579

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	132,187	$437,933
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	90,933
	Hunan Gold Corp. Ltd., Class A	244,800	444,203
# *	HUYA, Inc., ADR	319,901	598,215
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,052,600	4,558,756
*	Hytera Communications Corp. Ltd., Class A	439,400	317,477
*	HyUnion Holding Co. Ltd., Class A	258,400	272,008
*	IAT Automobile Technology Co. Ltd., Class A	31,800	50,356
*	IBO Technology Co. Ltd.	784,000	195,662
* Ω	iDreamSky Technology Holdings Ltd.	2,198,400	827,287
	IKD Co. Ltd., Class A	76,800	199,570
Ω	IMAX China Holding, Inc.	406,500	233,931
	Infore Environment Technology Group Co. Ltd., Class A	392,300	250,861
#*Ω	Ingdan, Inc.	2,236,000	361,843
*	Inkeverse Group Ltd.	267,000	26,880
	Inmyshow Digital Technology Group Co. Ltd., Class A	460,900	379,731
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	940,102
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	293,741
	Inner Mongolia Yitai Coal Co. Ltd., Class H	538,700	642,125
*	Innuovo Technology Co. Ltd., Class A	364,600	325,633
*	Inspur International Ltd.	1,856,000	394,541
*	Inspur Software Co. Ltd., Class A	10,900	21,319
	Intco Medical Technology Co. Ltd., Class A	148,027	432,040
#*Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	1,104,429
#	Intron Technology Holdings Ltd.	355,000	147,451
# *	iQIYI, Inc., ADR	784,425	1,584,538
	IReader Technology Co. Ltd., Class A	103,700	203,208
*	IRICO Group New Energy Co. Ltd., Class H	107,700	96,812
	IVD Medical Holding Ltd.	208,000	54,271
	Jack Technology Co. Ltd., Class A	137,400	367,397
* Ω	Jacobio Pharmaceuticals Group Co. Ltd.	254,100	112,131
	Jade Bird Fire Co. Ltd., Class A	88,180	301,250
	Jenkem Technology Co. Ltd., Class A	14,415	324,947
# *	JH Educational Technology, Inc.	1,052,000	149,252
*	Jiajiayue Group Co. Ltd., Class A	136,899	180,434
	Jiangling Motors Corp. Ltd., Class A	152,600	296,694
*	Jiangnan Group Ltd.	13,956,000	364,602
	Jiangshan Oupai Door Industry Co. Ltd., Class A	30,620	168,068
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	91,343
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	336,499
	Jiangsu Canlon Building Materials Co., Ltd., Class A	49,800	88,269
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	22,300	50,373
*	Jiangsu Etern Co. Ltd., Class A	132,100	65,764
	Jiangsu Expressway Co. Ltd., Class H	2,168,000	1,529,181
	Jiangsu Guomao Reducer Co. Ltd., Class A	88,100	235,901
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	470,135
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,500	39,183
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	93,700	186,525
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	367,615
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	506,242
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	159,835
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	42,507
	Jiangsu Linyang Energy Co. Ltd., Class A	32,190	32,614
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	93,500	259,110
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	81,552	141,006
	Jiangsu Shagang Co. Ltd., Class A	490,300	261,469
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	61,427	187,804
	Jiangsu Sopo Chemical Co., Class A	128,801	143,005
	Jiangsu ToLand Alloy Co. Ltd., Class A	41,950	311,572

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	$392,634
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	435,606
	Jiangxi Bank Co. Ltd., Class H	325,000	34,810
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	174,122
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	141,644
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	36,204	139,670
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	538,343	258,243
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	408,921
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	131,199
*	Jiayin Group, Inc., ADR	20,615	49,270
	Jiayou International Logistics Co. Ltd., Class A	29,540	85,179
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	228,400	432,944
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	37,133
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	147,981
#	Jinchuan Group International Resources Co. Ltd.	11,989,000	794,071
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	509,936
* ††	Jingrui Holdings Ltd.	2,219,000	125,089
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	300,662
	Jinhui Liquor Co. Ltd., Class A	111,000	305,428
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	7,478,432
*	Jinlei Technology Co. Ltd., Class A	43,600	283,054
*	Jinmao Property Services Co. Ltd.	122,779	37,595
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,334,161
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	249,459
	Jinneng Science&Technology Co. Ltd., Class A	176,300	217,075
	Jinyuan EP Co. Ltd., Class A	145,600	263,014
# Ω	Jiumaojiu International Holdings Ltd.	1,949,000	3,063,161
	Jiuzhitang Co. Ltd., Class A	287,600	342,211
	JNBY Design Ltd.	762,000	600,170
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	475,834
*	Joy City Property Ltd.	19,478,000	504,297
# *	Joy Spreader Group, Inc.	3,229,000	583,848
	Joyoung Co. Ltd., Class A	158,340	315,581
#	JOYY, Inc., ADR	63,257	1,595,974
ıΩ	JS Global Lifestyle Co. Ltd.	2,505,500	2,018,219
	JSTI Group, Class A	213,888	168,889
	Ju Teng International Holdings Ltd.	4,732,000	727,511
	Jushri Technologies, Inc., Class A	26,080	43,438
#* Ω	JW Cayman Therapeutics Co. Ltd.	276,000	98,458
	JY Grandmark Holdings Ltd.	431,000	68,018
*	Kaiser China Cultural Co. Ltd., Class A	278,000	171,183
*	Kaishan Group Co. Ltd., Class A	69,300	158,920
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	236,267
	Kangji Medical Holdings Ltd.	616,000	497,547
*	Kasen International Holdings Ltd.	3,137,000	182,095
	Keda Industrial Group Co. Ltd., Class A	71,400	152,627
	Kehua Data Co. Ltd., Class A	3,600	21,088
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	341,227
	Kinetic Development Group Ltd.	2,496,000	181,083
	Kingboard Holdings Ltd.	2,624,421	6,478,798
	Kingboard Laminates Holdings Ltd.	3,856,000	3,080,475
	KingClean Electric Co. Ltd., Class A	14,140	63,570
	Kingsoft Corp. Ltd.	3,307,600	10,015,883
*	Ko Yo Chemical Group Ltd.	808,000	18,326
	Konfoong Materials International Co. Ltd., Class A	4,105	49,569
	Konka Group Co. Ltd., Class A	409,684	273,479
	KPC Pharmaceuticals, Inc., Class A	259,500	559,030
	Kunlun Energy Co. Ltd.	12,020,000	7,183,987
	Kunlun Tech Co. Ltd., Class A	250,655	447,961

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kunming Yunnei Power Co. Ltd., Class A	333,300	$121,320
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	161,253
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	154,460
	KWG Group Holdings Ltd.	4,971,450	481,099
	KWG Living Group Holdings Ltd.	3,815,225	359,300
*	Lakala Payment Co. Ltd., Class A	162,100	326,086
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	270,708
	Lao Feng Xiang Co. Ltd., Class A	38,400	202,254
	Laobaixing Pharmacy Chain JSC, Class A	43,031	207,425
*	Launch Tech Co. Ltd., Class H	20,000	5,931
	Lee & Man Chemical Co. Ltd.	920,785	583,897
	Lee & Man Paper Manufacturing Ltd.	5,074,000	1,538,286
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	201,591
Ω	Legend Holdings Corp., Class H	1,703,100	1,431,563
*	Leo Group Co. Ltd., Class A	1,533,542	360,496
*	LexinFintech Holdings Ltd., ADR	397,731	540,914
	Leyard Optoelectronic Co. Ltd., Class A	582,800	450,653
	Liao Ning Oxiranchem, Inc., Class A	97,100	106,944
	Liaoning Port Co. Ltd., Class H	650,000	48,856
	Lier Chemical Co. Ltd., Class A	168,180	420,046
*	Lifestyle China Group Ltd.	1,804,000	128,759
*	Lifetech Scientific Corp.	15,084,000	4,733,415
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	144,128
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	138,271
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co. Ltd., Class A	559,680	259,901
#	Livzon Pharmaceutical Group, Inc., Class H	669,103	1,751,350
	LK Technology Holdings Ltd.	1,266,500	1,146,582
	Logan Group Co. Ltd.	507,000	20,582
	Loncin Motor Co. Ltd., Class A	724,300	513,909
	Long Well International Holdings Ltd.	15,232,000	42,884
	Long Yuan Construction Group Co. Ltd., Class A	398,400	295,460
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	162,854
	Lonking Holdings Ltd.	9,491,000	1,305,747
	Luenmei Quantum Co. Ltd., Class A	273,312	233,529
	Luolai Lifestyle Technology Co. Ltd., Class A	144,040	185,814
*	Luoniushan Co. Ltd., Class A	181,128	156,656
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	259,740
# *	Luoyang Glass Co. Ltd., Class H	784,000	707,211
	Lushang Health Industry Development Co. Ltd., Class A	227,000	202,978
* Ω	Luye Pharma Group Ltd.	6,966,500	1,693,515
# *	LVGEM China Real Estate Investment Co. Ltd.	1,712,000	163,630
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	650,715
	Maccura Biotechnology Co. Ltd., Class A	132,661	354,641
* Ω	Maoyan Entertainment	1,525,600	889,724
*	Maoye International Holdings Ltd.	3,854,000	99,180
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	184,289
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	428,356
#*Ω	Meitu, Inc.	8,058,500	697,777
	M-Grass Ecology & Environment Group Co. Ltd., Class A	39,000	16,777
Ω	Midea Real Estate Holding Ltd.	217,600	152,052
	Min Xin Holdings Ltd.	730,000	280,955
#	Ming Yuan Cloud Group Holdings Ltd.	1,542,000	710,216
*	Mingfa Group International Co. Ltd.	4,181,000	209,818
	Minmetals Land Ltd.	8,218,000	465,422
Ω	Minsheng Education Group Co. Ltd.	780,000	42,690
	Minth Group Ltd.	2,963,000	5,842,632
	MLS Co. Ltd., Class A	322,200	368,686
*	MMG Ltd.	10,862,999	2,142,041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	93,400	$159,642
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	113,975
	MYS Group Co. Ltd., Class A	215,887	102,204
* ††	Nan Hai Corp. Ltd.	24,100,000	80,746
	NanJi E-Commerce Co. Ltd., Class A	534,600	326,951
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	20,700	64,417
	Nanjing Hanrui Cobalt Co. Ltd., Class A	36,500	200,638
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	41,065
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	256,959
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	427,796
	Natural Food International Holding Ltd., Class H	314,000	15,201
	NetDragon Websoft Holdings Ltd.	973,500	1,634,634
	Netjoy Holdings Ltd.	120,000	13,757
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	3,843
	New Hope Dairy Co. Ltd., Class A	23,600	33,332
*	New World Department Store China Ltd.	1,787,462	127,560
*	Newborn Town, Inc.	264,000	40,214
	Newland Digital Technology Co. Ltd., Class A	251,800	475,622
#	Nexteer Automotive Group Ltd.	3,410,000	1,845,638
	Nine Dragons Paper Holdings Ltd.	6,261,000	3,710,687
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	111,814	94,479
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	55,500	214,914
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	352,851
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	77,069
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,400	44,172
	Ningbo Yunsheng Co. Ltd., Class A	340,100	463,470
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	303,128
*	Niu Technologies, Sponsored ADR	109,628	287,225
# *	Noah Holdings Ltd., Sponsored ADR	114,353	1,500,311
	Norinco International Cooperation Ltd., Class A	350,186	375,630
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	315,150
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	155,963
	Northeast Securities Co. Ltd., Class A	437,410	380,883
	Northking Information Technology Co. Ltd., Class A	99,966	468,033
	NSFOCUS Technologies Group Co. Ltd., Class A	196,548	304,398
# *	NVC International Holdings Ltd.	1,770,000	21,707
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	102,380	116,581
*	Oceanwide Holdings Co. Ltd., Class A	1,587,777	245,989
* Ω	Ocumension Therapeutics	96,500	88,945
	Offshore Oil Engineering Co. Ltd., Class A	251,067	161,651
	Olympic Circuit Technology Co. Ltd., Class C	123,835	284,422
	Opple Lighting Co. Ltd., Class A	104,330	224,944
	ORG Technology Co. Ltd., Class A	660,320	429,395
*	Orient Group, Inc., Class A	758,900	260,456
	Oriental Energy Co. Ltd., Class A	345,700	389,674
*	Ourpalm Co. Ltd., Class A	789,500	316,448
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	96,801
	Pacific Online Ltd.	1,798,365	183,206
*	Pacific Securities Co. Ltd., Class A	1,476,371	512,836
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	150,858	375,792
	PAX Global Technology Ltd.	2,990,000	2,349,896
	PCI Technology Group Co. Ltd., Class A	396,540	308,908
* Ω	Peijia Medical Ltd.	830,000	687,586
	People.cn Co. Ltd., Class A	103,000	134,757
#	Perennial Energy Holdings Ltd.	1,325,000	107,947
	PharmaBlock Sciences Nanjing, Inc., Class A	17,200	207,636
	PhiChem Corp., Class A	161,226	376,746
*	Phoenix Media Investment Holdings Ltd.	6,320,000	233,460
#*Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	2,481,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	PNC Process Systems Co. Ltd., Class A	51,500	$276,835
*	Polaris Bay Group Co. Ltd., Class A	155,400	145,928
	Poly Property Group Co. Ltd.	9,430,500	1,477,688
#	Poly Property Services Co. Ltd., Class H	493,200	1,824,303
	Pou Sheng International Holdings Ltd.	10,648,806	536,382
	Powerlong Real Estate Holdings Ltd.	80,000	6,529
#	Prinx Chengshan Holding Ltd.	149,000	129,053
*	Pujiang International Group Ltd.	288,000	78,849
# *	PW Medtech Group Ltd.	3,468,000	290,333
# *	Q Technology Group Co. Ltd.	1,718,000	678,325
	Qianhe Condiment & Food Co. Ltd., Class A	229,196	491,197
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	200,826
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	292,709
	Qingdao Gon Technology Co. Ltd., Class A	87,300	308,356
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	557,156
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	46,153	173,385
# Ω	Qingdao Port International Co. Ltd., Class H	461,000	193,300
	Qingdao Rural Commercial Bank Corp., Class A	832,400	316,071
	Qingdao Topscomm Communication, Inc., Class A	182,700	224,124
	Qingling Motors Co. Ltd., Class H	3,834,000	430,521
	Qinhuangdao Port Co. Ltd., Class H	2,885,500	356,568
*	Qudian, Inc., Sponsored ADR	96,525	80,116
#	Radiance Holdings Group Co. Ltd.	90,000	37,179
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	244,125
*	Raisecom Technology Co. Ltd., Class A	133,429	129,649
*	Rastar Group, Class A	295,400	115,506
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	294,235
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,138,720	287,781
#*Ω	Redco Properties Group Ltd.	5,560,000	1,182,653
*	Redsun Properties Group Ltd.	1,312,000	75,469
* Ω	Remegen Co. Ltd., Class H	230,000	1,447,381
	Renhe Pharmacy Co. Ltd., Class A	409,700	355,087
	REXLot Holdings Ltd.	98,652,252	49,014
	Rianlon Corp., Class A	37,450	316,399
	Richinfo Technology Co. Ltd., Class A	101,800	267,723
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	269,883
#	Road King Infrastructure Ltd.	1,160,000	331,120
	Rongan Property Co. Ltd., Class A	916,500	328,081
	Ruida Futures Co. Ltd., Class A	60,000	110,999
	Runjian Co. Ltd., Class A	50,400	256,745
	Sai Micro Electronics, Inc., Class A	70,100	166,633
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	156,818
	Sanquan Food Co. Ltd., Class A	186,300	359,226
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	335,473
	Sansure Biotech, Inc., Class A	76,320	266,812
	Sanxiang Impression Co. Ltd., Class A	36,100	15,816
	Sany Heavy Equipment International Holdings Co. Ltd.	4,353,000	3,569,669
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	165,827
*	Seazen Group Ltd.	7,440,571	1,195,202
#	S-Enjoy Service Group Co. Ltd.	922,000	422,596
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	463,422
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	83,325
	Shandong Bohui Paper Industrial Co. Ltd., Class A	222,303	198,956
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	466,607
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	170,149
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	19,000	32,388
	Shandong Head Group Co. Ltd., Class A	68,160	223,798
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	4,300	14,933
# *	Shandong Hi-Speed New Energy Group Ltd.	59,768,570	403,597

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Humon Smelting Co. Ltd., Class A	230,600	$293,087
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	40,300	132,083
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	150,265
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	239,736
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	218,316
	Shandong Pharmaceutical Glass Co. Ltd., Class A	45,600	172,516
	Shandong Publishing & Media Co. Ltd., Class A	303,000	246,657
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,050,400	8,336,151
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	280,817
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	388,041
	Shanghai AJ Group Co. Ltd., Class A	426,800	304,394
	Shanghai AtHub Co. Ltd., Class A	77,900	278,261
	Shanghai Baolong Automotive Corp., Class A	24,400	138,465
	Shanghai Belling Co. Ltd., Class A	121,146	301,716
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	13,939	193,211
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	203,490
	Shanghai Environment Group Co. Ltd., Class A	184,073	221,521
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	205,282	287,508
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	787,000	3,404,022
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	379,658
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	20,800	147,823
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	108,986
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	303,101
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,900	489,130
	Shanghai Industrial Development Co. Ltd., Class A	447,650	180,172
	Shanghai Industrial Holdings Ltd.	1,829,000	1,784,771
	Shanghai Industrial Urban Development Group Ltd.	11,071,000	627,111
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	249,004
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	82,800	283,206
	Shanghai Liangxin Electrical Co. Ltd., Class A	162,565	250,969
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	285,687
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	209,830
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	482,322
	Shanghai Moons’ Electric Co. Ltd., Class A	76,760	290,813
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	593,300	804,076
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	359,724
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	163,656
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	50,012
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	48,393
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	410,272
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	41,900	176,300
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	150,063
	Shanghai Tunnel Engineering Co. Ltd., Class A	81,350	58,072
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	290,337
	Shanghai Weaver Network Co. Ltd., Class A	39,329	271,231
	Shanghai Yaoji Technology Co. Ltd., Class A	71,600	130,470
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	79,554
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	163,277
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	218,880
	Shanxi Coking Co. Ltd., Class A	437,317	321,733
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	586,301
	Shanying International Holding Co. Ltd., Class A	1,207,015	384,150
*	Shengda Resources Co. Ltd., Class A	221,907	293,277
	Shenguan Holdings Group Ltd.	1,628,000	53,931
	Shengyuan Environmental Protection Co. Ltd., Class A	62,200	142,780
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	302,788
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	332,308
	Shenzhen Airport Co. Ltd., Class A	609,400	527,594
	Shenzhen Aisidi Co. Ltd., Class A	254,900	349,074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	$169,733
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	196,545
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	48,523
	Shenzhen Changhong Technology Co. Ltd., Class A	139,800	364,654
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	40,123
*	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	293,216
	Shenzhen Desay Battery Technology Co., Class A	92,288	629,809
	Shenzhen Envicool Technology Co. Ltd., Class A	69,860	325,647
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	497,434
	Shenzhen Expressway Corp. Ltd., Class H	2,710,400	1,945,779
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	42,068	234,875
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	20,787	256,865
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	234,768
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	97,100	196,772
# Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	327,124
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	337,229
	Shenzhen International Holdings Ltd.	5,434,792	3,655,772
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	6,195
	Shenzhen Investment Ltd.	13,309,720	1,813,448
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	157,634	167,276
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	305,541
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	102,992
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	206,800	339,114
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	67,587
	Shenzhen Leaguer Co. Ltd., Class A	119,000	126,930
	Shenzhen Megmeet Electrical Co. Ltd., Class A	132,228	460,100
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	208,360
*	Shenzhen MTC Co. Ltd., Class A	786,800	372,701
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	256,020
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	109,938
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	132,255
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	96,820
*	Shenzhen SDG Information Co. Ltd., Class A	42,320	36,865
	Shenzhen Sunline Tech Co. Ltd., Class A	229,100	418,575
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	213,207
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	437,366
	Shenzhen Sunway Communication Co. Ltd., Class A	205,882	473,751
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	223,871
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	20,058
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	225,496
*	Shenzhen World Union Group, Inc., Class A	613,800	210,697
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	214,343
	Shenzhen Yinghe Technology Co. Ltd., Class A	14,100	38,512
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	276,061
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	206,258
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,072,800	566,623
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	311,413
††	Shimao Group Holdings Ltd.	1,317,500	557,235
	Shinva Medical Instrument Co. Ltd., Class A	138,680	522,433
	Shoucheng Holdings Ltd.	9,427,600	1,715,937
	Shougang Fushan Resources Group Ltd.	8,357,128	2,263,914
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	353,565
	Shui On Land Ltd.	13,955,143	1,279,834
	Sichuan Expressway Co. Ltd., Class H	4,042,000	834,573
	Sichuan Furong Technology Co. Ltd., Class A	55,070	113,505
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	153,202
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	133,900	319,280
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	153,103
	Sichuan Shuangma Cement Co. Ltd., Class A	176,637	488,669

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	$208,401
#	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,212,720
*	Silver Grant International Holdings Group Ltd.	6,192,000	307,251
Ω	Simcere Pharmaceutical Group Ltd.	1,647,000	1,827,749
# *	Sinco Pharmaceuticals Holdings Ltd.	1,976,000	61,187
* ††	Sinic Holdings Group Co. Ltd., Class H	235,000	2,808
	Sino Wealth Electronic Ltd., Class A	69,405	297,093
	Sinocare, Inc., Class A	109,600	564,601
	Sinochem International Corp., Class A	391,600	371,374
	Sinofert Holdings Ltd.	9,033,327	897,072
* ††	Sino-I Technology Ltd.	3,950,000	7,548
*	Sinolink Worldwide Holdings Ltd.	15,827,440	333,488
	Sinoma International Engineering Co., Class A	21,100	24,760
	Sinomach Automobile Co. Ltd., Class A	342,600	355,621
	Sino-Ocean Group Holding Ltd.	12,465,000	826,584
	Sinopec Engineering Group Co. Ltd., Class H	6,117,500	2,187,521
	Sinopec Kantons Holdings Ltd.	4,414,000	1,192,043
*	Sinopec Oilfield Service Corp., Class H	8,470,000	507,036
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	1,578,081
	Sinopharm Group Co. Ltd., Class H	3,677,200	6,976,059
	Sino-Platinum Metals Co. Ltd., Class A	113,142	232,643
	Sinoseal Holding Co. Ltd., Class A	39,200	226,785
	Sinosoft Co. Ltd., Class A	117,121	497,504
*	Sinosoft Technology Group Ltd.	2,214,599	91,802
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	218,357
	Sinotrans Ltd., Class H	8,418,000	2,049,808
#	Sinotruk Hong Kong Ltd.	2,630,500	2,345,077
	Skyworth Group Ltd.	6,138,266	2,251,578
††	SMI Holdings Group Ltd.	6,033,814	72,102
	Sobute New Materials Co. Ltd.	59,005	118,553
*	SOHO China Ltd.	7,927,500	1,162,096
*	Sohu.com Ltd., ADR	28,593	404,877
*	Solargiga Energy Holdings Ltd.	6,367,000	188,957
	Sonoscape Medical Corp., Class A	27,100	212,210
# *	South Manganese Investment Ltd.	2,312,000	139,962
*	So-Young International, Inc., ADR	83,482	42,576
	SSY Group Ltd.	5,857,152	2,425,574
*	Strawbear Entertainment Group	15,000	2,311
	Sumavision Technologies Co. Ltd., Class A	346,900	235,780
	Sun Art Retail Group Ltd.	7,009,000	1,115,119
*	Sun King Technology Group Ltd.	4,158,000	735,506
	Sun-Create Electronics Co. Ltd., Class A	65,390	261,837
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	393,620
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	131,700
	Suning Universal Co. Ltd., Class A	486,700	201,704
* †† Ω	Sunshine 100 China Holdings Ltd.	635,000	22,448
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	157,877
	Suofeiya Home Collection Co. Ltd., Class A	94,200	180,548
	Suplet Power Co. Ltd., Class A	53,691	387,247
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	287,819
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	347,679
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	315,795
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	237,436
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	92,600	271,571
	Suzhou TFC Optical Communication Co. Ltd., Class A	137,000	530,747
#	SY Holdings Group Ltd.	712,000	492,494
	Symphony Holdings Ltd.	7,140,000	790,914
*	SYoung Group Co. Ltd., Class A	44,200	67,888
	T&S Communications Co. Ltd., Class A	66,437	151,207

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	168,856	$625,752
*	Talkweb Information System Co. Ltd., Class A	185,000	187,821
*	Tangrenshen Group Co. Ltd., Class A	249,427	241,342
	TangShan Port Group Co. Ltd., Class A	1,514,711	521,536
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	241,289
	Tansun Technology Co. Ltd., Class A	93,325	184,581
	TCL Electronics Holdings Ltd.	3,348,347	1,279,276
††	Tech-Pro, Inc.	43,862,000	71,523
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	234,874
	Ten Pao Group Holdings Ltd.	660,000	105,209
	Tenfu Cayman Holdings Co. Ltd.	306,000	190,958
	Three Squirrels, Inc., Class A	73,700	171,004
	Three’s Co. Media Group Co. Ltd., Class A	24,641	235,327
	Tian An China Investment Co. Ltd.	1,719,000	806,008
Ω	Tian Ge Interactive Holdings Ltd.	1,843,000	136,659
#	Tian Lun Gas Holdings Ltd.	1,185,500	424,351
* ††	Tian Shan Development Holding Ltd.	1,844,000	347,087
	Tiande Chemical Holdings Ltd.	156,000	38,695
	Tiangong International Co. Ltd.	4,308,000	1,195,905
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	548,600
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	570,000	551,848
	Tianjin Development Holdings Ltd.	2,246,000	363,226
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	120,400	457,033
#	Tianjin Port Development Holdings Ltd.	11,696,800	700,704
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	123,362
	Tianjin Teda Co. Ltd., Class A	244,600	129,768
#	Tianneng Power International Ltd.	2,966,048	2,853,818
* ††	Tianyun International Holdings Ltd.	1,794,000	262,256
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	139,205
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	236,743
	Tibet Tianlu Co. Ltd., Class A	122,100	74,702
*	Tibet Water Resources Ltd.	9,150,000	484,421
	Tomson Group Ltd.	2,541,054	440,034
	Tong Ren Tang Technologies Co. Ltd., Class H	2,440,000	1,252,112
*	Tongcheng Travel Holdings Ltd.	3,327,600	5,194,145
*	Tongdao Liepin Group	502,800	437,399
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	297,271
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	125,979
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	212,237
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	332,510
	Top Spring International Holdings Ltd.	1,539,500	128,092
	Topsec Technologies Group, Inc., Class A	237,127	366,362
Ω	Topsports International Holdings Ltd.	3,532,000	1,780,966
#	Towngas Smart Energy Co. Ltd.	4,570,818	1,600,902
*	TPV Technology Co. Ltd., Class A	1,095,200	310,488
	Transfar Zhilian Co. Ltd., Class A	369,541	250,542
	TravelSky Technology Ltd., Class H	3,352,000	4,874,252
*	Trigiant Group Ltd.	4,284,000	190,562
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	170,100	277,257
	Truking Technology Ltd., Class A	68,500	157,948
	Truly International Holdings Ltd.	6,217,573	759,886
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	175,830
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	246,551
*	Tuniu Corp., Sponsored ADR	148,809	102,678
	Unilumin Group Co. Ltd., Class A	335,700	278,263
	Uni-President China Holdings Ltd.	5,102,000	3,767,925
	United Energy Group Ltd.	29,828,900	2,885,769
	United Strength Power Holdings Ltd.	188,000	247,847

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
††	Untrade.CTEG	18,320,000	$148,900
	Valiant Co. Ltd., Class A	209,551	398,759
	VanJee Technology Co. Ltd., Class A	7,200	19,881
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	266,597
	Vatti Corp. Ltd., Class A	188,447	146,474
Ω	VCredit Holdings Ltd.	159,400	53,429
* Ω	Venus MedTech Hangzhou, Inc., Class H	144,500	177,978
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	419,383
	Vinda International Holdings Ltd.	1,444,000	2,708,078
*	Viomi Technology Co. Ltd., ADR	37,442	32,200
*	Vipshop Holdings Ltd., ADR	604,615	4,214,167
	Visual China Group Co. Ltd., Class A	126,800	176,279
* Ω	Viva Biotech Holdings	2,995,000	453,886
*	Vnet Group, Inc., ADR	396,255	1,660,308
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	89,400	118,747
	Wangneng Environment Co. Ltd., Class A	94,545	235,404
	Wangsu Science & Technology Co. Ltd., Class A	594,400	439,695
	Wanguo International Mining Group Ltd.	112,000	27,568
	Want Want China Holdings Ltd.	132,000	86,709
	Wanxiang Qianchao Co. Ltd., Class A	74,708	50,845
	Wasion Holdings Ltd.	2,402,000	636,009
	Wasu Media Holding Co. Ltd., Class A	403,424	378,829
*	Weibo Corp., Sponsored ADR	4,978	56,351
*	Weibo Corp., Class A	11,640	133,789
	Weifu High-Technology Group Co. Ltd., Class A	35,703	84,215
# * Ω	Weimob, Inc.	4,346,000	1,527,859
	Weiqiao Textile Co., Class H	1,974,000	274,296
*	Wellhope Foods Co. Ltd., Class A	343,680	535,590
	West China Cement Ltd.	9,470,000	856,489
	Wharf Holdings Ltd.	1,192,000	3,413,286
	Winning Health Technology Group Co. Ltd., Class A	261,900	348,247
*	Wison Engineering Services Co. Ltd.	1,334,000	46,052
	WPG Shanghai Smart Water PCL, Class A	56,000	67,300
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	216,362
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	242,243
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	97,386	381,444
	Wuhu Token Science Co. Ltd., Class A	74,700	64,056
#	Wuling Motors Holdings Ltd.	1,010,000	82,279
	Wushang Group Co. Ltd., Class A	234,382	303,492
	Wuxi Boton Technology Co. Ltd., Class A	86,152	157,744
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	342,028
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	192,803
*	XGD, Inc., Class A	155,100	292,468
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	917,176
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	204,307
	Xiamen International Airport Co. Ltd., Class A	20,400	40,242
	Xiamen Intretech, Inc., Class A	152,770	361,216
	Xiamen ITG Group Corp. Ltd., Class A	489,000	417,390
*	Xiamen Jihong Technology Co. Ltd., Class A	42,200	72,878
	Xiamen Kingdomway Group Co., Class A	140,400	323,667
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	41,200	58,454
	Xiandai Investment Co. Ltd., Class A	421,994	223,958
	Xianhe Co. Ltd., Class A	12,281	40,963
	Xilinmen Furniture Co. Ltd., Class A	115,900	351,724
*	Xinchen China Power Holdings Ltd.	162,000	5,682
	Xinfengming Group Co. Ltd., Class A	239,100	266,265
	Xingda International Holdings Ltd.	5,961,861	1,155,166
	Xingfa Aluminium Holdings Ltd.	481,000	424,311
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,188,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinhuanet Co. Ltd., Class A	120,800	$251,888
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	256,000	221,826
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	241,961
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,094,000	108,569
	Xinte Energy Co. Ltd., Class H	1,056,000	2,060,143
	Xinxiang Chemical Fiber Co. Ltd., Class A	158,600	67,370
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	605,500	288,141
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	113,000	171,084
	Xinyi Energy Holdings Ltd.	5,855,923	1,491,544
	Xinyu Iron & Steel Co. Ltd., Class A	474,300	232,403
#	Xtep International Holdings Ltd.	5,102,218	4,676,557
*	Xunlei Ltd., ADR	212,469	210,790
Ω	Yadea Group Holdings Ltd.	4,400,000	6,718,272
*	YaGuang Technology Group Co. Ltd., Class A	278,300	236,373
*	Yanchang Petroleum International Ltd.	12,940,000	67,551
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	1,122,161
	Yankershop Food Co. Ltd., Class A	30,795	369,857
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	135,884
	Yantai China Pet Foods Co. Ltd., Class A	70,300	189,954
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	412,381
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	277,329
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	363,010
	Yantai Zhenghai Bio-tech Co. Ltd.	40,450	228,554
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	131,600	221,683
*	Yashili International Holdings Ltd.	5,168,000	724,849
*	Yeahka Ltd.	17,200	39,213
#	Yeebo International Holdings Ltd.	232,000	84,256
	YGSOFT, Inc., Class A	312,360	285,343
	Yibin Tianyuan Group Co. Ltd., Class A	131,200	122,086
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	448,038
*	Yida China Holdings Ltd.	1,148,000	32,816
*	Yifan Pharmaceutical Co. Ltd., Class A	265,766	398,056
#	Yihai International Holding Ltd.	1,661,000	2,737,228
	Yijiahe Technology Co. Ltd., Class A	64,876	310,626
*	Yincheng International Holding Co. Ltd.	462,000	81,256
	Yipinhong Pharmaceutical Co. Ltd., Class A	95,180	361,933
	Yip’s Chemical Holdings Ltd.	1,386,000	459,035
*	Yiren Digital Ltd., Sponsored ADR	220,957	178,312
# * Ω	Yixin Group Ltd.	1,892,500	149,350
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	469,644
	Yotrio Group Co. Ltd., Class A	677,800	307,589
*	Youzu Interactive Co. Ltd., Class A	266,200	282,798
*	Yuan Heng Gas Holdings Ltd.	3,516,000	176,925
	Yuexiu Property Co. Ltd.	5,545,456	4,732,243
	Yuexiu Transport Infrastructure Ltd.	4,226,018	1,654,138
	Yusys Technologies Co. Ltd., Class A	144,200	343,952
	ZBOM Home Collection Co. Ltd., Class A	100,588	287,887
	Zepp Health Corp., ADR	24,510	30,147
# *	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	3,186,164
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	58,248	131,907
	Zhejiang Communications Technology Co. Ltd.	463,200	327,532
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	351,640
	ZheJiang Dali Technology Co. Ltd., Class A	23,018	43,040
#	Zhejiang Expressway Co. Ltd., Class H	5,774,000	3,579,534
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	145,800	292,058
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	17,281	27,455
	Zhejiang Hangmin Co. Ltd., Class A	354,400	342,874
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	395,149

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huace Film & Television Co. Ltd., Class A	617,000	$355,192
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	333,528
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	37,249
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	116,829	359,423
*	Zhejiang Jingu Co. Ltd., Class A	346,600	297,389
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	519,349
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	410,097
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	287,382
	Zhejiang Medicine Co. Ltd., Class A	327,500	513,283
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	284,505
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	644,961	323,090
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	245,049
	Zhejiang Runtu Co. Ltd., Class A	306,134	307,469
	Zhejiang Semir Garment Co. Ltd., Class A	572,400	351,966
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	180,226
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	76,720	183,208
	Zhejiang Tiantie Industry Co. Ltd., Class A	171,744	247,597
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	104,805	332,583
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	801,520	739,025
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	333,730
	Zhejiang Wanma Co. Ltd., Class A	233,200	289,449
	Zhejiang Windey Co. Ltd., Class A	86,500	213,477
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	314,230
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	40,753
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	228,845
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	224,815
	Zhende Medical Co. Ltd., Class A	27,693	176,025
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,046,000	896,778
*	Zhong An Group Ltd.	13,063,800	307,286
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,960,300	3,654,169
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	435,022
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	389,686
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	280,569
#	Zhongyu Energy Holdings Ltd.	2,066,306	1,537,781
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,473,704
*	Zhuguang Holdings Group Co. Ltd.	7,108,000	580,459
	Zhuhai Bojay Electronics Co. Ltd., Class A	26,646	130,310
	Zhuhai Huafa Properties Co. Ltd., Class A	346,280	405,898
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	179,297

TOTAL CHINA			782,873,630

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	21,790
	Bolsa de Valores de Colombia	63,819	99,241
	Celsia SA ESP	1,835,444	1,031,305
	Cementos Argos SA	839,349	565,939
*	CEMEX Latam Holdings SA	765,979	651,402
*	Corp. Financiera Colombiana SA	268,889	876,562
	Grupo Argos SA	77,734	161,331
	Grupo Aval Acciones y Valores SA, ADR	4,190	9,302
	Mineros SA	243,330	82,773
	Promigas SA ESP	10,240	9,019

TOTAL COLOMBIA			3,508,664

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	680,921
	Athens Water Supply & Sewage Co. SA	102,231	727,928
	Autohellas Tourist & Trading SA	62,316	696,512

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	115,124	$1,837,498
	ElvalHalcor SA	87,057	123,222
	Epsilon Net SA	8,900	47,143
	Fourlis Holdings SA	134,999	353,460
	GEK Terna Holding Real Estate Construction SA	253,934	2,417,334
	Hellenic Exchanges - Athens Stock Exchange SA	149,334	462,284
	Holding Co. ADMIE IPTO SA	297,838	493,288
	Intracom Holdings SA	131,176	210,097
*	LAMDA Development SA	145,034	878,722
	Motor Oil Hellas Corinth Refineries SA	24,547	421,890
	Piraeus Port Authority SA	26,723	423,771
	Quest Holdings SA	45,701	182,219
	Sarantis SA	131,589	824,875
	Terna Energy SA	91,994	1,709,635
	Thrace Plastics Holding & Co.	10,140	37,838
	Titan Cement International SA	30,576	341,696

TOTAL GREECE			12,870,333

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	C Fiber Optic	9,639,999	0
* ††	China Animal Healthcare Ltd.	3,671,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	26,054
* ††	Karce Co. Ltd.	1,336,000	0
	My Medicare	6,950,000	38,160
* ††	Real Gold Mining Ltd.	300,500	0
*	Realord Group Holdings Ltd.	268,000	314,435
*	Taung Gold International Ltd.	29,340,000	85,863
* ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	14,795,000	139,477
*	Untrade.Lumena Newmat	363,249	0
* ††	Youyuan International Holdings Ltd.	2,698,070	0

TOTAL HONG KONG			603,989

HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	52,018	37,353
*	Opus Global Nyrt	302,678	86,921
	Richter Gedeon Nyrt	62,801	1,242,250

TOTAL HUNGARY			1,366,524

INDIA — (19.2%)
*	3i Infotech Ltd.	34,614	18,317
	Aarti Drugs Ltd.	110,812	642,947
	Aarti Industries Ltd.	452,888	3,817,714
	Aarti Pharmalabs Ltd.	113,222	518,665
*	Aavas Financiers Ltd.	7,808	190,323
	Abbott India Ltd.	15,291	3,539,529
	Accelya Solutions India Ltd.	3,300	51,371
	Action Construction Equipment Ltd.	64,420	240,850
	Adani Enterprises Ltd.	132,085	5,349,994
*	Adani Green Energy Ltd.	65,429	1,666,826
*	Adani Power Ltd.	1,298,946	5,278,915
	Adani Total Gas Ltd.	47,761	2,101,817
*	Adani Transmission Ltd.	257,725	10,446,809
	ADF Foods Ltd.	2,577	22,145
*	Aditya Birla Capital Ltd.	1,042,109	1,469,281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	159,570	$548,236
	Aegis Logistics Ltd.	508,694	1,912,705
	AGI Greenpac Ltd.	36,450	145,624
	Agro Tech Foods Ltd.	54,802	509,842
	Ahluwalia Contracts India Ltd.	33,616	177,617
	AIA Engineering Ltd.	176,351	5,759,750
	Ajanta Pharma Ltd.	150,573	2,336,827
	Akzo Nobel India Ltd.	43,658	1,124,379
	Alembic Ltd.	269,593	230,284
	Alembic Pharmaceuticals Ltd.	194,229	1,291,312
	Alkyl Amines Chemicals	47,896	1,714,418
	Allcargo Logistics Ltd.	216,315	1,131,165
*	Alok Industries Ltd.	3,273,901	612,010
	Amara Raja Batteries Ltd.	210,978	1,302,775
*	Amber Enterprises India Ltd.	7,262	181,524
	Amrutanjan Health Care Ltd.	18,616	165,293
	Anant Raj Ltd.	206,283	284,063
	Andhra Paper Ltd.	12,953	77,258
	Andhra Sugars Ltd.	121,872	207,828
	Angel One Ltd.	23,208	448,931
	Apar Industries Ltd.	23,756	430,539
	Apcotex Industries Ltd.	14,629	86,696
	APL Apollo Tubes Ltd.	310,593	4,052,718
	Apollo Tyres Ltd.	1,117,624	3,920,832
	Aptech Ltd.	6,495	25,311
*	Arvind Fashions Ltd.	202,670	904,924
*	Arvind Ltd.	529,933	595,368
*	Arvind SmartSpaces Ltd.	24,563	74,299
	Asahi India Glass Ltd.	343,399	2,563,868
	Ashiana Housing Ltd.	55,991	107,032
*	Ashoka Buildcon Ltd.	369,747	330,960
	Asian Granito India Ltd.	85,705	58,217
	Astec Lifesciences Ltd.	11,396	298,151
* Ω	Aster DM Healthcare Ltd.	171,605	513,363
	Astra Microwave Products Ltd.	138,699	509,377
	Astral Ltd.	33,632	828,338
	AstraZeneca Pharma India Ltd.	14,856	592,258
	Atul Ltd.	55,580	5,679,275
Ω	AU Small Finance Bank Ltd.	152,487	1,087,080
	Automotive Axles Ltd.	16,733	397,243
	Avanti Feeds Ltd.	152,187	812,105
	Bajaj Consumer Care Ltd.	328,559	632,674
	Bajaj Electricals Ltd.	2,695	38,045
*	Bajaj Hindusthan Sugar Ltd.	1,836,605	228,750
	Bajaj Holdings & Investment Ltd.	40,838	3,282,258
	Balaji Amines Ltd.	42,978	1,573,581
	Balkrishna Industries Ltd.	2,049	48,697
	Balmer Lawrie & Co. Ltd.	230,549	315,752
	Balrampur Chini Mills Ltd.	429,065	1,642,753
	Banco Products India Ltd.	49,687	115,352
	Bank of India	839,490	610,418
	Bank of Maharashtra	986,206	243,126
	Bannari Amman Sugars Ltd.	12,765	432,426
	BASF India Ltd.	45,733	1,587,330
	Bata India Ltd.	145,073	3,193,916
	Bayer CropScience Ltd.	13,354	752,981
	BEML Ltd.	49,660	944,765
	BEML Ltd.	48,307	218,812
*	BF Utilities Ltd.	59,511	280,863

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	228,412	$301,731
	Bharat Bijlee Ltd.	5,189	150,744
	Bharat Dynamics Ltd.	65,479	755,842
	Bharat Electronics Ltd.	2,342,148	3,029,659
	Bharat Forge Ltd.	349,672	3,511,826
	Bharat Heavy Electricals Ltd.	2,493,752	2,229,934
	Bharat Rasayan Ltd.	3,159	419,059
	Birla Corp. Ltd.	94,933	1,066,730
	Birlasoft Ltd.	444,621	1,456,584
*	Black Box Ltd.	12,574	24,218
	Bliss Gvs Pharma Ltd.	106,354	97,404
	Blue Dart Express Ltd.	17,602	1,615,806
	Blue Star Ltd.	104,671	1,563,992
	Bodal Chemicals Ltd.	82,131	80,247
	Bombay Burmah Trading Co.	28,681	303,385
*	Bombay Dyeing & Manufacturing Co. Ltd.	270,409	266,178
*	Borosil Ltd.	10,433	52,924
*	Borosil Renewables Ltd.	125,180	852,266
	Brigade Enterprises Ltd.	308,439	1,865,464
	Brightcom Group Ltd.	65,381	26,023
	BSE Ltd.	229,927	1,642,261
*	Camlin Fine Sciences Ltd.	124,059	237,056
	Can Fin Homes Ltd.	159,590	1,010,074
*	Capacit’e Infraprojects Ltd.	57,331	110,694
	Caplin Point Laboratories Ltd.	72,924	638,905
	Carborundum Universal Ltd.	262,115	2,700,141
	Care Ratings Ltd.	53,698	318,120
	Castrol India Ltd.	566,471	855,778
	CCL Products India Ltd.	278,029	1,688,541
	Ceat Ltd.	86,455	1,611,146
*	Central Bank of India Ltd.	613,272	151,121
	Central Depository Services India Ltd.	196,430	2,912,731
	Century Enka Ltd.	23,231	119,101
	Century Plyboards India Ltd.	204,878	1,488,512
	Century Textiles & Industries Ltd.	142,158	1,468,342
	Cera Sanitaryware Ltd.	17,394	1,163,536
	CESC Ltd.	2,163,177	2,007,411
*	CG Power & Industrial Solutions Ltd.	315,782	993,579
*	Chalet Hotels Ltd.	13,713	60,504
	Chambal Fertilisers & Chemicals Ltd.	549,880	2,173,593
	Chennai Petroleum Corp. Ltd.	157,831	397,368
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,454
	Cholamandalam Financial Holdings Ltd.	393,015	2,984,736
	Cholamandalam Investment & Finance Co. Ltd.	32,514	279,933
	Cigniti Technologies Ltd.	17,056	128,105
	City Union Bank Ltd.	1,316,807	2,955,677
Ω	Cochin Shipyard Ltd.	69,239	448,683
* Ω	Coffee Day Enterprises Ltd.	294,818	172,401
	Coforge Ltd.	86,587	3,981,559
	Computer Age Management Services Ltd.	43,580	1,343,262
	Container Corp. of India Ltd.	107,056	1,031,014
	Coromandel International Ltd.	386,151	4,487,404
	Cosmo First Ltd.	17,181	152,250
*	CreditAccess Grameen Ltd.	74,300	876,323
	CRISIL Ltd.	58,234	2,110,003
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	7,149,511
*	CSB Bank Ltd.	83,201	228,628
	Cummins India Ltd.	225,207	3,663,252
	Cyient Ltd.	175,072	1,586,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	D B Realty Ltd.	128,165	$158,411
	Dalmia Bharat Ltd.	142,898	2,757,807
	Dalmia Bharat Sugar & Industries Ltd.	18,178	69,667
	DB Corp. Ltd.	91,735	126,397
	DCB Bank Ltd.	793,332	1,034,668
	DCM Shriram Ltd.	130,253	1,646,919
	DCW Ltd.	242,758	175,797
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,189,469
	Deepak Nitrite Ltd.	110,590	3,094,543
	Delta Corp. Ltd.	446,857	1,206,224
*	DEN Networks Ltd.	277,502	110,782
*	Dhampur Bio Organics Ltd.	121,578	239,477
	Dhampur Sugar Mills Ltd.	99,655	238,998
*	Dhani Services Ltd.	954,221	655,528
	Dhanuka Agritech Ltd.	43,376	382,122
Ω	Dilip Buildcon Ltd.	141,880	370,360
*	Dish TV India Ltd.	3,313,643	636,659
*	Dishman Carbogen Amcis Ltd.	194,853	233,470
	Dixon Technologies India Ltd.	84,327	4,606,947
	Dollar Industries Ltd.	20,031	121,003
Ω	Dr Lal PathLabs Ltd.	101,801	3,149,897
*	DRC Systems India Ltd.	21,540	7,421
	Dwarikesh Sugar Industries Ltd.	115,381	124,212
	Dynamatic Technologies Ltd.	3,861	112,315
	eClerx Services Ltd.	98,101	1,563,811
	Edelweiss Financial Services Ltd.	1,598,778	1,119,776
	EID Parry India Ltd.	253,753	1,916,124
*	EIH Associated Hotels	7,709	46,315
*	EIH Ltd.	592,462	1,386,175
	Electrosteel Castings Ltd.	1,066,740	517,487
	Elgi Equipments Ltd.	526,947	3,089,695
	Emami Ltd.	436,992	2,522,538
Ω	Endurance Technologies Ltd.	50,432	825,644
	Engineers India Ltd.	716,970	608,947
	EPL Ltd.	222,082	413,273
* Ω	Equitas Small Finance Bank Ltd.	351,490	213,178
Ω	Eris Lifesciences Ltd.	86,680	774,442
	ESAB India Ltd.	6,485	264,724
	Escorts Kubota Ltd.	65,710	1,614,957
*	Eveready Industries India Ltd.	9,462	33,495
	Everest Industries Ltd.	5,686	61,162
	Everest Kanto Cylinder Ltd.	28,491	37,478
	Excel Industries Ltd.	7,725	111,062
	Exide Industries Ltd.	1,080,287	2,161,794
*	FDC Ltd.	172,443	650,138
	Federal Bank Ltd.	5,370,459	8,537,661
*	Federal-Mogul Goetze India Ltd.	19,259	74,728
	FIEM Industries Ltd.	8,676	168,153
	Filatex India Ltd.	127,280	154,177
	Fine Organic Industries Ltd.	8,143	565,747
	Finolex Cables Ltd.	264,201	1,657,988
	Finolex Industries Ltd.	955,420	1,550,827
	Firstsource Solutions Ltd.	984,127	1,234,991
	Force Motors Ltd.	8,398	138,638
*	Fortis Healthcare Ltd.	1,720,585	5,777,317
	Gabriel India Ltd.	234,396	433,982
	Galaxy Surfactants Ltd.	12,936	453,765
*	Ganesh Housing Corp. Ltd.	6,901	28,723
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	175,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garware Technical Fibres Ltd.	35,738	$1,512,912
	Gateway Distriparks Ltd.	978,876	861,903
*	Gati Ltd.	95,449	202,279
*	GE T&D India Ltd.	196,502	304,732
Ω	General Insurance Corp. of India	11,497	17,226
	Genus Power Infrastructures Ltd.	135,367	145,367
	Geojit Financial Services Ltd.	27,742	16,098
	GHCL Ltd.	182,273	1,423,088
	GIC Housing Finance Ltd.	81,968	132,461
	Gillette India Ltd.	17,560	1,093,763
	GlaxoSmithKline Pharmaceuticals Ltd.	41,567	693,556
	Glenmark Pharmaceuticals Ltd.	486,775	2,368,320
	GMM Pfaudler Ltd.	16,740	373,949
*	GMR Airports Infrastructure Ltd.	4,522,064	2,047,688
	Godawari Power & Ispat Ltd.	73,133	234,118
	Godfrey Phillips India Ltd.	48,483	871,520
Ω	Godrej Agrovet Ltd.	38,292	231,783
*	Godrej Industries Ltd.	178,284	927,151
	Goodyear India Ltd.	8,680	106,758
	Granules India Ltd.	480,026	2,163,647
	Graphite India Ltd.	94,696	403,805
	Grauer & Weil India Ltd.	43,156	47,773
	Gravita India Ltd.	16,173	71,915
	Great Eastern Shipping Co. Ltd.	307,104	2,059,550
	Greaves Cotton Ltd.	321,516	588,859
	Greenlam Industries Ltd.	24,742	94,954
	Greenpanel Industries Ltd.	64,267	287,235
	Greenply Industries Ltd.	97,847	205,148
	Grindwell Norton Ltd.	105,759	2,721,177
	Gujarat Alkalies & Chemicals Ltd.	106,190	1,149,800
	Gujarat Ambuja Exports Ltd.	243,558	744,041
	Gujarat Fluorochemicals Ltd.	132,935	6,079,642
	Gujarat Industries Power Co. Ltd.	176,262	177,922
	Gujarat Mineral Development Corp. Ltd.	193,216	330,830
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	2,055,001
	Gujarat Pipavav Port Ltd.	967,972	1,003,893
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	678,877
	Gujarat State Petronet Ltd.	781,576	2,137,157
	Gulf Oil Lubricants India Ltd.	50,156	250,333
	Happiest Minds Technologies Ltd.	25,947	304,329
*	Hathway Cable & Datacom Ltd.	1,004,778	194,323
	Hatsun Agro Product Ltd.	105,358	1,217,445
	HBL Power Systems Ltd.	200,199	253,700
*	HealthCare Global Enterprises Ltd.	37,943	132,870
	HEG Ltd.	27,718	354,156
	HeidelbergCement India Ltd.	205,805	477,020
	Heritage Foods Ltd.	51,381	186,822
	Hester Biosciences Ltd.	11,620	277,975
	HFCL Ltd.	2,094,768	2,084,350
	HG Infra Engineering Ltd.	25,519	175,094
	Hikal Ltd.	178,461	711,395
	HIL Ltd.	14,909	513,532
	Himadri Speciality Chemical Ltd.	539,750	675,773
	Himatsingka Seide Ltd.	66,016	74,296
	Hinduja Global Solutions Ltd.	72,357	1,069,523
	Hindustan Aeronautics Ltd.	8,128	248,353
*	Hindustan Construction Co. Ltd.	2,513,458	429,763
	Hindustan Copper Ltd.	281,976	351,447
*	Hindustan Oil Exploration Co. Ltd.	190,919	317,850

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindware Home Innovation Ltd.	47,956	$216,122
	Hle Glascoat Ltd.	13,765	110,022
	Honda India Power Products Ltd.	12,211	253,365
	Honeywell Automation India Ltd.	1,858	882,482
	Huhtamaki India Ltd.	86,236	227,331
	I G Petrochemicals Ltd.	19,600	123,329
Ω	ICICI Securities Ltd.	152,366	953,198
	ICRA Ltd.	5,986	297,115
*	IDFC First Bank Ltd.	6,440,948	4,376,467
	IDFC Ltd.	3,603,867	3,373,667
*	IFB Industries Ltd.	33,304	377,995
*	Igarashi Motors India Ltd.	2,487	12,439
	IIFL Finance Ltd.	572,417	2,904,863
	IIFL Securities Ltd.	118,038	96,725
	IIFL Wealth Management Ltd.	166,563	3,577,208
	India Cements Ltd.	488,174	1,419,356
	India Glycols Ltd.	49,094	443,951
	India Nippon Electricals Ltd.	1,455	7,651
*	Indiabulls Housing Finance Ltd.	947,333	1,474,722
*	Indiabulls Real Estate Ltd.	592,643	559,256
Ω	IndiaMart InterMesh Ltd.	8,395	466,263
	Indian Bank	294,130	910,355
Ω	Indian Energy Exchange Ltd.	750,762	1,267,989
	Indian Hotels Co. Ltd.	2,496,258	10,070,893
	Indian Hume Pipe Co. Ltd.	13,446	26,524
	Indo Count Industries Ltd.	166,243	281,434
	Indoco Remedies Ltd.	110,768	475,727
	Indraprastha Gas Ltd.	347,107	1,793,389
	INEOS Styrolution India Ltd.	15,206	155,362
	Infibeam Avenues Ltd.	2,531,827	538,359
	Ingersoll Rand India Ltd.	16,263	430,774
*	Inox Leisure Ltd.	68,296	424,947
*	Inox Wind Ltd.	140,383	252,301
	Insecticides India Ltd.	12,634	110,015
	Intellect Design Arena Ltd.	224,382	1,173,835
	IOL Chemicals & Pharmaceuticals Ltd.	38,486	167,203
	Ipca Laboratories Ltd.	430,586	4,700,129
	IRB Infrastructure Developers Ltd.	410,883	1,164,395
Ω	IRCON International Ltd.	462,924	246,792
	ISGEC Heavy Engineering Ltd.	22,633	134,376
	ITD Cementation India Ltd.	240,706	351,595
*	ITI Ltd.	145,880	187,076
	J Kumar Infraprojects Ltd.	70,641	229,210
	Jagran Prakashan Ltd.	288,140	231,983
	Jai Corp. Ltd.	117,016	248,005
*	Jaiprakash Associates Ltd.	2,444,320	282,416
*	Jaiprakash Power Ventures Ltd.	9,087,601	824,223
*	Jammu & Kashmir Bank Ltd.	560,538	267,665
	Jamna Auto Industries Ltd.	584,889	793,124
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,373,458
	JBM Auto Ltd.	30,720	151,396
	Jindal Poly Films Ltd.	67,148	683,904
	Jindal Saw Ltd.	585,377	552,474
*	Jindal Stainless Hisar Ltd.	342,230	1,179,003
*	Jindal Stainless Ltd.	583,054	997,986
	JK Cement Ltd.	118,052	3,884,620
	JK Lakshmi Cement Ltd.	171,089	1,135,410
	JK Paper Ltd.	272,095	1,368,728
	JK Tyre & Industries Ltd.	333,807	704,766

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JM Financial Ltd.	1,482,551	$1,228,800
	JMC Projects India Ltd.	170,972	225,987
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	30,395	436,535
	JSW Energy Ltd.	710,513	2,893,036
	JTEKT India Ltd.	150,187	190,402
	Jubilant Ingrevia Ltd.	455,030	2,841,406
	Jubilant Pharmova Ltd.	267,938	1,203,179
	Jyothy Labs Ltd.	475,110	1,138,160
	Kajaria Ceramics Ltd.	286,566	3,755,041
	Kalpataru Power Transmission Ltd.	227,054	1,304,960
	Kalyani Steels Ltd.	73,704	267,300
	Kansai Nerolac Paints Ltd.	118,385	690,978
	Karnataka Bank Ltd.	809,672	939,477
	Karur Vysya Bank Ltd.	1,624,247	2,044,127
	Kaveri Seed Co. Ltd.	80,593	473,032
	KCP Ltd.	102,485	151,263
	KEC International Ltd.	358,491	1,900,541
	KEI Industries Ltd.	207,523	3,989,961
	Kennametal India Ltd.	8,679	259,765
*	Kesoram Industries Ltd.	268,910	183,793
	Kewal Kiran Clothing Ltd.	15,442	95,272
*	Kiri Industries Ltd.	76,505	487,670
	Kirloskar Brothers Ltd.	22,472	95,051
	Kirloskar Ferrous Industries Ltd.	38,797	123,357
	Kirloskar Oil Engines Ltd.	196,999	623,909
	Kitex Garments Ltd.	41,078	102,044
	KNR Constructions Ltd.	372,490	1,001,185
	Kolte-Patil Developers Ltd.	49,505	206,198
	KPIT Technologies Ltd.	689,000	5,930,463
	KPR Mill Ltd.	426,884	2,840,216
	KRBL Ltd.	158,822	762,569
	KSB Ltd.	45,773	1,174,448
	L&T Finance Holdings Ltd.	2,318,136	2,271,474
	LA Opala RG Ltd.	124,881	588,840
	Lakshmi Machine Works Ltd.	12,187	1,900,454
Ω	Laurus Labs Ltd.	773,912	4,257,370
* Ω	Lemon Tree Hotels Ltd.	876,090	895,789
	LG Balakrishnan & Bros Ltd.	46,615	426,621
	LIC Housing Finance Ltd.	937,053	4,595,137
	Linde India Ltd.	78,446	2,906,951
	LT Foods Ltd.	472,709	720,620
	Lumax Auto Technologies Ltd.	65,818	194,641
	Lumax Industries Ltd.	3,660	67,646
	LUX Industries Ltd.	27,052	564,194
	Mahanagar Gas Ltd.	191,472	1,989,747
	Maharashtra Scooters Ltd.	808	51,250
	Maharashtra Seamless Ltd.	98,993	938,492
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,411,644
	Mahindra CIE Automotive Ltd.	439,069	1,590,732
*	Mahindra Holidays & Resorts India Ltd.	232,705	799,937
	Mahindra Lifespace Developers Ltd.	306,556	1,486,971
Ω	Mahindra Logistics Ltd.	37,839	244,474
	Maithan Alloys Ltd.	10,719	125,211
	Man Infraconstruction Ltd.	166,079	165,078
	Manappuram Finance Ltd.	1,414,710	1,799,491
	Mangalam Cement Ltd.	22,484	99,497
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	419,252
	Marksans Pharma Ltd.	647,499	386,226
Ω	MAS Financial Services Ltd.	35,635	329,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mastek Ltd.	43,609	$893,021
*	Max Financial Services Ltd.	196,352	1,679,916
*	Max Healthcare Institute Ltd.	446,556	2,460,059
*	Max Ventures & Industries Ltd.	35,700	72,774
	Mayur Uniquoters Ltd.	55,428	312,567
	Mazagon Dock Shipbuilders Ltd.	52,223	400,170
*	Meghmani Finechem Ltd.	47,103	747,033
	Meghmani Organics Ltd.	501,099	670,851
Ω	Metropolis Healthcare Ltd.	49,264	1,006,179
	Minda Corp. Ltd.	157,745	371,616
*	Mirza International Ltd.	59,678	222,460
Ω	Mishra Dhatu Nigam Ltd.	76,269	219,465
	MM Forgings Ltd.	11,713	112,231
	MOIL Ltd.	209,131	390,370
	Monte Carlo Fashions Ltd.	20,495	178,129
*	Morepen Laboratories Ltd.	893,603	286,795
	Motilal Oswal Financial Services Ltd.	124,800	1,033,648
	Mphasis Ltd.	5,763	138,021
	MRF Ltd.	2,095	2,292,390
	MSTC Ltd.	43,926	143,369
	Multi Commodity Exchange of India Ltd.	74,864	1,386,708
	Nahar Spinning Mills Ltd.	949	3,178
	Narayana Hrudayalaya Ltd.	98,601	937,792
	Natco Pharma Ltd.	343,970	2,493,286
	National Aluminium Co. Ltd.	2,223,972	1,885,490
*	National Fertilizers Ltd.	16,472	9,875
	Nava Ltd.	237,619	566,870
	Navin Fluorine International Ltd.	65,242	3,583,238
	Navneet Education Ltd.	316,145	533,110
	NBCC India Ltd.	2,133,931	840,007
	NCC Ltd.	1,018,611	919,708
	NCL Industries Ltd.	16,947	37,009
	NELCO Ltd.	36,523	366,284
	Neogen Chemicals Ltd.	16,649	301,528
	NESCO Ltd.	74,111	516,158
*	Network18 Media & Investments Ltd.	392,640	304,139
	Neuland Laboratories Ltd.	8,335	150,728
	Newgen Software Technologies Ltd.	17,273	71,887
	NHPC Ltd.	2,020,565	1,042,712
	NIIT Ltd.	297,159	999,189
	Nilkamal Ltd.	20,926	529,335
Ω	Nippon Life India Asset Management Ltd.	47,035	154,319
	NLC India Ltd.	685,573	639,629
	NOCIL Ltd.	318,127	932,900
	Novartis India Ltd.	790	6,492
	NRB Bearings Ltd.	160,550	328,915
	Nucleus Software Exports Ltd.	28,161	132,069
	Oberoi Realty Ltd.	150,207	1,685,355
	Oil India Ltd.	888,909	2,070,471
	Olectra Greentech Ltd.	10,905	74,017
*	Omaxe Ltd.	162,081	175,557
	OnMobile Global Ltd.	118,792	154,465
	Oracle Financial Services Software Ltd.	22,203	783,342
	Orient Cement Ltd.	376,080	592,013
	Orient Electric Ltd.	335,916	1,094,414
	Orient Paper & Industries Ltd.	230,841	116,712
	Oriental Carbon & Chemicals Ltd.	13,532	142,806
*	Oriental Hotels Ltd.	82,388	71,065
*	Orissa Minerals Development Co. Ltd.	287	9,366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	2,608	$1,570,145
	Paisalo Digital Ltd.	293,160	319,822
	Panama Petrochem Ltd.	34,687	118,706
Ω	Parag Milk Foods Ltd.	102,740	132,269
*	Patel Engineering Ltd.	327,353	86,637
*	PC Jeweller Ltd.	402,709	503,570
	PCBL Ltd.	555,314	855,211
	Persistent Systems Ltd.	209,899	9,370,830
	Petronet LNG Ltd.	92,651	229,827
	Pfizer Ltd.	35,000	1,852,550
	Phoenix Mills Ltd.	331,488	5,729,067
	Piramal Enterprises Ltd.	149,448	1,536,932
* Ω	PNB Housing Finance Ltd.	238,767	1,269,342
	PNC Infratech Ltd.	200,145	625,996
	Poly Medicure Ltd.	74,622	828,984
	Polyplex Corp. Ltd.	54,794	1,112,424
	Poonawalla Fincorp Ltd.	450,837	1,721,244
	Power Finance Corp. Ltd.	503,564	700,025
	Power Mech Projects Ltd.	8,680	184,622
	Praj Industries Ltd.	333,173	1,666,975
*	Prakash Industries Ltd.	229,461	143,876
Ω	Prataap Snacks Ltd.	6,333	70,442
	Precision Camshafts Ltd.	11,815	14,843
	Prestige Estates Projects Ltd.	489,030	2,618,913
*	Pricol Ltd.	150,612	350,598
	Prince Pipes & Fittings Ltd.	71,393	457,096
*	Prism Johnson Ltd.	436,256	646,717
	Privi Speciality Chemicals Ltd.	7,832	124,507
	Procter & Gamble Health Ltd.	29,018	1,413,688
	PSP Projects Ltd.	17,582	126,162
*	PTC India Financial Services Ltd.	554,178	93,132
	PTC India Ltd.	682,213	594,554
*	PVR Ltd.	13,097	280,887
Ω	Quess Corp. Ltd.	119,824	800,058
Ω	Quick Heal Technologies Ltd.	5,285	12,042
	Radico Khaitan Ltd.	274,639	3,469,312
	Rain Industries Ltd.	453,064	918,982
	Rajesh Exports Ltd.	217,740	1,830,952
	Rallis India Ltd.	270,348	738,193
	Ramco Cements Ltd.	304,449	2,659,131
	Ramco Industries Ltd.	125,986	280,493
*	Ramco Systems Ltd.	9,219	27,467
	Ramkrishna Forgings Ltd.	92,557	256,526
*	Ramky Infrastructure Ltd.	19,107	65,900
	Rane Holdings Ltd.	10,752	119,449
	Rashtriya Chemicals & Fertilizers Ltd.	520,795	640,318
	Ratnamani Metals & Tubes Ltd.	90,384	2,228,687
*	RattanIndia Power Ltd.	1,234,413	63,366
	Raymond Ltd.	136,741	1,957,448
* Ω	RBL Bank Ltd.	1,256,045	2,051,521
	REC Ltd.	3,576,327	4,441,909
	Redington Ltd.	1,941,308	3,212,866
	Relaxo Footwears Ltd.	146,811	1,720,210
	Reliance Industrial Infrastructure Ltd.	28,964	384,332
*	Reliance Infrastructure Ltd.	231,015	394,993
*	Reliance Power Ltd.	6,818,615	1,333,029
	Repco Home Finance Ltd.	129,953	334,748
*	Restaurant Brands Asia Ltd.	7,145	10,564
	Rhi Magnesita India Ltd.	10,840	85,257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	203,537	$144,237
	RITES Ltd.	79,722	370,165
	Route Mobile Ltd.	23,074	366,238
*	RPSG Ventures Ltd.	10,147	59,154
	RSWM Ltd.	29,079	110,819
	Rupa & Co. Ltd.	49,237	187,426
	Sagar Cements Ltd.	38,939	95,403
	Sandhar Technologies Ltd.	2,175	6,085
	Sangam India Ltd.	11,303	38,063
*	Sanghi Industries Ltd.	13,652	9,282
	Sanghvi Movers Ltd.	14,588	39,393
	Sanofi India Ltd.	29,481	2,006,877
	Sarda Energy & Minerals Ltd.	15,556	158,895
	Saregama India Ltd.	86,737	390,909
	Sasken Technologies Ltd.	14,843	162,118
*	Satin Creditcare Network Ltd.	34,530	59,886
	Savita Oil Technologies Ltd.	37,195	135,148
	Schaeffler India Ltd.	160,300	5,371,315
*	Schneider Electric Infrastructure Ltd.	162,083	341,976
*	SEAMEC Ltd.	5,590	74,643
	Sequent Scientific Ltd.	244,159	288,111
	Seshasayee Paper & Boards Ltd.	62,672	249,421
Ω	SH Kelkar & Co. Ltd.	81,859	135,406
	Shakti Pumps India Ltd.	4,523	26,307
	Shankara Building Products Ltd.	17,988	154,995
	Shanthi Gears Ltd.	11,586	54,513
	Sharda Cropchem Ltd.	84,617	383,376
	Sharda Motor Industries Ltd.	3,320	30,440
*	Sheela Foam Ltd.	5,847	195,515
	Shilpa Medicare Ltd.	112,538	428,641
	Shipping Corp. of India Ltd.	469,725	736,818
*	Shoppers Stop Ltd.	111,933	1,020,461
*	Shree Renuka Sugars Ltd.	1,686,032	1,097,673
	Shriram City Union Finance Ltd.	64,781	1,424,374
	Shriram Transport Finance Co. Ltd.	272,259	4,041,862
*	SIS Ltd.	53,307	269,972
	Siyaram Silk Mills Ltd.	27,614	146,948
	SKF India Ltd.	78,344	4,159,080
	Sobha Ltd.	130,458	988,134
	Solar Industries India Ltd.	103,839	4,880,924
*	Solara Active Pharma Sciences Ltd.	13,202	63,713
	Somany Ceramics Ltd.	13,279	86,754
	Sonata Software Ltd.	268,088	1,690,737
*	South Indian Bank Ltd.	4,837,745	798,286
	SP Apparels Ltd.	1,629	7,132
*	Spandana Sphoorty Financial Ltd.	33,936	252,129
	SRF Ltd.	60,124	1,859,604
*	Star Cement Ltd.	157,490	202,744
*	Sterling & Wilson Renewable	46,227	160,904
	Sterlite Technologies Ltd.	525,634	1,050,842
*	Strides Pharma Science Ltd.	208,324	782,248
*	Subex Ltd.	837,814	304,699
	Subros Ltd.	89,803	356,268
	Sudarshan Chemical Industries Ltd.	102,209	508,968
	Sumitomo Chemical India Ltd.	124,491	737,142
	Sun TV Network Ltd.	285,578	1,802,625
	Sundaram Finance Holdings Ltd.	80,225	86,645
	Sundaram Finance Ltd.	95,242	2,675,088
	Sundaram-Clayton Ltd.	10,340	599,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	316,668	$3,605,442
*	Sunflag Iron & Steel Co. Ltd.	10,410	10,286
	Sunteck Realty Ltd.	185,188	873,513
	Suprajit Engineering Ltd.	222,652	877,227
	Supreme Industries Ltd.	209,572	5,492,082
	Supreme Petrochem Ltd.	148,926	1,364,208
	Surya Roshni Ltd.	29,526	148,603
	Sutlej Textiles & Industries Ltd.	193,970	152,522
	Suven Pharmaceuticals Ltd.	684,847	3,303,530
*	Suzlon Energy Ltd.	17,059,138	1,660,282
	Swan Energy Ltd.	76,621	209,887
	Swaraj Engines Ltd.	20,114	386,232
	Symphony Ltd.	60,208	610,002
Ω	Syngene International Ltd.	385,557	2,939,484
	Tamil Nadu Newsprint & Papers Ltd.	59,444	192,704
	Tamilnadu Petroproducts Ltd.	77,740	89,860
	Tanla Platforms Ltd.	78,560	705,718
*	TARC Ltd.	106,825	57,784
	Tasty Bite Eatables Ltd.	703	101,746
	Tata Chemicals Ltd.	350,094	4,793,250
	Tata Coffee Ltd.	83,686	219,389
	Tata Elxsi Ltd.	72,466	6,148,163
	Tata Metaliks Ltd.	56,536	499,757
	Tata Steel Long Products Ltd.	44,261	329,252
	TCI Express Ltd.	57,011	1,307,373
* Ω	TCNS Clothing Co. Ltd.	5,301	39,331
	TD Power Systems Ltd.	59,075	88,565
*	TeamLease Services Ltd.	831	29,196
	Techno Electric & Engineering Co. Ltd.	198,034	672,101
	Texmaco Rail & Engineering Ltd.	374,850	220,774
	Thermax Ltd.	117,107	3,091,875
	Thirumalai Chemicals Ltd.	96,103	218,763
*	Thomas Cook India Ltd.	304,312	278,552
Ω	Thyrocare Technologies Ltd.	65,124	503,964
	Tide Water Oil Co. India Ltd.	25,459	312,842
	Tilaknagar Industries Ltd.	113,055	126,978
	Time Technoplast Ltd.	390,193	483,716
	Timken India Ltd.	86,065	3,115,192
	Tinplate Co. of India Ltd.	109,549	403,910
*	Titagarh Wagons Ltd.	102,157	196,977
	Torrent Power Ltd.	546,086	3,336,455
	Tourism Finance Corp. of India Ltd.	64,002	66,498
	Transport Corp. of India Ltd.	99,134	858,104
	Trident Ltd.	4,143,289	1,765,762
	Triveni Engineering & Industries Ltd.	289,397	883,697
	Triveni Turbine Ltd.	131,091	443,433
	TTK Prestige Ltd.	146,619	1,646,633
	Tube Investments of India Ltd.	410,776	13,507,760
	TV Today Network Ltd.	89,678	301,133
*	TV18 Broadcast Ltd.	1,674,355	708,162
	TVS Motor Co. Ltd.	333,778	4,622,507
	TVS Srichakra Ltd.	13,220	394,918
	Uflex Ltd.	110,987	938,816
	Ugar Sugar Works Ltd.	35,034	32,595
*	Ugro Capital Ltd.	74,547	160,691
*	Ujjivan Financial Services Ltd.	197,452	585,915
* Ω	Ujjivan Small Finance Bank Ltd.	945,651	287,948
	Unichem Laboratories Ltd.	124,053	615,077
	Union Bank of India Ltd.	1,378,209	896,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	463,085	$2,998,157
	Usha Martin Ltd.	225,489	386,324
	UTI Asset Management Co. Ltd.	23,479	199,023
*	VA Tech Wabag Ltd.	94,341	301,566
	Vaibhav Global Ltd.	257,258	1,099,663
	Vakrangee Ltd.	1,058,449	403,418
Ω	Valiant Organics Ltd.	2,782	22,449
	Vardhman Textiles Ltd.	488,265	1,987,261
* Ω	Varroc Engineering Ltd.	80,384	302,994
	Varun Beverages Ltd.	294,430	3,734,021
	Venky’s India Ltd.	16,753	393,704
	Vesuvius India Ltd.	15,479	281,978
	V-Guard Industries Ltd.	555,007	1,718,431
	Vimta Labs Ltd.	12,331	63,323
	Vinati Organics Ltd.	93,732	2,163,732
	Vindhya Telelinks Ltd.	15,562	250,959
	VIP Industries Ltd.	34,437	317,578
	Visaka Industries Ltd.	14,832	96,920
	V-Mart Retail Ltd.	3,876	140,233
*	Vodafone Idea Ltd.	15,626,929	1,626,423
	Voltamp Transformers Ltd.	6,458	212,711
	VRL Logistics Ltd.	105,624	775,331
	VST Industries Ltd.	19,201	814,199
	VST Tillers Tractors Ltd.	13,719	372,134
	Welspun Corp. Ltd.	436,397	1,173,924
	Welspun Enterprises Ltd.	250,028	387,072
	Welspun India Ltd.	1,327,306	1,254,128
	West Coast Paper Mills Ltd.	119,976	887,136
*	Westlife Development Ltd.	67,436	611,876
	Wheels India Ltd.	10,888	82,881
	Whirlpool of India Ltd.	40,537	769,483
*	Wockhardt Ltd.	145,950	410,474
*	Wonderla Holidays Ltd.	21,675	90,244
*	Yes Bank Ltd.	237,637	44,681
	Zee Entertainment Enterprises Ltd.	2,035,315	6,463,376
*	Zee Media Corp. Ltd.	636,607	120,831
	Zensar Technologies Ltd.	343,925	923,522
	Zydus Wellness Ltd.	18,379	391,031

TOTAL INDIA			686,162,224

INDONESIA — (2.4%)
	ABM Investama Tbk PT	1,069,000	269,937
	Ace Hardware Indonesia Tbk PT	19,988,600	723,537
*	Adhi Karya Persero Tbk PT	5,523,788	196,761
*	Adi Sarana Armada Tbk PT	3,576,500	273,917
*	Agung Semesta Sejahtera Tbk PT	34,642,700	111,036
	AKR Corporindo Tbk PT	23,912,200	2,393,768
*	Alam Sutera Realty Tbk PT	35,031,400	390,721
	Aneka Gas Industri Tbk PT	1,269,300	166,819
	Aneka Tambang Tbk PT	2,638,100	312,267
* ††	Armidian Karyatama Tbk PT	844,800	508
	Arwana Citramulia Tbk PT	18,420,300	1,080,712
	Ashmore Asset Management Indonesia Tbk PT	88,400	5,875
	Astra Agro Lestari Tbk PT	1,572,300	856,963
	Astra Otoparts Tbk PT	2,355,600	199,421
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	73,523
* ††	Bakrie Telecom Tbk PT	49,756,298	29,906
	Bali Bintang Sejahtera Tbk PT	3,153,100	51,006
*	Bank Amar Indonesia Tbk PT	6,621,600	132,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	5,204,000	$984,659
*	Bank Bukopin Tbk PT	63,114,482	548,169
*	Bank Capital Indonesia Tbk PT	9,245,100	84,219
*	Bank Ganesha Tbk PT	7,884,200	51,032
*	Bank Ina Perdana PT	5,377,000	1,352,513
*	Bank Mayapada International Tbk PT	934,600	41,007
	Bank Maybank Indonesia Tbk PT	14,258,200	232,329
*	Bank MNC Internasional Tbk PT	32,986,100	228,295
*	Bank Nationalnobu Tbk PT	1,174,200	41,997
	Bank OCBC Nisp Tbk PT	1,841,100	88,627
	Bank Pan Indonesia Tbk PT	13,964,900	2,151,436
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	782,669
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	563,016
	Bank Tabungan Negara Persero Tbk PT	13,371,649	1,326,125
*	Bekasi Fajar Industrial Estate Tbk PT	15,027,700	133,934
	BFI Finance Indonesia Tbk PT	23,038,600	1,635,115
*	Bintang Oto Global Tbk PT	7,756,800	674,052
	BISI International Tbk PT	8,589,500	814,260
	Blue Bird Tbk PT	696,300	68,618
*	Buana Lintas Lautan Tbk PT	18,874,200	186,319
*	Bumi Resources Minerals Tbk PT	84,337,900	978,572
*	Bumi Resources Tbk PT	261,056,100	3,166,487
*	Bumi Serpong Damai Tbk PT	14,012,000	835,596
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	211,331
*	Capital Financial Indonesia Tbk PT	1,258,200	61,271
	Catur Sentosa Adiprana Tbk PT	2,986,100	155,950
Ω	Cikarang Listrindo Tbk PT	4,462,100	194,545
	Ciputra Development Tbk PT	29,071,620	1,751,703
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,729,527
*	City Retail Developments Tbk PT	12,056,400	108,195
*	Delta Dunia Makmur Tbk PT	15,329,000	384,688
	Dharma Satya Nusantara Tbk PT	6,420,300	228,580
	Elnusa Tbk PT	10,521,900	253,480
	Erajaya Swasembada Tbk PT	27,567,400	761,050
*	Gajah Tunggal Tbk PT	4,584,000	177,706
	Garudafood Putra Putri Jaya Tbk PT	11,090,700	369,737
*	Global Mediacom Tbk PT	17,118,300	328,980
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	623,089
	Hexindo Adiperkasa Tbk PT	523,400	196,403
	Impack Pratama Industri Tbk PT	1,149,500	252,161
	Indika Energy Tbk PT	5,804,300	1,210,022
	Indo Tambangraya Megah Tbk PT	682,100	1,964,897
	Indocement Tunggal Prakarsa Tbk PT	1,308,100	778,119
	Indomobil Sukses Internasional Tbk PT	512,300	29,919
	Indosat Tbk PT	319,400	138,612
*	Indosterling Technomedia Tbk PT	482,900	141,805
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,446,246	1,065,407
* ††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	4,674,000	129,480
* ††	Inti Agri Resources Tbk PT	92,782,800	55,768
*	Intiland Development Tbk PT	4,610,132	54,615
	Jaccs Mitra Pinasthika Mustika Tbk PT	4,348,100	285,531
	Japfa Comfeed Indonesia Tbk PT	12,837,300	1,140,625
*	Jasa Marga Persero Tbk PT	5,160,800	1,128,353
	Jaya Real Property Tbk PT	10,463,000	312,621
*	Kapuas Prima Coal Tbk PT	37,878,000	145,394
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,043,268
	KMI Wire & Cable Tbk PT	5,778,100	111,004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Krakatau Steel Persero Tbk PT	13,163,002	$317,054
*	Kresna Graha Investama Tbk PT	5,504,400	17,617
*	Lippo Karawaci Tbk PT	123,858,040	794,050
*	M Cash Integrasi PT	216,900	151,510
	Mahkota Group Tbk PT	374,000	19,182
*	Malindo Feedmill Tbk PT	3,163,300	110,601
*	Map Aktif Adiperkasa PT	751,600	154,236
	Matahari Department Store Tbk PT	2,197,200	657,639
*	Matahari Putra Prima Tbk PT	289,100	2,516
*	MD Pictures Tbk PT	538,400	92,803
	Medco Energi Internasional Tbk PT	19,378,707	1,437,420
	Media Nusantara Citra Tbk PT	17,933,800	943,779
	Medikaloka Hermina Tbk PT	14,906,100	1,424,644
*	Mega Manunggal Property Tbk PT	10,772,800	327,465
*	Metro Healthcare Indonesia Tbk PT	11,631,800	380,272
	Metrodata Electronics Tbk PT	15,657,100	587,247
	Metropolitan Kentjana Tbk PT	9,100	13,171
*	Mitra Adiperkasa Tbk PT	27,990,200	2,164,540
	Mitra Keluarga Karyasehat Tbk PT	4,883,100	864,987
*	MNC Kapital Indonesia Tbk PT	27,203,400	181,527
*	MNC Land Tbk PT	29,086,600	154,740
*	MNC Vision Networks Tbk PT	27,903,500	147,984
*	Mulia Industrindo Tbk PT	1,595,600	58,309
*	Multipolar Tbk PT	5,540,600	46,854
*	NFC Indonesia Tbk PT	86,200	67,937
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,060,760
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,691,981
*	Pacific Strategic Financial Tbk PT	20,982,800	1,540,363
	Pakuwon Jati Tbk PT	32,672,800	917,989
	Panin Financial Tbk PT	52,906,000	2,154,866
*	Paninvest Tbk PT	4,828,600	579,469
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	6,274
	Perusahaan Gas Negara Tbk PT	23,914,800	3,030,235
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,211,400	739,640
*	Pollux Properti Indonesia Tbk PT	2,219,300	42,788
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,295
*	PP Persero Tbk PT	9,359,714	528,180
	Prodia Widyahusada Tbk PT	175,800	59,770
	Puradelta Lestari Tbk PT	33,039,000	385,349
	Ramayana Lestari Sentosa Tbk PT	8,938,400	329,690
	Resource Alam Indonesia Tbk PT	3,392,700	137,844
* ††	Rimo International Lestari Tbk PT	211,251,900	126,975
	Rukun Raharja Tbk PT	2,350,900	146,505
	Salim Ivomas Pratama Tbk PT	12,369,300	336,538
	Samindo Resources Tbk PT	106,600	10,755
	Sampoerna Agro Tbk PT	3,879,900	537,595
	Samudera Indonesia Tbk PT	3,249,500	493,556
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	64,539
	Sariguna Primatirta Tbk PT	5,940,900	274,224
	Sawit Sumbermas Sarana Tbk PT	12,640,300	1,126,158
* ††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,264,215
*	Semen Baturaja Persero Tbk PT	6,838,100	187,641
	Semen Indonesia Persero Tbk PT	588,300	300,098
	Siloam International Hospitals Tbk PT	11,618,000	816,288
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	302,813
* ††	Sri Rejeki Isman Tbk PT	35,353,931	62,049
	Steel Pipe Industry of Indonesia PT	2,787,400	49,329
* ††	Sugih Energy Tbk PT	100,457,800	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk PT	32,903,146	$1,248,782
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	62,152,600	932,272
	Surya Esa Perkasa Tbk PT	20,076,900	1,371,271
	Surya Permata Andalan Tbk PT	550,300	17,573
	Surya Pertiwi Tbk PT	1,435,000	52,893
*	Surya Semesta Internusa Tbk PT	16,561,000	344,189
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	1,050,300	120,408
	Tempo Scan Pacific Tbk PT	1,861,700	162,419
	Timah Tbk PT	8,208,514	713,877
* ††	Trada Alam Minera Tbk PT	180,020,800	108,203
	Trias Sentosa Tbk PT	32,818,400	1,565,529
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	56,341
	Triputra Agro Persada PT	4,188,700	186,871
	Tunas Baru Lampung Tbk PT	11,437,500	513,263
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,370,935
	Unggul Indah Cahaya Tbk PT	48,239	34,674
* ††	Waskita Beton Precast Tbk PT	28,238,300	64,497
*	Waskita Karya Persero Tbk PT	31,956,666	985,597
	Wijaya Karya Bangunan Gedung Tbk PT	6,345,100	68,291
	Wijaya Karya Beton Tbk PT	8,423,800	112,537
*	Wijaya Karya Persero Tbk PT	9,818,007	573,324
	XL Axiata Tbk PT	9,989,700	1,614,793

TOTAL INDONESIA			84,409,677

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	1,041,229
	Able Global Bhd	232,200	67,051
	Aeon Co. M Bhd	1,014,100	296,084
	AEON Credit Service M Bhd	312,000	856,935
#	AFFIN Bank Bhd	1,323,695	627,879
	Ajinomoto Malaysia Bhd	67,800	161,763
	Alliance Bank Malaysia Bhd	2,568,000	2,009,080
	Allianz Malaysia Bhd	134,100	377,296
	AME Elite Consortium Bhd	83,800	24,793
*	Ancom Nylex Bhd	689,200	135,626
#	Ann Joo Resources Bhd	353,150	73,534
#	Astro Malaysia Holdings Bhd	1,643,500	234,640
# *	Berjaya Assets Bhd	1,888,400	115,974
*	Berjaya Corp. Bhd	6,779,128	336,513
	Berjaya Food Bhd	501,000	99,514
# *	Berjaya Land Bhd	3,154,600	153,198
# *	Bermaz Auto Bhd	694,900	290,779
	Bintulu Port Holdings Bhd	25,900	27,317
*	Boustead Holdings Bhd	1,445,328	176,170
#	Boustead Plantations Bhd	932,299	137,004
#	British American Tobacco Malaysia Bhd	360,600	802,519
*	Bumi Armada Bhd	4,938,200	407,838
	Bursa Malaysia Bhd	1,100,300	1,501,101
#	Cahya Mata Sarawak Bhd	1,296,800	230,322
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,547,052
* ††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	203,534
#	CSC Steel Holdings Bhd	435,500	108,846
	D&O Green Technologies Bhd	706,600	581,563
#	Dayang Enterprise Holdings Bhd	1,165,375	305,214
	DRB-Hicom Bhd	2,600,800	737,599
#	Dufu Technology Corp. Bhd	506,600	254,842

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Duopharma Biotech Bhd	1,059,314	$309,358
	Dutch Lady Milk Industries Bhd	79,100	507,662
	Eco World Development Group Bhd	2,120,900	271,494
# *	Eco World International Bhd	872,100	48,773
*	Ecofirst Consolidated Bhd	402,200	29,792
# *	Ekovest Bhd	3,871,950	258,263
	Evergreen Fibreboard Bhd	149,100	12,316
	FAR East Holdings Bhd	258,300	205,283
#	Formosa Prosonic Industries Bhd	187,500	125,140
	Frontken Corp. Bhd	1,989,150	1,035,306
	Gadang Holdings Bhd	1,444,200	93,225
#	Gas Malaysia Bhd	531,500	379,044
	George Kent Malaysia Bhd	963,000	101,741
	Globetronics Technology Bhd	1,161,072	256,274
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	435,640
	Hai-O Enterprise Bhd	642,197	194,412
	HAP Seng Consolidated Bhd	348,540	474,500
	Hap Seng Plantations Holdings Bhd	204,100	87,180
	Heineken Malaysia Bhd	89,500	436,690
#	Hengyuan Refining Co. Bhd	322,900	290,438
	HeveaBoard Bhd	526,300	39,995
#	Hextar Global Bhd	102,700	51,482
#	Hiap Teck Venture Bhd	3,025,300	147,348
#	Hibiscus Petroleum Bhd	3,450,800	708,034
#	Hong Leong Capital Bhd	33,800	45,421
	Hong Leong Industries Bhd	350,400	689,882
	Hup Seng Industries Bhd	921,033	130,566
	IGB Bhd	666,254	325,958
	IJM Corp. Bhd	712,500	245,479
	Insas Bhd	245,581	39,982
	IOI Properties Group Bhd	132,600	28,899
*	Iris Corp. Bhd	401,400	10,618
*	Iskandar Waterfront City Bhd	1,196,100	64,762
# *	JAKS Resources Bhd	4,088,380	216,207
	Jaya Tiasa Holdings Bhd	1,265,327	156,448
# *	JHM Consolidation Bhd	860,400	157,876
	Keck Seng Malaysia Bhd	289,650	211,204
#	Kelington Group Bhd	600,700	164,490
	Kenanga Investment Bank Bhd	298,700	55,321
	Kerjaya Prospek Group Bhd	728,690	181,742
#	Kim Loong Resources Bhd	838,580	298,782
# *	KNM Group Bhd	6,978,580	125,517
#	Kobay Technology Bhd	263,800	162,752
	Kossan Rubber Industries Bhd	268,700	71,152
	KPJ Healthcare Bhd	4,788,700	831,109
#	Kretam Holdings Bhd	1,548,200	187,995
*	Kronologi Asia Bhd	791,100	67,057
# *	KSL Holdings Bhd	790,818	123,956
#	Kumpulan Fima Bhd	168,550	72,165
	Land & General Bhd	5,669,760	109,070
	LBS Bina Group Bhd	2,657,916	227,704
# *	Leong Hup International Bhd	525,600	50,591
#	Lii Hen Industries Bhd	951,000	167,856
#	Lingkaran Trans Kota Holdings Bhd	636,300	673,077
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	283,095
#	LPI Capital Bhd	373,224	978,983
	Luxchem Corp. Bhd	56,200	6,300
	Magni-Tech Industries Bhd	612,433	220,090

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Magnum Bhd	2,968,363	$986,969
#	Mah Sing Group Bhd	3,290,287	355,742
#	Malakoff Corp. Bhd	4,685,100	610,567
#	Malayan Flour Mills Bhd	2,082,475	240,244
#	Malaysia Building Society Bhd	5,406,590	674,498
#	Malaysia Smelting Corp. Bhd	213,800	63,348
#	Malaysian Resources Corp. Bhd	4,929,166	313,149
	Matrix Concepts Holdings Bhd	3,248,937	974,259
	MBM Resources Bhd	483,896	340,141
	Media Chinese International Ltd.	1,200,400	40,415
	Media Prima Bhd	86,700	7,784
	Mega First Corp. Bhd	1,538,100	1,067,444
#	MKH Bhd	1,437,434	352,989
	MNRB Holdings Bhd	1,170,188	212,762
#	MPHB Capital Bhd	1,201,700	240,967
	Muda Holdings Bhd	348,000	133,176
*	Muhibbah Engineering M Bhd	1,522,025	133,679
*	Mulpha International Bhd	354,130	171,095
	Nylex Malaysia Bhd	4,205	174
#	OCK Group Bhd	1,345,100	122,629
	Oriental Holdings Bhd	679,900	957,410
#	OSK Holdings Bhd	5,459,555	1,027,790
	PA Resources Bhd	970,800	51,364
	Padini Holdings Bhd	1,331,800	953,115
	Panasonic Manufacturing Malaysia Bhd	25,084	122,378
	Pantech Group Holdings Bhd	1,007,619	147,097
#	Paramount Corp. Bhd	1,104,355	170,649
	Perak Transit Bhd	632,500	131,803
#	Petron Malaysia Refining & Marketing Bhd	256,100	248,670
#	Pharmaniaga Bhd	316,200	37,449
#	PIE Industrial Bhd	39,900	21,483
	PMB Technology Bhd	49,300	42,118
*	Pos Malaysia Bhd	108,000	13,597
# *	Ranhill Utilities Bhd	1,759,838	143,250
	RCE Capital Bhd	220,600	73,694
*	Revenue Group Bhd	294,700	58,431
	Sam Engineering & Equipment M Bhd	330,200	371,530
*	Sapura Energy Bhd	26,310,200	194,405
#	Sarawak Oil Palms Bhd	830,255	451,483
	Scientex Bhd	1,398,672	964,494
	SEG International Bhd	145,885	19,445
*	Shangri-La Hotels Malaysia Bhd	244,900	177,979
#	Sime Darby Property Bhd	5,517,400	530,619
#	SKP Resources Bhd	2,082,124	701,319
#	SP Setia Bhd Group	3,536,900	358,324
#	Sports Toto Bhd	2,350,050	901,898
††	Sumatec Resources Bhd	6,536,100	1,244
#	Sunway Construction Group Bhd	346,636	111,587
	Suria Capital Holdings Bhd	269,560	59,422
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	511,113
#	Ta Ann Holdings Bhd	448,389	374,662
#	Taliworks Corp. Bhd	1,493,916	285,650
	Tan Chong Motor Holdings Bhd	211,500	49,650
#	TASCO Bhd	191,900	35,312
#	Thong Guan Industries Bhd	530,900	304,542
	TMC Life Sciences Bhd	948,400	124,164
# *	Tropicana Corp. Bhd	2,587,990	722,024
#	TSH Resources Bhd	1,381,600	309,667
*	Tune Protect Group Bhd	432,900	24,748

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Uchi Technologies Bhd	887,200	$634,462
	UEM Edgenta Bhd	941,100	214,918
# *	UEM Sunrise Bhd	2,829,800	122,781
#	UMW Holdings Bhd	1,084,500	770,476
	Unisem M Bhd	278,300	156,554
	United Malacca Bhd	442,250	503,280
	United Plantations Bhd	62,500	188,401
#	UOA Development Bhd	4,413,299	1,457,362
	UWC Bhd	405,800	318,869
# *	Velesto Energy Bhd	12,270,108	312,306
#	VS Industry Bhd	2,829,900	506,296
*	Wah Seong Corp. Bhd	1	0
#	WCT Holdings Bhd	2,091,593	161,480
#	Wellcall Holdings Bhd	1,183,600	283,118
*	Widad Group Bhd	1,235,800	109,854
	Yinson Holdings Bhd	2,167,000	971,870
# *	YNH Property Bhd	2,935,116	2,542,129
	YTL Power International Bhd	1,385,743	206,673

TOTAL MALAYSIA			58,092,744

MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	376,769
	Alfa SAB de CV, Class A	858,225	570,042
	Alpek SAB de CV	1,130,127	1,585,703
*	Alsea SAB de CV	1,253,320	2,407,579
*	Axtel SAB de CV	6,155,647	431,855
Ω	Banco del Bajio SA	2,573,919	7,246,414
	Bolsa Mexicana de Valores SAB de CV	1,254,686	2,274,684
	Consorcio ARA SAB de CV	5,594,857	889,507
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	1,663,847
#	Corp Actinver SAB de CV	198,770	124,401
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	450,788
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	3,510,902
	Corp. Moctezuma SAB de CV	838,557	2,492,859
	Corporativo Fragua SAB de CV	3	47
*	Corpovael SA de CV	73,341	9,032
	Cydsa SAB de CV	10,875	7,135
# * ††	Empresas ICA SAB de CV	3,768,186	18,258
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,287
	GCC SAB de CV	555,674	3,466,757
#	Genomma Lab Internacional SAB de CV, Class B	2,030,927	1,563,198
	Gentera SAB de CV	2,941,632	3,016,906
	Gruma SAB de CV, Class B	26,146	301,735
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,624,401
	Grupo Comercial Chedraui SA de CV	1,754,925	7,093,925
#	Grupo Herdez SAB de CV	1,428,625	2,864,749
*	Grupo Hotelero Santa Fe SAB de CV	618,935	125,580
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,684,206
	Grupo KUO SAB de CV, Class B	714,554	1,496,694
*	Grupo Pochteca SAB de CV	336,841	144,509
*	Grupo Posadas SAB de CV	164,564	213,959
#	Grupo Rotoplas SAB de CV	786,579	1,191,004
*	Grupo Sanborns SAB de CV	905,924	1,120,231
*	Grupo Simec SAB de CV, Class B	954,497	9,538,707
#* Ω	Grupo Traxion SAB de CV	317,143	371,198
# *	Hoteles City Express SAB de CV	1,160,092	319,109
	Industrias Bachoco SAB de CV, Class B	1,126,567	4,601,110
*	Industrias CH SAB de CV, Class B	1,752,132	19,365,158
	La Comer SAB de CV	3,003,626	5,518,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings SAB de CV	2,030,295	$4,229,055
# *	Minera Frisco SAB de CV, Class A1	5,327,018	639,898
* Ω	Nemak SAB de CV	2,609,193	705,864
	Operadora de Sites Mexicanos SA de CV, Class A	2,337,869	2,573,508
	Orbia Advance Corp. SAB de CV	49,219	82,798
*	Organizacion Cultiba SAB de CV	1,103,096	606,862
	Organizacion Soriana SAB de CV, Class B	358,274	547,004
	Promotora y Operadora de Infraestructura SAB de CV	543,423	4,087,809
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	36,439
#	Qualitas Controladora SAB de CV	347,921	1,365,309
	Regional SAB de CV	520,708	3,629,424
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Rassini	3,300	0
*	Unifin Financiera SAB de CV	48,493	4,014
*	Vista Energy SAB de CV, ADR	2,874	38,023
*	Vitro SAB de CV, Class A	704,098	630,785

TOTAL MEXICO			111,859,231

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	3,671,200	608,662
	A Soriano Corp.	2,931,411	450,036
††	ACR Mining Corp.	48,205	2,792
*	AgriNurture, Inc.	480,000	56,912
	AllHome Corp.	193,200	9,224
	Alliance Global Group, Inc.	7,091,400	1,106,186
	Alsons Consolidated Resources, Inc.	2,780,000	38,970
	Apex Mining Co., Inc.	5,852,000	145,058
*	Apollo Global Capital, Inc.	27,650,000	13,373
*	AyalaLand Logistics Holdings Corp.	4,021,100	223,984
*	Belle Corp.	13,307,400	262,266
*	Bloomberry Resorts Corp.	9,045,400	1,099,836
*	Cebu Air, Inc.	603,320	377,556
*	Cebu Holdings, Inc.	3,180,400	265,902
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	116,955
	Century Pacific Food, Inc.	2,790,500	1,146,597
	Century Properties Group, Inc.	4,391,151	26,514
	China Banking Corp.	6,526,914	2,924,502
	COL Financial Group, Inc.	922,000	49,824
	Cosco Capital, Inc.	11,229,900	765,004
	D&L Industries, Inc.	6,538,700	888,275
*	DITO CME Holdings Corp.	1,016,100	51,803
	DMCI Holdings, Inc.	7,609,100	1,254,306
	DoubleDragon Corp.	2,132,190	207,115
	Eagle Cement Corp.	574,500	205,252
	East West Banking Corp.	1,996,300	202,062
	Filinvest Development Corp.	3,356,422	369,883
	Filinvest Land, Inc.	53,722,577	723,261
	First Gen Corp.	235,300	63,284
	First Philippine Holdings Corp.	1,712,200	1,807,578
	Global Ferronickel Holdings, Inc.	4,072,911	158,144
*	Global-Estate Resorts, Inc.	2,410,000	34,918
	GT Capital Holdings, Inc.	152,490	1,090,306
*	Holcim Philippines, Inc.	2,182,300	146,364
*	Integrated Micro-Electronics, Inc.	2,685,414	233,236
	LT Group, Inc.	2,600,500	363,523
*	MacroAsia Corp.	1,945,032	155,198
	Manila Water Co., Inc.	7,255,700	2,049,881
*	Max’s Group, Inc.	832,200	62,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Megawide Construction Corp.	2,375,208	$141,920
	Megaworld Corp.	16,918,000	610,337
	Metro Pacific Investments Corp.	13,174,000	833,526
	Nickel Asia Corp.	10,067,100	843,211
*	Petron Corp.	9,686,800	417,500
*	Philcomsat Holdings Corp.	316,021	1,738
	Philex Mining Corp.	4,552,300	181,583
*	Philippine National Bank	1,895,726	629,047
* ††	Philippine National Construction Corp.	173,000	2,744
	Philippine Savings Bank	474,907	464,257
*	Philippine Seven Corp.	10,510	12,123
	Philippine Stock Exchange, Inc.	74,482	212,188
* ††	Philtown Properties, Inc.	430,294	0
*	Phoenix Petroleum Philippines, Inc.	929,580	136,615
	Pilipinas Shell Petroleum Corp.	1,365,390	406,482
	Premium Leisure Corp.	16,097,000	122,100
	Puregold Price Club, Inc.	1,996,790	1,036,063
*	PXP Energy Corp.	2,777,800	282,238
	RFM Corp.	7,485,068	490,238
	Rizal Commercial Banking Corp.	2,651,952	1,039,744
	Robinsons Land Corp.	8,402,151	2,161,850
	Robinsons Retail Holdings, Inc.	1,008,440	935,782
	Security Bank Corp.	494,790	740,868
	Semirara Mining & Power Corp.	224,900	136,733
	Shakey’s Pizza Asia Ventures, Inc.	274,900	34,513
*	Top Frontier Investment Holdings, Inc.	2,580	4,651
	Union Bank of the Philippines	2,090,564	2,786,454
	Vista Land & Lifescapes, Inc.	30,112,200	898,446
	Vistamalls, Inc.	589,600	34,316
	Wilcon Depot, Inc.	3,038,100	1,544,060

TOTAL PHILIPPINES			36,898,462

POLAND — (0.9%)
*	11 bit studios SA	4,289	483,858
	AB SA	2,202	18,910
*	Agora SA	118,444	123,921
*	Alior Bank SA	197,391	1,213,555
	Alumetal SA	7,000	97,134
#	Amica SA	13,231	196,749
*	AmRest Holdings SE	43,597	167,581
	Apator SA	59,870	173,210
#	ASBISc Enterprises PLC	51,262	231,825
	Asseco Poland SA	52,876	760,777
	Auto Partner SA	10,278	24,947
	Bank Handlowy w Warszawie SA	35,620	461,022
*	Bank Millennium SA	740,670	674,689
# *	Bank Ochrony Srodowiska SA	63,177	101,554
*	Benefit Systems SA	1,135	147,011
# *	Bioton SA	111,045	82,204
	Boryszew SA	130,974	121,739
	Budimex SA	56,826	2,852,963
	Bumech SA	642	8,972
# *	CCC SA	72,112	555,845
#	Celon Pharma SA	11,092	31,349
# *	CI Games SA	240,060	135,732
*	Ciech SA	76,136	533,461
	Cognor Holding SA	33,792	26,098
#	ComArch SA	12,137	355,829
#	Develia SA	1,491,512	619,027

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Dom Development SA	14,033	$248,012
#	Echo Investment SA	22,550	14,215
*	Enea SA	713,481	778,745
*	Eurocash SA	187,631	447,896
	Fabryki Mebli Forte SA	74,704	290,945
# *	Famur SA	717,909	462,381
	Firma Oponiarska Debica SA	4,682	49,450
#	Globe Trade Centre SA	449,774	572,979
*	Grupa Azoty SA	119,312	817,448
	Grupa Kety SA	54,943	5,668,090
	Inter Cars SA	36,447	2,746,139
# *	Jastrzebska Spolka Weglowa SA	150,049	1,301,314
	Kernel Holding SA	90,829	314,311
	KRUK SA	67,950	3,956,902
	LiveChat Software SA	21,353	496,251
# *	Lubawa SA	30,768	14,910
#	Lubelski Wegiel Bogdanka SA	25,286	176,924
	Mirbud SA	32,611	21,771
	Mo-BRUK SA	585	35,019
	Neuca SA	1,203	153,651
	NEWAG SA	522	1,485
# *	PKP Cargo SA	62,771	160,087
#	PlayWay SA	2,915	172,222
*	Polimex-Mostostal SA	48,575	34,679
#	Stalexport Autostrady SA	350,306	188,022
*	Tauron Polska Energia SA	2,605,956	1,057,334
	Tim SA	15,749	89,108
	VRG SA	873,743	625,349
#	Warsaw Stock Exchange	48,075	325,362
# *	Wawel SA	365	32,082
	Wirtualna Polska Holding SA	2,954	57,416
Ω	XTB SA	31,923	182,291
#	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,375
# *	Zespol Elektrowni Patnow Adamow Konin SA	86,407	494,789

TOTAL POLAND			32,190,916

QATAR — (0.9%)
	Aamal Co.	5,648,983	1,744,847
	Al Khaleej Takaful Group QSC	475,885	345,497
	Al Meera Consumer Goods Co. QSC	256,977	1,235,657
*	Alijarah Holding Co. QPSC	991,777	245,969
	Baladna	2,035,733	925,050
	Barwa Real Estate Co.	3,540,857	3,304,029
*	Dlala Brokerage & Investments Holding Co. QSC	354,306	162,984
	Doha Bank QPSC	3,560,833	2,156,278
	Doha Insurance Co. QSC	178,039	100,524
*	Estithmar Holding QPSC	3,254,754	1,624,663
*	Gulf International Services QSC	2,627,664	1,311,649
	Gulf Warehousing Co.	763,972	896,244
*	Lesha Bank LLC	3,432,187	1,154,572
	Mannai Corp. QSC	294,024	613,312
*	Mazaya Real Estate Development QPSC	2,272,872	521,379
	Medicare Group	504,405	964,244
	Qatar Aluminum Manufacturing Co.	5,693,630	2,533,237
	Qatar Insurance Co. SAQ	3,096,864	1,835,854
	Qatar International Islamic Bank QSC	291,121	924,683
	Qatar Islamic Insurance Group	13,547	33,052
	Qatar National Cement Co. QSC	600,194	750,766
	Qatar Navigation QSC	955,807	2,691,732

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Salam International Investment Ltd. QSC	2,728,762	$580,971
	United Development Co. QSC	5,503,272	2,164,707
	Vodafone Qatar QSC	5,189,123	2,385,522
*	Widam Food Co.	298,655	228,388
	Zad Holding Co.	7,517	35,586

TOTAL QATAR			31,471,396

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VK Co. Ltd., GDR	126,978	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (3.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	47,049	226,691
	Abdullah Al Othaim Markets Co.	70,915	2,142,321
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	248,534
	Advanced Petrochemical Co.	314,249	3,698,597
*	Al Alamiya for Cooperative Insurance Co.	77,220	310,681
	Al Babtain Power & Telecommunication Co.	80,373	481,451
*	Al Etihad Cooperative Insurance Co.	94,568	340,802
*	Al Gassim Investment Holding Co.	33,599	198,617
	Al Hammadi Holding	252,667	3,022,214
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	558,628
	Al Jouf Agricultural Development Co.	45,839	526,158
*	Al Jouf Cement Co.	201,449	620,568
*	Al Khaleej Training & Education Co.	190,689	802,298
	Al Moammar Information Systems Co.	66,233	1,864,796
*	Al Rajhi Co. for Co-operative Insurance	73,964	2,015,062
*	Al Sagr Cooperative Insurance Co.	22,496	109,076
	Al Yamamah Steel Industries Co.	84,219	669,278
*	AlAbdullatif Industrial Investment Co.	139,281	657,972
	Alandalus Property Co.	194,116	820,088
	Alaseel Co.	47,539	539,604
*	Al-Baha Development & Investment Co.	57,086	214,780
	Aldrees Petroleum & Transport Services Co.	127,998	2,470,599
*	AlJazira Takaful Ta’awuni Co.	89,751	365,676
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	464,647
	Al-Omran Industrial & Trading Co.	8,854	201,302
	Alujain Corp.	82,243	1,027,298
*	Arab Sea Information Systems Co.	15,224	336,745
*	Arabia Insurance Cooperative Co.	47,353	159,048
	Arabian Cement Co.	185,419	1,854,067
	Arabian Centres Co. Ltd.	298,279	1,549,812
*	Arabian Shield Cooperative Insurance Co.	151,853	710,920
	Arriyadh Development Co.	350,650	1,893,405
	Astra Industrial Group	153,280	2,244,182
	Ataa Educational Co.	34,801	490,651
	Baazeem Trading Co.	15,303	276,166
*	Basic Chemical Industries Ltd.	42,491	413,206
*	Batic Investments & Logistic Co.	109,054	686,632
	Bawan Co.	95,676	955,540

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Buruj Cooperative Insurance Co.	52,247	$224,487
*	Chubb Arabia Cooperative Insurance Co.	44,551	195,500
	City Cement Co.	270,893	1,464,016
*	Co. for Cooperative Insurance	183,232	4,129,417
	Dallah Healthcare Co.	116,339	4,959,732
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,436,392
*	Dur Hospitality Co.	195,380	1,107,211
	Eastern Province Cement Co.	112,249	1,321,606
	Electrical Industries Co.	65,904	471,082
*	Emaar Economic City	1,261,768	3,221,778
*	Fawaz Abdulaziz Al Hokair & Co.	113,211	521,102
	Fitaihi Holding Group	58,130	599,971
*	Gulf General Cooperative Insurance Co.	27,302	60,727
	Gulf Insurance Group	76,953	531,677
	Hail Cement Co.	198,272	671,905
	Halwani Brothers Co.	73,696	1,151,500
*	Herfy Food Services Co.	63,460	661,795
*	Jazan Energy & Development Co.	97,806	354,511
	L’Azurde Co. for Jewelry	83,263	319,176
	Leejam Sports Co. JSC	77,737	1,635,764
	Maharah Human Resources Co.	84,550	1,356,961
*	Malath Cooperative Insurance Co.	94,457	323,787
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,838	460,414
*	Methanol Chemicals Co.	131,270	1,075,051
*	Middle East Healthcare Co.	160,943	1,384,264
	Middle East Paper Co.	91,764	1,271,046
*	Middle East Specialized Cables Co.	32,002	100,711
*	Mobile Telecommunications Co. Saudi Arabia	1,338,969	4,624,653
	Najran Cement Co.	338,041	1,142,081
*	Nama Chemicals Co.	36,949	443,870
*	National Agriculture Development Co.	182,352	1,265,413
	National Co. for Glass Industries	63,808	655,566
	National Co. for Learning & Education	40,617	641,456
	National Gas & Industrialization Co.	129,343	1,848,095
	National Gypsum	62,155	437,061
*	National Industrialization Co.	885,659	3,148,727
	National Medical Care Co.	79,644	1,482,606
	Northern Region Cement Co.	394,791	1,231,377
	Qassim Cement Co.	136,489	2,738,370
*	Raydan Food Co.	21,364	148,833
*	Saudi Airlines Catering Co.	146,816	3,023,350
*	Saudi Arabian Cooperative Insurance Co.	56,673	195,992
	Saudi Automotive Services Co.	114,087	960,090
	Saudi Cement Co.	269,497	3,822,372
	Saudi Ceramic Co.	154,509	1,702,165
	Saudi Chemical Co. Holding	161,737	1,263,125
*	Saudi Co. For Hardware CJSC	69,700	624,477
*	Saudi Ground Services Co.	304,029	2,105,001
	Saudi Industrial Services Co.	145,826	865,064
*	Saudi Marketing Co.	85,805	495,984
*	Saudi Paper Manufacturing Co.	31,656	236,435
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	136,212	960,008
*	Saudi Printing & Packaging Co.	81,990	381,457
*	Saudi Public Transport Co.	248,132	1,116,356
*	Saudi Real Estate Co.	623,638	2,088,008
*	Saudi Reinsurance Co.	192,614	681,906
*	Saudi Research & Media Group	39,943	2,139,643
*	Saudi Steel Pipe Co.	42,075	230,007
	Saudia Dairy & Foodstuff Co.	48,176	3,011,719

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Savola Group	7,824	$60,956
*	Seera Group Holding	565,462	2,870,101
*	Sinad Holding Co.	240,983	813,939
	Southern Province Cement Co.	143,529	2,091,937
	Tabuk Cement Co.	183,346	852,174
*	Takween Advanced Industries Co.	131,028	370,647
	Umm Al-Qura Cement Co.	109,945	543,246
*	United Co-operative Assurance Co.	58,749	127,733
	United Electronics Co.	143,822	2,925,837
	United International Transportation Co.	124,963	1,520,875
	United Wire Factories Co.	63,308	506,658
*	Wafrah for Industry and Development	31,367	290,732
*	Walaa Cooperative Insurance Co.	135,005	488,485
*	Wataniya Insurance Co.	27,127	107,454
*	Yamama Cement Co.	382,705	2,991,917
	Yanbu Cement Co.	281,306	3,120,329
	Zahrat Al Waha For Trading Co.	41,562	395,732
*	Zamil Industrial Investment Co.	123,209	586,238

TOTAL SAUDI ARABIA			138,555,952

SOUTH AFRICA — (3.8%)
	Adcock Ingram Holdings Ltd.	158,484	411,898
	Advtech Ltd.	2,588,777	2,510,347
	AECI Ltd.	485,126	2,440,500
	African Rainbow Minerals Ltd.	256,363	3,610,133
	Afrimat Ltd.	162,854	425,500
	Alexander Forbes Group Holdings Ltd.	2,051,912	553,695
	Altron Ltd., Class A	940,823	449,096
	Alviva Holdings Ltd.	411,231	514,602
	Astral Foods Ltd.	141,045	1,354,261
*	Aveng Ltd.	10,798	9,223
#	AVI Ltd.	1,073,577	4,300,203
	Barloworld Ltd.	811,474	4,541,183
*	Blue Label Telecoms Ltd.	1,427,968	401,134
# *	Brait PLC	3,522,364	835,527
#	Cashbuild Ltd.	69,167	722,535
	Caxton & CTP Publishers & Printers Ltd.	323,754	167,338
*	City Lodge Hotels Ltd.	1,183,037	270,025
	Coronation Fund Managers Ltd.	629,926	1,124,498
	Curro Holdings Ltd.	519,879	239,009
#	DataTec Ltd.	2,023,964	4,551,150
Ω	Dis-Chem Pharmacies Ltd.	989,847	1,809,273
*	Distell Group Holdings Ltd.	227,535	2,149,913
	DRDGOLD Ltd.	1,386,609	715,728
	Exxaro Resources Ltd.	98,848	1,101,484
	Famous Brands Ltd.	309,750	950,466
	Foschini Group Ltd.	907,837	5,675,989
	Grand Parade Investments Ltd.	1,258,031	232,277
	Grindrod Ltd.	1,987,164	1,121,288
	Grindrod Shipping Holdings Ltd.	38,439	991,474
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	4,556,852
	Hudaco Industries Ltd.	116,059	864,504
	Italtile Ltd.	902,956	675,886
	JSE Ltd.	307,885	1,701,196
	KAP Industrial Holdings Ltd.	8,476,005	2,131,524
*	Lesaka Technologies, Inc.	776	2,580
	Lewis Group Ltd.	578,141	1,515,560
	Life Healthcare Group Holdings Ltd.	4,434,814	4,765,656
*	Massmart Holdings Ltd.	342,043	1,139,144

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources Ltd.	3,009,333	$203,293
	Metair Investments Ltd.	778,116	1,172,877
	MiX Telematics Ltd.	37,895	10,523
	MiX Telematics Ltd., Sponsored ADR	27,358	219,411
	Momentum Metropolitan Holdings	3,353,713	3,132,669
	Motus Holdings Ltd.	459,916	2,903,736
	Mpact Ltd.	1,117,953	1,703,267
	Mr Price Group Ltd.	433,611	4,173,404
	MultiChoice Group	299,951	1,960,422
*	Murray & Roberts Holdings Ltd.	1,606,489	415,619
*	Nampak Ltd.	1,413,032	144,839
	Netcare Ltd.	3,207,467	2,728,025
	Ninety One Ltd.	72,524	170,535
*	Northam Platinum Holdings Ltd.	76,106	711,981
	Oceana Group Ltd.	285,133	859,995
	Omnia Holdings Ltd.	832,849	3,267,550
	Pick n Pay Stores Ltd.	1,054,001	3,388,007
*	PPC Ltd.	3,859,494	468,430
	PSG Konsult Ltd.	827,407	494,199
	Raubex Group Ltd.	952,268	1,486,014
	RCL Foods Ltd.	535,302	319,659
	Reunert Ltd.	625,305	1,571,499
	RFG Holdings Ltd.	423,587	242,028
	Royal Bafokeng Platinum Ltd.	539,585	4,340,025
	Santam Ltd.	139,757	1,933,436
*	Sappi Ltd.	1,465,415	4,514,658
*	Southern Sun Ltd.	92,144	21,595
	SPAR Group Ltd.	596,664	5,057,843
	Spur Corp. Ltd.	313,469	354,942
	Sun International Ltd.	1,072,783	1,930,282
	Super Group Ltd.	1,617,616	2,289,646
*	Telkom SA SOC Ltd.	1,012,159	2,010,229
#	Tiger Brands Ltd.	255,314	2,583,336
	Transaction Capital Ltd.	1,597,214	3,570,410
*	Trencor Ltd.	903,601	292,703
	Truworths International Ltd.	1,167,171	3,321,605
	Tsogo Sun Gaming Ltd.	1,735,276	1,088,194
*	Wilson Bayly Holmes-Ovcon Ltd.	274,413	1,441,441
	Woolworths Holdings Ltd.	2,234,195	7,661,480

TOTAL SOUTH AFRICA			135,692,458

SOUTH KOREA — (11.3%)
# *	3S Korea Co. Ltd.	179,036	302,806
	ABco Electronics Co. Ltd.	34,238	252,738
	ABOV Semiconductor Co. Ltd.	51,471	363,937
# *	Abpro Bio Co. Ltd.	630,240	230,212
*	Actoz Soft Co. Ltd.	15,291	69,125
	ADTechnology Co. Ltd.	4,814	55,781
#	Advanced Nano Products Co. Ltd.	28,035	1,824,052
#	Advanced Process Systems Corp.	42,216	509,824
	Aekyung Chemical Co. Ltd.	15,553	101,209
	Aekyung Industrial Co. Ltd.	18,948	146,083
*	AeroSpace Technology of Korea, Inc.	27,207	80,307
	AfreecaTV Co. Ltd.	27,213	1,515,087
*	Agabang&Company	62,474	137,202
	Ahnlab, Inc.	22,134	966,928
*	Air Busan Co. Ltd.	13,576	18,562
	AJ Networks Co. Ltd.	57,598	237,180
*	Ajin Industrial Co. Ltd.	102,112	198,028

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	AJINEXTEK Co. Ltd.	4,451	$27,074
	AK Holdings, Inc.	13,911	110,038
*	ALUKO Co. Ltd.	176,811	311,542
*	Amicogen, Inc.	32,817	436,802
*	Aminologics Co. Ltd.	257,988	345,792
*	Amo Greentech Co. Ltd.	16,729	178,024
*	Amotech Co. Ltd.	28,871	440,947
*	Anam Electronics Co. Ltd.	194,257	251,650
# *	Ananti, Inc.	237,282	878,994
*	Anapass, Inc.	2,646	46,323
*	Anterogen Co. Ltd.	17,628	176,450
*	Apact Co. Ltd.	31,899	110,432
*	APRO Co. Ltd.	1,974	22,396
*	Aprogen pharmaceuticals, Inc.	861,356	334,982
*	Aprogen, Inc.	125,988	92,148
	APS Holdings Corp.	46,153	388,089
	APTC Co. Ltd.	26,444	258,081
* ††	Arion Technology, Inc.	51,658	1,870
*	Aroot Co. Ltd.	130,461	46,703
	Asia Cement Co. Ltd.	56,758	368,586
	ASIA Holdings Co. Ltd.	3,528	269,635
	Asia Pacific Satellite, Inc.	6,851	43,207
	Asia Paper Manufacturing Co. Ltd.	17,756	455,779
*	Asiana Airlines, Inc.	82,372	597,409
*	ASTORY Co. Ltd.	9,483	136,966
	Atec Co. Ltd.	16,045	99,114
*	A-Tech Solution Co. Ltd.	10,226	68,708
	Atinum Investment Co. Ltd.	131,075	250,622
*	ATON, Inc.	2,476	44,412
	AUK Corp.	95,994	142,008
	Aurora World Corp.	24,777	132,860
	Austem Co. Ltd.	36,276	37,756
#	Autech Corp.	46,360	190,506
	Avaco Co. Ltd.	36,513	437,668
*	Avatec Co. Ltd.	6,827	83,850
	Baiksan Co. Ltd.	54,335	327,659
* ††	Barun Electronics Co. Ltd.	1,089	4,854
*	Barunson Entertainment & Arts Corp.	89,960	51,764
	Bcworld Pharm Co. Ltd.	18,102	87,068
	BGF Co. Ltd.	119,024	272,481
#	BH Co. Ltd.	79,009	1,333,283
*	Binex Co. Ltd.	107,355	837,602
	Binggrae Co. Ltd.	21,800	570,600
# *	Bioneer Corp.	43,777	816,309
# *	BioSmart Co. Ltd.	66,962	154,170
*	Biotoxtech Co. Ltd.	46,948	240,110
	BIT Computer Co. Ltd.	62,006	245,800
	Bixolon Co. Ltd.	37,234	202,638
	Bluecom Co. Ltd.	17,420	49,294
#	Boditech Med, Inc.	87,808	634,482
*	Bohae Brewery Co. Ltd.	316,282	139,309
#	BoKwang Industry Co. Ltd.	66,131	271,671
	Bolak Co. Ltd.	110,078	110,781
	Bookook Securities Co. Ltd.	14,493	183,631
	Boryung	107,363	790,304
*	Bosung Power Technology Co. Ltd.	164,457	458,886
*	Bridge Biotherapeutics, Inc.	6,700	44,921
#	Bukwang Pharmaceutical Co. Ltd.	166,111	878,823
*	Bumyang Construction Co. Ltd.	1,797	3,994

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BusinessOn Communication Co. Ltd.	3,824	$20,689
	BYC Co. Ltd.	1,007	259,711
*	BYON Co. Ltd.	19,308	11,875
	Byucksan Corp.	165,999	226,117
*	Caelum Co. Ltd.	7,444	15,648
*	Cafe24 Corp.	35,287	249,545
*	CammSys Corp.	267,893	392,196
	Camus Engineering & Construction, Inc.	27,025	32,180
*	Capro Corp.	116,956	180,765
#	Caregen Co. Ltd.	13,593	906,971
*	Carelabs Co. Ltd.	17,016	87,071
	Cell Biotech Co. Ltd.	14,658	115,100
*	Cellumed Co. Ltd.	84,047	255,337
*	Chabiotech Co. Ltd.	127,163	1,175,155
	Changhae Ethanol Co. Ltd.	15,424	120,619
*	Charm Engineering Co. Ltd.	22,651	13,750
*	Cheil Bio Co. Ltd.	12,936	12,060
*	Chemon, Inc.	94,556	146,388
	Chemtronics Co. Ltd.	44,727	493,483
*	Chemtros Co. Ltd.	49,470	301,485
	Cheryong Electric Co. Ltd.	45,503	301,716
*	ChinHung International, Inc.	225,900	194,616
	Chinyang Holdings Corp.	86,435	182,152
	Chips&Media, Inc.	13,802	154,078
*	Choa Pharmaceutical Co.	85,589	132,907
*	Choil Aluminum Co. Ltd.	202,637	332,198
	Chokwang Leather Co. Ltd.	607	20,874
	Chokwang Paint Ltd.	16,613	87,909
#	Chong Kun Dang Pharmaceutical Corp.	19,342	1,139,306
	Chongkundang Holdings Corp.	11,961	440,652
	Choong Ang Vaccine Laboratory	28,743	210,552
*	Chorokbaem Media Co. Ltd.	48,420	354,600
	Chosun Refractories Co. Ltd.	6,616	355,241
*	CJ Bioscience, Inc.	471	8,588
	CJ Freshway Corp.	26,463	592,603
*	CJ Seafood Corp.	89,298	166,264
	CKD Bio Corp.	12,748	194,827
#	Classys, Inc.	49,967	538,853
	Clean & Science Co. Ltd.	14,112	69,432
	CLIO Cosmetics Co. Ltd.	10,125	88,657
*	Cloud Air Co. Ltd.	49,238	32,259
*	CMG Pharmaceutical Co. Ltd.	414,020	616,210
# * ††	CNT85, Inc.	1,452	10,046
*	CoAsia Corp.	22,488	98,654
*	Com2uS Holdings Corp.	16,335	493,971
	Com2uSCorp.	24,598	1,223,929
	Commax Co. Ltd.	8,272	18,299
*	Comtec Systems Co. Ltd.	55,335	24,301
*	ContentreeJoongAng Corp.	22,911	353,208
*	Coreana Cosmetics Co. Ltd.	102,112	201,701
*	Corentec Co. Ltd.	13,157	83,730
*	COSMAX NBT, Inc.	30,396	82,040
#	Cosmax, Inc.	32,365	1,038,237
*	Cosmecca Korea Co. Ltd.	5,765	26,267
*	CosmoAM&T Co. Ltd.	44,494	2,089,210
*	Cosmochemical Co. Ltd.	54,550	961,588
#	Cowell Fashion Co. Ltd.	106,695	379,848
	Cowintech Co. Ltd.	12,547	222,899
	Creas F&C Co. Ltd.	2,747	38,288

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Creative & Innovative System	187,522	$1,712,919
#	Creverse, Inc.	5,127	74,405
	Crown Confectionery Co. Ltd.	3,157	18,024
	CROWNHAITAI Holdings Co. Ltd.	23,850	101,850
*	CrystalGenomics, Inc.	185,334	442,593
*	CS Bearing Co. Ltd.	34,118	177,268
*	CTC BIO, Inc.	80,932	384,219
	CTK Co. Ltd.	2,437	9,790
*	Cube Entertainment, Inc.	12,798	156,370
	Cuckoo Holdings Co. Ltd.	31,442	358,296
	Cuckoo Homesys Co. Ltd.	26,647	536,314
*	Curexo, Inc.	43,440	217,707
# *	Curo Co. Ltd.	478,720	109,492
*	CUROCOM Co. Ltd.	73,660	41,381
	Cymechs, Inc.	25,921	218,886
	D.I Corp.	80,289	247,296
*	DA Technology Co. Ltd.	60,673	151,493
	Dae Han Flour Mills Co. Ltd.	4,392	397,311
	Dae Hwa Pharmaceutical Co. Ltd.	48,070	341,930
	Dae Hyun Co. Ltd.	102,719	152,201
*	Dae Won Chemical Co. Ltd.	80,068	151,719
	Dae Won Kang Up Co. Ltd.	151,346	270,684
*	Dae Young Packaging Co. Ltd.	248,153	257,557
# *	Daea TI Co. Ltd.	259,690	518,214
*	Daebo Magnetic Co. Ltd.	5,876	248,856
#	Daebongls Co. Ltd.	23,249	124,391
#	Daechang Co. Ltd.	221,469	198,588
	Daedong Corp.	59,572	478,305
	Daeduck Electronics Co. Ltd.	99,329	1,709,775
	Daehan New Pharm Co. Ltd.	38,400	232,447
	Daehan Steel Co. Ltd.	34,780	298,461
*	Dae-Il Corp.	40,268	112,804
#	Daejoo Electronic Materials Co. Ltd.	40,913	2,573,380
	Daekyo Co. Ltd.	53,089	85,483
	Daelim B&Co Co. Ltd.	36,970	99,351
*	Daemyung Sonoseason Co. Ltd.	230,575	112,381
	Daeryuk Can Co. Ltd.	12,389	36,448
#	Daesang Corp.	81,947	1,203,920
	Daesang Holdings Co. Ltd.	51,274	254,554
	Daesung Energy Co. Ltd.	35,012	270,594
	Daesung Holdings Co. Ltd.	12,873	891,806
*	Daesung Industrial Co. Ltd.	83,195	238,639
*	Daesung Private Equity, Inc.	34,984	66,779
*	Daewon Cable Co. Ltd.	206,186	170,345
*	Daewon Media Co. Ltd.	33,749	279,975
	Daewon Pharmaceutical Co. Ltd.	77,632	916,830
	Daewon San Up Co. Ltd.	55,250	213,475
# *	Daewoo Electronic Components Co. Ltd.	138,153	148,249
	Daewoong Co. Ltd.	58,330	844,026
	Daewoong Pharmaceutical Co. Ltd.	1,801	203,896
*	Dahaam E-Tec Co. Ltd.	2,100	61,919
	Daihan Pharmaceutical Co. Ltd.	19,913	389,771
	Daishin Securities Co. Ltd.	112,901	1,104,662
# *	Danal Co. Ltd.	202,555	820,479
*	Danawa Co. Ltd.	30,039	360,066
	Daol Investment & Securities Co. Ltd.	164,356	356,538
	Daou Data Corp.	60,778	662,414
	Daou Technology, Inc.	91,181	1,157,149
# *	Dasan Networks, Inc.	113,280	319,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dawonsys Co. Ltd.	111,345	$1,333,324
# *	Dayou Automotive Seat Technology Co. Ltd.	183,340	85,676
*	Dayou Plus Co. Ltd.	354,517	204,374
	DB Financial Investment Co. Ltd.	126,888	358,112
*	DB, Inc.	499,370	263,956
	DCM Corp.	18,701	183,554
*	Dentis Co. Ltd.	9,604	49,043
#	Dentium Co. Ltd.	26,896	1,437,616
	Deutsch Motors, Inc.	97,283	426,180
*	Development Advance Solution Co. Ltd.	39,144	146,448
	Device ENG Co. Ltd.	1,354	14,746
#	Devsisters Co. Ltd.	8,768	299,432
*	Dexter Studios Co. Ltd.	49,256	318,266
#	DGB Financial Group, Inc.	629,641	2,998,224
	DI Dong Il Corp.	52,974	533,630
	Digital Chosun Co. Ltd.	50,523	81,951
	Digital Daesung Co. Ltd.	66,620	298,578
*	DIO Corp.	45,722	636,052
	Display Tech Co. Ltd.	44,803	153,176
	DL Construction Co. Ltd.	26,871	247,768
#	DL Holdings Co. Ltd.	39,308	1,693,898
* ††	DMOA Co. Ltd.	414,534	137,365
	DMS Co. Ltd.	78,897	259,484
	DN Automotive Corp.	2,721	110,602
#	DNF Co. Ltd.	35,213	324,978
	Dohwa Engineering Co. Ltd.	60,443	379,512
	Dong Ah Tire & Rubber Co. Ltd.	38,282	311,551
	Dong-A Hwasung Co. Ltd.	14,590	78,729
	Dong-A Socio Holdings Co. Ltd.	14,514	1,037,839
	Dong-A ST Co. Ltd.	21,335	815,498
	Dong-Ah Geological Engineering Co. Ltd.	32,330	298,884
*	Dongbang Transport Logistics Co. Ltd.	94,680	142,410
	Dongbu Corp.	31,671	151,197
#	Dongil Industries Co. Ltd.	4,037	505,969
	Dongjin Semichem Co. Ltd.	65,470	1,377,707
	Dongkoo Bio & Pharma Co. Ltd.	21,999	86,916
	DongKook Pharmaceutical Co. Ltd.	95,048	1,046,249
	Dongkuk Industries Co. Ltd.	121,053	398,837
	Dongkuk Steel Mill Co. Ltd.	234,980	1,882,828
	Dongkuk Structures & Construction Co. Ltd.	120,350	439,118
	Dongsung Chemical Co. Ltd.	120,509	373,252
	Dongsung Finetec Co. Ltd.	71,914	556,709
*	Dongwha Enterprise Co. Ltd.	17,954	825,418
#	Dongwha Pharm Co. Ltd.	80,593	510,107
	Dongwon Development Co. Ltd.	153,298	382,613
	Dongwon F&B Co. Ltd.	4,936	446,776
	Dongwon Industries Co. Ltd.	4,704	759,105
#	Dongwon Systems Corp.	24,688	794,618
*	Dongwoo Farm To Table Co. Ltd.	32,913	62,779
	Dongyang E&P, Inc.	19,653	173,539
*	Dongyang Steel Pipe Co. Ltd.	396,748	282,099
#	Doosan Co. Ltd.	23,474	1,271,791
	Doosan Tesna, Inc.	20,410	381,402
#	DoubleUGames Co. Ltd.	36,271	1,219,001
	Douzone Bizon Co. Ltd.	29,827	637,503
*	Dream Security Co. Ltd.	44,221	83,976
	Dreamtech Co. Ltd.	7,465	50,138
*	Dreamus Co.	62,262	115,283
# *	DRTECH Corp.	88,665	86,303

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DSC Investment, Inc.	25,978	$75,178
*	DSK Co. Ltd.	6,892	27,939
*	Duck Yang Industry Co. Ltd.	6,699	13,767
*	Duckshin Housing Co. Ltd.	41,004	46,506
# *	Duk San Neolux Co. Ltd.	41,465	1,113,752
*	Duksan Hi-Metal Co. Ltd.	6,584	26,504
*	Duksan Techopia Co. Ltd.	12,794	156,226
	DY Corp.	62,461	237,851
	DY POWER Corp.	34,233	262,655
	DYPNF Co. Ltd.	10,346	296,436
*	E Investment&Development Co. Ltd.	59,835	41,926
# *	E& Corp. Co. Ltd.	111,656	205,153
*	E&D Co. Ltd.	13,658	279,403
	E1 Corp.	13,432	402,564
	Eagle Veterinary Technology Co. Ltd.	7,061	30,001
	Eagon Industrial Ltd.	8,464	44,371
	Easy Bio, Inc.	87,948	236,537
#	Easy Holdings Co. Ltd.	176,052	354,878
	eBEST Investment & Securities Co. Ltd.	14,685	52,025
#	Echo Marketing, Inc.	47,640	469,033
	Ecoplastic Corp.	6,173	13,127
	Ecopro HN Co. Ltd.	13,855	500,940
	e-Credible Co. Ltd.	18,917	226,896
*	Eehwa Construction Co. Ltd.	55,076	158,629
# *	EG Corp.	19,573	99,267
*	Ehwa Technologies Information Co. Ltd.	455,538	223,904
	Elentec Co. Ltd.	49,808	423,380
*	EMKOREA Co. Ltd.	136,418	269,643
	EM-Tech Co. Ltd.	42,707	817,961
*	Enex Co. Ltd.	33,251	20,496
	ENF Technology Co. Ltd.	37,945	608,091
*	Enplus Co. Ltd.	92,834	323,902
*	Enzychem Lifesciences Corp.	57,121	76,479
#	Eo Technics Co. Ltd.	31,038	1,416,878
	Estechpharma Co. Ltd.	42,421	217,734
*	ESTsoft Corp.	27,672	190,708
*	E-TRON Co. Ltd.	1,491,477	164,142
*	Eubiologics Co. Ltd.	18,604	135,365
	Eugene Corp.	191,672	457,377
	Eugene Investment & Securities Co. Ltd.	263,075	423,091
	Eugene Technology Co. Ltd.	54,249	818,429
	Eusu Holdings Co. Ltd.	59,047	285,886
*	Eutilex Co. Ltd.	2,530	12,930
*	EV Advanced Material Co. Ltd.	44,834	53,076
*	Ewon Comfortech Co. Ltd.	14,501	86,531
*	E-World	79,853	87,593
*	Exem Co. Ltd.	92,152	232,332
*	ezCaretech Co. Ltd.	7,329	91,837
	F&F Co. Ltd.	35,705	3,637,911
	Farmsco	14,684	37,864
	FarmStory Co. Ltd.	168,511	238,468
	Fila Holdings Corp.	39,242	898,750
	Fine M-Tec Co. Ltd.	5,701	30,295
#	Fine Semitech Corp.	39,942	377,440
	Fine Technix Co. Ltd.	3,101	5,129
*	Firstec Co. Ltd.	116,567	247,074
*	Flask Co. Ltd.	9,575	10,103
*	FNC Entertainment Co. Ltd.	3,147	10,193
	Foosung Co. Ltd.	139,078	1,206,417

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Fursys, Inc.	14,385	$276,599
*	FutureChem Co. Ltd.	21,109	142,196
	Gabia, Inc.	43,120	308,181
#	Galaxia Moneytree Co. Ltd.	59,849	211,779
	Gaon Cable Co. Ltd.	6,271	73,426
*	GemVax & Kael Co. Ltd.	40,963	355,827
	Gemvaxlink Co. Ltd.	210,716	152,895
*	Genematrix, Inc.	12,082	39,470
# *	Genexine, Inc.	34,769	545,123
*	Genie Music Corp.	124,776	330,248
*	GenNBio, Inc.	2,619	2,993
	GENOLUTION, Inc.	6,482	47,012
*	Genomictree, Inc.	14,507	91,516
	Genoray Co. Ltd.	2,039	11,434
	Geumhwa PSC Co. Ltd.	6,842	134,133
*	Gigalane Co. Ltd.	63,904	53,691
	Global Standard Technology Co. Ltd.	14,039	194,424
	GMB Korea Corp.	24,445	83,147
*	GNCO Co. Ltd.	36,104	11,067
#	Golfzon Co. Ltd.	12,615	1,019,269
	Golfzon Newdin Holdings Co. Ltd.	84,626	319,341
# * ††	Good People Co. Ltd.	225,318	31,290
#	Gradiant Corp.	41,255	394,686
# *	Grand Korea Leisure Co. Ltd.	85,132	847,248
	Green Chemical Co. Ltd.	2,787	19,237
	Green Cross Holdings Corp.	80,040	972,772
*	GS Global Corp.	194,831	368,185
	Gwangju Shinsegae Co. Ltd.	13,770	304,297
	Haatz, Inc.	5,684	20,642
	HAESUNG DS Co. Ltd.	39,224	1,042,997
	Haesung Industrial Co. Ltd.	1,319	9,526
	Haitai Confectionery & Foods Co. Ltd.	37,409	154,358
#	Han Kuk Carbon Co. Ltd.	111,192	864,307
	Hana Materials, Inc.	13,726	294,435
# *	Hana Micron, Inc.	128,070	837,599
	Hana Pharm Co. Ltd.	859	8,615
# *	Hanall Biopharma Co. Ltd.	89,064	885,143
*	Hancom, Inc.	56,997	522,743
	Handok, Inc.	32,265	366,623
	Handsome Co. Ltd.	52,459	922,636
	Hanil Cement Co. Ltd.	32,697	258,776
	Hanil Feed Co. Ltd.	58,748	253,219
	Hanil Holdings Co. Ltd.	47,288	334,932
	Hanil Hyundai Cement Co. Ltd.	8,926	113,852
	Hanjin Transportation Co. Ltd.	33,634	455,283
*	Hankook Cosmetics Co. Ltd.	2,026	8,548
*	Hankook Cosmetics Manufacturing Co. Ltd.	4,096	51,627
	Hankook Shell Oil Co. Ltd.	2,629	459,408
	Hanla IMS Co. Ltd.	23,956	83,971
	Hanmi Semiconductor Co. Ltd.	165,467	1,366,235
	HanmiGlobal Co. Ltd.	31,164	866,340
	Hannong Chemicals, Inc.	3,988	37,924
*	Hans Biomed Corp.	29,685	196,396
	Hansae Co. Ltd.	72,287	746,601
	Hansae Yes24 Holdings Co. Ltd.	45,615	147,744
	Hanshin Construction Co. Ltd.	17,142	105,894
	Hanshin Machinery Co.	91,006	438,632
	Hansol Holdings Co. Ltd.	136,151	301,798
	Hansol HomeDeco Co. Ltd.	255,321	188,698

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hansol IONES Co. Ltd.	71,025	$328,493
	Hansol Paper Co. Ltd.	64,542	617,385
*	Hansol Technics Co. Ltd.	102,841	374,806
#	Hanssem Co. Ltd.	14,050	368,834
*	Hanwha General Insurance Co. Ltd.	233,991	603,859
	Hanwha Investment & Securities Co. Ltd.	393,869	678,184
	Hanyang Eng Co. Ltd.	36,442	347,259
	Hanyang Securities Co. Ltd.	35,735	217,453
	Harim Co. Ltd.	194,038	365,827
	Harim Holdings Co. Ltd.	145,706	718,946
*	HB SOLUTION Co. Ltd.	28,101	272,628
	HB Technology Co. Ltd.	211,978	271,847
	HDC Holdings Co. Ltd.	37,315	142,937
	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	758,450
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	138,609
	HDCLabs Co. Ltd.	22,528	117,733
	Hecto Financial Co. Ltd.	7,655	124,510
	Hecto Innovation Co. Ltd.	34,635	318,211
*	Helixmith Co. Ltd.	68,999	604,306
*	Heungkuk Fire & Marine Insurance Co. Ltd.	188,691	390,448
*	HFR, Inc.	18,119	384,617
	High Tech Pharm Co. Ltd.	9,245	59,172
	Hitejinro Holdings Co. Ltd.	27,709	196,267
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	109,445	233,420
*	HJ Shipbuilding & Construction Co. Ltd.	110,020	270,639
	HL D&I Halla Corp.	68,744	137,038
	HL Holdings Corp.	27,184	600,430
*	HLB Global Co. Ltd.	36,958	206,386
# *	HLB Life Science Co. Ltd.	228,090	1,938,501
*	Hlb Pharma Ceutical Co. Ltd.	5,001	49,007
*	HLB Therapeutics Co. Ltd.	59,545	564,840
	HLscience Co. Ltd.	3,143	40,465
*	Home Center Holdings Co. Ltd.	233,830	177,797
*	Homecast Co. Ltd.	116,798	337,247
	HS Industries Co. Ltd.	128,232	337,962
*	HSD Engine Co. Ltd.	128,636	590,103
*	Hugel, Inc.	12,995	1,017,992
*	Humax Co. Ltd.	65,528	161,848
	Humedix Co. Ltd.	21,560	318,432
*	Huneed Technologies	12,770	55,773
#	Huons Co. Ltd.	30,924	677,808
	Huons Global Co. Ltd.	26,394	327,287
	Huvis Corp.	52,644	181,741
	Huvitz Co. Ltd.	37,452	289,817
#	Hwa Shin Co. Ltd.	48,675	303,829
	Hwacheon Machine Tool Co. Ltd.	4,540	99,875
# *	Hwail Pharm Co. Ltd.	150,233	229,449
	Hwangkum Steel & Technology Co. Ltd.	33,205	167,015
	Hwaseung Corp. Co. Ltd.	11,150	10,403
	Hwaseung Enterprise Co. Ltd.	63,281	390,964
	HwaSung Industrial Co. Ltd.	37,257	288,520
	Hy-Lok Corp.	28,001	405,291
*	Hyosung Chemical Corp.	5,520	392,046
#	Hyosung Corp.	18,519	889,702
*	Hyosung Heavy Industries Corp.	9,479	381,097
	Hyosung TNC Corp.	4,054	742,812
	HyosungITX Co. Ltd.	13,955	128,722
	Hyundai Bioland Co. Ltd.	51,612	437,941
	Hyundai BNG Steel Co. Ltd.	36,935	269,007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Construction Equipment Co. Ltd.	50,159	$1,510,494
	Hyundai Corp.	30,105	341,894
	Hyundai Corp. Holdings, Inc.	19,173	136,509
#	Hyundai Department Store Co. Ltd.	46,770	1,773,878
# *	Hyundai Doosan Infracore Co. Ltd.	317,589	1,234,672
*	Hyundai Electric & Energy System Co. Ltd.	57,167	1,376,203
	Hyundai Elevator Co. Ltd.	72,251	1,276,619
*	Hyundai Energy Solutions Co. Ltd.	4,304	177,534
*	HYUNDAI EVERDIGM Corp.	4,006	22,966
	Hyundai Ezwel Co. Ltd.	76,198	275,194
	Hyundai Futurenet Co. Ltd.	138,333	255,982
#	Hyundai Greenfood Co. Ltd.	168,643	769,873
	Hyundai Home Shopping Network Corp.	23,796	747,573
	Hyundai Livart Furniture Co. Ltd.	47,892	282,737
	Hyundai Motor Securities Co. Ltd.	76,683	495,521
	Hyundai Pharmaceutical Co. Ltd.	91,807	322,322
	Hyundai Wia Corp.	43,714	1,870,057
	Hyungkuk F&B Co. Ltd.	13,023	22,234
# * ††	Hyupjin Co. Ltd.	97,584	10,276
#	HyVision System, Inc.	47,462	506,625
*	I&C Technology Co. Ltd.	639	1,172
	i3system, Inc.	18,619	206,261
*	iA, Inc.	1,086,695	530,687
	ICD Co. Ltd.	54,903	325,776
	IDIS Holdings Co. Ltd.	1,320	10,143
*	IL Science Co. Ltd.	7,360	14,591
	Il Sung Construction Co. Ltd.	1,197	1,915
	Iljin Electric Co. Ltd.	62,223	190,686
#	Iljin Holdings Co. Ltd.	80,297	225,907
	Iljin Power Co. Ltd.	26,588	241,055
	Ilshin Spinning Co. Ltd.	5,983	436,436
*	Ilshin Stone Co. Ltd.	206,774	164,508
††	ilShinbiobase Co. Ltd.	122,045	145,511
	Ilsung Pharmaceuticals Co. Ltd.	4,137	308,880
	Ilyang Pharmaceutical Co. Ltd.	52,959	660,123
*	iMarketKorea, Inc.	69,527	502,371
	InBody Co. Ltd.	39,563	569,344
	Incross Co. Ltd.	29,001	324,329
# *	Infinitt Healthcare Co. Ltd.	34,801	112,232
	InfoBank Corp.	9,135	77,597
	Innocean Worldwide, Inc.	35,112	988,992
	InnoWireless Co. Ltd.	19,517	375,859
#	Innox Advanced Materials Co. Ltd.	49,189	941,367
*	Innox Corp.	928	13,451
*	Inscobee, Inc.	214,489	230,154
# *	Insun ENT Co. Ltd.	107,394	675,083
*	Insung Information Co. Ltd.	11,228	16,054
	Intekplus Co. Ltd.	19,343	186,778
	Intellian Technologies, Inc.	11,747	513,625
	Intelligent Digital Integrated Security Co. Ltd.	23,792	358,847
# *	Interflex Co. Ltd.	50,589	363,138
	Interojo Co. Ltd.	36,733	626,645
	INTOPS Co. Ltd.	38,974	760,235
# *	iNtRON Biotechnology, Inc.	83,532	517,687
	Inzi Controls Co. Ltd.	9,887	55,457
	INZI Display Co. Ltd.	13,375	15,521
#	IS Dongseo Co. Ltd.	52,102	1,151,389
	ISC Co. Ltd.	41,915	890,488
	i-SENS, Inc.	38,982	945,515

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ISU Abxis Co. Ltd.	7,306	$30,371
	ISU Chemical Co. Ltd.	60,351	1,064,119
*	IsuPetasys Co. Ltd.	155,641	641,398
	It’s Hanbul Co. Ltd.	10,670	106,818
*	Iwin Plus Co. Ltd.	14,777	5,291
*	Jahwa Electronics Co. Ltd.	38,252	499,198
	JASTECH Ltd.	14,471	67,214
	JB Financial Group Co. Ltd.	439,857	2,214,915
	JC Chemical Co. Ltd.	22,661	117,221
	JC Hyun System, Inc.	47,592	120,515
	Jeil Pharmaceutical Co. Ltd.	7,973	99,742
*	Jeju Semiconductor Corp.	119,230	319,078
	Jinro Distillers Co. Ltd.	7,784	117,421
	Jinsung T.E.C.	36,955	279,478
	JLS Co. Ltd.	42,073	219,394
*	JNK Heaters Co. Ltd.	62,635	234,884
*	JNTC Co. Ltd.	9,150	29,969
*	Jokwang ILI Co. Ltd.	90,171	87,854
*	JoyCity Corp.	32,470	95,291
	JS Corp.	5,685	56,350
	Jusung Engineering Co. Ltd.	117,736	942,798
	JVM Co. Ltd.	20,022	244,872
	JW Holdings Corp.	180,363	355,267
	JW Life Science Corp.	29,965	247,113
	JW Pharmaceutical Corp.	50,256	659,692
*	JW Shinyak Corp.	68,072	159,817
	Kangnam Jevisco Co. Ltd.	14,797	217,403
*	Kangstem Biotech Co. Ltd.	87,134	170,002
	KAON Media Co. Ltd.	57,314	236,396
	KC Co. Ltd.	27,573	299,457
	KC Green Holdings Co. Ltd.	54,160	94,521
	KC Tech Co. Ltd.	37,495	396,537
	KCC Engineering & Construction Co. Ltd.	4,243	17,342
	KCC Glass Corp.	30,162	818,130
	KCI Ltd.	23,655	139,296
	KCTC	25,319	71,849
*	KEC Corp.	329,261	592,441
#	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,402,997
*	Kespion Co. Ltd.	40,499	34,982
*	KEYEAST Co. Ltd.	58,751	236,209
	KG Chemical Corp.	14,892	240,068
	KG Dongbu Steel	15,589	84,866
	KG Eco Technology Service Co. Ltd.	31,730	211,555
#	Kginicis Co. Ltd.	68,720	618,667
	KGMobilians Co. Ltd.	75,641	301,104
	KH Vatec Co. Ltd.	60,110	511,120
*	KidariStudio, Inc.	28,268	123,714
	KINX, Inc.	12,932	466,337
	KISCO Corp.	70,679	288,528
	KISCO Holdings Co. Ltd.	31,963	289,063
	KISWIRE Ltd.	39,433	496,055
	KL-Net Corp.	23,009	41,450
	KM Corp.	28,046	109,404
# *	KMW Co. Ltd.	41,816	692,828
	Knotus Co. Ltd.	19,251	77,100
*	KoBioLabs, Inc.	3,475	27,000
#	Koentec Co. Ltd.	82,232	445,177
#	Koh Young Technology, Inc.	210,636	1,761,942
#	Kolmar BNH Co. Ltd.	39,096	590,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kolmar Korea Co. Ltd.	50,765	$1,218,109
	Kolmar Korea Holdings Co. Ltd.	32,252	311,923
	Kolon Corp.	26,236	415,371
	Kolon Global Corp.	20,169	189,480
	Kolon Industries, Inc.	63,462	1,932,511
	Kolon Plastic, Inc.	49,059	333,924
	Komelon Corp.	21,175	150,746
#	KoMiCo Ltd.	23,135	753,754
*	KONA I Co. Ltd.	23,792	258,336
	Kopla Co. Ltd.	76,189	260,839
#	Korea Alcohol Industrial Co. Ltd.	47,508	351,290
	Korea Arlico Pharm Co. Ltd.	3,713	13,619
	Korea Asset In Trust Co. Ltd.	204,959	417,014
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	152,688
	Korea Cement Co. Ltd.	21,858	40,509
*	Korea Circuit Co. Ltd.	39,627	397,739
	Korea District Heating Corp.	10,363	190,112
	Korea Electric Terminal Co. Ltd.	21,069	765,364
	Korea Electronic Certification Authority, Inc.	55,043	190,524
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	348,894
	Korea Export Packaging Industrial Co. Ltd.	5,621	99,819
	Korea Flange Co. Ltd.	70,591	118,787
*	Korea Information & Communications Co. Ltd.	24,722	226,201
*	Korea Line Corp.	577,450	796,812
*	Korea Parts & Fasteners Co. Ltd.	11,691	48,415
	Korea Petrochemical Ind Co. Ltd.	12,865	1,066,820
	Korea Petroleum Industries Co.	11,179	84,487
	Korea Pharma Co. Ltd.	10,327	160,330
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	472,387
#	Korea United Pharm, Inc.	35,429	590,601
	Korean Reinsurance Co.	322,466	1,662,641
*	Kortek Corp.	38,389	244,131
# *	KPM Tech Co. Ltd.	258,546	69,104
*	KPS Corp.	8,173	30,335
	KPX Chemical Co. Ltd.	8,847	296,431
	KSIGN Co. Ltd.	205,671	207,399
	KSS LINE Ltd.	53,011	334,339
*	KT Alpha Co. Ltd.	62,034	227,443
	KT Skylife Co. Ltd.	84,493	484,981
#	KT Submarine Co. Ltd.	51,480	196,633
	KTCS Corp.	129,498	196,169
	Ktis Corp.	109,265	187,769
*	Kuk Young G&M	86,374	75,704
	Kukbo Design Co. Ltd.	11,235	137,053
	Kukdo Chemical Co. Ltd.	11,469	348,006
#	Kukdong Oil & Chemicals Co. Ltd.	71,029	177,907
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	334,649
	Kukjeon Pharmaceutical Co. Ltd.	52,920	283,517
*	Kum Yang Co. Ltd.	95,714	1,844,243
*	Kumho HT, Inc.	218,810	153,355
# *	Kumho Tire Co., Inc.	339,665	734,282
	KUMHOE&C Co. Ltd.	75,262	319,284
	Kumkang Kind Co. Ltd.	62,740	228,650
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	603,064
	Kwang Myung Electric Co. Ltd.	100,455	148,075
*	KX Innovation Co. Ltd.	69,335	300,343
	Kyeong Nam Steel Co. Ltd.	5,707	12,206
#	Kyeryong Construction Industrial Co. Ltd.	26,457	316,808
	Kyobo Securities Co. Ltd.	73,316	268,451

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyongbo Pharmaceutical Co. Ltd.	42,025	$159,981
	Kyung Dong Navien Co. Ltd.	24,470	590,914
	Kyung Nong Corp.	6,524	42,030
	Kyungbang Co. Ltd.	47,694	366,309
*	Kyungchang Industrial Co. Ltd.	18,649	25,496
	KyungDong City Gas Co. Ltd.	13,575	222,941
	Kyungdong Pharm Co. Ltd.	73,304	378,322
	Kyung-In Synthetic Corp.	131,581	439,329
#	L&C Bio Co. Ltd.	21,852	343,698
	LabGenomics Co. Ltd.	80,286	405,473
*	Lake Materials Co. Ltd.	103,591	422,864
#	LB Semicon, Inc.	119,129	668,999
	LEADCORP, Inc.	47,816	253,766
	LF Corp.	62,995	655,680
	LG HelloVision Co. Ltd.	116,618	371,295
	LIG Nex1 Co. Ltd.	20,826	1,484,770
#	Lion Chemtech Co. Ltd.	20,825	133,369
	Lock & Lock Co. Ltd.	64,031	273,855
*	Longtu Korea, Inc.	29,434	58,881
	LOT Vacuum Co. Ltd.	45,136	320,856
#	Lotte Chilsung Beverage Co. Ltd.	11,715	1,153,622
	Lotte Confectionery Co. Ltd.	8,416	767,376
*	Lotte Data Communication Co.	4,028	65,936
#	LOTTE Fine Chemical Co. Ltd.	56,329	2,215,052
	LOTTE Himart Co. Ltd.	34,338	317,724
*	Lotte Non-Life Insurance Co. Ltd.	155,474	161,328
#	LS Cable & System Asia Ltd.	35,473	187,480
	LS Corp.	11,569	539,052
#	LS Electric Co. Ltd.	34,059	1,312,668
	Lutronic Corp.	73,793	936,809
*	LVMC Holdings	207,836	395,412
	LX Hausys Ltd.	25,569	576,821
	LX International Corp.	102,861	2,929,822
#	LX Semicon Co. Ltd.	39,299	2,280,114
	M.I.Tech Co. Ltd.	17,788	147,642
*	M2N Co. Ltd.	20,327	79,172
	Macrogen, Inc.	3,933	56,104
	Maeil Dairies Co. Ltd.	4,652	153,609
	Maeil Holdings Co. Ltd.	22,787	134,830
	MAKUS, Inc.	2,286	10,884
	Mcnex Co. Ltd.	44,780	860,659
# *	MDS Tech, Inc.	58,702	241,371
*	ME2ON Co. Ltd.	93,947	307,132
	Mediana Co. Ltd.	24,894	81,692
*	MEDICOX Co. Ltd.	13,317	80,758
# * ††	Medience Co. Ltd.	53,361	106,310
*	Medipost Co. Ltd.	50,463	508,883
#	Medy-Tox, Inc.	15,791	1,163,815
#	Meerecompany, Inc.	18,983	278,537
#	MegaStudy Co. Ltd.	33,559	258,899
	MegaStudyEdu Co. Ltd.	27,677	1,663,249
	MEKICS Co. Ltd.	8,088	23,100
	META BIOMED Co. Ltd.	32,591	49,896
*	Mgame Corp.	59,295	251,208
	Mi Chang Oil Industrial Co. Ltd.	3,145	164,254
*	MiCo BioMed Co. Ltd.	14,873	59,372
	MiCo Ltd.	120,402	783,858
	Mirae Asset Life Insurance Co. Ltd.	239,457	445,144
	Mirae Asset Venture Investment Co. Ltd.	35,502	106,702

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Chemicals Co. Ltd.	3,853	$163,047
	Miwon Commercial Co. Ltd.	5,072	603,823
	Miwon Specialty Chemical Co. Ltd.	5,925	696,631
	MK Electron Co. Ltd.	55,102	389,617
	MNTech Co. Ltd.	63,871	654,387
*	Mobile Appliance, Inc.	98,324	228,619
*	Monalisa Co. Ltd.	73,193	152,363
	MonAmi Co. Ltd.	59,430	131,015
	Moorim P&P Co. Ltd.	82,322	261,360
	Moorim Paper Co. Ltd.	91,551	156,020
	Motonic Corp.	40,895	218,582
*	Motrex Co. Ltd.	36,574	402,003
* ††	MPC plus, Inc.	955	207
*	mPlus Corp.	15,452	154,672
*	MS Autotech Co. Ltd.	113,563	319,739
	Muhak Co. Ltd.	28,579	96,543
	Multicampus Co. Ltd.	10,150	254,835
*	M-venture Investment, Inc.	56,251	50,912
*	MyungMoon Pharm Co. Ltd.	94,962	163,013
	Nam Hwa Construction Co. Ltd.	25,880	119,289
#	Namhae Chemical Corp.	85,332	545,935
*	Namsun Aluminum Co. Ltd.	285,935	416,848
*	Namuga Co. Ltd.	36,468	290,928
	Namyang Dairy Products Co. Ltd.	1,212	309,061
*	NanoenTek, Inc.	81,092	293,656
	Nasmedia Co. Ltd.	18,911	410,299
# *	Nature & Environment Co. Ltd.	329,630	244,765
*	NDFOS Co. Ltd.	19,650	71,599
	NeoPharm Co. Ltd.	19,428	235,016
*	Neowiz	48,900	1,235,694
	NEOWIZ HOLDINGS Corp.	16,632	282,284
*	Nepes Ark Corp.	2,882	46,824
# *	NEPES Corp.	68,067	869,737
*	Neptune Co.	1,651	14,570
	New Power Plasma Co. Ltd.	7,229	17,155
	Nexen Corp.	108,320	304,023
	Nexen Tire Corp.	124,972	676,257
*	Next Entertainment World Co. Ltd.	71,002	263,374
	NEXTIN, Inc.	1,712	62,121
*	NHN Corp.	55,266	888,721
*	NHN KCP Corp.	84,992	746,777
	NI Steel Co. Ltd.	3,440	9,292
	NICE Holdings Co. Ltd.	71,741	621,721
	Nice Information & Telecommunication, Inc.	22,862	424,736
	NICE Information Service Co. Ltd.	131,225	1,194,836
	NICE Total Cash Management Co. Ltd.	54,101	174,892
*	NK Co. Ltd.	223,859	139,755
	Nong Shim Holdings Co. Ltd.	8,176	351,561
	Nong Woo Bio Co. Ltd.	9,704	54,698
	NongShim Co. Ltd.	8,049	1,704,953
	NOROO Paint & Coatings Co. Ltd.	37,026	200,791
	NOVAREX Co. Ltd.	11,444	95,422
	NPC	66,771	316,522
*	NS Co. Ltd.	1,771	11,427
*	NSN Co. Ltd.	42,271	29,600
*	nTels Co. Ltd.	16,474	51,865
*	Nuintek Co. Ltd.	43,573	92,789
*	NUVOTEC Co. Ltd.	153,125	82,947
	Oceanbridge Co. Ltd.	19,278	171,571

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Omnisystem Co. Ltd.	37,373	$38,623
	Openbase, Inc.	68,350	116,500
*	Optipharm Co. Ltd.	1,575	8,709
	Opto Device Technology Co. Ltd.	2,933	10,746
	OptoElectronics Solutions Co. Ltd.	30,470	338,405
*	OPTRON-TEC, Inc.	54,673	150,574
	OPTUS Pharmaceutical Co. Ltd.	43,209	187,814
# *	Orbitech Co. Ltd.	93,260	305,207
*	Orientbio, Inc.	173,545	74,867
	Orion Holdings Corp.	88,035	882,828
#	Osstem Implant Co. Ltd.	43,402	3,231,842
# * ††	Osung Advanced Materials Co. Ltd.	223,449	348,621
	Ottogi Corp.	3,257	1,008,863
	Paik Kwang Industrial Co. Ltd.	98,951	307,974
*	PANAGENE, Inc.	24,893	60,127
	Pang Rim Co. Ltd.	89,464	442,216
*	Pan-Pacific Co. Ltd.	66,731	56,117
*	Paradise Co. Ltd.	125,164	1,245,629
	Park Systems Corp.	3,980	305,758
#	Partron Co. Ltd.	156,372	898,763
#	Paseco Co. Ltd.	14,642	129,818
#	People & Technology, Inc.	45,616	1,473,572
*	Peptron, Inc.	7,294	40,631
	PHA Co. Ltd.	25,290	108,171
*	PharmAbcine	13,657	33,771
#	PharmaResearch Co. Ltd.	20,129	867,331
*	PharmGen Science, Inc.	63,854	337,367
*	Pharmicell Co. Ltd.	161,353	1,151,928
*	Philoptics Co. Ltd.	8,562	44,406
* ††	Philosys Healthcare Co. Ltd.	94,841	86,888
#	PI Advanced Materials Co. Ltd.	53,171	1,103,872
	Point Engineering Co. Ltd.	24,538	34,087
#	Poongsan Corp.	67,915	1,242,797
	Poongsan Holdings Corp.	24,968	446,483
#	Posco ICT Co. Ltd.	179,741	721,600
	Posco M-Tech Co. Ltd.	72,480	377,579
	POSCO Steeleon Co. Ltd.	893	16,900
*	Power Logics Co. Ltd.	95,962	360,869
	Protec Co. Ltd.	19,624	300,362
	PS TEC Co. Ltd.	11,191	26,509
#	PSK, Inc.	71,508	763,113
	Pulmuone Co. Ltd.	38,753	278,468
	Pungkuk Ethanol Co. Ltd.	22,635	208,752
	QSI Co. Ltd.	10,628	67,809
*	RaonSecure Co. Ltd.	115,448	189,452
*	Ray Co. Ltd/KR	18,972	249,123
	Rayence Co. Ltd.	17,543	118,050
#	Reyon Pharmaceutical Co. Ltd.	27,505	369,633
#	RFHIC Corp.	68,876	1,014,874
*	RFTech Co. Ltd.	114,269	351,387
	RN2 Technologies Co. Ltd.	4,601	31,184
*	Robostar Co. Ltd.	28,003	342,114
*	Robotis Co. Ltd.	11,904	196,620
	Rorze Systems Corp.	12,806	65,655
#	Rsupport Co. Ltd.	59,819	176,024
	S Net Systems, Inc.	47,161	152,160
#	S&S Tech Corp.	54,626	949,870
*	S.Y. Co. Ltd.	129,076	288,404
	Sajo Industries Co. Ltd.	9,398	274,895

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodaerim Corp.	2,580	$42,936
*	Sajodongaone Co. Ltd.	29,518	21,635
# *	Sam Chun Dang Pharm Co. Ltd.	36,463	780,237
*	SAM KANG M&T Co. Ltd.	84,478	1,198,051
	Sam Young Electronics Co. Ltd.	45,179	310,618
#	Sam Yung Trading Co. Ltd.	77,884	708,061
	Sambo Corrugated Board Co. Ltd.	7,239	51,005
	Sambo Motors Co. Ltd.	15,328	63,031
*	Sambu Engineering & Construction Co. Ltd.	297,390	284,272
	Samchully Co. Ltd.	6,711	1,314,065
	Samchuly Bicycle Co. Ltd.	15,529	71,267
#	Samho Development Co. Ltd.	64,421	175,261
	SAMHWA Paints Industrial Co. Ltd.	37,979	165,650
	Samick Musical Instruments Co. Ltd.	219,742	181,727
#	Samick THK Co. Ltd.	31,605	255,795
	Samil Pharmaceutical Co. Ltd.	25,472	132,164
	Samji Electronics Co. Ltd.	37,339	212,996
	Samjin LND Co. Ltd.	89,395	179,347
	Samjin Pharmaceutical Co. Ltd.	33,351	589,542
	Samkee Corp.	67,094	200,196
	Sammok S-Form Co. Ltd.	19,532	229,156
#	SAMPYO Cement Co. Ltd.	125,588	309,783
	Samsung Climate Control Co. Ltd.	1,221	9,161
*	Samsung Pharmaceutical Co. Ltd.	233,733	445,741
	Samsung Publishing Co. Ltd.	17,275	300,912
	SAMT Co. Ltd.	211,277	382,132
	Samwha Capacitor Co. Ltd.	30,126	676,331
	Samwha Electric Co. Ltd.	16,687	180,696
	Samyang Corp.	12,575	327,205
	Samyang Foods Co. Ltd.	13,290	1,033,967
#	Samyang Holdings Corp.	14,215	616,923
	Samyang Packaging Corp.	4,346	48,474
	Samyang Tongsang Co. Ltd.	5,256	184,777
*	Samyoung Chemical Co. Ltd.	36,545	61,202
#	Sang-A Frontec Co. Ltd.	35,732	632,845
*	Sangbo Corp.	112,085	113,072
#	Sangsangin Co. Ltd.	130,409	592,057
	Sangsin Energy Display Precision Co. Ltd.	38,495	444,350
	SaraminHR Co. Ltd.	26,768	602,572
	Satrec Initiative Co. Ltd.	22,788	403,467
	SAVEZONE I&C Corp.	64,559	116,587
*	SBI Investment Korea Co. Ltd.	350,632	290,976
*	SBW	881,230	232,442
*	S-Connect Co. Ltd.	208,292	120,309
# *	SDN Co. Ltd.	224,182	311,850
	Seah Besteel Holdings Corp.	51,280	602,159
	SeAH Holdings Corp.	3,283	233,874
#	SeAH Steel Corp.	3,893	378,924
	SeAH Steel Holdings Corp.	6,517	618,310
	Sebang Co. Ltd.	42,224	487,080
	Sebang Global Battery Co. Ltd.	22,923	625,892
	Secuve Co. Ltd.	76,608	57,213
	Segyung Hitech Co. Ltd.	5,861	47,850
	Sejin Heavy Industries Co. Ltd.	46,649	187,276
	Sejong Industrial Co. Ltd.	38,928	126,126
	Sejong Telecom, Inc.	758,673	357,521
*	Sekonix Co. Ltd.	25,593	98,107
*	Selvas AI, Inc.	61,638	229,204
	Sempio Foods Co.	9,478	208,816

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S-Energy Co. Ltd.	24,822	$62,522
#	Seobu T&D	113,697	534,828
	Seohan Co. Ltd.	290,737	207,806
#	Seojin System Co. Ltd.	53,856	554,406
	Seoul Auction Co. Ltd.	41,464	518,055
	Seoul City Gas Co. Ltd.	1,738	401,839
*	Seoul Food Industrial Co. Ltd.	1,520,855	233,649
#	Seoul Semiconductor Co. Ltd.	161,292	1,180,512
#	Seoul Viosys Co. Ltd.	27,029	99,956
#	Seoulin Bioscience Co. Ltd.	24,822	214,491
	Seowon Co. Ltd.	106,245	95,651
	SEOWONINTECH Co. Ltd.	16,960	67,339
#	Seoyon Co. Ltd.	56,279	205,776
	Seoyon E-Hwa Co. Ltd.	37,029	184,999
*	Sewon E&C Co. Ltd.	518,090	309,350
††	Sewon Precision Industry Co. Ltd.	25,563	27,222
	Sewoon Medical Co. Ltd.	90,686	176,706
#	SFA Engineering Corp.	66,414	1,775,647
# *	SFA Semicon Co. Ltd.	257,032	776,385
	S-Fuelcell Co. Ltd.	8,387	117,791
*	SG Corp.	525,085	201,444
	SGC e Tec E&C Co. Ltd.	6,274	147,906
	SGC Energy Co. Ltd.	9,993	220,099
	SH Energy & Chemical Co. Ltd.	339,049	217,792
	Shin Heung Energy & Electronics Co. Ltd.	8,995	329,383
*	Shin Poong Pharmaceutical Co. Ltd.	62,297	943,478
	Shindaeyang Paper Co. Ltd.	7,142	414,992
	Shinil Electronics Co. Ltd.	256,618	317,498
	Shinsegae Engineering & Construction Co. Ltd.	7,252	82,869
	Shinsegae Food Co. Ltd.	4,124	138,562
	Shinsegae Information & Communication Co. Ltd.	2,319	20,153
	Shinsegae International, Inc.	43,626	719,509
	Shinsung Delta Tech Co. Ltd.	44,703	301,427
*	Shinsung E&G Co. Ltd.	610,324	808,344
*	Shinsung Tongsang Co. Ltd.	122,206	202,114
*	Shinwha Intertek Corp.	107,691	232,495
	Shinwon Corp.	193,213	208,557
	Shinyoung Securities Co. Ltd.	17,134	664,804
*	Showbox Corp.	109,545	254,285
*	Signetics Corp.	215,282	182,985
	SIGONG TECH Co. Ltd.	35,400	107,057
#	Silla Co. Ltd.	28,011	219,103
#	Simmtech Co. Ltd.	66,827	1,652,611
	SIMMTECH HOLDINGS Co. Ltd.	19,511	47,879
	SIMPAC, Inc.	57,924	253,842
	Sindoh Co. Ltd.	16,601	375,118
	Sinil Pharm Co. Ltd.	3,891	21,914
*	SinSin Pharmaceutical Co. Ltd.	32,598	114,605
	SJ Group Co. Ltd.	8,579	97,323
	SK D&D Co. Ltd.	37,022	534,973
	SK Discovery Co. Ltd.	43,232	900,263
	SK Gas Ltd.	7,969	637,193
	SK Networks Co. Ltd.	513,086	1,449,198
*	SK Rent A Car Co. Ltd.	5,401	24,655
	SK Securities Co. Ltd.	1,416,650	651,415
#	SL Corp.	61,667	1,327,023
*	SM Culture & Contents Co. Ltd.	194,308	423,729
#	SM Entertainment Co. Ltd.	49,558	2,468,483
*	SM Life Design Group Co. Ltd.	104,568	162,209

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
* ††	S-MAC Co. Ltd.	189,827	$235,667
	SMCore, Inc.	53,702	200,557
	SNT Dynamics Co. Ltd.	43,348	262,690
	SNT Energy Co. Ltd.	1	13
	SNT Holdings Co. Ltd.	27,174	272,523
#	SNT Motiv Co. Ltd.	32,114	993,867
*	SNU Precision Co. Ltd.	77,902	130,578
*	Solborn, Inc.	54,990	138,052
*	Solid, Inc.	219,880	651,848
*	SOLUM Co. Ltd.	13,272	160,357
	Songwon Industrial Co. Ltd.	47,243	570,550
*	Sonokong Co. Ltd.	43,529	55,447
	Soosan Heavy Industries Co. Ltd.	50,388	94,347
	Soulbrain Co. Ltd.	10,916	1,565,061
	Soulbrain Holdings Co. Ltd.	19,846	321,707
	SPC Samlip Co. Ltd.	8,493	419,987
	Speco Co. Ltd.	10,580	38,340
#	SPG Co. Ltd.	47,728	554,245
#	Spigen Korea Co. Ltd.	13,602	304,849
* ††	Ssangyong Motor Co.	65,982	231,605
	ST Pharm Co. Ltd.	25,025	1,460,245
	STIC Investments, Inc.	127,660	504,487
*	Straffic Co. Ltd.	38,493	110,916
*	STX Heavy Industries Co. Ltd.	5,234	13,860
	Suheung Co. Ltd.	22,312	524,949
	Sun Kwang Co. Ltd.	16,326	1,279,774
	Sung Kwang Bend Co. Ltd.	51,596	502,364
*	Sungchang Enterprise Holdings Ltd.	214,939	280,382
	Sungdo Engineering & Construction Co. Ltd.	10,095	32,550
#	Sungshin Cement Co. Ltd.	59,213	395,248
#	Sungwoo Hitech Co. Ltd.	185,738	673,661
#	Sunjin Co. Ltd.	48,992	273,078
*	Sunny Electronics Corp.	114,566	181,798
*	Suprema, Inc.	18,844	319,719
	SV Investment Corp.	106,865	163,481
*	Synergy Innovation Co. Ltd.	105,399	238,694
*	Synopex, Inc.	253,251	460,429
	Systems Technology, Inc.	40,934	392,539
	T&L Co. Ltd.	4,142	106,499
	Tae Kyung Industrial Co. Ltd.	44,125	199,489
#	Taekwang Industrial Co. Ltd.	1,200	591,822
	Taekyung BK Co. Ltd.	21,499	78,247
* ††	Taewoong Co. Ltd.	56,071	394,449
	Taeyoung Engineering & Construction Co. Ltd.	85,762	252,544
# *	Taihan Fiberoptics Co. Ltd.	228,160	410,886
*	Taihan Textile Co. Ltd.	2,843	101,625
	Tailim Packaging Co. Ltd.	63,432	112,380
	TCC Steel	7,703	50,007
	TechWing, Inc.	104,027	427,351
*	Tego Science, Inc.	8,956	100,764
*	Telcon RF Pharmaceutical, Inc.	277,957	206,498
	Telechips, Inc.	36,782	320,507
*	TERA SCIENCE Co. Ltd.	76,064	82,129
#	TES Co. Ltd.	58,026	645,944
# *	Theragen Etex Co. Ltd.	111,294	307,778
# *	Thinkware Systems Corp.	26,213	250,754
# *	TK Chemical Corp.	47,613	99,966
	TK Corp.	53,989	619,927
*	Tkg Aikang Co. Ltd.	70,536	71,154

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TKG Huchems Co. Ltd.	69,624	$1,016,521
#	Tokai Carbon Korea Co. Ltd.	20,425	1,451,449
	Tongyang Life Insurance Co. Ltd.	162,309	582,659
	Tongyang, Inc.	548,179	380,975
*	Top Engineering Co. Ltd.	52,518	184,888
*	Toptec Co. Ltd.	81,091	384,060
	Tovis Co. Ltd.	56,715	345,755
	TS Corp.	140,490	250,391
*	TS Nexgen Co. Ltd.	228,108	158,712
*	Tuksu Construction Co. Ltd.	31,513	182,496
*	TY Holdings Co. Ltd.	96,748	715,613
	TYM Corp.	421,296	733,629
	UBCare Co. Ltd.	91,237	307,804
	Ubiquoss Holdings, Inc.	32,753	312,314
	Ubiquoss, Inc.	26,517	283,590
	Uju Electronics Co. Ltd.	26,223	295,557
	Uni-Chem Co. Ltd.	155,749	124,528
*	Unick Corp.	53,999	188,890
	Unid Co. Ltd.	19,166	1,036,036
	Union Materials Corp.	28,259	60,654
	Union Semiconductor Equipment & Materials Co. Ltd.	89,463	384,020
	Uniquest Corp.	58,434	342,648
*	Unison Co. Ltd.	221,499	288,573
*	UniTest, Inc.	60,851	543,287
	UTI, Inc.	22,312	296,119
	Value Added Technology Co. Ltd.	29,655	626,440
*	Very Good Tour Co. Ltd.	15,639	99,302
	Viatron Technologies, Inc.	42,963	252,185
	VICTEK Co. Ltd.	91,039	374,721
# *	Vidente Co. Ltd.	57,951	144,210
	Vieworks Co. Ltd.	30,239	734,089
*	Vina Tech Co. Ltd.	9,178	284,936
	Visang Education, Inc.	16,820	69,134
	Vitzro Tech Co. Ltd.	13,726	53,867
	Vitzrocell Co. Ltd.	54,357	455,215
*	Vivien Corp.	13,190	11,611
*	Vivozon Healthcare, Inc.	147,360	80,662
*	VT GMP Co. Ltd.	42,957	155,707
	Webcash Corp.	13,826	145,250
*	Webzen, Inc.	56,800	594,643
	Welcron Co. Ltd.	109,997	225,631
*	Wellbiotec Co. Ltd.	99,963	90,388
*	Wemade Play Co. Ltd.	14,264	176,187
	Whanin Pharmaceutical Co. Ltd.	46,587	562,292
	Wiable Corp.	8,754	13,802
*	WillBes & Co.	178,256	90,693
#	Winix, Inc.	34,410	234,293
	Wins Co. Ltd.	26,610	232,338
	WiSoL Co. Ltd.	74,628	331,186
*	WIZIT Co. Ltd.	244,335	123,450
*	WONIK CUBE Corp.	58,473	80,268
*	Wonik Holdings Co. Ltd.	165,481	386,127
#	WONIK IPS Co. Ltd.	76,527	1,473,297
#	Wonik Materials Co. Ltd.	26,289	545,589
*	Wonik Pne Co. Ltd.	42,476	624,879
#	Wonik QnC Corp.	62,589	1,066,341
	Woojin Plaimm Co. Ltd.	3,881	10,115
	Woojin, Inc.	9,379	55,207
*	Woongjin Co. Ltd.	1	1

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woongjin Thinkbig Co. Ltd.	35,821	$57,212
*	Wooree Bio Co. Ltd.	12,108	28,835
	Woori Investment Bank Co. Ltd.	1,534,136	814,303
# *	Woori Technology, Inc.	570,501	521,263
* ††	Wooriro Co. Ltd.	16,683	12,160
	Woorison F&G Co. Ltd.	116,049	139,836
	Woory Industrial Co. Ltd.	23,700	226,109
*	Woosu AMS Co. Ltd.	106,413	191,335
	WooSung Co. Ltd.	6,452	92,131
*	Woowon Development Co. Ltd.	3,040	7,018
	Worldex Industry & Trading Co. Ltd.	44,952	600,078
	Y G-1 Co. Ltd.	61,821	250,416
*	Y2 Solution Co. Ltd.	88,983	37,744
*	Y-entec Co. Ltd.	25,880	150,744
*	Yest Co. Ltd.	52,284	296,412
#	YG Entertainment, Inc.	42,279	1,265,146
*	YG PLUS	63,361	177,593
*	YIK Corp.	98,562	227,162
*	YJM Games Co. Ltd.	113,684	107,049
	YMC Co. Ltd.	54,027	230,300
	YMT Co. Ltd.	19,799	202,610
	Yonwoo Co. Ltd.	6,890	60,618
	Yoosung Enterprise Co. Ltd.	80,477	149,343
	Youlchon Chemical Co. Ltd.	35,492	811,522
#	Young Poong Corp.	795	351,300
	Young Poong Precision Corp.	37,751	311,029
	Youngone Corp.	20,354	674,641
	Youngone Holdings Co. Ltd.	21,971	833,847
*	YoungWoo DSP Co. Ltd.	15,059	15,133
	YTN Co. Ltd.	73,837	311,440
	Yuanta Securities Korea Co. Ltd.	340,341	573,732
	YuHwa Securities Co. Ltd.	96,255	154,351
*	Yujin Robot Co. Ltd.	9,092	26,159
*	Yungjin Pharmaceutical Co. Ltd.	229,011	436,263
	Yuyu Pharma, Inc.	8,551	36,351
	Zeus Co. Ltd.	28,507	468,259
	Zinus, Inc.	28,065	615,777

TOTAL SOUTH KOREA			402,710,105

TAIWAN — (15.7%)
	104 Corp.	1,000	5,894
	ABC Taiwan Electronics Corp.	300,977	204,604
	Abico Avy Co. Ltd.	444,841	260,538
#	Ability Enterprise Co. Ltd.	851,293	528,945
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	444,773
#	Abnova Corp.	88,000	94,055
#	AcBel Polytech, Inc.	1,226,599	1,045,904
#	ACES Electronic Co. Ltd.	420,822	393,218
*	Acon Holding, Inc.	938,560	310,585
	Acter Group Corp. Ltd.	360,980	1,052,409
	Action Electronics Co. Ltd.	687,000	268,069
#	ADATA Technology Co. Ltd.	857,879	1,431,255
#	Addcn Technology Co. Ltd.	111,564	622,777
#	Advanced Ceramic X Corp.	163,000	774,537
#	Advanced International Multitech Co. Ltd.	422,000	1,214,318
#	Advanced Optoelectronic Technology, Inc.	457,000	229,109
#	Advanced Power Electronics Corp.	138,000	403,943
#	Advanced Wireless Semiconductor Co.	229,000	437,744
#	Advancetek Enterprise Co. Ltd.	1,099,519	984,887

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AEON Motor Co. Ltd.	33,359	$41,911
	Aerospace Industrial Development Corp.	2,123,000	2,061,869
#	AGV Products Corp.	1,543,433	442,596
*	Airmate Cayman International Co. Ltd.	38,719	19,593
	Alchip Technologies Ltd.	22,000	440,568
#	Alexander Marine Co. Ltd.	46,000	330,001
# *	ALI Corp.	686,775	380,514
#	All Ring Tech Co. Ltd.	100,000	176,034
	Allied Circuit Co. Ltd.	113,000	305,365
#	Allied Supreme Corp.	46,000	370,242
#	Allis Electric Co. Ltd.	672,385	520,201
#	Alltek Technology Corp.	554,423	522,851
#	Alltop Technology Co. Ltd.	92,774	327,236
	Alpha Networks, Inc.	1,347,158	1,117,389
	Altek Corp.	925,945	959,862
	Amazing Microelectronic Corp.	315,085	804,134
*	Ambassador Hotel	1,135,000	1,098,395
#	AMICCOM Electronics Corp.	25,000	18,479
	AMPACS Corp.	12,000	11,021
	Ampire Co. Ltd.	317,000	256,529
#	AMPOC Far-East Co. Ltd.	346,444	435,628
	AmTRAN Technology Co. Ltd.	2,870,486	823,393
*	Amulaire Thermal Technology, Inc.	32,000	29,358
	Anderson Industrial Corp.	290,416	80,450
#	Anpec Electronics Corp.	224,007	730,109
#	Apac Opto Electronics, Inc.	147,000	133,125
#	Apacer Technology, Inc.	345,325	427,298
#	APAQ Technology Co. Ltd.	202,120	252,345
#	APCB, Inc.	485,000	240,234
	Apex Biotechnology Corp.	338,483	244,522
#	Apex International Co. Ltd.	556,470	849,885
#	Apex Science & Engineering	623,132	190,264
	Arcadyan Technology Corp.	533,055	1,486,569
	Ardentec Corp.	1,500,274	1,943,163
#	Argosy Research, Inc.	220,396	414,674
	Asia Electronic Material Co. Ltd.	331,000	155,852
#	Asia Optical Co., Inc.	851,000	1,509,037
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,369,302
*	Asia Plastic Recycling Holding Ltd.	405,182	90,274
	Asia Polymer Corp.	1,420,996	1,093,404
#	Asia Tech Image, Inc.	211,000	353,898
#	Asia Vital Components Co. Ltd.	887,058	2,797,317
#	ASIX Electronics Corp.	58,000	164,054
	ASolid Technology Co. Ltd.	27,000	50,811
#	ASROCK, Inc.	154,000	466,099
	ATE Energy International Co. Ltd.	10,274	8,123
	Aten International Co. Ltd.	350,479	821,889
#	Audix Corp.	279,600	436,715
	AURAS Technology Co. Ltd.	229,148	850,716
#	Aurona Industries, Inc.	246,000	136,502
	Aurora Corp.	262,349	634,201
#	Avalue Technology, Inc.	164,000	286,702
	Aver Information, Inc.	31,000	37,656
	Awea Mechantronic Co. Ltd.	132,210	127,161
#	Axiomtek Co. Ltd.	212,000	348,066
# *	Azurewave Technologies, Inc.	345,000	196,365
#	Bafang Yunji International Co. Ltd.	70,000	380,564
	Bank of Kaohsiung Co. Ltd.	2,515,334	958,334
	Baolong International Co. Ltd.	295,000	141,260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	472,900	$565,875
#	BenQ Materials Corp.	610,000	549,255
	BES Engineering Corp.	5,159,750	1,277,471
	Bin Chuan Enterprise Co. Ltd.	372,070	249,515
#	Bionet Corp.	140,000	162,527
	Bionime Corp.	133,000	301,909
#	Biostar Microtech International Corp.	631,975	249,705
	Bioteque Corp.	239,308	793,790
#	Bizlink Holding, Inc.	429,492	3,275,239
	Bon Fame Co. Ltd.	14,000	20,870
#	Bora Pharmaceuticals Co. Ltd.	62,724	534,600
	Brave C&H Supply Co. Ltd.	20,000	39,954
	Bright Led Electronics Corp.	375,520	165,625
#	Brighton-Best International Taiwan, Inc.	1,469,318	1,525,692
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	71,585
#	Browave Corp.	197,000	278,354
#	C Sun Manufacturing Ltd.	530,969	720,085
*	Calin Technology Co. Ltd.	11,000	11,715
*	Cameo Communications, Inc.	745,645	214,114
#	Capital Futures Corp.	335,895	364,677
#	Capital Securities Corp.	6,059,501	1,877,151
# *	Career Technology MFG. Co. Ltd.	1,580,459	1,178,479
#	Carnival Industrial Corp.	415,353	137,701
#	Castles Technology Co. Ltd.	58,866	103,960
	Caswell, Inc.	17,000	42,016
	Cathay Chemical Works	30,000	22,288
	Cathay Real Estate Development Co. Ltd.	2,062,700	927,657
#	Cayman Engley Industrial Co. Ltd.	152,099	299,656
#	CCP Contact Probes Co. Ltd.	159,844	195,322
#	Celxpert Energy Corp.	280,000	256,802
	Center Laboratories, Inc.	1,599,827	2,159,906
#	Central Reinsurance Co. Ltd.	504,380	278,402
#	Century Iron & Steel Industrial Co. Ltd.	459,000	1,093,648
	Chain Chon Industrial Co. Ltd.	651,484	246,237
*	ChainQui Construction Development Co. Ltd.	451,080	199,435
#	Champion Building Materials Co. Ltd.	903,851	257,966
	Champion Microelectronic Corp.	51,000	58,704
	Chang Wah Electromaterials, Inc.	1,362,350	1,287,960
	Chang Wah Technology Co. Ltd.	1,180,425	1,059,884
#	Channel Well Technology Co. Ltd.	680,000	503,689
	Charoen Pokphand Enterprise	698,483	1,639,969
	CHC Healthcare Group	367,000	449,281
#	CHC Resources Corp.	346,282	479,645
#	Chen Full International Co. Ltd.	342,000	360,592
#	Chenbro Micom Co. Ltd.	219,000	448,524
	Cheng Loong Corp.	2,760,383	2,241,560
	Cheng Mei Materials Technology Corp.	2,413,900	690,579
	Cheng Uei Precision Industry Co. Ltd.	1,321,331	1,375,121
# *	Chenming Electronic Technology Corp.	287,437	120,617
#	Chia Chang Co. Ltd.	378,000	393,399
#	Chia Hsin Cement Corp.	1,726,121	847,742
	Chian Hsing Forging Industrial Co. Ltd.	151,800	148,164
#	Chicony Power Technology Co. Ltd.	481,454	1,043,143
	Chief Telecom, Inc.	6,000	51,731
#	Chieftek Precision Co. Ltd.	248,847	563,143
	Chien Kuo Construction Co. Ltd.	658,249	222,422
	Chien Shing Harbour Service Co. Ltd.	16,000	16,213
#	Chime Ball Technology Co. Ltd.	106,840	123,228
	China Bills Finance Corp.	2,632,000	1,159,694

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Chemical & Pharmaceutical Co. Ltd.	904,000	$566,045
	China Ecotek Corp.	145,000	182,379
#	China Electric Manufacturing Corp.	798,959	342,305
	China Fineblanking Technology Co. Ltd.	159,242	170,190
#	China General Plastics Corp.	1,457,461	891,860
#	China Glaze Co. Ltd.	310,002	115,688
*	China Man-Made Fiber Corp.	4,555,390	1,091,030
	China Metal Products	1,069,603	888,644
	China Motor Corp.	800,600	1,036,178
#	China Petrochemical Development Corp.	13,546,553	3,938,467
	China Steel Chemical Corp.	576,554	1,839,452
#	China Steel Structure Co. Ltd.	282,000	467,226
#	China Wire & Cable Co. Ltd.	276,160	214,645
#	Chinese Maritime Transport Ltd.	287,594	285,651
	Ching Feng Home Fashions Co. Ltd.	544,409	280,179
	Chin-Poon Industrial Co. Ltd.	1,488,207	1,267,085
#	Chipbond Technology Corp.	2,353,000	3,965,475
	ChipMOS Technologies, Inc.	1,896,076	1,862,109
	Chlitina Holding Ltd.	190,000	868,333
	Chong Hong Construction Co. Ltd.	673,666	1,486,171
	Chun YU Works & Co. Ltd.	526,050	360,233
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	830,471
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	2,144,969
#	Chung Hung Steel Corp.	2,332,979	1,421,594
	Chung Hwa Food Industrial Co. Ltd.	126,535	388,202
	Chung Hwa Pulp Corp.	1,434,405	739,481
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	221,195
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	658,336
	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	169,921
	Cleanaway Co. Ltd.	286,000	1,480,617
	Clevo Co.	1,624,200	1,547,914
	CMC Magnetics Corp.	3,954,108	794,283
	C-Media Electronics, Inc.	48,000	58,837
	CoAsia Electronics Corp.	452,412	152,054
	Collins Co. Ltd.	351,431	156,240
#	Compeq Manufacturing Co. Ltd.	1,085,000	1,465,757
#	Compucase Enterprise	278,000	228,011
	Concord Securities Co. Ltd.	1,728,796	501,989
	Continental Holdings Corp.	1,312,320	1,134,383
#	Contrel Technology Co. Ltd.	513,000	220,885
#	Coremax Corp.	258,065	697,494
	Coretronic Corp.	1,269,200	1,963,907
#	Co-Tech Development Corp.	795,533	1,073,922
	Cowealth Medical Holding Co. Ltd.	175,972	129,207
	Coxon Precise Industrial Co. Ltd.	43,000	15,707
# *	CSBC Corp. Taiwan	1,758,677	801,371
	CTCI Corp.	1,963,000	2,854,593
*	C-Tech United Corp.	162,878	66,290
	Cub Elecparts, Inc.	86,126	370,514
#	CviLux Corp.	266,040	248,024
	Cyberlink Corp.	91,697	256,281
#	CyberPower Systems, Inc.	235,000	674,519
#	CyberTAN Technology, Inc.	1,337,779	902,961
#	Cypress Technology Co. Ltd.	169,489	266,256
	Cystech Electronics Corp.	20,750	36,296
#	DA CIN Construction Co. Ltd.	1,101,711	1,023,174
	Dadi Early-Childhood Education Group Ltd.	21,357	52,972
	Dafeng TV Ltd.	304,870	457,262
#	Da-Li Development Co. Ltd.	1,413,747	1,154,964

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Danen Technology Corp.	162,081	$51,945
#	Darfon Electronics Corp.	783,550	918,279
# *	Darwin Precisions Corp.	1,385,635	368,559
#	Davicom Semiconductor, Inc.	44,888	33,094
#	Daxin Materials Corp.	236,200	421,730
	De Licacy Industrial Co. Ltd.	1,155,511	497,648
*	Delpha Construction Co. Ltd.	23,000	13,052
#	Depo Auto Parts Ind Co. Ltd.	358,000	736,469
* ††	DER PAO Construction	476,000	0
#	Dimerco Data System Corp.	220,612	441,493
#	Dimerco Express Corp.	440,880	845,792
#	D-Link Corp.	1,944,855	875,250
	Donpon Precision, Inc.	104,000	64,284
	Dr Wu Skincare Co. Ltd.	57,000	150,678
#	Draytek Corp.	247,000	188,477
#	Dyaco International, Inc.	142,813	157,648
	DYNACOLOR, Inc.	12,000	12,765
	Dynamic Holding Co. Ltd.	992,707	499,088
	Dynapack International Technology Corp.	492,000	1,043,214
	E & R Engineering Corp.	56,000	88,465
	Eastern Media International Corp.	1,100,011	707,498
#	ECOVE Environment Corp.	113,000	853,564
# *	Edimax Technology Co. Ltd.	624,108	288,461
	Edison Opto Corp.	262,749	113,479
#	Edom Technology Co. Ltd.	732,964	617,597
#	eGalax_eMPIA Technology, Inc.	199,777	310,674
#	Egis Technology, Inc.	203,000	352,679
	Elan Microelectronics Corp.	942,400	2,365,750
# *	E-Lead Electronic Co. Ltd.	197,873	383,690
#	E-LIFE MALL Corp.	295,000	739,290
	Elite Advanced Laser Corp.	531,226	577,449
#	Elite Semiconductor Microelectronics Technology, Inc.	919,200	1,769,432
# *	Elitegroup Computer Systems Co. Ltd.	1,259,254	799,135
#	Emerging Display Technologies Corp.	462,000	281,347
#	Ennoconn Corp.	244,938	1,400,542
	Ennostar, Inc.	2,037,462	2,588,022
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,019,841
#	Episil Technologies, Inc.	211,000	567,028
#	Episil-Precision, Inc.	223,000	474,927
#	Eris Technology Corp.	38,000	195,488
#	Eson Precision Ind Co. Ltd.	331,000	603,205
	Eternal Materials Co. Ltd.	3,021,985	2,800,137
#	Etron Technology, Inc.	630,979	678,115
	Eurocharm Holdings Co. Ltd.	102,000	521,446
*	Everest Textile Co. Ltd.	1,642,762	388,709
	Evergreen International Storage & Transport Corp.	1,928,000	1,548,787
#	Evergreen Steel Corp.	153,000	228,529
	Everlight Chemical Industrial Corp.	1,768,606	949,657
#	Everlight Electronics Co. Ltd.	1,457,000	1,545,182
	Everspring Industry Co. Ltd.	522,000	179,008
	Excellence Opto, Inc.	72,000	45,537
#	Excelliance Mos Corp.	77,000	215,317
#	Excelsior Medical Co. Ltd.	378,219	723,576
#	EZconn Corp.	159,800	193,849
	Far Eastern Department Stores Ltd.	3,516,000	1,963,039
#	Far Eastern International Bank	8,313,246	2,730,708
#	Faraday Technology Corp.	63,000	275,901
#	Farglory F T Z Investment Holding Co. Ltd.	386,957	622,677
	Farglory Land Development Co. Ltd.	878,000	1,448,652

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Federal Corp.	1,212,238	$697,921
#	Feedback Technology Corp.	119,200	264,284
	Feng Hsin Steel Co. Ltd.	1,672,100	2,915,957
#	Firich Enterprises Co. Ltd.	194,325	151,046
	First Copper Technology Co. Ltd.	99,000	84,065
#	First Hi-Tec Enterprise Co. Ltd.	256,580	316,916
	First Hotel	713,350	306,335
#	First Insurance Co. Ltd.	900,179	392,227
*	First Steamship Co. Ltd.	2,334,612	578,664
#	FIT Holding Co. Ltd.	485,456	350,303
	Fitipower Integrated Technology, Inc.	82,000	263,126
	Fittech Co. Ltd.	107,000	261,244
	FLEXium Interconnect, Inc.	1,189,087	3,368,600
	Flytech Technology Co. Ltd.	369,309	724,433
#	FOCI Fiber Optic Communications, Inc.	213,000	143,863
	Force Mos Technology Ltd.	26,000	32,874
	Forcecon Tech Co. Ltd.	62,000	87,720
#	Forest Water Environment Engineering Co. Ltd.	168,132	146,961
#	Formosa Advanced Technologies Co. Ltd.	589,000	686,680
#	Formosa International Hotels Corp.	223,329	1,238,870
#	Formosa Laboratories, Inc.	363,089	531,654
	Formosa Oilseed Processing Co. Ltd.	222,567	375,373
	Formosa Optical Technology Co. Ltd.	137,000	240,088
	Formosa Taffeta Co. Ltd.	1,042,000	828,580
	Formosan Rubber Group, Inc.	869,952	533,967
	Formosan Union Chemical	1,117,733	703,434
#	Founding Construction & Development Co. Ltd.	663,623	353,678
#	Foxsemicon Integrated Technology, Inc.	248,027	1,279,999
	Franbo Lines Corp.	48,481	21,705
	Froch Enterprise Co. Ltd.	581,189	400,082
	FSP Technology, Inc.	560,427	641,770
	Fulgent Sun International Holding Co. Ltd.	436,748	1,845,538
	Fullerton Technology Co. Ltd.	391,600	217,315
#	Fulltech Fiber Glass Corp.	1,335,997	467,563
	Fusheng Precision Co. Ltd.	111,000	624,222
#	Fwusow Industry Co. Ltd.	752,138	455,419
#	G Shank Enterprise Co. Ltd.	588,281	797,797
#	Gallant Precision Machining Co. Ltd.	111,000	87,486
#	Gamania Digital Entertainment Co. Ltd.	416,000	692,454
# *	GCS Holdings, Inc.	299,000	323,008
#	GEM Services, Inc.	213,570	412,086
#	Gemtek Technology Corp.	1,413,219	1,143,064
	General Interface Solution Holding Ltd.	857,000	2,064,280
	General Plastic Industrial Co. Ltd.	275,357	236,115
#	Generalplus Technology, Inc.	195,000	269,760
#	GeneReach Biotechnology Corp.	47,300	74,497
#	Genesys Logic, Inc.	290,000	747,140
	Genius Electronic Optical Co. Ltd.	219,917	2,040,801
#	Genmont Biotech, Inc.	220,000	143,922
	Genovate Biotechnology Co. Ltd.	15,000	9,993
#	GeoVision, Inc.	251,096	258,249
	Getac Holdings Corp.	1,489,360	1,797,565
#	GFC Ltd.	229,600	459,458
# *	Giantplus Technology Co. Ltd.	1,008,900	344,996
*	Gigasolar Materials Corp.	62,400	185,476
*	Gigastorage Corp.	71,965	36,465
#	Global Brands Manufacture Ltd.	957,730	764,264
	Global Lighting Technologies, Inc.	284,000	482,725
	Global Mixed Mode Technology, Inc.	222,000	884,921

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Global PMX Co. Ltd.	179,000	$819,726
*	Globe Union Industrial Corp.	889,914	327,126
	Gloria Material Technology Corp.	1,197,547	1,053,509
#	Gold Circuit Electronics Ltd.	1,158,104	3,064,864
	Goldsun Building Materials Co. Ltd.	3,254,587	2,283,695
#	Good Will Instrument Co. Ltd.	238,869	188,810
#	Gordon Auto Body Parts	391,000	257,972
	Gourmet Master Co. Ltd.	311,000	944,072
#	Grand Fortune Securities Co. Ltd.	1,025,629	324,078
	Grand Ocean Retail Group Ltd.	304,000	125,367
#	Grand Pacific Petrochemical	3,510,000	1,892,120
#	Grand Process Technology Corp.	81,000	455,114
#	GrandTech CG Systems, Inc.	204,799	329,689
	Grape King Bio Ltd.	415,000	1,563,372
	Great China Metal Industry	605,000	454,107
	Great Taipei Gas Co. Ltd.	1,444,000	1,371,038
#	Great Tree Pharmacy Co. Ltd.	97,044	813,078
	Great Wall Enterprise Co. Ltd.	2,406,001	2,999,654
#	Greatek Electronics, Inc.	1,027,000	1,478,585
* ††	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	159,003
#	GTM Holdings Corp.	431,150	322,857
#	Hannstar Board Corp.	1,379,954	1,227,627
	HannStar Display Corp.	3,885,505	1,376,660
	HannsTouch Solution, Inc.	1,930,782	550,495
#	Hanpin Electron Co. Ltd.	248,000	215,498
#	Harvatek Corp.	562,949	269,973
	Heran Co. Ltd.	6,000	18,872
	Hey Song Corp.	1,478,750	1,496,037
#	Hi-Clearance, Inc.	98,964	423,805
#	Highlight Tech Corp.	321,281	445,476
	HIM International Music, Inc.	60,710	134,841
	Hiroca Holdings Ltd.	211,448	299,818
#	Hitron Technology, Inc.	472,557	361,820
	Hiyes International Co. Ltd.	16,700	29,858
	Ho Tung Chemical Corp.	3,178,684	791,055
	Hocheng Corp.	851,734	286,300
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	72,434
	Holiday Entertainment Co. Ltd.	234,430	412,359
#	Holtek Semiconductor, Inc.	659,000	1,353,224
	Holy Stone Enterprise Co. Ltd.	514,910	1,392,652
*	Hong Pu Real Estate Development Co. Ltd.	756,185	515,919
#	Hong TAI Electric Industrial	887,000	399,476
	Hong YI Fiber Industry Co.	440,652	232,280
#	Horizon Securities Co. Ltd.	1,136,320	349,891
	Hota Industrial Manufacturing Co. Ltd.	36,299	83,957
#	Hotai Finance Co. Ltd.	291,000	848,565
*	Hotron Precision Electronic Industrial Co. Ltd.	43,994	46,305
#	Hsin Kuang Steel Co. Ltd.	382,000	404,186
#	Hsin Yung Chien Co. Ltd.	157,255	457,194
	Hsing TA Cement Co.	488,162	228,550
# *	HTC Corp.	1,916,000	2,988,428
#	Hu Lane Associate, Inc.	276,737	1,250,118
#	HUA ENG Wire & Cable Co. Ltd.	1,201,565	477,905
	Hua Yu Lien Development Co. Ltd.	63,000	104,471
	Huaku Development Co. Ltd.	869,816	2,323,321
	Huang Hsiang Construction Corp.	205,800	251,387
#	Hung Ching Development & Construction Co. Ltd.	598,000	383,459
	Hung Sheng Construction Ltd.	1,304,251	996,857

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	119,244	$168,065
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	357,664
	Hwacom Systems, Inc.	362,000	157,151
	Hycon Technology Corp.	16,000	26,985
	Ibase Technology, Inc.	213,206	439,292
#	IBF Financial Holdings Co. Ltd.	8,297,138	2,854,886
#	IC Plus Corp.	56,000	95,933
	Ichia Technologies, Inc.	869,000	480,351
#	I-Chiun Precision Industry Co. Ltd.	681,567	352,470
#	IEI Integration Corp.	466,832	765,749
	Inergy Technology, Inc.	11,000	20,962
	Infortrend Technology, Inc.	778,163	415,478
#	Info-Tek Corp.	236,000	390,920
#	Ingentec Corp.	48,410	248,697
#	Innodisk Corp.	263,447	1,347,149
#	Inpaq Technology Co. Ltd.	349,950	436,940
#	Insyde Software Corp.	97,000	223,068
#	Intai Technology Corp.	135,400	382,215
# *	Integrated Service Technology, Inc.	215,326	523,770
	IntelliEPI, Inc.	97,000	172,650
#	International CSRC Investment Holdings Co.	2,796,363	1,637,466
	International Games System Co. Ltd.	166,000	1,807,326
	Iron Force Industrial Co. Ltd.	155,393	341,674
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	615,274
#	ITE Technology, Inc.	502,095	923,957
	ITEQ Corp.	839,040	1,421,973
* ††	J Touch Corp.	11,000	0
	Jarllytec Co. Ltd.	203,000	332,481
#	Jentech Precision Industrial Co. Ltd.	262,745	2,848,374
	Jess-Link Products Co. Ltd.	338,925	368,953
	Jia Wei Lifestyle, Inc.	30,000	39,260
#	Jih Lin Technology Co. Ltd.	213,000	397,501
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	26,902
#	Jinan Acetate Chemical Co. Ltd.	64,564	218,826
*	Jinli Group Holdings Ltd.	258,681	77,633
	Johnson Health Tech Co. Ltd.	142,000	317,764
#	Jourdeness Group Ltd.	137,000	307,412
#	K Laser Technology, Inc.	586,000	328,367
	Kaimei Electronic Corp.	336,183	539,078
#	Kaori Heat Treatment Co. Ltd.	304,197	1,101,590
#	Kaulin Manufacturing Co. Ltd.	442,330	178,131
	Keding Enterprises Co. Ltd.	5,000	20,776
#	KEE TAI Properties Co. Ltd.	1,306,473	441,340
#	Kenda Rubber Industrial Co. Ltd.	1,785,845	1,691,026
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	513,197
#	Kerry TJ Logistics Co. Ltd.	732,000	792,429
# *	Key Ware Electronics Co. Ltd.	302,194	92,130
#	Keystone Microtech Corp.	25,000	116,390
	Kindom Development Co. Ltd.	1,280,900	956,356
	King Chou Marine Technology Co. Ltd.	234,920	247,711
	King Slide Works Co. Ltd.	184,000	2,387,486
#	King Yuan Electronics Co. Ltd.	2,975,979	3,010,998
	King’s Town Bank Co. Ltd.	2,946,701	2,804,492
*	King’s Town Construction Co. Ltd.	333,074	352,548
#	Kinik Co.	318,000	1,001,417
#	Kinko Optical Co. Ltd.	541,103	384,748
	Kinpo Electronics	3,841,157	1,680,404
#	Kinsus Interconnect Technology Corp.	277,000	892,569
#	KMC Kuei Meng International, Inc.	205,253	887,803

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	KNH Enterprise Co. Ltd.	589,020	$277,651
	Ko Ja Cayman Co. Ltd.	13,000	20,438
#	KS Terminals, Inc.	421,482	895,357
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,067,326
# *	Kung Sing Engineering Corp.	1,616,290	322,831
	Kuo Toong International Co. Ltd.	751,648	450,672
	Kuo Yang Construction Co. Ltd.	729,899	405,857
#	Kwong Fong Industries Corp.	352,691	109,330
	Kwong Lung Enterprise Co. Ltd.	304,000	567,045
	KYE Systems Corp.	772,672	228,578
	L&K Engineering Co. Ltd.	635,048	564,331
#	La Kaffa International Co. Ltd.	80,701	245,097
	LAN FA Textile	805,933	203,538
	Land Mark Optoelectronics Corp.	293,300	841,550
#	Lanner Electronics, Inc.	278,916	556,058
#	Laser Tek Taiwan Co. Ltd.	267,504	213,813
#	Laster Tech Corp. Ltd.	83,091	74,516
*	Leader Electronics, Inc.	290,000	83,305
#	Leadtrend Technology Corp.	101,652	177,635
#	Lealea Enterprise Co. Ltd.	2,401,892	773,782
	Ledlink Optics, Inc.	141,300	97,440
#	LEE CHI Enterprises Co. Ltd.	648,000	432,733
#	Lelon Electronics Corp.	317,327	475,746
#	Lemtech Holdings Co. Ltd.	108,055	240,395
*	Leofoo Development Co. Ltd.	93,278	45,699
# *	Li Cheng Enterprise Co. Ltd.	306,108	217,757
*	Li Peng Enterprise Co. Ltd.	1,735,897	416,695
#	Lian HWA Food Corp.	303,993	614,323
	Lida Holdings Ltd.	257,400	227,995
	Lien Hwa Industrial Holdings Corp.	105,150	151,616
	Lingsen Precision Industries Ltd.	1,273,506	507,502
	Lintes Technology Co. Ltd.	7,000	24,584
	Liton Technology Corp.	89,000	67,542
# *	Long Bon International Co. Ltd.	694,274	355,492
#	Longchen Paper & Packaging Co. Ltd.	2,538,054	1,167,091
#	Longwell Co.	347,000	560,884
	Lotes Co. Ltd.	1	24
#	Lotus Pharmaceutical Co. Ltd.	334,000	1,595,512
#	Lu Hai Holding Corp.	196,102	180,373
#	Lucky Cement Corp.	540,000	171,608
	Lumax International Corp. Ltd.	303,832	619,879
	Lung Yen Life Service Corp.	564,000	617,354
	Luxe Electric Co. Ltd.	23,540	11,946
#	M31 Technology Corp.	58,000	582,041
#	Macauto Industrial Co. Ltd.	189,000	335,128
	Machvision, Inc.	146,398	529,662
#	Macroblock, Inc.	69,000	195,757
	Makalot Industrial Co. Ltd.	617,481	3,823,632
#	Marketech International Corp.	227,000	685,610
#	Materials Analysis Technology, Inc.	179,041	761,817
#	Mayer Steel Pipe Corp.	538,567	360,180
	Maywufa Co. Ltd.	69,322	38,138
#	Mechema Chemicals International Corp.	194,000	570,061
*	Medigen Biotechnology Corp.	85,000	78,350
*	Medigen Vaccine Biologics Corp.	538,257	1,073,835
#	Meiloon Industrial Co.	332,730	171,088
	Mercuries & Associates Holding Ltd.	1,446,486	634,436
# *	Mercuries Life Insurance Co. Ltd.	6,034,083	1,025,031
	Merry Electronics Co. Ltd.	301,914	735,578

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mildef Crete, Inc.	193,000	$240,974
#	MIN AIK Technology Co. Ltd.	491,452	244,881
#	Mirle Automation Corp.	602,098	672,531
	Mitac Holdings Corp.	3,232,918	2,713,208
#	Mobiletron Electronics Co. Ltd.	203,800	297,985
	MOSA Industrial Corp.	151,000	109,522
#	MPI Corp.	298,000	780,781
#	Nak Sealing Technologies Corp.	188,954	614,327
#	Namchow Holdings Co. Ltd.	581,000	780,516
# *	Nan Kang Rubber Tire Co. Ltd.	201,952	213,720
	Nan Liu Enterprise Co. Ltd.	123,000	267,078
	Nan Pao Resins Chemical Co. Ltd.	13,000	51,757
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	197,388
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	234,218
	Nantex Industry Co. Ltd.	944,606	991,281
# *	National Aerospace Fasteners Corp.	89,000	162,359
#	National Petroleum Co. Ltd.	227,824	355,573
#	Netronix, Inc.	224,000	387,128
	New Best Wire Industrial Co. Ltd.	195,600	218,258
*	New Era Electronics Co. Ltd.	210,000	96,684
# *	Newmax Technology Co. Ltd.	148,000	128,097
#	Nexcom International Co. Ltd.	477,094	382,134
	Nichidenbo Corp.	656,417	967,280
	Nidec Chaun-Choung Technology Corp.	116,000	361,226
#	Nien Hsing Textile Co. Ltd.	458,345	300,289
#	Niko Semiconductor Co. Ltd.	190,000	270,288
#	Nishoku Technology, Inc.	132,400	354,367
	Nova Technology Corp.	84,000	212,923
	O-Bank Co. Ltd.	2,505,071	616,110
#	Ocean Plastics Co. Ltd.	764,200	780,718
	OFCO Industrial Corp.	38,000	23,775
	OK Biotech Co. Ltd.	182,527	126,523
	Orient Europharma Co. Ltd.	139,000	151,177
	Orient Semiconductor Electronics Ltd.	1,061,599	531,956
	Oriental Union Chemical Corp.	2,033,267	1,063,546
#	O-TA Precision Industry Co. Ltd.	222,227	630,626
	Pacific Construction Co.	1,300,921	360,986
#	Pacific Hospital Supply Co. Ltd.	255,209	518,585
#	Paiho Shih Holdings Corp.	458,365	358,229
#	Pan Jit International, Inc.	1,042,486	1,772,860
#	Pan-International Industrial Corp.	1,409,747	1,387,968
#	Panion & BF Biotech, Inc.	203,449	947,404
	Paragon Technologies Co. Ltd.	163,246	100,197
#	Parpro Corp.	208,000	138,689
	PChome Online, Inc.	366,000	569,133
#	PCL Technologies, Inc.	176,810	485,177
#	P-Duke Technology Co. Ltd.	214,633	535,634
#	Pegavision Corp.	104,000	907,949
* ††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
#	Phoenix Silicon International Corp.	250,160	384,749
*	Phytohealth Corp.	161,000	86,550
#	Pixart Imaging, Inc.	517,150	1,292,497
	Planet Technology Corp.	160,000	369,660
#	Plastron Precision Co. Ltd.	523,460	191,451
	Plotech Co. Ltd.	343,800	209,371
#	Polytronics Technology Corp.	262,124	428,018
#	Posiflex Technology, Inc.	70,457	250,476
#	Power Wind Health Industry, Inc.	119,314	430,766

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Poya International Co. Ltd.	151,409	$1,924,413
	President Securities Corp.	2,818,193	1,279,263
	Primax Electronics Ltd.	1,312,000	2,197,944
#	Prince Housing & Development Corp.	3,787,644	1,209,741
#	Pro Hawk Corp.	87,000	419,636
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	678,696
#	Prosperity Dielectrics Co. Ltd.	366,559	351,910
	Qisda Corp.	3,422,900	2,601,959
	QST International Corp.	237,600	423,389
#	Qualipoly Chemical Corp.	308,048	302,503
#	Quang Viet Enterprise Co. Ltd.	154,000	595,653
#	Quanta Storage, Inc.	725,000	848,919
#	Quintain Steel Co. Ltd.	845,692	315,485
	Radiant Opto-Electronics Corp.	1,022,000	3,113,899
	Radium Life Tech Co. Ltd.	2,412,242	678,507
#	Rafael Microelectronics, Inc.	111,821	407,687
# *	RDC Semiconductor Co. Ltd.	138,000	595,141
	Rechi Precision Co. Ltd.	1,229,181	603,663
#	Rexon Industrial Corp. Ltd.	418,000	365,142
	Rich Development Co. Ltd.	2,360,036	598,743
*	Ritek Corp.	2,460,867	534,266
*	Roo Hsing Co. Ltd.	1,926,000	174,534
#	Ruentex Engineering & Construction Co.	206,540	572,804
	Ruentex Industries Ltd.	557,395	952,178
#	Run Long Construction Co. Ltd.	58,650	115,202
	Sakura Development Co. Ltd.	16,000	15,619
	Sampo Corp.	1,267,861	923,719
#	San Fang Chemical Industry Co. Ltd.	805,647	499,736
#	San Far Property Ltd.	626,510	224,408
#	San Shing Fastech Corp.	445,875	730,237
	Sanitar Co. Ltd.	212,000	232,719
	Sanyang Motor Co. Ltd.	1,623,628	1,826,643
	Savior Lifetec Corp.	183,000	91,606
# *	SCI Pharmtech, Inc.	186,474	499,527
#	Scientech Corp.	230,000	444,923
	ScinoPharm Taiwan Ltd.	262,000	193,258
#	SDI Corp.	427,000	1,177,255
	Sea Sonic Electronics Co. Ltd.	87,000	123,744
#	Senao International Co. Ltd.	335,541	309,418
#	Senao Networks, Inc.	106,000	593,211
#	Sensortek Technology Corp.	59,000	359,738
	Sercomm Corp.	818,000	1,911,715
#	Sesoda Corp.	616,803	766,851
	Shane Global Holding, Inc.	6,000	12,767
#	Shan-Loong Transportation Co. Ltd.	291,000	294,293
	Sharehope Medicine Co. Ltd.	294,572	268,452
#	Sheng Yu Steel Co. Ltd.	470,980	339,741
#	ShenMao Technology, Inc.	355,891	410,707
	Shieh Yih Machinery Industry Co. Ltd.	166,000	52,762
	Shih Her Technologies, Inc.	173,000	271,170
	Shih Wei Navigation Co. Ltd.	844,607	598,555
#	Shihlin Electric & Engineering Corp.	1,406,000	2,382,492
	Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	44,580
	Shin Hai Gas Corp.	1,245	1,988
	Shin Hsiung Natural Gas Co. Ltd.	28,850	57,808
	Shin Ruenn Development Co. Ltd.	32,000	26,004
	Shin Zu Shing Co. Ltd.	618,943	1,493,812
	Shinih Enterprise Co. Ltd.	71,000	44,940

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	1,570,814	$441,751
#	Shinkong Insurance Co. Ltd.	695,131	949,749
#	Shinkong Synthetic Fibers Corp.	4,285,395	2,144,528
	Shinkong Textile Co. Ltd.	788,542	934,223
#	Shiny Chemical Industrial Co. Ltd.	413,467	1,286,291
	ShunSin Technology Holding Ltd.	42,000	103,034
# *	Shuttle, Inc.	1,355,152	475,695
#	Sigurd Microelectronics Corp.	1,496,907	2,154,652
	Silicon Optronics, Inc.	18,000	38,234
	Sinbon Electronics Co. Ltd.	503,813	3,912,409
	Sincere Navigation Corp.	1,154,139	630,006
	Singatron Enterprise Co. Ltd.	55,000	33,907
	Single Well Industrial Corp.	79,224	60,220
#	Sinher Technology, Inc.	213,000	234,106
#	Sinmag Equipment Corp.	169,056	432,043
#	Sinon Corp.	1,362,510	1,496,657
#	Sinopower Semiconductor, Inc.	35,000	103,309
#	Sinphar Pharmaceutical Co. Ltd.	223,938	193,761
	Sinyi Realty, Inc.	854,660	743,232
	Sirtec International Co. Ltd.	325,600	195,338
#	Sitronix Technology Corp.	362,879	1,856,686
#	Siward Crystal Technology Co. Ltd.	530,000	480,833
	Soft-World International Corp.	262,000	581,809
#	Solar Applied Materials Technology Corp.	1,574,372	1,350,114
#	Solomon Technology Corp.	420,000	291,564
#	Solteam, Inc.	219,034	273,283
#	Sonix Technology Co. Ltd.	591,000	840,275
#	Southeast Cement Co. Ltd.	579,700	318,969
	Speed Tech Corp.	394,000	611,661
#	Spirox Corp.	298,824	239,752
	Sporton International, Inc.	252,601	1,581,101
	Sports Gear Co. Ltd.	46,000	99,849
	St Shine Optical Co. Ltd.	179,000	1,170,542
#	Standard Chemical & Pharmaceutical Co. Ltd.	353,571	488,717
	Standard Foods Corp.	485,000	581,250
#	Stark Technology, Inc.	377,688	901,788
	Sun Race Sturmey-Archer, Inc.	37,000	50,687
*	Sun Yad Construction Co. Ltd.	193,725	74,028
#	Sunjuice Holdings Co. Ltd.	16,000	100,256
*	Sunko INK Co. Ltd.	483,400	197,284
	SunMax Biotechnology Co. Ltd.	94,000	398,268
	Sunny Friend Environmental Technology Co. Ltd.	225,000	938,536
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	826,857
	Sunplus Innovation Technology, Inc.	19,000	35,233
#	Sunplus Technology Co. Ltd.	1,763,000	1,226,546
	Sunrex Technology Corp.	298,612	333,350
#	Sunspring Metal Corp.	391,069	250,303
#	Supreme Electronics Co. Ltd.	1,558,602	1,599,721
#	Swancor Holding Co. Ltd.	100,000	276,046
#	Sweeten Real Estate Development Co. Ltd.	687,465	506,767
#	Symtek Automation Asia Co. Ltd.	206,069	482,771
	Syncmold Enterprise Corp.	401,750	735,271
	Syngen Biotech Co. Ltd.	17,000	72,157
	Synmosa Biopharma Corp.	969,632	978,232
*	Sysgration	62,000	69,830
	Systex Corp.	556,388	1,142,154
	T3EX Global Holdings Corp.	31,000	58,206
	TA Chen Stainless Pipe	4,850,504	5,667,713
#	Ta Liang Technology Co. Ltd.	171,000	215,642

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ta Ya Electric Wire & Cable	2,617,007	$1,339,110
#	Ta Yih Industrial Co. Ltd.	106,000	112,477
	Tah Hsin Industrial Corp.	221,092	443,242
	TAI Roun Products Co. Ltd.	201,000	87,736
#	TA-I Technology Co. Ltd.	397,788	509,540
# *	Tai Tung Communication Co. Ltd.	391,267	166,396
	Taichung Commercial Bank Co. Ltd.	15,973,893	6,212,649
#	TaiDoc Technology Corp.	192,470	1,014,382
#	Taiflex Scientific Co. Ltd.	667,340	831,396
#	Taimide Tech, Inc.	385,262	363,073
#	Tainan Enterprises Co. Ltd.	263,370	148,968
#	Tainan Spinning Co. Ltd.	4,077,044	2,044,352
#	Tai-Saw Technology Co. Ltd.	235,120	173,863
	TaiSol Electronics Co. Ltd.	75,000	71,423
#	Taisun Enterprise Co. Ltd.	714,648	862,868
#	Taita Chemical Co. Ltd.	948,828	584,665
	TAI-TECH Advanced Electronics Co. Ltd.	45,000	102,586
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	443,680
	Taiwan Cogeneration Corp.	1,440,566	1,307,062
	Taiwan FamilyMart Co. Ltd.	16,000	91,839
	Taiwan Fertilizer Co. Ltd.	229,000	371,278
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	590,479
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	770,186
	Taiwan Glass Industry Corp.	65,000	41,057
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,288,316
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	590,120	632,313
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	177,529
#	Taiwan Line Tek Electronic	144,185	108,982
	Taiwan Navigation Co. Ltd.	730,777	525,570
	Taiwan Paiho Ltd.	930,287	1,405,525
	Taiwan PCB Techvest Co. Ltd.	995,238	1,005,480
	Taiwan Sakura Corp.	723,803	1,314,305
	Taiwan Sanyo Electric Co. Ltd.	417,400	457,094
	Taiwan Secom Co. Ltd.	248,000	710,495
#	Taiwan Semiconductor Co. Ltd.	816,000	1,893,011
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,567,701
	Taiwan Steel Union Co. Ltd.	18,000	49,188
#	Taiwan Styrene Monomer	1,843,209	705,747
	Taiwan Surface Mounting Technology Corp.	882,388	2,231,415
	Taiwan Taxi Co. Ltd.	81,888	199,396
# *	Taiwan TEA Corp.	1,930,897	1,229,758
#	Taiwan Union Technology Corp.	893,000	1,212,407
#	Taiwan-Asia Semiconductor Corp.	1,097,804	1,073,802
	Taiyen Biotech Co. Ltd.	383,883	357,171
	TCI Co. Ltd.	305,746	1,018,356
	Te Chang Construction Co. Ltd.	258,206	238,319
	Team Group, Inc.	162,400	153,754
#	Tehmag Foods Corp.	116,380	880,582
#	Ten Ren Tea Co. Ltd.	140,980	140,307
	Tera Autotech Corp.	91,885	50,155
	Test Research, Inc.	562,820	1,048,477
#	Test Rite International Co. Ltd.	1,117,495	699,713
	Tex-Ray Industrial Co. Ltd.	311,000	110,012
	Thermaltake Technology Co. Ltd.	35,000	23,260
#	Thinking Electronic Industrial Co. Ltd.	269,204	979,107
#	Thye Ming Industrial Co. Ltd.	391,135	419,877
#	Ting Sin Co. Ltd.	158,324	67,389
	Ton Yi Industrial Corp.	2,548,644	1,310,026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries Ltd.	332,976	$1,780,291
	Tong Yang Industry Co. Ltd.	1,236,741	1,730,611
#	Tong-Tai Machine & Tool Co. Ltd.	769,892	317,476
	Top Union Electronics Corp.	68,000	48,538
*	TOPBI International Holdings Ltd.	289,096	86,121
	Topco Scientific Co. Ltd.	563,087	2,605,688
#	Topco Technologies Corp.	182,720	396,719
	Topkey Corp.	235,000	1,255,433
#	Topoint Technology Co. Ltd.	428,898	377,127
#	Toung Loong Textile Manufacturing	353,940	290,705
#	TPK Holding Co. Ltd.	1,347,000	1,188,898
#	Trade-Van Information Services Co.	255,000	431,258
	Transart Graphics Co. Ltd.	18,000	30,756
	Transcend Information, Inc.	731,000	1,459,457
	Transcom, Inc.	53,000	204,667
*	TrueLight Corp.	37,000	24,113
#	Tsang Yow Industrial Co. Ltd.	239,000	167,839
	Tsann Kuen Enterprise Co. Ltd.	206,059	266,837
	TSC Auto ID Technology Co. Ltd.	98,470	570,815
	TSRC Corp.	1,921,200	1,574,160
	Ttet Union Corp.	153,000	688,025
	TTFB Co. Ltd.	47,340	272,272
#	TTY Biopharm Co. Ltd.	815,979	1,895,358
#	Tung Ho Steel Enterprise Corp.	1,665,630	2,548,962
#	Tung Thih Electronic Co. Ltd.	232,000	961,808
	Turvo International Co. Ltd.	131,922	370,382
#	TXC Corp.	1,004,053	2,369,719
#	TYC Brother Industrial Co. Ltd.	848,980	660,286
*	Tycoons Group Enterprise	1,695,767	420,069
#	Tyntek Corp.	1,029,039	483,822
	UDE Corp.	251,000	229,975
	U-Ming Marine Transport Corp.	1,101,000	1,199,224
#	Unictron Technologies Corp.	23,000	48,474
#	Union Bank Of Taiwan	7,686,772	3,607,709
	Unitech Computer Co. Ltd.	341,804	310,049
*	Unitech Printed Circuit Board Corp.	2,033,648	1,100,681
	United Integrated Services Co. Ltd.	576,951	2,589,286
*	United Orthopedic Corp.	312,935	300,838
	United Radiant Technology	366,000	179,801
#	United Recommend International Co. Ltd.	56,350	111,409
*	United Renewable Energy Co. Ltd.	2,484,437	1,614,924
††	Unity Opto Technology Co. Ltd.	2,760,500	66,180
	Univacco Technology, Inc.	32,000	24,354
	Universal Cement Corp.	1,620,433	1,005,002
#	Universal Vision Biotechnology Co. Ltd.	109,200	835,198
	Unizyx Holding Corp.	979,225	777,883
	UPC Technology Corp.	2,827,124	1,068,323
#	Userjoy Technology Co. Ltd.	195,587	419,668
	USI Corp.	2,894,156	1,814,779
*	Usun Technology Co. Ltd.	209,200	162,853
#	Utechzone Co. Ltd.	189,000	444,590
	UVAT Technology Co. Ltd.	55,000	92,660
	Ve Wong Corp.	556,696	561,629
#	Ventec International Group Co. Ltd.	223,000	409,706
#	VIA Labs, Inc.	50,000	261,836
*	Victory New Materials Ltd. Co.	327,832	100,432
	Viking Tech Corp.	118,000	145,714
	Visual Photonics Epitaxy Co. Ltd.	522,772	933,345
#	Vivotek, Inc.	136,704	567,246

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wafer Works Corp.	1,548,251	$1,909,749
#	Waffer Technology Corp.	319,513	306,244
	Wah Hong Industrial Corp.	144,021	129,373
	Wah Lee Industrial Corp.	603,300	1,500,721
	Walsin Technology Corp.	289,000	705,406
#	Walton Advanced Engineering, Inc.	1,110,197	370,843
	WAN HWA Enterprise Co.	401,238	148,690
	We & Win Development Co. Ltd.	161,000	34,371
	We&Win Diversification Co. Ltd.	95,000	34,603
	WEI Chih Steel Industrial Co. Ltd.	26,000	17,564
	Wei Chuan Foods Corp.	1,258,000	711,737
* ††	Wei Mon Industry Co. Ltd.	3,075,282	0
	Weikeng Industrial Co. Ltd.	1,320,459	1,050,889
	Well Shin Technology Co. Ltd.	319,000	444,488
#	WELLELL, Inc.	220,500	158,547
# *	Wha Yu Industrial Co. Ltd.	328,000	154,042
	Wholetech System Hitech Ltd.	207,000	255,957
	Winmate, Inc.	140,000	349,141
#	Winstek Semiconductor Co. Ltd.	234,000	294,733
††	Wintek Corp.	5,447,000	57,999
#	WinWay Technology Co. Ltd.	48,000	456,093
	Wisdom Marine Lines Co. Ltd.	1,396,241	2,258,206
	Wistron Information Technology & Services Corp.	32,000	76,197
	Wistron NeWeb Corp.	960,155	2,489,490
# *	Wowprime Corp.	225,000	870,866
	WT Microelectronics Co. Ltd.	1,225,450	2,213,380
	WUS Printed Circuit Co. Ltd.	599,737	421,397
	XAC Automation Corp.	302,000	195,505
#	XinTec, Inc.	318,000	941,478
	X-Legend Entertainment Co. Ltd.	81,000	102,437
* ††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	856,610
	Yankey Engineering Co. Ltd.	2,000	9,759
#	YC INOX Co. Ltd.	1,267,609	994,666
	YCC Parts Manufacturing Co. Ltd.	79,000	88,404
#	Yea Shin International Development Co. Ltd.	675,103	462,851
#	Yem Chio Co. Ltd.	1,684,518	675,912
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	430,925
#	YFC-Boneagle Electric Co. Ltd.	374,687	282,068
#	YFY, Inc.	1,071,212	847,897
#	Yi Jinn Industrial Co. Ltd.	669,284	377,591
	Yi Shin Textile Industrial Co. Ltd.	28,000	28,953
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,509,700
#	Yonyu Plastics Co. Ltd.	279,600	286,927
	Young Fast Optoelectronics Co. Ltd.	335,872	265,165
#	Youngtek Electronics Corp.	415,666	727,479
#	Yuanta Futures Co. Ltd.	342,827	497,903
	Yuen Chang Stainless Steel Co. Ltd.	60,000	35,736
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	151,464
	Yulon Finance Corp.	69,498	293,620
	Yulon Motor Co. Ltd.	1,697,056	2,397,365
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	542,535
#	Yungshin Construction & Development Co. Ltd.	377,000	699,991
	YungShin Global Holding Corp.	758,015	914,467
	Yusin Holding Corp.	25,721	80,496
	Zeng Hsing Industrial Co. Ltd.	210,107	700,436
#	Zenitron Corp.	654,000	520,816
#	Zero One Technology Co. Ltd.	522,226	622,532
*	Zhong Yang Technology Co. Ltd.	7,819	8,601

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zig Sheng Industrial Co. Ltd.	1,265,732	$376,382
	ZillTek Technology Corp.	19,000	105,189
# *	Zinwell Corp.	1,080,586	553,795
#	Zippy Technology Corp.	409,948	481,479
#	ZongTai Real Estate Development Co. Ltd.	594,686	542,176

TOTAL TAIWAN			560,730,507

THAILAND — (2.6%)
	AAPICO Hitech PCL, NVDR	44,370	35,265
	AAPICO Hitech PCL	827,632	657,800
	Absolute Clean Energy PCL	5,527,500	397,934
	Advanced Information Technology PCL	4,845,200	789,286
	AEON Thana Sinsap Thailand PCL	186,900	802,894
*	After You PCL	945,700	278,293
	AgriPure Holdings PLC	342,400	45,431
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	12,754
	AJ Plast PCL	662,588	215,872
	Allianz Ayudhya Capital PCL	195,200	217,972
*	Alpha Divisions PCL, Class F	426,400	16,917
	Alucon PCL	2,200	10,694
	Amanah Leasing PCL	1,775,700	192,220
	Amata Corp. PCL	3,064,910	1,570,303
*	Ananda Development PCL	6,937,600	260,661
	AP Thailand PCL	9,322,416	2,400,412
*	Aqua Corp. PCL	1,423,200	24,680
	Asia Plus Group Holdings PCL	7,988,300	629,661
	Asia Sermkij Leasing PCL, NVDR	1,358,800	1,160,300
	Asian Insulators PCL	1,590,850	261,240
	Asian Sea Corp. PCL, Class F	740,500	338,536
	Asiasoft Corp. PCL	673,200	293,618
	Bangchak Corp. PCL	71,100	56,977
*	Bangkok Airways PCL	2,794,300	991,147
	Bangkok Insurance PCL	198,381	1,438,601
	Bangkok Land PCL	49,104,170	1,303,080
*	Bangkok Ranch PCL	1,634,700	120,262
* ††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,883,700	723,577
	BEC World PCL	2,062,348	522,902
*	Better World Green PCL	14,328,300	271,056
	BG Container Glass PCL	596,800	155,237
*	Bound & Beyond PCL	74,300	23,621
	Business Online PCL	436,400	119,247
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	722,372
	CH Karnchang PCL	3,802,500	2,317,867
	Charoong Thai Wire & Cable PCL, Class F	726,000	113,116
	Chayo Group PCL	122,200	26,167
	Chularat Hospital PCL, Class F	20,613,400	1,917,274
	CIMB Thai Bank PCL	7,467,800	164,817
	CK Power PCL	3,910,700	507,590
	Communication & System Solution PCL	1,235,900	48,709
*	Country Group Development PCL	14,802,500	178,906
*	Country Group Holdings PCL, Class F	3,458,000	62,691
	Demco PCL	607,800	69,946
	Dhipaya Group Holdings PCL	2,171,100	3,094,645
	Diamond Building Products PCL	166,700	33,725
	Do Day Dream PCL	340,400	149,361
	Dynasty Ceramic PCL	15,131,880	1,073,465
*	E for L Aim PCL	1,528,730	17,673

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Earth Tech Environment PCL	323,000	$27,497
	Eastern Polymer Group PCL, Class F	3,322,300	890,369
	Eastern Power Group PCL	1,420,408	161,223
	Eastern Water Resources Development & Management PCL, Class F	2,421,400	324,465
	Ekachai Medical Care PCL	964,704	196,439
	Esso Thailand PCL	1,059,600	403,684
	Exotic Food PCL, Class F	382,700	121,668
	Forth Corp. PCL	603,600	840,536
	Forth Smart Service PCL	844,800	426,173
	Fortune Parts Industry PCL, Class F	230,000	23,085
	GFPT PCL	1,928,200	744,733
	Global Green Chemicals PCL, Class F	1,314,600	490,471
* ††	Group Lease PCL, NVDR	1,644,700	5,268
	Haad Thip PCL	285,700	213,937
	Hana Microelectronics PCL	1,320,100	1,205,294
	Humanica PCL	250,600	72,428
	Hwa Fong Rubber Thailand PCL	407,600	69,611
	I&I Group PCL	21,100	24,116
	ICC International PCL	204,600	167,991
	Ichitan Group PCL	1,493,100	415,840
	Index Livingmall PCL	395,300	180,720
	Infraset PCL	164,200	15,704
	Interlink Communication PCL	794,300	161,740
*	Interlink Telecom PCL	2,587,600	270,590
	Internet Thailand PCL	795,400	114,942
*	Interpharma PCL	20,800	8,908
	IT City PCL	152,900	20,689
*	Italian-Thai Development PCL	17,231,827	873,816
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	21,969
*	Jasmine International PCL	11,956,600	760,246
*	JKN Global Media PCL	638,200	84,680
	Jubilee Enterprise PCL	341,300	260,055
	JWD Infologistics PCL	1,363,500	698,588
	Kang Yong Electric PCL	6,000	50,447
	Karmarts PCL	1,756,900	283,892
	KGI Securities Thailand PCL	403,100	51,261
	Khon Kaen Sugar Industry PCL	6,254,237	611,292
	Ladprao General Hospital PCL, Class F	60,100	9,080
	Lalin Property PCL	495,500	117,170
	Lam Soon Thailand PCL	1,074,700	141,185
	Lanna Resources PCL	609,350	296,190
	Lee Feed Mill PCL	67,000	4,260
	LH Financial Group PCL	27,752,539	802,096
	Loxley PCL	6,581,976	380,461
	LPN Development PCL	4,234,002	460,556
*	Master Ad PCL	3,883,000	54,072
	MBK PCL	3,877,954	1,915,542
	MC Group PCL	783,000	204,699
*	MCOT PCL	658,800	82,047
	MCS Steel PCL	1,579,400	385,928
*	MDX PCL	108,900	13,105
	Mega Lifesciences PCL	618,200	718,743
	Millcon Steel PCL	5,433,354	114,206
	Modernform Group PCL	2,003,800	176,899
*	Mono Next PCL	1,413,700	53,859
	Muang Thai Insurance PCL	61,288	202,093
	Namyong Terminal PCL	1,737,000	167,037
	Nava Nakorn PCL	178,700	9,672

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Nawarat Patanakarn PCL	2,977,100	$61,013
	Netbay PCL	393,700	307,740
	Noble Development PCL	2,319,300	277,877
	Nonthavej Hospital PCL	3,300	3,316
	Northeast Rubber PCL	3,149,300	479,925
	NR Instant Produce PCL	71,400	12,100
*	Nusasiri PCL	390,800	10,473
	Origin Property PCL, Class F	2,597,250	696,058
	Pacific Pipe PCL	192,400	19,007
	PCS Machine Group Holding PCL	1,196,800	155,968
*	Plan B Media PCL, Class F	7,247,656	1,342,511
*	Platinum Group PCL, Class F	3,236,300	278,903
	Polyplex Thailand PCL	1,023,050	634,366
*	Power Solution Technologies PCL, Class F	5,710,720	256,577
	Praram 9 Hospital PCL	91,700	43,368
	Precious Shipping PCL	2,314,600	796,670
	Premier Marketing PCL	1,413,900	360,348
	Prima Marine PCL	4,139,800	701,569
*	Principal Capital PCL	1,537,400	246,404
	Property Perfect PCL	30,025,746	307,673
	Pruksa Holding PCL	2,868,300	904,351
	PTG Energy PCL	3,087,900	1,127,741
	Pylon PCL	1,089,900	121,991
	Quality Houses PCL	28,415,326	1,612,641
	R&B Food Supply PCL	345,300	99,798
*	Raimon Land PCL	9,678,200	180,544
	Rajthanee Hospital PCL	519,100	470,545
	Ratchaphruek Hospital PCL, Class F	146,400	23,464
	Ratchthani Leasing PCL	7,384,755	869,251
	Regional Container Lines PCL	1,066,200	742,362
	Rojana Industrial Park PCL	3,049,854	464,770
	RPCG Pcl	1,542,900	41,755
	RS PCL	1,949,000	803,975
	S 11 Group PCL	1,380,900	179,234
*	S Hotels & Resorts PCL	3,052,300	296,729
	S Kijchai Enterprise PCL, Class F	168,900	22,411
	Sabina PCL	845,800	555,570
	Saha Pathana Inter-Holding PCL	699,100	1,276,601
	Sahakol Equipment PCL	2,553,800	125,476
	Sahamitr Pressure Container PCL	728,400	283,245
	Saha-Union PCL	753,300	569,032
*	Samart Corp. PCL	2,445,500	366,247
	Samart Telcoms PCL	721,200	131,696
	Sansiri PCL	47,003,710	1,617,837
	Sappe PCL	437,900	465,973
	SC Asset Corp. PCL	6,201,215	612,627
	SCG Ceramics PCL	2,696,100	145,927
*	SEAFCO PCL	2,160,702	195,292
*	Seafresh Industry PCL	227,200	18,506
	Sena Development PCL	2,107,633	225,936
*	SENA J Property PCL	835,300	27,434
	Sermsang Power Corp. Co. Ltd.	1,717,188	446,667
*	Siam Wellness Group PCL, Class F	80,500	24,535
	Siamgas & Petrochemicals PCL	2,078,300	567,901
	Siamrajathanee PCL	489,480	124,749
	Sikarin PCL, Class F	65,000	24,422
*	Simat Technologies PCL	1,166,200	72,926
*	Singha Estate PCL	11,739,354	558,282
	Sino-Thai Engineering & Construction PCL	3,693,013	1,135,267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SiS Distribution Thailand PCL	36,100	$24,661
	SISB PCL	111,800	56,399
*	SKY ICT PCL, Class F	163,400	43,362
	SNC Former PCL	651,700	280,817
	Somboon Advance Technology PCL	935,137	523,343
	Southern Concrete Pile PCL	115,700	15,656
	SPCG PCL	1,937,400	697,383
	Sri Trang Agro-Industry PCL	2,624,200	1,323,821
	Sri Trang Gloves Thailand PCL	76,700	22,369
	Sriracha Construction PCL	59,800	16,969
	Srisawad Capital 1969 PCL	378,400	258,497
	Srithai Superware PCL	4,677,700	202,790
	Srivichai Vejvivat PCL	997,700	237,236
	Starflex PCL	849,700	74,120
	Stars Microelectronics Thailand PCL	1,023,800	124,814
*	STP & I PCL	4,616,764	557,990
	Supalai PCL	4,018,991	2,217,520
	Super Energy Corp. PCL	57,070,391	1,049,639
	Susco PCL	1,626,100	196,533
	SVI PCL	951,200	202,436
	Synnex Thailand PCL	681,540	273,977
	Syntec Construction PCL	4,670,200	192,649
	TAC Consumer PCL, Class F	1,430,100	259,267
	Taokaenoi Food & Marketing PCL, Class F	2,024,080	372,269
	Tata Steel Thailand PCL	1,198,700	31,810
	Thai Nakarin Hospital PCL	348,500	334,216
*	Thai Reinsurance PCL	8,213,800	233,077
	Thai Rubber Latex Group PCL	1,217,800	69,113
	Thai Solar Energy PCL, Class F	3,485,274	194,135
	Thai Stanley Electric PCL, Class F	141,000	674,251
	Thai Vegetable Oil PCL	1,901,982	1,424,238
	Thai Wacoal PCL	78,000	69,679
	Thai Wah PCL, Class F	1,671,200	237,112
	Thaicom PCL	1,633,800	493,660
	Thaifoods Group PCL, Class F	3,785,600	556,998
	Thaire Life Assurance PCL, Class F	1,525,800	188,420
	Thaivivat Insurance PCL	151,400	68,818
	Thanachart Capital PCL	892,800	938,308
	Thitikorn PCL	694,300	163,268
	Thoresen Thai Agencies PCL	4,069,454	801,916
	Tipco Asphalt PCL	2,277,200	1,023,125
	TIPCO Foods PCL	1,106,482	255,834
	TKS Technologies PCL	834,515	236,804
	TMT Steel PCL	964,000	193,762
	Tong Hua Holding PCL	216,000	23,155
	TPC Power Holding PCL, Class F	841,800	168,095
	TPI Polene PCL	23,075,800	1,073,152
	TPI Polene Power PCL	9,540,200	842,225
	TQM Alpha PCL	801,300	789,510
	Triple i Logistics PCL	83,300	28,015
*	Triton Holding PCL	8,152,600	40,699
*	TTCL PCL	824,440	93,578
	TTW PCL	2,977,700	680,662
*	U City PLC, Class F	12,358,389	522,780
	Union Auction PCL	825,400	216,868
*	Unique Engineering & Construction PCL	2,628,670	309,418
	United Paper PCL	1,036,800	449,480
*	United Power of Asia PCL, Class F	10,276,434	62,101
	Univanich Palm Oil PCL	2,156,800	402,346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	1,488,000	$117,288
	Vanachai Group PCL	1,592,659	244,799
	Vinythai PCL	12,200	12,468
	WHA Utilities & Power PCL	4,811,700	515,810
	WICE Logistics PCL	1,010,900	294,824
	Workpoint Entertainment PCL	799,040	379,995
	YGGDRAZIL Group PCL	49,500	10,470
*	Ziga Innovation PCL	797,100	93,407

TOTAL THAILAND			93,749,823

TURKEY — (1.3%)
	Afyon Cimento Sanayi TAS	570,356	192,710
	Agesa Hayat ve Emeklilik AS	119,451	202,117
	Akcansa Cimento AS	88,933	210,227
	Aksa Akrilik Kimya Sanayii AS	405,676	1,518,267
#	Aksa Enerji Uretim AS	820,184	1,824,330
	Alarko Carrier Sanayii VE Ticaret AS	898	22,633
#	Alarko Holding AS	456,636	1,575,866
*	Albaraka Turk Katilim Bankasi AS	3,650,381	449,232
#	Alkim Alkali Kimya AS	159,573	334,670
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	334,804
	Anadolu Hayat Emeklilik AS	193,776	156,596
	Aygaz AS	201,864	639,090
*	Bagfas Bandirma Gubre Fabrikalari AS	24,948	48,956
*	Baticim Bati Anadolu Cimento Sanayii AS	4,453	10,599
#	Bera Holding AS	873,946	1,076,360
	Bizim Toptan Satis Magazalari AS	75,491	110,566
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	252,651
	Borusan Yatirim ve Pazarlama AS	4,035	161,033
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	75,637
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	686,566
	Deva Holding AS	73,348	176,711
	Dogan Sirketler Grubu Holding AS	1,366,655	437,185
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	133,227
	Dogus Otomotiv Servis ve Ticaret AS	98,918	651,756
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	12,890
#	EGE Endustri VE Ticaret AS	2,984	529,351
	EGE Gubre Sanayii AS	8,260	34,553
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	522,409
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	364,526
# *	Fenerbahce Futbol AS	90,646	373,296
*	Global Yatirim Holding AS	1,207,616	440,093
* ††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	6
*	Goodyear Lastikleri TAS	243,750	197,519
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	434,407
	GSD Holding AS	515,175	164,029
*	Hektas Ticaret TAS	2,803,027	4,309,757
# *	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	27,556
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	276,990
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	357,649
*	Is Finansal Kiralama AS	878,921	401,447
	Is Yatirim Menkul Degerler AS, Class A	394,002	764,739
*	Izmir Demir Celik Sanayi AS	1,216,377	264,062
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	57,248
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	47,203
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	283,665	136,866
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	145,575
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	101,782

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	$290,384
*	Konya Cimento Sanayii AS	633	81,862
#	Kordsa Teknik Tekstil AS	175,250	604,282
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	901,826
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	596,784
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	1,165,540
*	Migros Ticaret AS	151,462	984,900
#* Ω	MLP Saglik Hizmetleri AS	311,376	1,089,930
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	19,813
*	NET Holding AS	569,393	444,252
*	Netas Telekomunikasyon AS	110,964	210,983
	Nuh Cimento Sanayi AS	230,473	1,083,895
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	488,185
	Otokar Otomotiv Ve Savunma Sanayi AS	5,944	168,957
*	Oyak Cimento Fabrikalari AS	97,755	88,279
*	Pamukova Yenilenebilir Elektrik Uretim AS	7,282	58,003
*	Parsan Makina Parcalari Sanayii AS	60,935	184,269
	Polisan Holding AS	443,358	233,504
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	437,732
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,310,249	1,663,427
# *	Sasa Polyester Sanayi AS	1,429,621	9,207,695
# *	Sekerbank Turk AS	3,368,091	367,523
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	466,350
	Tat Gida Sanayi AS	237,110	360,842
#	Tekfen Holding AS	547,945	971,642
*	Teknosa Ic Ve Dis Ticaret AS	425,506	426,280
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	550,748	134,564
*	Tukas Gida Sanayi ve Ticaret AS	60,514	60,944
*	Tumosan Motor ve Traktor Sanayi AS	15,813	63,009
# *	Turcas Petrol AS	410,905	526,013
	Turk Prysmian Kablo ve Sistemleri AS	26,111	43,685
	Turk Traktor ve Ziraat Makineleri AS	7,712	157,649
	Turkiye Sigorta AS	77,586	33,137
*	Turkiye Sinai Kalkinma Bankasi AS	3,513,187	568,387
*	Ulker Biskuvi Sanayi AS	245,708	347,210
	Vestel Beyaz Esya Sanayi ve Ticaret AS	367,190	185,048
#	Vestel Elektronik Sanayi ve Ticaret AS	173,937	431,067
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	371,923
*	Zorlu Enerji Elektrik Uretim AS	1,556,705	395,409

TOTAL TURKEY			47,160,926

UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Islamic Bank PJSC	2,965,487	7,672,903
	Abu Dhabi National Insurance Co. PSC	100,246	163,201
	Abu Dhabi Ship Building Co. PJSC	215,465	243,167
	Agthia Group PJSC	786,927	957,127
	Air Arabia PJSC	6,000,755	3,332,903
*	Ajman Bank PJSC	2,477,816	498,312
	Amanat Holdings PJSC	2,892,817	724,842
*	Amlak Finance PJSC	1,757,460	281,048
*	Apex Investment Co. PSC	1,389,179	1,450,804
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,367,697	2,341,547
*	Arkan Building Materials Co.	4,432,983	1,858,950
	Dana Gas PJSC	9,668,141	2,475,095
*	Deyaar Development PJSC	3,514,571	469,866
	Dubai Financial Market PJSC	4,059,981	1,561,453
	Dubai Investments PJSC	4,875,961	2,893,592
*	Emaar Development PJSC	2,262,348	2,634,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	344,855	$537,970
*	Eshraq Investments PJSC	4,117,235	504,006
*	Gulf Navigation Holding PJSC	1,692,804	196,502
*	Gulf Pharmaceutical Industries PSC	67,736	22,482
	Islamic Arab Insurance Co.	1,416,573	199,851
*	Manazel PJSC	3,465,676	380,310
	National Central Cooling Co. PJSC	58,643	50,821
*	Palms Sports PrJSC	50,999	149,742
*	RAK Properties PJSC	2,768,862	557,481
	Ras Al Khaimah Ceramics	661,361	518,483
*	SHUAA Capital PSC	2,423,689	257,598
*	Union Properties PJSC	4,498,526	315,978

TOTAL UNITED ARAB EMIRATES			33,250,615

TOTAL COMMON STOCKS			3,479,423,022

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.8%)
	Banco ABC Brasil SA	321,270	1,284,956
Ω	Banco BMG SASeries B	199,949	96,384
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,570,296
	Banco Pan SA	508,638	761,160
	Centrais Eletricas Santa CatarinaSeries A	59,700	683,970
	Cia de Saneamento do ParanaSeries A	4,294,927	3,201,136
	Cia de Transmissao de Energia Eletrica Paulista	627,378	2,975,658
	Cia Energetica do Ceara Class A	95,539	787,912
	Cia Ferro Ligas da Bahia - FERBASA	172,100	1,747,487
	Cia Paranaense de Energia	2,481,095	3,554,371
	Eucatex SA Industria e Comercio	196,878	302,625
	Grazziotin SA	12,400	82,723
	Marcopolo SA	1,801,511	1,004,424
	Randon SA Implementos e Participacoes	594,036	1,143,107
	Schulz SA	339,000	321,576
	Taurus Armas SA	172,874	498,324
	Track & Field Co. SA	123,600	306,278
	Unipar Carbocloro SA Class B	265,449	5,487,809
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,020,521	1,428,393

TOTAL BRAZIL			27,238,589

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	634,296
	Embotelladora Andina SA Class B	41,652	72,765

TOTAL CHILE			707,061

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	51,644

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	644,939	400,488

THAILAND — (0.1%)
*	U City PLC	49,104,342	1,341,790

TOTAL PREFERRED STOCKS			29,739,572

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Fleury SA Rights 11/21/22	143,339	$36,074
*	Omega Energia SA Rights 11/07/22	70,508	273

TOTAL BRAZIL			36,347

CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	69,488	0

INDIA — (0.0%)
*	Suzlon Energy Ltd. Rights 10/20/22	4,061,699	149,656

INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	10,927,837	3,503

MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	286,285	26,642

SAUDI ARABIA — (0.0%)
*	Saudi Paper Manufacturing Co. Rights 11/02/22	23,907	115,159

SOUTH KOREA — (0.0%)
*	Icure Pharm, Inc. Rights 12/06/22	4,891	1,889
*	Kolon Global Corp. Rights 12/02/22	573	0

TOTAL SOUTH KOREA			1,889

TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	1,557,433	13,534
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	15,619	8,482

TOTAL TAIWAN			22,016

THAILAND — (0.0%)
*	Aqua W3 Warrants 12/31/24	224,800	591
*	Asian Sea Corp. PCL Rights 09/30/22	115,974	0
*	Master Ad PCL Warrants 09/04/23	970,750	0
*	Pstc W2 Warrants 10/28/23	1,903,573	0

TOTAL THAILAND			591

TOTAL RIGHTS/WARRANTS			355,803

TOTAL INVESTMENT SECURITIES (Cost $3,641,873,380)			3,509,518,397

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,706,428	65,972,009

TOTAL INVESTMENTS — (100.0%) (Cost $3,707,870,867)			$3,575,490,406

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	12/16/22	$27,594,377	$24,412,960	$(3,181,417)

Total Futures Contracts			$27,594,377	$24,412,960	$(3,181,417)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$14,557	—	$14,557
Brazil	$200,556,578	2,113,301	—	202,669,879
Chile	56,743	22,523,667	—	22,580,410
China	30,708,728	744,535,093	$7,629,809	782,873,630
Colombia	2,857,262	651,402	—	3,508,664
Greece	47,143	12,823,190	—	12,870,333
Hong Kong	—	603,989	—	603,989
Hungary	—	1,366,524	—	1,366,524
India	328,042	685,825,728	8,454	686,162,224
Indonesia	211,331	83,744,145	454,201	84,409,677
Malaysia	—	58,091,500	1,244	58,092,744
Mexico	105,709,485	6,131,488	18,258	111,859,231
Philippines	—	36,892,926	5,536	36,898,462
Poland	—	32,190,916	—	32,190,916
Qatar	—	31,471,396	—	31,471,396
Saudi Arabia	495,984	138,059,968	—	138,555,952
South Africa	4,776,263	130,916,195	—	135,692,458
South Korea	30,295	400,895,469	1,784,341	402,710,105
Taiwan	499,088	559,929,711	301,708	560,730,507
Thailand	91,364,773	2,379,782	5,268	93,749,823
Turkey	—	47,160,926	—	47,160,926
United Arab Emirates	—	33,250,615	—	33,250,615
Preferred Stocks
Brazil	27,142,205	96,384	—	27,238,589
Chile	—	707,061	—	707,061
Colombia	51,644	—	—	51,644
Philippines	—	400,488	—	400,488
Thailand	1,341,790	—	—	1,341,790
Rights/Warrants
Brazil	—	36,347	—	36,347
India	—	149,656	—	149,656
Indonesia	—	3,503	—	3,503
Malaysia	—	26,642	—	26,642
Saudi Arabia	—	115,159	—	115,159
South Korea	—	1,889	—	1,889
Taiwan	—	22,016	—	22,016
Thailand	—	591	—	591

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$65,972,009	—		$65,972,009
Futures Contracts**	$(3,181,417)	—	—		(3,181,417)

TOTAL	$462,995,937	$3,099,104,233	$10,208,819	^	$3,572,308,989

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: January 4, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date: January 3, 2023